       AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 29, 2011.

                                                             FILE NOS. 333-25473
                                                                       811-03859
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                            Pre-Effective Amendment No.                          [ ]

                           Post-Effective Amendment No. 36                       [X]


                                     and/or

                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                                  Amendment No. 37                               [X]


                        (Check Appropriate Box or Boxes)

                                  ------------

                            VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                               (Name of Depositor)

                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
              (Address of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (800) 871-2000


                         AMERICAN HOME ASSURANCE COMPANY
                               (Name of Guarantor)

                                175 WATER STREET
                               NEW YORK, NY 10038
              (Address of Guarantor's Principal Offices) (Zip Code)

        Guarantor's Telephone Number, including Area Code: (212) 770-7000


                             MALLARY L. REZNIK, ESQ.
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
 (Name and Address of Agent for Service for Depositor, Registrant and Guarantor)


Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:




[ ] immediately upon filing pursuant to paragraph (b) of Rule 485



[X] on May 2, 2011 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: (i) Units of interest in Variable Separate Account of SunAmerica Annuity and Life Assurance Company under variable annuity contracts and (ii) guarantee related to insurance obligations under the variable annuity contracts.

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--------------------------------------------------------------------------------

                            VARIABLE SEPARATE ACCOUNT

                              CROSS REFERENCE SHEET

                              PART A -- PROSPECTUS

ITEM NUMBER
IN FORM N-4                                                    CAPTION
-----------                                                    -------
1.   Cover Page..............................   Cover Page
2.   Definitions.............................   Glossary
3.   Synopsis................................   Highlights; Fee Tables; Portfolio
                                                Expenses; Examples
4.   Condensed Financial Information.........   Appendix - Condensed Financial
                                                Information
5.   General Description of Registrant,
     Depositor and Portfolio Companies.......   The Polaris II Variable Annuity;
                                                Other Information
6.   Deductions..............................   Expenses
7.   General Description of Variable Annuity
     Contracts...............................   The Polaris II Variable Annuity;
                                                Purchasing a Polaris II Variable
                                                Annuity; Investment Options
8.   Annuity Period..........................   Annuity Income Options
9.   Death Benefit...........................   Death Benefits
10.  Purchases and Contract Value............   Purchasing a Variable Annuity
                                                Contract
11.  Redemptions.............................   Access To Your Money
12.  Taxes...................................   Taxes
13.  Legal Proceedings.......................   Legal Proceedings
14.  Table of Contents of Statement of
     Additional Information..................   Table of Contents of  Statement of
                                                Additional Information

                  PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

ITEM NUMBER
IN FORM N-4                                                    CAPTION
-----------                                                    -------
15.  Cover Page..............................   Cover Page
16.  Table of Contents.......................   Table of Contents
17.  General Information and History.........   The Polaris II Variable Annuity (P);
                                                Separate Account; General Account
                                                (P);
                                                Investment Options (P);
                                                Other Information (P)
18.  Services................................   Other Information (P)
19.  Purchase of Securities Being Offered....   Purchasing a Polaris II Variable
                                                Annuity (P)
20.  Underwriters............................   Distribution of Contracts
21.  Calculation of Performance Data.........   Performance Data
22.  Annuity Payments........................   Annuity Income Options (P);
                                                Income Payments; Annuity Unit Values
23.  Financial Statements....................   Depositor: Other Information (P);
                                                Financial Statements; Registrant:
                                                Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                                [POLARIS II LOGO]

                                   PROSPECTUS
                                   MAY 2, 2011

               FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                               issued by Depositor
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                               in connection with
                            VARIABLE SEPARATE ACCOUNT



This variable annuity has several investment choices -- Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series, Anchor Series Trust, Lord Abbett Series Fund, Inc. and SunAmerica Series Trust.



This contract is no longer available for purchase by new contract owners.

UNDERLYING FUNDS:                                        MANAGED BY:
     Aggressive Growth                                   Wells Capital Management Incorporated
     Alliance Growth                                     AllianceBernstein L.P.
     American Funds Asset Allocation                     Capital Research and Management Company
     American Funds Global Growth                        Capital Research and Management Company
     American Funds Growth                               Capital Research and Management Company
     American Funds Growth-Income                        Capital Research and Management Company
     Asset Allocation                                    Edge Asset Management, Inc.
     Balanced                                            J.P. Morgan Investment Management Inc.
     Blue Chip Growth                                    SunAmerica Asset Management Corp.
     Capital Appreciation                                Wellington Management Company, LLP
     Capital Growth                                      OppenheimerFunds, Inc.
     Cash Management                                     BofA Advisors, LLC
     Corporate Bond                                      Federated Investment Management Company
     Davis Venture Value                                 Davis Selected Advisers, L.P.
     "Dogs" of Wall Street(1)                            SunAmerica Asset Management Corp.
     Emerging Markets                                    Putnam Investment Management, LLC
     Equity Opportunities                                OppenheimerFunds, Inc.
     Foreign Value                                       Templeton Investment Counsel, LLC
     Fundamental Growth                                  Wells Capital Management Incorporated
     Global Bond                                         Goldman Sachs Asset Management
                                                         International
     Global Equities                                     J.P. Morgan Investment Management Inc.
     Government and Quality Bond                         Wellington Management Company, LLP
     Growth-Income                                       J.P. Morgan Investment Management
                                                         Inc.(2)
     Growth Opportunities                                Invesco Advisers, Inc.
     Growth                                              Wellington Management Company, LLP
     High-Yield Bond                                     PineBridge Investments LLC
     International Diversified Equities                  Morgan Stanley Investment Management
                                                         Inc.
     International Growth and Income                     Putnam Investment Management, LLC
     Invesco Van Kampen V.I. Capital Growth Fund,        Invesco Advisers, Inc.
       Series II Shares
     Invesco Van Kampen V.I. Comstock Fund, Series II    Invesco Advisers, Inc.
       Shares
     Invesco Van Kampen V.I. Growth and Income Fund,     Invesco Advisers, Inc.
       Series II Shares
     Lord Abbett Growth and Income                       Lord, Abbett & Co. LLC
     Lord Abbett Mid Cap Value                           Lord, Abbett & Co. LLC
     Marsico Focused Growth                              Marsico Capital Management, LLC
     MFS Massachusetts Investors Trust(1)                Massachusetts Financial Services Company
     MFS Total Return                                    Massachusetts Financial Services Company
     Mid-Cap Growth                                      J.P. Morgan Investment Management Inc.
     Natural Resources                                   Wellington Management Company, LLP
     Real Estate                                         Davis Selected Advisers, L.P.
     Small & Mid Cap Value                               AllianceBernstein L.P.
     Technology                                          Columbia Management Investment Advisers,
                                                         LLC
     Telecom Utility                                     Massachusetts Financial Services Company
     Total Return Bond                                   Pacific Investment Management Company
                                                         LLC
(1) "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income. MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income.
(2) On November 15, 2010, the investment manager of the Growth-Income Variable Portfolio changed from Alliance Bernstein L.P. to J.P. Morgan Investment Management Inc.

Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 2, 2011. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.


ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



This variable annuity provides an optional Payment Enhancement feature. If you elect this feature, in exchange for Payment Enhancements credited to your contract, your withdrawal charge schedule will be longer and greater than if you chose not to elect this feature. These withdrawal charges may more than offset the value of any Payment Enhancement.

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--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
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--------------------------------------------------------------------------------


GLOSSARY...................................................................      3
HIGHLIGHTS.................................................................      4
FEE TABLE..................................................................      5
     Maximum Owner Transaction Expenses....................................      5
     Contract Maintenance Fee..............................................      5
     Separate Account Annual Expenses......................................      5
     Underlying Fund Expenses..............................................      5
MAXIMUM AND MINIMUM EXPENSE EXAMPLES.......................................      6
THE POLARIS(II) VARIABLE ANNUITY...........................................      7
PURCHASING A POLARIS(II) VARIABLE ANNUITY..................................      7
     Allocation of Purchase Payments.......................................      8
     Polaris Rewards Program...............................................      9
     Accumulation Units....................................................     10
     Free Look.............................................................     11
     Exchange Offers.......................................................     11
     Important Information for Military Servicemembers.....................     11
INVESTMENT OPTIONS.........................................................     11
     Variable Portfolios...................................................     11
          AIM Variable Insurance Funds (Invesco Variable Insurance Funds)..     12
          American Funds Insurance Series..................................     12
          Anchor Series Trust..............................................     12
          Lord Abbett Series Fund, Inc.....................................     12
          SunAmerica Series Trust..........................................     12
     Substitution, Addition or Deletion of Variable Portfolios.............     14
     Fixed Accounts........................................................     14
     Dollar Cost Averaging Fixed Accounts..................................     14
     Dollar Cost Averaging Program.........................................     15
     Polaris Portfolio Allocator Program...................................     15
     Transfers During the Accumulation Phase...............................     17
     Automatic Asset Rebalancing Program...................................     19
     Return Plus Program...................................................     19
     Voting Rights.........................................................     20
ACCESS TO YOUR MONEY.......................................................     20
     Free Withdrawal Provision.............................................     20
     Systematic Withdrawal Program.........................................     21
     Nursing Home Waiver...................................................     21
     Minimum Contract Value................................................     21
     Qualified Contract Owners.............................................     22
LIVING BENEFIT.............................................................     22
     Income Protector......................................................     22
DEATH BENEFIT..............................................................     23
     Beneficiary Continuation Programs.....................................     24
     Death Benefit Defined Terms...........................................     25
     Death Benefit Options.................................................     25
     Optional EstatePlus Benefit...........................................     27
     Spousal Continuation..................................................     27
EXPENSES...................................................................     28
     Separate Account Expenses.............................................     28
     Withdrawal Charges....................................................     28
     Underlying Fund Expenses..............................................     29
     Contract Maintenance Fee..............................................     29
     Transfer Fee..........................................................     29
     Optional Income Protector Fee.........................................     29
     Optional EstatePlus Fee...............................................     29
     Premium Tax...........................................................     29
     Income Taxes..........................................................     29
     Reduction or Elimination of Fees, Expenses  and Additional Amounts
            Credited.......................................................     30
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT...................     30
ANNUITY INCOME OPTIONS.....................................................     31
     The Income Phase......................................................     31
     Annuity Income Options................................................     32
     Fixed or Variable Annuity Income Payments.............................     33
     Annuity Income Payments...............................................     33
     Transfers During the Income Phase.....................................     33
     Deferment of Payments.................................................     33
TAXES......................................................................     33
     Annuity Contracts in General..........................................     34
     Tax Treatment of Distributions - Non-Qualified Contracts..............     34
     Tax Treatment of Distributions - Qualified Contracts..................     35
     Required Minimum Distributions........................................     36
     Tax Treatment of Death Benefits.......................................     37
     Contracts Owned by a Trust or Corporation.............................     37
     Gifts, Pledges and/or Assignments of a Contract.......................     37
     Diversification and Investor Control..................................     37
OTHER INFORMATION..........................................................     38
     The Distributor.......................................................     38
     The Company...........................................................     38
     The Separate Account..................................................     39
     The General Account...................................................     39
     Guarantee of Insurance Obligations....................................     39
     Financial Statements..................................................     40
     Administration........................................................     40
     Legal Proceedings.....................................................     40
     Registration Statements...............................................     41
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION...................     41
APPENDIX A - CONDENSED FINANCIAL INFORMATION...............................    A-1
APPENDIX B - MARKET VALUE ADJUSTMENT ("MVA")...............................    B-1
APPENDIX C - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION.................    C-1
APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY................    D-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or the Annuitant dies.

COMPANY - Refers to SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), the insurer that issues this contract. The term "we," "us" and "our" are also used to identify the issuing Company.

CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.

FIXED ACCOUNT - An account, if available, that we may offer in which you may invest money and earn a fixed rate of return.

GOOD ORDER - Fully and accurately completed forms, including any necessary supplementary documentation, applicable to any given transaction or request received by us.


INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.


INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.


LATEST ANNUITY DATE - For contracts issued prior to January 1, 2001, the Latest Annuity Date is defined as the first business day of the month following your 90th birthday or 10 years after your contract issue date, whichever is later. For contracts issued on or after January 1, 2001, your Latest Annuity Date is defined as the first business day of the month following your 95th birthday or 10 years after your contract issue date, whichever is later.


MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").

NYSE - New York Stock Exchange

OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PAYMENT ENHANCEMENT(S) - The amount(s) allocated to your contract by us under the Polaris Rewards Program. Payment Enhancements are calculated as a percentage of your Purchase Payments and are considered earnings.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's general account. The Separate Account is divided into Variable Portfolios.

TRUSTS - Collectively refers to AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Fund Insurance Series, Anchor Series Trust, Lord Abbett Series Fund, Inc. and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Polaris(II) Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to provide for your retirement.

This contract may provide you with Payment Enhancements that are invested in your contract as earnings.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request minus any applicable Payment Enhancement, if you elected Polaris Rewards. The contract value refunded may be more or less than your original Purchase Payments. However, you receive any gain and we bear any loss on any applicable Payment Enhancement. If your contract was issued as an IRA or if required by certain states, we will return the greater of your original Purchase Payment(s) or the contract value minus any applicable Payment Enhancements. We will return your original Purchase Payments if required by law. PLEASE SEE PURCHASING A POLARIS II VARIABLE ANNUITY AND FREE LOOK IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance fee from your contract, which may be waived for contracts of $50,000 or more. We also deduct insurance charges, which equal 1.52% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. If you elect optional features available under the contract we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment. The amount of the withdrawal charge declines over time. After a Purchase Payment has been in the contract for seven complete years or nine complete years if you elected the Polaris Rewards program, withdrawal charges no longer apply to that Purchase Payment. PLEASE SEE FEE TABLE, PURCHASING A POLARIS(II) VARIABLE ANNUITY AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299. Telephone Number: (800) 445-7862. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR STATE SPECIFIC INFORMATION.

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WE ALSO OFFER CONTRACTS THAT DO NOT OFFER THE POLARIS REWARDS PROGRAM. ELECTING THE POLARIS REWARDS PROGRAM DOES NOT RESULT IN HIGHER SEPARATE ACCOUNT CHARGES. HOWEVER, A CONTRACT WITHOUT THE POLARIS REWARDS PROGRAM HAS A SHORTER AND LOWER SURRENDER CHARGE SCHEDULE. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.


IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

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--------------------------------------------------------------------------------
                                    FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT ARE APPLICABLE TO THE CONTRACT AND WHEN YOU TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.(1)


MAXIMUM OWNER TRANSACTION EXPENSES

MAXIMUM WITHDRAWAL CHARGES (AS A PERCENTAGE
  OF EACH PURCHASE PAYMENT)(2)..............   9%


TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE(3)................  $35



SEPARATE ACCOUNT ANNUAL EXPENSES(4)


(deducted from the average daily ending net asset value allocated to the Variable Portfolios)



Mortality and Expense Risk Fees..........   1.37%
Distribution Expense Fee.................   0.15%
Optional EstatePlus Fee(5)...............   0.25%
                                            =====
     MAXIMUM SEPARATE ACCOUNT ANNUAL
       EXPENSES..........................   1.77%






UNDERLYING FUND EXPENSES
(AS OF JANUARY 31, 2011)



THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.


TOTAL ANNUAL UNDERLYING FUND
OPERATING EXPENSES                    MINIMUM   MAXIMUM
----------------------------          -------   -------
(expenses that are deducted from
  Underlying Funds of the Trusts,
  including management fees, other
  expenses and 12b-1 fees, if
  applicable)......................    0.52%     1.33%





FOOTNOTES TO THE FEE TABLE:

(1) State premium taxes of up to 3.5% of your Purchase Payments may be deducted when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE PREMIUM TAX AND STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW.

(2) Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 7 or 9 years depending on whether you elected Polaris Rewards, as follows:

YEARS SINCE RECEIPT:..........................................   1    2    3    4    5    6    7    8    9   10+
Without Polaris Rewards.......................................   7%   6%   5%   4%   3%   2%   1%   0%   0%   0%
With Polaris Rewards..........................................   9%   9%   8%   7%   6%   5%   4%   3%   2%   0%



(3) The contract maintenance fee is assessed annually and may be waived if contract value is $50,000 or more.



(4) If you do not elect any optional features, your total separate account annual expenses would be 1.52%. If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.15% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS BELOW.



(5) EstatePlus is an optional earnings enhancement death benefit. This feature is not available on contracts issued in Washington.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES

(assuming maximum separate account annual expenses of 1.77% (including EstatePlus) and investment in an Underlying Fund with total expenses of 1.33%)


(1) If you surrender your contract at the end of the applicable time period:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
$1,218     $1,771     $2,249     $3,457



(2) If you do not surrender or annuitize your contract at the end of the applicable time period:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $318       $971      $1,649     $3,457





MINIMUM EXPENSE EXAMPLES

(assuming minimum separate account annual expenses of 1.52%, no election of optional features and investment in an Underlying Fund with total expenses of 0.52%)


(1) If you surrender your contract at the end of the applicable time period:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
$1,112     $1,455     $1,724     $2,421



(2) If you do not surrender or annuitize your contract at the end of the applicable time period:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $212       $655      $1,124     $2,421




EXPLANATION OF EXPENSE EXAMPLES



1. The purpose of the Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values over $50,000. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.




2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

3. Maximum Expense Examples reflect the Polaris Rewards withdrawal charge schedule, but do not reflect any upfront Payment Enhancements.

4. If you elected the Income Protector Plus or Income Protector Max feature between November 2, 1998 and March 31, 1999, please see the Income Protector program below for details regarding the fee applicable to the feature.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 THE POLARIS(II)
                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract. The contract provides several main benefits:

     - Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     - Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.


This variable annuity was developed to help you plan for your retirement. In the Accumulation phase, it can help you build assets on a tax-deferred basis. In the Income Phase, it can provide you with guaranteed income through annuity income payments.


The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.


As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE SEE TAXES BELOW. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, PLEASE SEE FEE TABLE ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            PURCHASING A POLARIS(II)
                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES BELOW.


------------------------------------------------------------------------------
                                                                  MINIMUM
                                                                 AUTOMATIC
                                              MINIMUM           SUBSEQUENT
                      MINIMUM INITIAL       SUBSEQUENT           PURCHASE
                     PURCHASE PAYMENT    PURCHASE PAYMENT         PAYMENT
------------------------------------------------------------------------------
     Qualified            $2,000               $250                $100
------------------------------------------------------------------------------
   Non-Qualified          $5,000               $500                $100
------------------------------------------------------------------------------



Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100.


We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,500,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept any Purchase Payment. Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company or its affiliate, First SunAmerica Life Insurance Company, to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. The terms creating any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


NON-NATURAL OWNERSHIP


A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.



Various considerations may apply with respect to non-natural ownership of this contract including but not limited to estate planning, tax consequences and the propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.


MAXIMUM ISSUE AGE


We will not issue a contract to anyone age 86 or older on the contract issue date. We will not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES BELOW. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.


TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.

JOINT OWNERSHIP

We allow this contract to be jointly owned. We require that the joint Owners be spouses except in states that allow non-spouses to be joint Owners. The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. Other states allow same-sex partners to marry ("Same-Sex Spouses"). There are also states that require us to issue the contract to non-spousal joint Owners. However, Domestic Partners, Same-Sex Spouses and non-spousal joint Owners who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the Internal Revenue Code. Therefore, the ability of Domestic Partners, Same-Sex Spouses and non-spousal joint Owners to fully benefit from certain benefits and features of the contract, such as optional living benefits, if applicable, that guarantee withdrawals over two lifetimes may be limited by the conflict between certain state and federal laws.

ASSIGNMENT OF THE CONTRACT

You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We will not be bound by any assignment until written notice is received by us at our Annuity Service Center. We are not responsible for the validity, tax or other legal consequences of any assignment. An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.


We reserve the right not to recognize any assignment if it changes the risk profile of the owner of the contract, as determined in our sole discretion or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.


ALLOCATION OF PURCHASE PAYMENTS


In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us. You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that is not deemed our agent, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.



An initial Purchase Payment will be priced within two business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payments as of the date such Purchase Payments are priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within five NYSE business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.



Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and

Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.

Purchase Payments submitted by check can only be accepted by the Company at the Payment Center at the following address:

SunAmerica Annuity
P.O. Box 100330
Pasadena, CA 91189-0330

Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

SunAmerica Annuity
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-0330

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.

POLARIS REWARDS PROGRAM

If you were age 80 or younger at the time your contract was issued you may have elected to participate in this program at contract issue. We contribute an upfront Payment Enhancement and, if available, a deferred Payment Enhancement to your contract in conjunction with each Purchase Payment you invest during the life of your contract. If you elected to participate in this program, all Purchase Payments are subject to a nine year withdrawal charge schedule. PLEASE SEE EXPENSES BELOW. These withdrawal charges may offset the value of any Payment Enhancement, if you make an early withdrawal. Amounts we contribute to your contract under this program are considered earnings and are allocated to your contract as described below. There may be scenarios in which due to negative market conditions and your inability to remain invested over the long-term, a contract with the Polaris Rewards program may not perform as well as the contract without the program.

Purchase Payments may not be invested in dollar cost averaging Fixed Accounts if you participate in the Polaris Rewards program. However, you may use other Fixed Account options, if available, for dollar cost averaging. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW.

POLARIS REWARDS ENHANCEMENT LEVELS

Each enhancement level is a range of dollar amounts, which may correspond to different enhancement rates and dates. The enhancement level applicable to your initial Purchase Payment is determined by the amount of that initial Purchase Payment. With respect to any subsequent Purchase Payments we determine your enhancement level by adding your contract value on the date we receive each subsequent Purchase Payment to the amount of the subsequent Purchase Payment. Enhancement levels may change from time to time, at our sole discretion.

UPFRONT PAYMENT ENHANCEMENT

An upfront Payment Enhancement is an amount we add to your contract on the day we receive a Purchase Payment. We calculate an upfront Payment Enhancement amount as a percentage of each Purchase Payment. We refer to this percentage amount as the upfront Payment Enhancement Rate. We periodically review and establish the upfront Payment Enhancement Rate, which may increase or decrease at any time, but will never be less than 2%. The applicable upfront Payment Enhancement Rate is the rate in effect for the applicable enhancement level at the time we receive each Purchase Payment under your contract. The upfront Payment Enhancement amounts are allocated among Variable Portfolios and Fixed Accounts according to the current allocation instructions on file when we receive each Purchase Payment.

DEFERRED PAYMENT ENHANCEMENT

A deferred Payment Enhancement is an amount we may add to your contract on a stated future date (the "deferred Payment Enhancement date"). We calculate a deferred Payment Enhancement amount, if applicable, as a percentage of each Purchase Payments received at the time we receive the Purchase Payment. We refer to this percentage amount as the deferred Payment Enhancement Rate. We periodically review and establish the deferred Payment Enhancement Rates and deferred Payment Enhancement dates. The deferred Payment Enhancement Rate being offered may increase, decrease or be eliminated by us at any time. The deferred Payment Enhancement date, if applicable, may change at any time. The applicable deferred Payment Enhancement date and deferred Payment Enhancement Rate are those which may be in effect for the applicable enhancement level at the time when we receive each Purchase Payment. Any applicable deferred Payment Enhancement, when credited, is allocated to the Cash Management Variable Portfolio.

If you withdraw any portion of a Purchase Payment, to which a deferred Payment Enhancement applies, prior to the deferred Payment Enhancement date, we reduce the amount of the corresponding deferred Payment Enhancement in the same proportion that your withdrawal (and any fees and charges associated with such withdrawals) reduces that Purchase Payment. For purposes of determining the deferred Payment Enhancement, withdrawals are assumed to be taken from earnings first, then from Purchase Payments, on a first-in-first-out basis.

We will not allocate any applicable deferred Payment Enhancement, if any, to your contract if the following circumstances occur prior to the deferred Payment Enhancement date:

     - You surrender your contract;

     - A death benefit is paid on your contract;

     - You switch to the Income Phase of your contract; or

     - You fully withdraw the corresponding Purchase Payment.

90 DAY WINDOW

As of the 90th day after your contract was issued, we will total your Purchase Payments made over those 90 days, without considering any investment gain or loss in contract value on those Purchase Payments. If your total Purchase Payments bring you to an enhancement level which, as of the date we issued your contract, would have provided for a higher upfront and/or deferred Payment Enhancement rate on each Purchase Payment, you will get the benefit of the enhancement rate(s) that were applicable to that higher enhancement level at the time your contract was issued ("Look Back Adjustment"). We will add any applicable upfront Look Back Adjustment to your contract on the 90th day following the date of contract issue. We will send you a confirmation indicating any applicable upfront and/or deferred Look Back Adjustment, on or about the 90th day following the date of contract issuance. We will allocate any applicable upfront Look Back Adjustment according to your then current allocation instructions on file for subsequent Purchase Payments at the time we make the contribution and if applicable, to the Cash Management Variable Portfolio, for a deferred Look Back Adjustment.

CURRENT ENHANCEMENT LEVELS

The Enhancement Levels, Upfront Payment Enhancement Rate, Deferred Payment Enhancement Rate and Deferred Payment Enhancement date applicable to all Purchase Payments as of the date of this prospectus are:

--------------------------------------------------------------------------------------
                               UPFRONT          DEFERRED
                               PAYMENT          PAYMENT
                             ENHANCEMENT      ENHANCEMENT         DEFERRED PAYMENT
    ENHANCEMENT LEVEL            RATE             RATE            ENHANCEMENT DATE
--------------------------------------------------------------------------------------
 Under $40,000                    2%               0%         N/A
--------------------------------------------------------------------------------------
 $40,000 - $99,999                4%               0%         N/A
--------------------------------------------------------------------------------------
 $100,000 - $499,999              4%               1%         Nine years from the date
                                                              we receive each Purchase
                                                              Payment.
--------------------------------------------------------------------------------------
 $500,000 - more                  5%               1%         Nine years from the date
                                                              we receive each Purchase
                                                              Payment.
--------------------------------------------------------------------------------------




The Polaris Rewards program may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative regarding the availability of this program.

We reserve the right to modify, suspend or terminate the Polaris Rewards program at any time for prospectively issued contracts and for subsequent Purchase Payments.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we process your Purchase Payment, as described under ALLOCATION OF PURCHASE PAYMENTS above, if before that day's Market Close, or on the next business day's unit value if we process your Purchase Payment after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable daily asset based charges;
        and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by adding the Purchase Payment and Payment Enhancement, if applicable, and dividing that amount, by the Accumulation Unit value for the specific Variable Portfolio.


     EXAMPLE (CONTRACTS WITHOUT POLARIS REWARDS):


     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Unit for Variable Portfolio A.


     EXAMPLE (CONTRACTS WITH POLARIS REWARDS):

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. If the Payment Enhancement is 2% of your Purchase Payment, we would add a Payment Enhancement of $500 to your contract. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,500 by $11.10 and credit your contract on Wednesday with 2,297.2973 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK


You may cancel your contract within ten days after receiving it. Your state may require a longer free look period. We call this a "free look." To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.



If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center minus the Free Look Payment Enhancement Deduction, if applicable. If you elect the Polaris Rewards feature, the Free Look Payment Enhancement Deduction is equal to the lesser of (1) the value of any Payment Enhancement(s) on the day we receive your free look request; or (2) the Payment Enhancement amount(s), if any, which we allocated to your contract. Thus, you receive any gain and we bear any loss on any Payment Enhancement(s) if you decide to cancel your contract during the free look period.



Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. If your contract was issued in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center.



With respect to those contracts, we reserve the right to put your money and the Payment Enhancement, if you elected the Polaris Rewards feature, in the Cash Management Variable Portfolio during the free look period and will allocate your money and the Payment Enhancement according to your instructions at the end of the applicable free look period. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR INFORMATION ABOUT THE FREE LOOK PERIOD IN YOUR STATE.


EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.


The Variable Portfolios offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Variable Portfolios periodically and may make changes if we determine that a Variable Portfolio no longer satisfies one or more of the selection criteria and/or if the Variable Portfolio has not attracted significant allocations from contract owners. We offer Underlying Funds of the Anchor Series Trust and SunAmerica Series Trust at least in part because they are managed by SunAmerica Asset Management Corp. ("SAAMCo"), a wholly-owned subsidiary of SunAmerica Annuity.

You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolios you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.


During periods of low short-term interest rates, and in part due to contract fees and expenses, the investment return of the Cash Management Variable Portfolio may become extremely low and possibly negative. In the case of negative returns, your investment in the Cash Management Variable Portfolio will lose value.


We do not provide investment advice, nor do we recommend or endorse any particular Variable Portfolio. The Variable Portfolios along with their respective advisers are listed below.

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES


     Invesco Advisers, Inc. is the investment adviser to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").


     AMERICAN FUNDS INSURANCE SERIES - CLASS 2

     Capital Research and Management Company is the investment adviser to American Funds Insurance Series ("AFIS").

     ANCHOR SERIES TRUST - CLASS 1

     SAAMCo is the investment adviser and various managers are the subadviser to Anchor Series Trust ("AST").

     LORD ABBETT SERIES FUND, INC. - CLASS VC

     Lord, Abbett & Co. LLC is the investment adviser to Lord Abbett Series Fund, Inc. ("LASF").

     SUNAMERICA SERIES TRUST - CLASS 1

     SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").

     As noted below, certain portfolios invest in Class 3 Shares of SAST.

               (SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

UNDERLYING FUNDS                            MANAGED BY:                                     TRUST    ASSET CLASS
----------------                            -----------                                     -----    -----------
Aggressive Growth                           Wells Capital Management Incorporated           SAST     STOCK
Alliance Growth                             AllianceBernstein L.P.                          SAST     STOCK
American Funds Asset Allocation             Capital Research and Management Company         AFIS     BALANCED
American Funds Global Growth                Capital Research and Management Company         AFIS     STOCK
American Funds Growth                       Capital Research and Management Company         AFIS     STOCK
American Funds Growth-Income                Capital Research and Management Company         AFIS     STOCK
Asset Allocation                            Edge Asset Management, Inc.                     AST      BALANCED
Balanced                                    J.P. Morgan Investment Management Inc.          SAST     BALANCED
Blue Chip Growth                            SunAmerica Asset Management Corp.               SAST     STOCK
Capital Appreciation                        Wellington Management Company, LLP              AST      STOCK
Capital Growth                              OppenheimerFunds, Inc.                          SAST     STOCK
Cash Management                             BofA Advisors, LLC                              SAST     CASH
Corporate Bond                              Federated Investment Management Company         SAST     BOND
Davis Venture Value                         Davis Selected Advisers, L.P.                   SAST     STOCK
"Dogs" of Wall Street                       SunAmerica Asset Management Corp.               SAST     STOCK
Emerging Markets                            Putnam Investment Management, LLC               SAST     STOCK
Equity Opportunities                        OppenheimerFunds, Inc.                          SAST     STOCK
Foreign Value*                              Templeton Investment Counsel, LLC               SAST     STOCK
Fundamental Growth                          Wells Capital Management Incorporated           SAST     STOCK
Global Bond                                 Goldman Sachs Asset Management International    SAST     BOND
Global Equities                             J.P. Morgan Investment Management Inc.          SAST     STOCK
Government and Quality Bond                 Wellington Management Company, LLP              AST      BOND
Growth-Income                               J.P. Morgan Investment Management Inc.          SAST     STOCK
Growth Opportunities                        Invesco Advisers, Inc.                          SAST     STOCK
Growth                                      Wellington Management Company, LLP              AST      STOCK
High-Yield Bond                             PineBridge Investments LLC                      SAST     BOND
International Diversified Equities          Morgan Stanley Investment Management Inc.       SAST     STOCK
International Growth and Income             Putnam Investment Management, LLC               SAST     STOCK
Invesco Van Kampen V.I. Capital Growth      Invesco Advisers, Inc.                          AVIF     STOCK
  Fund, Series II Shares
Invesco Van Kampen V.I. Comstock Fund,      Invesco Advisers, Inc.                          AVIF     STOCK
  Series II Shares
Invesco Van Kampen V.I. Growth and          Invesco Advisers, Inc.                          AVIF     STOCK
  Income Fund, Series II Shares
Lord Abbett Growth and Income               Lord, Abbett & Co. LLC                          LASF     STOCK
Lord Abbett Mid Cap Value                   Lord, Abbett & Co. LLC                          LASF     STOCK
Marsico Focused Growth                      Marsico Capital Management, LLC                 SAST     STOCK
MFS Massachusetts Investors Trust           Massachusetts Financial Services Company        SAST     STOCK
MFS Total Return                            Massachusetts Financial Services Company        SAST     BALANCED
Mid-Cap Growth                              J.P. Morgan Investment Management Inc.          SAST     STOCK
Natural Resources                           Wellington Management Company, LLP              AST      STOCK
Real Estate                                 Davis Selected Advisers, L.P.                   SAST     STOCK
Small & Mid Cap Value*                      AllianceBernstein L.P.                          SAST     STOCK
Technology                                  Columbia Management Investment Advisers, LLC    SAST     STOCK
Telecom Utility                             Massachusetts Financial Services Company        SAST     STOCK
Total Return Bond                           Pacific Investment Management Company LLC       SAST     BOND



* Class 3 shares of SAST.


YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN AN ADDITIONAL COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT (800) 445-7862 OR BY VISITING OUR WEBSITE AT WWW.SUNAMERICA.COM. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.

FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.

If your contract offered Fixed Accounts subject to a market value adjustment, please see the Market Value Adjustment ("MVA") Appendix in this prospectus for additional information.

DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to available investment options according to your instructions or your current allocation instruction on file.

Purchase Payments may not be invested in DCA Fixed Accounts if you elect the Polaris Rewards program.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in available investment options at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account"). Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed Accounts are not available as target accounts for the DCA program. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Accounts only accept initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or Fixed Account into a DCA Fixed Account.


If you choose to allocate subsequent Purchase Payments to an active DCA program with a Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target account allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).


You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

----------------------------------------------------------------
     MONTH           ACCUMULATION UNIT         UNITS PURCHASED
----------------------------------------------------------------

       1                  $ 7.50                     100
       2                  $ 5.00                     150
       3                  $10.00                      75
       4                  $ 7.50                     100
       5                  $ 5.00                     150
       6                  $ 7.50                     100
----------------------------------------------------------------


     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.

POLARIS PORTFOLIO ALLOCATOR PROGRAM

PROGRAM DESCRIPTION

The Polaris Portfolio Allocator program may be offered to you at no additional cost to assist in diversifying your investment across various asset classes. The Polaris Portfolio Allocator program allows you to choose from one of the four Portfolio Allocator models designed to assist in meeting your stated investment goals. Each Portfolio Allocator model is comprised of a carefully selected combination of Variable Portfolios representing various asset classes. The models allocate amongst the various asset classes to attempt to match certain combinations of investors' investment time horizon and risk tolerance. Please consult your financial representative about investment in the Polaris Portfolio Allocator program.

ENROLLING IN THE POLARIS PORTFOLIO ALLOCATOR PROGRAM


You may enroll in the Polaris Portfolio Allocator program by selecting the Portfolio Allocator model on the investment option election form or if after contract issue, by contacting our Annuity Service Center. You and your financial representative should determine the model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a model by providing a written reallocation request, calling our Annuity Service Center or logging onto our website.



You may also choose to invest gradually into a Portfolio Allocator model through the DCA program. PLEASE SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.



You may only invest in one Portfolio Allocator model at a time. Participation in this program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in the same Portfolio Allocator model. If you attempt to split your investment in one or more Portfolio Allocator models, your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. Additionally, if you invest in any Variable Portfolios in addition to investing in a Portfolio Allocator model, such an investment may no longer be consistent with the Portfolio Allocator Model's intended objectives.


You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Portfolio Allocator model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Portfolio Allocator model, your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. Withdrawals may be subject to a withdrawal charge. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

You can transfer 100% of your investment from one Portfolio Allocator model to another Portfolio Allocator model at any time; you will be transferred into the most current model available in your contract. As a result of a transfer, we will automatically update your allocation instructions on file with respect to subsequent Purchase Payments and DCA target allocation instructions, if applicable, and we will automatically update your Automatic Asset Rebalancing Program instructions to reflect your new investment. PLEASE SEE DOLLAR COST AVERAGING PROGRAM ABOVE AND AUTOMATIC ASSET REBALANCING PROGRAM BELOW.

A subsequent Purchase Payment will be invested in the same Portfolio Allocator model as your current investment unless we receive different instructions from you. You should consult with your financial representative to determine if you should update both your allocation instructions, DCA target allocation instructions and Automatic Asset Rebalancing Program instructions on file when you make a subsequent Purchase Payment.

REBALANCING THE MODELS

You can elect to have your investment in the Portfolio Allocator models rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the model you selected. If you choose to make investments outside of a Portfolio Allocator model, only those Variable Portfolios within the Portfolio Allocator model you selected will be rebalanced. Investments in other Variable Portfolios not included in the Portfolio Allocator model cannot be rebalanced if you wish to maintain your current Portfolio Allocator model allocations.


Over time, the Portfolio Allocator model you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance and changes in the Variable Portfolio's investment objectives. Therefore, if you do not elect to have your investment in the Portfolio Allocator model rebalanced at least annually, then your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. In addition, your investment goals, financial situation and risk tolerance may change over time. You should consult with your financial representative about how to keep your Portfolio Allocator model's allocations in line with your investment goals. Finally, changes in investment objectives or management of the underlying funds in the models may mean that, over time, the models no longer are consistent with their original investment goals.


IMPORTANT INFORMATION ABOUT THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

The Portfolio Allocator models are not intended as investment advice about investing in the Variable Portfolios, and we do not provide investment advice regarding whether a Portfolio Allocator model should be revised or whether it remains appropriate to invest in accordance with any particular Portfolio Allocator model.

The Polaris Portfolio Allocator program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Portfolio Allocator models may have been built. Also, allocation to a single asset class may outperform a model, so that you could have better investment returns investing in a single asset class than in a Portfolio Allocator model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular Portfolio Allocator model will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Portfolio Allocator models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Portfolio Allocator models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Portfolio Allocator models can be obtained from your financial representative.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AT ANY TIME.

POLARIS PORTFOLIO ALLOCATOR MODELS
(EFFECTIVE MARCH 31, 2005)


----------------------------------------------------------------------------------------
         VARIABLE PORTFOLIOS            MODEL 1      MODEL 2      MODEL 3      MODEL 4
----------------------------------------------------------------------------------------
 Alliance Growth                            3%           8%           6%           7%
----------------------------------------------------------------------------------------
 American Funds Global Growth               0%           0%           5%           7%
----------------------------------------------------------------------------------------
 American Funds Growth-Income               4%           5%           0%           0%
----------------------------------------------------------------------------------------
 Capital Appreciation                       5%           6%           9%          10%
----------------------------------------------------------------------------------------
 Cash Management                           10%           5%           0%           0%
----------------------------------------------------------------------------------------
 Corporate Bond                             8%           6%           5%           0%
----------------------------------------------------------------------------------------
 Davis Venture Value                        9%           9%          12%          13%
----------------------------------------------------------------------------------------
 Equity Opportunities                       3%           3%           0%           0%
----------------------------------------------------------------------------------------
 Foreign Value                             10%          12%          11%          14%
----------------------------------------------------------------------------------------
 Government and Quality Bond               27%          15%           5%           0%
----------------------------------------------------------------------------------------
 Growth                                     7%           6%          10%          10%
----------------------------------------------------------------------------------------
 International Diversified Equities         3%           6%          12%          15%
----------------------------------------------------------------------------------------
 Invesco Van Kampen V.I. Comstock
  Fund, Series II Shares                    0%           0%           4%           3%
----------------------------------------------------------------------------------------
 Invesco Van Kampen V.I. Growth and
  Income Fund, Series II Shares             0%           0%           4%           3%
----------------------------------------------------------------------------------------
 Lord Abbett Growth and Income              0%           0%           3%           4%
----------------------------------------------------------------------------------------
 MFS Massachusetts Investors Trust          4%           5%           0%           0%
----------------------------------------------------------------------------------------
 Mid-Cap Growth                             0%           0%           3%           4%
----------------------------------------------------------------------------------------
 Small & Mid Cap Value                      0%           3%           5%           6%
----------------------------------------------------------------------------------------
                               TOTAL      100%         100%         100%         100%
----------------------------------------------------------------------------------------





The Polaris Portfolio Allocator models listed above are those that are most currently available for this product. The year indicated was the last year in which the models were updated. Therefore, the Variable Portfolio allocations in each Polaris Portfolio Allocator model may no longer be consistent with the Polaris Portfolio Allocator model's intended objectives and/or your investment goals. Please consult your financial representative accordingly.

We reserve the right to change the Variable Portfolios and/or allocations to certain Variable Portfolios in each model to the extent that Variable Portfolios are liquidated, substituted, merged or otherwise reorganized.

TRANSFERS DURING THE ACCUMULATION PHASE


Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts by telephone (800) 445-7862, through the Company's website (www.sunamerica.com), by U.S. Mail addressed to our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299 or by facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.


Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.

There is no charge for your first 15 transfers. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not counted towards the number of free transfers per contract year.

SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

The first 15 transfers in a rolling 12-month look-back period ("12-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 15th transfer in a 12-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 15th transfer in a 12-Month Rolling Period, all transfers must be submitted by United States Postal Service first-class mail ("U.S. Mail") for 12-months following the date of the 15th transfer ("Standard U.S. Mail Policy").

For example, if you made a transfer on August 16, 2010 and within the previous twelve months (from August 17, 2009 forward) you made 15 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2010 must be submitted by U.S. Mail (from August 17, 2010 through August 16,
2011).


U.S. Mail includes any postal service delivery method that offers delivery no sooner than United States Postal Service first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request;
(4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect

Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

AUTOMATIC ASSET REBALANCING PROGRAM


Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing Program, you may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if applicable, periodically rebalanced to return your allocations to the percentages given at your last instructions for no additional charge. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if applicable, resulting from your transfer ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.


Automatic Asset Rebalancing typically involves shifting a portion of your money out of investment options which had higher returns into investment options which had lower returns. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.

RETURN PLUS PROGRAM


The Return Plus program, available only if we are offering multi-year Fixed Accounts and available for no additional charge, allocates your investment strategically between the Fixed Accounts and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of Purchase Payments. We calculate how much of your Purchase Payment to allocate to the particular Fixed Account to ensure that it grows to an amount equal to your total Purchase Payment invested under this program. We invest the rest of your Purchase Payment in the Variable Portfolio(s) according to your allocation instructions.


     EXAMPLE OF RETURN PLUS PROGRAM:


     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to a multi-year Fixed Account. You want the amount allocated to the multi-year Fixed Account to grow to $100,000 in 3 years. If the 3-year Fixed Account is offering a 4% interest rate, Return Plus will allocate $88,900 to the 3-year Fixed Account to ensure that this amount will grow to $100,000 at the end of the 3-year period. The remaining $11,100 may be allocated among the Variable Portfolios according to your allocation instructions.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE RETURN PLUS PROGRAM AT ANY TIME.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


You can access money in your contract by making systematic, partial, or a total withdrawal, and/or by receiving annuity income payments during the Income Phase. PLEASE SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.



We deduct a withdrawal charge applicable to any partial or total withdrawal made before the end of the withdrawal charge period.



FREE WITHDRAWAL AMOUNT



Your contract provides for a free withdrawal amount each year. A free withdrawal amount, as defined below, is the portion of your contract that we allow you to take out each year without being charged a withdrawal charge at the time of the withdrawal if it is taken during the withdrawal charge period. The free withdrawal amount does not reduce the basis used to calculate future annual free withdrawals and withdrawal charges. As a result, if you surrender your contract in the future while withdrawal charges are still applicable, you will not receive the benefit of any previous free withdrawals upon a full surrender for the purpose of calculating the withdrawal charge.



Withdrawals of Purchase Payments made prior to the end of the withdrawal charge schedule that are in excess of your free withdrawal amount will result in a withdrawal charge. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more money than the annual free withdrawal amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.


To determine your free withdrawal amount and your withdrawal charge, we refer to two special terms: "penalty-free earnings" and "total invested amount."

Penalty-free earnings are equal to your contract value less your total invested amount and may be withdrawn free of a withdrawal charge at any time, including upon a full surrender of your contract. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. The total invested amount is the sum of all Purchase Payments less portions of prior withdrawals that reduce your total invested amount as follows:

     - Free withdrawals in any year that were in excess of your penalty-free earnings and were based on the portion of the total invested amount that was no longer subject to withdrawal charges at the time of the withdrawal; and

     - Any prior withdrawals (including withdrawal charges applicable to those withdrawals) of the total invested amount on which you already paid a withdrawal charge.


When you make a withdrawal, we deduct it from penalty-free earnings first, any remaining penalty-free withdrawal amount, and then from the total invested amount on a first-in, first-out basis. This means that you can also access your Purchase Payments, which are no longer subject to a withdrawal charge before those Purchase Payments, which are still subject to the withdrawal charge.



During the first contract year, your free withdrawal amount is the greater of:



     (1) your penalty-free earnings; or



     (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount; or


After the first contract year, your free withdrawal amount is the greater of (1) or (2) plus any portion of your total invested amount no longer subject to a withdrawal charge:

     (1) your penalty-free earnings; or

     (2) 10% of the portion of your total invested amount that has been in your contract for at least one year and still subject to a withdrawal charge.

Amounts withdrawn free of a withdrawal charge under the 10% provision do not reduce the amount you invested for purposes of calculating the withdrawal charge and penalty-free earnings. As a result, if you surrender your contract in the future and withdrawal charges are still applicable, any previous free withdrawals under the 10% provision would then be subject to applicable withdrawal charges. We calculate charges upon surrender of the contract on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

If you participate in the Polaris Rewards program, you will not receive any deferred Payment Enhancement if you fully withdraw a Purchase Payment or if you surrender your contract prior to the corresponding Deferred Payment Enhancement Date.

Although we do not assess a withdrawal charge when you take a 10% free withdrawal of the total invested amount we will proportionally reduce the amount of any corresponding

Deferred Payment Enhancement. PLEASE SEE POLARIS REWARDS PROGRAM ABOVE.

The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. PLEASE SEE EXPENSES BELOW. For the purpose of calculating the withdrawal charge, any prior free withdrawal is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments and no election of optional features, if applicable. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract. We will apply the following calculation:

A-(B x C)=D, where:
    A=Your contract value at the time of your request for withdrawal ($90,000) B=The amount of your Purchase Payments still subject to withdrawal charge
      ($100,000)
    C=The withdrawal charge percentage applicable to the age of each Purchase
      Payment (assuming 5% is the applicable percentage) [B x C=$5,000]
    D=Your full contract value ($85,000) available for total withdrawal

If you surrender your contract, we may also deduct any premium taxes, if applicable. PLEASE SEE EXPENSES BELOW.


Under most circumstances, the minimum amount you can withdraw is $1,000. We require that the value left in any Variable Portfolio or Fixed Accounts be at least $100, after the withdrawal and your total contract value must be at least $500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, a signature guarantee is generally required at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio or Fixed Account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.


Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.


We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners; (5) we are on notice that this contract is the subject of a court proceeding, an arbitration, a regulatory matter or other legal action.


Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM


During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $500 remaining in your contract at all times, or withdrawals may be discontinued. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the free withdrawal amount permitted each year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND SEE EXPENSES BELOW.


The program is not available to everyone. Please contact our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.

NURSING HOME WAIVER


If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on certain withdrawals prior to the Annuity Date. The waiver applies only to withdrawals made during the confinement period while you are in a nursing home or within 90 days after you leave the nursing home. You cannot use this waiver during the first 90 days after your contract is issued. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract. We will only waive the withdrawal charges on withdrawals or surrenders paid directly to the contract owner, and not to a third party or other financial services company.


In order to use this waiver, you must submit with your withdrawal request to the Annuity Service Center, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and (3) a bill from the nursing home which shows that you met the 60-day confinement requirement.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract value is less than $500 as a result of withdrawals; and

(2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES BELOW for a more detailed explanation.

--------------------------------------------------------------------------------
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                                 LIVING BENEFIT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INCOME PROTECTOR

Income Protector is a minimum income benefit and provides a future "safety net" which can offer you the ability to receive a guaranteed fixed minimum retirement income when you switch to the Income Phase. With Income Protector, you can know the level of minimum income that will be available to you upon annuitization, regardless of fluctuating market conditions. Income Protector is available on contracts issued prior to May 1, 2006.

The minimum level of Income Protector benefit available is generally based upon the Purchase Payments remaining in your contract at the time you decide to begin taking income. If available and elected, a growth rate can provide increased levels of minimum guaranteed income.

If you purchased your contract between November 2, 1998 and March 31, 1999 and the Income Protector was available in your state at that time, other options were available under Income Protector, please see details below.

HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME

If you elect Income Protector, we base the amount of minimum income available to you upon a calculation we call the Income Benefit Base. Your Income Benefit Base is equal to your contract value on the date of election. Income Protector is effective on either the date of issue of the contract or at the contract anniversary following your election of Income Protector.

The Income Benefit Base is only a calculation. It does not represent a contract value, nor does it guarantee performance of the Variable Portfolios in which you invest.

Your Income Benefit Base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your contract. The Income Benefit Base is equal to (a) plus (b) minus (c) where:

     (a) is equal to, for the first year of calculation, your initial Purchase Payment, or for each subsequent year of calculation, the Income Benefit Base on the prior contract anniversary, and;

     (b) is equal to the sum of all subsequent Purchase Payments made into the contract since the date of election, and;

     (c) is equal to all withdrawals and applicable fees and charges since the date of election, in an amount proportionate to the amount by which such withdrawals decreased your contract value.

In order to obtain the benefit of Income Protector, you may not begin the Income Phase for at least 7 years following election. You may not elect this feature if the required waiting period before beginning the Income Phase would occur later than your Latest Annuity Date.

RE-SET OF YOUR INCOME PROTECTOR BENEFIT

You may also have the opportunity to "Re-Set" your Income Benefit Base. The Re-Set feature allows you to increase your Income Benefit Base to the amount of your contract value on your next contract anniversary. You can only Re-Set within the 30 days before your next contract anniversary. Upon a Re-Set, the waiting period before you can begin the Income Phase will start over. In addition, the Income Protector fee will be charged as a percentage of your Re-Set Income Benefit Base. You may not elect to Re-Set if the required waiting period before beginning the Income Phase would occur later than your Latest Annuity Date.

ELECTING TO RECEIVE INCOME PAYMENTS

You may elect to begin the Income Phase of your contract using the Income Protector Program ONLY within the 30 days after the 7th or later contract anniversary following the effective date of electing Income Protector or Re-Set, if applicable.

THE INCOME BENEFIT DATE is the contract anniversary date on which the Income Benefit is calculated and applied. This is the date as of which we calculate your Income Benefit Base to use in determining your guaranteed minimum income payments. To arrive at the minimum guaranteed income payments available to you, we apply the annuity rates stated in your Income Protector Endorsement for the income option you select to your final Income Benefit Base. You then choose if you would like to receive that income annually, quarterly or monthly for the time guaranteed under your selected annuity option. Your final Income Benefit Base is equal to (a) minus (b) where:

     (a) is your Income Benefit Base as of your Income Benefit Date, and;

     (b) calculated as if you fully surrender your contract as of the Income Benefit Date, and any applicable premium taxes.

The annuity income options available under this feature when using Income Protector to receive your guaranteed income payments are:

     - Life Annuity with 10 Year Period Certain, or

     - Joint and 100% Survivor Annuity with 20 Year Period Certain

At the time you elect to begin receiving annuity income payments, we will calculate your annual guaranteed income payments using both your final Income Benefit Base and your contract value. We will use the same income option for each calculation; however, the annuity factors used to calculate your guaranteed income payments under Income Protector will be different. You will receive whichever provides a greater stream of income. If you annuitize using Income Protector, your annuity income payments will be fixed in amount. You are not required to use Income Protector to receive income payments.

You may never need to rely upon the Income Protector, if your contract performs within a historically anticipated range. However, past performance is no guarantee of future results.

FEES ASSOCIATED WITH THE INCOME PROTECTOR PROGRAM

There is no fee for the Income Protector Base program.

IF YOU PURCHASED YOUR CONTRACT BETWEEN NOVEMBER 2, 1998 AND MARCH 31, 1999, THE FOLLOWING APPLIES ONLY TO THE INCOME PROTECTOR OPTION YOU MAY HAVE ELECTED:

Options available for contracts issued between November 2, 1998 and March 31, 1999:

-------------------------------------------------------------
                                      FEE AS A %
                                        OF YOUR
                           GROWTH   INCOME BENEFIT   WAITING
                            RATE         BASE         PERIOD
------------------------- -------- ---------------- ---------
 Income Protector Base         0%           0%       7 years
------------------------- -------- ---------------- ---------
 Income Protector Plus      3.25%        0.15%       7 years
------------------------- -------- ---------------- ---------
 Income Protector Max       6.50%        0.30%       7 years
------------------------- -------- ---------------- ---------


Income Protector provides three alternative levels of minimum retirement income. The base Income Protector is a standard feature of all Polaris II contracts issued after November 2, 1998, if the feature is available for sale in your state. There is no additional charge associated with the Income Protector Base feature. If elected, the Income Protector Plus and Income Protector Max options can provide increased levels of minimum guaranteed income. We charge a fee for each of these alternatives, see table above.

We deduct the annual fee from your contract value. If you elect Income Protector Plus or Income Protector Max at issue, we begin deducting the annual fee on your first contract anniversary. We will deduct the charge from your contract value on every contract anniversary up to and including your Income Benefit Date. Additionally, we deduct the full annual fee from your contract value upon surrender. If you elect the feature at some later date, we begin deducting the annual fee on the contract anniversary following the date of election. We will not refund fees paid for Income Protector if you annuitize under the annuity provisions of your contract under the Income Protector Plus or Income Protector Max options.

For the Income Protector Plus or Income Protector Max options, the Income Benefit Base accumulates at one of the annual growth rates, see table above, from the date your election in the alternative becomes effective through your election to begin receiving income under the feature. The growth rates for the Income Protector Plus or Income Protector Max options cease on the contract anniversary following the Annuitant's 90th birthday.

In order to obtain the benefit of the Income Protector Plus or Income Protector Max option, you may not begin the Income Phase for at least 7 years following your election of the option. Thus, you must make your election prior to the later of:

     - your 83rd birthday; or

     - your 3rd contract anniversary.

NOTE TO QUALIFIED CONTRACT HOLDERS

Qualified contracts generally require that you select an annuity income option that does not exceed your life expectancy. That restriction, if it applies to you, may limit the benefit of Income Protector. To utilize Income Protector, you must take annuity income payments under one of the two annuity income options described above. If those annuity income options exceed your life expectancy, you may be prohibited from receiving your guaranteed income payments under the feature. If you own a Qualified contract to which this restriction applies and you elect Income Protector, you may pay for this feature and not be able to realize the benefit.

You should consult your tax advisor for information concerning your particular circumstances.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                  DEATH BENEFIT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.


If the contract is owned by a trust or any other non-natural person, we will treat the death of the Primary Annuitant as the death of any Owner.



You designate your Beneficiary who will receive any death benefit payments. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If your contract is jointly owned, the surviving joint Owner is the sole Beneficiary. Joint Annuitants, if any, when the Owner is a non-natural person shall be each other's sole Beneficiary, except when the Owner is a charitable remainder trust. In designating your Beneficiary, you may impose restrictions on the timing and manner of the payment of death benefits. Those restrictions can govern the payment of the death benefit.





If any contract is owned by a trust, whether as an agent for a natural person or otherwise, you should consider the contractual provisions that apply, including provisions that apply in the event of the death or change of an Annuitant, in determining whether the contract is an appropriate trust investment. You may wish to consult with your tax and/or legal adviser.


We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death at the Annuity Service Center. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. If the death benefit request is not received by us in Good Order or if notification of the death is made by the Beneficiary prior to submitting all required paperwork and satisfactory proof of death, the Beneficiary may have the option of transferring the entire contract value to the Cash Management Variable Portfolio or available Fixed Account by contacting the Annuity Service Center. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.


For contracts in which the aggregate of all Purchase Payments in contracts issued by the Company or its affiliate, First SunAmerica Life Insurance Company, to the same Owner/Annuitant are in excess of $1,500,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.



If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death received by us in Good Order, we pay a lump sum death benefit by check to the Beneficiary's address of record.


The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the contract at the then current value. PLEASE SEE SPOUSAL CONTINUATION BELOW.


BENEFICIARY CONTINUATION PROGRAMS



EXTENDED LEGACY PROGRAM



The Extended Legacy Program, if available, can allow a Beneficiary to an existing contract issued by the Company to take the death benefit amount in the form of withdrawals over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution. The Beneficiary may elect the Extended Legacy Program on the Death Claim Form. The Extended Legacy Guide includes important information regarding the program and may be requested from the Annuity Service Center.



We will send the Beneficiary a prospectus which describes the investment options and administrative features available under the Extended Legacy Program along with the Extended Legacy Guide. The prospectus that the Beneficiary will receive may be for a different product than the original Owner purchased. Upon election of the Extended Legacy Program, the contract continues in the original Owner's name for the benefit of the Beneficiary. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death. Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs. Your Beneficiary cannot participate in the Extended Legacy Program if he/she has already elected another settlement option.



If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.



There are certain restrictions applicable to the Extended Legacy Program. The Extended Legacy Program cannot be elected with rollover contracts from other companies. No Purchase Payments are permitted. Living Benefits and Death Benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted. In the event of the Beneficiary's death, any remaining contract value will be paid to the person(s) named by the Beneficiary. The contract may not be assigned and ownership may not be changed or jointly owned.



We may offer Variable Portfolios currently available under the Separate Account to the Beneficiary upon election of the Extended Legacy Program. These Variable Portfolios may differ from those available to the original Owner; in addition, the Variable Portfolios may be of a different share class subject to higher 12b-1 fees. The Beneficiary may transfer funds among the Variable Portfolios. Any Fixed Accounts that may have been available to the original Owner will no longer be available for investment to the Beneficiary.



If the Beneficiary elects the Extended Legacy Program, we will charge a lower annual Separate Account Charge of 1.15%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges. Additionally, the Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.



5-YEAR SETTLEMENT OPTION



The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year settlement option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).



GUIDED LEGACY PROGRAM



Guided Legacy, if available, is an administrative program which allows the Owner to designate a specific distribution method or settlement option of the death benefit for their Beneficiaries, if death occurs during the Accumulation Phase. The Guided Legacy Program can restrict the settlement options normally available to the Beneficiary. The Owner may elect the Guided Legacy Program on the Guided
Legacy: Restricted Beneficiary Payout Form ("Guided Legacy Form").



Upon death of the Owner during the Accumulation Phase, any death benefits payable under the contract will be applied to the specified annuity option or Extended Legacy Program option for the benefit of the Beneficiary as selected by the Owner on the Guided Legacy Form. The Beneficiary will not be able to change the option or receive a lump sum payment unless specified in the Guided Legacy Form.



PLEASE CONSULT A QUALIFIED ADVISER REGARDING TAX IMPLICATIONS ABOUT YOUR PARTICULAR CIRCUMSTANCES IF YOU ARE CONSIDERING ONE OF THESE BENEFICIARY CONTINUATION OPTIONS.


DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an adjustment for each withdrawal, including fees and charges applicable to that withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equal total Purchase Payments into your contract. To calculate the adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced, by taking the amount of the withdrawal in relation to the contract value immediately before the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.


The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday.

DEATH BENEFIT OPTIONS

This contract provides two death benefit options: the Purchase Payment Accumulation Option and the Maximum Anniversary Value Option. Your death benefit calculation may be different depending on when you purchased your contract, please see details below. In addition, you may also elect the optional EstatePlus feature, described below. These elections must be made at the time you purchase your contract and once made, cannot be changed or terminated. You may pay for the optional EstatePlus feature and your Beneficiary may never receive the benefit once you begin the Income Phase on or before the Latest Annuity Date.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFIT OPTIONS IF YOUR CONTRACT WAS ISSUED ON OR AFTER JUNE 1, 2004:


OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION



The death benefit is the greatest of:



     1. Contract value; or



     2. Net Purchase Payments, compounded at 3% annual growth rate to the earlier of the 75th birthday or date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the 75th birthday; or



     3. Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the seventh contract anniversary.



The Purchase Payment Accumulation Option can only be elected prior to your 75th birthday.


OPTION 2 - MAXIMUM ANNIVERSARY VALUE OPTION

If the contract is issued prior to your 83rd birthday, the death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death. The anniversary values equal the contract value on a contract anniversary, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments since that anniversary.

If the contract is issued on or after your 83rd birthday but before your 86th birthday, the death benefit is greater of:

     1. Contract value; or

     2. The lesser of:

          a. Net Purchase Payments; or

          b. 125% of Contract Value.

If you are age 90 or older at the time of death and selected the Maximum Anniversary death benefit, the death benefit will be equal to the contract value. Accordingly, you will not get any benefit from this option if you are age 90 or older at the time of your death.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFIT OPTIONS IF YOUR CONTRACT WAS ISSUED BETWEEN OCTOBER 24, 2001 AND JUNE 1, 2004:

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:

     1. Contract value; or

     2. Net purchase Payments compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payment recorded after the date of death; and reduced for any withdrawals on the same proportion that the withdrawal reduced contract value on the date of the withdrawal; or

     3. Contract value on the seventh contract anniversary, plus any Purchase Payments since the seventh contract anniversary; and reduced for any withdrawal since the seventh contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments recorded after the date of death; and reduced for each withdrawal recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

OPTION 2 - MAXIMUM ANNIVERSARY VALUE OPTION

The death benefit is the greatest of:

     1. Contract value; or

     2. Net purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to your 81st birthday plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals since the contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

If you are age 90 or older at the time of death and selected the Maximum Anniversary Value death benefit, the death benefit will be equal to contract value. Accordingly, you will not get any benefit from this option if you are age 81 or older at the time of contract issue or you are age 90 or older at the time of your death.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFIT OPTIONS IF YOUR CONTRACT WAS ISSUED PRIOR TO OCTOBER 24, 2001:

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:

     1. Contract value; or

     2. Total Purchase Payments less withdrawals, compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawal recorded after the date of death; or

     3. Contract value on the seventh contract anniversary, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death.

OPTION 2 - MAXIMUM ANNIVERSARY VALUE OPTION

The death benefit is the greatest of:

     1. Contract value; or

     2. Total Purchase Payments less withdrawals; or

     3. Maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments and less any withdrawals, since that contract anniversary.

If you are age 90 or older at the time of death and selected the Maximum Anniversary Value death benefit, the death benefit will be equal to contract value. Accordingly, you will not get any benefit from this option if you are age 81 or older at the time of contract issue or you are age 90 or older at the time of your death.

THE FOLLOWING IS A DESCRIPTION OF THE ESTATEPLUS BENEFIT IF YOUR CONTRACT WAS ISSUED ON OR AFTER DECEMBER 29, 2000:

OPTIONAL ESTATEPLUS BENEFIT

EstatePlus, an optional earnings enhancement benefit of your contract, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee for the benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus is not available if you are age 81 or older at the time we issued your contract. This benefit is not available for election in Washington.

You must have elected EstatePlus at the time we issued your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.

We will add a percentage of your contract earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Benefit"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.

The table below applies to contracts issued prior to your 70th birthday:

----------------------------------------------------------------------------------------
         CONTRACT YEAR                 ESTATEPLUS                     MAXIMUM
           OF DEATH                    PERCENTAGE               ESTATEPLUS BENEFIT
----------------------------------------------------------------------------------------
 Years 0 - 4                      25% of Earnings         40% of Net Purchase Payments
----------------------------------------------------------------------------------------
 Years 5 - 9                      40% of Earnings         65% of Net Purchase Payments*
----------------------------------------------------------------------------------------
 Years 10+                        50% of Earnings         75% of Net Purchase Payments*
----------------------------------------------------------------------------------------


The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:

----------------------------------------------------------------------------------------
         CONTRACT YEAR                 ESTATEPLUS                     MAXIMUM
           OF DEATH                    PERCENTAGE               ESTATEPLUS BENEFIT
----------------------------------------------------------------------------------------
 All Contract Years               25% of Earnings         40% of Net Purchase Payments*
----------------------------------------------------------------------------------------


* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.

What is the EstatePlus Percentage?

We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.

What is the Maximum EstatePlus Benefit?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of your Net Purchase Payments, as indicated in the table above.

A Continuing Spouse may continue EstatePlus if they are age 80 or younger on the Continuation Date or terminate the benefit. If a Continuing Spouse is age 81 or older on the Continuation Date, they may continue the contract only and may not continue the EstatePlus feature. If the Continuing Spouse terminates EstatePlus or dies after the Latest Annuity Date, no EstatePlus benefit will be payable to the Continuing Spouse's Beneficiary. PLEASE SEE SPOUSAL CONTINUATION BELOW.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ESTATEPLUS (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. However, Domestic Partners, Same-Sex Spouses and non-spousal joint Owners who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the Internal Revenue Code. The

Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. A spousal continuation can only take place once, upon the death of the original Owner of the contract. If the Continuing Spouse terminates any optional death benefit or dies after the Latest Annuity Date, no optional death benefit will be payable to the Continuing Spouse's Beneficiary.

To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original Owner. The Continuing Spouse may not terminate the optional Maximum Anniversary Value death benefit.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original Owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase certain contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.

SEPARATE ACCOUNT EXPENSES

The mortality and expense risk charge and distribution expense charge is 1.52% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract.

We apply a withdrawal charge schedule against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for 9 complete years if you elected to participate in the Polaris Rewards program, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedules are as follows:

WITHDRAWAL CHARGE WITHOUT POLARIS REWARDS PROGRAM:


----------------------------------------------------------------------------------------------------------------------
 YEARS SINCE
 PURCHASE
 PAYMENT
 RECEIPT             1            2            3            4            5            6            7            8
----------------------------------------------------------------------------------------------------------------------
 WITHDRAWAL
 CHARGE              7%           6%           5%           4%           3%           2%           1%           0%
----------------------------------------------------------------------------------------------------------------------


WITHDRAWAL CHARGE WITH ELECTION OF POLARIS REWARDS PROGRAM:

----------------------------------------------------------------------------------------------------
 YEARS SINCE
 PURCHASE PAYMENT
 RECEIPT                 1       2       3       4       5       6       7       8       9      10+
----------------------------------------------------------------------------------------------------
 WITHDRAWAL CHARGE      9%      9%      8%      7%      6%      5%      4%      3%      2%      0%
----------------------------------------------------------------------------------------------------

These higher potential withdrawal charges for the Polaris Rewards program may compensate us for the expenses associated with the program.



The Polaris Rewards program is designed for long term investing. We expect that if you remain committed to this investment over the long term, we will profit as a result of fees charged over the life of your contract. However, other than the withdrawal charge, no other fees or charges are higher if you elect Polaris Rewards than the contract without an election of this program.


When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered as coming from earnings first, then Purchase Payments. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.


If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.


We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.

UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Fund. These fees may vary. They are not fixed or specified in your annuity contract, rather the Underlying Funds are governed by their own boards of trustees.

12b-1 FEES

Certain Underlying Funds available in this product assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

There is an annualized 0.25% fee applicable to Series II shares of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Class 2 shares of American Funds Insurance Series and Class 3 shares of SunAmerica Series Trust. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract owners who are indirect beneficial owners of these shares and for maintaining contract owner accounts.

FOR MORE DETAILED INFORMATION ON THESE UNDERLYING FUND FEES, PLEASE REFER TO THE TRUST PROSPECTUSES.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $35 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.


TRANSFER FEE

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year.

OPTIONAL INCOME PROTECTOR FEE

Please see INCOME PROTECTOR above for a description of the FEES ASSOCIATED WITH THE INCOME PROTECTOR PROGRAM for contracts issued between November 2, 1998 and March 31, 1999.

OPTIONAL ESTATEPLUS FEE

The annualized fee for the optional EstatePlus benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).

PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.


The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PAYMENTS WE MAKE

We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and SunAmerica Capital Services, Inc. ("SACS"), the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 7.00% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.


If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.



We provide a list of selling firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2010 in the Statement of Additional Information which is available upon request.


We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

NON-CASH COMPENSATION. Some registered representatives may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should discuss with your selling firm and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest. You may wish to take such revenue sharing arrangements into account when considering or evaluating any recommendation relating to this contract.

PAYMENTS WE RECEIVE

We may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that make such payments to us. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds. These fees are deducted directly from the assets of the Underlying Funds. PLEASE SEE EXPENSES ABOVE.


ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. These amounts are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. Such amounts received from SAAMCo, a wholly-owned subsidiary of SunAmerica Annuity, are not expected to exceed 0.50% annually based on assets under management.



OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisers, subadvisers and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the adviser's, subadviser's or distributor's participation.


In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

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                             ANNUITY INCOME OPTIONS
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THE INCOME PHASE



WHAT IS THE INCOME PHASE?



During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.



BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISOR SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.



WHEN DOES THE INCOME PHASE BEGIN?



Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.



If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date, except as specified below. For contracts issued prior to January 1, 2001, the Latest Annuity Date is defined as the first business day of the month following your 90th birthday or 10 years after your contract issue date, whichever is later. For contracts issued on or after January 1, 2001, your Latest Annuity Date is defined as the first business day of the month following your 95th birthday or 10 years after your contract issue date, whichever is later. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth.



HOW DO I ELECT TO BEGIN THE INCOME PHASE?



First, you must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in


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





accordance with the default annuity income payment option specified under Annuity Income Payment Options below.



WHAT IS THE IMPACT ON MY DEATH BENEFIT WHEN MY CONTRACT IS ANNUITIZED?



Upon annuitizing the contract, the death benefit will terminate. PLEASE SEE DEATH BENEFITS ABOVE.



CAN I EXTEND THE ACCUMULATION PHASE PAST THE LATEST ANNUITY DATE?



If you do not begin the Income Phase earlier, annuity income payments must begin on your Latest Annuity Date. For contracts issued prior to January 1, 2001, with a Latest Annuity Date of age 90, we may offer you the opportunity to extend your Accumulation Phase up to age 95 at our sole discretion. Currently, we allow extensions of the Accumulation Phase, in one-year increments ("Extension Periods"), provided your contract is eligible for an Extension Period as described below.



If you enter an Extension Period, your contract remains in the Accumulation Phase, you retain all current benefits, and can choose to surrender or annuitize in the future. If you do not wish to enter or continue an Extension Period, you can elect to annuitize by mailing a completed Annuity Option Selection Form to our Annuity Service Center. Accepting our offer to extend the Accumulation Phase does not preclude you from requesting to annuitize your contract prior to the end of the Extension Period.



EXTENSION PERIODS WILL NOT BE OFFERED BEYOND THE FIRST BUSINESS DAY OF THE MONTH FOLLOWING YOUR 95TH BIRTHDAY. If your Accumulation Phase is extended to the first business day of the month following your 95th birthday but you have not selected an Annuity Payout Option by that date, we will automatically annuitize your contract using the default option specified below.



We will contact you prior to your Latest Annuity Date to inform you of Extension Periods, if available. Currently, you may be eligible for an Extension Period provided you do not have a Leveraged Death Benefit. A Leveraged Death Benefit is determined as follows:



     (1) a withdrawal is taken after May 2, 2011 (unless taken as a systematic withdrawal of the RMD for this contract); and



     (2) the death benefit to contract value ratio is 300% or more, on the date we determine eligibility for an Extension Period.



If we determine you are not eligible for an Extension Period due to having a Leveraged Death Benefit, as defined above, we will not allow any extensions of your Accumulation Phase, and your contract will be annuitized on the Latest Annuity Date. Subsequently, if we determine you are no longer eligible for an Extension Period, we will then annuitize your contract on the first business day of the month following the end of the current Extension Period in accordance with the default annuity income payment option specified below and in your contract. You may select another annuity income payment option so long as you notify us in writing at least 30 days prior to that date.



We reserve the right, at our sole discretion, to refuse to offer Extension Periods, regardless of whether we may have granted Extension Periods in the past to you or other similarly situated contract owners.


ANNUITY INCOME OPTIONS


You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years.



We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. As the contract Owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, you may not select an annuity income option based on the life of the Annuitant.


ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.

ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.

ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the

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remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.

If provided for in your contract, any applicable withdrawal charge will be deducted from the discounted value as if you fully surrendered your contract.

The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.

FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed.

ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     - for life income options, your age when annuity income payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                      TAXES
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THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS BASED ON THE
INTERNAL REVENUE TAX CODE, TREASURY REGULATIONS AND INTERPRETATIONS EXISTING AS OF THE DATE OF THIS PROSPECTUS AND GENERALLY DOES NOT ADDRESS STATE OR LOCAL TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE, NOR DOES IT INCLUDE ALL THE FEDERAL TAX RULES THAT MAY AFFECT YOU AND YOUR CONTRACT. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES FROM A QUALIFIED TAX ADVISOR. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT INFORMATION


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

CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. FEDERAL INCOME TAX TREATMENT OF THE CONTRACT IS SOMETIMES UNCERTAIN AND CONGRESS, THE IRS AND/OR THE COURTS MAY MODIFY TAX LAWS AND TREATMENT RETROACTIVELY. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under one of a number of types of employer-sponsored retirement plans, or any Individual Retirement Account or Annuity ("IRA"), your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.


If you purchase your contract under one of a number of types of employee-sponsored retirement plans, or under an IRA, your contract is referred to as a Qualified contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and IRAs, Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k) or governmental 457(b) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.


AGGREGATION OF CONTRACTS


All Non-Qualified contracts that are issued after October 21, 1988 by the same company to the same policyholder during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount of any distribution.


TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     - after attaining age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - under an immediate annuity contract;

     - when attributable to Purchase Payments made prior to August 14, 1982.

On March 30, 2010, the Health Care and Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which goes into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see Contracts Owned by a Trust or Corporation). This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information to confirm that the transfer qualifies as an exchange under IRC Section 1035 (a "1035 exchange"). We reserve the right to treat partial transfers as tax-reportable distributions, rather than as partial 1035 exchanges, in recognition of certain questions

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

which remain notwithstanding recent IRS guidance on the subject. Such treatment for tax reporting purposes, however, should not prevent a taxpayer from taking a different position on their return, in accordance with the advice of their tax counsel or other tax consultant, if they believe the requirements of IRC Section 1035 have been satisfied.


TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS



Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA contributions, designated Roth contributions from 403(b), 401(k), and governmental 457(b) plans, as well as any other after-tax amounts permitted under the employer's plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from designated Roth accounts in 403(b), 401(k), and governmental 457(b) plans, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Qualified Distributions from Roth IRAs, designated Roth accounts in 403(b), 401(k), and governmental 457(b) plan accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.


The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;

     - distributions from IRAs for higher education expenses;

     - distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty.


     - The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty after September 11, 2001 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.



The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Generally, withdrawals can only be made when an
Owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.


Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred to a contract with lesser IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the Code, regulations, IRS pronouncements, and other applicable legal authorities.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance permitted the adoption of the written plan, whether in the form of a single document or as a collection of documents, not later than December 31, 2009. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new premium (including contributions, transfers and exchanges) into new or existing 403(b) contracts.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers and exchanges of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that did not comply with these new rules might have become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a different plan), and the provider and employer failed to enter into an information sharing agreement by January 1, 2009 or, if later, prior to the transfer, the transfer would be considered a "failed" transfer that is subject to tax, and as such could be a violation of applicable withdrawal limitations. Additional guidance issued by the IRS generally permitted a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer. The IRS may in the future issue new guidance, or revise its existing guidance, regarding corrections of defects in 403(b) plans, including such failed transfers.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

You may wish to discuss the new regulations and/or the general information above with your tax adviser.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or Individual Retirement Annuity), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.

REQUIRED MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions for the year in which you reach age 70 1/2. You can delay taking your first distribution until the following year; however, you must take your distribution on or before April 1 of that same following year. It is important to note that if you choose to delay your first distribution, you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31. However, The Worker, Retiree, and Employer Recovery Act of 2008, eliminated the 2009 minimum distribution requirement from most eligible retirement plans. We are not aware of any proposal or legislative or regulatory action to extend this exemption from the minimum distribution requirement for 2010 or later years.

If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.


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

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.


The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from Qualified annuity contracts. One of the regulations effective January 1, 2006 requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax adviser.


TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or as annuity income payments. Estate taxes may also apply.


Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could in the future take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2, unless another exception applies.


If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation or other owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser. Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for Federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable

Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                OTHER INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE DISTRIBUTOR

SunAmerica Capital Services, Inc. ("SACS"), Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. SACS, an affiliate of the Company, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"), formerly known as the National Association of Securities Dealers, Inc. No underwriting fees are retained by SACS in connection with the distribution of the contracts.

THE COMPANY

SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity") is a stock life insurance company organized under the laws of the state of Arizona on January 1, 1996. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. SunAmerica Annuity conducts life insurance and annuity business in the District of Columbia and all states except New York.

For details regarding name changes and redomestication of the Company, PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION.

OWNERSHIP STRUCTURE OF THE COMPANY


SunAmerica Annuity is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.



AIG is a leading international insurance organization with operations in more than 130 countries and jurisdictions. AIG companies serve commercial, institutional and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States. AIG common stock is listed on the New York Stock Exchange, as well as the stock exchanges in Ireland and Tokyo.



On September 22, 2008, AIG entered into a revolving credit facility ("FRBNY Credit Facility") with the Federal Reserve Bank of New York ("NY Fed"). In connection with the FRBNY Credit Facility, on March 4, 2009, AIG issued its Series C Perpetual, Convertible, Participating Preferred Stock (the "Series C Preferred Stock") to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"). The Series C shares were entitled to approximately 77.8% of the voting power of AIG's outstanding stock.



On January 14, 2011, AIG completed a series of previously announced integrated transactions (the "Recapitalization") to recapitalize AIG. In the Recapitalization, AIG repaid the Federal Reserve Bank of New York ("NY Fed") approximately $21 billion in cash, representing all amounts owing under the FRBNY Credit Facility and the facility was terminated. Also as part of the Recapitalization, (i) the Series C Preferred Stock was exchanged for shares of AIG Common Stock and subsequently transferred to the U.S. Department of the Treasury (the "Treasury Department") and the Trust, which had previously held all shares of the Series C Preferred Stock, was terminated, (ii) AIG's Series E Preferred Shares and Series F Preferred Shares were exchanged for shares of AIG Common Stock and a new Series G Preferred Shares (which functions as a $2 billion commitment to provide funding that AIG will have the discretion and option to use). As a result of the Recapitalization, the Treasury Department is a majority shareholder of AIG Common Stock. These transactions do not alter the Company's obligations to you. It is expected that over time the Treasury Department will sell its shares of the AIG Common Stock on the open market.



More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov. For information on how to locate these documents, SEE FINANCIAL STATEMENTS, BELOW.

OPERATION OF THE COMPANY


The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial products and the relative value of its brand. Additionally, American International Group-related news may also have an impact on the Company's operations.


The Company is exposed to market risk, contract owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the variable annuity products, as well as reduced fee income in the case of assets held in the separate accounts. These guaranteed benefits are sensitive to equity market conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.

THE SEPARATE ACCOUNT

SunAmerica Annuity established Variable Separate Account under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981.

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract owners.

THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.

GUARANTEE OF INSURANCE OBLIGATIONS

The Company's insurance policy obligations for individual and group contracts issued prior to December 29, 2006 at 4:00 p.m. Eastern Time, are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home" or "Guarantor"), a subsidiary of American International Group and an affiliate of the Company. Please see the Statement of Additional Information for more information regarding these arrangements.

As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated for prospectively issued contracts. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and annuity income options. The Guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The Guarantee provides that individual contract owners, individual certificate holders and group unallocated contract owners with a date of issue earlier than the Point of Termination can enforce the Guarantee directly.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group.


FINANCIAL STATEMENTS



The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.



THE COMPANY, THE SEPARATE ACCOUNT AND THE GUARANTOR



The financial statements of the Company and the Separate Account are required to be made available because you must look to those entities directly to satisfy our obligations to you under the Contract. The financial statements of the Guarantor are provided in relation to its ability to meet its obligations under the Guarantee. PLEASE SEE GUARANTEE OF INSURANCE OBLIGATIONS ABOVE.




INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company, Separate Account and Guarantor are available by requesting a free copy of the Statement of Additional Information by calling (800) 445-7862 or by using the request form on the last page of this prospectus.


We encourage both existing and prospective contract owners to read and understand the financial statements.


You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281


To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:


By Mail:
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 445-7862

ADMINISTRATION


We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.



We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.


LEGAL PROCEEDINGS

Along with other companies, SunAmerica Annuity has received subpoenas for information in connection with an ongoing investigation by the Securities & Exchange

Commission ("SEC") and the United States Department of Justice ("DOJ") concerning the issuance of guaranteed investment contracts in connection with tax exempt bond issuances. SunAmerica Annuity is also responding to subpoenas concerning the same subject matter sent by or on behalf of various state attorneys general. SunAmerica Annuity is cooperating fully with the investigation. The impact of this matter, if any, on SunAmerica Annuity's financial position cannot be reasonably estimated at this time.

There are no pending legal proceedings affecting the Separate Account. Various lawsuits against the Company and its subsidiaries have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company and its subsidiaries, such as through financial examinations, market conduct exams or regulatory inquiries. In management's opinion, except as noted above, these matters are not material in relation to the financial position of the Company.

REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, American Home, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              TABLE OF CONTENTS OF
                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-7862. The table of contents of the SAI is listed below.


Separate Account of the Company
General Account
Performance Data
Annuity Income Payments
Annuity Unit Values
Taxes
Broker-Dealer Firms Receiving Revenue Sharing Payments
Distribution of Contracts
Financial Statements
  Separate Account Financial Statements
  SunAmerica Annuity and Life Assurance Company Financial Statements
  American Home Statutory Basis Financial Statements
  American International Group, Inc. Financial Statements

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                               FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                  ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
         PORTFOLIOS              12/31/01       12/31/02       12/31/03       12/31/04       12/31/05       12/31/06
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH - SAST Class 1 Shares
(Inception Date - 6/9/97)
  Beginning AUV.............  (a)$20.283     (a)$13.648     (a)$10.123     (a)$12.807     (a)$14.731     (a)$15.776
                              (b)$20.283     (b)$13.621     (b)$10.078     (b)$12.719     (b)$14.592     (b)$15.589
  Ending AUV................  (a)$13.648     (a)$10.123     (a)$12.807     (a)$14.731     (a)$15.776     (a)$17.604
                              (b)$13.621     (b)$10.078     (b)$12.719     (b)$14.592     (b)$15.589     (b)$17.351
  Ending Number of AUs......  (a)11,741,647  (a)8,530,678   (a)8,207,281   (a)6,905,813   (a)5,589,863   (a)4,214,968
                              (b)165,723     (b)162,350     (b)145,856     (b)108,850     (b)94,844      (b)75,949
----------------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH - SAST Class 1 Shares
(Inception Date - 6/2/97)
  Beginning AUV.............  (a)$38.509     (a)$32.621     (a)$22.076     (a)$27.355     (a)$29.082     (a)$33.404
                              (b)$38.509     (b)$32.541     (b)$21.966     (b)$27.152     (b)$28.794     (b)$32.991
  Ending AUV................  (a)$32.621     (a)$22.076     (a)$27.355     (a)$29.082     (a)$33.404     (a)$33.154
                              (b)$32.541     (b)$21.966     (b)$27.152     (b)$28.794     (b)$32.991     (b)$32.663
  Ending Number of AUs......  (a)32,796,144  (a)25,011,645  (a)20,919,003  (a)16,952,468  (a)13,509,800  (a)10,235,622
                              (b)424,109     (b)386,767     (b)336,505     (b)291,529     (b)227,275     (b)183,981
----------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES - ASSET ALLOCATION - AFIS Class 2 Shares
(Inception Date: - 9/30/02)
  Beginning AUV.............  N/A            (a)$10.000     (a)$10.359     (a)$12.423     (a)$13.256     (a)$14.250
                                             (b)$10.000     (b)$10.353     (b)$12.384     (b)$13.182     (b)$14.135
  Ending AUV................  N/A            (a)$10.359     (a)$12.423     (a)$13.256     (a)$14.250     (a)$16.092
                                             (b)$10.353     (b)$12.384     (b)$13.182     (b)$14.135     (b)$15.923
  Ending Number of AUs......  N/A            (a)1,031,949   (a)4,873,672   (a)7,633,623   (a)8,609,631   (a)8,732,303
                                             (b)54,240      (b)210,925     (b)367,292     (b)454,790     (b)470,704
----------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES - GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date: - 9/30/02)
  Beginning AUV.............  N/A            (a)$10.000     (a)$10.949     (a)$14.590     (a)$16.310     (a)$18.324
                                             (b)$10.000     (b)$10.936     (b)$14.537     (b)$16.209     (b)$18.167
  Ending AUV................  N/A            (a)$10.949     (a)$14.590     (a)$16.310     (a)$18.324     (a)$21.736
                                             (b)$10.936     (b)$14.537     (b)$16.209     (b)$18.167     (b)$21.494
  Ending Number of AUs......  N/A            (a)352,490     (a)2,143,699   (a)4,592,988   (a)5,766,255   (a)6,293,072
                                             (b)6,497       (b)79,226      (b)161,857     (b)207,018     (b)247,667
----------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES - GROWTH - AFIS Class 2 Shares
(Inception Date: - 9/30/02)
  Beginning AUV.............  N/A            (a)$10.000     (a)$10.884     (a)$14.667     (a)$16.252     (a)$18.599
                                             (b)$10.000     (b)$10.876     (b)$14.621     (b)$16.161     (b)$18.448
  Ending AUV................  N/A            (a)$10.884     (a)$14.667     (a)$16.252     (a)$18.599     (a)$20.190
                                             (b)$10.876     (b)$14.621     (b)$16.161     (b)$18.448     (b)$19.977
  Ending Number of AUs......  N/A            (a)876,471     (a)6,528,755   (a)10,379,138  (a)11,789,413  (a)10,924,340
                                             (b)13,564      (b)207,087     (b)379,822     (b)413,728     (b)412,920
----------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES - GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date: - 9/30/02)
  Beginning AUV.............  N/A            (a)$10.000     (a)$10.884     (a)$14.197     (a)$15.434     (a)$16.088
                                             (b)$10.000     (b)$10.872     (b)$14.148     (b)$15.342     (b)$15.952
  Ending AUV................  N/A            (a)$10.884     (a)$14.197     (a)$15.434     (a)$16.088     (a)$18.254
                                             (b)$10.872     (b)$14.148     (b)$15.342     (b)$15.952     (b)$18.055
  Ending Number of AUs......  N/A            (a)1,553,328   (a)8,278,965   (a)13,431,881  (a)14,429,936  (a)13,242,886
                                             (b)36,692      (b)358,531     (b)581,187     (b)619,594     (b)598,948
----------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION - AST Class 1 Shares
(Inception Date - 6/3/97)
  Beginning AUV.............  (a)$19.448     (a)$18.614     (a)$16.951     (a)$20.546     (a)$22.327     (a)$23.083
                              (b)$19.448     (b)$18.582     (b)$16.880     (b)$20.409     (b)$22.124     (b)$22.816
  Ending AUV................  (a)$18.614     (a)$16.951     (a)$20.546     (a)$22.327     (a)$23.083     (a)$25.309
                              (b)$18.582     (b)$16.880     (b)$20.409     (b)$22.124     (b)$22.816     (b)$24.953
  Ending Number of AUs......  (a)11,549,900  (a)10,122,684  (a)8,968,741   (a)8,063,922   (a)6,628,100   (a)5,038,218
                              (b)93,512      (b)106,752     (b)96,377      (b)88,396      (b)84,577      (b)59,448
----------------------------------------------------------------------------------------------------------------------
BALANCED - SAST Class 1 Shares
(Inception Date - 6/5/97)
  Beginning AUV.............  (a)$17.560     (a)$15.021     (a)$12.550     (a)$14.229     (a)$14.964     (a)$15.017
                              (b)$17.560     (b)$14.988     (b)$12.491     (b)$14.127     (b)$14.819     (b)$14.834
  Ending AUV................  (a)$15.021     (a)$12.550     (a)$14.229     (a)$14.964     (a)$15.017     (a)$16.398
                              (b)$14.988     (b)$12.491     (b)$14.127     (b)$14.819     (b)$14.834     (b)$16.158
  Ending Number of AUs......  (a)18,029,355  (a)13,838,869  (a)11,795,775  (a)9,914,159   (a)7,747,483   (a)5,968,190
                              (b)169,447     (b)176,634     (b)167,155     (b)114,340     (b)120,451     (b)74,947
----------------------------------------------------------------------------------------------------------------------
BLUE CHIP GROWTH - SAST Class 1 Shares
(Inception Date - 7/10/00)
  Beginning AUV.............  (a)$8.569      (a)$6.692      (a)$4.661      (a)$5.785      (a)$5.996      (a)$6.056
                              (b)$8.569      (b)$6.674      (b)$4.637      (b)$5.741      (b)$5.935      (b)$5.980
  Ending AUV................  (a)$6.692      (a)$4.661      (a)$5.785      (a)$5.996      (a)$6.056      (a)$6.357
                              (b)$6.674      (b)$4.637      (b)$5.741      (b)$5.935      (b)$5.980      (b)$6.261
  Ending Number of AUs......  (a)3,041,531   (a)2,893,851   (a)3,002,368   (a)2,896,122   (a)2,982,682   (a)1,928,960
                              (b)178,390     (b)201,536     (b)184,797     (b)163,817     (b)123,913     (b)131,289
----------------------------------------------------------------------------------------------------------------------
                               FISCAL YEAR    FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                  ENDED          ENDED         ENDED         ENDED
         PORTFOLIOS              12/31/07      12/31/08      12/31/09      12/31/10
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
AGGRESSIVE GROWTH - SAST Class 1 Shares
(Inception Date - 6/9/97)
  Beginning AUV.............  (a)$17.604     (a)$17.254    (a)$8.048     (a)$11.136
                              (b)$17.351     (b)$16.964    (b)$7.893     (b)$10.894
  Ending AUV................  (a)$17.254     (a)$8.048     (a)$11.136    (a)$13.288
                              (b)$16.964     (b)$7.893     (b)$10.894    (b)$12.967
  Ending Number of AUs......  (a)3,130,278   (a)2,409,320  (a)2,001,930  (a)1,696,428
                              (b)70,577      (b)29,369     (b)23,081     (b)18,886
-------------------------------------------------------------------------------------
ALLIANCE GROWTH - SAST Class 1 Shares
(Inception Date - 6/2/97)
  Beginning AUV.............  (a)$33.154     (a)$37.424    (a)$21.843    (a)$30.342
                              (b)$32.663     (b)$36.777    (b)$21.412    (b)$29.669
  Ending AUV................  (a)$37.424     (a)$21.843    (a)$30.342    (a)$32.944
                              (b)$36.777     (b)$21.412    (b)$29.669    (b)$32.132
  Ending Number of AUs......  (a)7,407,003   (a)5,596,463  (a)4,495,276  (a)3,769,942
                              (b)149,503     (b)110,672    (b)94,069     (b)70,800
-------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES - ASSET ALLOCATION - AFIS Class 2 Shares
(Inception Date: - 9/30/02)
  Beginning AUV.............  (a)$16.092     (a)$16.888    (a)$11.724    (a)$14.318
                              (b)$15.923     (b)$16.669    (b)$11.543    (b)$14.061
  Ending AUV................  (a)$16.888     (a)$11.724    (a)$14.318    (a)$15.865
                              (b)$16.669     (b)$11.543    (b)$14.061    (b)$15.541
  Ending Number of AUs......  (a)8,221,664   (a)6,456,948  (a)5,560,973  (a)4,750,892
                              (b)467,085     (b)401,751    (b)311,359    (b)257,432
-------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES - GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date: - 9/30/02)
  Beginning AUV.............  (a)$21.736     (a)$24.587    (a)$14.919    (a)$20.911
                              (b)$21.494     (b)$24.253    (b)$14.680    (b)$20.524
  Ending AUV................  (a)$24.587     (a)$14.919    (a)$20.911    (a)$23.014
                              (b)$24.253     (b)$14.680    (b)$20.524    (b)$22.531
  Ending Number of AUs......  (a)5,744,321   (a)4,567,411  (a)3,858,977  (a)3,285,745
                              (b)255,116     (b)187,616    (b)154,966    (b)114,543
-------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES - GROWTH - AFIS Class 2 Shares
(Inception Date: - 9/30/02)
  Beginning AUV.............  (a)$20.190     (a)$22.342    (a)$12.329    (a)$16.929
                              (b)$19.977     (b)$22.050    (b)$12.137    (b)$16.624
  Ending AUV................  (a)$22.342     (a)$12.329    (a)$16.929    (a)$19.788
                              (b)$22.050     (b)$12.137    (b)$16.624    (b)$19.383
  Ending Number of AUs......  (a)9,078,866   (a)7,201,513  (a)6,199,851  (a)5,131,757
                              (b)385,893     (b)307,472    (b)242,258    (b)218,421
-------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES - GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date: - 9/30/02)
  Beginning AUV.............  (a)$18.254     (a)$18.886    (a)$11.561    (a)$14.944
                              (b)$18.055     (b)$18.633    (b)$11.377    (b)$14.670
  Ending AUV................  (a)$18.886     (a)$11.561    (a)$14.944    (a)$16.399
                              (b)$18.633     (b)$11.377    (b)$14.670    (b)$16.059
  Ending Number of AUs......  (a)11,361,386  (a)9,397,385  (a)7,999,242  (a)6,745,430
                              (b)556,960     (b)443,735    (b)376,174    (b)318,066
-------------------------------------------------------------------------------------
ASSET ALLOCATION - AST Class 1 Shares
(Inception Date - 6/3/97)
  Beginning AUV.............  (a)$25.309     (a)$27.031    (a)$20.487    (a)$24.678
                              (b)$24.953     (b)$26.585    (b)$20.099    (b)$24.150
  Ending AUV................  (a)$27.031     (a)$20.487    (a)$24.678    (a)$27.673
                              (b)$26.585     (b)$20.099    (b)$24.150    (b)$27.013
  Ending Number of AUs......  (a)3,925,836   (a)3,184,347  (a)2,579,022  (a)2,288,586
                              (b)52,989      (b)37,439     (b)32,654     (b)28,843
-------------------------------------------------------------------------------------
BALANCED - SAST Class 1 Shares
(Inception Date - 6/5/97)
  Beginning AUV.............  (a)$16.398     (a)$17.023    (a)$12.425    (a)$15.179
                              (b)$16.158     (b)$16.733    (b)$12.183    (b)$14.845
  Ending AUV................  (a)$17.023     (a)$12.425    (a)$15.179    (a)$16.719
                              (b)$16.733     (b)$12.183    (b)$14.845    (b)$16.311
  Ending Number of AUs......  (a)4,516,745   (a)3,349,532  (a)2,786,094  (a)2,434,890
                              (b)63,354      (b)45,783     (b)46,000     (b)38,593
-------------------------------------------------------------------------------------
BLUE CHIP GROWTH - SAST Class 1 Shares
(Inception Date - 7/10/00)
  Beginning AUV.............  (a)$6.357      (a)$7.142     (a)$4.290     (a)$5.782
                              (b)$6.261      (b)$7.017     (b)$4.205     (b)$5.653
  Ending AUV................  (a)$7.142      (a)$4.290     (a)$5.782     (a)$6.408
                              (b)$7.017      (b)$4.205     (b)$5.653     (b)$6.248
  Ending Number of AUs......  (a)1,610,755   (a)1,129,365  (a)1,093,199  (a)792,106
                              (b)127,468     (b)85,048     (b)86,554     (b)56,189
-------------------------------------------------------------------------------------




                 AU - Accumulation Unit
                 AUV - Accumulation Unit Value
                 (a) Reflecting minimum Separate Account expenses.
                 (b) Reflecting maximum Separate Account expenses with election of the optional EstatePlus feature.

                              FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                 ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
         PORTFOLIOS             12/31/01       12/31/02       12/31/03       12/31/04       12/31/05       12/31/06
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION - AST Class 1 Shares
(Inception Date - 6/3/97)
  Beginning AUV............  (a)$39.336     (a)$33.864     (a)$25.794     (a)$33.598     (a)$36.106     (a)$39.703
                             (b)$39.336     (b)$33.775     (b)$25.662     (b)$33.343     (b)$35.743     (b)$39.206
  Ending AUV...............  (a)$33.864     (a)$25.794     (a)$33.598     (a)$36.106     (a)$39.703     (a)$43.571
                             (b)$33.775     (b)$25.662     (b)$33.343     (b)$35.743     (b)$39.206     (b)$42.917
  Ending Number of AUs.....  (a)20,540,882  (a)17,045,204  (a)15,471,842  (a)13,797,775  (a)11,268,813  (a)9,051,900
                             (b)419,516     (b)407,431     (b)393,375     (b)376,349     (b)351,039     (b)320,014
---------------------------------------------------------------------------------------------------------------------
CAPITAL GROWTH - SAST Class 1 Shares
(Inception Date - 7/5/00)
  Beginning AUV............  (a)$9.735      (a)$7.173      (a)$5.080      (a)$6.266      (a)$6.975      (a)$7.117
                             (b)$9.735      (b)$7.154      (b)$5.054      (b)$6.218      (b)$6.904      (b)$7.027
  Ending AUV...............  (a)$7.173      (a)$5.080      (a)$6.266      (a)$6.975      (a)$7.117      (a)$8.177
                             (b)$7.154      (b)$5.054      (b)$6.218      (b)$6.904      (b)$7.027      (b)$8.054
  Ending Number of AUs.....  (a)3,150,473   (a)3,781,616   (a)2,751,886   (a)2,044,956   (a)1,650,571   (a)1,385,753
                             (b)227,904     (b)202,239     (b)180,504     (b)152,963     (b)138,784     (b)115,040
---------------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT - SAST Class 1 Shares
(Inception Date - 6/5/97)
  Beginning AUV............  (a)$12.793     (a)$13.062     (a)$13.040     (a)$12.929     (a)$12.838     (a)$12.997
                             (b)$12.793     (b)$13.028     (b)$12.976     (b)$12.834     (b)$12.712     (b)$12.838
  Ending AUV...............  (a)$13.062     (a)$13.040     (a)$12.929     (a)$12.838     (a)$12.997     (a)$13.394
                             (b)$13.028     (b)$12.976     (b)$12.834     (b)$12.712     (b)$12.838     (b)$13.197
  Ending Number of AUs.....  (a)20,961,757  (a)14,513,235  (a)8,864,318   (a)7,161,836   (a)6,495,237   (a)6,703,826
                             (b)554,085     (b)270,474     (b)199,902     (b)184,469     (b)176,188     (b)158,105
---------------------------------------------------------------------------------------------------------------------
CORPORATE BOND - SAST Class 1 Shares
(Inception Date - 6/9/97)
  Beginning AUV............  (a)$13.190     (a)$13.972     (a)$14.788     (a)$16.304     (a)$17.153     (a)$17.217
                             (b)$13.190     (b)$13.933     (b)$14.709     (b)$16.176     (b)$16.977     (b)$16.997
  Ending AUV...............  (a)$13.972     (a)$14.788     (a)$16.304     (a)$17.153     (a)$17.217     (a)$17.951
                             (b)$13.933     (b)$14.709     (b)$16.176     (b)$16.977     (b)$16.997     (b)$17.677
  Ending Number of AUs.....  (a)10,226,795  (a)9,793,558   (a)9,505,442   (a)8,290,818   (a)7,553,784   (a)6,479,223
                             (b)249,861     (b)310,775     (b)318,157     (b)338,590     (b)278,625     (b)278,795
---------------------------------------------------------------------------------------------------------------------
DAVIS VENTURE VALUE - SAST Class 1 Shares
(Inception Date - 6/2/97)
  Beginning AUV............  (a)$30.052     (a)$26.245     (a)$21.522     (b)$28.218     (a)$31.548     (a)$34.369
                             (b)$30.052     (b)$26.176     (b)$21.413     (b)$28.004     (b)$31.231     (b)$33.939
  Ending AUV...............  (a)$26.245     (a)$21.522     (a)$28.218     (a)$31.548     (a)$34.369     (a)$39.032
                             (b)$26.176     (b)$21.413     (b)$28.004     (b)$31.231     (b)$33.939     (b)$38.448
  Ending Number of AUs.....  (a)45,588,640  (a)38,952,303  (a)35,349,926  (a)31,846,961  (a)26,800,588  (a)21,551,983
                             (b)933,871     (b)895,679     (b)851,758     (b)786,722     (b)735,991     (b)665,116
---------------------------------------------------------------------------------------------------------------------
"DOGS" OF WALL STREET - SAST Class 1 Shares
(Inception Date - 4/1/98)
  Beginning AUV............  (a)$9.122      (a)$9.692      (a)$8.919      (a)$10.544     (a)$11.385     (a)$10.906
                             (b)$9.122      (b)$9.668      (b)$8.875      (b)$10.466     (b)$11.272     (b)$10.771
  Ending AUV...............  (a)$9.692      (a)$8.919      (a)$10.544     (a)$11.385     (a)$10.906     (a)$13.067
                             (b)$9.668      (b)$8.875      (b)$10.466     (b)$11.272     (b)$10.771     (b)$12.873
  Ending Number of AUs.....  (a)8,422,179   (a)8,137,931   (a)6,751,376   (a)5,815,144   (a)4,291,367   (a)3,418,157
                             (b)132,744     (b)231,993     (b)209,921     (b)118,228     (b)90,222      (b)82,478
---------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS - SAST Class 1 Shares
(Inception Date - 6/5/97)
  Beginning AUV............  (a)$6.755      (a)$6.539      (a)$5.980      (a)$8.988      (a)$11.022     (a)$14.894
                             (b)$6.755      (b)$6.523      (b)$5.952      (b)$8.924      (b)$10.916     (b)$14.714
  Ending AUV...............  (a)$6.539      (a)$5.980      (a)$8.988      (a)$11.022     (a)$14.894     (a)$19.234
                             (b)$6.523      (b)$5.952      (b)$8.924      (b)$10.916     (b)$14.714     (b)$18.954
  Ending Number of AUs.....  (a)8,225,699   (a)7,672,975   (a)7,006,555   (a)6,380,472   (a)6,266,407   (a)5,102,242
                             (b)84,736      (b)111,240     (b)134,595     (b)104,113     (b)163,365     (b)109,797
---------------------------------------------------------------------------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 1 Shares
(Inception Date - 6/4/97)
  Beginning AUV............  (a)$17.029     (a)$16.381     (a)$12.944     (a)$16.264     (a)$17.603     (a)$18.148
                             (b)$17.029     (b)$16.335     (b)$12.875     (b)$16.138     (b)$17.423     (b)$17.917
  Ending AUV...............  (a)$16.381     (a)$12.944     (a)$16.264     (a)$17.603     (a)$18.148     (a)$20.859
                             (b)$16.335     (b)$12.875     (b)$16.138     (b)$17.423     (b)$17.917     (b)$20.543
  Ending Number of AUs.....  (a)9,390,883   (a)8,394,495   (a)6,858,474   (a)5,765,362   (a)4,623,828   (a)3,467,877
                             (b)148,736     (b)161,493     (b)152,325     (b)143,604     (b)139,982     (b)131,746
---------------------------------------------------------------------------------------------------------------------
FOREIGN VALUE* - SAST Class 3 Shares
(Inception Date - 8/11/03)
  Beginning AUV............  N/A            N/A            (a)$10.429     (a)$12.463     (a)$14.701     (a)$15.918
                                                           (b)$10.394     (b)$12.410     (b)$14.602     (b)$15.770
  Ending AUV...............  N/A            N/A            (a)$12.463     (a)$14.701     (a)$15.918     (a)$19.918
                                                           (b)$12.410     (b)$14.602     (b)$15.770     (b)$19.684
  Ending Number of AUs.....  N/A            N/A            (a)356,089     (a)1,580,936   (a)2,408,900   (a)2,618,789
                                                           (b)2,169       (b)30,132      (b)69,136      (b)89,847
---------------------------------------------------------------------------------------------------------------------
                              FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                 ENDED          ENDED          ENDED          ENDED
         PORTFOLIOS             12/31/07       12/31/08       12/31/09      12/31/10
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
CAPITAL APPRECIATION - AST Class 1 Shares
(Inception Date - 6/3/97)
  Beginning AUV............  (a)$43.571     (a)$54.805     (a)$32.197     (a)$43.370
                             (b)$42.917     (b)$53.849     (b)$31.556     (b)$42.400
  Ending AUV...............  (a)$54.805     (a)$32.197     (a)$43.370     (a)$52.425
                             (b)$53.849     (b)$31.556     (b)$42.400     (b)$51.125
  Ending Number of AUs.....  (a)7,059,517   (a)5,327,234   (a)4,329,110   (a)3,667,068
                             (b)286,653     (b)211,147     (b)177,413     (b)171,747
--------------------------------------------------------------------------------------
CAPITAL GROWTH - SAST Class 1 Shares
(Inception Date - 7/5/00)
  Beginning AUV............  (a)$8.177      (a)$9.145      (a)$4.939      (a)$6.981
                             (b)$8.054      (b)$8.985      (b)$4.841      (b)$6.824
  Ending AUV...............  (a)$9.145      (a)$4.939      (a)$6.981      (a)$7.510
                             (b)$8.985      (b)$4.841      (b)$6.824      (b)$7.323
  Ending Number of AUs.....  (a)1,126,856   (a)837,441     (a)831,921     (a)665,886
                             (b)109,679     (b)85,773      (b)72,768      (b)58,111
--------------------------------------------------------------------------------------
CASH MANAGEMENT - SAST Class 1 Shares
(Inception Date - 6/5/97)
  Beginning AUV............  (a)$13.394     (a)$13.787     (a)$13.740     (a)$13.539
                             (b)$13.197     (b)$13.550     (b)$13.470     (b)$13.240
  Ending AUV...............  (a)$13.787     (a)$13.740     (a)$13.539     (a)$13.303
                             (b)$13.550     (b)$13.470     (b)$13.240     (b)$12.977
  Ending Number of AUs.....  (a)8,010,993   (a)9,356,176   (a)5,757,268   (a)4,608,185
                             (b)227,039     (b)273,162     (b)139,013     (b)132,926
--------------------------------------------------------------------------------------
CORPORATE BOND - SAST Class 1 Shares
(Inception Date - 6/9/97)
  Beginning AUV............  (a)$17.951     (a)$18.648     (a)$16.938     (a)$21.850
                             (b)$17.677     (b)$18.318     (b)$16.597     (b)$21.356
  Ending AUV...............  (a)$18.648     (a)$16.938     (a)$21.850     (a)$23.881
                             (b)$18.318     (b)$16.597     (b)$21.356     (b)$23.283
  Ending Number of AUs.....  (a)5,806,328   (a)4,582,366   (a)4,215,913   (a)3,489,293
                             (b)272,314     (b)202,481     (b)189,931     (b)163,530
--------------------------------------------------------------------------------------
DAVIS VENTURE VALUE - SAST Class 1 Shares
(Inception Date - 6/2/97)
  Beginning AUV............  (a)$39.032     (a)$40.618     (a)$24.739     (a)$32.530
                             (b)$38.448     (b)$39.910     (b)$24.247     (b)$31.804
  Ending AUV...............  (a)$40.618     (a)$24.739     (a)$32.530     (a)$35.942
                             (b)$39.910     (b)$24.247     (b)$31.804     (b)$35.052
  Ending Number of AUs.....  (a)16,708,780  (a)12,509,711  (a)10,122,293  (a)8,430,928
                             (b)648,516     (b)500,635     (b)427,333     (b)293,423
--------------------------------------------------------------------------------------
"DOGS" OF WALL STREET - SAST Class 1 Shares
(Inception Date - 4/1/98)
  Beginning AUV............  (a)$13.067     (a)$12.621     (a)$9.125      (a)$10.799
                             (b)$12.873     (b)$12.403     (b)$8.944      (b)$10.558
  Ending AUV...............  (a)$12.621     (a)$9.125      (a)$10.799     (a)$12.415
                             (b)$12.403     (b)$8.944      (b)$10.558     (b)$12.109
  Ending Number of AUs.....  (a)2,396,535   (a)1,852,095   (a)1,415,060   (a)1,314,393
                             (b)63,912      (b)52,422      (b)43,472      (b)48,627
--------------------------------------------------------------------------------------
EMERGING MARKETS - SAST Class 1 Shares
(Inception Date - 6/5/97)
  Beginning AUV............  (a)$19.234     (a)$26.784     (a)$11.444     (a)$19.913
                             (b)$18.954     (b)$26.329     (b)$11.222     (b)$19.477
  Ending AUV...............  (a)$26.784     (a)$11.444     (a)$19.913     (a)$23.244
                             (b)$26.329     (b)$11.222     (b)$19.477     (b)$22.678
  Ending Number of AUs.....  (a)4,177,375   (a)2,819,671   (a)2,667,144   (a)2,300,683
                             (b)97,331      (b)52,073      (b)49,967      (b)44,024
--------------------------------------------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 1 Shares
(Inception Date - 6/4/97)
  Beginning AUV............  (a)$20.859     (a)$20.567     (a)$12.463     (a)$16.215
                             (b)$20.543     (b)$20.204     (b)$12.213     (b)$15.850
  Ending AUV...............  (a)$20.567     (a)$12.463     (a)$16.215     (a)$18.699
                             (b)$20.204     (b)$12.213     (b)$15.850     (b)$18.232
  Ending Number of AUs.....  (a)2,531,973   (a)1,880,033   (a)1,507,623   (a)1,242,968
                             (b)118,485     (b)94,498      (b)79,663      (b)66,127
--------------------------------------------------------------------------------------
FOREIGN VALUE* - SAST Class 3 Shares
(Inception Date - 8/11/03)
  Beginning AUV............  (a)$19.918     (a)$22.377     (a)$12.999     (a)$16.636
                             (b)$19.684     (b)$22.059     (b)$12.782     (b)$16.317
  Ending AUV...............  (a)$22.377     (a)$12.999     (a)$16.636     (a)$16.865
                             (b)$22.059     (b)$12.782     (b)$16.317     (b)$16.501
  Ending Number of AUs.....  (a)2,577,869   (a)1,994,623   (a)1,637,025   (a)1,390,358
                             (b)104,537     (b)76,417      (b)59,044      (b)49,985
--------------------------------------------------------------------------------------




                 AU - Accumulation Unit
                 AUV - Accumulation Unit Value
                 (a) Reflecting minimum Separate Account expenses.
                 (b) Reflecting maximum Separate Account expenses with election of the optional EstatePlus feature.
                   * Class 3 shares of SunAmerica Series Trust, which are
                     subject to a 0.25% 12b-1 fee.

                               FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                  ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
         PORTFOLIOS              12/31/01       12/31/02       12/31/03       12/31/04       12/31/05       12/31/06
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 1 Shares
(Inception Date - 6/3/97)
  Beginning AUV.............  (a)$25.556     (a)$19.097     (a)$13.832     (a)$16.896     (a)$17.473     (a)$18.253
                              (b)$25.556     (b)$19.049     (b)$13.764     (b)$16.770     (b)$17.300     (b)$18.028
  Ending AUV................  (a)$19.097     (a)$13.832     (a)$16.896     (a)$17.473     (a)$18.253     (a)$19.018
                              (b)$19.049     (b)$13.764     (b)$16.770     (b)$17.300     (b)$18.028     (b)$18.736
  Ending Number of AUs......  (a)14,599,473  (a)11,061,667  (a)8,944,662   (a)7,382,362   (a)5,684,720   (a)4,194,979
                              (b)133,955     (b)137,282     (b)120,024     (b)109,812     (b)91,006      (b)80,135
----------------------------------------------------------------------------------------------------------------------
GLOBAL BOND - SAST Class 1 Shares
(Inception Date - 6/11/97)
  Beginning AUV.............  (a)$15.158     (a)$15.678     (a)$16.361     (a)$16.687     (a)$17.087     (a)$17.601
                              (b)$15.158     (b)$15.639     (b)$16.279     (b)$16.562     (b)$16.917     (b)$17.383
  Ending AUV................  (a)$15.678     (a)$16.361     (a)$16.687     (a)$17.087     (a)$17.601     (a)$18.006
                              (b)$15.639     (b)$16.279     (b)$16.562     (b)$16.917     (b)$17.383     (b)$17.738
  Ending Number of AUs......  (a)4,077,848   (a)3,474,173   (a)3,049,878   (a)2,773,344   (a)2,623,913   (a)2,206,262
                              (b)139,008     (b)122,154     (b)113,246     (b)111,661     (b)99,153      (b)103,492
----------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 1 Shares
(Inception Date - 6/3/97)
  Beginning AUV.............  (a)$21.653     (a)$17.472     (a)$12.588     (a)$15.688     (a)$17.285     (a)$19.712
                              (b)$21.653     (b)$17.425     (b)$12.523     (b)$15.568     (b)$17.111     (b)$19.465
  Ending AUV................  (a)$17.472     (a)$12.588     (a)$15.688     (a)$17.285     (a)$19.712     (a)$24.050
                              (b)$17.425     (b)$12.523     (b)$15.568     (b)$17.111     (b)$19.465     (b)$23.689
  Ending Number of AUs......  (a)10,081,336  (a)7,631,561   (a)6,384,144   (a)5,130,569   (a)4,411,779   (a)3,629,967
                              (b)85,889      (b)97,379      (b)85,227      (b)67,080      (b)67,773      (b)60,435
----------------------------------------------------------------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 1 Shares
(Inception Date - 6/11/97)
  Beginning AUV.............  (a)$14.557     (a)$15.330     (a)$16.504     (a)$16.664     (a)$16.972     (a)$17.157
                              (b)$14.557     (b)$15.292     (b)$16.423     (b)$16.541     (b)$16.805     (b)$16.946
  Ending AUV................  (a)$15.330     (a)$16.504     (a)$16.664     (a)$16.972     (a)$17.157     (a)$17.456
                              (b)$15.292     (b)$16.423     (b)$16.541     (b)$16.805     (b)$16.946     (b)$17.198
  Ending Number of AUs......  (a)20,198,773  (a)24,546,091  (a)18,572,325  (a)14,930,287  (a)12,695,881  (a)10,317,622
                              (b)479,420     (b)646,465     (b)528,784     (b)423,388     (b)393,940     (b)380,456
----------------------------------------------------------------------------------------------------------------------
GROWTH - AST Class 1 Shares
(Inception Date - 6/3/97)
  Beginning AUV.............  (a)$31.785     (a)$27.208     (a)$20.859     (a)$26.692     (a)$29.142     (a)$30.747
                              (b)$31.785     (b)$27.144     (b)$20.757     (b)$26.495     (b)$28.856     (b)$30.369
  Ending AUV................  (a)$27.208     (a)$20.859     (a)$26.692     (a)$29.142     (a)$30.747     (a)$34.307
                              (b)$27.144     (b)$20.757     (b)$26.495     (b)$28.856     (b)$30.369     (b)$33.800
  Ending Number of AUs......  (a)11,155,857  (a)9,536,437   (a)8,633,774   (a)8,145,742   (a)6,775,520   (a)5,373,478
                              (b)249,712     (b)212,667     (b)204,580     (b)208,505     (b)195,916     (b)176,297
----------------------------------------------------------------------------------------------------------------------
GROWTH-INCOME - SAST Class 1 Shares
(Inception Date - 6/3/97)
  Beginning AUV.............  (a)$32.417     (a)$26.847     (a)$20.850     (a)$25.801     (a)$28.342     (a)$29.924
                              (b)$32.417     (b)$26.783     (b)$20.748     (b)$25.611     (b)$28.063     (b)$29.557
  Ending AUV................  (a)$26.847     (a)$20.850     (a)$25.801     (a)$28.342     (a)$29.924     (a)$31.663
                              (b)$26.783     (b)$20.748     (b)$25.611     (b)$28.063     (b)$29.557     (b)$31.195
  Ending Number of AUs......  (a)26,032,596  (a)20,340,353  (a)16,846,784  (a)13,973,576  (a)10,717,029  (a)7,934,876
                              (b)345,030     (b)360,087     (b)310,363     (b)272,375     (b)238,861     (b)196,416
----------------------------------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 1 Shares
(Inception Date - 7/6/00)
  Beginning AUV.............  (a)$8.829      (a)$5.807      (a)$3.443      (a)$4.577      (a)$4.786      (a)$5.074
                              (b)$8.829      (b)$5.798      (b)$3.429      (b)$4.547      (b)$4.742      (b)$5.016
  Ending AUV................  (a)$5.807      (a)$3.443      (a)$4.577      (a)$4.786      (a)$5.074      (a)$5.670
                              (b)$5.798      (b)$3.429      (b)$4.547      (b)$4.742      (b)$5.016      (b)$5.590
  Ending Number of AUs......  (a)4,404,177   (a)2,821,168   (a)4,320,776   (a)2,738,563   (a)2,060,134   (a)2,702,054
                              (b)150,318     (b)185,337     (b)173,217     (b)125,203     (b)118,380     (b)144,748
----------------------------------------------------------------------------------------------------------------------
HIGH-YIELD BOND - SAST Class 1 Shares
(Inception Date - 6/9/97)
  Beginning AUV.............  (a)$13.278     (a)$12.511     (a)$11.607     (a)$15.041     (a)$17.401     (a)$18.658
                              (b)$13.278     (b)$12.489     (b)$11.564     (b)$14.947     (b)$17.250     (b)$18.450
  Ending AUV................  (a)$12.511     (a)$11.607     (a)$15.041     (a)$17.401     (a)$18.658     (a)$21.072
                              (b)$12.489     (b)$11.564     (b)$14.947     (b)$17.250     (b)$18.450     (b)$20.785
  Ending Number of AUs......  (a)9,717,178   (a)9,721,045   (a)10,841,273  (a)8,604,969   (a)6,635,601   (a)5,549,798
                              (b)211,929     (b)277,747     (b)222,143     (b)179,313     (b)141,927     (b)155,586
----------------------------------------------------------------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 1 Shares
(Inception Date - 6/4/97)
  Beginning AUV.............  (a)$13.614     (a)$10.196     (a)$7.175      (a)$9.314      (a)$10.686     (a)$11.975
                              (b)$13.614     (b)$10.162     (b)$7.140      (b)$9.245      (b)$10.581     (b)$11.828
  Ending AUV................  (a)$10.196     (a)$7.175      (a)$9.314      (a)$10.686     (a)$11.975     (a)$14.561
                              (b)$10.162     (b)$7.140      (b)$9.245      (b)$10.581     (b)$11.828     (b)$14.347
  Ending Number of AUs......  (a)9,259,404   (a)8,373,221   (a)8,452,013   (a)7,529,771   (a)6,690,853   (a)5,857,269
                              (b)145,800     (b)161,711     (b)167,377     (b)159,689     (b)156,991     (b)135,671
----------------------------------------------------------------------------------------------------------------------
                               FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                  ENDED         ENDED         ENDED         ENDED
         PORTFOLIOS             12/31/07      12/31/08      12/31/09      12/31/10
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 1 Shares
(Inception Date - 6/3/97)
  Beginning AUV.............  (a)$19.018    (a)$21.569    (a)$11.718    (a)$15.694
                              (b)$18.736    (b)$21.196    (b)$11.487    (b)$15.345
  Ending AUV................  (a)$21.569    (a)$11.718    (a)$15.694    (a)$18.085
                              (b)$21.196    (b)$11.487    (b)$15.345    (b)$17.640
  Ending Number of AUs......  (a)3,076,179  (a)2,389,307  (a)1,981,033  (a)1,697,392
                              (b)62,786     (b)50,285     (b)39,255     (b)32,090
------------------------------------------------------------------------------------
GLOBAL BOND - SAST Class 1 Shares
(Inception Date - 6/11/97)
  Beginning AUV.............  (a)$18.006    (a)$19.753    (a)$20.557    (a)$21.765
                              (b)$17.738    (b)$19.411    (b)$20.150    (b)$21.281
  Ending AUV................  (a)$19.753    (a)$20.557    (a)$21.765    (a)$22.783
                              (b)$19.411    (b)$20.150    (b)$21.281    (b)$22.220
  Ending Number of AUs......  (a)2,332,343  (a)1,968,034  (a)1,696,322  (a)1,429,614
                              (b)118,522    (b)102,647    (b)97,675     (b)53,776
------------------------------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 1 Shares
(Inception Date - 6/3/97)
  Beginning AUV.............  (a)$24.050    (a)$26.498    (a)$14.774    (a)$18.829
                              (b)$23.689    (b)$26.036    (b)$14.480    (b)$18.408
  Ending AUV................  (a)$26.498    (a)$14.774    (a)$18.829    (a)$21.204
                              (b)$26.036    (b)$14.480    (b)$18.408    (b)$20.678
  Ending Number of AUs......  (a)2,843,723  (a)2,031,575  (a)1,655,569  (a)1,368,042
                              (b)56,396     (b)39,105     (b)31,795     (b)27,696
------------------------------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 1 Shares
(Inception Date - 6/11/97)
  Beginning AUV.............  (a)$17.456    (a)$18.274    (a)$18.779    (a)$19.284
                              (b)$17.198    (b)$17.959    (b)$18.409    (b)$18.857
  Ending AUV................  (a)$18.274    (a)$18.779    (a)$19.284    (a)$19.940
                              (b)$17.959    (b)$18.409    (b)$18.857    (b)$19.450
  Ending Number of AUs......  (a)8,901,950  (a)7,951,600  (a)6,258,446  (a)5,095,299
                              (b)355,855    (b)304,369    (b)268,647    (b)200,453
------------------------------------------------------------------------------------
GROWTH - AST Class 1 Shares
(Inception Date - 6/3/97)
  Beginning AUV.............  (a)$34.307    (a)$37.234    (a)$21.849    (a)$29.782
                              (b)$33.800    (b)$36.593    (b)$21.419    (b)$29.123
  Ending AUV................  (a)$37.234    (a)$21.849    (a)$29.782    (a)$33.482
                              (b)$36.593    (b)$21.419    (b)$29.123    (b)$32.659
  Ending Number of AUs......  (a)4,169,241  (a)3,078,846  (a)2,473,417  (a)2,033,900
                              (b)156,790    (b)102,945    (b)83,931     (b)64,910
------------------------------------------------------------------------------------
GROWTH-INCOME - SAST Class 1 Shares
(Inception Date - 6/3/97)
  Beginning AUV.............  (a)$31.663    (a)$34.653    (a)$19.486    (a)$24.600
                              (b)$31.195    (b)$34.056    (b)$19.102    (b)$24.055
  Ending AUV................  (a)$34.653    (a)$19.486    (a)$24.600    (a)$27.015
                              (b)$34.056    (b)$19.102    (b)$24.055    (b)$26.352
  Ending Number of AUs......  (a)5,766,168  (a)4,309,550  (a)3,519,499  (a)2,953,002
                              (b)157,549    (b)106,029    (b)91,696     (b)69,345
------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 1 Shares
(Inception Date - 7/6/00)
  Beginning AUV.............  (a)$5.670     (a)$6.789     (a)$4.287     (a)$4.994
                              (b)$5.590     (b)$6.677     (b)$4.206     (b)$4.887
  Ending AUV................  (a)$6.789     (a)$4.287     (a)$4.994     (a)$6.115
                              (b)$6.677     (b)$4.206     (b)$4.887     (b)$5.969
  Ending Number of AUs......  (a)2,141,492  (a)1,609,670  (a)1,446,073  (a)1,276,639
                              (b)122,823    (b)92,645     (b)64,276     (b)61,919
------------------------------------------------------------------------------------
HIGH-YIELD BOND - SAST Class 1 Shares
(Inception Date - 6/9/97)
  Beginning AUV.............  (a)$21.072    (a)$21.041    (a)$14.060    (a)$19.667
                              (b)$20.785    (b)$20.702    (b)$13.799    (b)$19.254
  Ending AUV................  (a)$21.041    (a)$14.060    (a)$19.667    (a)$22.199
                              (b)$20.702    (b)$13.799    (b)$19.254    (b)$21.678
  Ending Number of AUs......  (a)3,958,927  (a)3,007,630  (a)2,986,678  (a)2,523,585
                              (b)135,608    (b)113,112    (b)107,221    (b)82,747
------------------------------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 1 Shares
(Inception Date - 6/4/97)
  Beginning AUV.............  (a)$14.561    (a)$16.543    (a)$9.863     (a)$12.546
                              (b)$14.347    (b)$16.258    (b)$9.669     (b)$12.268
  Ending AUV................  (a)$16.543    (a)$9.863     (a)$12.546    (a)$13.406
                              (b)$16.258    (b)$9.669     (b)$12.268    (b)$13.077
  Ending Number of AUs......  (a)4,758,533  (a)3,633,037  (a)2,794,513  (a)2,306,293
                              (b)123,868    (b)102,250    (a)80,233     (b)63,755
------------------------------------------------------------------------------------




                 AU - Accumulation Unit
                 AUV - Accumulation Unit Value
                 (a) Reflecting minimum Separate Account expenses.
                 (b) Reflecting maximum Separate Account expenses with election of the optional EstatePlus feature.

                               FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR
                                  ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
         PORTFOLIOS              12/31/01       12/31/02       12/31/03       12/31/04       12/31/05       12/31/06
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 1 Shares
(Inception Date - 6/4/97)
  Beginning AUV.............  (a)$14.023     (a)$10.743     (a)$8.367      (a)$11.283     (a)$13.431     (a)$15.119
                              (b)$14.023     (b)$10.713     (b)$8.322      (b)$11.195     (b)$13.293     (b)$14.926
  Ending AUV................  (a)$10.743     (a)$8.367      (a)$11.283     (a)$13.431     (a)$15.119     (a)$18.918
                              (b)$10.713     (b)$8.322      (b)$11.195     (b)$13.293     (b)$14.926     (b)$18.630
  Ending Number of AUs......  (a)17,888,673  (a)15,524,444  (a)13,356,805  (a)12,409,390  (a)10,432,727  (a)9,016,137
                              (b)344,784     (b)345,080     (b)303,267     (b)275,293     (b)269,206     (b)250,303
----------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND, SERIES II SHARES
(INCEPTION DATE - 10/15/01)
  Beginning AUV.............  (a)$10.000     (a)$10.377     (a)$6.883      (a)$8.612      (a)$9.057      (a)$9.602
                              (b)$10.000     (b)$10.334     (b)$6.837      (b)$8.533      (b)$8.952      (b)$9.466
  Ending AUV................  (a)$10.377     (a)$6.883      (a)$8.612      (a)$9.057      (a)$9.602      (a)$9.705
                              (b)$10.334     (b)$6.837      (b)$8.533      (b)$8.952      (b)$9.466      (b)$9.544
  Ending Number of AUs......  (a)125,556     (a)714,688     (a)1,129,170   (a)1,126,616   (a)918,607     (a)723,802
                              (b)1,065       (b)43,328      (b)75,718      (b)101,246     (b)102,217     (b)87,991
----------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES
(INCEPTION DATE - 10/15/01)
  Beginning AUV.............  (a)$10.000     (a)$10.214     (a)$8.098      (a)$10.431     (a)$12.064     (a)$12.371
                              (b)$10.000     (b)$10.216     (b)$8.081      (b)$10.382     (b)$11.978     (b)$12.252
  Ending AUV................  (a)$10.214     (a)$8.098      (a)$10.431     (a)$12.064     (a)$12.371     (a)$14.139
                              (b)$10.216     (b)$8.081      (b)$10.382     (b)$11.978     (b)$12.252     (b)$13.968
  Ending Number of AUs......  (a)664,336     (a)5,538,887   (a)8,080,079   (a)10,472,732  (a)11,953,994  (a)9,842,057
                              (b)10,966      (b)162,364     (b)482,806     (b)633,288     (b)678,233     (b)491,727
----------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND, SERIES II SHARES
(INCEPTION DATE - 10/15/01)
  Beginning AUV.............  (a)$10.000     (a)$10.556     (a)$8.857      (a)$11.139     (a)$12.520     (a)$13.529
                              (b)$10.000     (b)$10.549     (b)$8.833      (b)$11.081     (b)$12.424     (b)$13.392
  Ending AUV................  (a)$10.556     (a)$8.857      (a)$11.139     (a)$12.520     (a)$13.529     (a)$15.454
                              (b)$10.549     (b)$8.833      (b)$11.081     (b)$12.424     (b)$13.392     (b)$15.259
  Ending Number of AUs......  (a)242,732     (a)4,541,821   (a)5,593,346   (a)6,910,098   (a)7,883,035   (a)7,392,655
                              (b)6,733       (b)107,418     (b)209,230     (b)314,766     (b)364,398     (b)382,611
----------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/1/02)
  Beginning AUV.............  N/A            (a)$10.000     (a)$8.180      (a)$10.556     (a)$11.713     (a)$11.911
                                             (b)$10.000     (b)$8.159      (b)$10.503     (b)$11.624     (b)$11.791
  Ending AUV................  N/A            (a)$8.180      (a)$10.556     (a)$11.713     (a)$11.911     (a)$13.758
                                             (b)$8.159      (b)$10.503     (b)$11.624     (b)$11.791     (b)$13.586
  Ending Number of AUs......  N/A            (a)2,080,159   (a)4,373,549   (a)6,804,573   (a)7,120,963   (a)7,039,698
                                             (b)41,556      (b)249,363     (b)365,045     (b)402,497     (b)591,319
----------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. - MID CAP VALUE - LASF Class VC Shares
(Inception Date - 5/1/02)
  Beginning AUV.............  N/A            (a)$10.000     (a)$8.524      (a)$10.475     (a)$12.798     (a)$13.641
                                             (b)$10.000     (b)$8.509      (b)$10.430     (b)$12.711     (b)$13.514
  Ending AUV................  N/A            (a)$8.524      (a)$10.475     (a)$12.798     (a)$13.641     (a)$15.079
                                             (b)$8.509      (b)$10.430     (b)$12.711     (b)$13.514     (b)$14.902
  Ending Number of AUs......  N/A            (a)1,675,350   (a)3,582,951   (a)6,980,096   (a)7,854,681   (a)6,191,002
                                             (b)47,182      (b)172,132     (b)302,778     (b)483,753     (b)334,550
----------------------------------------------------------------------------------------------------------------------
MARSICO FOCUSED GROWTH - SAST Class 1 Shares
(Inception Date - 12/29/00)
  Beginning AUV.............  (a)$10.000     (a)$8.521      (a)$7.447      (a)$9.552      (a)$10.466     (a)$11.413
                              (b)$10.000     (b)$8.498      (b)$7.409      (b)$9.478      (b)$10.360     (b)$11.268
  Ending AUV................  (a)$8.521      (a)$7.447      (a)$9.552      (a)$10.466     (a)$11.413     (a)$12.206
                              (b)$8.498      (b)$7.409      (b)$9.478      (b)$10.360     (b)$11.268     (b)$12.021
  Ending Number of AUs......  (a)1,236,562   (a)5,737,494   (a)7,350,664   (a)5,653,213   (a)5,597,467   (a)4,532,761
                              (b)277,115     (b)370,133     (b)478,074     (b)625,177     (b)396,160     (b)365,702
----------------------------------------------------------------------------------------------------------------------
MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 1 Shares
(Inception Date - 6/4/97)
  Beginning AUV.............  (a)$23.224     (a)$19.203     (a)$14.944     (a)$18.028     (a)$19.863     (a)$21.074
                              (b)$23.224     (b)$19.159     (b)$14.872     (b)$17.897     (b)$19.669     (b)$20.816
  Ending AUV................  (a)$19.203     (a)$14.944     (a)$18.028     (a)$19.863     (a)$21.074     (a)$23.492
                              (b)$19.159     (b)$14.872     (b)$17.897     (b)$19.669     (b)$20.816     (b)$23.147
  Ending Number of AUs......  (a)8,156,869   (a)6,869,791   (a)6,036,183   (a)5,030,044   (a)4,138,505   (a)3,090,975
                              (b)255,263     (b)243,337     (b)236,783     (b)179,848     (b)153,745     (b)139,414
----------------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN - SAST Class 1 Shares
(Inception Date - 6/10/97)
  Beginning AUV.............  (a)$21.433     (a)$21.225     (a)$19.891     (a)$22.894     (a)$25.099     (a)$25.473
                              (b)$21.433     (b)$21.183     (b)$19.802     (b)$22.735     (b)$24.861     (b)$25.169
  Ending AUV................  (a)$21.225     (a)$19.891     (a)$22.894     (a)$25.099     (a)$25.473     (a)$28.098
                              (b)$21.183     (b)$19.802     (b)$22.735     (b)$24.861     (b)$25.169     (b)$27.694
  Ending Number of AUs......  (a)13,032,692  (a)15,844,679  (a)15,720,321  (a)14,610,247  (a)13,156,950  (a)10,418,969
                              (b)673,743     (b)789,355     (b)848,211     (b)818,656     (b)749,520     (b)669,899
----------------------------------------------------------------------------------------------------------------------
                               FISCAL YEAR    FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                  ENDED          ENDED         ENDED         ENDED
         PORTFOLIOS              12/31/07      12/31/08      12/31/09      12/31/10
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 1 Shares
(Inception Date - 6/4/97)
  Beginning AUV.............  (a)$18.918     (a)$19.968    (a)$10.638    (a)$13.386
                              (b)$18.630     (b)$19.615    (b)$10.424    (b)$13.083
  Ending AUV................  (a)$19.968     (a)$10.638    (a)$13.386    (a)$14.119
                              (b)$19.615     (b)$10.424    (b)$13.083    (b)$13.766
  Ending Number of AUs......  (a)7,177,111   (a)4,935,491  (a)3,905,433  (a)3,197,393
                              (b)223,698     (b)168,853    (b)143,907    (b)138,753
-------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND, SERIES II SHARES
(INCEPTION DATE - 10/15/01)
  Beginning AUV.............  (a)$9.705      (a)$11.150    (a)$5.588     (a)$9.117
                              (b)$9.544      (b)$10.938    (b)$5.468     (b)$8.899
  Ending AUV................  (a)$11.150     (a)$5.588     (a)$9.117     (a)$10.736
                              (b)$10.938     (b)$5.468     (b)$8.899     (b)$10.453
  Ending Number of AUs......  (a)561,053     (a)466,691    (a)710,954    (a)467,275
                              (b)78,472      (b)67,059     (b)58,929     (b)44,908
-------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES
(INCEPTION DATE - 10/15/01)
  Beginning AUV.............  (a)$14.139     (a)$13.601    (a)$8.600     (a)$10.877
                              (b)$13.968     (b)$13.404    (b)$8.454     (b)$10.665
  Ending AUV................  (a)$13.601     (a)$8.600     (a)$10.877    (a)$12.394
                              (b)$13.404     (b)$8.454     (b)$10.665    (b)$12.122
  Ending Number of AUs......  (a)8,018,169   (a)6,084,221  (a)4,927,721  (a)4,114,051
                              (b)459,227     (b)393,682    (b)329,381    (b)290,160
-------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND, SERIES II SHARES
(INCEPTION DATE - 10/15/01)
  Beginning AUV.............  (a)$15.454     (a)$15.605    (a)$10.419    (a)$12.736
                              (b)$15.259     (b)$15.370    (b)$10.236    (b)$12.481
  Ending AUV................  (a)$15.605     (a)$10.419    (a)$12.736    (a)$14.073
                              (b)$15.370     (b)$10.236    (b)$12.481    (b)$13.757
  Ending Number of AUs......  (a)6,255,093   (a)4,659,922  (a)3,897,412  (a)3,253,934
                              (b)353,339     (b)286,514    (b)230,417    (b)193,272
-------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/1/02)
  Beginning AUV.............  (a)$13.758     (a)$14.016    (a)$8.777     (a)$10.278
                              (b)$13.586     (b)$13.806    (b)$8.624     (b)$10.074
  Ending AUV................  (a)$14.016     (a)$8.777     (a)$10.278    (a)$11.885
                              (b)$13.806     (b)$8.624     (b)$10.074    (b)$11.620
  Ending Number of AUs......  (a)5,595,948   (a)4,240,866  (a)3,455,204  (a)2,955,373
                              (b)369,241     (b)309,245    (b)263,854    (b)211,672
-------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. - MID CAP VALUE - LASF Class VC Shares
(Inception Date - 5/1/02)
  Beginning AUV.............  (a)$15.079     (a)$14.938    (a)$8.922     (a)$11.126
                              (b)$14.902     (b)$14.726    (b)$8.773     (b)$10.914
  Ending AUV................  (a)$14.938     (a)$8.922     (a)$11.126    (a)$13.745
                              (b)$14.726     (b)$8.773     (b)$10.914    (b)$13.448
  Ending Number of AUs......  (a)4,942,307   (a)3,430,895  (a)2,653,324  (a)2,282,157
                              (b)325,265     (b)232,371    (b)193,997    (b)159,779
-------------------------------------------------------------------------------------
MARSICO FOCUSED GROWTH - SAST Class 1 Shares
(Inception Date - 12/29/00)
  Beginning AUV.............  (a)$12.206     (a)$13.663    (a)$7.964     (a)$10.252
                              (b)$12.021     (b)$13.423    (b)$7.804     (b)$10.021
  Ending AUV................  (a)$13.663     (a)$7.964     (a)$10.252    (a)$11.855
                              (b)$13.423     (b)$7.804     (b)$10.021    (b)$11.559
  Ending Number of AUs......  (a)3,251,304   (a)2,359,841  (a)1,655,121  (a)1,326,403
                              (b)325,864     (b)212,942    (b)167,436    (b)135,016
-------------------------------------------------------------------------------------
MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 1 Shares
(Inception Date - 6/4/97)
  Beginning AUV.............  (a)$23.492     (a)$25.584    (a)$17.024    (a)$21.251
                              (b)$23.147     (b)$25.145    (b)$16.690    (b)$20.782
  Ending AUV................  (a)$25.584     (a)$17.024    (a)$21.251    (a)$23.272
                              (b)$25.145     (b)$16.690    (b)$20.782    (b)$22.701
  Ending Number of AUs......  (a)2,322,220   (a)1,820,283  (a)1,576,830  (a)1,246,247
                              (b)130,487     (b)83,221     (b)61,694     (b)41,674
-------------------------------------------------------------------------------------
MFS TOTAL RETURN - SAST Class 1 Shares
(Inception Date - 6/10/97)
  Beginning AUV.............  (a)$28.098     (a)$28.848    (a)$22.156    (a)$25.854
                              (b)$27.694     (b)$28.362    (b)$21.728    (b)$25.292
  Ending AUV................  (a)$28.848     (a)$22.156    (a)$25.854    (a)$28.020
                              (b)$28.362     (b)$21.728    (b)$25.292    (b)$27.342
  Ending Number of AUs......  (a)8,455,282   (a)6,459,511  (a)5,251,645  (a)4,373,784
                              (b)602,972     (b)454,782    (b)384,218    (b)294,309
-------------------------------------------------------------------------------------




                 AU - Accumulation Unit
                 AUV - Accumulation Unit Value
                 (a) Reflecting minimum Separate Account expenses.
                 (b) Reflecting maximum Separate Account expenses with election of the optional EstatePlus feature.

                                FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR    FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                   ENDED          ENDED          ENDED          ENDED          ENDED         ENDED         ENDED
          PORTFOLIOS              12/31/01       12/31/02       12/31/03       12/31/04      12/31/05      12/31/06      12/31/07
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
MID-CAP GROWTH - SAST Class 1 Shares
(Inception Date - 4/5/99)
  Beginning AUV..............  (a)$17.607     (a)$13.420     (a)$6.982      (a)$9.438      (a)$10.605    (a)$10.778    (a)$10.888
                               (b)$17.607     (b)$13.385     (b)$6.947      (b)$9.367      (b)$10.499    (b)$10.643    (b)$10.725
  Ending AUV.................  (a)$13.420     (a)$6.982      (a)$9.438      (a)$10.605     (a)$10.778    (a)$10.888    (a)$12.541
                               (b)$13.385     (b)$6.947      (b)$9.367      (b)$10.499     (b)$10.643    (b)$10.725    (b)$12.323
  Ending Number of AUs.......  (a)16,760,748  (a)12,529,321  (a)13,189,307  (a)11,192,071  (a)8,652,435  (a)7,083,920  (a)5,245,424
                               (b)642,519     (b)649,185     (b)649,002     (b)578,950     (b)512,547    (b)482,909    (b)404,791
-----------------------------------------------------------------------------------------------------------------------------------
NATURAL RESOURCES - AST Class 1 Shares
(Inception Date - 6/4/97)
  Beginning AUV..............  (a)$14.706     (a)$14.327     (a)$15.293     (a)$22.251     (a)$27.405    (a)$39.440    (a)$48.529
                               (b)$14.706     (b)$14.289     (b)$15.218     (b)$22.086     (b)$27.133    (b)$38.951    (b)$47.807
  Ending AUV.................  (a)$14.327     (a)$15.293     (a)$22.251     (a)$27.405     (a)$39.440    (a)$48.529    (a)$67.013
                               (b)$14.289     (b)$15.218     (b)$22.086     (b)$27.133     (b)$38.951    (b)$47.807    (b)$65.852
  Ending Number of AUs.......  (a)2,107,217   (a)2,662,401   (a)2,416,959   (a)2,653,254   (a)3,092,363  (a)2,578,703  (a)2,128,120
                               (b)65,345      (b)109,835     (b)118,289     (b)66,539      (b)72,214     (b)72,230     (b)67,125
-----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - SAST Class 1 Shares
(Inception Date - 6/4/97)
  Beginning AUV..............  (a)$10.856     (a)$11.339     (a)$11.860     (a)$16.120     (a)$21.364    (a)$23.839    (a)$31.578
                               (b)$10.856     (b)$11.307     (b)$11.799     (b)$15.997     (b)$21.149    (b)$23.540    (b)$31.103
  Ending AUV.................  (a)$11.339     (a)$11.860     (a)$16.120     (a)$21.364     (a)$23.839    (a)$31.578    (a)$26.640
                               (b)$11.307     (b)$11.799     (b)$15.997     (b)$21.149     (b)$23.540    (b)$31.103    (b)$26.174
  Ending Number of AUs.......  (a)5,036,997   (a)5,553,559   (a)5,407,606   (a)5,172,490   (a)4,160,181  (a)3,520,907  (a)2,320,753
                               (b)46,928      (b)82,996      (b)85,154      (b)90,514      (b)85,372     (b)79,423     (b)53,323
-----------------------------------------------------------------------------------------------------------------------------------
SMALL & MID CAP VALUE* - SAST Class 3 Shares
(Inception Date - 8/11/03)
  Beginning AUV..............  N/A            N/A            (a)$11.330     (a)$13.588     (a)$15.770    (a)$16.432    (a)$18.363
                                                             (b)$11.288     (b)$13.525     (b)$15.657    (b)$16.273    (b)$18.140
  Ending AUV.................  N/A            N/A            (a)$13.588     (a)$15.770     (a)$16.432    (a)$18.363    (a)$18.366
                                                             (b)$13.525     (b)$15.657     (b)$16.273    (b)$18.140    (b)$18.098
  Ending Number of AUs.......  N/A            N/A            (a)192,827     (a)1,340,971   (a)1,610,928  (a)1,564,940  (a)1,549,901
                                                             (b)2,048       (b)48,142      (b)55,063     (b)64,988     (b)55,513
-----------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - SAST Class 1 Shares
(Inception Date - 7/5/00)
  Beginning AUV..............  (a)$6.692      (a)$3.452      (a)$1.722      (a)$2.557      (a)$2.455     (a)$2.413     (a)$2.403
                               (b)$6.692      (b)$3.444      (b)$1.714      (b)$2.538      (b)$2.431     (b)$2.383     (b)$2.368
  Ending AUV.................  (a)$3.452      (a)$1.722      (a)$2.557      (a)$2.455      (a)$2.413     (a)$2.403     (a)$2.886
                               (b)$3.444      (b)$1.714      (b)$2.538      (b)$2.431      (b)$2.383     (b)$2.368     (b)$2.836
  Ending Number of AUs.......  (a)8,649,828   (a)7,906,530   (a)12,912,979  (a)8,157,315   (a)6,964,639  (a)5,247,705  (a)5,972,375
                               (b)547,923     (b)508,690     (b)542,405     (b)443,513     (b)329,192    (b)255,524    (b)279,894
-----------------------------------------------------------------------------------------------------------------------------------
TELECOM UTILITY - SAST Class 1 Shares
(Inception Date - 6/6/97)
  Beginning AUV..............  (a)$13.538     (a)$11.504     (a)$8.638      (a)$10.104     (a)$11.621    (a)$12.192    (a)$15.191
                               (b)$13.538     (b)$11.480     (b)$8.597      (b)$10.031     (b)$11.508    (b)$12.044    (b)$14.969
  Ending AUV.................  (a)$11.504     (a)$8.638      (a)$10.104     (a)$11.621     (a)$12.192    (a)$15.191    (a)$18.091
                               (b)$11.480     (b)$8.597      (b)$10.031     (b)$11.508     (b)$12.044    (b)$14.969    (b)$17.782
  Ending Number of AUs.......  (a)4,657,143   (a)3,982,390   (a)3,082,570   (a)2,797,532   (a)2,189,268  (a)2,091,217  (a)1,658,591
                               (b)55,333      (b)59,762      (b)55,462      (b)54,993      (b)51,642     (b)47,836     (b)43,307
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN BOND - SAST Class 1 Shares
(Inception Date - 6/5/97)
  Beginning AUV..............  (a)$15.005     (a)$14.299     (a)$14.029     (a)$17.402     (a)$18.754    (a)$19.822    (a)$21.404
                               (b)$15.005     (b)$14.278     (b)$13.987     (b)$17.306     (b)$18.604    (b)$19.614    (b)$21.128
  Ending AUV.................  (a)$14.299     (a)$14.029     (a)$17.402     (a)$18.754     (a)$19.822    (a)$21.404    (a)$22.251
                               (b)$14.278     (b)$13.987     (b)$17.306     (b)$18.604     (b)$19.614    (b)$21.128    (b)$21.909
  Ending Number of AUs.......  (a)2,783,883   (a)2,384,608   (a)2,417,245   (a)2,145,516   (a)1,832,859  (a)1,510,105  (a)1,208,608
                               (b)32,981      (b)17,768      (b)31,142      (b)27,923      (b)27,736     (b)26,992     (b)25,974
-----------------------------------------------------------------------------------------------------------------------------------
                                FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                   ENDED         ENDED         ENDED
          PORTFOLIOS             12/31/08      12/31/09      12/31/10
-----------------------------------------------------------------------
-----------------------------------------------------------------------
MID-CAP GROWTH - SAST Class 1 Shares
(Inception Date - 4/5/99)
  Beginning AUV..............  (a)$12.541    (a)$6.996     (a)$9.814
                               (b)$12.323    (b)$6.857     (b)$9.594
  Ending AUV.................  (a)$6.996     (a)$9.814     (a)$12.126
                               (b)$6.857     (b)$9.594     (b)$11.825
  Ending Number of AUs.......  (a)3,979,326  (a)3,369,696  (a)2,745,127
                               (b)270,281    (b)232,540    (b)243,843
-----------------------------------------------------------------------
NATURAL RESOURCES - AST Class 1 Shares
(Inception Date - 6/4/97)
  Beginning AUV..............  (a)$67.013    (a)$33.134    (a)$51.584
                               (b)$65.852    (b)$32.479    (b)$50.438
  Ending AUV.................  (a)$33.134    (a)$51.584    (a)$59.037
                               (b)$32.479    (b)$50.438    (b)$57.580
  Ending Number of AUs.......  (a)1,451,926  (a)1,237,929  (a)994,268
                               (b)45,528     (b)42,997     (b)34,461
-----------------------------------------------------------------------
REAL ESTATE - SAST Class 1 Shares
(Inception Date - 6/4/97)
  Beginning AUV..............  (a)$26.640    (a)$14.721    (a)$18.818
                               (b)$26.174    (b)$14.427    (b)$18.397
  Ending AUV.................  (a)$14.721    (a)$18.818    (a)$22.221
                               (b)$14.427    (b)$18.397    (b)$21.670
  Ending Number of AUs.......  (a)1,697,283  (a)1,311,337  (a)1,144,274
                               (b)43,728     (b)33,564     (b)29,331
-----------------------------------------------------------------------
SMALL & MID CAP VALUE* - SAST Class 3 Shares
(Inception Date - 8/11/03)
  Beginning AUV..............  (a)$18.366    (a)$11.728    (a)$16.419
                               (b)$18.098    (b)$11.528    (b)$16.099
  Ending AUV.................  (a)$11.728    (a)$16.419    (a)$20.299
                               (b)$11.528    (b)$16.099    (b)$19.853
  Ending Number of AUs.......  (a)1,145,139  (a)906,916    (a)1,012,851
                               (b)44,307     (b)31,739     (b)30,313
-----------------------------------------------------------------------
TECHNOLOGY - SAST Class 1 Shares
(Inception Date - 7/5/00)
  Beginning AUV..............  (a)$2.886     (a)$1.389     (a)$2.058
                               (b)$2.836     (b)$1.362     (b)$2.012
  Ending AUV.................  (a)$1.389     (a)$2.058     (a)$2.437
                               (b)$1.362     (b)$2.012     (b)$2.377
  Ending Number of AUs.......  (a)3,627,861  (a)4,763,506  (a)3,676,676
                               (b)180,117    (b)195,746    (b)168,495
-----------------------------------------------------------------------
TELECOM UTILITY - SAST Class 1 Shares
(Inception Date - 6/6/97)
  Beginning AUV..............  (a)$18.091    (a)$11.146    (a)$14.499
                               (b)$17.782    (b)$10.928    (b)$14.180
  Ending AUV.................  (a)$11.146    (a)$14.499    (a)$16.219
                               (b)$10.928    (b)$14.180    (b)$15.823
  Ending Number of AUs.......  (a)1,199,535  (a)942,786    (a)785,095
                               (b)33,022     (b)25,653     (b)19,923
-----------------------------------------------------------------------
TOTAL RETURN BOND - SAST Class 1 Shares
(Inception Date - 6/5/97)
  Beginning AUV..............  (a)$22.251    (a)$23.027    (a)$25.309
                               (b)$21.909    (b)$22.616    (b)$24.794
  Ending AUV.................  (a)$23.027    (a)$25.309    (a)$26.507
                               (b)$22.616    (b)$24.794    (b)$25.904
  Ending Number of AUs.......  (a)1,240,581  (a)1,682,150  (a)1,740,549
                               (b)17,887     (b)35,334     (b)36,659
-----------------------------------------------------------------------




                 AU - Accumulation Unit
                 AUV - Accumulation Unit Value
                 (a) Reflecting minimum Separate Account expenses.
                 (b) Reflecting maximum Separate Account expenses with election of the optional EstatePlus feature.
                   * Class 3 shares of SunAmerica Series Trust, which are
                     subject to a 0.25% 12b-1 fee.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX B - MARKET VALUE ADJUSTMENT ("MVA")
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Depending on the issue date of your contract, your contract may offer multi-year Fixed Accounts. If you take money out of any available multi-year Fixed Accounts before the guarantee period ends, we may make an adjustment to your contract. We refer to this as a Market Value Adjustment ("MVA"). The MVA does not apply to any available one-year Fixed Accounts. The MVA reflects any difference in the interest rate environment between the time you placed your money in the multi-year Fixed Accounts and the time when you withdraw or transfer that money. Generally, this adjustment can increase or decrease your contract value or the amount of your withdrawal. If interest rates drop between the time you put your money into a multi-year Fixed Account and the time you take it out, we credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, we could post a negative adjustment to your contract. You have 30 days after the end of each guarantee period to reallocate your funds without application of any MVA.

Regardless of the outcome of the MVA calculation, application of the MVA to any partial or full withdrawal or transfer from the multi-year Fixed Accounts after May 2, 2005, will not result in a negative adjustment to your contract value or the withdrawal amount. Thus, the MVA will not result in a loss of principal or previously credited interest for transactions after May 2, 2005. You will continue to receive any positive adjustment resulting from application of the MVA.

The information below applies only if you take money out of multi-year Fixed Accounts before the end of the Guarantee Period.

We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the Fixed Accounts. For the current rate we use a rate being offered by us for a guarantee period that is equal to the time remaining in the Fixed Accounts from which you seek withdrawal (rounded up to a full number of years). If we are not currently offering a guarantee period for that period of time, we determine an applicable rate by using a formula to arrive at a number based on the interest rates currently offered for the two closest periods available.

Where the MVA is positive, we add the adjustment to your withdrawal amount. If a withdrawal charge applies, it is deducted before the MVA calculation. The MVA is assessed on the amount withdrawn less any withdrawal charges.

The MVA is computed by multiplying the amount withdrawn, transferred or taken under an income option by the following factor:

                             [(1+I/(1+J+L)]N/12 - 1

     where:

          I is the interest rate you are earning on the money invested in the Fixed Account;

          J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the Fixed Account;

          N is the number of full months remaining in the term you initially agreed to leave your money in the Fixed Account; and

          L is 0.005 (Some states require a different value. Please see your contract.)

We do not assess an MVA against withdrawals from an Fixed Account under the following circumstances:

     - If a withdrawal or transfer made after May 2, 2005 results in a negative MVA calculation;

     - If a withdrawal or transfer is made within 30 days after the end of a guarantee period;

     -   If a withdrawal or transfer is made to pay contract fees and charges;

     -   To pay a death benefit; and

     -   Upon beginning an income option, if occurring on the Latest Annuity
         Date.

EXAMPLES OF THE MVA

The purpose of the examples below is to show how the MVA adjustments are calculated and may not reflect the Guarantee Periods available or withdrawal charges applicable under your contract.

The examples below assume the following:

     (1) You made an initial Purchase Payment of $10,000 and allocated it to a Fixed Account at a rate of 5%;

     (2) You make a partial withdrawal of $4,000 at a time when 18 months remain in the term you initially agreed to leave your money in the Fixed Account (N = 18);

     (3) You have not made any other transfers, additional Purchase Payments, or withdrawals; and

     (4) Your contract was issued in a state where L = 0.005.

POSITIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year Fixed Account is 3.5% and the 3-year Fixed Account is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (18 months rounded up to the next full year) in the contract is calculated to be 4%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn falls within the free withdrawal amount.

The MVA factor is = [(1+I/(1+J+0.005)]N/12 - 1
                  = [(1.05)/(1.04+0.005)]18/12 - 1
                  = (1.004785)(1.5) - 1
                  = 1.007186 - 1
                  = + 0.007186

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                         $4,000 x (+0.007186) = +$28.74

$28.74 represents the positive MVA that would be added to the withdrawal.

POSITIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year Fixed Account is 3.5% and the 3-year Fixed Account is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (18 months rounded up to the next full year) in the contract is calculated to be 4%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.

The MVA factor is = [(1+I)/(1+J+0.005)]N/12 - 1
                  = [(1.05)/(1.04+0.005)]18/12 - 1
                  = (1.004785)(1.5) - 1
                  = 1.007186 - 1
                  = + 0.007186

The requested withdrawal amount, less the withdrawal charge ($4,000 - 6% = $3,760) is multiplied by the MVA factor to determine the MVA:
                         $3,760 x (+0.007186) = +$27.02

$27.02 represents the positive MVA that would be added to the withdrawal.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX C - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Capitalized terms used in this Appendix have the same meaning as they have in prospectus.

The term "Continuation Net Purchase Payment" is used frequently to describe the death benefit options payable to the beneficiary of the Continuing Spouse. We define Continuation Net Purchase Payment as Net Purchase Payments made as of the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawal, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.

The term "withdrawals" as used in describing the death benefit options below is defined as withdrawals and any fees and charges applicable to those withdrawals.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. FURTHERMORE, THE DEATH BENEFIT CALCULATIONS ASSUME THAT NO PURCHASE PAYMENT ARE RECEIVED ON OR AFTER YOUR 86TH BIRTHDAY.

The following details the death benefit options and EstatePlus benefit upon the Continuing Spouse's death:

The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original owner of the contract and the age of the Continuing Spouse as of the Continuation Date.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFIT OPTIONS PAYABLE FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED ON OR AFTER JUNE 1, 2004:

     1.  PURCHASE PAYMENT ACCUMULATION OPTION

          If the Continuing Spouse is age 74 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b. Continuation Net Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse's 75th birthday or date of death; reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments received after the Continuing Spouse's 75th birthday; or

          c. Contract value on the seventh contract anniversary (from the original contract issue date), reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments received after the seventh contract anniversary date.

          If the Continuing Spouse is age 75-82 on the Continuation Date, then the death benefit will be the greatest of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments received since that anniversary date.

          If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greatest of:

          a.  Contract value; or

          b.  the lesser of:

             (1) Continuation Net Purchase Payments; or

             (2) 125% of the contract value.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit will be equal to the contract value.

     2.  MAXIMUM ANNIVERSARY VALUE OPTION

          If the Continuing Spouse is age 82 or younger on the Continuation Date, then upon the death of the Continuing Spouse, the death benefit will be the greatest of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date after the Continuation Date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments received since that anniversary date.

If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greater of:

          a.  Contract value; or

          b.  the lesser of:

             (1) Continuation Net Purchase Payments; or

             (2) 125% of the contract value.

          If the Continuing Spouse is age 86 or older on the Continuation Date or age 90 or older at the time of death, the death benefit is equal to contract value.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFIT OPTIONS PAYABLE FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED BETWEEN OCTOBER 24, 2001 AND JUNE 1, 2004:

PURCHASE PAYMENT ACCUMULATION OPTION PAYABLE UPON CONTINUING SPOUSE'S DEATH

If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

     1. The contract value; or

     2. Continuation Net Purchase Payments compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments recorded after the date of death; and reduced by any Gross Withdrawals recorded after the date of death in the same proportion that the Gross Withdrawal reduced the contract value on the date of each withdrawal; or

     3. Contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary and reduced for any Gross Withdrawals recorded after the seventh contract anniversary in the same proportion that the Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Purchase Payments; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

     1. Contract value; or

     2. Net Purchase Payments made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the original contract issue date) plus any Purchase Payments recorded after the date of death; and reduced for any Gross Withdrawals recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the withdrawal; or

     3. Contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary; and reduced for any Gross Withdrawals since the seventh contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the contract issue date) plus any Purchase Payments; and reduced for any Gross Withdrawals recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal.

MAXIMUM ANNIVERSARY VALUE OPTION PAYABLE UPON CONTINUING SPOUSE'S DEATH

If the Continuing Spouse is below age 90 at the time of death, and:

If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

     1. Contract value; or

     2. Continuation Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary occurring after the Continuation Date and prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments made since that contract anniversary; and reduced for any Gross Withdrawals recorded since the contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments received since the original issue date; or

     3. Maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any Gross Withdrawals since the contract anniversary in the same proportion that the Gross Withdrawal reduced each contract value on the date of the Gross

        Withdrawal. Contract anniversary is defined as the full 12 month period after the original contract issue date.

If the Continuing Spouse is age 90 or older at the time of death, their beneficiary will receive only the contract value.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFIT OPTIONS PAYABLE FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED PRIOR TO OCTOBER 24, 2001:

PURCHASE PAYMENT ACCUMULATION OPTION PAYABLE UPON CONTINUING SPOUSE'S DEATH

If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

     1. Contract value; or

     2. Contract value on the Continuation Date (including the Continuation Contribution) plus any Purchase Payments minus any withdrawals made since the Continuation Date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments minus withdrawals recorded after the date of death; or

     3. Contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Purchase Payments less withdrawals recorded after the date of death. The Continuation Contribution is considered a Purchase Payment received on the Continuation Date.

If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

     1. Contract value; or

     2. Purchase Payments minus withdrawals made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments minus withdrawals recorded after the date of death; or

     3. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments less withdrawals recorded after the date of death.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION FOLLOWING SPOUSAL CONTINUATION

If the Continuing Spouse is below age 90 at the time of death, and:

If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

     1. Contract value; or

     2. Continuation Net Purchase Payments plus Purchase Payments made since the Continuation Date; and reduced for withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

     3. Maximum anniversary value on any contract anniversary occurring after the Continuation Date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

     1. Contract value; or

     2. Net Purchase Payments received since the original issue date; or

     3. Maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

If the Continuing Spouse is age 90 or older at the time of death, their beneficiary will receive only the contract value.

THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit is only available if the original owner elected EstatePlus and the Continuing Spouse is age 80 or younger on the Continuation Date. EstatePlus is not payable after the Latest Annuity Date.

If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The contract year of death will determine the EstatePlus Percentage and the Maximum EstatePlus benefit. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary Value option.

On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available EstatePlus benefit:

----------------------------------------------------------------------------------------
    CONTRACT YEAR          ESTATEPLUS                         MAXIMUM
      OF DEATH             PERCENTAGE                    ESTATEPLUS BENEFIT
----------------------------------------------------------------------------------------
 Years 0-4              25% of Earnings    40% of Continuation Net Purchase Payments*
----------------------------------------------------------------------------------------
 Years 5-9              40% of Earnings    65% of Continuation Net Purchase Payments*
----------------------------------------------------------------------------------------
 Years 10+              50% of Earnings    75% of Continuation Net Purchase Payments*
----------------------------------------------------------------------------------------




On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, table below shows the available EstatePlus benefit:

----------------------------------------------------------------------------------------
    CONTRACT YEAR          ESTATEPLUS                         MAXIMUM
      OF DEATH             PERCENTAGE                    ESTATEPLUS BENEFIT
----------------------------------------------------------------------------------------
 All Contract Years     25% of Earnings    40% of Continuation Net Purchase Payments*
----------------------------------------------------------------------------------------


* Purchase Payments received after the 5th anniversary of the Continuation Date must remain in the contract for at least 6 full months to be included as part of the Continuation Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death. The Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus benefit as indicated in the tables above.

What is the EstatePlus benefit?

We determine the EstatePlus benefit using the EstatePlus Percentage, as indicated in the tables above, which is a specified percentage of the earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings equals (1) minus (2) where

     (1) equals the contract value on the Continuing Spouse's date of death;

     (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum EstatePlus amount?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus benefit is equal to a specified percentage of the Continuation Net Purchase Payments, as indicated in the tables above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------
   PROSPECTUS PROVISION            AVAILABILITY OR VARIATION              STATES
------------------------------------------------------------------------------------
 Administration Charge      Contract Maintenance Fee is $30.          New Mexico
                                                                      North Dakota
------------------------------------------------------------------------------------
 Free Look                  If you reside in Arizona and are age 65   Arizona
                            or older on your Contract Date, the
                            Free Look period is 30 days
------------------------------------------------------------------------------------
 Free Look                  If you reside in California and are age   California
                            60 or older on your Contract Date, the
                            Free Look period is 30 days.
------------------------------------------------------------------------------------
 Market Value Adjustment    L equal to 0.0025                         Florida
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 0.50%    California
                            for Qualified contracts and 2.35% for
                            Non-Qualified contracts based on
                            contract value when you begin the
                            Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 0% for   Maine
                            Qualified contracts and 2.0% for Non-
                            Qualified contracts based on total
                            Purchase Payments when you begin the
                            Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 0% for   Nevada
                            Qualified contracts and 3.5% for Non-
                            Qualified contracts based on contract
                            value when you begin the Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                For the first $500,000 in the contract,   South Dakota
                            we deduct premium tax charges of 0% for
                            Qualified contracts and 1.25% for Non-
                            Qualified contracts based on total
                            Purchase Payments when you begin the
                            Income Phase. For any amount in excess
                            of $500,000 in the contract, we deduct
                            front-end premium tax charges of 0% for
                            Qualified contracts and 0.80% for Non-
                            Qualified contracts based on total
                            Purchase Payments when you begin the
                            Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 1.0%     West Virginia
                            for Qualified contracts and 1.0% for
                            Non-Qualified contracts based on
                            contract value when you begin the
                            Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 0% for   Wyoming
                            Qualified contracts and 1.0% for Non-
                            Qualified contracts based on total
                            Purchase Payments when you begin the
                            Income Phase.
------------------------------------------------------------------------------------
 Systematic Withdrawal      Minimum withdrawal amount is $250 per     Oregon
                            withdrawal or the penalty free
                            withdrawal amount.
------------------------------------------------------------------------------------
 Transfer Privilege         Any transfer over the limit of 15 will    Pennsylvania
                            incur a $10 transfer fee.                 Texas
------------------------------------------------------------------------------------

  Please forward a copy (without charge) of the Polaris(II) Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)


       ----------------------------------------------------------
       Name

       ----------------------------------------------------------
       Address

       ----------------------------------------------------------
       City/State/Zip


Contract Issue Date: -------------------------------------------------------


Date: ------------------------------    Signed: ----------------------------



  Return to: SunAmerica Annuity and Life Assurance Company, Annuity Service Center, P.O. Box 54299,
  Los Angeles, California 90054-0299

                      STATEMENT OF ADDITIONAL INFORMATION
                      -----------------------------------


              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

                                   ISSUED BY

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                               IN CONNECTION WITH

                           VARIABLE SEPARATE ACCOUNT

                          POLARIS II VARIABLE ANNUITY





This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated May 2, 2011, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling 1-800-445-7862 or writing us at:




                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299




                                  May 2, 2011

                                TABLE OF CONTENTS


                                                                   PAGE
                                                                   ----
Separate Account and the Company................................     3

General Account.................................................     4

Performance Data................................................     5

Annuity Income Payments.........................................     8

Annuity Unit Values.............................................     9

Taxes...........................................................    12

Broker-Dealer Firms Receiving Revenue Sharing Payments..........    22

Distribution of Contracts.......................................    23

Financial Statements............................................    23

   Separate Account Financial Statements........................    23

   SunAmerica Annuity and Life Assurance Company
      Financial Statements......................................    23

   American Home Statutory Basis Financial Statements...........    23

   American International Group, Inc. Financial Statements......    24

                        SEPARATE ACCOUNT AND THE COMPANY
                        --------------------------------

     Variable Separate Account ("Separate Account") was originally established by Anchor National Life Insurance Company ("Anchor National") on June 25, 1981, pursuant to the provisions of California law, as a segregated asset account of the Company. Anchor National was incorporated in the State of California on April 12, 1965, Anchor National redomesticated to the State of Arizona on January 1, 1996. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company ("SunAmerica Life"). Effective July 20, 2009, SunAmerica Life changed its name to SunAmerica Annuity and Life Assurance Company ("Company"). These were name changes only and did not affect the substance of any contract.

     The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("American International Group"), a Delaware corporation. The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuity contracts directed to the market for tax-deferred, long-term savings products. The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.


     The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

     The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the underlying funds. Values allocated to the Separate Account and the amount of variable Income Payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

     The basic objective of a variable annuity contract is to provide variable Income Payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable Income Payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable Income Payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

     Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable Income Payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable Income Payments).

                        AMERICAN HOME ASSURANCE COMPANY
                        -------------------------------

All references in this SAI to American Home Assurance Company ("American Home") apply to contracts issued prior to December 29, 2006 at 4:00 p.m. Eastern Time. American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group, Inc. ("American International Group").

                                 GENERAL ACCOUNT
                                 ---------------

     The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to any available fixed account options or an available DCA account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

     The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                                PERFORMANCE DATA
                                ----------------

From time to time, we periodically advertise performance data relating to Variable Portfolios and Underlying Funds. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (or decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account charges (including certain death benefit rider charges) and the Underlying Fund expenses. It does not reflect the deduction of any applicable contract maintenance fee, withdrawal (or sales) charges, if applicable, or optional feature charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will include total return figures which reflect the deduction of the Separate Account charges (including certain death benefit charges), contract maintenance fee, withdrawal (or sales) charges and the Underlying Fund expenses.

We may advertise the optional living benefits and death benefits using illustrations showing how the benefit works with historical performance of specific Underlying Funds or with a hypothetical rate of return (which will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the Underlying Fund expenses.

The Separate Account may advertise "total return" data for the Variable Portfolios. Total return figures are based on historical data and are not intended to indicate future performance. "Total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period).

For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding Underlying Funds, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Underlying Fund. Further, returns shown are for the original class of shares of certain Underlying Funds, adjusted to reflect the fees and charges for the newer class of shares until performance for the newer class becomes available. Returns of the newer class of shares will be lower than those of the original class since the newer class of shares is subject to (higher) service fees. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on the Underlying Funds' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account's Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Underlying Funds, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (reflecting certain contractual fees and charges).

     Performance data for the various Variable Portfolios are computed in the manner described below.

CASH MANAGEMENT PORTFOLIO

     Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

     For contracts without the Polaris Rewards Program:
     --------------------------------------------------

          Base Period Return = (EV-SV-CMF)/(SV)

     For contracts with the Polaris Rewards Program:
     -------------------------------------------------

          Base Period Return = (EV-SV-CMF+E)/(SV)

          where:

          SV     =   value of one Accumulation Unit at the start of a 7 day
                     period

          EV     =   value of one Accumulation Unit at the end of the 7 day
                     period

          CMF    =   an allocated portion of the $35 annual contract maintenance fee, prorated for 7 days

          E      =   Premium Enhancement Rate, prorated for 7 days

     The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the charge is proportional to the percentage of the number of contract owners' accounts that have money allocated to that Variable Portfolio. The portion of the charge allocable to the Cash Management Portfolio is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, the result is multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.

     The current yield is then obtained by annualizing the Base Period Return:

     Current Yield = (Base Period Return) x (365/7)

     The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

                                                365/7
     Effective Yield = [(Base Period Return + 1)      - 1]

     The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

     Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time. In periods of very low short-term interest rates, the Portfolios yield may become negative, which may result in a decline in the value of your investment.

OTHER VARIABLE PORTFOLIOS

     The Variable Portfolios of the Separate Account other than the Cash Management Portfolio compute their performance data as "total return."

Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

        P (1 + T) TO THE POWER OF n = ERV

where:
        P = a hypothetical initial payment of $1,000

        T = average annual total return

        n = number of years

        ERV = redeemable value of a hypothetical $1,000 payment made at the beginning of the 1,5 or 10 year period as of the end of the period (or fractional portion thereof)

The total return figures reflect the effect of certain non-recurring and recurring charges. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. Total return figures are derived from historical data and are not intended to be a projection of future performance.

POLARIS PORTFOLIO ALLOCATOR MODELS PERFORMANCE

The Separate Account also computes "total return" data for each of the Polaris Portfolio Allocator models. Each model is comprised of a combination of Variable Portfolios available under the contract using various asset classes based on historical asset class performance.

Total return for a Polaris Portfolio Allocator model represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical investment in a contract, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. It is assumed that the initial hypothetical investment is made on the model inception date and rebalanced in accordance with the model on each evaluation date. The model inception date is the date when the model was first offered for investment.

                             ANNUITY INCOME PAYMENTS
                             -----------------------

INITIAL MONTHLY ANNUITY INCOME PAYMENTS

     The initial annuity Income Payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable annuity Income Payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity option selected.

     The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Income Payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable Income Payment. The number of Annuity Units determined for the first variable annuity Income Payment remains constant for the second and subsequent monthly variable annuity Income Payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY ANNUITY INCOME PAYMENTS

     For fixed annuity Income Payments, the amount of the second and each subsequent monthly annuity Income Payment is the same as that determined above for the first monthly annuity Income payment.

     For variable annuity Income Payments, the amount of the second and each subsequent monthly annuity Income Payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly annuity payment, above, by the Annuity Unit value as of the day preceding the date on which each annuity Income Payment is due.

                              ANNUITY UNIT VALUES
                               -------------------

     The value of an Annuity Unit is determined independently for each Variable Portfolio.

     The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable Income Payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable Income Payments will decrease over time. If the net investment rate equals 3.5%, the variable Income Payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for Income Payments to increase (or not to decrease).

     The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each Income Payment will vary accordingly.

     For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

     The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

     The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

     (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

     (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

     The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

     ILLUSTRATIVE EXAMPLE
     --------------------

     Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                    NIF = ($11.46/$11.44)

                        = 1.00174825

     The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the Income Payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable Income Payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of
3.5 percent per annum is:

                            (1/12)
                  1/[(1.035)      ] = 0.99713732

     In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                 $10.103523 x 1.00174825 x 0.99713732 = $10.092213

     To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

     The NIF measures the performance of the funds that are basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is less that one and payments are decreased.

VARIABLE INCOME PAYMENTS

     ILLUSTRATIVE EXAMPLE
     --------------------

     Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity

Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second variable Income Payment date is $13.327695.

     P's first variable Income Payment is determined from the annuity factor tables in P's contract, using the information assumed above. From these tables, which supply monthly variable annuity factors for each $1,000 of applied contract value, P's first variable Income Payment is determined by multiplying the factor of $4.92 (Option 4 tables, male Annuitant age 60 at the Annuity
Date) by the result of dividing P's account value by $1,000:

              First Payment = $4.92 x ($116,412.31/$1,000) = $572.75

     The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable Income Payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

              Annuity Units = $572.75/$13.256932 = 43.203812

     P's second variable Income Payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

              Second Payment = 43.203812 x $13.327695 = $575.81

     The third and subsequent variable Income Payments are computed in a manner similar to the second variable Income Payment.

     Note that the amount of the first variable Income Payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable Income Payments.

                                     TAXES

GENERAL

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. A natural owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under one of a number of types of employer-sponsored retirement plans, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the

Contracts should seek competent financial advice about the tax consequences of any distributions.

On March 30, 2010 the Health Care and Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which goes into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person. This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA contributions, designated Roth contributions to a 403(b), 401(k), or governmental 457(b) plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from designated Roth accounts in a 403(b), 401(k) or governmental 457(b) plan, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Qualified Distributions from Roth IRAs, designated Roth accounts in 403(b), 401(k), and governmental 457(b) plans which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

     -    after attainment of age 59 1/2;

     -    when paid to your beneficiary after you die;

     -    after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     -    dividends paid with respect to stock of a corporation described in IRC
          Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;

     -    distributions from IRAs for higher education expenses;

     -    distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply; and

     - The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty after September 11, 2001 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract, subject in certain instances to the payee's right to elect out of withholding or to elect a different rate of withholding. For "eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct "trustee-to- trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Beginning in 2008, subject to federal income limitations, funds in a Qualified contract may be rolled directly over to a Roth IRA. Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

The Small Business Jobs Act of 2010 subsequently added the ability for "in-Plan" rollovers of eligible rollover distribution from pre-tax accounts to a designated Roth account in certain employer-sponsored plans which otherwise include or permit designated Roth accounts.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person such as a corporation or certain other entities. Such Contracts generally will not be accorded tax-deferred status. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan (other than a plan funded with IRAs) or pursuant to a domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (for many plans, a Qualified Domestic Relations Order, or QDRO), or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn.

The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals generally can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner generally can only withdraw Purchase Payments. There are certain exceptions to these restrictions which are generally based upon the type of investment arrangement, the type of contributions, and the date the contributions were made. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan. On July 26, 2007, the Department of the Treasury published final 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers AND exchanges (both referred to below as "transfers") of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that did not comply with these new rules could have become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a contract or custodial account in a different plan), and the provider and employer failed to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer that is subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

You may wish to discuss the new regulations and/or the general information above with your tax advisor.

PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. The IRS made this earlier guidance permanent in Revenue Procedure 2008-24, superseding Notice 2003-51, although it shortened the presumption period from 24 months to 12 months. Revenue Procedure 2008-24 provides that a transfer will be treated as a tax-free exchange under Code section 1035 if either (a) no amounts are withdrawn from, or received in surrender of, either of the contracts involved in the exchange during the 12 months beginning on the date on which amounts are treated as received as premiums or other consideration paid for the contract received in exchange (the date of transfer); or (b) the taxpayer demonstrates that one of the conditions described in Code section 72(q) or any similar life event (such as divorce or loss of employment) occurred between the date of the transfer and the date of the withdrawal or surrender. We reserve the right to treat partial transfers as tax-reportable distributions, rather than as partial 1035 exchanges, in recognition of certain questions which remain notwithstanding recent IRS guidance on the subject. Such treatment for tax reporting purposes, however, should not prevent a taxpayer from taking a different position on their return, in accordance with the advice of their tax counsel or other tax consultant, if they believe the requirements of IRC Section 1035 have been satisfied. Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan. Following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan. Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and not-for-profit organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract if certain conditions are met. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2011 is the lesser of 100% of includible compensation or $16,500. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $5,500 in 2011 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2011 may not exceed the lesser of $49,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2011 is the lesser of $5,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2011. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner or the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income, The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590 for more details. The effect of income on the deduction, is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI in 2011 of less than $90,000, your contribution may be fully deductible; if your income is between $90,000 and $110,000, your contribution may be partially deductible and if your income is $110,000 or more, your contribution may not be deductible. If you are single and your income in 2011 is less than $56,000, your contribution may be fully deductible; if your income is between $56,000 and $66,000, your contribution may be partially deductible and if your income is $66,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible. If you and your spouse file jointly, and you are not covered by a plan but your spouse is: if your modified AGI in 2011 is between $169,000 and $179,000, your contribution may be partially deductible.

(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2011 is the lesser of $5,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2011. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income in 2011 is less than:
$169,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $107,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. All persons may be eligible to convert a distribution from an employer-sponsored plan or from a traditional IRA into a Roth IRA. Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan if certain conditions are met. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001 AND PENSION PROTECTION ACT OF 2006

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expanded the range of eligible tax-free rollover distributions that may be made among qualified plans and increased contribution limits applicable to these plans. The changes made to the IRC by EGTRRA were scheduled to expire on December 31, 2010. The Pension Protection Act of 2006 made permanent those provisions of EGTRRA relating to IRAs and employer sponsored plans.

                               BROKER-DEALER FIRMS
                       RECEIVING REVENUE SHARING PAYMENTS


The following list includes the names of member firms of the FINRA (or their affiliated broker-dealers) that we believe received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2010, from SunAmerica Annuity and Life Assurance Company and First SunAmerica Life Insurance Company, both affiliated companies. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.

Citigroup Global Markets Inc.
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Financial Network Investment Corporation
FSC Securities Corp.
ING Financial Partners, Inc.
J.J.B. Hilliard, W.L. Lyons, Inc.
James Borello & Co
Lincoln Financial Advisor
Lincoln Financial Securities
LPL Financial Corporation
Morgan Keegan & Company, Inc.
Morgan Stanley & Co., Incorporated
Multi Financial Securities Corp.
NEXT Financial Group, Inc.
Primevest Financial Services, Inc.
Raymond James & Associates
Raymond James Financial
RBC Capital Markets Corporation
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
Sammons Securities Co. LLC
Securities America, Inc.
UBS Financial Services Inc.
Wells Fargo Advisor, LLC
Wescom Financial Services


We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.


                  MARKETING EXPENSE PAYMENTS TO AMERICAN FUNDS

Pursuant to an agreement between the Company, Capital Research and Management Company and American Funds Distributors, Inc. ("AFD"), the Company will pay to AFD a marketing expense allowance for AFD's marketing assistance equal to 0.16% of Purchase Payments invested in Underlying Funds of American Funds Insurance Series. This expense is not paid directly by contract Owners.

                            DISTRIBUTION OF CONTRACTS
                            -------------------------

     The contracts are offered on a continuous basis through SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The Company and SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of American International Group. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS
                              --------------------


SEPARATE ACCOUNT FINANCIAL STATEMENTS

The following financial statements of Variable Separate Account are included in this Statement of Additional Information:

        -  Report of Independent Registered Public Accounting Firm
        -  Statement of Assets and Liabilities as of December 31, 2010
        -  Schedule of Portfolio Investments as of December 31, 2010
        - Statement of Operations for the year ended December 31, 2010, except as indicated
        - Statement of Changes in Net Assets for the years ended December 31, 2010 and 2009, except as indicated
        -  Notes to Financial Statements

SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY FINANCIAL STATEMENTS

The following consolidated financial statements of SunAmerica Annuity and Life Assurance Company are included in this Statement of Additional Information:

        -  Report of Independent Registered Public Accounting Firm
        -  Consolidated Balance Sheets as of December 31, 2010 and 2009
           (restated)
        -  Consolidated Statements of Income (Loss) and Comprehensive Income
           (Loss) for the years ended December 31, 2010, 2009 (restated) and 2008 (restated)
        - Consolidated Statements of Shareholder's Equity for the years ended December 31, 2010, 2009 (restated) and 2008 (restated)
        - Consolidated Statements of Cash Flows for the years ended December 31, 2010, 2009 (restated) and 2008 (restated)
        -  Notes to Consolidated Financial Statements

The consolidated financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts.

AMERICAN HOME STATUTORY BASIS FINANCIAL STATEMENTS

The following statutory financial statements of American Home Assurance Company are included in this Statement of Additional Information:

        -  Report of Independent Auditors
        - Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2010 and 2009
        - Statements of Income and Changes in Capital and Surplus for the years ended December 31, 2010, 2009 and 2008
        - Statements of Cash Flow for the years ended December 31, 2010, 2009 and 2008
        -  Notes to Statutory Basis Financial Statements

You should only consider the statutory financial statements of American Home that we include in this Statement of Additional Information as bearing on the ability of American Home, as guarantor, to meet its obligations under the guarantee of insurance obligations under contracts issued prior to December 29, 2006 at 4 p.m. Eastern Time ("Point of Termination"). Contracts with an issue date after the Point of Termination are not covered by the American Home guarantee.


PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent registered public accounting firm for the Separate Account and the Company. PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017, serves as the independent auditor for American Home Assurance Company. The audited financial statements referred to above are included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.



AMERICAN INTERNATIONAL GROUP, INC. FINANCIAL INFORMATION

On March 30, 2011, American International Group, Inc. and the Company entered into an Unconditional Capital Maintenance Agreement ("CMA"). The CMA replaces the Support Agreement which was terminated by American International Group, Inc. in accordance with its terms on April 24, 2011.

The consolidated financial statements, the financial statement schedules and management's assessment of the effectiveness of internal control over financial reporting incorporated into this Statement of Additional Information by reference to American International Group's Annual Report on Form 10-K for the year ended December 31, 2010, have been so incorporated in reliance upon the report (which contains explanatory paragraphs, referencing (i) the completion of a series of transactions to recapitalize AIG with the Department of the Treasury, the Federal Reserve Bank of New York and the AIG Credit Facility Trust on January 14, 2011 and (ii) the exclusion of Fuji Fire & Marine Insurance Company from the audit of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

American International Group, Inc. does not underwrite any insurance policy referenced herein.

                            VARIABLE SEPARATE ACCOUNT

                                       OF

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS

                           DECEMBER 31, 2010 AND 2009

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS
                           DECEMBER 31, 2010 AND 2009

                                    CONTENTS

Report of Independent Registered Public Accounting Firm ........................................   1
Statement of Assets and Liabilities, December 31, 2010 .........................................   2
Schedule of Portfolio Investments, December 31, 2010 ...........................................  32
Statement of Operations, for the year ended December 31, 2010, except as indicated .............  34
Statement of Changes in Net Assets, for the year ended December 31, 2010, except as indicated ..  52
Statement of Changes in Net Assets, for the year ended December 31, 2009 .......................  70
Notes to Financial Statements ..................................................................  88

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of SunAmerica Annuity and Life Assurance Company and the Contractholders of its separate account, Variable Separate Account:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Separate Account (the "Separate Account"), a separate account of SunAmerica Annuity and Life Assurance Company, at December 31, 2010, and the results of their operations for the periods indicated and the changes in each of their net assets for the periods indicated in each of the two years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodians and transfer agents, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Los Angeles, California
April 27, 2011

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010

                                                        Capital     Government and
                                  Asset Allocation   Appreciation    Quality Bond                       Natural Resources
                                      Portfolio        Portfolio       Portfolio     Growth Portfolio      Portfolio
                                      (Class 1)        (Class 1)       (Class 1)         (Class 1)          (Class 1)
                                  ----------------   ------------   --------------   ----------------   -----------------
Assets:
  Investments in Trusts, at net
    asset value                     $148,047,003     $339,813,674    $153,478,309      $110,972,743        $ 91,874,923

Liabilities:                                  --               --              --                --                  --
                                    ------------     ------------    ------------      ------------        ------------

Net assets:                         $148,047,003     $339,813,674    $153,478,309      $110,972,743        $ 91,874,923
                                    ============     ============    ============      ============        ============

  Accumulation units                $146,525,624     $338,522,363    $152,557,610      $110,401,313        $ 91,612,192

  Contracts in payout
    (annuitization) period             1,521,379        1,291,311         920,699           571,430             262,731
                                    ------------     ------------    ------------      ------------        ------------

       Total net assets             $148,047,003     $339,813,674    $153,478,309      $110,972,743        $ 91,874,923
                                    ============     ============    ============      ============        ============

Accumulation units outstanding         5,350,434        6,597,464       7,751,361         3,315,995           1,557,073
                                    ============     ============    ============      ============        ============

                                                         Capital    Government and
                                  Asset Allocation    Appreciation   Quality Bond                       Natural Resources
                                      Portfolio         Portfolio      Portfolio    Growth Portfolio        Portfolio
                                      (Class 2)         (Class 2)      (Class 2)        (Class 2)           (Class 2)
                                  ----------------    ------------   ------------   ----------------    -----------------
Assets:
  Investments in Trusts, at net
    asset value                      $12,068,846      $67,059,315     $70,840,016       $35,104,300         $20,577,924

Liabilities:                                  --               --              --                --                  --
                                     -----------      -----------     -----------       -----------         -----------

Net assets:                          $12,068,846      $67,059,315     $70,840,016       $35,104,300         $20,577,924
                                     ===========      ===========     ===========       ===========         ===========

  Accumulation units                 $12,028,750      $66,938,225     $70,781,041       $35,082,203         $20,577,924

  Contracts in payout
    (annuitization) period                40,096          121,090          58,975            22,097                  --
                                     -----------      -----------     -----------       -----------         -----------

       Total net assets              $12,068,846      $67,059,315     $70,840,016       $35,104,300         $20,577,924
                                     ===========      ===========     ===========       ===========         ===========

Accumulation units outstanding           445,415        1,297,490       3,615,043         1,065,457             354,974
                                     ===========      ===========     ===========       ===========         ===========

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                                        Capital      Government and
                                  Asset Allocation   Appreciation     Quality Bond                       Natural Resources
                                     Portfolio         Portfolio        Portfolio     Growth Portfolio       Portfolio
                                     (Class 3)         (Class 3)        (Class 3)         (Class 3)          (Class 3)
                                  ----------------   ------------    --------------   ----------------   -----------------
Assets:
  Investments in Trusts, at net
    asset value                     $ 26,111,044     $399,561,339     $614,635,115      $139,438,193        $157,516,099

Liabilities:                                  --               --               --                --                  --
                                    ------------     ------------     ------------      ------------        ------------

Net assets:                         $ 26,111,044     $399,561,339     $614,635,115      $139,438,193        $157,516,099
                                    ============     ============     ============      ============        ============

  Accumulation units                $ 25,958,565     $399,493,265     $614,476,714      $139,395,777        $157,493,252

  Contracts in payout
    (annuitization) period               152,479           68,074          158,401            42,416              22,847
                                    ------------     ------------     ------------      ------------        ------------

       Total net assets             $ 26,111,044     $399,561,339     $614,635,115      $139,438,193        $157,516,099
                                    ============     ============     ============      ============        ============

Accumulation units outstanding         1,089,320        9,407,507       33,724,258         4,614,824           3,317,100
                                    ============     ============     ============      ============        ============

                                  Aggressive Growth   Alliance Growth                        Blue Chip Growth   Capital Growth
                                      Portfolio          Portfolio      Balanced Portfolio       Portfolio         Portfolio
                                      (Class 1)          (Class 1)          (Class 1)            (Class 1)         (Class 1)
                                  -----------------   ---------------   ------------------   ----------------   --------------
Assets:
  Investments in Trusts, at net
    asset value                     $ 31,520,617       $194,227,558        $ 52,795,983        $  7,453,970      $  6,911,604

Liabilities:                                  --                 --                  --                  --                --
                                    ------------       ------------        ------------        ------------      ------------

Net assets:                         $ 31,520,617       $194,227,558        $ 52,795,983        $  7,453,970      $  6,911,604
                                    ============       ============        ============        ============      ============

  Accumulation units                $ 31,174,785       $193,023,523        $ 52,433,949        $  7,434,318      $  6,895,350

  Contracts in payout
    (annuitization) period               345,832          1,204,035             362,034              19,652            16,254
                                    ------------       ------------        ------------        ------------      ------------

       Total net assets             $ 31,520,617       $194,227,558        $ 52,795,983        $  7,453,970      $  6,911,604
                                    ============       ============        ============        ============      ============

Accumulation units outstanding         2,381,289          5,945,122           3,220,885           1,151,423           921,727
                                    ============       ============        ============        ============      ============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                  Cash Management   Corporate Bond    Davis Venture     "Dogs" of Wall    Emerging Markets
                                     Portfolio        Portfolio      Value Portfolio   Street Portfolio      Portfolio
                                     (Class 1)        (Class 1)         (Class 1)        (Class 1)           (Class 1)
                                  ---------------   --------------   ---------------   ----------------   ----------------
Assets:
  Investments in Trusts, at net
    asset value                    $ 83,078,100      $117,817,851     $516,192,684       $ 20,912,903       $ 70,563,496

Liabilities:                                 --                --               --                 --                 --
                                   ------------      ------------     ------------       ------------       ------------

Net assets:                        $ 83,078,100      $117,817,851     $516,192,684       $ 20,912,903       $ 70,563,496
                                   ============      ============     ============       ============       ============

  Accumulation units               $ 82,530,842      $116,804,406     $512,561,385       $ 20,717,592       $ 70,435,544

  Contracts in payout
    (annuitization) period              547,258         1,013,445        3,631,299            195,311            127,952
                                   ------------      ------------     ------------       ------------       ------------

       Total net assets            $ 83,078,100      $117,817,851     $516,192,684       $ 20,912,903       $ 70,563,496
                                   ============      ============     ============       ============       ============

Accumulation units outstanding        6,259,934         4,937,540       14,479,135          1,685,553          3,029,609
                                   ============      ============     ============       ============       ============

                                      Equity                                                            Growth
                                  Opportunities      Fundamental     Global Bond   Global Equities   Opportunities
                                    Portfolio     Growth Portfolio    Portfolio       Portfolio        Portfolio
                                    (Class 1)        (Class 1)        (Class 1)       (Class 1)        (Class 1)
                                  -------------   ----------------   -----------   ---------------   -------------
Assets:
  Investments in Trusts, at net
    asset value                    $35,569,774      $50,204,357      $55,110,439     $65,682,773      $12,523,208

Liabilities:                                --               --               --              --               --
                                   -----------      -----------      -----------     -----------      -----------

Net assets:                        $35,569,774      $50,204,357      $55,110,439     $65,682,773      $12,523,208
                                   ===========      ===========      ===========     ===========      ===========

  Accumulation units               $35,214,394      $49,875,640      $54,887,817     $65,419,136      $12,479,609

  Contracts in payout
    (annuitization) period             355,380          328,717          222,622         263,637           43,599
                                   -----------      -----------      -----------     -----------      -----------

       Total net assets            $35,569,774      $50,204,357      $55,110,439     $65,682,773      $12,523,208
                                   ===========      ===========      ===========     ===========      ===========

Accumulation units outstanding       1,903,762        2,791,218        2,435,976       3,105,351        2,049,362
                                   ===========      ===========      ===========     ===========      ===========

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                                                      International        International
                                  Growth-Income   High-Yield Bond      Diversified       Growth and Income   Marsico Focused
                                    Portfolio        Portfolio      Equities Portfolio        Portfolio      Growth Portfolio
                                    (Class 1)        (Class 1)          (Class 1)            (Class 1)         (Class 1)
                                  -------------   ---------------   ------------------   -----------------   ----------------
Assets:
  Investments in Trusts, at net
    asset value                   $150,039,360     $ 86,693,034        $ 57,652,237        $ 62,433,700        $ 17,285,173

Liabilities:                                --               --                  --                  --                  --
                                  ------------     ------------        ------------        ------------        ------------

Net assets:                       $150,039,360     $ 86,693,034        $ 57,652,237        $ 62,433,700        $ 17,285,173
                                  ============     ============        ============        ============        ============

  Accumulation units              $148,386,345     $ 86,264,267        $ 57,205,997        $ 62,032,851        $ 17,260,293

  Contracts in payout
    (annuitization) period           1,653,015          428,767             446,240             400,849              24,880
                                  ------------     ------------        ------------        ------------        ------------

       Total net assets           $150,039,360     $ 86,693,034        $ 57,652,237        $ 62,433,700        $ 17,285,173
                                  ============     ============        ============        ============        ============

Accumulation units outstanding       5,628,193        3,907,227           4,302,496           4,460,288           1,461,419
                                  ============     ============        ============        ============        ============

                                        MFS
                                   Massachusetts
                                  Investors Trust   MFS Total Return   Mid-Cap Growth    Real Estate     Technology
                                     Portfolio          Portfolio         Portfolio       Portfolio       Portfolio
                                     (Class 1)          (Class 1)         (Class 1)       (Class 1)       (Class 1)
                                  ---------------   ----------------   --------------   -------------   ------------
Assets:
  Investments in Trusts, at net
    asset value                    $ 60,339,321       $185,839,559      $ 45,703,076    $ 36,225,392    $ 11,995,754

Liabilities:                                 --                 --                --              --              --
                                   ------------       ------------      ------------    ------------    ------------

Net assets:                        $ 60,339,321       $185,839,559      $ 45,703,076    $ 36,225,392    $ 11,995,754
                                   ============       ============      ============    ============    ============

  Accumulation units               $ 60,085,520       $185,053,071      $ 45,472,216    $ 36,024,296    $ 11,945,838

  Contracts in payout
    (annuitization) period              253,801            786,488           230,860         201,096          49,916
                                   ------------       ------------      ------------    ------------    ------------

       Total net assets            $ 60,339,321       $185,839,559      $ 45,703,076    $ 36,225,392    $ 11,995,754
                                   ============       ============      ============    ============    ============

Accumulation units outstanding        2,611,728          6,704,504         3,809,894       1,630,893       4,925,859
                                   ============       ============      ============    ============    ============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                  Telecom Utility   Total Return Bond   Aggressive Growth   Alliance Growth
                                     Portfolio          Portfolio           Portfolio          Portfolio      Balanced Portfolio
                                     (Class 1)          (Class 1)           (Class 2)          (Class 2)           (Class 2)
                                  ---------------   -----------------   -----------------   ---------------   ------------------
Assets:
  Investments in Trusts, at net
    asset value                     $16,957,302        $73,372,533         $ 4,132,241        $28,521,555        $ 9,466,636

Liabilities:                                 --                 --                  --                 --                 --
                                    -----------        -----------         -----------        -----------        -----------

Net assets:                         $16,957,302        $73,372,533         $ 4,132,241        $28,521,555        $ 9,466,636
                                    ===========        ===========         ===========        ===========        ===========

  Accumulation units                $16,733,212        $73,162,786         $ 4,130,868        $28,512,123        $ 9,466,636

    Contracts in payout
      (annuitization) period            224,090            209,747               1,373              9,432                 --
                                    -----------        -----------         -----------        -----------        -----------

         Total net assets           $16,957,302        $73,372,533         $ 4,132,241        $28,521,555        $ 9,466,636
                                    ===========        ===========         ===========        ===========        ===========

Accumulation units outstanding        1,045,963          2,768,785             317,181            884,254            576,837
                                    ===========        ===========         ===========        ===========        ===========

                                  Blue Chip Growth   Capital Growth   Cash Management   Corporate Bond    Davis Venture
                                     Portfolio          Portfolio        Portfolio        Portfolio      Value Portfolio
                                     (Class 2)          (Class 2)        (Class 2)        (Class 2)         (Class 2)
                                  ----------------   --------------   ---------------   --------------   ---------------
Assets:
  Investments in Trusts, at net
    asset value                     $ 4,356,876       $ 2,323,617       $25,838,275      $38,444,400       $84,032,538

Liabilities:                                 --                --                --               --                --
                                    -----------       -----------       -----------      -----------       -----------

Net assets:                         $ 4,356,876       $ 2,323,617       $25,838,275      $38,444,400       $84,032,538
                                    ===========       ===========       ===========      ===========       ===========

  Accumulation units                $ 4,356,876       $ 2,323,617       $25,716,076      $38,389,528       $83,969,789

    Contracts in payout
      (annuitization) period                 --                --           122,199           54,872            62,749
                                    -----------       -----------       -----------      -----------       -----------

         Total net assets           $ 4,356,876       $ 2,323,617       $25,838,275      $38,444,400       $84,032,538
                                    ===========       ===========       ===========      ===========       ===========

Accumulation units outstanding          690,860           315,104         1,975,942        1,638,505         2,380,663
                                    ===========       ===========       ===========      ===========       ===========

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                                                           Equity
                                   "Dogs" of Wall    Emerging Markets   Opportunities   Foreign Value      Fundamental
                                  Street Portfolio       Portfolio        Portfolio       Portfolio     Growth Portfolio
                                     (Class 2)           (Class 2)        (Class 2)       (Class 2)         (Class 2)
                                  ----------------   ----------------   -------------   -------------   ----------------
Assets:
   Investments in Trusts,
    at net asset value            $      6,902,147   $     12,833,079   $   7,002,702   $  34,959,236   $      3,323,350

Liabilities:                                    --                 --              --              --                 --
                                  ----------------   ----------------   -------------   -------------   ----------------

Net assets:                       $      6,902,147   $     12,833,079   $   7,002,702   $  34,959,236   $      3,323,350
                                  ================   ================   =============   =============   ================

   Accumulation units             $      6,902,147   $     12,832,424   $   7,002,502   $  34,950,512   $      3,320,923

   Contracts in payout
    (annuitization) period                      --                655             200           8,724              2,427
                                  ----------------   ----------------   -------------   -------------   ----------------

       Total net assets           $      6,902,147   $     12,833,079   $   7,002,702   $  34,959,236   $      3,323,350
                                  ================   ================   =============   =============   ================

Accumulation units outstanding             565,210            561,922         381,287       2,061,571            187,389
                                  ================   ================   =============   =============   ================

                                                                            Growth
                                    Global Bond       Global Equities    Opportunities   Growth-Income   High-Yield Bond
                                     Portfolio            Portfolio        Portfolio       Portfolio        Portfolio
                                     (Class 2)            (Class 2)        (Class 2)       (Class 2)        (Class 2)
                                  ----------------   -----------------   -------------   -------------   ---------------
Assets:
   Investments in Trusts,
    at net asset value            $     14,697,208   $       7,868,391   $   4,946,927   $  10,388,023   $    19,311,856

Liabilities:                                    --                  --              --              --                --
                                  ----------------   -----------------   -------------   -------------   ---------------

Net assets:                       $     14,697,208   $       7,868,391   $   4,946,927   $  10,388,023   $    19,311,856
                                  ================   =================   =============   =============   ===============

   Accumulation units             $     14,697,208   $       7,822,166   $   4,946,927   $  10,372,677   $    19,251,619

   Contracts in payout
    (annuitization) period                      --              46,225              --          15,346            60,237
                                  ----------------   -----------------   -------------   -------------   ---------------

       Total net assets           $     14,697,208   $       7,868,391   $   4,946,927   $  10,388,023   $    19,311,856
                                  ================   =================   =============   =============   ===============

Accumulation units outstanding             656,557             376,320         822,537         392,603           886,276
                                  ================   =================   =============   =============   ===============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                                                                                    MFS
                                     International       International                         Massachusetts
                                      Diversified      Growth and Income   Marsico Focused    Investors Trust   MFS Total Return
                                  Equities Portfolio       Portfolio       Growth Portfolio      Portfolio         Portfolio
                                      (Class 2)            (Class 2)          (Class 2)          (Class 2)         (Class 2)
                                  ------------------   -----------------   ----------------   ---------------   ----------------
Assets:
   Investments in Trusts,
    at net asset value              $     27,500,147    $     12,185,472   $     19,157,098   $    13,718,315   $     57,854,501

Liabilities:                                      --                  --                 --                --                 --
                                    ----------------    ----------------   ----------------   ---------------   ----------------

Net assets:                         $     27,500,147    $     12,185,472   $     19,157,098   $    13,718,315   $     57,854,501
                                    ================    ================   ================   ===============   ================

   Accumulation units               $     27,489,439    $     12,155,610   $     19,149,334   $    13,718,012   $     57,831,780

   Contracts in payout
    (annuitization) period                    10,708              29,862              7,764               303             22,721
                                    ----------------    ----------------   ----------------   ---------------   ----------------

       Total net assets             $     27,500,147    $     12,185,472   $     19,157,098   $    13,718,315   $     57,854,501
                                    ================    ================   ================   ===============   ================

Accumulation units outstanding             2,084,423             877,522          1,643,643           599,107          2,101,531
                                    ================    ================   ================   ===============   ================

                                    Mid-Cap Growth    Real Estate    Small & Mid Cap    Technology    Telecom Utility
                                      Portfolio        Portfolio     Value Portfolio    Portfolio        Portfolio
                                      (Class 2)        (Class 2)        (Class 2)       (Class 2)        (Class 2)
                                    --------------   -------------   ---------------   ------------   ---------------
Assets:
   Investments in Trusts,
    at net asset value              $   21,973,145   $  11,265,666   $    27,587,624   $  4,196,017   $     2,463,805

Liabilities:                                    --              --                --             --                --
                                    --------------   -------------   ---------------   ------------   ---------------

Net assets:                         $   21,973,145   $  11,265,666   $    27,587,624   $  4,196,017   $     2,463,805
                                    ==============   =============   ===============   ============   ===============

   Accumulation units               $   21,964,390   $  11,265,666   $    27,581,489   $  4,196,017   $     2,463,173

   Contracts in payout
    (annuitization) period                   8,755              --             6,135             --               632
                                    --------------   -------------   ---------------   ------------   ---------------

       Total net assets             $   21,973,145   $  11,265,666   $    27,587,624   $  4,196,017   $     2,463,805
                                    ==============   =============   ===============   ============   ===============

Accumulation units outstanding           1,843,496         516,347         1,352,751      1,752,932           155,083
                                    ==============   =============   ===============   ============   ===============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                                                                           American Funds    American Funds
                                 Total Return Bond      Aggressive      Alliance Growth   Asset Allocation    Global Growth
                                     Portfolio       Growth Portfolio      Portfolio       SAST Portfolio    SAST Portfolio
                                     (Class 2)           (Class 3)         (Class 3)          (Class 3)         (Class 3)
                                 -----------------   ----------------   ---------------   ----------------   --------------
Assets:
   Investments in Trusts,
    at net asset value           $      22,983,900   $     15,130,894   $   133,338,609   $     72,974,449   $  248,702,974

Liabilities:                                    --                 --                --                 --               --
                                 -----------------   ----------------   ---------------   ----------------   --------------

Net assets:                      $      22,983,900   $     15,130,894   $   133,338,609   $     72,974,449   $  248,702,974
                                 =================   ================   ===============   ================   ==============

   Accumulation units            $      22,983,900   $     15,130,894   $   133,283,786   $     72,974,449   $  248,688,749

   Contracts in payout
    (annuitization) period                      --                 --            54,823                 --           14,225
                                 -----------------   ----------------   ---------------   ----------------   --------------

       Total net assets          $      22,983,900   $     15,130,894   $   133,338,609   $     72,974,449   $  248,702,974
                                 =================   ================   ===============   ================   ==============

Accumulation units outstanding             882,303          1,239,636         4,315,346          7,176,929       22,149,625
                                 =================   ================   ===============   ================   ==============

                                  American Funds    American Funds
                                    Growth SAST      Growth-Income                        Blue Chip Growth   Capital Growth
                                     Portfolio      SAST Portfolio   Balanced Portfolio       Portfolio        Portfolio
                                     (Class 3)         (Class 3)          (Class 3)           (Class 3)        (Class 3)
                                  --------------    --------------   ------------------   ----------------   --------------
Assets:
   Investments in Trusts,
    at net asset value            $  202,206,183    $  172,304,601   $       25,621,524   $     41,946,401   $   50,326,688

Liabilities:                                  --                --                   --                 --               --
                                  --------------    --------------   ------------------   ----------------   --------------

Net assets:                       $  202,206,183    $  172,304,601   $       25,621,524   $     41,946,401   $   50,326,688
                                  ==============    ==============   ==================   ================   ==============


   Accumulation units             $  202,206,183    $  172,304,465   $       25,620,216   $     41,945,264   $   50,310,000

   Contracts in payout
    (annuitization) period                    --               136                1,308              1,137           16,688
                                  --------------    --------------   ------------------   ----------------   --------------

       Total net assets           $  202,206,183    $  172,304,601   $       25,621,524   $     41,946,401   $   50,326,688
                                  ==============    ==============   ==================   ================   ==============

Accumulation units outstanding        19,719,559        18,469,523            1,705,555          5,831,160        6,772,753
                                  ==============    ==============   ==================   ================   ==============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                 Cash Management    Corporate Bond    Davis Venture     "Dogs" of Wall    Emerging Markets
                                    Portfolio         Portfolio      Value Portfolio   Street Portfolio       Portfolio
                                    (Class 3)         (Class 3)         (Class 3)         (Class 3)           (Class 3)
                                 ----------------   --------------   ---------------   ----------------   ----------------
Assets:
   Investments in Trusts,
    at net asset value           $    181,754,590   $  530,895,157   $   509,186,685   $     22,005,509   $    166,913,850

Liabilities:                                   --               --                --                 --                 --
                                 ----------------   --------------   ---------------   ----------------   ----------------

Net assets:                      $    181,754,590   $  530,895,157   $   509,186,685   $     22,005,509   $    166,913,850
                                 ================   ==============   ===============   ================   ================

   Accumulation units            $    181,314,139   $  530,575,410   $   509,129,976   $     22,005,509   $    166,870,608

   Contracts in payout
    (annuitization) period                440,451          319,747            56,709                 --             43,242
                                 ----------------   --------------   ---------------   ----------------   ----------------

       Total net assets          $    181,754,590   $  530,895,157   $   509,186,685   $     22,005,509   $    166,913,850
                                 ================   ==============   ===============   ================   ================

Accumulation units outstanding         14,338,501       24,743,265        17,604,454          1,870,469          7,869,498
                                 ================   ==============   ===============   ================   ================

                                      Equity
                                   Opportunities     Foreign Value      Fundamental       Global Bond      Global Equities
                                     Portfolio         Portfolio     Growth Portfolio      Portfolio          Portfolio
                                     (Class 3)         (Class 3)         (Class 3)         (Class 3)          (Class 3)
                                  ---------------   --------------   ----------------   ---------------   ----------------
Assets:
   Investments in Trusts,
    at net asset value            $    31,361,295   $  387,974,778   $     81,768,665   $   155,352,219   $     26,140,571

Liabilities:                                   --               --                 --                --                 --
                                  ---------------   --------------   ----------------   ---------------   ----------------

Net assets:                       $    31,361,295   $  387,974,778   $     81,768,665   $   155,352,219   $     26,140,571
                                  ===============   ==============   ================   ===============   ================

   Accumulation units             $    31,343,283   $  387,906,688   $     81,762,117   $   155,346,622   $     26,139,446

   Contracts in payout
    (annuitization) period                 18,012           68,090              6,548             5,597              1,125
                                  ---------------   --------------   ----------------   ---------------   ----------------

       Total net assets           $    31,361,295   $  387,974,778   $     81,768,665   $   155,352,219   $     26,140,571
                                  ===============   ==============   ================   ===============   ================

Accumulation units outstanding          1,772,202       25,903,108          4,934,236         7,826,147          1,446,322
                                  ===============   ==============   ================   ===============   ================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                      Growth                                           International         International
                                   Opportunities    Growth-Income   High-Yield Bond     Diversified        Growth and Income
                                     Portfolio        Portfolio        Portfolio      Equities Portfolio         Portfolio
                                     (Class 3)        (Class 3)        (Class 3)         (Class 3)             (Class 3)
                                  ---------------   -------------   ------------      ------------------   -----------------
Assets:
   Investments in Trusts,
    at net asset value            $   107,540,605   $  15,141,736   $   100,219,843   $    204,539,549     $     215,335,180

Liabilities:                                   --              --                --                 --                    --
                                  ---------------   -------------   ---------------   ----------------     -----------------

Net assets:                       $   107,540,605   $  15,141,736   $   100,219,843   $    204,539,549     $     215,335,180
                                  ===============   =============   ===============   ================     =================

   Accumulation units             $   107,537,736   $  15,137,357   $   100,217,037   $    204,491,865     $     215,301,505

   Contracts in payout
    (annuitization) period                  2,869           4,379             2,806             47,684                33,675
                                  ---------------   -------------   ---------------   ----------------     -----------------

       Total net assets           $   107,540,605   $  15,141,736   $   100,219,843   $    204,539,549     $     215,335,180
                                  ===============   =============   ===============   ================     =================

Accumulation units outstanding         16,138,862         680,901         5,112,376         15,872,663            16,405,879
                                  ===============   =============   ===============   ================     =================

                                                           MFS
                                                      Massachusetts
                                   Marsico Focused   Investors Trust   MFS Total Return   Mid-Cap Growth    Real Estate
                                  Growth Portfolio      Portfolio          Portfolio         Portfolio       Portfolio
                                     (Class 3)          (Class 3)          (Class 3)         (Class 3)       (Class 3)
                                  ----------------   ---------------   ----------------   --------------   -----------
Assets:
   Investments in Trusts,
    at net asset value            $     56,367,195   $   146,632,293   $    218,109,230   $   84,256,397   $ 184,070,869

Liabilities:                                    --                --                 --               --              --
                                  ----------------   ---------------   ----------------   --------------   -------------

Net assets:                       $     56,367,195   $   146,632,293   $    218,109,230   $   84,256,397   $ 184,070,869
                                  ================   ===============   ================   ==============   =============

   Accumulation units             $     56,359,788   $   146,612,007   $    218,042,743   $   84,254,313   $ 184,056,220

   Contracts in payout
    (annuitization) period                   7,407            20,286             66,487            2,084          14,649
                                  ----------------   ---------------   ----------------   --------------   -------------

       Total net assets           $     56,367,195   $   146,632,293   $    218,109,230   $   84,256,397   $ 184,070,869
                                  ================   ===============   ================   ==============   =============

Accumulation units outstanding           4,976,678         8,210,095          8,552,476        7,130,205      10,763,539
                                  ================   ===============   ================   ==============   =============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                  Small & Mid Cap    Small Company     Technology    Telecom Utility   Total Return Bond
                                  Value Portfolio   Value Portfolio     Portfolio       Portfolio          Portfolio
                                     (Class 3)         (Class 3)        (Class 3)       (Class 3)          (Class 3)
                                  ---------------   ---------------   ------------   ---------------   -----------------
Assets:
   Investments in Trusts,
    at net asset value            $   403,160,331   $   136,217,238   $ 22,424,712   $    10,084,377      $  382,917,792

Liabilities:                                   --                --             --                --                  --
                                  ---------------   ---------------   ------------   ---------------      --------------

Net assets:                       $   403,160,331   $   136,217,238   $ 22,424,712   $    10,084,377      $  382,917,792
                                  ===============   ===============   ============   ===============      ==============

   Accumulation units             $   403,096,990   $   136,205,106   $ 22,409,332   $    10,084,377      $  382,917,792

   Contracts in payout
    (annuitization) period                 63,341            12,132         15,380                --                  --
                                  ---------------   ---------------   ------------   ---------------      --------------

       Total net assets           $   403,160,331   $   136,217,238   $ 22,424,712   $    10,084,377      $  382,917,792
                                  ===============   ===============   ============   ===============      ==============

Accumulation units outstanding         21,707,355        13,788,567      9,020,725           663,880          19,095,522
                                  ===============   ===============   ============   ===============      ==============

                                    Invesco Van                     Invesco Van
                                    Kampen V.I.     Invesco Van     Kampen V.I.    Diversified
                                  Capital Growth    Kampen V.I.     Growth and    International   Equity Income
                                       Fund        Comstock Fund   Income Fund       Account         Account
                                    (Series II)     (Series II)     (Series II)     (Class 1)       (Class 1)
                                   -------------   -------------   -------------  -------------   -------------
Assets:
   Investments in Trusts,
    at net asset value            $   23,718,139   $ 283,683,043   $ 483,038,980  $   2,504,439   $  25,843,438

Liabilities:                                  --              --              --             --              --
                                  --------------   -------------   -------------  -------------   -------------

Net assets:                       $   23,718,139   $ 283,683,043   $ 483,038,980  $   2,504,439   $  25,843,438
                                  ==============   =============   =============  =============   =============

   Accumulation units             $   23,710,373   $ 283,598,341   $ 482,872,607  $   2,504,439   $  25,835,270

   Contracts in payout
    (annuitization) period                 7,766          84,702         166,373             --           8,168
                                  --------------   -------------   -------------  -------------   -------------

       Total net assets           $   23,718,139   $ 283,683,043   $ 483,038,980  $   2,504,439   $  25,843,438
                                  ==============   =============   =============  =============   =============

Accumulation units outstanding         2,194,616      23,853,701      36,084,513        377,301       2,690,027
                                  ==============   =============   =============  =============   =============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                    (continued)

                                    Government &
                                 High Quality Bond                    LargeCap Blend   LargeCap Growth   MidCap Blend
                                      Account        Income Account     Account II         Account          Account
                                     (Class 1)          (Class 1)        (Class 1)        (Class 1)        (Class 1)
                                 -----------------   --------------   --------------   ---------------   ------------
Assets:
   Investments in Trusts,
    at net asset value           $       5,042,990   $   10,888,418   $    3,420,439   $       667,630   $  3,108,269

Liabilities:                                    --               --               --                --             --
                                 -----------------   --------------   --------------   ---------------   ------------

Net assets:                      $       5,042,990   $   10,888,418   $    3,420,439   $       667,630   $  3,108,269
                                 =================   ==============   ==============   ===============   ============

   Accumulation units            $       5,017,881   $   10,886,308   $    3,418,515   $       667,630   $  3,107,324

   Contracts in payout
    (annuitization) period                  25,109            2,110            1,924                --            945
                                 -----------------   --------------   --------------   ---------------   ------------

       Total net assets          $       5,042,990   $   10,888,418   $    3,420,439   $       667,630   $  3,108,269
                                 =================   ==============   ==============   ===============   ============

Accumulation units outstanding             636,769        1,208,383          522,287            93,051        295,113
                                 =================   ==============   ==============   ===============   ============

                                                  Principal Capital
                                  Money Market       Appreciation         Real Estate      SAM Balanced    SAM Conservative
                                    Account             Account       Securities Account    Portfolio     Balanced Portfolio
                                   (Class 1)           (Class 1)           (Class 1)        (Class 1)         (Class 1)
                                 --------------   -----------------   ------------------   ------------   ------------------
Assets:
   Investments in Trusts,
    at net asset value           $    3,984,221   $      15,685,617   $          857,796   $ 82,068,848   $        8,102,931

Liabilities:                                 --                  --                   --             --                   --
                                 --------------   -----------------   ------------------   ------------   ------------------

Net assets:                      $    3,984,221   $      15,685,617   $          857,796   $ 82,068,848   $        8,102,931
                                 ==============   =================   ==================   ============   ==================

   Accumulation units            $    3,983,366   $      15,683,348   $          857,796   $ 81,946,394   $        8,096,362

   Contracts in payout
    (annuitization) period                  855               2,269                   --        122,454                6,569
                                 --------------   -----------------   ------------------   ------------   ------------------

       Total net assets          $    3,984,221   $      15,685,617   $          857,796   $ 82,068,848   $        8,102,931
                                 ==============   =================   ==================   ============   ==================

Accumulation units outstanding          658,291           1,217,700               47,843      7,630,083            1,005,078
                                 ==============   =================   ==================   ============   ==================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                 SAM Conservative     SAM Flexible      SAM Strategic       Short-Term     SmallCap Growth
                                 Growth Portfolio   Income Portfolio   Growth Portfolio   Income Account      Account II
                                    (Class 1)          (Class 1)          (Class 1)          (Class 1)         (Class 1)
                                 ----------------   ----------------   ----------------   --------------   ---------------
Assets:
   Investments in Trusts,
    at net asset value           $     30,342,312   $     13,335,320   $     11,620,735   $    2,966,046   $       684,577

Liabilities:                                   --                 --                 --               --                --
                                 ----------------   ----------------   ----------------   --------------   ---------------

Net assets:                      $     30,342,312   $     13,335,320   $     11,620,735   $    2,966,046   $       684,577
                                 ================   ================   ================   ==============   ===============

   Accumulation units            $     30,295,395   $     13,305,201   $     11,620,735   $    2,962,539   $       683,799

   Contracts in payout
    (annuitization) period                 46,917             30,119                 --            3,507               778
                                 ----------------   ----------------   ----------------   --------------   ---------------

       Total net assets          $     30,342,312   $     13,335,320   $     11,620,735   $    2,966,046   $       684,577
                                 ================   ================   ================   ==============   ===============

Accumulation units outstanding          2,827,562          1,411,163          1,020,734          399,144           102,863
                                 ================   ================   ================   ==============   ===============

                                                     Diversified                      Government &
                                  SmallCap Value    International   Equity Income   High Quality Bond
                                    Account I          Account         Account           Account        Income Account
                                    (Class 1)         (Class 2)       (Class 2)         (Class 2)          (Class 2)
                                 ----------------   -------------   -------------   -----------------   --------------
Assets:
   Investments in Trusts,
    at net asset value           $        200,565   $   1,222,479   $  15,738,890   $       1,437,348   $    4,663,359

Liabilities:                                   --              --              --                  --               --
                                 ----------------   -------------   -------------   -----------------   --------------

Net assets:                      $        200,565   $   1,222,479   $  15,738,890   $       1,437,348   $    4,663,359
                                 ================   =============   =============   =================   ==============

   Accumulation units            $        200,565   $   1,222,479   $  15,738,890   $       1,437,348   $    4,438,973

   Contracts in payout
    (annuitization) period                     --              --              --                  --          224,386
                                 ----------------   -------------   -------------   -----------------   --------------

       Total net assets          $        200,565   $   1,222,479   $  15,738,890   $       1,437,348   $    4,663,359
                                 ================   =============   =============   =================   ==============

Accumulation units outstanding             21,247         190,975       1,715,096             188,607          533,544
                                 ================   =============   =============   =================   ==============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                                                                                   Principal Capital
                                 LargeCap Blend   LargeCap Growth    MidCap Blend   Money Market      Appreciation
                                   Account II         Account          Account         Account          Account
                                    (Class 2)        (Class 2)        (Class 2)       (Class 2)        (Class 2)
                                 --------------   ---------------   -------------   ------------   -----------------
Assets:
   Investments in Trusts,
    at net asset value           $      582,511   $       422,658   $     817,910   $  2,251,961   $       3,548,871

Liabilities:                                 --                --              --             --                  --
                                 --------------   ---------------   -------------   ------------   -----------------

Net assets:                      $      582,511   $       422,658   $     817,910   $  2,251,961   $       3,548,871
                                 ==============   ===============   =============   ============   =================

   Accumulation units            $      582,511   $       422,658   $     817,910   $  2,191,118   $       3,548,871

   Contracts in payout
    (annuitization) period                   --                --              --         60,843                  --
                                 --------------   ---------------   -------------   ------------   -----------------

       Total net assets          $      582,511   $       422,658   $     817,910   $  2,251,961   $       3,548,871
                                 ==============   ===============   =============   ============   =================

Accumulation units outstanding           92,182            60,886          80,624        384,351             287,058
                                 ==============   ===============   =============   ============   =================

                                    Real Estate       SAM Balanced    SAM Conservative    SAM Conservative     SAM Flexible
                                 Securities Account     Portfolio    Balanced Portfolio   Growth Portfolio   Income Portfolio
                                     (Class 2)          (Class 2)        (Class 2)            (Class 2)          (Class 2)
                                 ------------------   ------------   ------------------   ----------------   ----------------
Assets:
   Investments in Trusts,
    at net asset value           $          430,757   $ 55,154,015   $        7,155,837   $     29,480,485   $     10,602,634

Liabilities:                                     --             --                   --                 --                 --
                                 ------------------   ------------   ------------------   ----------------   ----------------

Net assets:                      $          430,757   $ 55,154,015   $        7,155,837   $     29,480,485   $     10,602,634
                                 ==================   ============   ==================   ================   ================

   Accumulation units            $          430,757   $ 55,049,616   $        7,155,837   $     29,480,485   $     10,421,807

   Contracts in payout
    (annuitization) period                       --        104,399                   --                 --            180,827
                                 ------------------   ------------   ------------------   ----------------   ----------------

       Total net assets          $          430,757   $ 55,154,015   $        7,155,837   $     29,480,485   $     10,602,634
                                 ==================   ============   ==================   ================   ================

Accumulation units outstanding               24,526      5,280,382              890,115          2,838,301          1,156,232
                                 ==================   ============   ==================   ================   ================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2010
                                   (continued)

                                                                                                         Columbia Asset
                                   SAM Strategic      Short-Term     SmallCap Growth   SmallCap Value   Allocation Fund,
                                 Growth Portfolio   Income Account      Account II        Account I     Variable Series
                                    (Class 2)         (Class 2)         (Class 2)         (Class 2)        (Class A)
                                 ----------------   --------------   ---------------   --------------   ----------------
Assets:
   Investments in Trusts,
    at net asset value           $     15,343,930   $    1,851,701   $       335,263   $      168,872   $        717,063

Liabilities:                                   --               --                --               --                 --
                                 ----------------   --------------   ---------------   --------------   ----------------

Net assets:                      $     15,343,930   $    1,851,701   $       335,263   $      168,872   $        717,063
                                 ================   ==============   ===============   ==============   ================

   Accumulation units            $     15,343,930   $    1,851,701   $       335,263   $      168,872   $        717,063

   Contracts in payout
    (annuitization) period                     --               --                --               --                 --
                                 ----------------   --------------   ---------------   --------------   ----------------

       Total net assets          $     15,343,930   $    1,851,701   $       335,263   $      168,872   $        717,063
                                 ================   ==============   ===============   ==============   ================

Accumulation units outstanding          1,397,038          254,355            52,037           18,235             61,271
                                 ================   ==============   ===============   ==============   ================

                                                   Columbia Small                     Columbia Marsico
                                  Columbia Large   Company Growth    Columbia High    Focused Equities   Columbia Marsico
                                 Cap Value Fund,   Fund, Variable     Yield Fund,      Fund, Variable      Growth Fund,
                                 Variable Series       Series       Variable Series        Series        Variable Series
                                    (Class A)         (Class A)        (Class A)          (Class A)         (Class A)
                                 ---------------   --------------   ---------------   ----------------   ----------------
Assets:
   Investments in Trusts,
    at net asset value           $     4,153,700   $    1,951,181   $    25,984,432   $     41,882,170   $      3,520,564

Liabilities:                                  --               --                --                 --                 --
                                 ---------------   --------------   ---------------   ----------------   ----------------

Net assets:                      $     4,153,700   $    1,951,181   $    25,984,432   $     41,882,170   $      3,520,564
                                 ===============   ==============   ===============   ================   ================

   Accumulation units            $     4,153,700   $    1,951,181   $    25,955,116   $     41,871,907   $      3,520,564

   Contracts in payout
    (annuitization) period                    --               --            29,316             10,263                 --
                                 ---------------   --------------   ---------------   ----------------   ----------------

       Total net assets          $     4,153,700   $    1,951,181   $    25,984,432   $     41,882,170   $      3,520,564
                                 ===============   ==============   ===============   ================   ================

Accumulation units outstanding           364,851          159,274         1,415,148          3,687,487            323,404
                                 ===============   ==============   ===============   ================   ================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                                                           Columbia Marsico
                                  Columbia Marsico    Columbia Mid Cap      International
                                 21st Century Fund,     Growth Fund,     Opportunities Fund,   Asset Allocation   Global Growth
                                   Variable Series     Variable Series     Variable Series           Fund              Fund
                                      (Class A)           (Class A)           (Class B)            (Class 2)         (Class 2)
                                 ------------------   ----------------   -------------------   ----------------   -------------
Assets:
   Investments in Trusts,
    at net asset value           $        1,631,456   $      1,383,881   $         4,403,401   $     85,697,533   $ 342,056,864

Liabilities:                                     --                 --                    --                 --              --
                                 ------------------   ----------------   -------------------   ----------------   -------------

Net assets:                      $        1,631,456   $      1,383,881   $         4,403,401   $     85,697,533   $ 342,056,864
                                 ==================   ================   ===================   ================   =============

   Accumulation units            $        1,631,456   $      1,383,881   $         4,403,401   $     85,610,790   $ 341,670,891

   Contracts in payout
    (annuitization) period                       --                 --                    --             86,743         385,973
                                 ------------------   ----------------   -------------------   ----------------   -------------

       Total net assets          $        1,631,456   $      1,383,881   $         4,403,401   $     85,697,533   $ 342,056,864
                                 ==================   ================   ===================   ================   =============

Accumulation units outstanding              107,059            121,959               248,600          5,407,120      14,920,017
                                 ==================   ================   ===================   ================   =============

                                                  Growth-Income    Asset Allocation   Cash Management
                                  Growth Fund         Fund               Fund               Fund         Growth Fund
                                   (Class 2)        (Class 2)          (Class 3)          (Class 3)       (Class 3)
                                 -------------   ---------------   ----------------   ---------------   -------------
Assets:
   Investments in Trusts,
    at net asset value           $ 456,326,337   $   436,801,880   $     43,700,036   $    13,423,722   $ 231,541,625

Liabilities:                                --                --                 --                --              --
                                 -------------   ---------------   ----------------   ---------------   -------------

Net assets:                      $ 456,326,337   $   436,801,880   $     43,700,036   $    13,423,722   $ 231,541,625
                                 =============   ===============   ================   ===============   =============

   Accumulation units            $ 456,167,634   $   436,519,516   $     42,734,869   $    12,846,360   $ 224,625,295

   Contracts in payout
    (annuitization) period             158,703           282,364            965,167           577,362       6,916,330
                                 -------------   ---------------   ----------------   ---------------   -------------

       Total net assets          $ 456,326,337   $   436,801,880   $     43,700,036   $    13,423,722   $ 231,541,625
                                 =============   ===============   ================   ===============   =============

Accumulation units outstanding      23,161,429        26,741,866            922,960           612,158       1,282,399
                                 =============   ===============   ================   ===============   =============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                                                                               U.S.
                                                                                         Government/AAA-
                                 Growth-Income   High-Income Bond                        Rated Securities   Growth and Income
                                     Fund              Fund         International Fund         Fund              Portfolio
                                   (Class 3)         (Class 3)           (Class 3)           (Class 3)          (Class VC)
                                 -------------   ----------------   ------------------   ----------------   -----------------
Assets:
   Investments in Trusts,
    at net asset value           $ 208,592,720   $     23,121,444   $       60,705,085   $     26,067,499   $     249,602,582

Liabilities:                                --                 --                   --                 --                  --
                                 -------------   ----------------   ------------------   ----------------   -----------------

Net assets:                      $ 208,592,720   $     23,121,444   $       60,705,085   $     26,067,499   $     249,602,582
                                 =============   ================   ==================   ================   =================

   Accumulation units            $ 201,863,069   $     22,220,983   $       59,832,342   $     25,340,324   $     249,503,341

   Contracts in payout
    (annuitization) period           6,729,651            900,461              872,743            727,175              99,241
                                 -------------   ----------------   ------------------   ----------------   -----------------

       Total net assets          $ 208,592,720   $     23,121,444   $       60,705,085   $     26,067,499   $     249,602,582
                                 =============   ================   ==================   ================   =================

Accumulation units outstanding       1,727,264            287,610            1,195,394            687,580          21,726,327
                                 =============   ================   ==================   ================   =================

                                                                                                BB&T Special
                                 Mid Cap Value    BB&T Capital    BB&T Mid Cap   BB&T Select   Opportunities
                                   Portfolio     Manager Equity      Growth        Equity          Equity
                                  (Class VC)          VIF              VIF           VIF             VIF
                                 -------------   --------------   ------------   -----------   -------------
Assets:
   Investments in Trusts,
    at net asset value           $  34,280,758   $    2,012,635   $          0   $ 1,745,230   $  15,483,642

Liabilities:                                --               --             --            --              --
                                 -------------   --------------   ------------   -----------   -------------

Net assets:                      $  34,280,758   $    2,012,635   $          0   $ 1,745,230   $  15,483,642
                                 =============   ==============   ============   ===========   =============

   Accumulation units            $  34,222,546   $    2,012,635   $          0   $ 1,745,230   $  15,483,642

   Contracts in payout
    (annuitization) period              58,212               --             --            --              --
                                 -------------   --------------   ------------   -----------   -------------

         Total net assets        $  34,280,758   $    2,012,635   $          0   $ 1,745,230   $  15,483,642
                                 =============   ==============   ============   ===========   =============

Accumulation units outstanding       2,497,517          198,013              0       190,884       1,035,403
                                 =============   ==============   ============   ===========   =============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                    (continued)

                                                                                      Franklin Templeton
                                                  MTB Managed                            VIP Founding
                                  BB&T Total    Allocation Fund -   Franklin Income    Funds Allocation        Allocation
                                 Return Bond       Moderate         Securities Fund         Fund           Balanced Portfolio
                                     VIF           Growth II           (Class 2)          (Class 2)             (Class 3)
                                 ------------   -----------------   ---------------   ------------------   ------------------
Assets:
   Investments in Trusts,
    at net asset value           $  9,243,994   $             375   $    47,357,563   $       36,380,043   $       32,841,923

Liabilities:                               --                  --                --                   --                   --
                                 ------------   -----------------   ---------------   ------------------   ------------------

Net assets:                      $  9,243,994   $             375   $    47,357,563   $       36,380,043   $       32,841,923
                                 ============   =================   ===============   ==================   ==================

   Accumulation units            $  9,243,994   $             375   $    47,357,563   $       36,380,043   $       32,841,923

   Contracts in payout
    (annuitization) period                 --                  --                --                   --                   --
                                 ------------   -----------------   ---------------   ------------------   ------------------

       Total net assets          $  9,243,994   $             375   $    47,357,563   $       36,380,043   $       32,841,923
                                 ============   =================   ===============   ==================   ==================

Accumulation units outstanding        750,050                  39         4,540,183            3,952,710            2,867,378
                                 ============   =================   ===============   ==================   ==================

                                                       Allocation
                                 Allocation Growth   Moderate Growth       Allocation        Real Return
                                     Portfolio          Portfolio      Moderate Portfolio     Portfolio
                                     (Class 3)          (Class 3)           (Class 3)         (Class 3)
                                 -----------------   ---------------   ------------------   -------------
Assets:
   Investments in Trusts,
    at net asset value           $       4,539,712   $    55,508,068   $       44,214,654   $  84,421,305

Liabilities:                                    --                --                   --              --
                                 -----------------   ---------------   ------------------   -------------

Net assets:                      $       4,539,712   $    55,508,068   $       44,214,654   $  84,421,305
                                 =================   ===============   ==================   =============

   Accumulation units            $       4,539,712   $    55,508,068   $       44,214,654   $  84,421,305

   Contracts in payout
    (annuitization) period                      --                --                   --              --
                                 -----------------   ---------------   ------------------   -------------

       Total net assets          $       4,539,712   $    55,508,068   $       44,214,654   $  84,421,305
                                 =================   ===============   ==================   =============

Accumulation units outstanding             411,426         4,992,596            3,880,104       7,405,888
                                 =================   ===============   ==================   =============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                                   Contracts With Total Expenses of 1.15  Contracts With Total Expenses of 1.30
                                                   -------------------------------------  -------------------------------------
                                                   Accumulation            Unit value of  Accumulation            Unit value of
                                                      units                 accumulation      units                accumulation
Variable Accounts                                  outstanding                 units      outstanding                 units
-------------------------------------------------  ------------            -------------  ------------            -------------
ANCHOR SERIES TRUST:
  Asset Allocation Portfolio (Class 1)                       --            $          --            --            $          --
  Capital Appreciation Portfolio (Class 1)                   --                       --            --                       --
  Government and Quality Bond Portfolio (Class 1)            --                       --            --                       --
  Growth Portfolio (Class 1)                                 --                       --            --                       --
  Natural Resources Portfolio (Class 1)                      --                       --            --                       --
  Asset Allocation Portfolio (Class 2)                       --                       --            --                       --
  Capital Appreciation Portfolio (Class 2)                   --                       --            --                       --
  Government and Quality Bond Portfolio (Class 2)            --                       --            --                       --
  Growth Portfolio (Class 2)                                 --                       --            --                       --
  Natural Resources Portfolio (Class 2)                      --                       --            --                       --
  Asset Allocation Portfolio (Class 3)                  108,685                    11.70        52,850                    11.55
  Capital Appreciation Portfolio (Class 3)              182,788                    13.20       675,909                    13.03
  Government and Quality Bond Portfolio (Class 3)       383,850                    11.66     1,160,352                    11.51
  Growth Portfolio (Class 3)                             97,557                    10.68        28,582                    10.55
  Natural Resources Portfolio (Class 3)                  51,786                    12.82       167,506                    12.69

SUNAMERICA SERIES TRUST:
  Aggressive Growth Portfolio (Class 1)                      --            $          --            --            $          --
  Alliance Growth Portfolio (Class 1)                        --                       --            --                       --
  Balanced Portfolio (Class 1)                               --                       --            --                       --
  Blue Chip Growth Portfolio (Class 1)                       --                       --            --                       --
  Capital Growth Portfolio (Class 1)                         --                       --            --                       --
  Cash Management Portfolio (Class 1)                        --                       --            --                       --
  Corporate Bond Portfolio (Class 1)                         --                       --            --                       --
  Davis Venture Value Portfolio (Class 1)                    --                       --            --                       --
  "Dogs" of Wall Street Portfolio (Class 1)                  --                       --            --                       --
  Emerging Markets Portfolio (Class 1)                       --                       --            --                       --
  Equity Opportunities Portfolio (Class 1)                   --                       --            --                       --
  Fundamental Growth Portfolio (Class 1)                     --                       --            --                       --
  Global Bond Portfolio (Class 1)                            --                       --            --                       --
  Global Equities Portfolio (Class 1)                        --                       --            --                       --
  Growth Opportunities Portfolio (Class 1)                   --                       --            --                       --
  Growth-Income Portfolio (Class 1)                          --                       --            --                       --
  High-Yield Bond Portfolio (Class 1)                        --                       --            --                       --
  International Diversified Equities Portfolio
    (Class 1)                                                --                       --            --                       --
  International Growth and Income Portfolio
    (Class 1)                                                --                       --            --                       --
  Marsico Focused Growth Portfolio (Class 1)                 --                       --            --                       --
  MFS Massachusetts Investors Trust Portfolio
    (Class 1)                                                --                       --            --                       --
  MFS Total Return Portfolio (Class 1)                       --                       --            --                       --
  Mid-Cap Growth Portfolio (Class 1)                         --                       --            --                       --
  Real Estate Portfolio (Class 1)                            --                       --            --                       --
  Technology Portfolio (Class 1)                             --                       --            --                       --
  Telecom Utility Portfolio (Class 1)                        --                       --            --                       --
  Total Return Bond Portfolio (Class 1)                      --                       --            --                       --
  Aggressive Growth Portfolio (Class 2)                      --                       --            --                       --
  Alliance Growth Portfolio (Class 2)                        --                       --            --                       --
  Balanced Portfolio (Class 2)                               --                       --            --                       --
  Blue Chip Growth Portfolio (Class 2)                       --                       --            --                       --
  Capital Growth Portfolio (Class 2)                         --                       --            --                       --
  Cash Management Portfolio (Class 2)                        --                       --            --                       --
  Corporate Bond Portfolio (Class 2)                         --                       --            --                       --
  Davis Venture Value Portfolio (Class 2)                    --                       --            --                       --
  "Dogs" of Wall Street Portfolio (Class 2)                  --                       --            --                       --
  Emerging Markets Portfolio (Class 2)                       --                       --            --                       --
  Equity Opportunities Portfolio (Class 2)                   --                       --            --                       --
  Foreign Value Portfolio (Class 2)                          --                       --            --                       --
  Fundamental Growth Portfolio (Class 2)                     --                       --            --                       --
  Global Bond Portfolio (Class 2)                            --                       --            --                       --
  Global Equities Portfolio (Class 2)                        --                       --            --                       --
  Growth Opportunities Portfolio (Class 2)                   --                       --            --                       --
  Growth-Income Portfolio (Class 2)                          --                       --            --                       --
  High-Yield Bond Portfolio (Class 2)                        --                       --            --                       --
  International Diversified Equities Portfolio
    (Class 2)                                                --                       --            --                       --
  International Growth and Income Portfolio
    (Class 2)                                                --                       --            --                       --
  Marsico Focused Growth Portfolio (Class 2)                 --                       --            --                       --
  MFS Massachusetts Investors Trust Portfolio
    (Class 2)                                                --                       --            --                       --
  MFS Total Return Portfolio (Class 2)                       --                       --            --                       --
  Mid-Cap Growth Portfolio (Class 2)                         --                       --            --                       --
  Real Estate Portfolio (Class 2)                            --                       --            --                       --
  Small & Mid Cap Value Portfolio (Class 2)                  --                       --            --                       --
  Technology Portfolio (Class 2)                             --                       --            --                       --
  Telecom Utility Portfolio (Class 2)                        --                       --            --                       --
  Total Return Bond Portfolio (Class 2)                      --                       --            --                       --
  Aggressive Growth Portfolio (Class 3)                  24,125                     8.59        67,576                     8.43
  Alliance Growth Portfolio (Class 3)                    64,566                    10.70        31,223                    10.59
  American Funds Asset Allocation SAST Portfolio
    (Class 3)                                           207,608                    10.34       661,124                    10.22
  American Funds Global Growth SAST Portfolio
    (Class 3)                                           407,667                    11.50     2,106,282                    11.36
  American Funds Growth SAST Portfolio (Class 3)        279,941                    10.41     1,025,186                    10.29
  American Funds Growth-Income SAST Portfolio
    (Class 3)                                           254,841                     9.66       525,164                     9.54
  Balanced Portfolio (Class 3)                           39,334                    10.89       123,657                    10.79
  Blue Chip Growth Portfolio (Class 3)                   67,565                    10.86       482,161                    10.67
  Capital Growth Portfolio (Class 3)                     41,443                     9.93           646                     9.82
  Cash Management Portfolio (Class 3)                   166,010                    10.10       474,885                     9.97
  Corporate Bond Portfolio (Class 3)                    343,522                    13.73     1,272,683                    13.56
  Davis Venture Value Portfolio (Class 3)               354,187                    10.08     1,287,109                     9.96
  "Dogs" of Wall Street Portfolio (Class 3)              11,337                    10.54       138,384                    10.47
  Emerging Markets Portfolio (Class 3)                  102,773                    14.42       303,938                    14.24
  Equity Opportunities Portfolio (Class 3)               11,161                     9.91        38,688                     9.78
  Foreign Value Portfolio (Class 3)                     333,631                     9.68     2,327,498                     9.56
  Fundamental Growth Portfolio (Class 3)                 70,251                    10.61        12,358                    10.50
  Global Bond Portfolio (Class 3)                       151,764                    12.86       526,421                    12.70
  Global Equities Portfolio (Class 3)                    56,498                     9.90        76,642                     9.73
  Growth Opportunities Portfolio (Class 3)              124,240                    11.81       757,933                    11.66
  Growth-Income Portfolio (Class 3)                      43,803                     9.21        21,556                     9.03
  High-Yield Bond Portfolio (Class 3)                    42,122                    11.13       281,348                    10.97
  International Diversified Equities Portfolio
    (Class 3)                                            97,357                    10.18       102,127                    10.05
  International Growth and Income Portfolio
    (Class 3)                                           204,385                     8.36        49,345                     8.26
  Marsico Focused Growth Portfolio (Class 3)             91,497                    10.90       435,168                    10.78
  MFS Massachusetts Investors Trust Portfolio
    (Class 3)                                           179,567                    10.75     1,199,632                    10.65
  MFS Total Return Portfolio (Class 3)                   64,257                    10.71       270,635                    10.57

                                                   Contracts With Total Expenses of 1.40  Contracts With Total Expenses of 1.52(1)
                                                   -------------------------------------  ----------------------------------------
                                                   Accumulation            Unit value of  Accumulation               Unit value of
                                                       units                accumulation      units                   accumulation
Variable Accounts                                   outstanding                units      outstanding                    units
-------------------------------------------------  ------------            -------------  ------------               -------------
ANCHOR SERIES TRUST:
  Asset Allocation Portfolio (Class 1)                       --            $          --            --               $          --
  Capital Appreciation Portfolio (Class 1)                   --                       --            --                          --
  Government and Quality Bond Portfolio (Class 1)            --                       --            --                          --
  Growth Portfolio (Class 1)                                 --                       --            --                          --
  Natural Resources Portfolio (Class 1)                      --                       --            --                          --
  Asset Allocation Portfolio (Class 2)                       --                       --       310,999                       27.29
  Capital Appreciation Portfolio (Class 2)               96,150                    52.23       915,478                       51.80
  Government and Quality Bond Portfolio (Class 2)            --                       --     2,981,301                       19.66
  Growth Portfolio (Class 2)                                 --                       --       872,874                       33.07
  Natural Resources Portfolio (Class 2)                      --                       --       257,939                       58.34
  Asset Allocation Portfolio (Class 3)                    2,387                    11.60        95,684                       27.03
  Capital Appreciation Portfolio (Class 3)               94,309                    13.04     4,140,633                       51.41
  Government and Quality Bond Portfolio (Class 3)       256,080                    11.54    16,037,054                       19.51
  Growth Portfolio (Class 3)                             37,034                    10.57     2,454,908                       32.81
  Natural Resources Portfolio (Class 3)                  47,137                    12.69     1,488,644                       57.79

SUNAMERICA SERIES TRUST:
  Aggressive Growth Portfolio (Class 1)                      --            $          --            --               $          --
  Alliance Growth Portfolio (Class 1)                        --                       --            --                          --
  Balanced Portfolio (Class 1)                               --                       --            --                          --
  Blue Chip Growth Portfolio (Class 1)                       --                       --            --                          --
  Capital Growth Portfolio (Class 1)                         --                       --            --                          --
  Cash Management Portfolio (Class 1)                        --                       --            --                          --
  Corporate Bond Portfolio (Class 1)                         --                       --            --                          --
  Davis Venture Value Portfolio (Class 1)                    --                       --            --                          --
  "Dogs" of Wall Street Portfolio (Class 1)                  --                       --            --                          --
  Emerging Markets Portfolio (Class 1)                       --                       --            --                          --
  Equity Opportunities Portfolio (Class 1)                   --                       --            --                          --
  Fundamental Growth Portfolio (Class 1)                     --                       --            --                          --
  Global Bond Portfolio (Class 1)                            --                       --            --                          --
  Global Equities Portfolio (Class 1)                        --                       --            --                          --
  Growth Opportunities Portfolio (Class 1)                   --                       --            --                          --
  Growth-Income Portfolio (Class 1)                          --                       --            --                          --
  High-Yield Bond Portfolio (Class 1)                        --                       --            --                          --
  International Diversified Equities Portfolio
    (Class 1)                                                --                       --            --                          --
  International Growth and Income Portfolio
    (Class 1)                                                --                       --            --                          --
  Marsico Focused Growth Portfolio (Class 1)                 --                       --            --                          --
  MFS Massachusetts Investors Trust Portfolio
    (Class 1)                                                --                       --            --                          --
  MFS Total Return Portfolio (Class 1)                       --                       --            --                          --
  Mid-Cap Growth Portfolio (Class 1)                         --                       --            --                          --
  Real Estate Portfolio (Class 1)                            --                       --            --                          --
  Technology Portfolio (Class 1)                             --                       --            --                          --
  Telecom Utility Portfolio (Class 1)                        --                       --            --                          --
  Total Return Bond Portfolio (Class 1)                      --                       --            --                          --
  Aggressive Growth Portfolio (Class 2)                      --                       --       241,750                       13.09
  Alliance Growth Portfolio (Class 2)                    24,529                    32.92       702,891                       32.35
  Balanced Portfolio (Class 2)                               --                       --       456,731                       16.48
  Blue Chip Growth Portfolio (Class 2)                       --                       --       510,121                        6.33
  Capital Growth Portfolio (Class 2)                         --                       --       240,674                        7.41
  Cash Management Portfolio (Class 2)                        --                       --     1,594,984                       13.12
  Corporate Bond Portfolio (Class 2)                         --                       --     1,314,929                       23.56
  Davis Venture Value Portfolio (Class 2)                73,597                    35.91     1,887,614                       35.41
  "Dogs" of Wall Street Portfolio (Class 2)                  --                       --       459,823                       12.26
  Emerging Markets Portfolio (Class 2)                       --                       --       448,226                       22.93
  Equity Opportunities Portfolio (Class 2)                   --                       --       281,955                       18.45
  Foreign Value Portfolio (Class 2)                          --                       --     1,882,224                       16.99
  Fundamental Growth Portfolio (Class 2)                     --                       --       133,586                       17.83
  Global Bond Portfolio (Class 2)                            --                       --       548,321                       22.46
  Global Equities Portfolio (Class 2)                    75,539                    21.20       199,762                       20.92
  Growth Opportunities Portfolio (Class 2)                   --                       --       656,848                        6.04
  Growth-Income Portfolio (Class 2)                          --                       --       283,213                       26.61
  High-Yield Bond Portfolio (Class 2)                        --                       --       691,951                       21.89
  International Diversified Equities Portfolio
    (Class 2)                                                --                       --     1,772,822                       13.23
  International Growth and Income Portfolio
    (Class 2)                                                --                       --       687,600                       13.95
  Marsico Focused Growth Portfolio (Class 2)                 --                       --     1,436,944                       11.69
  MFS Massachusetts Investors Trust Portfolio
    (Class 2)                                                --                       --       501,367                       22.98
  MFS Total Return Portfolio (Class 2)                       --                       --     1,713,870                       27.64
  Mid-Cap Growth Portfolio (Class 2)                     80,368                    12.11     1,424,867                       11.95
  Real Estate Portfolio (Class 2)                            --                       --       395,828                       21.92
  Small & Mid Cap Value Portfolio (Class 2)                  --                       --     1,128,723                       20.45
  Technology Portfolio (Class 2)                         93,977                     2.43     1,233,833                        2.40
  Telecom Utility Portfolio (Class 2)                        --                       --       100,411                       16.01
  Total Return Bond Portfolio (Class 2)                      --                       --       757,203                       26.14
  Aggressive Growth Portfolio (Class 3)                   7,729                     8.43       656,685                       12.97
  Alliance Growth Portfolio (Class 3)                    58,608                    10.58     2,226,944                       32.10
  American Funds Asset Allocation SAST Portfolio
    (Class 3)                                            91,742                    10.23     3,064,570                       10.21
  American Funds Global Growth SAST Portfolio
    (Class 3)                                           210,015                    11.38    10,702,707                       11.24
  American Funds Growth SAST Portfolio (Class 3)        138,945                    10.30    10,472,781                       10.30
  American Funds Growth-Income SAST Portfolio
    (Class 3)                                           139,568                     9.55    10,468,196                        9.34
  Balanced Portfolio (Class 3)                           21,612                    10.78       751,228                       16.35
  Blue Chip Growth Portfolio (Class 3)                   24,464                    10.72     2,789,934                        6.28
  Capital Growth Portfolio (Class 3)                     40,199                     9.83     3,872,345                        7.33
  Cash Management Portfolio (Class 3)                    42,363                     9.98     7,395,619                       13.02
  Corporate Bond Portfolio (Class 3)                    209,140                    13.58    11,129,875                       23.28
  Davis Venture Value Portfolio (Class 3)               217,702                     9.97     7,697,253                       35.14
  "Dogs" of Wall Street Portfolio (Class 3)              32,990                    10.44       876,068                       12.15
  Emerging Markets Portfolio (Class 3)                   60,932                    14.27     3,735,677                       22.71
  Equity Opportunities Portfolio (Class 3)                8,816                     9.80       649,369                       18.29
  Foreign Value Portfolio (Class 3)                     180,994                     9.57    11,048,446                       16.87
  Fundamental Growth Portfolio (Class 3)                 66,015                    10.49     2,688,903                       17.68
  Global Bond Portfolio (Class 3)                        89,904                    12.71     3,466,948                       22.29
  Global Equities Portfolio (Class 3)                     4,370                     9.81       531,885                       20.70
  Growth Opportunities Portfolio (Class 3)               59,858                    11.68     8,676,151                        5.98
  Growth-Income Portfolio (Class 3)                       4,240                     9.11       307,710                       26.40
  High-Yield Bond Portfolio (Class 3)                    57,640                    11.01     2,409,639                       21.72
  International Diversified Equities Portfolio
    (Class 3)                                            83,811                    10.07     8,857,176                       13.14
  International Growth and Income Portfolio
    (Class 3)                                           170,403                     8.27     8,950,062                       13.78
  Marsico Focused Growth Portfolio (Class 3)             44,379                    10.78     2,611,212                       11.59
  MFS Massachusetts Investors Trust Portfolio
    (Class 3)                                            80,190                    10.63     3,277,939                       22.79
  MFS Total Return Portfolio (Class 3)                   23,663                    10.59     4,032,717                       27.42

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies, Polaris Preferred Solution, and Polaris Platinum III products.

(6)   Offered in WM Diversified Strategies III product.

(7)   Offered in Polaris Platinum III product.

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                                   Contracts With Total Expenses of 1.15  Contracts With Total Expenses of 1.30
                                                   -------------------------------------  -------------------------------------
                                                   Accumulation            Unit value of  Accumulation            Unit value of
                                                       units                accumulation     units                 accumulation
Variable Accounts                                   outstanding                units      outstanding                 units
-------------------------------------------------  ------------            -------------  ------------            -------------
SUNAMERICA SERIES TRUST (continued):
  Mid-Cap Growth Portfolio (Class 3)                     63,772            $       12.27       276,314            $       12.13
  Real Estate Portfolio (Class 3)                       228,826                     7.90     1,094,253                     7.79
  Small & Mid Cap Value Portfolio (Class 3)             284,667                    12.37     1,412,358                    12.22
  Small Company Value Portfolio (Class 3)               155,615                    10.79       839,190                    10.65
  Technology Portfolio (Class 3)                         14,626                    10.94        38,025                    10.81
  Telecom Utility Portfolio (Class 3)                    10,847                    12.05        38,992                    11.91
  Total Return Bond Portfolio (Class 3)                 501,138                    13.07     3,036,928                    12.81

INVESCO VARIABLE INSURANCE FUNDS (Series II):
  Invesco Van Kampen V.I. Capital Growth Fund             4,735            $       12.01        54,048            $       11.86
  Invesco Van Kampen V.I. Comstock Fund                 258,546                     9.67     1,361,769                     9.55
  Invesco Van Kampen V.I. Growth and Income Fund        311,006                    10.07     1,543,848                     9.94

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.:
  Diversified International Account (Class 1)                --            $          --            --            $          --
  Equity Income Account (Class 1)                            --                       --            --                       --
  Government & High Quality Bond Account
    (Class 1)                                                --                       --            --                       --
  Income Account (Class 1)                                   --                       --            --                       --
  LargeCap Blend Account II (Class 1)                        --                       --            --                       --
  LargeCap Growth Account (Class 1)                          --                       --            --                       --
  MidCap Blend Account (Class 1)                             --                       --            --                       --
  Money Market Account (Class 1)                             --                       --            --                       --
  Principal Capital Appreciation Account
    (Class 1)                                                --                       --            --                       --
  Real Estate Securities Account (Class 1)                   --                       --            --                       --
  SAM Balanced Portfolio (Class 1)                           --                       --            --                       --
  SAM Conservative Balanced Portfolio (Class 1)              --                       --            --                       --
  SAM Conservative Growth Portfolio (Class 1)                --                       --            --                       --
  SAM Flexible Income Portfolio (Class 1)                    --                       --            --                       --
  SAM Strategic Growth Portfolio (Class 1)                   --                       --            --                       --
  Short-Term Income Account (Class 1)                        --                       --            --                       --
  SmallCap Growth Account II (Class 1)                       --                       --            --                       --
  SmallCap Value Account I (Class 1)                         --                       --            --                       --
  Diversified International Account (Class 2)                --                       --            --                       --
  Equity Income Account (Class 2)                            --                       --            --                       --
  Government & High Quality Bond Account
    (Class 2)                                                --                       --            --                       --
  Income Account (Class 2)                                   --                       --            --                       --
  LargeCap Blend Account II (Class 2)                        --                       --            --                       --
  LargeCap Growth Account (Class 2)                          --                       --            --                       --
  MidCap Blend Account (Class 2)                             --                       --            --                       --
  Money Market Account (Class 2)                             --                       --            --                       --
  Principal Capital Appreciation Account
    (Class 2)                                                --                       --            --                       --
  Real Estate Securities Account (Class 2)                   --                       --            --                       --
  SAM Balanced Portfolio (Class 2)                           --                       --            --                       --
  SAM Conservative Balanced Portfolio (Class 2)              --                       --            --                       --
  SAM Conservative Growth Portfolio (Class 2)                --                       --            --                       --
  SAM Flexible Income Portfolio (Class 2)                    --                       --            --                       --
  SAM Strategic Growth Portfolio (Class 2)                   --                       --            --                       --
  Short-Term Income Account (Class 2)                        --                       --            --                       --
  SmallCap Growth Account II (Class 2)                       --                       --            --                       --
  SmallCap Value Account I (Class 2)                         --                       --            --                       --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST
    (Class A):
  Columbia Asset Allocation Fund, Variable Series            --            $          --            --            $          --
  Columbia Large Cap Value Fund, Variable Series             --                       --            --                       --
  Columbia Small Company Growth Fund, Variable
    Series                                                   --                       --            --                       --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
  Columbia High Yield Fund, Variable Series
    (Class A)                                                --            $          --            --            $          --
  Columbia Marsico Focused Equities Fund,
    Variable Series (Class A)                                --                       --            --                       --
  Columbia Marsico Growth Fund, Variable Series
    (Class A)                                                --                       --            --                       --
  Columbia Marsico 21st Century Fund, Variable
    Series (Class A)                                         --                       --            --                       --
  Columbia Mid Cap Growth Fund, Variable Series
    (Class A)                                                --                       --            --                       --
  Columbia Marsico International Opportunities
    Fund, Variable Series (Class B)                          --                       --            --                       --

AMERICAN FUNDS INSURANCE SERIES:
  Asset Allocation Fund (Class 2)                            --            $          --            --            $          --
  Global Growth Fund (Class 2)                               --                       --            --                       --
  Growth Fund (Class 2)                                      --                       --            --                       --
  Growth-Income Fund (Class 2)                               --                       --            --                       --
  Asset Allocation Fund (Class 3)                            --                       --       884,383                    47.37
  Cash Management Fund (Class 3)                             --                       --       591,670                    21.94
  Growth Fund (Class 3)                                      --                       --     1,241,144                   180.63
  Growth-Income Fund (Class 3)                               --                       --     1,649,673                   120.84
  High-Income Bond Fund (Class 3)                            --                       --       277,183                    80.43
  International Fund (Class 3)                               --                       --     1,159,893                    50.80
  U.S. Government/AAA-Rated Securities Fund
    (Class 3)                                                --                       --       650,871                    37.94

LORD ABBETT SERIES FUND, INC. (Class VC):
  Growth and Income Portfolio                           189,851            $        9.31       677,384            $        9.17
  Mid Cap Value Portfolio                                    --                       --            --                       --

BB&T VARIABLE INSURANCE FUNDS:
  BB&T Capital Manager Equity VIF                            --            $          --            --            $          --
  BB&T Mid Cap Growth VIF                                    --                       --            --                       --
  BB&T Select Equity VIF                                     --                       --            --                       --
  BB&T Special Opportunities Equity VIF                      --                       --            --                       --
  BB&T Total Return Bond VIF                                 --                       --            --                       --

MTB GROUP OF FUNDS:
  MTB Managed Allocation Fund - Moderate
    Growth II                                                --            $          --            --            $          --

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
    TRUST (Class 2):
  Franklin Income Securities Fund                       122,584            $       10.56       587,958            $       10.51
  Franklin Templeton VIP Founding Funds
    Allocation Fund                                      15,751                     9.32       305,497                     9.28

SEASONS SERIES TRUST (Class 3):
  Allocation Balanced Portfolio                          69,272            $       11.65       735,665            $       11.48
  Allocation Growth Portfolio                                --                       --        46,920                    11.17
  Allocation Moderate Growth Portfolio                  114,631                    11.34       874,350                    11.16
  Allocation Moderate Portfolio                          91,077                    11.62       790,445                    11.43
  Real Return Portfolio                                 191,613                    11.62     1,372,938                    11.43

                                                   Contracts With Total Expenses of 1.40   Contracts With Total Expenses of 1.52(1)
                                                   -------------------------------------   ----------------------------------------
                                                   Accumulation            Unit value of   Accumulation               Unit value of
                                                       units                accumulation       units                   accumulation
Variable Accounts                                   outstanding                units        outstanding                   units
-------------------------------------------------  ------------            -------------   ------------               -------------
SUNAMERICA SERIES TRUST (continued):
  Mid-Cap Growth Portfolio (Class 3)                     33,546            $       12.16      3,931,022               $       11.86
  Real Estate Portfolio (Class 3)                       162,015                     7.81      4,403,139                       21.74
  Small & Mid Cap Value Portfolio (Class 3)             176,556                    12.25      9,676,724                       20.30
  Small Company Value Portfolio (Class 3)               100,216                    10.68      6,977,807                        9.76
  Technology Portfolio (Class 3)                          2,057                    10.82      5,378,594                        2.38
  Telecom Utility Portfolio (Class 3)                     5,013                    11.93        402,777                       15.89
  Total Return Bond Portfolio (Class 3)                 218,208                    12.90      7,491,542                       25.96

INVESCO VARIABLE INSURANCE FUNDS (Series II):
  Invesco Van Kampen V.I. Capital Growth Fund             3,437            $       11.91        990,282               $       10.79
  Invesco Van Kampen V.I. Comstock Fund                 110,954                     9.56      9,322,330                       12.40
  Invesco Van Kampen V.I. Growth and Income Fund        205,799                     9.96     17,149,067                       14.02

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.:
  Diversified International Account (Class 1)           340,841            $        6.65             --               $          --
  Equity Income Account (Class 1)                     2,144,537                     9.65             --                          --
  Government & High Quality Bond Account
    (Class 1)                                           421,077                     7.99             --                          --
  Income Account (Class 1)                              931,198                     9.06             --                          --
  LargeCap Blend Account II (Class 1)                   317,461                     6.60             --                          --
  LargeCap Growth Account (Class 1)                      58,620                     7.22             --                          --
  MidCap Blend Account (Class 1)                        222,002                    10.61             --                          --
  Money Market Account (Class 1)                        453,288                     6.07             --                          --
  Principal Capital Appreciation Account
    (Class 1)                                           990,163                    12.94             --                          --
  Real Estate Securities Account (Class 1)               42,109                    17.99             --                          --
  SAM Balanced Portfolio (Class 1)                    4,880,393                    10.85        308,258                       10.73
  SAM Conservative Balanced Portfolio (Class 1)         754,294                     8.11             --                          --
  SAM Conservative Growth Portfolio (Class 1)         1,366,493                    10.86        261,721                       10.69
  SAM Flexible Income Portfolio (Class 1)             1,121,438                     9.51             --                          --
  SAM Strategic Growth Portfolio (Class 1)              633,164                    11.47         71,007                       11.33
  Short-Term Income Account (Class 1)                   205,300                     7.55             --                          --
  SmallCap Growth Account II (Class 1)                   58,927                     6.73             --                          --
  SmallCap Value Account I (Class 1)                     17,948                     9.48             --                          --
  Diversified International Account (Class 2)                --                       --             --                          --
  Equity Income Account (Class 2)                            --                       --        377,406                        8.95
  Government & High Quality Bond Account
    (Class 2)                                                --                       --             --                          --
  Income Account (Class 2)                                   --                       --             --                          --
  LargeCap Blend Account II (Class 2)                        --                       --             --                          --
  LargeCap Growth Account (Class 2)                          --                       --             --                          --
  MidCap Blend Account (Class 2)                             --                       --             --                          --
  Money Market Account (Class 2)                             --                       --             --                          --
  Principal Capital Appreciation Account
    (Class 2)                                                --                       --             --                          --
  Real Estate Securities Account (Class 2)                   --                       --             --                          --
  SAM Balanced Portfolio (Class 2)                           --                       --      1,565,227                       10.51
  SAM Conservative Balanced Portfolio (Class 2)              --                       --         20,411                       10.96
  SAM Conservative Growth Portfolio (Class 2)                --                       --        840,038                       10.46
  SAM Flexible Income Portfolio (Class 2)                    --                       --         17,758                       11.32
  SAM Strategic Growth Portfolio (Class 2)                   --                       --        299,757                       11.11
  Short-Term Income Account (Class 2)                        --                       --             --                          --
  SmallCap Growth Account II (Class 2)                       --                       --             --                          --
  SmallCap Value Account I (Class 2)                         --                       --             --                          --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST
    (Class A):
  Columbia Asset Allocation Fund, Variable Series            --            $          --         31,623               $       11.74
  Columbia Large Cap Value Fund, Variable Series             --                       --        275,972                       11.43
  Columbia Small Company Growth Fund, Variable
    Series                                                   --                       --         72,545                       12.29

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
  Columbia High Yield Fund, Variable Series
    (Class A)                                                --            $          --        359,234               $       18.55
  Columbia Marsico Focused Equities Fund,
    Variable Series (Class A)                                --                       --        666,083                       11.42
  Columbia Marsico Growth Fund, Variable Series
    (Class A)                                                --                       --        230,659                       10.91
  Columbia Marsico 21st Century Fund, Variable
    Series (Class A)                                         --                       --         69,952                       15.28
  Columbia Mid Cap Growth Fund, Variable Series
    (Class A)                                                --                       --         56,173                       11.58
  Columbia Marsico International Opportunities
    Fund, Variable Series (Class B)                          --                       --        198,784                       17.75

AMERICAN FUNDS INSURANCE SERIES:
  Asset Allocation Fund (Class 2)                            --            $          --        384,750               $       15.87
  Global Growth Fund (Class 2)                               --                       --      5,730,041                       23.01
  Growth Fund (Class 2)                                      --                       --      9,177,034                       19.79
  Growth-Income Fund (Class 2)                               --                       --     10,272,619                       16.40
  Asset Allocation Fund (Class 3)                        38,577                    46.75             --                          --
  Cash Management Fund (Class 3)                         20,488                    21.65             --                          --
  Growth Fund (Class 3)                                  41,255                   178.27             --                          --
  Growth-Income Fund (Class 3)                           77,591                   119.25             --                          --
  High-Income Bond Fund (Class 3)                        10,427                    79.38             --                          --
  International Fund (Class 3)                           35,501                    50.14             --                          --
  U.S. Government/AAA-Rated Securities Fund
    (Class 3)                                            36,709                    37.44             --                          --

LORD ABBETT SERIES FUND, INC. (Class VC):
  Growth and Income Portfolio                           145,169            $        9.19      9,847,639               $       11.89
  Mid Cap Value Portfolio                                    --                       --         52,187                       13.75

BB&T VARIABLE INSURANCE FUNDS:
  BB&T Capital Manager Equity VIF                            --            $          --        102,935               $       10.21
  BB&T Mid Cap Growth VIF                                    --                       --             --                          --
  BB&T Select Equity VIF                                     --                       --         95,754                        9.21
  BB&T Special Opportunities Equity VIF                      --                       --        530,677                       15.03
  BB&T Total Return Bond VIF                                 --                       --        377,508                       12.36

MTB GROUP OF FUNDS:
  MTB Managed Allocation Fund - Moderate
    Growth II                                                --            $          --             20               $        9.77

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
    TRUST (Class 2):
  Franklin Income Securities Fund                        40,756            $       10.48      2,462,668               $       10.43
  Franklin Templeton VIP Founding Funds
    Allocation Fund                                      49,171                     9.26      2,364,770                        9.22

SEASONS SERIES TRUST (Class 3):
  Allocation Balanced Portfolio                          70,920            $       11.55        913,369               $       11.46
  Allocation Growth Portfolio                                --                       --         52,618                       11.14
  Allocation Moderate Growth Portfolio                   38,435                    11.22      1,706,058                       11.13
  Allocation Moderate Portfolio                         113,000                    11.50      1,275,657                       11.40
  Real Return Portfolio                                 108,732                    11.51      2,743,559                       11.40

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies, Polaris Preferred Solution, and Polaris Platinum III products.

(6)   Offered in WM Diversified Strategies III product.

(7)   Offered in Polaris Platinum III product.

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                                  Contracts With Total Expenses of 1.52(2)  Contracts With Total Expenses of 1.52(3)
                                                  ----------------------------------------  ----------------------------------------
                                                  Accumulation               Unit value of  Accumulation               Unit value of
                                                     units                    accumulation      units                   accumulation
Variable Accounts                                 outstanding                    units       outstanding                   units
------------------------------------------------  ------------               -------------  ------------               -------------
ANCHOR SERIES TRUST:
  Asset Allocation Portfolio (Class 1)               5,321,591               $       27.67            --               $          --
  Capital Appreciation Portfolio (Class 1)           6,275,336                       52.43       121,698                       13.55
  Government and Quality Bond Portfolio
    (Class 1)                                        7,397,135                       19.94        93,669                       13.62
  Growth Portfolio (Class 1)                         3,251,085                       33.48            --                          --
  Natural Resources Portfolio (Class 1)              1,522,612                       59.04            --                          --
  Asset Allocation Portfolio (Class 2)                      --                          --            --                          --
  Capital Appreciation Portfolio (Class 2)                  --                          --            --                          --
  Government and Quality Bond Portfolio
    (Class 2)                                               --                          --            --                          --
  Growth Portfolio (Class 2)                                --                          --            --                          --
  Natural Resources Portfolio (Class 2)                     --                          --            --                          --
  Asset Allocation Portfolio (Class 3)                      --                          --            --                          --
  Capital Appreciation Portfolio (Class 3)                  --                          --            --                          --
  Government and Quality Bond Portfolio
    (Class 3)                                               --                          --            --                          --
  Growth Portfolio (Class 3)                                --                          --            --                          --
  Natural Resources Portfolio (Class 3)                     --                          --            --                          --

SUNAMERICA SERIES TRUST:
  Aggressive Growth Portfolio (Class 1)              2,343,678               $       13.29        16,613               $        7.03
  Alliance Growth Portfolio (Class 1)                5,808,340                       32.94        38,347                        9.23
  Balanced Portfolio (Class 1)                       3,043,316                       16.72        25,764                        9.43
  Blue Chip Growth Portfolio (Class 1)               1,031,437                        6.41        45,876                        7.79
  Capital Growth Portfolio (Class 1)                   863,616                        7.51            --                          --
  Cash Management Portfolio (Class 1)                6,072,906                       13.30        27,826                       10.28
  Corporate Bond Portfolio (Class 1)                 4,774,010                       23.88            --                          --
  Davis Venture Value Portfolio (Class 1)           14,017,094                       35.94       124,476                       12.50
  "Dogs" of Wall Street Portfolio (Class 1)          1,636,926                       12.42            --                          --
  Emerging Markets Portfolio (Class 1)               2,970,842                       23.24         9,849                       34.81
  Equity Opportunities Portfolio (Class 1)           1,837,635                       18.70            --                          --
  Fundamental Growth Portfolio (Class 1)             2,734,427                       18.09        22,672                        7.46
  Global Bond Portfolio (Class 1)                    2,337,294                       22.78        25,816                       14.96
  Global Equities Portfolio (Class 1)                3,064,875                       21.20         8,793                        9.74
  Growth Opportunities Portfolio (Class 1)           1,987,443                        6.12            --                          --
  Growth-Income Portfolio (Class 1)                  5,452,570                       27.02        81,217                        8.57
  High-Yield Bond Portfolio (Class 1)                3,824,480                       22.20            --                          --
  International Diversified Equities Portfolio
    (Class 1)                                        4,238,741                       13.41            --                          --
  International Growth and Income Portfolio
    (Class 1)                                        4,199,494                       14.12        88,283                       10.12
  Marsico Focused Growth Portfolio (Class 1)         1,326,403                       11.86            --                          --
  MFS Massachusetts Investors Trust Portfolio
    (Class 1)                                        2,535,967                       23.27        25,352                       11.25
  MFS Total Return Portfolio (Class 1)               6,288,762                       28.02       102,582                       13.06
  Mid-Cap Growth Portfolio (Class 1)                 3,480,708                       12.13        71,787                        7.22
  Real Estate Portfolio (Class 1)                    1,601,562                       22.22            --                          --
  Technology Portfolio (Class 1)                     4,757,364                        2.44            --                          --
  Telecom Utility Portfolio (Class 1)                1,026,040                       16.22            --                          --
  Total Return Bond Portfolio (Class 1)              2,732,126                       26.51            --                          --
  Aggressive Growth Portfolio (Class 2)                     --                          --            --                          --
  Alliance Growth Portfolio (Class 2)                       --                          --            --                          --
  Balanced Portfolio (Class 2)                              --                          --            --                          --
  Blue Chip Growth Portfolio (Class 2)                      --                          --            --                          --
  Capital Growth Portfolio (Class 2)                        --                          --            --                          --
  Cash Management Portfolio (Class 2)                       --                          --            --                          --
  Corporate Bond Portfolio (Class 2)                        --                          --            --                          --
  Davis Venture Value Portfolio (Class 2)                   --                          --            --                          --
  "Dogs" of Wall Street Portfolio (Class 2)                 --                          --            --                          --
  Emerging Markets Portfolio (Class 2)                      --                          --            --                          --
  Equity Opportunities Portfolio (Class 2)                  --                          --            --                          --
  Foreign Value Portfolio (Class 2)                         --                          --            --                          --
  Fundamental Growth Portfolio (Class 2)                    --                          --            --                          --
  Global Bond Portfolio (Class 2)                           --                          --            --                          --
  Global Equities Portfolio (Class 2)                       --                          --            --                          --
  Growth Opportunities Portfolio (Class 2)                  --                          --            --                          --
  Growth-Income Portfolio (Class 2)                         --                          --            --                          --
  High-Yield Bond Portfolio (Class 2)                       --                          --            --                          --
  International Diversified Equities Portfolio
    (Class 2)                                               --                          --            --                          --
  International Growth and Income Portfolio
    (Class 2)                                               --                          --            --                          --
  Marsico Focused Growth Portfolio (Class 2)                --                          --            --                          --
  MFS Massachusetts Investors Trust Portfolio
    (Class 2)                                               --                          --            --                          --
  MFS Total Return Portfolio (Class 2)                      --                          --            --                          --
  Mid-Cap Growth Portfolio (Class 2)                        --                          --            --                          --
  Real Estate Portfolio (Class 2)                           --                          --            --                          --
  Small & Mid Cap Value Portfolio (Class 2)                 --                          --            --                          --
  Technology Portfolio (Class 2)                            --                          --            --                          --
  Telecom Utility Portfolio (Class 2)                       --                          --            --                          --
  Total Return Bond Portfolio (Class 2)                     --                          --            --                          --
  Aggressive Growth Portfolio (Class 3)                     --                          --            --                          --
  Alliance Growth Portfolio (Class 3)                       --                          --            --                          --
  American Funds Asset Allocation SAST Portfolio
    (Class 3)                                               --                          --            --                          --
  American Funds Global Growth SAST Portfolio
    (Class 3)                                               --                          --            --                          --
  American Funds Growth SAST Portfolio (Class 3)            --                          --            --                          --
  American Funds Growth-Income SAST Portfolio
    (Class 3)                                               --                          --            --                          --
  Balanced Portfolio (Class 3)                              --                          --            --                          --
  Blue Chip Growth Portfolio (Class 3)                      --                          --            --                          --
  Capital Growth Portfolio (Class 3)                        --                          --            --                          --
  Cash Management Portfolio (Class 3)                       --                          --            --                          --
  Corporate Bond Portfolio (Class 3)                        --                          --            --                          --
  Davis Venture Value Portfolio (Class 3)                   --                          --            --                          --
  "Dogs" of Wall Street Portfolio (Class 3)                 --                          --            --                          --
  Emerging Markets Portfolio (Class 3)                      --                          --            --                          --
  Equity Opportunities Portfolio (Class 3)                  --                          --            --                          --
  Foreign Value Portfolio (Class 3)                  1,390,358                       16.87            --                          --
  Fundamental Growth Portfolio (Class 3)                    --                          --            --                          --
  Global Bond Portfolio (Class 3)                           --                          --            --                          --
  Global Equities Portfolio (Class 3)                       --                          --            --                          --
  Growth Opportunities Portfolio (Class 3)                  --                          --            --                          --
  Growth-Income Portfolio (Class 3)                         --                          --            --                          --
  High-Yield Bond Portfolio (Class 3)                       --                          --            --                          --
  International Diversified Equities Portfolio
    (Class 3)                                               --                          --            --                          --
  International Growth and Income Portfolio
    (Class 3)                                               --                          --            --                          --
  Marsico Focused Growth Portfolio (Class 3)                --                          --            --                          --
  MFS Massachusetts Investors Trust Portfolio
    (Class 3)                                               --                          --            --                          --
  MFS Total Return Portfolio (Class 3)                      --                          --            --                          --

                                                  Contracts With Total Expenses of 1.52(4)  Contracts With Total Expenses of 1.55(5)
                                                  ----------------------------------------  ----------------------------------------
                                                  Accumulation               Unit value of  Accumulation               Unit value of
                                                      units                   accumulation      units                   accumulation
Variable Accounts                                  outstanding                   units       outstanding                   units
------------------------------------------------  ------------               -------------  ------------               -------------
ANCHOR SERIES TRUST:
  Asset Allocation Portfolio (Class 1)                      --               $          --            --               $          --
  Capital Appreciation Portfolio (Class 1)                  --                          --            --                          --
  Government and Quality Bond Portfolio
    (Class 1)                                               --                          --            --                          --
  Growth Portfolio (Class 1)                                --                          --            --                          --
  Natural Resources Portfolio (Class 1)                     --                          --            --                          --
  Asset Allocation Portfolio (Class 2)                   6,380                       27.29            --                          --
  Capital Appreciation Portfolio (Class 2)              17,487                       52.24        17,391                       51.61
  Government and Quality Bond Portfolio
    (Class 2)                                           70,213                       19.69            --                          --
  Growth Portfolio (Class 2)                            25,485                       33.07            --                          --
  Natural Resources Portfolio (Class 2)                  5,827                       58.45            --                          --
  Asset Allocation Portfolio (Class 3)                 247,861                       27.03         9,859                       11.47
  Capital Appreciation Portfolio (Class 3)             829,798                       51.41       453,811                       12.96
  Government and Quality Bond Portfolio
    (Class 3)                                        2,968,427                       19.51       822,248                       11.46
  Growth Portfolio (Class 3)                           414,553                       32.81        29,105                       10.51
  Natural Resources Portfolio (Class 3)                250,362                       57.79        94,597                       12.61

SUNAMERICA SERIES TRUST:
  Aggressive Growth Portfolio (Class 1)                     --               $          --            --               $          --
  Alliance Growth Portfolio (Class 1)                       --                          --            --                          --
  Balanced Portfolio (Class 1)                              --                          --            --                          --
  Blue Chip Growth Portfolio (Class 1)                      --                          --            --                          --
  Capital Growth Portfolio (Class 1)                        --                          --            --                          --
  Cash Management Portfolio (Class 1)                       --                          --            --                          --
  Corporate Bond Portfolio (Class 1)                        --                          --            --                          --
  Davis Venture Value Portfolio (Class 1)                   --                          --            --                          --
  "Dogs" of Wall Street Portfolio (Class 1)                 --                          --            --                          --
  Emerging Markets Portfolio (Class 1)                      --                          --            --                          --
  Equity Opportunities Portfolio (Class 1)                  --                          --            --                          --
  Fundamental Growth Portfolio (Class 1)                    --                          --            --                          --
  Global Bond Portfolio (Class 1)                           --                          --            --                          --
  Global Equities Portfolio (Class 1)                       --                          --            --                          --
  Growth Opportunities Portfolio (Class 1)                  --                          --            --                          --
  Growth-Income Portfolio (Class 1)                         --                          --            --                          --
  High-Yield Bond Portfolio (Class 1)                       --                          --            --                          --
  International Diversified Equities Portfolio
    (Class 1)                                               --                          --            --                          --
  International Growth and Income Portfolio
    (Class 1)                                               --                          --            --                          --
  Marsico Focused Growth Portfolio (Class 1)                --                          --            --                          --
  MFS Massachusetts Investors Trust Portfolio
    (Class 1)                                               --                          --            --                          --
  MFS Total Return Portfolio (Class 1)                      --                          --            --                          --
  Mid-Cap Growth Portfolio (Class 1)                        --                          --            --                          --
  Real Estate Portfolio (Class 1)                           --                          --            --                          --
  Technology Portfolio (Class 1)                            --                          --            --                          --
  Telecom Utility Portfolio (Class 1)                       --                          --            --                          --
  Total Return Bond Portfolio (Class 1)                     --                          --            --                          --
  Aggressive Growth Portfolio (Class 2)                  7,649                       13.09            --                          --
  Alliance Growth Portfolio (Class 2)                   12,904                       32.35         4,678                       32.23
  Balanced Portfolio (Class 2)                          13,060                       16.48            --                          --
  Blue Chip Growth Portfolio (Class 2)                  43,976                        6.33            --                          --
  Capital Growth Portfolio (Class 2)                     1,895                        7.41            --                          --
  Cash Management Portfolio (Class 2)                   74,878                       13.12            --                          --
  Corporate Bond Portfolio (Class 2)                    38,055                       23.56            --                          --
  Davis Venture Value Portfolio (Class 2)               39,697                       35.41        10,346                       35.35
  "Dogs" of Wall Street Portfolio (Class 2)              1,965                       12.26            --                          --
  Emerging Markets Portfolio (Class 2)                  13,404                       22.93            --                          --
  Equity Opportunities Portfolio (Class 2)              22,669                       18.45            --                          --
  Foreign Value Portfolio (Class 2)                      8,331                       16.99            --                          --
  Fundamental Growth Portfolio (Class 2)                 3,917                       17.83            --                          --
  Global Bond Portfolio (Class 2)                       14,799                       22.46            --                          --
  Global Equities Portfolio (Class 2)                   16,501                       20.92         6,051                       20.89
  Growth Opportunities Portfolio (Class 2)               5,487                        6.04            --                          --
  Growth-Income Portfolio (Class 2)                     10,091                       26.61            --                          --
  High-Yield Bond Portfolio (Class 2)                   12,095                       21.89            --                          --
  International Diversified Equities Portfolio
    (Class 2)                                           41,115                       13.23            --                          --
  International Growth and Income Portfolio
    (Class 2)                                           18,571                       13.95            --                          --
  Marsico Focused Growth Portfolio (Class 2)                --                          --            --                          --
  MFS Massachusetts Investors Trust Portfolio
    (Class 2)                                            6,945                       22.98            --                          --
  MFS Total Return Portfolio (Class 2)                  27,863                       27.64            --                          --
  Mid-Cap Growth Portfolio (Class 2)                    28,930                       11.95        17,630                       11.94
  Real Estate Portfolio (Class 2)                       14,180                       21.92            --                          --
  Small & Mid Cap Value Portfolio (Class 2)             31,750                       20.45            --                          --
  Technology Portfolio (Class 2)                         8,188                        2.40         8,694                        2.40
  Telecom Utility Portfolio (Class 2)                       --                          --            --                          --
  Total Return Bond Portfolio (Class 2)                     --                          --            --                          --
  Aggressive Growth Portfolio (Class 3)                152,587                       12.97        42,160                        8.37
  Alliance Growth Portfolio (Class 3)                  571,237                       32.10        16,316                       10.51
  American Funds Asset Allocation SAST Portfolio
    (Class 3)                                              865                       10.21       384,555                       10.17
  American Funds Global Growth SAST Portfolio
    (Class 3)                                           62,130                       11.24     1,326,554                       11.31
  American Funds Growth SAST Portfolio (Class 3)        67,714                       10.30       825,488                       10.24
  American Funds Growth-Income SAST Portfolio
    (Class 3)                                           52,659                        9.34       414,422                        9.49
  Balanced Portfolio (Class 3)                         161,966                       16.35       121,445                       10.74
  Blue Chip Growth Portfolio (Class 3)                 191,182                        6.28       287,698                       10.62
  Capital Growth Portfolio (Class 3)                   243,114                        7.33        12,817                        9.77
  Cash Management Portfolio (Class 3)                1,869,611                       13.02       100,741                        9.92
  Corporate Bond Portfolio (Class 3)                 2,019,375                       23.28       770,490                       13.49
  Davis Venture Value Portfolio (Class 3)            1,394,864                       35.14       907,358                        9.91
  "Dogs" of Wall Street Portfolio (Class 3)            132,750                       12.15        87,173                       10.38
  Emerging Markets Portfolio (Class 3)                 670,718                       22.71       199,484                       14.18
  Equity Opportunities Portfolio (Class 3)             403,071                       18.29        12,146                        9.70
  Foreign Value Portfolio (Class 3)                  1,401,801                       16.87     1,493,966                        9.52
  Fundamental Growth Portfolio (Class 3)               125,017                       17.68        23,291                       10.43
  Global Bond Portfolio (Class 3)                      518,024                       22.29       345,639                       12.64
  Global Equities Portfolio (Class 3)                  157,166                       20.70        70,623                        9.67
  Growth Opportunities Portfolio (Class 3)             891,665                        5.98       429,700                       11.61
  Growth-Income Portfolio (Class 3)                     61,464                       26.40        43,758                        8.98
  High-Yield Bond Portfolio (Class 3)                  394,621                       21.72       197,950                       10.91
  International Diversified Equities Portfolio
    (Class 3)                                        1,450,083                       13.14        71,860                       10.00
  International Growth and Income Portfolio
    (Class 3)                                          925,675                       13.78        97,061                        8.21
  Marsico Focused Growth Portfolio (Class 3)            56,226                       11.59       243,830                       10.73
  MFS Massachusetts Investors Trust Portfolio
    (Class 3)                                          144,140                       22.79       708,148                       10.60
  MFS Total Return Portfolio (Class 3)                 894,594                       27.42        92,688                       10.53

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies, Polaris Preferred Solution, and Polaris Platinum III products.

(6)   Offered in WM Diversified Strategies III product.

(7)   Offered in Polaris Platinum III product.

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                                  Contracts With Total Expenses of 1.52(2)  Contracts With Total Expenses of 1.52(3)
                                                  ----------------------------------------  ----------------------------------------
                                                  Accumulation               Unit value of  Accumulation               Unit value of
                                                      units                   accumulation     units                    accumulation
Variable Accounts                                  outstanding                   units      outstanding                    units
------------------------------------------------  ------------               -------------  ------------               -------------
SUNAMERICA SERIES TRUST (continued):
  Mid-Cap Growth Portfolio (Class 3)                        --               $          --            --               $          --
  Real Estate Portfolio (Class 3)                           --                          --            --                          --
  Small & Mid Cap Value Portfolio (Class 3)          1,012,851                       20.30            --                          --
  Small Company Value Portfolio (Class 3)                   --                          --            --                          --
  Technology Portfolio (Class 3)                            --                          --            --                          --
  Telecom Utility Portfolio (Class 3)                       --                          --            --                          --
  Total Return Bond Portfolio (Class 3)                     --                          --            --                          --

INVESCO VARIABLE INSURANCE FUNDS (Series II):
  Invesco Van Kampen V.I. Capital Growth Fund          467,275               $       10.74            --               $          --
  Invesco Van Kampen V.I. Comstock Fund              4,926,791                       12.39            --                          --
  Invesco Van Kampen V.I. Growth and Income Fund     3,853,713                       14.07            --                          --

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.:
  Diversified International Account (Class 1)               --               $          --            --               $          --
  Equity Income Account (Class 1)                           --                          --            --                          --
  Government & High Quality Bond Account
    (Class 1)                                               --                          --            --                          --
  Income Account (Class 1)                                  --                          --            --                          --
  LargeCap Blend Account II (Class 1)                       --                          --            --                          --
  LargeCap Growth Account (Class 1)                         --                          --            --                          --
  MidCap Blend Account (Class 1)                            --                          --            --                          --
  Money Market Account (Class 1)                            --                          --            --                          --
  Principal Capital Appreciation Account
    (Class 1)                                               --                          --            --                          --
  Real Estate Securities Account (Class 1)                  --                          --            --                          --
  SAM Balanced Portfolio (Class 1)                          --                          --            --                          --
  SAM Conservative Balanced Portfolio (Class 1)             --                          --            --                          --
  SAM Conservative Growth Portfolio (Class 1)               --                          --            --                          --
  SAM Flexible Income Portfolio (Class 1)                   --                          --            --                          --
  SAM Strategic Growth Portfolio (Class 1)                  --                          --            --                          --
  Short-Term Income Account (Class 1)                       --                          --            --                          --
  SmallCap Growth Account II (Class 1)                      --                          --            --                          --
  SmallCap Value Account I (Class 1)                        --                          --            --                          --
  Diversified International Account (Class 2)               --                          --            --                          --
  Equity Income Account (Class 2)                           --                          --            --                          --
  Government & High Quality Bond Account
    (Class 2)                                               --                          --            --                          --
  Income Account (Class 2)                                  --                          --            --                          --
  LargeCap Blend Account II (Class 2)                       --                          --            --                          --
  LargeCap Growth Account (Class 2)                         --                          --            --                          --
  MidCap Blend Account (Class 2)                            --                          --            --                          --
  Money Market Account (Class 2)                            --                          --            --                          --
  Principal Capital Appreciation Account
    (Class 2)                                               --                          --            --                          --
  Real Estate Securities Account (Class 2)                  --                          --            --                          --
  SAM Balanced Portfolio (Class 2)                          --                          --            --                          --
  SAM Conservative Balanced Portfolio (Class 2)             --                          --            --                          --
  SAM Conservative Growth Portfolio (Class 2)               --                          --            --                          --
  SAM Flexible Income Portfolio (Class 2)                   --                          --            --                          --
  SAM Strategic Growth Portfolio (Class 2)                  --                          --            --                          --
  Short-Term Income Account (Class 2)                       --                          --            --                          --
  SmallCap Growth Account II (Class 2)                      --                          --            --                          --
  SmallCap Value Account I (Class 2)                        --                          --            --                          --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST
    (Class A):
  Columbia Asset Allocation Fund, Variable
    Series                                                  --               $          --        22,286               $       11.74
  Columbia Large Cap Value Fund, Variable Series            --                          --        35,531                       11.43
  Columbia Small Company Growth Fund, Variable
    Series                                                  --                          --        65,586                       12.29

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
  Columbia High Yield Fund, Variable Series
    (Class A)                                               --               $          --        54,817               $       18.55
  Columbia Marsico Focused Equities Fund,
    Variable Series (Class A)                               --                          --       120,098                       11.42
  Columbia Marsico Growth Fund, Variable Series
    (Class A)                                               --                          --        57,507                       10.91
  Columbia Marsico 21st Century Fund, Variable
    Series (Class A)                                        --                          --        25,154                       15.28
  Columbia Mid Cap Growth Fund, Variable Series
    (Class A)                                               --                          --        38,941                       11.58
  Columbia Marsico International Opportunities
    Fund, Variable Series (Class B)                         --                          --        25,707                       17.75

AMERICAN FUNDS INSURANCE SERIES:
  Asset Allocation Fund (Class 2)                    4,750,892               $       15.87            --               $          --
  Global Growth Fund (Class 2)                       4,390,035                       23.01            --                          --
  Growth Fund (Class 2)                              6,238,826                       19.79            --                          --
  Growth-Income Fund (Class 2)                       8,669,780                       16.40            --                          --
  Asset Allocation Fund (Class 3)                           --                          --            --                          --
  Cash Management Fund (Class 3)                            --                          --            --                          --
  Growth Fund (Class 3)                                     --                          --            --                          --
  Growth-Income Fund (Class 3)                              --                          --            --                          --
  High-Income Bond Fund (Class 3)                           --                          --            --                          --
  International Fund (Class 3)                              --                          --            --                          --
  U.S. Government/AAA-Rated Securities Fund
    (Class 3)                                               --                          --            --                          --

LORD ABBETT SERIES FUND, INC. (Class VC):
  Growth and Income Portfolio                        3,523,021               $       11.89            --               $          --
  Mid Cap Value Portfolio                            2,282,157                       13.75            --                          --

BB&T VARIABLE INSURANCE FUNDS:
  BB&T Capital Manager Equity VIF                           --               $          --            --               $          --
  BB&T Mid Cap Growth VIF                                   --                          --            --                          --
  BB&T Select Equity VIF                                    --                          --            --                          --
  BB&T Special Opportunities Equity VIF                     --                          --            --                          --
  BB&T Total Return Bond VIF                                --                          --            --                          --

MTB GROUP OF FUNDS:
  MTB Managed Allocation Fund - Moderate
    Growth II                                               --               $          --            --               $          --

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
    TRUST (Class 2):
  Franklin Income Securities Fund                           --               $          --            --               $          --
  Franklin Templeton VIP Founding Funds
    Allocation Fund                                         --                          --            --                          --

SEASONS SERIES TRUST (Class 3):
  Allocation Balanced Portfolio                             --               $          --            --               $          --
  Allocation Growth Portfolio                               --                          --            --                          --
  Allocation Moderate Growth Portfolio                      --                          --            --                          --
  Allocation Moderate Portfolio                             --                          --            --                          --
  Real Return Portfolio                                     --                          --            --                          --

                                                  Contracts With Total Expenses of 1.52(4)  Contracts With Total Expenses of 1.55(5)
                                                  ----------------------------------------  ----------------------------------------
                                                  Accumulation               Unit value of  Accumulation              Unit value of
                                                     units                    accumulation     units                   accumulation
Variable Accounts                                  outstanding                   units       outstanding                  units
------------------------------------------------  ------------               -------------  ------------              --------------
SUNAMERICA SERIES TRUST (continued):
  Mid-Cap Growth Portfolio (Class 3)                   547,776               $       11.86       149,661              $        12.07
  Real Estate Portfolio (Class 3)                      425,034                       21.74       688,607                        7.76
  Small & Mid Cap Value Portfolio (Class 3)          1,320,961                       20.30       847,053                       12.17
  Small Company Value Portfolio (Class 3)              554,128                        9.76       498,448                       10.60
  Technology Portfolio (Class 3)                       817,450                        2.38        19,990                       10.76
  Telecom Utility Portfolio (Class 3)                   21,229                       15.89         9,673                       11.78
  Total Return Bond Portfolio (Class 3)                 77,079                       25.96     1,994,513                       12.76

INVESCO VARIABLE INSURANCE FUNDS (Series II):
  Invesco Van Kampen V.I. Capital Growth Fund          137,894               $       10.91        26,718              $        11.80
  Invesco Van Kampen V.I. Comstock Fund                904,711                       12.48       863,589                        9.50
  Invesco Van Kampen V.I. Growth and Income Fund     1,764,355                       13.97       941,148                        9.89

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.:
  Diversified International Account (Class 1)               --               $          --        19,846              $         6.57
  Equity Income Account (Class 1)                           --                          --       327,934                        9.52
  Government & High Quality Bond Account
    (Class 1)                                               --                          --       101,246                        7.87
  Income Account (Class 1)                                  --                          --       187,808                        8.93
  LargeCap Blend Account II (Class 1)                       --                          --       149,032                        6.51
  LargeCap Growth Account (Class 1)                         --                          --        28,756                        7.12
  MidCap Blend Account (Class 1)                            --                          --        27,986                       10.46
  Money Market Account (Class 1)                            --                          --       189,314                        6.02
  Principal Capital Appreciation Account
    (Class 1)                                               --                          --       130,392                       12.75
  Real Estate Securities Account (Class 1)                  --                          --         5,725                       17.51
  SAM Balanced Portfolio (Class 1)                          --                          --     1,118,359                       10.70
  SAM Conservative Balanced Portfolio (Class 1)             --                          --       124,399                        8.01
  SAM Conservative Growth Portfolio (Class 1)               --                          --       659,924                       10.70
  SAM Flexible Income Portfolio (Class 1)                   --                          --       103,848                        9.39
  SAM Strategic Growth Portfolio (Class 1)                  --                          --       202,959                       11.30
  Short-Term Income Account (Class 1)                       --                          --        47,806                        7.46
  SmallCap Growth Account II (Class 1)                      --                          --        16,191                        6.65
  SmallCap Value Account I (Class 1)                        --                          --         1,501                        9.35
  Diversified International Account (Class 2)               --                          --            --                          --
  Equity Income Account (Class 2)                           --                          --            --                          --
  Government & High Quality Bond Account
    (Class 2)                                               --                          --            --                          --
  Income Account (Class 2)                                  --                          --            --                          --
  LargeCap Blend Account II (Class 2)                       --                          --            --                          --
  LargeCap Growth Account (Class 2)                         --                          --            --                          --
  MidCap Blend Account (Class 2)                            --                          --            --                          --
  Money Market Account (Class 2)                            --                          --            --                          --
  Principal Capital Appreciation Account
    (Class 2)                                               --                          --            --                          --
  Real Estate Securities Account (Class 2)                  --                          --            --                          --
  SAM Balanced Portfolio (Class 2)                          --                          --            --                          --
  SAM Conservative Balanced Portfolio (Class 2)             --                          --            --                          --
  SAM Conservative Growth Portfolio (Class 2)               --                          --            --                          --
  SAM Flexible Income Portfolio (Class 2)                   --                          --            --                          --
  SAM Strategic Growth Portfolio (Class 2)                  --                          --            --                          --
  Short-Term Income Account (Class 2)                       --                          --            --                          --
  SmallCap Growth Account II (Class 2)                      --                          --            --                          --
  SmallCap Value Account I (Class 2)                        --                          --            --                          --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST
    (Class A):
  Columbia Asset Allocation Fund, Variable
    Series                                                  --               $          --            --              $           --
  Columbia Large Cap Value Fund, Variable Series            --                          --            --                          --
  Columbia Small Company Growth Fund, Variable
    Series                                                  --                          --            --                          --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
  Columbia High Yield Fund, Variable Series
    (Class A)                                          413,137               $       18.48            --              $           --
  Columbia Marsico Focused Equities Fund,
    Variable Series (Class A)                        1,227,280                       11.47            --                          --
  Columbia Marsico Growth Fund, Variable Series
    (Class A)                                               --                          --            --                          --
  Columbia Marsico 21st Century Fund, Variable
    Series (Class A)                                        --                          --            --                          --
  Columbia Mid Cap Growth Fund, Variable Series
    (Class A)                                               --                          --            --                          --
  Columbia Marsico International Opportunities
    Fund, Variable Series (Class B)                         --                          --            --                          --

AMERICAN FUNDS INSURANCE SERIES:
  Asset Allocation Fund (Class 2)                           --               $          --            --              $           --
  Global Growth Fund (Class 2)                       1,680,471                       23.01            --                          --
  Growth Fund (Class 2)                              2,339,518                       19.79            --                          --
  Growth-Income Fund (Class 2)                       2,187,771                       16.40            --                          --
  Asset Allocation Fund (Class 3)                           --                          --            --                          --
  Cash Management Fund (Class 3)                            --                          --            --                          --
  Growth Fund (Class 3)                                     --                          --            --                          --
  Growth-Income Fund (Class 3)                              --                          --            --                          --
  High-Income Bond Fund (Class 3)                           --                          --            --                          --
  International Fund (Class 3)                              --                          --            --                          --
  U.S. Government/AAA-Rated Securities Fund
    (Class 3)                                               --                          --            --                          --

LORD ABBETT SERIES FUND, INC. (Class VC):
  Growth and Income Portfolio                          695,816               $       11.89       456,006              $         9.13
  Mid Cap Value Portfolio                                   --                          --            --                          --

BB&T VARIABLE INSURANCE FUNDS:
  BB&T Capital Manager Equity VIF                       48,694               $       10.21            --              $           --
  BB&T Mid Cap Growth VIF                                   --                          --            --                          --
  BB&T Select Equity VIF                                29,547                        9.21            --                          --
  BB&T Special Opportunities Equity VIF                128,945                       15.03            --                          --
  BB&T Total Return Bond VIF                           146,183                       12.36            --                          --

MTB GROUP OF FUNDS:
  MTB Managed Allocation Fund - Moderate
    Growth II                                               --               $          --            --              $           --

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
    TRUST (Class 2):
  Franklin Income Securities Fund                           --               $          --       317,736              $        10.46
  Franklin Templeton VIP Founding Funds
    Allocation Fund                                         --                          --        97,824                        9.22

SEASONS SERIES TRUST (Class 3):
  Allocation Balanced Portfolio                             --               $          --       509,590              $        11.45
  Allocation Growth Portfolio                               --                          --        77,788                       11.13
  Allocation Moderate Growth Portfolio                      --                          --       554,283                       11.12
  Allocation Moderate Portfolio                             --                          --       524,671                       11.40
  Real Return Portfolio                                     --                          --       786,067                       11.40

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies, Polaris Preferred Solution, and Polaris Platinum III products.

(6)   Offered in WM Diversified Strategies III product.

(7)   Offered in Polaris Platinum III product.

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                                  Contracts With Total Expenses of 1.55(6)   Contracts With Total Expenses of 1.65
                                                  ----------------------------------------   -------------------------------------
                                                  Accumulation               Unit value of   Accumulation            Unit value of
                                                     units                    accumulation       units                accumulation
Variable Accounts                                 outstanding                    units        outstanding                units
------------------------------------------------  ------------               -------------   ------------            -------------
ANCHOR SERIES TRUST:
  Asset Allocation Portfolio (Class 1)                      --               $          --             --            $          --
  Capital Appreciation Portfolio (Class 1)                  --                          --             --                       --
  Government and Quality Bond Portfolio
    (Class 1)                                               --                          --             --                       --
  Growth Portfolio (Class 1)                                --                          --             --                       --
  Natural Resources Portfolio (Class 1)                     --                          --             --                       --
  Asset Allocation Portfolio (Class 2)                      --                          --             --                       --
  Capital Appreciation Portfolio (Class 2)              24,424                       53.00             --                       --
  Government and Quality Bond Portfolio
    (Class 2)                                               --                          --             --                       --
  Growth Portfolio (Class 2)                                --                          --             --                       --
  Natural Resources Portfolio (Class 2)                     --                          --             --                       --
  Asset Allocation Portfolio (Class 3)                      --                          --         16,002                    11.42
  Capital Appreciation Portfolio (Class 3)                  --                          --        309,642                    12.87
  Government and Quality Bond Portfolio
    (Class 3)                                               --                          --        908,136                    11.40
  Growth Portfolio (Class 3)                                --                          --         75,544                    10.43
  Natural Resources Portfolio (Class 3)                     --                          --        121,523                    12.49

SUNAMERICA SERIES TRUST:
  Aggressive Growth Portfolio (Class 1)                     --               $          --             --            $          --
  Alliance Growth Portfolio (Class 1)                       --                          --             --                       --
  Balanced Portfolio (Class 1)                              --                          --             --                       --
  Blue Chip Growth Portfolio (Class 1)                      --                          --             --                       --
  Capital Growth Portfolio (Class 1)                        --                          --             --                       --
  Cash Management Portfolio (Class 1)                       --                          --             --                       --
  Corporate Bond Portfolio (Class 1)                        --                          --             --                       --
  Davis Venture Value Portfolio (Class 1)                   --                          --             --                       --
  "Dogs" of Wall Street Portfolio (Class 1)                 --                          --             --                       --
  Emerging Markets Portfolio (Class 1)                      --                          --             --                       --
  Equity Opportunities Portfolio (Class 1)                  --                          --             --                       --
  Fundamental Growth Portfolio (Class 1)                    --                          --             --                       --
  Global Bond Portfolio (Class 1)                           --                          --             --                       --
  Global Equities Portfolio (Class 1)                       --                          --             --                       --
  Growth Opportunities Portfolio (Class 1)                  --                          --             --                       --
  Growth-Income Portfolio (Class 1)                         --                          --             --                       --
  High-Yield Bond Portfolio (Class 1)                       --                          --             --                       --
  International Diversified Equities Portfolio
    (Class 1)                                               --                          --             --                       --
  International Growth and Income Portfolio
    (Class 1)                                               --                          --             --                       --
  Marsico Focused Growth Portfolio (Class 1)                --                          --             --                       --
  MFS Massachusetts Investors Trust Portfolio
    (Class 1)                                               --                          --             --                       --
  MFS Total Return Portfolio (Class 1)                      --                          --             --                       --
  Mid-Cap Growth Portfolio (Class 1)                        --                          --             --                       --
  Real Estate Portfolio (Class 1)                           --                          --             --                       --
  Technology Portfolio (Class 1)                            --                          --             --                       --
  Telecom Utility Portfolio (Class 1)                       --                          --             --                       --
  Total Return Bond Portfolio (Class 1)                     --                          --             --                       --
  Aggressive Growth Portfolio (Class 2)                     --                          --             --                       --
  Alliance Growth Portfolio (Class 2)                    8,672                       32.52             --                       --
  Balanced Portfolio (Class 2)                              --                          --             --                       --
  Blue Chip Growth Portfolio (Class 2)                      --                          --             --                       --
  Capital Growth Portfolio (Class 2)                        --                          --             --                       --
  Cash Management Portfolio (Class 2)                       --                          --             --                       --
  Corporate Bond Portfolio (Class 2)                        --                          --             --                       --
  Davis Venture Value Portfolio (Class 2)                   --                          --             --                       --
  "Dogs" of Wall Street Portfolio (Class 2)                 --                          --             --                       --
  Emerging Markets Portfolio (Class 2)                      --                          --             --                       --
  Equity Opportunities Portfolio (Class 2)                  --                          --             --                       --
  Foreign Value Portfolio (Class 2)                         --                          --             --                       --
  Fundamental Growth Portfolio (Class 2)                    --                          --             --                       --
  Global Bond Portfolio (Class 2)                           --                          --             --                       --
  Global Equities Portfolio (Class 2)                   12,676                       20.97             --                       --
  Growth Opportunities Portfolio (Class 2)                  --                          --             --                       --
  Growth-Income Portfolio (Class 2)                         --                          --             --                       --
  High-Yield Bond Portfolio (Class 2)                       --                          --             --                       --
  International Diversified Equities Portfolio
    (Class 2)                                               --                          --             --                       --
  International Growth and Income Portfolio
    (Class 2)                                               --                          --             --                       --
  Marsico Focused Growth Portfolio (Class 2)                --                          --             --                       --
  MFS Massachusetts Investors Trust Portfolio
    (Class 2)                                               --                          --             --                       --
  MFS Total Return Portfolio (Class 2)                      --                          --             --                       --
  Mid-Cap Growth Portfolio (Class 2)                    11,927                       11.97             --                       --
  Real Estate Portfolio (Class 2)                           --                          --             --                       --
  Small & Mid Cap Value Portfolio (Class 2)                 --                          --             --                       --
  Technology Portfolio (Class 2)                        65,246                        2.40             --                       --
  Telecom Utility Portfolio (Class 2)                       --                          --             --                       --
  Total Return Bond Portfolio (Class 2)                     --                          --             --                       --
  Aggressive Growth Portfolio (Class 3)                     --                          --         28,310                     8.40
  Alliance Growth Portfolio (Class 3)                       --                          --         12,871                    10.46
  American Funds Asset Allocation SAST Portfolio
    (Class 3)                                               --                          --        385,669                    10.13
  American Funds Global Growth SAST Portfolio
    (Class 3)                                               --                          --        814,089                    11.25
  American Funds Growth SAST Portfolio (Class 3)            --                          --        595,448                    10.19
  American Funds Growth-Income SAST Portfolio
    (Class 3)                                               --                          --        558,090                     9.46
  Balanced Portfolio (Class 3)                              --                          --         37,683                    10.64
  Blue Chip Growth Portfolio (Class 3)                      --                          --        213,250                    10.58
  Capital Growth Portfolio (Class 3)                        --                          --         80,708                     9.68
  Cash Management Portfolio (Class 3)                       --                          --        279,969                     9.87
  Corporate Bond Portfolio (Class 3)                        --                          --        723,535                    13.41
  Davis Venture Value Portfolio (Class 3)                   --                          --        619,291                     9.86
  "Dogs" of Wall Street Portfolio (Class 3)                 --                          --         41,280                    10.34
  Emerging Markets Portfolio (Class 3)                      --                          --        259,970                    14.07
  Equity Opportunities Portfolio (Class 3)                  --                          --         11,904                     9.68
  Foreign Value Portfolio (Class 3)                         --                          --        891,249                     9.48
  Fundamental Growth Portfolio (Class 3)                    --                          --        154,029                    10.34
  Global Bond Portfolio (Class 3)                           --                          --        407,057                    12.59
  Global Equities Portfolio (Class 3)                       --                          --         64,269                     9.63
  Growth Opportunities Portfolio (Class 3)                  --                          --        308,965                    11.56
  Growth-Income Portfolio (Class 3)                         --                          --         16,481                     8.98
  High-Yield Bond Portfolio (Class 3)                       --                          --        158,406                    10.83
  International Diversified Equities Portfolio
    (Class 3)                                               --                          --        129,836                     9.92
  International Growth and Income Portfolio
    (Class 3)                                               --                          --        458,561                     8.16
  Marsico Focused Growth Portfolio (Class 3)                --                          --        198,030                    10.65
  MFS Massachusetts Investors Trust Portfolio
    (Class 3)                                               --                          --        482,347                    10.50
  MFS Total Return Portfolio (Class 3)                      --                          --        220,148                    10.48

                                                  Contracts With Total Expenses of 1.70   Contracts With Total Expenses of 1.72(4)
                                                  -------------------------------------   ----------------------------------------
                                                  Accumulation            Unit value of   Accumulation               Unit value of
                                                     units                 accumulation      units                    accumulation
Variable Accounts                                 outstanding                 units       outstanding                    units
------------------------------------------------  ------------            -------------   ------------               -------------
ANCHOR SERIES TRUST:
  Asset Allocation Portfolio (Class 1)                      --            $          --             --               $          --
  Capital Appreciation Portfolio (Class 1)                  --                       --             --                          --
  Government and Quality Bond Portfolio
    (Class 1)                                               --                       --             --                          --
  Growth Portfolio (Class 1)                                --                       --             --                          --
  Natural Resources Portfolio (Class 1)                     --                       --             --                          --
  Asset Allocation Portfolio (Class 2)                      --                       --         19,051                       26.85
  Capital Appreciation Portfolio (Class 2)              15,179                    52.33         31,247                       51.43
  Government and Quality Bond Portfolio
    (Class 2)                                               --                       --         78,139                       19.34
  Growth Portfolio (Class 2)                                --                       --         19,895                       32.51
  Natural Resources Portfolio (Class 2)                     --                       --          6,767                       57.33
  Asset Allocation Portfolio (Class 3)                      --                       --        441,675                       26.61
  Capital Appreciation Portfolio (Class 3)                  --                       --      1,220,818                       50.59
  Government and Quality Bond Portfolio
    (Class 3)                                               --                       --      4,450,627                       19.19
  Growth Portfolio (Class 3)                                --                       --        645,001                       32.27
  Natural Resources Portfolio (Class 3)                     --                       --        412,700                       56.76

SUNAMERICA SERIES TRUST:
  Aggressive Growth Portfolio (Class 1)                     --                      $ -             --                         $ -
  Alliance Growth Portfolio (Class 1)                       --                       --             --                          --
  Balanced Portfolio (Class 1)                              --                       --             --                          --
  Blue Chip Growth Portfolio (Class 1)                      --                       --             --                          --
  Capital Growth Portfolio (Class 1)                        --                       --             --                          --
  Cash Management Portfolio (Class 1)                       --                       --             --                          --
  Corporate Bond Portfolio (Class 1)                        --                       --             --                          --
  Davis Venture Value Portfolio (Class 1)                   --                       --             --                          --
  "Dogs" of Wall Street Portfolio (Class 1)                 --                       --             --                          --
  Emerging Markets Portfolio (Class 1)                      --                       --             --                          --
  Equity Opportunities Portfolio (Class 1)                  --                       --             --                          --
  Fundamental Growth Portfolio (Class 1)                    --                       --             --                          --
  Global Bond Portfolio (Class 1)                           --                       --             --                          --
  Global Equities Portfolio (Class 1)                       --                       --             --                          --
  Growth Opportunities Portfolio (Class 1)                  --                       --             --                          --
  Growth-Income Portfolio (Class 1)                         --                       --             --                          --
  High-Yield Bond Portfolio (Class 1)                       --                       --             --                          --
  International Diversified Equities Portfolio
    (Class 1)                                               --                       --             --                          --
  International Growth and Income Portfolio
    (Class 1)                                               --                       --             --                          --
  Marsico Focused Growth Portfolio (Class 1)                --                       --             --                          --
  MFS Massachusetts Investors Trust Portfolio
    (Class 1)                                               --                       --             --                          --
  MFS Total Return Portfolio (Class 1)                      --                       --             --                          --
  Mid-Cap Growth Portfolio (Class 1)                        --                       --             --                          --
  Real Estate Portfolio (Class 1)                           --                       --             --                          --
  Technology Portfolio (Class 1)                            --                       --             --                          --
  Telecom Utility Portfolio (Class 1)                       --                       --             --                          --
  Total Return Bond Portfolio (Class 1)                     --                       --             --                          --
  Aggressive Growth Portfolio (Class 2)                     --                       --          8,666                       12.91
  Alliance Growth Portfolio (Class 2)                   11,905                    32.09         14,221                       31.83
  Balanced Portfolio (Class 2)                              --                       --         14,400                       16.21
  Blue Chip Growth Portfolio (Class 2)                      --                       --         33,273                        6.23
  Capital Growth Portfolio (Class 2)                        --                       --         23,035                        7.31
  Cash Management Portfolio (Class 2)                       --                       --         26,626                       12.92
  Corporate Bond Portfolio (Class 2)                        --                       --         36,005                       23.16
  Davis Venture Value Portfolio (Class 2)                   --                       --         45,410                       34.77
  "Dogs" of Wall Street Portfolio (Class 2)                 --                       --         13,738                       12.08
  Emerging Markets Portfolio (Class 2)                      --                       --          8,529                       22.59
  Equity Opportunities Portfolio (Class 2)                  --                       --          7,828                       18.17
  Foreign Value Portfolio (Class 2)                         --                       --         13,259                       16.69
  Fundamental Growth Portfolio (Class 2)                    --                       --         21,534                       17.57
  Global Bond Portfolio (Class 2)                           --                       --         14,853                       22.14
  Global Equities Portfolio (Class 2)                    7,076                    21.37         10,893                       20.63
  Growth Opportunities Portfolio (Class 2)                  --                       --         28,596                        5.93
  Growth-Income Portfolio (Class 2)                         --                       --         21,249                       26.21
  High-Yield Bond Portfolio (Class 2)                       --                       --         23,350                       21.58
  International Diversified Equities Portfolio
    (Class 2)                                               --                       --         56,845                       13.05
  International Growth and Income Portfolio
    (Class 2)                                               --                       --         22,650                       13.73
  Marsico Focused Growth Portfolio (Class 2)                --                       --             --                          --
  MFS Massachusetts Investors Trust Portfolio
    (Class 2)                                               --                       --         10,444                       22.59
  MFS Total Return Portfolio (Class 2)                      --                       --         61,523                       27.19
  Mid-Cap Growth Portfolio (Class 2)                    22,511                    11.79         34,438                       11.74
  Real Estate Portfolio (Class 2)                           --                       --         12,750                       21.61
  Small & Mid Cap Value Portfolio (Class 2)                 --                       --         18,774                       20.09
  Technology Portfolio (Class 2)                        53,477                     2.36          8,253                        2.36
  Telecom Utility Portfolio (Class 2)                       --                       --             --                          --
  Total Return Bond Portfolio (Class 2)                     --                       --             --                          --
  Aggressive Growth Portfolio (Class 3)                     --                       --        105,871                       12.72
  Alliance Growth Portfolio (Class 3)                       --                       --        942,751                       31.57
  American Funds Asset Allocation SAST Portfolio
    (Class 3)                                               --                       --            873                       10.15
  American Funds Global Growth SAST Portfolio
    (Class 3)                                               --                       --         60,669                       11.16
  American Funds Growth SAST Portfolio (Class 3)            --                       --        175,204                       10.23
  American Funds Growth-Income SAST Portfolio
    (Class 3)                                               --                       --         78,895                        9.27
  Balanced Portfolio (Class 3)                              --                       --        236,346                       16.06
  Blue Chip Growth Portfolio (Class 3)                      --                       --        336,805                        6.16
  Capital Growth Portfolio (Class 3)                        --                       --        552,432                        7.21
  Cash Management Portfolio (Class 3)                       --                       --      2,137,480                       12.81
  Corporate Bond Portfolio (Class 3)                        --                       --      3,117,442                       22.97
  Davis Venture Value Portfolio (Class 3)                   --                       --      2,290,949                       34.56
  "Dogs" of Wall Street Portfolio (Class 3)                 --                       --        244,722                       11.95
  Emerging Markets Portfolio (Class 3)                      --                       --        962,280                       22.30
  Equity Opportunities Portfolio (Class 3)                  --                       --        486,067                       17.97
  Foreign Value Portfolio (Class 3)                         --                       --      2,180,675                       16.59
  Fundamental Growth Portfolio (Class 3)                    --                       --        251,916                       17.35
  Global Bond Portfolio (Class 3)                           --                       --        671,710                       21.86
  Global Equities Portfolio (Class 3)                       --                       --        212,099                       20.37
  Growth Opportunities Portfolio (Class 3)                  --                       --      1,121,068                        5.88
  Growth-Income Portfolio (Class 3)                         --                       --         78,432                       25.94
  High-Yield Bond Portfolio (Class 3)                       --                       --        635,437                       21.34
  International Diversified Equities Portfolio
    (Class 3)                                               --                       --      2,464,741                       12.91
  International Growth and Income Portfolio
    (Class 3)                                               --                       --      1,579,386                       13.58
  Marsico Focused Growth Portfolio (Class 3)                --                       --        180,741                       11.41
  MFS Massachusetts Investors Trust Portfolio
    (Class 3)                                               --                       --        262,521                       22.42
  MFS Total Return Portfolio (Class 3)                      --                       --      1,763,795                       26.95

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies, Polaris Preferred Solution, and Polaris Platinum III products.

(6)   Offered in WM Diversified Strategies III product.

(7)   Offered in Polaris Platinum III product.

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                                  Contracts With Total Expenses of 1.55(6)    Contracts With Total Expenses of 1.65
                                                  ----------------------------------------  ----------------------------------------
                                                  Accumulation               Unit value of  Accumulation               Unit value of
                                                      units                   accumulation     units                    accumulation
Variable Accounts                                  outstanding                   units      outstanding                    units
------------------------------------------------  ------------               -------------  ------------               -------------
SUNAMERICA SERIES TRUST (continued):
  Mid-Cap Growth Portfolio (Class 3)                        --               $          --       121,353               $       12.03
  Real Estate Portfolio (Class 3)                           --                          --       537,477                        7.71
  Small & Mid Cap Value Portfolio (Class 3)                 --                          --       679,401                       12.12
  Small Company Value Portfolio (Class 3)                   --                          --       337,499                       10.56
  Technology Portfolio (Class 3)                            --                          --        17,756                       10.69
  Telecom Utility Portfolio (Class 3)                       --                          --        13,930                       11.78
  Total Return Bond Portfolio (Class 3)                     --                          --     1,417,701                       12.73

INVESCO VARIABLE INSURANCE FUNDS (Series II):
  Invesco Van Kampen V.I. Capital Growth Fund               --               $          --        16,582               $       11.79
  Invesco Van Kampen V.I. Comstock Fund                 47,954                       12.42       558,828                        9.46
  Invesco Van Kampen V.I. Growth and Income Fund            --                          --       818,139                        9.83

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.:
  Diversified International Account (Class 1)               --               $          --            --               $          --
  Equity Income Account (Class 1)                           --                          --            --                          --
  Government & High Quality Bond Account
    (Class 1)                                               --                          --            --                          --
  Income Account (Class 1)                                  --                          --            --                          --
  LargeCap Blend Account II (Class 1)                       --                          --            --                          --
  LargeCap Growth Account (Class 1)                         --                          --            --                          --
  MidCap Blend Account (Class 1)                            --                          --            --                          --
  Money Market Account (Class 1)                            --                          --            --                          --
  Principal Capital Appreciation Account
    (Class 1)                                               --                          --            --                          --
  Real Estate Securities Account (Class 1)                  --                          --            --                          --
  SAM Balanced Portfolio (Class 1)                          --                          --            --                          --
  SAM Conservative Balanced Portfolio (Class 1)             --                          --            --                          --
  SAM Conservative Growth Portfolio (Class 1)               --                          --            --                          --
  SAM Flexible Income Portfolio (Class 1)                   --                          --            --                          --
  SAM Strategic Growth Portfolio (Class 1)                  --                          --            --                          --
  Short-Term Income Account (Class 1)                       --                          --            --                          --
  SmallCap Growth Account II (Class 1)                      --                          --            --                          --
  SmallCap Value Account I (Class 1)                        --                          --            --                          --
  Diversified International Account (Class 2)          140,894                        6.43            --                          --
  Equity Income Account (Class 2)                    1,100,717                        9.28            --                          --
  Government & High Quality Bond Account
    (Class 2)                                          127,159                        7.67            --                          --
  Income Account (Class 2)                             442,363                        8.76            --                          --
  LargeCap Blend Account II (Class 2)                   74,175                        6.34            --                          --
  LargeCap Growth Account (Class 2)                     41,137                        6.98            --                          --
  MidCap Blend Account (Class 2)                        60,367                       10.19            --                          --
  Money Market Account (Class 2)                       294,125                        5.89            --                          --
  Principal Capital Appreciation Account
    (Class 2)                                          226,086                       12.41            --                          --
  Real Estate Securities Account (Class 2)              13,945                       17.73            --                          --
  SAM Balanced Portfolio (Class 2)                   2,340,462                       10.48            --                          --
  SAM Conservative Balanced Portfolio (Class 2)        589,054                        7.85            --                          --
  SAM Conservative Growth Portfolio (Class 2)          838,114                       10.44            --                          --
  SAM Flexible Income Portfolio (Class 2)              928,584                        9.16            --                          --
  SAM Strategic Growth Portfolio (Class 2)             456,298                       11.05            --                          --
  Short-Term Income Account (Class 2)                  175,096                        7.31            --                          --
  SmallCap Growth Account II (Class 2)                  35,035                        6.48            --                          --
  SmallCap Value Account I (Class 2)                     6,576                        9.32            --                          --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST
    (Class A):
  Columbia Asset Allocation Fund, Variable
    Series                                                  --               $          --            --               $          --
  Columbia Large Cap Value Fund, Variable Series            --                          --            --                          --
  Columbia Small Company Growth Fund, Variable
    Series                                                  --                          --            --                          --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
  Columbia High Yield Fund, Variable Series
    (Class A)                                               --               $          --            --               $          --
  Columbia Marsico Focused Equities Fund,
    Variable Series (Class A)                               --                          --            --                          --
  Columbia Marsico Growth Fund, Variable Series
    (Class A)                                               --                          --            --                          --
  Columbia Marsico 21st Century Fund, Variable
    Series (Class A)                                        --                          --            --                          --
  Columbia Mid Cap Growth Fund, Variable Series
    (Class A)                                               --                          --            --                          --
  Columbia Marsico International Opportunities
    Fund, Variable Series (Class B)                         --                          --            --                          --

AMERICAN FUNDS INSURANCE SERIES:
  Asset Allocation Fund (Class 2)                           --               $          --            --               $          --
  Global Growth Fund (Class 2)                              --                          --            --                          --
  Growth Fund (Class 2)                                     --                          --            --                          --
  Growth-Income Fund (Class 2)                              --                          --            --                          --
  Asset Allocation Fund (Class 3)                           --                          --            --                          --
  Cash Management Fund (Class 3)                            --                          --            --                          --
  Growth Fund (Class 3)                                     --                          --            --                          --
  Growth-Income Fund (Class 3)                              --                          --            --                          --
  High-Income Bond Fund (Class 3)                           --                          --            --                          --
  International Fund (Class 3)                              --                          --            --                          --
  U.S. Government/AAA-Rated Securities Fund
    (Class 3)                                               --                          --            --                          --

LORD ABBETT SERIES FUND, INC. (Class VC):
  Growth and Income Portfolio                               --               $          --       414,855               $        9.05
  Mid Cap Value Portfolio                                   --                          --            --                          --

BB&T VARIABLE INSURANCE FUNDS:
  BB&T Capital Manager Equity VIF                           --               $          --            --               $          --
  BB&T Mid Cap Growth VIF                                   --                          --            --                          --
  BB&T Select Equity VIF                                    --                          --            --                          --
  BB&T Special Opportunities Equity VIF                     --                          --            --                          --
  BB&T Total Return Bond VIF                                --                          --            --                          --

MTB GROUP OF FUNDS:
  MTB Managed Allocation Fund - Moderate
    Growth II                                               --               $          --            --               $          --

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
    TRUST (Class 2):
  Franklin Income Securities Fund                           --               $          --       141,103               $       10.40
  Franklin Templeton VIP Founding Funds
    Allocation Fund                                         --                          --       137,138                        9.20

SEASONS SERIES TRUST (Class 3):
  Allocation Balanced Portfolio                             --               $          --       124,985               $       11.38
  Allocation Growth Portfolio                               --                          --         5,487                       11.07
  Allocation Moderate Growth Portfolio                      --                          --       248,225                       11.06
  Allocation Moderate Portfolio                             --                          --       232,720                       11.33
  Real Return Portfolio                                     --                          --       377,750                       11.33

                                                   Contracts With Total Expenses of 1.70    Contracts With Total Expenses of 1.72(4)
                                                  ---------------------------------------   ----------------------------------------
                                                  Accumulation              Unit value of   Accumulation              Unit value of
                                                     units                   accumulation       units                  accumulation
Variable Accounts                                  outstanding                  units       outstanding                   units
------------------------------------------------  ------------              -------------   ------------              --------------
SUNAMERICA SERIES TRUST (continued):
  Mid-Cap Growth Portfolio (Class 3)                        --              $          --        802,366              $       11.66
  Real Estate Portfolio (Class 3)                           --                         --        798,158                      21.37
  Small & Mid Cap Value Portfolio (Class 3)                 --                         --      1,927,377                      19.96
  Small Company Value Portfolio (Class 3)                   --                         --        896,132                       9.67
  Technology Portfolio (Class 3)                            --                         --      1,200,949                       2.34
  Telecom Utility Portfolio (Class 3)                       --                         --         35,718                      15.57
  Total Return Bond Portfolio (Class 3)                     --                         --        120,858                      25.51

INVESCO VARIABLE INSURANCE FUNDS (Series II):
  Invesco Van Kampen V.I. Capital Growth Fund               --              $          --        226,822              $       10.74
  Invesco Van Kampen V.I. Comstock Fund                 77,205                      12.22      1,386,748                      12.31
  Invesco Van Kampen V.I. Growth and Income Fund            --                         --      2,883,982                      13.74

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.:
  Diversified International Account (Class 1)               --              $          --             --              $          --
  Equity Income Account (Class 1)                           --                         --             --                         --
  Government & High Quality Bond Account
    (Class 1)                                               --                         --             --                         --
  Income Account (Class 1)                                  --                         --             --                         --
  LargeCap Blend Account II (Class 1)                       --                         --             --                         --
  LargeCap Growth Account (Class 1)                         --                         --             --                         --
  MidCap Blend Account (Class 1)                            --                         --             --                         --
  Money Market Account (Class 1)                            --                         --             --                         --
  Principal Capital Appreciation Account
    (Class 1)                                               --                         --             --                         --
  Real Estate Securities Account (Class 1)                  --                         --             --                         --
  SAM Balanced Portfolio (Class 1)                          --                         --             --                         --
  SAM Conservative Balanced Portfolio (Class 1)             --                         --             --                         --
  SAM Conservative Growth Portfolio (Class 1)               --                         --             --                         --
  SAM Flexible Income Portfolio (Class 1)                   --                         --             --                         --
  SAM Strategic Growth Portfolio (Class 1)                  --                         --             --                         --
  Short-Term Income Account (Class 1)                       --                         --             --                         --
  SmallCap Growth Account II (Class 1)                      --                         --             --                         --
  SmallCap Value Account I (Class 1)                        --                         --             --                         --
  Diversified International Account (Class 2)           49,005                       6.32             --                         --
  Equity Income Account (Class 2)                      139,024                       9.15             --                         --
  Government & High Quality Bond Account
    (Class 2)                                           40,383                       7.57             --                         --
  Income Account (Class 2)                              79,247                       8.65             --                         --
  LargeCap Blend Account II (Class 2)                   15,153                       6.26             --                         --
  LargeCap Growth Account (Class 2)                     17,998                       6.88             --                         --
  MidCap Blend Account (Class 2)                        13,397                      10.09             --                         --
  Money Market Account (Class 2)                        69,710                       5.80             --                         --
  Principal Capital Appreciation Account
    (Class 2)                                           45,845                      12.25             --                         --
  Real Estate Securities Account (Class 2)              10,577                      17.35             --                         --
  SAM Balanced Portfolio (Class 2)                   1,084,659                      10.35             --                         --
  SAM Conservative Balanced Portfolio (Class 2)        216,816                       7.76             --                         --
  SAM Conservative Growth Portfolio (Class 2)        1,037,779                      10.32             --                         --
  SAM Flexible Income Portfolio (Class 2)              175,908                       9.04             --                         --
  SAM Strategic Growth Portfolio (Class 2)             549,827                      10.90             --                         --
  Short-Term Income Account (Class 2)                   76,478                       7.22             --                         --
  SmallCap Growth Account II (Class 2)                  14,195                       6.39             --                         --
  SmallCap Value Account I (Class 2)                    11,646                       9.23             --                         --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST
    (Class A):
  Columbia Asset Allocation Fund, Variable
    Series                                                  --              $          --             --              $          --
  Columbia Large Cap Value Fund, Variable Series            --                         --             --                         --
  Columbia Small Company Growth Fund, Variable
    Series                                                  --                         --             --                         --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
  Columbia High Yield Fund, Variable Series
    (Class A)                                               --              $          --        420,587              $       18.18
  Columbia Marsico Focused Equities Fund,
    Variable Series (Class A)                               --                         --      1,266,562                      11.29
  Columbia Marsico Growth Fund, Variable Series
    (Class A)                                               --                         --             --                         --
  Columbia Marsico 21st Century Fund, Variable
    Series (Class A)                                        --                         --             --                         --
  Columbia Mid Cap Growth Fund, Variable Series
    (Class A)                                               --                         --             --                         --
  Columbia Marsico International Opportunities
    Fund, Variable Series (Class B)                         --                         --             --                         --

AMERICAN FUNDS INSURANCE SERIES:
  Asset Allocation Fund (Class 2)                           --              $          --             --              $         --
  Global Growth Fund (Class 2)                              --                         --      2,348,676                      22.64
  Growth Fund (Class 2)                                     --                         --      4,045,830                      19.46
  Growth-Income Fund (Class 2)                              --                         --      4,033,466                      16.12
  Asset Allocation Fund (Class 3)                           --                         --             --                         --
  Cash Management Fund (Class 3)                            --                         --             --                         --
  Growth Fund (Class 3)                                     --                         --             --                         --
  Growth-Income Fund (Class 3)                              --                         --             --                         --
  High-Income Bond Fund (Class 3)                           --                         --             --                         --
  International Fund (Class 3)                              --                         --             --                         --
  U.S. Government/AAA-Rated Securities Fund
    (Class 3)                                               --                         --             --                         --

LORD ABBETT SERIES FUND, INC. (Class VC):
  Growth and Income Portfolio                               --              $          --      1,305,285              $       11.65
  Mid Cap Value Portfolio                                   --                         --             --                         --

BB&T VARIABLE INSURANCE FUNDS:
  BB&T Capital Manager Equity VIF                           --              $          --         11,305              $        9.97
  BB&T Mid Cap Growth VIF                                   --                         --             --                         --
  BB&T Select Equity VIF                                    --                         --         20,261                       8.94
  BB&T Special Opportunities Equity VIF                     --                         --        135,477                      14.89
  BB&T Total Return Bond VIF                                --                         --         89,903                      12.34

MTB GROUP OF FUNDS:
  MTB Managed Allocation Fund - Moderate
    Growth II                                               --              $          --             --              $          --

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
    TRUST (Class 2):
  Franklin Income Securities Fund                           --              $          --             --              $          --
  Franklin Templeton VIP Founding Funds
    Allocation Fund                                         --                         --             --                         --

SEASONS SERIES TRUST (Class 3):
  Allocation Balanced Portfolio                             --              $          --             --              $          --
  Allocation Growth Portfolio                               --                         --             --                         --
  Allocation Moderate Growth Portfolio                      --                         --             --                         --
  Allocation Moderate Portfolio                             --                         --             --                         --
  Real Return Portfolio                                     --                         --             --                         --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies, Polaris Preferred Solution, and Polaris Platinum III products.

(6)   Offered in WM Diversified Strategies III product.

(7)   Offered in Polaris Platinum III product.

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                                  Contracts With Total Expenses of 1.77(1)  Contracts With Total Expenses of 1.77(2)
                                                  ----------------------------------------  ----------------------------------------
                                                  Accumulation               Unit value of  Accumulation               Unit value of
                                                     units                    accumulation      units                   accumulation
Variable Accounts                                 outstanding                    units       outstanding                   units
------------------------------------------------  ------------               -------------  ------------               -------------
ANCHOR SERIES TRUST:
  Asset Allocation Portfolio (Class 1)                      --               $         --         28,843               $       27.01
  Capital Appreciation Portfolio (Class 1)                  --                         --        171,747                       51.13
  Government and Quality Bond Portfolio
    (Class 1)                                               --                         --        200,453                       19.45
  Growth Portfolio (Class 1)                                --                         --         64,910                       32.66
  Natural Resources Portfolio (Class 1)                     --                         --         34,461                       57.58
  Asset Allocation Portfolio (Class 2)                  81,499                      26.68             --                          --
  Capital Appreciation Portfolio (Class 2)             150,940                      50.62             --                          --
  Government and Quality Bond Portfolio
    (Class 2)                                          458,591                      19.22             --                          --
  Growth Portfolio (Class 2)                           141,057                      32.31             --                          --
  Natural Resources Portfolio (Class 2)                 82,152                      56.88             --                          --
  Asset Allocation Portfolio (Class 3)                  84,782                      26.73             --                          --
  Capital Appreciation Portfolio (Class 3)             890,816                      50.35             --                          --
  Government and Quality Bond Portfolio (Class 3)    4,785,763                      19.09             --                          --
  Growth Portfolio (Class 3)                           536,834                      32.10             --                          --
  Natural Resources Portfolio (Class 3)                356,439                      56.61             --                          --

SUNAMERICA SERIES TRUST:
  Aggressive Growth Portfolio (Class 1)                     --               $         --         18,886               $       12.97
  Alliance Growth Portfolio (Class 1)                       --                         --         70,800                       32.13
  Balanced Portfolio (Class 1)                              --                         --         38,593                       16.31
  Blue Chip Growth Portfolio (Class 1)                      --                         --         56,189                        6.25
  Capital Growth Portfolio (Class 1)                        --                         --         58,111                        7.32
  Cash Management Portfolio (Class 1)                       --                         --        132,926                       12.98
  Corporate Bond Portfolio (Class 1)                        --                         --        163,530                       23.28
  Davis Venture Value Portfolio (Class 1)                   --                         --        293,423                       35.05
  "Dogs" of Wall Street Portfolio (Class 1)                 --                         --         48,627                       12.11
  Emerging Markets Portfolio (Class 1)                      --                         --         44,024                       22.68
  Equity Opportunities Portfolio (Class 1)                  --                         --         66,127                       18.23
  Fundamental Growth Portfolio (Class 1)                    --                         --         32,090                       17.64
  Global Bond Portfolio (Class 1)                           --                         --         53,776                       22.22
  Global Equities Portfolio (Class 1)                       --                         --         27,696                       20.68
  Growth Opportunities Portfolio (Class 1)                  --                         --         61,919                        5.97
  Growth-Income Portfolio (Class 1)                         --                         --         69,345                       26.35
  High-Yield Bond Portfolio (Class 1)                       --                         --         82,747                       21.68
  International Diversified Equities Portfolio
    (Class 1)                                               --                         --         63,755                       13.08
  International Growth and Income Portfolio
    (Class 1)                                               --                         --        138,753                       13.77
  Marsico Focused Growth Portfolio (Class 1)                --                         --        135,016                       11.56
  MFS Massachusetts Investors Trust Portfolio
    (Class 1)                                               --                         --         41,674                       22.70
  MFS Total Return Portfolio (Class 1)                      --                         --        294,309                       27.34
  Mid-Cap Growth Portfolio (Class 1)                        --                         --        243,843                       11.83
  Real Estate Portfolio (Class 1)                           --                         --         29,331                       21.67
  Technology Portfolio (Class 1)                            --                         --        168,495                        2.38
  Telecom Utility Portfolio (Class 1)                       --                         --         19,923                       15.82
  Total Return Bond Portfolio (Class 1)                     --                         --         36,659                       25.90
  Aggressive Growth Portfolio (Class 2)                 55,313                      12.79             --                          --
  Alliance Growth Portfolio (Class 2)                   97,253                      31.56             --                          --
  Balanced Portfolio (Class 2)                          80,640                      16.11             --                          --
  Blue Chip Growth Portfolio (Class 2)                 101,017                       6.19             --                          --
  Capital Growth Portfolio (Class 2)                    47,271                       7.24             --                          --
  Cash Management Portfolio (Class 2)                  272,280                      12.84             --                          --
  Corporate Bond Portfolio (Class 2)                   227,075                      23.00             --                          --
  Davis Venture Value Portfolio (Class 2)              304,055                      34.58             --                          --
  "Dogs" of Wall Street Portfolio (Class 2)             85,013                      11.97             --                          --
  Emerging Markets Portfolio (Class 2)                  87,394                      22.41             --                          --
  Equity Opportunities Portfolio (Class 2)              67,050                      18.03             --                          --
  Foreign Value Portfolio (Class 2)                    154,886                      16.63             --                          --
  Fundamental Growth Portfolio (Class 2)                26,002                      17.43             --                          --
  Global Bond Portfolio (Class 2)                       73,994                      21.94             --                          --
  Global Equities Portfolio (Class 2)                   40,688                      20.42             --                          --
  Growth Opportunities Portfolio (Class 2)             126,403                       5.89             --                          --
  Growth-Income Portfolio (Class 2)                     70,556                      26.01             --                          --
  High-Yield Bond Portfolio (Class 2)                  151,453                      21.39             --                          --
  International Diversified Equities Portfolio
    (Class 2)                                          177,492                      12.92             --                          --
  International Growth and Income Portfolio
    (Class 2)                                          139,313                      13.64             --                          --
  Marsico Focused Growth Portfolio (Class 2)           206,699                      11.43             --                          --
  MFS Massachusetts Investors Trust Portfolio
    (Class 2)                                           79,164                      22.45             --                          --
  MFS Total Return Portfolio (Class 2)                 269,626                      27.00             --                          --
  Mid-Cap Growth Portfolio (Class 2)                   192,518                      11.68             --                          --
  Real Estate Portfolio (Class 2)                       87,289                      21.40             --                          --
  Small & Mid Cap Value Portfolio (Class 2)            169,423                      20.03             --                          --
  Technology Portfolio (Class 2)                       205,477                       2.35             --                          --
  Telecom Utility Portfolio (Class 2)                   54,672                      15.67             --                          --
  Total Return Bond Portfolio (Class 2)                125,100                      25.53             --                          --
  Aggressive Growth Portfolio (Class 3)                122,396                      12.70             --                          --
  Alliance Growth Portfolio (Class 3)                  315,865                      31.41             --                          --
  American Funds Asset Allocation SAST Portfolio
    (Class 3)                                        1,973,618                      10.10             --                          --
  American Funds Global Growth SAST Portfolio
    (Class 3)                                        5,100,896                      11.12             --                          --
  American Funds Growth SAST Portfolio (Class 3)     4,643,466                      10.19             --                          --
  American Funds Growth-Income SAST Portfolio
    (Class 3)                                        4,725,818                       9.24             --                          --
  Balanced Portfolio (Class 3)                         151,953                      16.00             --                          --
  Blue Chip Growth Portfolio (Class 3)               1,094,877                       6.14             --                          --
  Capital Growth Portfolio (Class 3)                 1,622,303                       7.24             --                          --
  Cash Management Portfolio (Class 3)                1,358,203                      12.73             --                          --
  Corporate Bond Portfolio (Class 3)                 3,769,385                      22.82             --                          --
  Davis Venture Value Portfolio (Class 3)            1,743,233                      34.39             --                          --
  "Dogs" of Wall Street Portfolio (Class 3)            253,272                      11.90             --                          --
  Emerging Markets Portfolio (Class 3)               1,078,011                      22.24             --                          --
  Equity Opportunities Portfolio (Class 3)             105,722                      17.90             --                          --
  Foreign Value Portfolio (Class 3)                  3,163,957                      16.50         49,985                       16.50
  Fundamental Growth Portfolio (Class 3)             1,140,191                      17.29             --                          --
  Global Bond Portfolio (Class 3)                    1,194,007                      21.74             --                          --
  Global Equities Portfolio (Class 3)                  190,039                      20.19             --                          --
  Growth Opportunities Portfolio (Class 3)           3,184,783                       5.86             --                          --
  Growth-Income Portfolio (Class 3)                     64,194                      25.83             --                          --
  High-Yield Bond Portfolio (Class 3)                  656,224                      21.25             --                          --
  International Diversified Equities Portfolio
    (Class 3)                                        1,975,340                      12.85             --                          --
  International Growth and Income Portfolio
    (Class 3)                                        3,030,774                      13.53             --                          --
  Marsico Focused Growth Portfolio (Class 3)           863,675                      11.35             --                          --
  MFS Massachusetts Investors Trust Portfolio
    (Class 3)                                        1,195,419                      22.31             --                          --
  MFS Total Return Portfolio (Class 3)                 806,682                      26.82             --                          --

                                                  Contracts With Total Expenses of 1.77(3)   Contracts With Total Expenses of 1.80
                                                  ----------------------------------------  ---------------------------------------
                                                   Accumulation              Unit value of  Accumulation             Unit value of
                                                      units                   accumulation      units                 accumulation
Variable Accounts                                  outstanding                   units       outstanding                 units
------------------------------------------------  -------------              -------------  ------------             --------------
ANCHOR SERIES TRUST:
  Asset Allocation Portfolio (Class 1)                       --              $          --            --              $         --
  Capital Appreciation Portfolio (Class 1)               28,683                      13.83            --                        --
  Government and Quality Bond Portfolio
    (Class 1)                                            60,104                      13.28            --                        --
  Growth Portfolio (Class 1)                                 --                         --            --                        --
  Natural Resources Portfolio (Class 1)                      --                         --            --                        --
  Asset Allocation Portfolio (Class 2)                       --                         --            --                        --
  Capital Appreciation Portfolio (Class 2)                   --                         --        15,323                     50.32
  Government and Quality Bond Portfolio
    (Class 2)                                                --                         --            --                        --
  Growth Portfolio (Class 2)                                 --                         --            --                        --
  Natural Resources Portfolio (Class 2)                      --                         --            --                        --
  Asset Allocation Portfolio (Class 3)                       --                         --            24                     11.38
  Capital Appreciation Portfolio (Class 3)                   --                         --        14,519                     12.82
  Government and Quality Bond Portfolio (Class 3)            --                         --        43,365                     11.34
  Growth Portfolio (Class 3)                                 --                         --         9,953                     10.38
  Natural Resources Portfolio (Class 3)                      --                         --        17,597                     12.47

SUNAMERICA SERIES TRUST:
  Aggressive Growth Portfolio (Class 1)                   2,112              $        6.86            --              $         --
  Alliance Growth Portfolio (Class 1)                    27,635                       8.80            --                        --
  Balanced Portfolio (Class 1)                          113,212                       9.20            --                        --
  Blue Chip Growth Portfolio (Class 1)                   17,921                       7.60            --                        --
  Capital Growth Portfolio (Class 1)                         --                         --            --                        --
  Cash Management Portfolio (Class 1)                    26,276                      10.11            --                        --
  Corporate Bond Portfolio (Class 1)                         --                         --            --                        --
  Davis Venture Value Portfolio (Class 1)                44,142                      12.09            --                        --
  "Dogs" of Wall Street Portfolio (Class 1)                  --                         --            --                        --
  Emerging Markets Portfolio (Class 1)                    4,894                      33.98            --                        --
  Equity Opportunities Portfolio (Class 1)                   --                         --            --                        --
  Fundamental Growth Portfolio (Class 1)                  2,029                       7.28            --                        --
  Global Bond Portfolio (Class 1)                        19,090                      14.59            --                        --
  Global Equities Portfolio (Class 1)                     3,987                       9.51            --                        --
  Growth Opportunities Portfolio (Class 1)                   --                         --            --                        --
  Growth-Income Portfolio (Class 1)                      25,061                       8.36            --                        --
  High-Yield Bond Portfolio (Class 1)                        --                         --            --                        --
  International Diversified Equities Portfolio
    (Class 1)                                                --                         --            --                        --
  International Growth and Income Portfolio
    (Class 1)                                            33,758                       9.88            --                        --
  Marsico Focused Growth Portfolio (Class 1)                 --                         --            --                        --
  MFS Massachusetts Investors Trust Portfolio
    (Class 1)                                             8,735                      10.41            --                        --
  MFS Total Return Portfolio (Class 1)                   18,851                      12.75            --                        --
  Mid-Cap Growth Portfolio (Class 1)                     13,556                       7.05            --                        --
  Real Estate Portfolio (Class 1)                            --                         --            --                        --
  Technology Portfolio (Class 1)                             --                         --            --                        --
  Telecom Utility Portfolio (Class 1)                        --                         --            --                        --
  Total Return Bond Portfolio (Class 1)                      --                         --            --                        --
  Aggressive Growth Portfolio (Class 2)                      --                         --            --                        --
  Alliance Growth Portfolio (Class 2)                        --                         --           712                     31.72
  Balanced Portfolio (Class 2)                               --                         --            --                        --
  Blue Chip Growth Portfolio (Class 2)                       --                         --            --                        --
  Capital Growth Portfolio (Class 2)                         --                         --            --                        --
  Cash Management Portfolio (Class 2)                        --                         --            --                        --
  Corporate Bond Portfolio (Class 2)                         --                         --            --                        --
  Davis Venture Value Portfolio (Class 2)                    --                         --         3,432                     34.52
  "Dogs" of Wall Street Portfolio (Class 2)                  --                         --            --                        --
  Emerging Markets Portfolio (Class 2)                       --                         --            --                        --
  Equity Opportunities Portfolio (Class 2)                   --                         --            --                        --
  Foreign Value Portfolio (Class 2)                          --                         --            --                        --
  Fundamental Growth Portfolio (Class 2)                     --                         --            --                        --
  Global Bond Portfolio (Class 2)                            --                         --            --                        --
  Global Equities Portfolio (Class 2)                        --                         --         2,358                     20.47
  Growth Opportunities Portfolio (Class 2)                   --                         --            --                        --
  Growth-Income Portfolio (Class 2)                          --                         --            --                        --
  High-Yield Bond Portfolio (Class 2)                        --                         --            --                        --
  International Diversified Equities Portfolio
    (Class 2)                                                --                         --            --                        --
  International Growth and Income Portfolio
    (Class 2)                                                --                         --            --                        --
  Marsico Focused Growth Portfolio (Class 2)                 --                         --            --                        --
  MFS Massachusetts Investors Trust Portfolio
    (Class 2)                                                --                         --            --                        --
  MFS Total Return Portfolio (Class 2)                       --                         --            --                        --
  Mid-Cap Growth Portfolio (Class 2)                         --                         --         9,822                     11.67
  Real Estate Portfolio (Class 2)                            --                         --            --                        --
  Small & Mid Cap Value Portfolio (Class 2)                  --                         --            --                        --
  Technology Portfolio (Class 2)                             --                         --        44,691                      2.35
  Telecom Utility Portfolio (Class 2)                        --                         --            --                        --
  Total Return Bond Portfolio (Class 2)                      --                         --            --                        --
  Aggressive Growth Portfolio (Class 3)                      --                         --           795                      8.28
  Alliance Growth Portfolio (Class 3)                        --                         --         9,006                     10.39
  American Funds Asset Allocation SAST Portfolio
    (Class 3)                                                --                         --        11,519                     10.05
  American Funds Global Growth SAST Portfolio
    (Class 3)                                                --                         --        20,646                     11.19
  American Funds Growth SAST Portfolio (Class 3)             --                         --        20,778                     10.13
  American Funds Growth-Income SAST Portfolio
    (Class 3)                                                --                         --        17,153                      9.39
  Balanced Portfolio (Class 3)                               --                         --            25                     10.59
  Blue Chip Growth Portfolio (Class 3)                       --                         --         2,338                     10.50
  Capital Growth Portfolio (Class 3)                         --                         --         8,708                      9.60
  Cash Management Portfolio (Class 3)                        --                         --        15,707                      9.81
  Corporate Bond Portfolio (Class 3)                         --                         --        34,342                     13.34
  Davis Venture Value Portfolio (Class 3)                    --                         --        28,649                      9.81
  "Dogs" of Wall Street Portfolio (Class 3)                  --                         --           103                     10.12
  Emerging Markets Portfolio (Class 3)                       --                         --        10,066                     14.01
  Equity Opportunities Portfolio (Class 3)                   --                         --           199                      9.50
  Foreign Value Portfolio (Class 3)                          --                         --        23,733                      9.41
  Fundamental Growth Portfolio (Class 3)                     --                         --        15,064                     10.30
  Global Bond Portfolio (Class 3)                            --                         --        12,025                     12.50
  Global Equities Portfolio (Class 3)                        --                         --            23                      9.54
  Growth Opportunities Portfolio (Class 3)                   --                         --         6,598                     11.48
  Growth-Income Portfolio (Class 3)                          --                         --           262                      8.71
  High-Yield Bond Portfolio (Class 3)                        --                         --         2,567                     10.81
  International Diversified Equities Portfolio
    (Class 3)                                                --                         --        15,895                      9.89
  International Growth and Income Portfolio
    (Class 3)                                                --                         --        31,935                      8.12
  Marsico Focused Growth Portfolio (Class 3)                 --                         --         8,974                     10.60
  MFS Massachusetts Investors Trust Portfolio
    (Class 3)                                                --                         --         5,337                     10.43
  MFS Total Return Portfolio (Class 3)                       --                         --         5,150                     10.35

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies, Polaris Preferred Solution, and Polaris Platinum III products.

(6)   Offered in WM Diversified Strategies III product.

(7)   Offered in Polaris Platinum III product.

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                                  Contracts With Total Expenses of 1.77(1)  Contracts With Total Expenses of 1.77(2)
                                                  ----------------------------------------  ----------------------------------------
                                                  Accumulation               Unit value of  Accumulation               Unit value of
                                                      units                   accumulation     units                    accumulation
Variable Accounts                                  outstanding                   units      outstanding                    units
------------------------------------------------  ------------               -------------  ------------               -------------
SUNAMERICA SERIES TRUST (continued):
  Mid-Cap Growth Portfolio (Class 3)                   910,676               $       11.60            --               $          --
  Real Estate Portfolio (Class 3)                    1,522,078                       21.29            --                          --
  Small & Mid Cap Value Portfolio (Class 3)          3,150,352                       19.85        30,313                       19.85
  Small Company Value Portfolio (Class 3)            2,709,369                        9.64            --                          --
  Technology Portfolio (Class 3)                     1,084,586                        2.33            --                          --
  Telecom Utility Portfolio (Class 3)                   91,198                       15.71            --                          --
  Total Return Bond Portfolio (Class 3)              2,807,462                       25.60            --                          --

INVESCO VARIABLE INSURANCE FUNDS (Series II):
  Invesco Van Kampen V.I. Capital Growth Fund          184,763               $       10.56        44,908               $       10.45
  Invesco Van Kampen V.I. Comstock Fund              2,807,535                       12.14       290,160                       12.12
  Invesco Van Kampen V.I. Growth and Income Fund     4,876,824                       13.74       193,272                       13.76

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.:
  Diversified International Account (Class 1)               --               $          --            --               $          --
  Equity Income Account (Class 1)                           --                          --            --                          --
  Government & High Quality Bond Account
    (Class 1)                                               --                          --            --                          --
  Income Account (Class 1)                                  --                          --            --                          --
  LargeCap Blend Account II (Class 1)                       --                          --            --                          --
  LargeCap Growth Account (Class 1)                         --                          --            --                          --
  MidCap Blend Account (Class 1)                            --                          --            --                          --
  Money Market Account (Class 1)                            --                          --            --                          --
  Principal Capital Appreciation Account
    (Class 1)                                               --                          --            --                          --
  Real Estate Securities Account (Class 1)                  --                          --            --                          --
  SAM Balanced Portfolio (Class 1)                     154,029                       10.48            --                          --
  SAM Conservative Balanced Portfolio (Class 1)             --                          --            --                          --
  SAM Conservative Growth Portfolio (Class 1)           84,414                       10.48            --                          --
  SAM Flexible Income Portfolio (Class 1)                   --                          --            --                          --
  SAM Strategic Growth Portfolio (Class 1)              37,943                       11.07            --                          --
  Short-Term Income Account (Class 1)                       --                          --            --                          --
  SmallCap Growth Account II (Class 1)                      --                          --            --                          --
  SmallCap Value Account I (Class 1)                        --                          --            --                          --
  Diversified International Account (Class 2)               --                          --            --                          --
  Equity Income Account (Class 2)                       28,778                        8.87            --                          --
  Government & High Quality Bond Account
    (Class 2)                                               --                          --            --                          --
  Income Account (Class 2)                                  --                          --            --                          --
  LargeCap Blend Account II (Class 2)                       --                          --            --                          --
  LargeCap Growth Account (Class 2)                         --                          --            --                          --
  MidCap Blend Account (Class 2)                            --                          --            --                          --
  Money Market Account (Class 2)                            --                          --            --                          --
  Principal Capital Appreciation Account
    (Class 2)                                               --                          --            --                          --
  Real Estate Securities Account (Class 2)                  --                          --            --                          --
  SAM Balanced Portfolio (Class 2)                     135,627                       10.26            --                          --
  SAM Conservative Balanced Portfolio (Class 2)         42,906                       10.86            --                          --
  SAM Conservative Growth Portfolio (Class 2)           19,188                       10.23            --                          --
  SAM Flexible Income Portfolio (Class 2)                    5                       11.22            --                          --
  SAM Strategic Growth Portfolio (Class 2)              33,457                       10.84            --                          --
  Short-Term Income Account (Class 2)                       --                          --            --                          --
  SmallCap Growth Account II (Class 2)                      --                          --            --                          --
  SmallCap Value Account I (Class 2)                        --                          --            --                          --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST
    (Class A):
  Columbia Asset Allocation Fund, Variable
    Series                                                 155               $       11.46            --               $          --
  Columbia Large Cap Value Fund, Variable Series        12,602                       11.14            --                          --
  Columbia Small Company Growth Fund, Variable
    Series                                               3,680                       11.98            --                          --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
  Columbia High Yield Fund, Variable Series
    (Class A)                                          108,292               $       18.12            --               $          --
  Columbia Marsico Focused Equities Fund,
    Variable Series (Class A)                          245,312                       11.14            --                          --
  Columbia Marsico Growth Fund, Variable Series
    (Class A)                                           16,265                       10.66            --                          --
  Columbia Marsico 21st Century Fund, Variable
    Series (Class A)                                       761                       14.92            --                          --
  Columbia Mid Cap Growth Fund, Variable Series
    (Class A)                                              112                       10.54            --                          --
  Columbia Marsico International Opportunities
    Fund, Variable Series (Class B)                      8,284                       17.36            --                          --

AMERICAN FUNDS INSURANCE SERIES:
  Asset Allocation Fund (Class 2)                       14,046               $       15.54       257,432               $       15.54
  Global Growth Fund (Class 2)                         490,589                       22.53       114,543                       22.53
  Growth Fund (Class 2)                                721,534                       19.38       218,421                       19.38
  Growth-Income Fund (Class 2)                         861,033                       16.06       318,066                       16.06
  Asset Allocation Fund (Class 3)                           --                          --            --                          --
  Cash Management Fund (Class 3)                            --                          --            --                          --
  Growth Fund (Class 3)                                     --                          --            --                          --
  Growth-Income Fund (Class 3)                              --                          --            --                          --
  High-Income Bond Fund (Class 3)                           --                          --            --                          --
  International Fund (Class 3)                              --                          --            --                          --
  U.S. Government/AAA-Rated Securities Fund
    (Class 3)                                               --                          --            --                          --

LORD ABBETT SERIES FUND, INC. (Class VC):
  Growth and Income Portfolio                        3,274,720               $       11.62       211,672               $       11.62
  Mid Cap Value Portfolio                                3,394                       13.45       159,779                       13.45

BB&T VARIABLE INSURANCE FUNDS:
  BB&T Capital Manager Equity VIF                       34,998               $       10.04            --               $          --
  BB&T Mid Cap Growth VIF                                   --                          --            --                          --
  BB&T Select Equity VIF                                45,193                        9.05            --                          --
  BB&T Special Opportunities Equity VIF                215,166                       14.81            --                          --
  BB&T Total Return Bond VIF                           136,382                       12.19            --                          --

MTB GROUP OF FUNDS:
  MTB Managed Allocation Fund - Moderate
    Growth II                                               19               $        9.69            --               $          --

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
    TRUST (Class 2):
  Franklin Income Securities Fund                      661,827               $       10.36            --               $          --
  Franklin Templeton VIP Founding Funds
    Allocation Fund                                    839,747                        9.16            --                          --

SEASONS SERIES TRUST (Class 3):
  Allocation Balanced Portfolio                        274,532               $       11.43            --               $          --
  Allocation Growth Portfolio                           35,292                       11.12            --                          --
  Allocation Moderate Growth Portfolio                 969,272                       11.11            --                          --
  Allocation Moderate Portfolio                        615,869                       11.38            --                          --
  Real Return Portfolio                              1,345,773                       11.38            --                          --

                                                  Contracts With Total Expenses of 1.77(3)    Contracts With Total Expenses of 1.80
                                                  ----------------------------------------   ---------------------------------------
                                                  Accumulation               Unit value of   Accumulation              Unit value of
                                                     units                    accumulation       units                  accumulation
Variable Accounts                                  outstanding                   units       outstanding                   units
------------------------------------------------  ------------               -------------   ------------              -------------
SUNAMERICA SERIES TRUST (continued):
  Mid-Cap Growth Portfolio (Class 3)                        --               $          --          3,134             $        11.87
  Real Estate Portfolio (Class 3)                           --                          --         24,531                       7.67
  Small & Mid Cap Value Portfolio (Class 3)                 --                          --         25,997                      12.04
  Small Company Value Portfolio (Class 3)                   --                          --         12,851                      10.49
  Technology Portfolio (Class 3)                            --                          --            836                      10.58
  Telecom Utility Portfolio (Class 3)                       --                          --          2,201                      11.71
  Total Return Bond Portfolio (Class 3)                     --                          --         10,528                      12.59

INVESCO VARIABLE INSURANCE FUNDS (Series II):
  Invesco Van Kampen V.I. Capital Growth Fund               --               $          --             24             $        11.64
  Invesco Van Kampen V.I. Comstock Fund                     --                          --         12,154                       9.40
  Invesco Van Kampen V.I. Growth and Income Fund            --                          --         32,317                       9.79

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.:
  Diversified International Account (Class 1)               --               $          --         16,614                     $ 6.44
  Equity Income Account (Class 1)                           --                          --        217,556                       9.29
  Government & High Quality Bond Account
    (Class 1)                                               --                          --        114,446                       7.70
  Income Account (Class 1)                                  --                          --         89,377                       8.72
  LargeCap Blend Account II (Class 1)                       --                          --         55,794                       6.36
  LargeCap Growth Account (Class 1)                         --                          --          5,675                       6.95
  MidCap Blend Account (Class 1)                            --                          --         45,125                      10.22
  Money Market Account (Class 1)                            --                          --         15,689                       5.83
  Principal Capital Appreciation Account
    (Class 1)                                               --                          --         97,145                      12.46
  Real Estate Securities Account (Class 1)                  --                          --              9                      17.31
  SAM Balanced Portfolio (Class 1)                          --                          --      1,169,044                      10.45
  SAM Conservative Balanced Portfolio (Class 1)             --                          --        126,385                       7.82
  SAM Conservative Growth Portfolio (Class 1)               --                          --        455,010                      10.46
  SAM Flexible Income Portfolio (Class 1)                   --                          --        185,877                       9.15
  SAM Strategic Growth Portfolio (Class 1)                  --                          --         75,661                      11.07
  Short-Term Income Account (Class 1)                       --                          --        146,038                       7.26
  SmallCap Growth Account II (Class 1)                      --                          --         27,745                       6.49
  SmallCap Value Account I (Class 1)                        --                          --          1,798                       9.16
  Diversified International Account (Class 2)               --                          --             --                         --
  Equity Income Account (Class 2)                           --                          --             --                         --
  Government & High Quality Bond Account
    (Class 2)                                               --                          --             --                         --
  Income Account (Class 2)                                  --                          --             --                         --
  LargeCap Blend Account II (Class 2)                       --                          --             --                         --
  LargeCap Growth Account (Class 2)                         --                          --             --                         --
  MidCap Blend Account (Class 2)                            --                          --             --                         --
  Money Market Account (Class 2)                            --                          --             --                         --
  Principal Capital Appreciation Account
    (Class 2)                                               --                          --             --                         --
  Real Estate Securities Account (Class 2)                  --                          --             --                         --
  SAM Balanced Portfolio (Class 2)                          --                          --             --                         --
  SAM Conservative Balanced Portfolio (Class 2)             --                          --             --                         --
  SAM Conservative Growth Portfolio (Class 2)               --                          --             --                         --
  SAM Flexible Income Portfolio (Class 2)                   --                          --             --                         --
  SAM Strategic Growth Portfolio (Class 2)                  --                          --             --                         --
  Short-Term Income Account (Class 2)                       --                          --             --                         --
  SmallCap Growth Account II (Class 2)                      --                          --             --                         --
  SmallCap Value Account I (Class 2)                        --                          --             --                         --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST
    (Class A):
  Columbia Asset Allocation Fund, Variable
    Series                                               7,196               $       11.46             --             $           --
  Columbia Large Cap Value Fund, Variable Series        40,734                       11.14             --                         --
  Columbia Small Company Growth Fund, Variable
    Series                                              17,450                       11.98             --                         --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
  Columbia High Yield Fund, Variable Series
    (Class A)                                           23,881               $       18.12             --             $            -
  Columbia Marsico Focused Equities Fund,
    Variable Series (Class A)                           45,392                       11.14             --                         --
  Columbia Marsico Growth Fund, Variable Series
    (Class A)                                           18,959                       10.66             --                         --
  Columbia Marsico 21st Century Fund, Variable
    Series (Class A)                                    11,182                       14.92             --                         --
  Columbia Mid Cap Growth Fund, Variable Series
    (Class A)                                           26,717                       10.54             --                         --
  Columbia Marsico International Opportunities
    Fund, Variable Series (Class B)                     15,817                       17.36             --                         --

AMERICAN FUNDS INSURANCE SERIES:
  Asset Allocation Fund (Class 2)                           --               $          --             --             $           --
  Global Growth Fund (Class 2)                              --                          --             --                         --
  Growth Fund (Class 2)                                     --                          --             --                         --
  Growth-Income Fund (Class 2)                              --                          --             --                         --
  Asset Allocation Fund (Class 3)                           --                          --             --                         --
  Cash Management Fund (Class 3)                            --                          --             --                         --
  Growth Fund (Class 3)                                     --                          --             --                         --
  Growth-Income Fund (Class 3)                              --                          --             --                         --
  High-Income Bond Fund (Class 3)                           --                          --             --                         --
  International Fund (Class 3)                              --                          --             --                         --
  U.S. Government/AAA-Rated Securities Fund
    (Class 3)                                               --                          --             --                         --

LORD ABBETT SERIES FUND, INC. (Class VC):
  Growth and Income Portfolio                               --               $          --         18,945             $         9.05
  Mid Cap Value Portfolio                                   --                          --             --                         --

BB&T VARIABLE INSURANCE FUNDS:
  BB&T Capital Manager Equity VIF                           --               $          --             --             $           --
  BB&T Mid Cap Growth VIF                                   --                          --             --                         --
  BB&T Select Equity VIF                                    --                          --             --                         --
  BB&T Special Opportunities Equity VIF                     --                          --             --                         --
  BB&T Total Return Bond VIF                                --                          --             --                         --

MTB GROUP OF FUNDS:
  MTB Managed Allocation Fund - Moderate
    Growth II                                               --               $          --             --             $           --

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
    TRUST (Class 2):
  Franklin Income Securities Fund                           --               $          --          1,911             $        10.36
  Franklin Templeton VIP Founding Funds
    Allocation Fund                                         --                          --          1,280                       9.15

SEASONS SERIES TRUST (Class 3):
  Allocation Balanced Portfolio                             --               $          --          6,723             $        11.28
  Allocation Growth Portfolio                               --                          --          2,304                      10.97
  Allocation Moderate Growth Portfolio                      --                          --         12,136                      10.96
  Allocation Moderate Portfolio                             --                          --          8,926                      11.23
  Real Return Portfolio                                     --                          --          3,052                      11.23

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies, Polaris Preferred Solution, and Polaris Platinum III products.

(6)   Offered in WM Diversified Strategies III product.

(7)   Offered in Polaris Platinum III product.

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                                  Contracts With Total Expenses of 1.90  Contracts With Total Expenses of 1.95(6)
                                                  -------------------------------------  ----------------------------------------
                                                  Accumulation            Unit value of  Accumulation               Unit value of
                                                     units                 accumulation      units                   accumulation
Variable Accounts                                 outstanding                 units       outstanding                   units
------------------------------------------------  ------------            -------------  ------------               -------------
ANCHOR SERIES TRUST:
  Asset Allocation Portfolio (Class 1)                      --            $          --            --               $          --
  Capital Appreciation Portfolio (Class 1)                  --                       --            --                          --
  Government and Quality Bond Portfolio
    (Class 1)                                               --                       --            --                          --
  Growth Portfolio (Class 1)                                --                       --            --                          --
  Natural Resources Portfolio (Class 1)                     --                       --            --                          --
  Asset Allocation Portfolio (Class 2)                      --                       --            --                          --
  Capital Appreciation Portfolio (Class 2)                  --                       --         3,212                       51.20
  Government and Quality Bond Portfolio
    (Class 2)                                               --                       --            --                          --
  Growth Portfolio (Class 2)                                --                       --            --                          --
  Natural Resources Portfolio (Class 2)                     --                       --            --                          --
  Asset Allocation Portfolio (Class 3)                   7,522                    11.28            --                          --
  Capital Appreciation Portfolio (Class 3)             335,571                    12.72            --                          --
  Government and Quality Bond Portfolio
    (Class 3)                                        1,251,110                    11.31            --                          --
  Growth Portfolio (Class 3)                           220,090                    10.35            --                          --
  Natural Resources Portfolio (Class 3)                130,974                    12.38            --                          --

SUNAMERICA SERIES TRUST:
  Aggressive Growth Portfolio (Class 1)                     --            $          --            --               $          --
  Alliance Growth Portfolio (Class 1)                       --                       --            --                          --
  Balanced Portfolio (Class 1)                              --                       --            --                          --
  Blue Chip Growth Portfolio (Class 1)                      --                       --            --                          --
  Capital Growth Portfolio (Class 1)                        --                       --            --                          --
  Cash Management Portfolio (Class 1)                       --                       --            --                          --
  Corporate Bond Portfolio (Class 1)                        --                       --            --                          --
  Davis Venture Value Portfolio (Class 1)                   --                       --            --                          --
  "Dogs" of Wall Street Portfolio (Class 1)                 --                       --            --                          --
  Emerging Markets Portfolio (Class 1)                      --                       --            --                          --
  Equity Opportunities Portfolio (Class 1)                  --                       --            --                          --
  Fundamental Growth Portfolio (Class 1)                    --                       --            --                          --
  Global Bond Portfolio (Class 1)                           --                       --            --                          --
  Global Equities Portfolio (Class 1)                       --                       --            --                          --
  Growth Opportunities Portfolio (Class 1)                  --                       --            --                          --
  Growth-Income Portfolio (Class 1)                         --                       --            --                          --
  High-Yield Bond Portfolio (Class 1)                       --                       --            --                          --
  International Diversified Equities Portfolio
    (Class 1)                                               --                       --            --                          --
  International Growth and Income Portfolio
    (Class 1)                                               --                       --            --                          --
  Marsico Focused Growth Portfolio (Class 1)                --                       --            --                          --
  MFS Massachusetts Investors Trust Portfolio
    (Class 1)                                               --                       --            --                          --
  MFS Total Return Portfolio (Class 1)                      --                       --            --                          --
  Mid-Cap Growth Portfolio (Class 1)                        --                       --            --                          --
  Real Estate Portfolio (Class 1)                           --                       --            --                          --
  Technology Portfolio (Class 1)                            --                       --            --                          --
  Telecom Utility Portfolio (Class 1)                       --                       --            --                          --
  Total Return Bond Portfolio (Class 1)                     --                       --            --                          --
  Aggressive Growth Portfolio (Class 2)                     --                       --            --                          --
  Alliance Growth Portfolio (Class 2)                       --                       --           162                       31.06
  Balanced Portfolio (Class 2)                              --                       --            --                          --
  Blue Chip Growth Portfolio (Class 2)                      --                       --            --                          --
  Capital Growth Portfolio (Class 2)                        --                       --            --                          --
  Cash Management Portfolio (Class 2)                       --                       --            --                          --
  Corporate Bond Portfolio (Class 2)                        --                       --            --                          --
  Davis Venture Value Portfolio (Class 2)                   --                       --            --                          --
  "Dogs" of Wall Street Portfolio (Class 2)                 --                       --            --                          --
  Emerging Markets Portfolio (Class 2)                      --                       --            --                          --
  Equity Opportunities Portfolio (Class 2)                  --                       --            --                          --
  Foreign Value Portfolio (Class 2)                         --                       --            --                          --
  Fundamental Growth Portfolio (Class 2)                    --                       --            --                          --
  Global Bond Portfolio (Class 2)                           --                       --            --                          --
  Global Equities Portfolio (Class 2)                       --                       --           233                       20.18
  Growth Opportunities Portfolio (Class 2)                  --                       --            --                          --
  Growth-Income Portfolio (Class 2)                         --                       --            --                          --
  High-Yield Bond Portfolio (Class 2)                       --                       --            --                          --
  International Diversified Equities Portfolio
    (Class 2)                                               --                       --            --                          --
  International Growth and Income Portfolio
    (Class 2)                                               --                       --            --                          --
  Marsico Focused Growth Portfolio (Class 2)                --                       --            --                          --
  MFS Massachusetts Investors Trust Portfolio
    (Class 2)                                               --                       --            --                          --
  MFS Total Return Portfolio (Class 2)                      --                       --            --                          --
  Mid-Cap Growth Portfolio (Class 2)                        --                       --         4,621                       11.53
  Real Estate Portfolio (Class 2)                           --                       --            --                          --
  Small & Mid Cap Value Portfolio (Class 2)                 --                       --            --                          --
  Technology Portfolio (Class 2)                            --                       --         2,826                        2.31
  Telecom Utility Portfolio (Class 2)                       --                       --            --                          --
  Total Return Bond Portfolio (Class 2)                     --                       --            --                          --
  Aggressive Growth Portfolio (Class 3)                 15,621                     8.34            --                          --
  Alliance Growth Portfolio (Class 3)                   11,808                    10.33            --                          --
  American Funds Asset Allocation SAST Portfolio
    (Class 3)                                          261,154                    10.03            --                          --
  American Funds Global Growth SAST Portfolio
    (Class 3)                                          944,837                    11.15            --                          --
  American Funds Growth SAST Portfolio (Class 3)       837,771                    10.11            --                          --
  American Funds Growth-Income SAST Portfolio
    (Class 3)                                          798,920                     9.38            --                          --
  Balanced Portfolio (Class 3)                          27,503                    10.55            --                          --
  Blue Chip Growth Portfolio (Class 3)                 176,893                    10.45            --                          --
  Capital Growth Portfolio (Class 3)                   201,255                     9.60            --                          --
  Cash Management Portfolio (Class 3)                  142,515                     9.77            --                          --
  Corporate Bond Portfolio (Class 3)                   892,928                    13.30            --                          --
  Davis Venture Value Portfolio (Class 3)              690,175                     9.78            --                          --
  "Dogs" of Wall Street Portfolio (Class 3)             27,344                    10.25            --                          --
  Emerging Markets Portfolio (Class 3)                 264,793                    13.94            --                          --
  Equity Opportunities Portfolio (Class 3)              13,479                     9.59            --                          --
  Foreign Value Portfolio (Class 3)                    986,811                     9.40            --                          --
  Fundamental Growth Portfolio (Class 3)               328,041                    10.27            --                          --
  Global Bond Portfolio (Class 3)                      307,773                    12.48            --                          --
  Global Equities Portfolio (Class 3)                   45,860                     9.53            --                          --
  Growth Opportunities Portfolio (Class 3)             306,349                    11.43            --                          --
  Growth-Income Portfolio (Class 3)                     22,304                     8.90            --                          --
  High-Yield Bond Portfolio (Class 3)                  183,243                    10.70            --                          --
  International Diversified Equities Portfolio
    (Class 3)                                          333,105                     9.84            --                          --
  International Growth and Income Portfolio
    (Class 3)                                          687,234                     8.09            --                          --
  Marsico Focused Growth Portfolio (Class 3)           161,411                    10.54            --                          --
  MFS Massachusetts Investors Trust Portfolio
    (Class 3)                                          515,917                    10.39            --                          --
  MFS Total Return Portfolio (Class 3)                 187,551                    10.38            --                          --

                                                  Contracts With Total Expenses of 1.95(7)  Contracts With Total Expenses of 1.97(4)
                                                  ----------------------------------------  ----------------------------------------
                                                  Accumulation               Unit value of  Accumulation               Unit value of
                                                      units                   accumulation      units                  accumulation
Variable Accounts                                  outstanding                   units       outstanding                   units
------------------------------------------------  ------------               -------------  ------------               -------------
ANCHOR SERIES TRUST:
  Asset Allocation Portfolio (Class 1)                      --               $          --            --               $          --
  Capital Appreciation Portfolio (Class 1)                  --                          --            --                          --
  Government and Quality Bond Portfolio
    (Class 1)                                               --                          --            --                          --
  Growth Portfolio (Class 1)                                --                          --            --                          --
  Natural Resources Portfolio (Class 1)                     --                          --            --                          --
  Asset Allocation Portfolio (Class 2)                      --                          --        27,486                       26.22
  Capital Appreciation Portfolio (Class 2)                  --                          --        10,659                       50.35
  Government and Quality Bond Portfolio
    (Class 2)                                               --                          --        26,799                       18.93
  Growth Portfolio (Class 2)                                --                          --         6,146                       31.84
  Natural Resources Portfolio (Class 2)                     --                          --         2,289                       56.16
  Asset Allocation Portfolio (Class 3)                   3,695                       11.28        17,254                       26.07
  Capital Appreciation Portfolio (Class 3)              28,500                       12.86       124,157                       49.53
  Government and Quality Bond Portfolio
    (Class 3)                                           31,403                       11.36       375,758                       18.78
  Growth Portfolio (Class 3)                             1,859                       10.32        50,194                       31.60
  Natural Resources Portfolio (Class 3)                101,257                       12.50        33,084                       55.62

SUNAMERICA SERIES TRUST:
  Aggressive Growth Portfolio (Class 1)                     --               $          --            --               $          --
  Alliance Growth Portfolio (Class 1)                       --                          --            --                          --
  Balanced Portfolio (Class 1)                              --                          --            --                          --
  Blue Chip Growth Portfolio (Class 1)                      --                          --            --                          --
  Capital Growth Portfolio (Class 1)                        --                          --            --                          --
  Cash Management Portfolio (Class 1)                       --                          --            --                          --
  Corporate Bond Portfolio (Class 1)                        --                          --            --                          --
  Davis Venture Value Portfolio (Class 1)                   --                          --            --                          --
  "Dogs" of Wall Street Portfolio (Class 1)                 --                          --            --                          --
  Emerging Markets Portfolio (Class 1)                      --                          --            --                          --
  Equity Opportunities Portfolio (Class 1)                  --                          --            --                          --
  Fundamental Growth Portfolio (Class 1)                    --                          --            --                          --
  Global Bond Portfolio (Class 1)                           --                          --            --                          --
  Global Equities Portfolio (Class 1)                       --                          --            --                          --
  Growth Opportunities Portfolio (Class 1)                  --                          --            --                          --
  Growth-Income Portfolio (Class 1)                         --                          --            --                          --
  High-Yield Bond Portfolio (Class 1)                       --                          --            --                          --
  International Diversified Equities Portfolio
    (Class 1)                                               --                          --            --                          --
  International Growth and Income Portfolio
    (Class 1)                                               --                          --            --                          --
  Marsico Focused Growth Portfolio (Class 1)                --                          --            --                          --
  MFS Massachusetts Investors Trust Portfolio
    (Class 1)                                               --                          --            --                          --
  MFS Total Return Portfolio (Class 1)                      --                          --            --                          --
  Mid-Cap Growth Portfolio (Class 1)                        --                          --            --                          --
  Real Estate Portfolio (Class 1)                           --                          --            --                          --
  Technology Portfolio (Class 1)                            --                          --            --                          --
  Telecom Utility Portfolio (Class 1)                       --                          --            --                          --
  Total Return Bond Portfolio (Class 1)                     --                          --            --                          --
  Aggressive Growth Portfolio (Class 2)                     --                          --         3,803                       12.60
  Alliance Growth Portfolio (Class 2)                       --                          --         6,327                       31.15
  Balanced Portfolio (Class 2)                              --                          --        12,006                       15.87
  Blue Chip Growth Portfolio (Class 2)                      --                          --         2,473                        6.10
  Capital Growth Portfolio (Class 2)                        --                          --         2,229                        7.14
  Cash Management Portfolio (Class 2)                       --                          --         7,174                       12.64
  Corporate Bond Portfolio (Class 2)                        --                          --        22,441                       22.66
  Davis Venture Value Portfolio (Class 2)                   --                          --        16,512                       34.03
  "Dogs" of Wall Street Portfolio (Class 2)                 --                          --         4,671                       11.82
  Emerging Markets Portfolio (Class 2)                      --                          --         4,369                       22.07
  Equity Opportunities Portfolio (Class 2)                  --                          --         1,785                       17.73
  Foreign Value Portfolio (Class 2)                         --                          --         2,871                       16.14
  Fundamental Growth Portfolio (Class 2)                    --                          --         2,350                       17.14
  Global Bond Portfolio (Class 2)                           --                          --         4,590                       21.65
  Global Equities Portfolio (Class 2)                       --                          --         4,543                       20.19
  Growth Opportunities Portfolio (Class 2)                  --                          --         5,203                        5.80
  Growth-Income Portfolio (Class 2)                         --                          --         7,494                       25.56
  High-Yield Bond Portfolio (Class 2)                       --                          --         7,427                       21.03
  International Diversified Equities Portfolio
    (Class 2)                                               --                          --        36,149                       12.75
  International Growth and Income Portfolio
    (Class 2)                                               --                          --         9,388                       13.46
  Marsico Focused Growth Portfolio (Class 2)                --                          --            --                          --
  MFS Massachusetts Investors Trust Portfolio
    (Class 2)                                               --                          --         1,187                       22.18
  MFS Total Return Portfolio (Class 2)                      --                          --        28,649                       26.60
  Mid-Cap Growth Portfolio (Class 2)                        --                          --        15,864                       11.49
  Real Estate Portfolio (Class 2)                           --                          --         6,300                       21.11
  Small & Mid Cap Value Portfolio (Class 2)                 --                          --         4,081                       19.69
  Technology Portfolio (Class 2)                            --                          --        28,270                        2.31
  Telecom Utility Portfolio (Class 2)                       --                          --            --                          --
  Total Return Bond Portfolio (Class 2)                     --                          --            --                          --
  Aggressive Growth Portfolio (Class 3)                  7,075                        8.32         5,361                       12.46
  Alliance Growth Portfolio (Class 3)                       14                       10.37        46,986                       30.91
  American Funds Asset Allocation SAST Portfolio
    (Class 3)                                           17,259                       10.03         2,106                       10.02
  American Funds Global Growth SAST Portfolio
    (Class 3)                                           75,062                       11.22         2,197                       11.05
  American Funds Growth SAST Portfolio (Class 3)       100,608                       10.16           661                       10.11
  American Funds Growth-Income SAST Portfolio
    (Class 3)                                           76,473                        9.42         1,077                        9.17
  Balanced Portfolio (Class 3)                           7,564                       10.62        17,115                       15.74
  Blue Chip Growth Portfolio (Class 3)                  12,510                       10.53        27,742                        6.05
  Capital Growth Portfolio (Class 3)                        15                        9.61        35,060                        7.08
  Cash Management Portfolio (Class 3)                   13,392                        9.80       241,364                       12.54
  Corporate Bond Portfolio (Class 3)                    26,846                       13.38       167,942                       22.49
  Davis Venture Value Portfolio (Class 3)               68,361                        9.84       153,373                       33.84
  "Dogs" of Wall Street Portfolio (Class 3)              6,910                       10.30        14,614                       11.70
  Emerging Markets Portfolio (Class 3)                  35,159                       14.07        81,723                       21.88
  Equity Opportunities Portfolio (Class 3)                  15                        9.53        30,344                       17.49
  Foreign Value Portfolio (Class 3)                     81,005                        9.44       153,500                       16.24
  Fundamental Growth Portfolio (Class 3)                    14                       10.28        19,118                       16.79
  Global Bond Portfolio (Class 3)                       16,433                       12.52        57,547                       21.43
  Global Equities Portfolio (Class 3)                    8,189                        9.60        14,675                       19.94
  Growth Opportunities Portfolio (Class 3)              30,368                       11.51        60,324                        5.72
  Growth-Income Portfolio (Class 3)                      6,034                        8.80         8,646                       25.42
  High-Yield Bond Portfolio (Class 3)                   11,494                       10.81        40,428                       20.88
  International Diversified Equities Portfolio
    (Class 3)                                           14,919                        9.92       179,604                       12.65
  International Growth and Income Portfolio
    (Class 3)                                            6,540                        8.12       108,232                       13.29
  Marsico Focused Growth Portfolio (Class 3)            20,537                       10.64         2,982                       11.18
  MFS Massachusetts Investors Trust Portfolio
    (Class 3)                                           43,335                       10.51        26,230                       21.95
  MFS Total Return Portfolio (Class 3)                  14,767                       10.43       146,865                       26.36

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies, Polaris Preferred Solution, and Polaris Platinum III products.

(6)   Offered in WM Diversified Strategies III product.

(7)   Offered in Polaris Platinum III product.

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                                   Contracts With Total Expenses of 1.90    Contracts With Total Expenses of 1.95(6)
                                                  ----------------------------------------  ----------------------------------------
                                                  Accumulation               Unit value of  Accumulation               Unit value of
                                                      units                   accumulation     units                    accumulation
Variable Accounts                                  outstanding                   units      outstanding                    units
------------------------------------------------  ------------               -------------  ------------               -------------
SUNAMERICA SERIES TRUST (continued):
  Mid-Cap Growth Portfolio (Class 3)                   117,814               $       11.93            --               $          --
  Real Estate Portfolio (Class 3)                      692,299                        7.64            --                          --
  Small & Mid Cap Value Portfolio (Class 3)            810,517                       12.01            --                          --
  Small Company Value Portfolio (Class 3)              451,791                       10.47            --                          --
  Technology Portfolio (Class 3)                        24,489                       10.57            --                          --
  Telecom Utility Portfolio (Class 3)                   20,589                       11.64            --                          --
  Total Return Bond Portfolio (Class 3)              1,136,146                       12.62            --                          --

INVESCO VARIABLE INSURANCE FUNDS (Series II):
  Invesco Van Kampen V.I. Capital Growth Fund           14,073               $       11.69            --               $          --
  Invesco Van Kampen V.I. Comstock Fund                569,063                        9.38        34,933                       11.93
  Invesco Van Kampen V.I. Growth and Income Fund     1,021,626                        9.76            --                          --

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.:
  Diversified International Account (Class 1)               --               $          --            --               $          --
  Equity Income Account (Class 1)                           --                          --            --                          --
  Government & High Quality Bond Account
    (Class 1)                                               --                          --            --                          --
  Income Account (Class 1)                                  --                          --            --                          --
  LargeCap Blend Account II (Class 1)                       --                          --            --                          --
  LargeCap Growth Account (Class 1)                         --                          --            --                          --
  MidCap Blend Account (Class 1)                            --                          --            --                          --
  Money Market Account (Class 1)                            --                          --            --                          --
  Principal Capital Appreciation Account
    (Class 1)                                               --                          --            --                          --
  Real Estate Securities Account (Class 1)                  --                          --            --                          --
  SAM Balanced Portfolio (Class 1)                          --                          --            --                          --
  SAM Conservative Balanced Portfolio (Class 1)             --                          --            --                          --
  SAM Conservative Growth Portfolio (Class 1)               --                          --            --                          --
  SAM Flexible Income Portfolio (Class 1)                   --                          --            --                          --
  SAM Strategic Growth Portfolio (Class 1)                  --                          --            --                          --
  Short-Term Income Account (Class 1)                       --                          --            --                          --
  SmallCap Growth Account II (Class 1)                      --                          --            --                          --
  SmallCap Value Account I (Class 1)                        --                          --            --                          --
  Diversified International Account (Class 2)               --                          --         1,076                        6.23
  Equity Income Account (Class 2)                           --                          --        69,152                        8.95
  Government & High Quality Bond Account
    (Class 2)                                               --                          --        21,065                        7.41
  Income Account (Class 2)                                  --                          --        11,934                        8.45
  LargeCap Blend Account II (Class 2)                       --                          --         2,854                        6.11
  LargeCap Growth Account (Class 2)                         --                          --         1,751                        6.73
  MidCap Blend Account (Class 2)                            --                          --         6,860                        9.83
  Money Market Account (Class 2)                            --                          --        20,516                        5.68
  Principal Capital Appreciation Account
    (Class 2)                                               --                          --        15,127                       11.97
  Real Estate Securities Account (Class 2)                  --                          --             4                       16.91
  SAM Balanced Portfolio (Class 2)                          --                          --       154,390                       10.10
  SAM Conservative Balanced Portfolio (Class 2)             --                          --        20,911                        7.57
  SAM Conservative Growth Portfolio (Class 2)               --                          --       103,165                       10.08
  SAM Flexible Income Portfolio (Class 2)                   --                          --        33,962                        8.86
  SAM Strategic Growth Portfolio (Class 2)                  --                          --        57,679                       10.67
  Short-Term Income Account (Class 2)                       --                          --         2,781                        7.06
  SmallCap Growth Account II (Class 2)                      --                          --         2,807                        6.27
  SmallCap Value Account I (Class 2)                        --                          --            13                        8.99

COLUMBIA FUNDS VARIABLE INSURANCE TRUST
    (Class A):
  Columbia Asset Allocation Fund, Variable
    Series                                                  --               $          --            --               $          --
  Columbia Large Cap Value Fund, Variable Series            --                          --            --                          --
  Columbia Small Company Growth Fund, Variable
    Series                                                  --                          --            --                          --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
  Columbia High Yield Fund, Variable Series
    (Class A)                                               --               $          --            --               $          --
  Columbia Marsico Focused Equities Fund,
    Variable Series (Class A)                               --                          --            --                          --
  Columbia Marsico Growth Fund, Variable Series
    (Class A)                                               --                          --            --                          --
  Columbia Marsico 21st Century Fund, Variable
    Series (Class A)                                        --                          --            --                          --
  Columbia Mid Cap Growth Fund, Variable Series
    (Class A)                                               --                          --            --                          --
  Columbia Marsico International Opportunities
    Fund, Variable Series (Class B)                         --                          --            --                          --

AMERICAN FUNDS INSURANCE SERIES:
  Asset Allocation Fund (Class 2)                           --               $          --            --               $          --
  Global Growth Fund (Class 2)                              --                          --            --                          --
  Growth Fund (Class 2)                                     --                          --            --                          --
  Growth-Income Fund (Class 2)                              --                          --            --                          --
  Asset Allocation Fund (Class 3)                           --                          --            --                          --
  Cash Management Fund (Class 3)                            --                          --            --                          --
  Growth Fund (Class 3)                                     --                          --            --                          --
  Growth-Income Fund (Class 3)                              --                          --            --                          --
  High-Income Bond Fund (Class 3)                           --                          --            --                          --
  International Fund (Class 3)                              --                          --            --                          --
  U.S. Government/AAA-Rated Securities Fund
    (Class 3)                                               --                          --            --                          --

LORD ABBETT SERIES FUND, INC. (Class VC):
  Growth and Income Portfolio                          678,640               $        8.99            --               $          --
  Mid Cap Value Portfolio                                   --                          --            --                          --

BB&T VARIABLE INSURANCE FUNDS:
  BB&T Capital Manager Equity VIF                           --               $          --            --               $          --
  BB&T Mid Cap Growth VIF                                   --                          --            --                          --
  BB&T Select Equity VIF                                    --                          --            --                          --
  BB&T Special Opportunities Equity VIF                     --                          --            --                          --
  BB&T Total Return Bond VIF                                --                          --            --                          --

MTB GROUP OF FUNDS:
  MTB Managed Allocation Fund - Moderate
    Growth II                                               --               $          --            --               $          --

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
    TRUST (Class 2):
  Franklin Income Securities Fund                      158,467               $       10.29            --               $          --
  Franklin Templeton VIP Founding Funds
    Allocation Fund                                     57,724                        9.11            --                          --

SEASONS SERIES TRUST (Class 3):
  Allocation Balanced Portfolio                         92,686               $       11.33            --               $          --
  Allocation Growth Portfolio                            2,545                       11.00            --                          --
  Allocation Moderate Growth Portfolio                 309,639                       11.00            --                          --
  Allocation Moderate Portfolio                        172,227                       11.27            --                          --
  Real Return Portfolio                                332,126                       11.35            --                          --

                                                  Contracts With Total Expenses of 1.95(7)  Contracts With Total Expenses of 1.97(4)
                                                  ----------------------------------------  ----------------------------------------
                                                  Accumulation               Unit value of  Accumulation               Unit value of
                                                     units                    accumulation      units                   accumulation
Variable Accounts                                  outstanding                   units       outstanding                   units
------------------------------------------------  ------------               -------------  ------------               -------------
SUNAMERICA SERIES TRUST (continued):
  Mid-Cap Growth Portfolio (Class 3)                     7,990               $       11.95        93,992               $       11.42
  Real Estate Portfolio (Class 3)                       35,629                        7.69        45,119                       20.96
  Small & Mid Cap Value Portfolio (Class 3)             44,449                       12.06       132,026                       19.54
  Small Company Value Portfolio (Class 3)               36,913                       10.51        47,260                        9.56
  Technology Portfolio (Class 3)                        10,626                       10.61       208,504                        2.29
  Telecom Utility Portfolio (Class 3)                    4,877                       11.70         2,408                       14.97
  Total Return Bond Portfolio (Class 3)                 86,532                       12.65         8,314                       24.62

INVESCO VARIABLE INSURANCE FUNDS (Series II):
  Invesco Van Kampen V.I. Capital Growth Fund                9               $       11.66        19,395               $       10.51
  Invesco Van Kampen V.I. Comstock Fund                 44,446                        9.43       120,160                       11.92
  Invesco Van Kampen V.I. Growth and Income Fund        69,419                        9.81       220,013                       13.55

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.:
  Diversified International Account (Class 1)               --               $          --            --               $          --
  Equity Income Account (Class 1)                           --                          --            --                          --
  Government & High Quality Bond Account
    (Class 1)                                               --                          --            --                          --
  Income Account (Class 1)                                  --                          --            --                          --
  LargeCap Blend Account II (Class 1)                       --                          --            --                          --
  LargeCap Growth Account (Class 1)                         --                          --            --                          --
  MidCap Blend Account (Class 1)                            --                          --            --                          --
  Money Market Account (Class 1)                            --                          --            --                          --
  Principal Capital Appreciation Account
    (Class 1)                                               --                          --            --                          --
  Real Estate Securities Account (Class 1)                  --                          --            --                          --
  SAM Balanced Portfolio (Class 1)                          --                          --            --                          --
  SAM Conservative Balanced Portfolio (Class 1)             --                          --            --                          --
  SAM Conservative Growth Portfolio (Class 1)               --                          --            --                          --
  SAM Flexible Income Portfolio (Class 1)                   --                          --            --                          --
  SAM Strategic Growth Portfolio (Class 1)                  --                          --            --                          --
  Short-Term Income Account (Class 1)                       --                          --            --                          --
  SmallCap Growth Account II (Class 1)                      --                          --            --                          --
  SmallCap Value Account I (Class 1)                        --                          --            --                          --
  Diversified International Account (Class 2)               --                          --            --                          --
  Equity Income Account (Class 2)                           --                          --            --                          --
  Government & High Quality Bond Account
    (Class 2)                                               --                          --            --                          --
  Income Account (Class 2)                                  --                          --            --                          --
  LargeCap Blend Account II (Class 2)                       --                          --            --                          --
  LargeCap Growth Account (Class 2)                         --                          --            --                          --
  MidCap Blend Account (Class 2)                            --                          --            --                          --
  Money Market Account (Class 2)                            --                          --            --                          --
  Principal Capital Appreciation Account
    (Class 2)                                               --                          --            --                          --
  Real Estate Securities Account (Class 2)                  --                          --            --                          --
  SAM Balanced Portfolio (Class 2)                          --                          --            --                          --
  SAM Conservative Balanced Portfolio (Class 2)             --                          --            --                          --
  SAM Conservative Growth Portfolio (Class 2)               --                          --            --                          --
  SAM Flexible Income Portfolio (Class 2)                   --                          --            --                          --
  SAM Strategic Growth Portfolio (Class 2)                  --                          --            --                          --
  Short-Term Income Account (Class 2)                       --                          --            --                          --
  SmallCap Growth Account II (Class 2)                      --                          --            --                          --
  SmallCap Value Account I (Class 2)                        --                          --            --                          --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST
    (Class A):
  Columbia Asset Allocation Fund, Variable
    Series                                                  --               $          --            --               $          --
  Columbia Large Cap Value Fund, Variable Series            --                          --            --                          --
  Columbia Small Company Growth Fund, Variable
    Series                                                  --                          --            --                          --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
  Columbia High Yield Fund, Variable Series
    (Class A)                                               --               $          --        30,596               $       17.78
  Columbia Marsico Focused Equities Fund,
    Variable Series (Class A)                               --                          --       113,696                       11.04
  Columbia Marsico Growth Fund, Variable Series
    (Class A)                                               --                          --            --                          --
  Columbia Marsico 21st Century Fund, Variable
    Series (Class A)                                        --                          --            --                          --
  Columbia Mid Cap Growth Fund, Variable Series
    (Class A)                                               --                          --            --                          --
  Columbia Marsico International Opportunities
    Fund, Variable Series (Class B)                         --                          --            --                          --

AMERICAN FUNDS INSURANCE SERIES:
  Asset Allocation Fund (Class 2)                           --               $          --            --               $          --
  Global Growth Fund (Class 2)                              --                          --       165,662                       22.17
  Growth Fund (Class 2)                                     --                          --       420,266                       19.07
  Growth-Income Fund (Class 2)                              --                          --       399,131                       15.79
  Asset Allocation Fund (Class 3)                           --                          --            --                          --
  Cash Management Fund (Class 3)                            --                          --            --                          --
  Growth Fund (Class 3)                                     --                          --            --                          --
  Growth-Income Fund (Class 3)                              --                          --            --                          --
  High-Income Bond Fund (Class 3)                           --                          --            --                          --
  International Fund (Class 3)                              --                          --            --                          --
  U.S. Government/AAA-Rated Securities Fund
    (Class 3)                                               --                          --            --                          --

LORD ABBETT SERIES FUND, INC. (Class VC):
  Growth and Income Portfolio                           18,975               $        9.06       114,044               $       11.36
  Mid Cap Value Portfolio                                   --                          --            --                          --

BB&T VARIABLE INSURANCE FUNDS:
  BB&T Capital Manager Equity VIF                           --               $          --            27               $        9.61
  BB&T Mid Cap Growth VIF                                   --                          --            --                          --
  BB&T Select Equity VIF                                    --                          --            50                        8.69
  BB&T Special Opportunities Equity VIF                     --                          --            27                       14.56
  BB&T Total Return Bond VIF                                --                          --            27                       11.66

MTB GROUP OF FUNDS:
  MTB Managed Allocation Fund - Moderate
    Growth II                                               --               $          --            --               $          --

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
    TRUST (Class 2):
  Franklin Income Securities Fund                        5,099               $       10.36            --               $          --
  Franklin Templeton VIP Founding Funds
    Allocation Fund                                         15                        9.09            --                          --

SEASONS SERIES TRUST (Class 3):
  Allocation Balanced Portfolio                          8,184               $       11.18            --               $          --
  Allocation Growth Portfolio                            6,992                       10.87            --                          --
  Allocation Moderate Growth Portfolio                  82,764                       10.86            --                          --
  Allocation Moderate Portfolio                         15,089                       11.13            --                          --
  Real Return Portfolio                                 20,124                       11.13            --                          --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies, Polaris Preferred Solution, and Polaris Platinum III products.

(6)   Offered in WM Diversified Strategies III product.

(7)   Offered in Polaris Platinum III product.

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                                  Contracts With Total Expenses of 2.02  Contracts With Total Expenses of 2.05
                                                  -------------------------------------  -------------------------------------
                                                  Accumulation            Unit value of  Accumulation            Unit value of
                                                     units                 accumulation      units                accumulation
Variable Accounts                                 outstanding                 units      outstanding                 units
------------------------------------------------  ------------            -------------  ------------            -------------
ANCHOR SERIES TRUST:
  Asset Allocation Portfolio (Class 1)                      --            $          --            --            $          --
  Capital Appreciation Portfolio (Class 1)                  --                       --            --                       --
  Government and Quality Bond Portfolio
    (Class 1)                                               --                       --            --                       --
  Growth Portfolio (Class 1)                                --                       --            --                       --
  Natural Resources Portfolio (Class 1)                     --                       --            --                       --
  Asset Allocation Portfolio (Class 2)                      --                       --            --                       --
  Capital Appreciation Portfolio (Class 2)                  --                       --            --                       --
  Government and Quality Bond Portfolio
    (Class 2)                                               --                       --            --                       --
  Growth Portfolio (Class 2)                                --                       --            --                       --
  Natural Resources Portfolio (Class 2)                     --                       --            --                       --
  Asset Allocation Portfolio (Class 3)                     849                    26.38           174                    11.16
  Capital Appreciation Portfolio (Class 3)              67,712                    49.72         3,902                    12.68
  Government and Quality Bond Portfolio
    (Class 3)                                          184,315                    18.88         5,189                    11.21
  Growth Portfolio (Class 3)                            13,580                    31.73            10                    10.24
  Natural Resources Portfolio (Class 3)                 38,861                    55.90         1,394                    12.26

SUNAMERICA SERIES TRUST:
  Aggressive Growth Portfolio (Class 1)                     --            $          --            --            $          --
  Alliance Growth Portfolio (Class 1)                       --                       --            --                       --
  Balanced Portfolio (Class 1)                              --                       --            --                       --
  Blue Chip Growth Portfolio (Class 1)                      --                       --            --                       --
  Capital Growth Portfolio (Class 1)                        --                       --            --                       --
  Cash Management Portfolio (Class 1)                       --                       --            --                       --
  Corporate Bond Portfolio (Class 1)                        --                       --            --                       --
  Davis Venture Value Portfolio (Class 1)                   --                       --            --                       --
  "Dogs" of Wall Street Portfolio (Class 1)                 --                       --            --                       --
  Emerging Markets Portfolio (Class 1)                      --                       --            --                       --
  Equity Opportunities Portfolio (Class 1)                  --                       --            --                       --
  Fundamental Growth Portfolio (Class 1)                    --                       --            --                       --
  Global Bond Portfolio (Class 1)                           --                       --            --                       --
  Global Equities Portfolio (Class 1)                       --                       --            --                       --
  Growth Opportunities Portfolio (Class 1)                  --                       --            --                       --
  Growth-Income Portfolio (Class 1)                         --                       --            --                       --
  High-Yield Bond Portfolio (Class 1)                       --                       --            --                       --
  International Diversified Equities Portfolio
    (Class 1)                                               --                       --            --                       --
  International Growth and Income Portfolio
    (Class 1)                                               --                       --            --                       --
  Marsico Focused Growth Portfolio (Class 1)                --                       --            --                       --
  MFS Massachusetts Investors Trust Portfolio
    (Class 1)                                               --                       --            --                       --
  MFS Total Return Portfolio (Class 1)                      --                       --            --                       --
  Mid-Cap Growth Portfolio (Class 1)                        --                       --            --                       --
  Real Estate Portfolio (Class 1)                           --                       --            --                       --
  Technology Portfolio (Class 1)                            --                       --            --                       --
  Telecom Utility Portfolio (Class 1)                       --                       --            --                       --
  Total Return Bond Portfolio (Class 1)                     --                       --            --                       --
  Aggressive Growth Portfolio (Class 2)                     --                       --            --                       --
  Alliance Growth Portfolio (Class 2)                       --                       --            --                       --
  Balanced Portfolio (Class 2)                              --                       --            --                       --
  Blue Chip Growth Portfolio (Class 2)                      --                       --            --                       --
  Capital Growth Portfolio (Class 2)                        --                       --            --                       --
  Cash Management Portfolio (Class 2)                       --                       --            --                       --
  Corporate Bond Portfolio (Class 2)                        --                       --            --                       --
  Davis Venture Value Portfolio (Class 2)                   --                       --            --                       --
  "Dogs" of Wall Street Portfolio (Class 2)                 --                       --            --                       --
  Emerging Markets Portfolio (Class 2)                      --                       --            --                       --
  Equity Opportunities Portfolio (Class 2)                  --                       --            --                       --
  Foreign Value Portfolio (Class 2)                         --                       --            --                       --
  Fundamental Growth Portfolio (Class 2)                    --                       --            --                       --
  Global Bond Portfolio (Class 2)                           --                       --            --                       --
  Global Equities Portfolio (Class 2)                       --                       --            --                       --
  Growth Opportunities Portfolio (Class 2)                  --                       --            --                       --
  Growth-Income Portfolio (Class 2)                         --                       --            --                       --
  High-Yield Bond Portfolio (Class 2)                       --                       --            --                       --
  International Diversified Equities Portfolio
    (Class 2)                                               --                       --            --                       --
  International Growth and Income Portfolio
    (Class 2)                                               --                       --            --                       --
  Marsico Focused Growth Portfolio (Class 2)                --                       --            --                       --
  MFS Massachusetts Investors Trust Portfolio
    (Class 2)                                               --                       --            --                       --
  MFS Total Return Portfolio (Class 2)                      --                       --            --                       --
  Mid-Cap Growth Portfolio (Class 2)                        --                       --            --                       --
  Real Estate Portfolio (Class 2)                           --                       --            --                       --
  Small & Mid Cap Value Portfolio (Class 2)                 --                       --            --                       --
  Technology Portfolio (Class 2)                            --                       --            --                       --
  Telecom Utility Portfolio (Class 2)                       --                       --            --                       --
  Total Return Bond Portfolio (Class 2)                     --                       --            --                       --
  Aggressive Growth Portfolio (Class 3)                  2,054                    12.54            36                     8.13
  Alliance Growth Portfolio (Class 3)                    5,467                    31.02            10                    10.24
  American Funds Asset Allocation SAST Portfolio
    (Class 3)                                           96,781                     9.99            31                     9.69
  American Funds Global Growth SAST Portfolio
    (Class 3)                                          158,879                    11.01         2,858                    11.06
  American Funds Growth SAST Portfolio (Class 3)       448,076                    10.09         1,088                    10.00
  American Funds Growth-Income SAST Portfolio
    (Class 3)                                          303,938                     9.14           963                     9.28
  Balanced Portfolio (Class 3)                           8,083                    15.79            20                    10.41
  Blue Chip Growth Portfolio (Class 3)                  76,174                     6.06           187                    10.35
  Capital Growth Portfolio (Class 3)                    61,010                     7.16            29                     9.36
  Cash Management Portfolio (Class 3)                   27,953                    12.60            29                     9.58
  Corporate Bond Portfolio (Class 3)                   207,684                    22.57             8                    13.19
  Davis Venture Value Portfolio (Class 3)               84,239                    33.98         5,507                     9.68
  "Dogs" of Wall Street Portfolio (Class 3)              3,466                    11.79            29                    10.05
  Emerging Markets Portfolio (Class 3)                  64,654                    21.98           521                    13.86
  Equity Opportunities Portfolio (Class 3)               1,165                    17.63            32                     9.42
  Foreign Value Portfolio (Class 3)                     74,649                    16.29         2,654                     9.31
  Fundamental Growth Portfolio (Class 3)                39,841                    17.05            15                    10.09
  Global Bond Portfolio (Class 3)                       32,077                    21.47         2,658                    12.36
  Global Equities Portfolio (Class 3)                   10,052                    19.96         1,662                     9.51
  Growth Opportunities Portfolio (Class 3)              86,621                     5.80             9                    11.34
  Growth-Income Portfolio (Class 3)                      1,410                    25.46            31                     8.83
  High-Yield Bond Portfolio (Class 3)                   11,626                    21.01            15                    10.45
  International Diversified Equities Portfolio
    (Class 3)                                           56,574                    12.71            10                     9.76
  International Growth and Income Portfolio
    (Class 3)                                          101,399                    13.38            13                     8.03
  Marsico Focused Growth Portfolio (Class 3)            27,369                    11.22            28                    10.31
  MFS Massachusetts Investors Trust Portfolio
    (Class 3)                                           25,149                    22.00            28                    10.33
  MFS Total Return Portfolio (Class 3)                  27,672                    26.52           127                    10.20

                                                   Contracts With Total Expenses of 2.17    Contracts With Total Expenses of 2.3
                                                   -------------------------------------  ----------------------------------------
                                                   Accumulation            Unit value of  Accumulation               Unit value of
                                                       units                accumulation      units                   accumulation
Variable Accounts                                   outstanding                units       outstanding                   units
------------------------------------------------   ------------            -------------  ------------               -------------
ANCHOR SERIES TRUST:
  Asset Allocation Portfolio (Class 1)                       --            $          --            --               $          --
  Capital Appreciation Portfolio (Class 1)                   --                       --            --                          --
  Government and Quality Bond Portfolio
    (Class 1)                                                --                       --            --                          --
  Growth Portfolio (Class 1)                                 --                       --            --                          --
  Natural Resources Portfolio (Class 1)                      --                       --            --                          --
  Asset Allocation Portfolio (Class 2)                       --                       --            --                          --
  Capital Appreciation Portfolio (Class 2)                   --                       --            --                          --
  Government and Quality Bond Portfolio
    (Class 2)                                                --                       --            --                          --
  Growth Portfolio (Class 2)                                 --                       --            --                          --
  Natural Resources Portfolio (Class 2)                      --                       --            --                          --
  Asset Allocation Portfolio (Class 3)                        5                    26.05            12                       11.14
  Capital Appreciation Portfolio (Class 3)                6,797                    49.44        27,825                       12.63
  Government and Quality Bond Portfolio
    (Class 3)                                            35,290                    18.77        25,291                       11.23
  Growth Portfolio (Class 3)                                  5                    31.46            15                       10.20
  Natural Resources Portfolio (Class 3)                   3,226                    55.54            13                       12.07

SUNAMERICA SERIES TRUST:
  Aggressive Growth Portfolio (Class 1)                      --            $          --            --                $         --
  Alliance Growth Portfolio (Class 1)                        --                       --            --                          --
  Balanced Portfolio (Class 1)                               --                       --            --                          --
  Blue Chip Growth Portfolio (Class 1)                       --                       --            --                          --
  Capital Growth Portfolio (Class 1)                         --                       --            --                          --
  Cash Management Portfolio (Class 1)                        --                       --            --                          --
  Corporate Bond Portfolio (Class 1)                         --                       --            --                          --
  Davis Venture Value Portfolio (Class 1)                    --                       --            --                          --
  "Dogs" of Wall Street Portfolio (Class 1)                  --                       --            --                          --
  Emerging Markets Portfolio (Class 1)                       --                       --            --                          --
  Equity Opportunities Portfolio (Class 1)                   --                       --            --                          --
  Fundamental Growth Portfolio (Class 1)                     --                       --            --                          --
  Global Bond Portfolio (Class 1)                            --                       --            --                          --
  Global Equities Portfolio (Class 1)                        --                       --            --                          --
  Growth Opportunities Portfolio (Class 1)                   --                       --            --                          --
  Growth-Income Portfolio (Class 1)                          --                       --            --                          --
  High-Yield Bond Portfolio (Class 1)                        --                       --            --                          --
  International Diversified Equities Portfolio
    (Class 1)                                                --                       --            --                          --
  International Growth and Income Portfolio
    (Class 1)                                                --                       --            --                          --
  Marsico Focused Growth Portfolio (Class 1)                 --                       --            --                          --
  MFS Massachusetts Investors Trust Portfolio
    (Class 1)                                                --                       --            --                          --
  MFS Total Return Portfolio (Class 1)                       --                       --            --                          --
  Mid-Cap Growth Portfolio (Class 1)                         --                       --            --                          --
  Real Estate Portfolio (Class 1)                            --                       --            --                          --
  Technology Portfolio (Class 1)                             --                       --            --                          --
  Telecom Utility Portfolio (Class 1)                        --                       --            --                          --
  Total Return Bond Portfolio (Class 1)                      --                       --            --                          --
  Aggressive Growth Portfolio (Class 2)                      --                       --            --                          --
  Alliance Growth Portfolio (Class 2)                        --                       --            --                          --
  Balanced Portfolio (Class 2)                               --                       --            --                          --
  Blue Chip Growth Portfolio (Class 2)                       --                       --            --                          --
  Capital Growth Portfolio (Class 2)                         --                       --            --                          --
  Cash Management Portfolio (Class 2)                        --                       --            --                          --
  Corporate Bond Portfolio (Class 2)                         --                       --            --                          --
  Davis Venture Value Portfolio (Class 2)                    --                       --            --                          --
  "Dogs" of Wall Street Portfolio (Class 2)                  --                       --            --                          --
  Emerging Markets Portfolio (Class 2)                       --                       --            --                          --
  Equity Opportunities Portfolio (Class 2)                   --                       --            --                          --
  Foreign Value Portfolio (Class 2)                          --                       --            --                          --
  Fundamental Growth Portfolio (Class 2)                     --                       --            --                          --
  Global Bond Portfolio (Class 2)                            --                       --            --                          --
  Global Equities Portfolio (Class 2)                        --                       --            --                          --
  Growth Opportunities Portfolio (Class 2)                   --                       --            --                          --
  Growth-Income Portfolio (Class 2)                          --                       --            --                          --
  High-Yield Bond Portfolio (Class 2)                        --                       --            --                          --
  International Diversified Equities Portfolio
    (Class 2)                                                --                       --            --                          --
  International Growth and Income Portfolio
    (Class 2)                                                --                       --            --                          --
  Marsico Focused Growth Portfolio (Class 2)                 --                       --            --                          --
  MFS Massachusetts Investors Trust Portfolio
    (Class 2)                                                --                       --            --                          --
  MFS Total Return Portfolio (Class 2)                       --                       --            --                          --
  Mid-Cap Growth Portfolio (Class 2)                         --                       --            --                          --
  Real Estate Portfolio (Class 2)                            --                       --            --                          --
  Small & Mid Cap Value Portfolio (Class 2)                  --                       --            --                          --
  Technology Portfolio (Class 2)                             --                       --            --                          --
  Telecom Utility Portfolio (Class 2)                        --                       --            --                          --
  Total Return Bond Portfolio (Class 2)                      --                       --            --                          --
  Aggressive Growth Portfolio (Class 3)                   1,235                    12.46            20                        8.24
  Alliance Growth Portfolio (Class 3)                     1,660                    30.92            14                       10.21
  American Funds Asset Allocation SAST Portfolio
    (Class 3)                                                13                     9.89        17,442                        9.94
  American Funds Global Growth SAST Portfolio
    (Class 3)                                            95,449                    10.97        58,688                       11.08
  American Funds Growth SAST Portfolio (Class 3)         61,394                    10.05        25,010                       10.04
  American Funds Growth-Income SAST Portfolio
    (Class 3)                                            38,160                     9.11        15,186                        9.30
  Balanced Portfolio (Class 3)                                8                    15.67            13                       10.45
  Blue Chip Growth Portfolio (Class 3)                   34,821                     6.04        12,559                       10.38
  Capital Growth Portfolio (Class 3)                        654                     7.09            15                        9.49
  Cash Management Portfolio (Class 3)                    31,233                    12.43        41,427                        9.57
  Corporate Bond Portfolio (Class 3)                     33,644                    22.45        24,424                       13.20
  Davis Venture Value Portfolio (Class 3)                21,991                    33.79        40,213                        9.70
  "Dogs" of Wall Street Portfolio (Class 3)                  12                    11.68            15                       10.12
  Emerging Markets Portfolio (Class 3)                   20,226                    21.88        18,573                       13.85
  Equity Opportunities Portfolio (Class 3)                    8                    17.46            16                        9.48
  Foreign Value Portfolio (Class 3)                      54,576                    16.22        63,620                        9.33
  Fundamental Growth Portfolio (Class 3)                    157                    16.97            15                       10.15
  Global Bond Portfolio (Class 3)                        16,170                    21.36         9,990                       12.38
  Global Equities Portfolio (Class 3)                     2,254                    19.87            16                        9.43
  Growth Opportunities Portfolio (Class 3)               64,703                     5.77        29,527                       11.35
  Growth-Income Portfolio (Class 3)                         560                    25.21            16                        8.76
  High-Yield Bond Portfolio (Class 3)                    21,204                    20.87         8,412                       10.54
  International Diversified Equities Portfolio
    (Class 3)                                            25,616                    12.64        14,609                        9.74
  International Growth and Income Portfolio
    (Class 3)                                             4,856                    13.28            18                        8.01
  Marsico Focused Growth Portfolio (Class 3)             14,479                    11.16        16,140                       10.47
  MFS Massachusetts Investors Trust Portfolio
    (Class 3)                                            24,255                    21.91        39,941                       10.32
  MFS Total Return Portfolio (Class 3)                        5                    26.25         1,160                       10.29

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies, Polaris Preferred Solution, and Polaris Platinum III products.

(6)   Offered in WM Diversified Strategies III product.

(7)   Offered in Polaris Platinum III product.

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2010
                                   (continued)

                                                   Contracts With Total Expenses of 2.02     Contracts With Total Expenses of 2.05
                                                  ----------------------------------------  ----------------------------------------
                                                  Accumulation               Unit value of  Accumulation               Unit value of
                                                      units                   accumulation     units                    accumulation
Variable Accounts                                  outstanding                   units      outstanding                    units
------------------------------------------------  ------------               -------------  ------------               -------------
SUNAMERICA SERIES TRUST (continued):
  Mid-Cap Growth Portfolio (Class 3)                    25,840               $       11.41            15               $       11.57
  Real Estate Portfolio (Class 3)                       55,447                       21.03            28                        7.59
  Small & Mid Cap Value Portfolio (Class 3)             95,855                       19.64         3,938                       11.89
  Small Company Value Portfolio (Class 3)               83,178                        9.54            10                       10.34
  Technology Portfolio (Class 3)                       202,112                        2.30            39                       10.45
  Telecom Utility Portfolio (Class 3)                    3,136                       15.53            21                       11.46
  Total Return Bond Portfolio (Class 3)                 65,112                       25.18         1,522                       12.53

INVESCO VARIABLE INSURANCE FUNDS (Series II):
  Invesco Van Kampen V.I. Capital Growth Fund            2,848               $       10.34           774               $       11.55
  Invesco Van Kampen V.I. Comstock Fund                 67,213                       12.01         2,322                        9.30
  Invesco Van Kampen V.I. Growth and Income Fund       108,170                       13.57            11                        9.65

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.:
  Diversified International Account (Class 1)               --               $          --            --               $          --
  Equity Income Account (Class 1)                           --                          --            --                          --
  Government & High Quality Bond Account
    (Class 1)                                               --                          --            --                          --
  Income Account (Class 1)                                  --                          --            --                          --
  LargeCap Blend Account II (Class 1)                       --                          --            --                          --
  LargeCap Growth Account (Class 1)                         --                          --            --                          --
  MidCap Blend Account (Class 1)                            --                          --            --                          --
  Money Market Account (Class 1)                            --                          --            --                          --
  Principal Capital Appreciation Account
    (Class 1)                                               --                          --            --                          --
  Real Estate Securities Account (Class 1)                  --                          --            --                          --
  SAM Balanced Portfolio (Class 1)                          --                          --            --                          --
  SAM Conservative Balanced Portfolio (Class 1)             --                          --            --                          --
  SAM Conservative Growth Portfolio (Class 1)               --                          --            --                          --
  SAM Flexible Income Portfolio (Class 1)                   --                          --            --                          --
  SAM Strategic Growth Portfolio (Class 1)                  --                          --            --                          --
  Short-Term Income Account (Class 1)                       --                          --            --                          --
  SmallCap Growth Account II (Class 1)                      --                          --            --                          --
  SmallCap Value Account I (Class 1)                        --                          --            --                          --
  Diversified International Account (Class 2)               --                          --            --                          --
  Equity Income Account (Class 2)                            4                        8.72            --                          --
  Government & High Quality Bond Account
    (Class 2)                                               --                          --            --                          --
  Income Account (Class 2)                                  --                          --            --                          --
  LargeCap Blend Account II (Class 2)                       --                          --            --                          --
  LargeCap Growth Account (Class 2)                         --                          --            --                          --
  MidCap Blend Account (Class 2)                            --                          --            --                          --
  Money Market Account (Class 2)                            --                          --            --                          --
  Principal Capital Appreciation Account
    (Class 2)                                               --                          --            --                          --
  Real Estate Securities Account (Class 2)                  --                          --            --                          --
  SAM Balanced Portfolio (Class 2)                           4                        9.95            --                          --
  SAM Conservative Balanced Portfolio (Class 2)              6                       10.67            --                          --
  SAM Conservative Growth Portfolio (Class 2)                4                        9.90            --                          --
  SAM Flexible Income Portfolio (Class 2)                    4                       10.88            --                          --
  SAM Strategic Growth Portfolio (Class 2)                   7                       10.65            --                          --
  Short-Term Income Account (Class 2)                       --                          --            --                          --
  SmallCap Growth Account II (Class 2)                      --                          --            --                          --
  SmallCap Value Account I (Class 2)                        --                          --            --                          --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST
    (Class A):
  Columbia Asset Allocation Fund, Variable
    Series                                                  11               $       11.29            --               $          --
  Columbia Large Cap Value Fund, Variable Series            12                       10.98            --                          --
  Columbia Small Company Growth Fund, Variable
    Series                                                  13                       11.83            --                          --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
  Columbia High Yield Fund, Variable Series
    (Class A)                                            1,847               $       17.89            --               $          --
  Columbia Marsico Focused Equities Fund,
    Variable Series (Class A)                            3,051                       11.03            --                          --
  Columbia Marsico Growth Fund, Variable Series
    (Class A)                                               14                       10.53            --                          --
  Columbia Marsico 21st Century Fund, Variable
    Series (Class A)                                        10                       14.75            --                          --
  Columbia Mid Cap Growth Fund, Variable Series
    (Class A)                                               16                       10.43            --                          --
  Columbia Marsico International Opportunities
    Fund, Variable Series (Class B)                          8                       17.21            --                          --

AMERICAN FUNDS INSURANCE SERIES:
  Asset Allocation Fund (Class 2)                           --               $          --            --               $          --
  Global Growth Fund (Class 2)                              --                          --            --                          --
  Growth Fund (Class 2)                                     --                          --            --                          --
  Growth-Income Fund (Class 2)                              --                          --            --                          --
  Asset Allocation Fund (Class 3)                           --                          --            --                          --
  Cash Management Fund (Class 3)                            --                          --            --                          --
  Growth Fund (Class 3)                                     --                          --            --                          --
  Growth-Income Fund (Class 3)                              --                          --            --                          --
  High-Income Bond Fund (Class 3)                           --                          --            --                          --
  International Fund (Class 3)                              --                          --            --                          --
  U.S. Government/AAA-Rated Securities Fund
    (Class 3)                                               --                          --            --                          --

LORD ABBETT SERIES FUND, INC. (Class VC):
  Growth and Income Portfolio                          117,885               $       11.48            33               $        8.88
  Mid Cap Value Portfolio                                   --                          --            --                          --

BB&T VARIABLE INSURANCE FUNDS:
  BB&T Capital Manager Equity VIF                           25               $        9.76            --               $          --
  BB&T Mid Cap Growth VIF                                   --                          --            --                          --
  BB&T Select Equity VIF                                    48                        8.85            --                          --
  BB&T Special Opportunities Equity VIF                 25,091                       14.62            --                          --
  BB&T Total Return Bond VIF                                28                       11.81            --                          --

MTB GROUP OF FUNDS:
  MTB Managed Allocation Fund - Moderate
    Growth II                                              --               $          --            --                $         --

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
    TRUST (Class 2):
  Franklin Income Securities Fund                       12,553               $       10.21           211               $       10.22
  Franklin Templeton VIP Founding Funds
    Allocation Fund                                     68,986                        9.04            32                        8.97

SEASONS SERIES TRUST (Class 3):
  Allocation Balanced Portfolio                          3,301               $       11.33            --               $          --
  Allocation Growth Portfolio                           24,821                       11.05            --                          --
  Allocation Moderate Growth Portfolio                  47,517                       11.07            --                          --
  Allocation Moderate Portfolio                         29,784                       11.32            --                          --
  Real Return Portfolio                                 28,041                       11.34            --                          --

                                                   Contracts With Total Expenses of 2.17      Contracts With Total Expenses of 2.30
                                                  ----------------------------------------   ---------------------------------------
                                                  Accumulation               Unit value of   Accumulation              Unit value of
                                                     units                    accumulation       units                  accumulation
Variable Accounts                                  outstanding                   units        outstanding                  units
------------------------------------------------  ------------               -------------   ------------              -------------
SUNAMERICA SERIES TRUST (continued):
  Mid-Cap Growth Portfolio (Class 3)                    36,835               $       11.35          8,099              $       11.84
  Real Estate Portfolio (Class 3)                       22,496                       20.94         28,403                       7.58
  Small & Mid Cap Value Portfolio (Class 3)             34,770                       19.54         41,190                      11.93
  Small Company Value Portfolio (Class 3)               62,011                        9.50         26,149                      10.40
  Technology Portfolio (Class 3)                            70                        2.28             16                      10.46
  Telecom Utility Portfolio (Class 3)                    1,258                       15.42             13                      11.52
  Total Return Bond Portfolio (Class 3)                 60,263                       25.08         61,676                      12.53

INVESCO VARIABLE INSURANCE FUNDS (Series II):
  Invesco Van Kampen V.I. Capital Growth Fund               15               $       10.27             14              $       11.52
  Invesco Van Kampen V.I. Comstock Fund                 48,170                       11.96         38,120                       9.31
  Invesco Van Kampen V.I. Growth and Income Fund        48,777                       13.50         43,027                       9.69

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.:
  Diversified International Account (Class 1)               --               $          --             --              $          --
  Equity Income Account (Class 1)                           --                          --             --                         --
  Government & High Quality Bond Account
    (Class 1)                                               --                          --             --                         --
  Income Account (Class 1)                                  --                          --             --                         --
  LargeCap Blend Account II (Class 1)                       --                          --             --                         --
  LargeCap Growth Account (Class 1)                         --                          --             --                         --
  MidCap Blend Account (Class 1)                            --                          --             --                         --
  Money Market Account (Class 1)                            --                          --             --                         --
  Principal Capital Appreciation Account
    (Class 1)                                               --                          --             --                         --
  Real Estate Securities Account (Class 1)                  --                          --             --                         --
  SAM Balanced Portfolio (Class 1)                          --                          --             --                         --
  SAM Conservative Balanced Portfolio (Class 1)             --                          --             --                         --
  SAM Conservative Growth Portfolio (Class 1)               --                          --             --                         --
  SAM Flexible Income Portfolio (Class 1)                   --                          --             --                         --
  SAM Strategic Growth Portfolio (Class 1)                  --                          --             --                         --
  Short-Term Income Account (Class 1)                       --                          --             --                         --
  SmallCap Growth Account II (Class 1)                      --                          --             --                         --
  SmallCap Value Account I (Class 1)                        --                          --             --                         --
  Diversified International Account (Class 2)               --                          --             --                         --
  Equity Income Account (Class 2)                           15                        8.65             --                         --
  Government & High Quality Bond Account
    (Class 2)                                               --                          --             --                         --
  Income Account (Class 2)                                  --                          --             --                         --
  LargeCap Blend Account II (Class 2)                       --                          --             --                         --
  LargeCap Growth Account (Class 2)                         --                          --             --                         --
  MidCap Blend Account (Class 2)                            --                          --             --                         --
  Money Market Account (Class 2)                            --                          --             --                         --
  Principal Capital Appreciation Account
    (Class 2)                                               --                          --             --                         --
  Real Estate Securities Account (Class 2)                  --                          --             --                         --
  SAM Balanced Portfolio (Class 2)                          13                        9.84             --                         --
  SAM Conservative Balanced Portfolio (Class 2)             11                       10.41             --                         --
  SAM Conservative Growth Portfolio (Class 2)               13                        9.87             --                         --
  SAM Flexible Income Portfolio (Class 2)                   11                       10.69             --                         --
  SAM Strategic Growth Portfolio (Class 2)                  13                       10.40             --                         --
  Short-Term Income Account (Class 2)                       --                          --             --                         --
  SmallCap Growth Account II (Class 2)                      --                          --             --                         --
  SmallCap Value Account I (Class 2)                        --                          --             --                         --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST
    (Class A):
  Columbia Asset Allocation Fund, Variable
    Series                                                  --               $          --             --              $          --
  Columbia Large Cap Value Fund, Variable Series            --                          --             --                         --
  Columbia Small Company Growth Fund, Variable
    Series                                                  --                          --             --                         --

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
  Columbia High Yield Fund, Variable Series
    (Class A)                                            2,757               $       17.77             --              $          --
  Columbia Marsico Focused Equities Fund,
    Variable Series (Class A)                               13                       10.94             --                         --
  Columbia Marsico Growth Fund, Variable Series
    (Class A)                                               --                          --             --                         --
  Columbia Marsico 21st Century Fund, Variable
    Series (Class A)                                        --                          --             --                         --
  Columbia Mid Cap Growth Fund, Variable Series
    (Class A)                                               --                          --             --                         --
  Columbia Marsico International Opportunities
    Fund, Variable Series (Class B)                         --                          --             --                         --

AMERICAN FUNDS INSURANCE SERIES:
  Asset Allocation Fund (Class 2)                           --               $          --             --              $          --
  Global Growth Fund (Class 2)                              --                          --             --                         --
  Growth Fund (Class 2)                                     --                          --             --                         --
  Growth-Income Fund (Class 2)                              --                          --             --                         --
  Asset Allocation Fund (Class 3)                           --                          --             --                         --
  Cash Management Fund (Class 3)                            --                          --             --                         --
  Growth Fund (Class 3)                                     --                          --             --                         --
  Growth-Income Fund (Class 3)                              --                          --             --                         --
  High-Income Bond Fund (Class 3)                           --                          --             --                         --
  International Fund (Class 3)                              --                          --             --                         --
  U.S. Government/AAA-Rated Securities Fund
    (Class 3)                                               --                          --             --                         --

LORD ABBETT SERIES FUND, INC. (Class VC):
  Growth and Income Portfolio                           20,292               $       11.44         16,095              $        8.92
  Mid Cap Value Portfolio                                   --                          --             --                         --

BB&T VARIABLE INSURANCE FUNDS:
  BB&T Capital Manager Equity VIF                           29               $        9.76             --              $          --
  BB&T Mid Cap Growth VIF                                   --                          --             --                         --
  BB&T Select Equity VIF                                    31                        8.78             --                         --
  BB&T Special Opportunities Equity VIF                     20                       14.60             --                         --
  BB&T Total Return Bond VIF                                19                       11.82             --                         --

MTB GROUP OF FUNDS:
  MTB Managed Allocation Fund - Moderate
    Growth II                                              --                $         --             --               $         --

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
    TRUST (Class 2):
  Franklin Income Securities Fund                       27,296               $       10.16             14              $       10.18
  Franklin Templeton VIP Founding Funds
    Allocation Fund                                     14,759                        8.99             16                       9.01

SEASONS SERIES TRUST (Class 3):
  Allocation Balanced Portfolio                         28,042               $       11.36         30,109              $       11.25
  Allocation Growth Portfolio                              992                       10.97        155,667                      10.89
  Allocation Moderate Growth Portfolio                  20,402                       11.02         14,884                      10.92
  Allocation Moderate Portfolio                            368                       11.28         10,271                      11.18
  Real Return Portfolio                                 61,809                       11.32         34,304                      11.20

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, Polaris Choice III, and Polaris Preferred Solution products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies, Polaris Preferred Solution, and Polaris Platinum III products.

(6)   Offered in WM Diversified Strategies III product.

(7)   Offered in Polaris Platinum III product.

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                December 31, 2010

                                                                       Net Asset Value    Net Asset
Variable Accounts                                            Shares      Per Share         Value          Cost        Level (Note A)
---------------------------------------------------------  ----------  ---------------  -------------  -------------  --------------
ANCHOR SERIES TRUST:
 Asset Allocation Portfolio (Class 1)                      11,142,344  $         13.29  $ 148,047,003  $ 147,537,723               1
 Capital Appreciation Portfolio (Class 1)                   9,252,627            36.73    339,813,674    333,279,089               1
 Government and Quality Bond Portfolio (Class 1)           10,183,618            15.07    153,478,309    152,303,385               1
 Growth Portfolio (Class 1)                                 5,344,497            20.76    110,972,743    121,115,366               1
 Natural Resources Portfolio (Class 1)                      2,144,923            42.83     91,874,923     93,314,136               1
 Asset Allocation Portfolio (Class 2)                         910,222            13.26     12,068,846     12,189,325               1
 Capital Appreciation Portfolio (Class 2)                   1,847,319            36.30     67,059,315     62,038,211               1
 Government and Quality Bond Portfolio (Class 2)            4,704,293            15.06     70,840,016     70,740,725               1
 Growth Portfolio (Class 2)                                 1,691,948            20.75     35,104,300     35,826,129               1
 Natural Resources Portfolio (Class 2)                        482,035            42.69     20,577,924     19,674,006               1
 Asset Allocation Portfolio (Class 3)                       1,973,291            13.23     26,111,044     24,734,699               1
 Capital Appreciation Portfolio (Class 3)                  11,090,102            36.03    399,561,339    371,156,306               1
 Government and Quality Bond Portfolio (Class 3)           40,898,689            15.03    614,635,115    614,329,484               1
 Growth Portfolio (Class 3)                                 6,733,751            20.71    139,438,193    151,533,843               1
 Natural Resources Portfolio (Class 3)                      3,701,271            42.56    157,516,099    159,248,855               1

SUNAMERICA SERIES TRUST:
 Aggressive Growth Portfolio (Class 1)                      3,184,602  $          9.90  $  31,520,617  $  38,070,453               1
 Alliance Growth Portfolio (Class 1)                        8,473,386            22.92    194,227,558    214,679,024               1
 Balanced Portfolio (Class 1)                               3,671,722            14.38     52,795,983     57,396,604               1
 Blue Chip Growth Portfolio (Class 1)                       1,016,492             7.33      7,453,970      6,131,630               1
 Capital Growth Portfolio (Class 1)                           803,033             8.61      6,911,604      6,003,150               1
 Cash Management Portfolio (Class 1)                        7,785,489            10.67     83,078,100     83,929,210               1
 Corporate Bond Portfolio (Class 1)                         8,762,959            13.44    117,817,851    103,419,480               1
 Davis Venture Value Portfolio (Class 1)                   22,246,277            23.20    516,192,684    487,042,997               1
 "Dogs" of Wall Street Portfolio (Class 1)                  2,705,516             7.73     20,912,903     22,082,191               1
 Emerging Markets Portfolio (Class 1)                       7,503,932             9.40     70,563,496     45,222,124               1
 Equity Opportunities Portfolio (Class 1)                   3,065,144            11.60     35,569,774     38,184,904               1
 Fundamental Growth Portfolio (Class 1)                     3,046,868            16.48     50,204,357     58,980,557               1
 Global Bond Portfolio (Class 1)                            4,502,535            12.24     55,110,439     54,344,935               1
 Global Equities Portfolio (Class 1)                        4,661,560            14.09     65,682,773     60,747,674               1
 Growth Opportunities Portfolio (Class 1)                   1,758,063             7.12     12,523,208     10,676,117               1
 Growth-Income Portfolio (Class 1)                          7,607,664            19.72    150,039,360    161,521,647               1
 High-Yield Bond Portfolio (Class 1)                       15,360,851             5.64     86,693,034     80,170,154               1
 International Diversified Equities Portfolio (Class 1)     6,343,206             9.09     57,652,237     59,217,270               1
 International Growth and Income Portfolio (Class 1)        6,828,248             9.14     62,433,700     77,273,123               1
 Marsico Focused Growth Portfolio (Class 1)                 1,884,346             9.17     17,285,173     16,772,514               1
 MFS Massachusetts Investors Trust Portfolio (Class 1)      4,311,605            13.99     60,339,321     53,934,618               1
 MFS Total Return Portfolio (Class 1)                      12,710,659            14.62    185,839,559    190,817,715               1
 Mid-Cap Growth Portfolio (Class 1)                         4,033,593            11.33     45,703,076     41,412,962               1
 Real Estate Portfolio (Class 1)                            3,078,113            11.77     36,225,392     41,497,365               1
 Technology Portfolio (Class 1)                             4,197,957             2.86     11,995,754      8,648,883               1
 Telecom Utility Portfolio (Class 1)                        1,588,113            10.68     16,957,302     17,213,320               1
 Total Return Bond Portfolio (Class 1)                      8,427,519             8.71     73,372,533     69,015,132               1
 Aggressive Growth Portfolio (Class 2)                        419,914             9.84      4,132,241      4,202,265               1
 Alliance Growth Portfolio (Class 2)                        1,247,153            22.87     28,521,555     22,637,400               1
 Balanced Portfolio (Class 2)                                 659,082            14.36      9,466,636      8,182,940               1
 Blue Chip Growth Portfolio (Class 2)                         594,500             7.33      4,356,876      3,636,608               1
 Capital Growth Portfolio (Class 2)                           272,835             8.52      2,323,617      2,066,436               1
 Cash Management Portfolio (Class 2)                        2,429,289            10.64     25,838,275     26,240,966               1
 Corporate Bond Portfolio (Class 2)                         2,864,636            13.42     38,444,400     34,043,885               1
 Davis Venture Value Portfolio (Class 2)                    3,626,665            23.17     84,032,538     79,005,180               1
 "Dogs" of Wall Street Portfolio (Class 2)                    893,842             7.72      6,902,147      7,202,051               1
 Emerging Markets Portfolio (Class 2)                       1,375,760             9.33     12,833,079      8,447,851               1
 Equity Opportunities Portfolio (Class 2)                     604,115            11.59      7,002,702      6,949,472               1
 Foreign Value Portfolio (Class 2)                          2,522,586            13.86     34,959,236     34,355,343               1
 Fundamental Growth Portfolio (Class 2)                       203,347            16.34      3,323,350      2,796,952               1
 Global Bond Portfolio (Class 2)                            1,207,785            12.17     14,697,208     14,638,436               1
 Global Equities Portfolio (Class 2)                          560,365            14.04      7,868,391      7,748,721               1
 Growth Opportunities Portfolio (Class 2)                     704,736             7.02      4,946,927      4,199,419               1
 Growth-Income Portfolio (Class 2)                            527,126            19.71     10,388,023     10,554,750               1
 High-Yield Bond Portfolio (Class 2)                        3,428,666             5.63     19,311,856     18,194,578               1
 International Diversified Equities Portfolio (Class 2)     3,043,056             9.04     27,500,147     23,725,394               1
 International Growth and Income Portfolio (Class 2)        1,329,347             9.17     12,185,472     14,908,546               1
 Marsico Focused Growth Portfolio (Class 2)                 2,109,574             9.08     19,157,098     18,558,189               1
 MFS Massachusetts Investors Trust Portfolio (Class 2)        980,776            13.99     13,718,315     10,937,708               1
 MFS Total Return Portfolio (Class 2)                       3,961,002            14.61     57,854,501     60,009,097               1
 Mid-Cap Growth Portfolio (Class 2)                         1,964,993            11.18     21,973,145     16,451,871               1
 Real Estate Portfolio (Class 2)                              960,213            11.73     11,265,666     12,077,110               1
 Small & Mid Cap Value Portfolio (Class 2)                  1,593,296            17.31     27,587,624     22,201,300               1
 Technology Portfolio (Class 2)                             1,487,722             2.82      4,196,017      3,317,100               1
 Telecom Utility Portfolio (Class 2)                          230,877            10.67      2,463,805      2,375,317               1
 Total Return Bond Portfolio (Class 2)                      2,652,341             8.67     22,983,900     21,880,275               1
 Aggressive Growth Portfolio (Class 3)                      1,546,863             9.78     15,130,894     15,037,155               1
 Alliance Growth Portfolio (Class 3)                        5,856,721            22.77    133,338,609    117,473,123               1
 American Funds Asset Allocation SAST Portfolio (Class 3)   7,257,160            10.06     72,974,449     68,314,497               1
 American Funds Global Growth SAST Portfolio (Class 3)     22,563,645            11.02    248,702,974    228,308,702               1
 American Funds Growth SAST Portfolio (Class 3)            20,720,322             9.76    202,206,183    193,805,062               1
 American Funds Growth-Income SAST Portfolio (Class 3)     18,564,864             9.28    172,304,601    175,256,579               1
 Balanced Portfolio (Class 3)                               1,785,865            14.35     25,621,524     23,564,610               1
 Blue Chip Growth Portfolio (Class 3)                       5,734,820             7.31     41,946,401     37,198,772               1
 Capital Growth Portfolio (Class 3)                         5,943,541             8.47     50,326,688     48,124,261               1
 Cash Management Portfolio (Class 3)                       17,132,446            10.61    181,754,590    183,320,333               1
 Corporate Bond Portfolio (Class 3)                        39,657,592            13.39    530,895,157    486,105,262               1
 Davis Venture Value Portfolio (Class 3)                   22,014,716            23.13    509,186,685    531,036,384               1
 "Dogs" of Wall Street Portfolio (Class 3)                  2,855,843             7.71     22,005,509     20,602,822               1
 Emerging Markets Portfolio (Class 3)                      17,985,548             9.28    166,913,850    113,227,776               1
 Equity Opportunities Portfolio (Class 3)                   2,709,310            11.58     31,361,295     32,672,504               1
 Foreign Value Portfolio (Class 3)                         28,023,782            13.84    387,974,778    397,252,200               1
 Fundamental Growth Portfolio (Class 3)                     5,038,242            16.23     81,768,665     76,795,818               1
 Global Bond Portfolio (Class 3)                           12,817,753            12.12    155,352,219    156,369,029               1
 Global Equities Portfolio (Class 3)                        1,866,372            14.01     26,140,571     26,057,655               1
 Growth Opportunities Portfolio (Class 3)                  15,446,509             6.96    107,540,605     90,062,217               1
 Growth-Income Portfolio (Class 3)                            768,841            19.69     15,141,736     16,095,706               1
 High-Yield Bond Portfolio (Class 3)                       17,830,904             5.62    100,219,843     95,847,077               1
 International Diversified Equities Portfolio (Class 3)    22,662,954             9.03    204,539,549    202,223,828               1
 International Growth and Income Portfolio (Class 3)       23,554,236             9.14    215,335,180    254,159,364               1
 Marsico Focused Growth Portfolio (Class 3)                 6,244,911             9.03     56,367,195     53,473,621               1
 MFS Massachusetts Investors Trust Portfolio (Class 3)     10,499,891            13.97    146,632,293    126,217,146               1
 MFS Total Return Portfolio (Class 3)                      14,954,358            14.58    218,109,230    231,043,689               1

(A) Represents the level within the fair value hierarchy under which the portfolio is classified as defined in Fair Value Measurements, and described in Note 3 to the Financial Statements.

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2010
                                   (continued)

                                                                            Net
                                                                         Asset Value   Net Asset
Variable Accounts                                           Shares       Per Share       Value          Cost      Level (Note A)
------------------------------------------------------   ------------   ------------   -----------  ------------  ---------------
SUNAMERICA SERIES TRUST (continued):
   Mid-Cap Growth Portfolio (Class 3)                       7,591,762   $      11.10  $ 84,256,397  $ 67,534,259                1
   Real Estate Portfolio (Class 3)                         15,737,176          11.70   184,070,869   179,358,968                1
   Small & Mid Cap Value Portfolio (Class 3)               23,340,247          17.27   403,160,331   340,699,642                1
   Small Company Value Portfolio (Class 3)                  8,020,240          16.98   136,217,238   113,679,385                1
   Technology Portfolio (Class 3)                           8,015,628           2.80    22,424,712    17,655,756                1
   Telecom Utility Portfolio (Class 3)                        946,772          10.65    10,084,377     9,320,369                1
   Total Return Bond Portfolio (Class 3)                   44,309,071           8.64   382,917,792   373,160,339                1

INVESCO VARIABLE INSURANCE FUNDS (Series II):
   Invesco Van Kampen V.I. Capital Growth Fund                708,216   $      33.49  $ 23,718,139  $ 17,529,623                1
   Invesco Van Kampen V.I. Comstock Fund                   24,308,744          11.67   283,683,043   267,712,986                1
   Invesco Van Kampen V.I. Growth and Income Fund          26,294,991          18.37   483,038,980   463,415,484                1

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.:
   Diversified International Account (Class 1)                199,716   $      12.54  $  2,504,439  $  3,070,175                1
   Equity Income Account (Class 1)                          1,746,178          14.80    25,843,438    28,626,642                1
   Government & High Quality Bond Account (Class 1)           490,087          10.29     5,042,990     5,039,475                1
   Income Account (Class 1)                                 1,075,931          10.12    10,888,418    10,886,508                1
   LargeCap Blend Account II (Class 1)                        498,606           6.86     3,420,439     3,710,826                1
   LargeCap Growth Account (Class 1)                           44,155          15.12       667,630       589,975                1
   MidCap Blend Account (Class 1)                              82,164          37.83     3,108,269     3,365,310                1
   Money Market Account (Class 1)                           3,984,221           1.00     3,984,221     3,984,221                1
   Principal Capital Appreciation Account (Class 1)           730,583          21.47    15,685,617    15,047,343                1
   Real Estate Securities Account (Class 1)                    64,935          13.21       857,796       973,092                1
   SAM Balanced Portfolio (Class 1)                         5,463,971          15.02    82,068,848    81,198,195                1
   SAM Conservative Balanced Portfolio (Class 1)              693,744          11.68     8,102,931     7,806,948                1
   SAM Conservative Growth Portfolio (Class 1)              1,975,411          15.36    30,342,312    29,720,800                1
   SAM Flexible Income Portfolio (Class 1)                  1,066,826          12.50    13,335,320    13,416,205                1
   SAM Strategic Growth Portfolio (Class 1)                   690,888          16.82    11,620,735    11,970,311                1
   Short-Term Income Account (Class 1)                      1,181,691           2.51     2,966,046     2,934,727                1
   SmallCap Growth Account II (Class 1)                        61,287          11.17       684,577       534,907                1
   SmallCap Value Account I (Class 1)                          14,835          13.52       200,565       174,480                1
   Diversified International Account (Class 2)                 96,792          12.63     1,222,479     1,352,409                1
   Equity Income Account (Class 2)                          1,067,767          14.74    15,738,890    18,195,125                1
   Government & High Quality Bond Account (Class 2)           139,278          10.32     1,437,348     1,425,656                1
   Income Account (Class 2)                                   462,176          10.09     4,663,359     4,571,254                1
   LargeCap Blend Account II (Class 2)                         84,300           6.91       582,511       591,398                1
   LargeCap Growth Account (Class 2)                           27,972          15.11       422,658       367,201                1
   MidCap Blend Account (Class 2)                              21,626          37.82       817,910       796,433                1
   Money Market Account (Class 2)                           2,251,961           1.00     2,251,961     2,251,961                1
   Principal Capital Appreciation Account (Class 2)           165,835          21.40     3,548,871     3,556,059                1
   Real Estate Securities Account (Class 2)                    32,388          13.30       430,757       416,138                1
   SAM Balanced Portfolio (Class 2)                         3,696,650          14.92    55,154,015    56,988,017                1
   SAM Conservative Balanced Portfolio (Class 2)              616,883          11.60     7,155,837     6,798,684                1
   SAM Conservative Growth Portfolio (Class 2)              1,935,685          15.23    29,480,485    31,163,335                1
   SAM Flexible Income Portfolio (Class 2)                    853,674          12.42    10,602,634    10,192,429                1
   SAM Strategic Growth Portfolio (Class 2)                   918,248          16.71    15,343,930    16,888,040                1
   Short-Term Income Account (Class 2)                        737,730           2.51     1,851,701     1,819,301                1
   SmallCap Growth Account II (Class 2)                        30,313          11.06       335,263       294,343                1
   SmallCap Value Account I (Class 2)                          12,491          13.52       168,872       164,872                1

COLUMBIA FUNDS VARIABLE INSURANCE TRUST (Class A):
   Columbia Asset Allocation Fund, Variable Series             58,679   $      12.22  $    717,063  $    744,114                1
   Columbia Large Cap Value Fund, Variable Series             318,535          13.04     4,153,700     4,755,083                1
   Columbia Small Company Growth Fund, Variable Series        159,150          12.26     1,951,181     1,727,153                1

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
   Columbia High Yield Fund, Variable Series (Class A)      2,585,516   $      10.05  $ 25,984,432  $ 25,041,989                1
   Columbia Marsico Focused Equities Fund, Variable
    Series (Class A)                                        2,465,107          16.99    41,882,170    40,479,641                1
   Columbia Marsico Growth Fund, Variable Series
    (Class A)                                                 171,484          20.53     3,520,564     2,865,509                1
   Columbia Marsico 21st Century Fund, Variable Series
    (Class A)                                                 135,166          12.07     1,631,456     1,452,698                1
   Columbia Mid Cap Growth Fund, Variable Series
    (Class A)                                                 175,397           7.89     1,383,881     1,178,862                1
   Columbia Marsico International Opportunities Fund,
     Variable Series (Class B)                                275,557          15.98     4,403,401     4,490,866                1

AMERICAN FUNDS INSURANCE SERIES:
   Asset Allocation Fund (Class 2)                          5,299,786   $      16.17  $ 85,697,533  $ 81,920,843                1
   Global Growth Fund (Class 2)                            15,924,435          21.48   342,056,864   317,003,454                1
   Growth Fund (Class 2)                                    8,397,614          54.34   456,326,337   445,982,648                1
   Growth-Income Fund (Class 2)                            12,753,340          34.25   436,801,880   450,047,372                1
   Asset Allocation Fund (Class 3)                          2,682,630          16.29    43,700,036    44,654,296                1
   Cash Management Fund (Class 3)                           1,183,750          11.34    13,423,722    13,461,821                1
   Growth Fund (Class 3)                                    4,224,441          54.81   231,541,625   250,941,149                1
   Growth-Income Fund (Class 3)                             6,047,919          34.49   208,592,720   240,077,801                1
   High-Income Bond Fund (Class 3)                          2,060,735          11.22    23,121,444    20,892,719                1
   International Fund (Class 3)                             3,363,163          18.05    60,705,085    63,033,809                1
   U.S. Government/AAA-Rated Securities Fund (Class 3)      2,067,208          12.61    26,067,499    25,047,270                1

LORD ABBETT SERIES FUND, INC. (Class VC):
   Growth and Income Portfolio                             10,500,740   $      23.77  $249,602,582  $254,754,542                1
   Mid Cap Value Portfolio                                  2,070,094          16.56    34,280,758    35,607,131                1

BB&T VARIABLE INSURANCE FUNDS:
   BB&T Capital Manager Equity VIF                            301,293   $       6.68  $  2,012,635  $  2,164,358                1
   BB&T Mid Cap Growth VIF                                          0             --             0             0                1
   BB&T Select Equity VIF                                     207,518           8.41     1,745,230     2,090,437                1
   BB&T Special Opportunities Equity VIF                      932,749          16.60    15,483,642    13,261,086                1
   BB&T Total Return Bond VIF                                 861,509          10.73     9,243,994     8,812,191                1

MTB GROUP OF FUNDS:
   MTB Managed Allocation Fund - Moderate Growth II                39   $       9.52  $        375  $        290                1

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
    (Class 2):
   Franklin Income Securities Fund                          3,195,517   $      14.82  $ 47,357,563  $ 42,737,836                1
   Franklin Templeton VIP Founding Funds Allocation
    Fund                                                    4,718,553           7.71    36,380,043    32,325,490                1

SEASONS SERIES TRUST (Class 3):
   Allocation Balanced Portfolio                            3,106,363   $      10.57  $ 32,841,923  $ 31,690,505                1
   Allocation Growth Portfolio                                474,283           9.57     4,539,712     4,144,140                1
   Allocation Moderate Growth Portfolio                     5,294,766          10.48    55,508,068    52,221,272                1
   Allocation Moderate Portfolio                            4,266,121          10.36    44,214,654    42,104,339                1
   Real Return Portfolio                                    8,836,657           9.55    84,421,305    84,822,012                1

(A) Represents the level within the fair value hierarchy under which the portfolio is classified as defined in Fair Value Measurements, and described in Note 3 to the Financial Statements.

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2010

                                                               Capital       Government and
                                         Asset Allocation    Appreciation     Quality Bond                       Natural Resources
                                             Portfolio        Portfolio         Portfolio     Growth Portfolio       Portfolio
                                             (Class 1)        (Class 1)         (Class 1)        (Class 1)           (Class 1)
                                         ----------------   --------------   --------------   ----------------   -----------------
Investment income:
  Dividends                              $      3,863,121   $      401,232   $    6,684,583   $        749,715   $         753,093
                                         ----------------   --------------   --------------   ----------------   -----------------

Expenses:
  Charges for distribution,
    mortality and expense risk                 (2,204,261)      (4,828,126)      (2,578,246)        (1,681,001)         (1,330,958)
                                         ----------------   --------------   --------------   ----------------   -----------------

Net investment income (loss)                    1,658,860       (4,426,894)       4,106,337           (931,286)           (577,865)
                                         ----------------   --------------   --------------   ----------------   -----------------

Net realized gains (losses)
  from securities transactions                 (2,734,561)     (12,119,178)       1,289,501        (13,504,121)          5,972,447
Realized gain distributions                            --               --               --                 --           5,419,881
                                         ----------------   --------------   --------------   ----------------   -----------------

Net realized gains (losses)                    (2,734,561)     (12,119,178)       1,289,501        (13,504,121)         11,392,328
                                         ----------------   --------------   --------------   ----------------   -----------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                         (17,093,689)     (70,292,144)         606,650        (37,159,091)         (1,362,415)
  End of period                                   509,280        6,534,585        1,174,924        (10,142,623)         (1,439,213)
                                         ----------------   --------------   --------------   ----------------   -----------------

Change in net unrealized appreciation
  (depreciation) of investments                17,602,969       76,826,729          568,274         27,016,468             (76,798)
                                         ----------------   --------------   --------------   ----------------   -----------------

Increase (decrease) in net assets
  from operations                        $     16,527,268   $   60,280,657   $    5,964,112   $     12,581,061   $      10,737,665
                                         ================   ==============   ==============   ================   =================

                                                                Capital      Government and
                                         Asset Allocation    Appreciation     Quality Bond                       Natural Resources
                                             Portfolio         Portfolio        Portfolio     Growth Portfolio       Portfolio
                                             (Class 2)         (Class 2)        (Class 2)         (Class 2)          (Class 2)
                                         ----------------   --------------   --------------   ----------------   -----------------
Investment income:
  Dividends                              $        300,411   $       10,511   $    2,912,965   $        196,751   $         150,156
                                         ----------------   --------------   --------------   ----------------   -----------------

Expenses:
  Charges for distribution,
    mortality and expense risk                   (190,037)      (1,001,593)      (1,210,062)          (537,053)           (316,719)
                                         ----------------   --------------   --------------   ----------------   -----------------

Net investment income (loss)                      110,374         (991,082)       1,702,903           (340,302)           (166,563)
                                         ----------------   --------------   --------------   ----------------   -----------------

Net realized gains (losses)
  from securities transactions                   (421,586)       1,403,909          214,400         (2,081,066)         (2,572,139)
Realized gain distributions                            --               --               --                 --           1,257,269
                                         ----------------   --------------   --------------   ----------------   -----------------

Net realized gains (losses)                      (421,586)       1,403,909          214,400         (2,081,066)         (1,314,870)
                                         ----------------   --------------   --------------   ----------------   -----------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                          (1,721,582)      (6,607,455)        (620,234)        (7,092,426)         (3,033,447)
  End of period                                  (120,479)       5,021,104           99,291           (721,829)            903,918
                                         ----------------   --------------   --------------   ----------------   -----------------

Change in net unrealized appreciation
  (depreciation) of investments                 1,601,103       11,628,559          719,525          6,370,597           3,937,365
                                         ----------------   --------------   --------------   ----------------   -----------------

Increase (decrease) in net assets
  from operations                        $      1,289,891   $   12,041,386   $    2,636,828   $      3,949,229   $       2,455,932
                                         ================   ==============   ==============   ================   =================

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                                                Capital      Government and
                                         Asset Allocation    Appreciation     Quality Bond                       Natural Resources
                                            Portfolio          Portfolio        Portfolio     Growth Portfolio         Portfolio
                                             (Class 3)         (Class 3)        (Class 3)          (Class 3)           (Class 3)
                                         ----------------   --------------   --------------   ----------------  -----------------
Investment income:
  Dividends                              $        605,240   $           --   $   22,097,587   $        675,238   $         981,133
                                         ----------------   --------------   --------------   ----------------   -----------------

Expenses:
  Charges for distribution,
    mortality and expense risk                   (399,827)      (5,731,864)      (9,537,584)        (2,173,914)         (2,302,618)
                                         ----------------   --------------   --------------   ----------------   -----------------

Net investment income (loss)                      205,413       (5,731,864)      12,560,003         (1,498,676)         (1,321,485)
                                         ----------------   --------------   --------------   ----------------   -----------------

Net realized gains (losses) from
  securities transactions                      (1,576,437)      (4,607,558)       2,834,154        (10,826,603)        (16,637,249)
Realized gain distributions                            --               --               --                 --           9,208,910
                                         ----------------   --------------   --------------   ----------------   -----------------

Net realized gains (losses)                    (1,576,437)      (4,607,558)       2,834,154        (10,826,603)         (7,428,339)
                                         ----------------   --------------   --------------   ----------------   -----------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                          (2,743,878)     (52,315,863)      (2,275,212)       (40,148,141)        (29,623,361)
  End of period                                 1,376,345       28,405,033          305,631        (12,095,650)         (1,732,756)
                                         ----------------   --------------   --------------   ----------------   -----------------

Change in net unrealized appreciation
  (depreciation) of investments                 4,120,223       80,720,896        2,580,843         28,052,491          27,890,605
                                         ----------------   --------------   --------------   ----------------   -----------------

Increase (decrease) in net assets
  from operations                        $      2,749,199   $   70,381,474   $   17,975,000   $     15,727,212   $      19,140,781
                                         ================   ==============   ==============   ================   =================

                                         Aggressive Growth   Alliance Growth      Balanced      Blue Chip Growth   Capital Growth
                                             Portfolio          Portfolio        Portfolio          Portfolio          Portfolio
                                              (Class 1)         (Class 1)        (Class 1)          (Class 1)         (Class 1)
                                         ----------------    ---------------   --------------   ----------------   --------------
Investment income:
  Dividends                              $              --   $    1,560,616    $    1,006,031   $         25,077   $           --
                                         -----------------   --------------    --------------   ----------------   --------------

Expenses:
  Charges for distribution,
    mortality and expense risk                    (455,943)      (2,919,659)         (801,502)          (135,205)        (110,288)
                                         -----------------   --------------    --------------   ----------------   --------------

Net investment income (loss)                      (455,943)      (1,359,043)          204,529           (110,128)        (110,288)
                                         -----------------   --------------    --------------   ----------------   --------------

Net realized gains (losses) from
  securities transactions                       (2,414,734)      (9,684,755)       (2,030,008)           160,174          108,190
Realized gain distributions                             --               --                --                 --               --
                                         -----------------   --------------    --------------   ----------------   --------------

Net realized gains (losses)                     (2,414,734)      (9,684,755)       (2,030,008)           160,174          108,190
                                         -----------------   --------------    --------------   ----------------   --------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                          (14,686,478)     (46,246,033)      (11,454,293)           447,032          490,819
  End of period                                 (6,549,836)     (20,451,466)       (4,600,621)         1,322,340          908,454
                                         -----------------   --------------    --------------   ----------------   --------------

Change in net unrealized appreciation
  (depreciation) of investments                  8,136,642       25,794,567         6,853,672            875,308          417,635
                                         -----------------   --------------    --------------   ----------------   --------------

Increase (decrease) in net assets
  from operations                        $       5,265,965   $   14,750,769    $    5,028,193   $        925,354   $      415,537
                                         =================   ==============    ==============   ================   ==============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2010
                                   (continued)


                                         Cash Management   Corporate Bond    Davis Venture     "Dogs" of Wall    Emerging Markets
                                            Portfolio         Portfolio     Value Portfolio   Street Portfolio       Portfolio
                                             (Class 1)        (Class 1)        (Class 1)          (Class 1)          (Class 1)
                                         ---------------   --------------   ---------------   ----------------   ----------------
Investment income:
  Dividends                              $            --   $    7,798,864   $     3,784,354   $        544,437   $        912,785
                                         ---------------   --------------   ---------------   ----------------   ----------------

Expenses:
  Charges for distribution,
    mortality and expense risk                (1,437,588)      (1,910,289)       (7,882,337)          (291,650)          (994,469)
                                         ---------------   --------------   ---------------   ----------------   ----------------

Net investment income (loss)                  (1,437,588)       5,888,575        (4,097,983)           252,787            (81,684)
                                         ---------------   --------------   ---------------   ----------------   ----------------

Net realized gains (losses) from
  securities transactions                     (2,961,591)       4,480,043        (5,447,075)        (1,317,599)       (15,404,398)
Realized gain distributions                           --               --                --                 --                 --
                                         ---------------   --------------   ---------------   ----------------   ----------------

Net realized gains (losses)                   (2,961,591)       4,480,043        (5,447,075)        (1,317,599)       (15,404,398)
                                         ---------------   --------------   ---------------   ----------------   ----------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                         (3,594,806)      13,582,985       (29,904,720)        (4,923,920)           238,902
  End of period                                 (851,110)      14,398,371        29,149,687         (1,169,288)        25,341,372
                                         ---------------   --------------   ---------------   ----------------   ----------------

Change in net unrealized appreciation
  (depreciation) of investments                2,743,696          815,386        59,054,407          3,754,632         25,102,470
                                         ---------------   --------------   ---------------   ----------------   ----------------

Increase (decrease) in net assets
  from operations                        $    (1,655,483)  $   11,184,004   $    49,509,349   $      2,689,820   $      9,616,388
                                         ===============   ==============   ===============   ================   ================

                                            Equity                                                             Growth
                                         Opportunities      Fundamental     Global Bond   Global Equities   Opportunities
                                           Portfolio     Growth Portfolio    Portfolio       Portfolio        Portfolio
                                           (Class 1)         (Class 1)       (Class 1)       (Class 1)        (Class 1)
                                         -------------   ----------------   -----------   ---------------   -------------
Investment income:
  Dividends                              $     243,135   $             --   $ 2,323,074   $     1,076,574   $          --
                                         -------------   ----------------   -----------   ---------------   -------------

Expenses:
  Charges for distribution,
    mortality and expense risk                (534,461)          (722,185)     (870,179)         (974,935)       (167,602)
                                         -------------   ----------------   -----------   ---------------   -------------

Net investment income (loss)                  (291,326)          (722,185)    1,452,895           101,639        (167,602)
                                         -------------   ----------------   -----------   ---------------   -------------

Net realized gains (losses) from
  securities transactions                   (3,267,173)        (2,987,071)      684,526           (53,535)       (229,726)
Realized gain distributions                         --                 --     1,020,189                --              --
                                         -------------   ----------------   -----------   ---------------   -------------

Net realized gains (losses)                 (3,267,173)        (2,987,071)    1,704,715           (53,535)       (229,726)
                                         -------------   ----------------   -----------   ---------------   -------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                      (11,104,595)       (19,209,937)    1,401,950        (2,496,158)       (707,325)
  End of period                             (2,615,130)        (8,776,200)      765,504         4,935,099       1,847,091
                                         -------------   ----------------   -----------   ---------------   -------------

Change in net unrealized appreciation
  (depreciation) of investments              8,489,465         10,433,737      (636,446)        7,431,257       2,554,416
                                         -------------   ----------------   -----------   ---------------   -------------

Increase (decrease) in net assets
  from operations                        $   4,930,966   $      6,724,481   $ 2,521,164   $     7,479,361   $   2,157,088
                                         =============   ================   ===========   ===============   =============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                                                             International        International
                                       Growth-Income   High-Yield Bond   Diversified Equities   Growth and Income    Marsico Focused
                                         Portfolio           Portfolio         Portfolio            Portfolio       Growth Portfolio
                                         (Class 1)          (Class 1)          (Class 1)            (Class 1)           (Class 1)
                                       -------------   ---------------   --------------------   -----------------   ----------------
Investment income:
  Dividends                            $   1,367,089    $   8,261,829        $  2,271,560         $   2,495,519       $     67,571
                                       -------------    -------------        ------------         -------------       ------------

Expenses:
  Charges for distribution,
    mortality and expense risk            (2,259,627)      (1,316,430)           (867,622)             (959,390)          (264,508)
                                       -------------    -------------        ------------         -------------       ------------

Net investment income (loss)                (892,538)       6,945,399           1,403,938             1,536,129           (196,937)
                                       -------------    -------------        ------------         -------------       ------------

Net realized gains (losses) from
  securities transactions                 (8,480,352)      (7,619,070)            996,692            (2,813,165)        (1,495,633)
Realized gain distributions                       --               --                  --                    --                 --
                                       -------------    -------------        ------------         -------------       ------------

Net realized gains (losses)               (8,480,352)      (7,619,070)            996,692            (2,813,165)        (1,495,633)
                                       -------------    -------------        ------------         -------------       ------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                    (34,137,973)      (4,569,712)         (2,366,009)          (18,894,719)        (3,616,374)
  End of period                          (11,482,287)       6,522,880          (1,565,033)          (14,839,423)           512,659
                                       -------------    -------------        ------------         -------------       ------------

Change in net unrealized appreciation
  (depreciation) of investments           22,655,686       11,092,592             800,976             4,055,296          4,129,033
                                       -------------    -------------        ------------         -------------       ------------

Increase (decrease) in net assets
  from operations                      $  13,282,796    $  10,418,921        $  3,201,606         $   2,778,260       $  2,436,463
                                       =============    =============        ============         =============       ============

                                        MFS Massachusetts
                                         Investors Trust    MFS Total Return   Mid-Cap Growth    Real Estate     Technology
                                           Portfolio            Portfolio          Portfolio      Portfolio      Portfolio
                                           (Class 1)            (Class 1)         (Class 1)       (Class 1)      (Class 1)
                                        -----------------   ----------------   --------------   -------------   ----------
Investment income:
  Dividends                               $    563,635        $  5,391,213      $         --    $     674,720   $        --
                                          ------------        ------------      ------------    -------------   -----------

Expenses:
  Charges for distribution,
    mortality and expense risk                (923,510)         (2,935,493)         (624,870)        (549,912)     (171,881)
                                          ------------        ------------      ------------    -------------   -----------

Net investment income (loss)                  (359,875)          2,455,720          (624,870)         124,808      (171,881)
                                          ------------        ------------      ------------    -------------   -----------

Net realized gains (losses) from
  securities transactions                     (115,723)         (3,965,308)       (2,072,183)      (6,071,847)     (659,731)
Realized gain distributions                         --                  --                --               --            --
                                          ------------        ------------      ------------    -------------   -----------

Net realized gains (losses)                   (115,723)         (3,965,308)       (2,072,183)      (6,071,847)     (659,731)
                                          ------------        ------------      ------------    -------------   -----------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                          825,384         (21,507,744)       (7,027,647)     (17,045,923)      831,361
  End of period                              6,404,703          (4,978,156)        4,290,114       (5,271,973)    3,346,871
                                          ------------        ------------      ------------    -------------   -----------

Change in net unrealized appreciation
  (depreciation) of investments              5,579,319          16,529,588        11,317,761       11,773,950     2,515,510
                                          ------------        ------------      ------------    -------------   -----------

Increase (decrease) in net assets
  from operations                         $  5,103,721        $ 15,020,000      $  8,620,708    $   5,826,911   $ 1,683,898
                                          ============        ============      ============    =============   ===========

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2010
                                  (continued)

                                        Telecom Utility  Total Return Bond  Aggressive Growth  Alliance Growth
                                           Portfolio         Portfolio          Portfolio         Portfolio     Balanced Portfolio
                                           (Class 1)         (Class 1)          (Class 2)         (Class 2)         (Class 2)
                                        ---------------  -----------------  -----------------  ---------------  ------------------
Investment income:
  Dividends                              $    468,894      $  2,054,813       $         --      $    196,146       $    169,256
                                         ------------      ------------       ------------      ------------       ------------

Expenses:
  Charges for distribution,
    mortality and expense risk               (254,512)       (1,103,158)           (61,656)         (442,552)          (150,199)
                                         ------------      ------------       ------------      ------------       ------------

Net investment income (loss)                  214,382           951,655            (61,656)         (246,406)            19,057
                                         ------------      ------------       ------------      ------------       ------------

Net realized gains (losses) from
  securities transactions                    (486,026)          729,951           (114,055)        1,116,239            183,218
Realized gain distributions                        --                --                 --                --                 --
                                         ------------      ------------       ------------      ------------       ------------

Net realized gains (losses)                  (486,026)          729,951           (114,055)        1,116,239            183,218
                                         ------------      ------------       ------------      ------------       ------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                      (2,289,036)        2,902,955           (925,720)        4,632,179            609,615
  End of period                              (256,018)        4,357,401            (70,024)        5,884,155          1,283,696
                                         ------------      ------------       ------------      ------------       ------------

Change in net unrealized appreciation
  (depreciation) of investments             2,033,018         1,454,446            855,696         1,251,976            674,081
                                         ------------      ------------       ------------      ------------       ------------

Increase (decrease) in net assets
  from operations                        $  1,761,374      $  3,136,052       $    679,985      $  2,121,809       $    876,356
                                         ============      ============       ============      ============       ============

                                        Blue Chip Growth   Capital Growth   Cash Management   Corporate Bond    Davis Venture
                                           Portfolio          Portfolio        Portfolio         Portfolio     Value Portfolio
                                            (Class 2)         (Class 2)        (Class 2)         (Class 2)        (Class 2)
                                        ----------------   --------------   ---------------   --------------   ---------------
Investment income:
  Dividends                               $      6,142      $         --     $         --      $  2,465,908      $    513,822
                                          ------------      ------------     ------------      ------------      ------------

Expenses:
  Charges for distribution,
    mortality and expense risk                 (64,958)          (39,875)        (468,615)         (636,445)       (1,312,718)
                                          ------------      ------------     ------------      ------------      ------------

Net investment income (loss)                   (58,816)          (39,875)        (468,615)        1,829,463          (798,896)
                                          ------------      ------------     ------------      ------------      ------------

Net realized gains (losses) from
  securities transactions                       67,952           123,217         (812,764)        1,624,722          (122,642)
Realized gain distributions                         --                --               --                --                --
                                          ------------      ------------     ------------      ------------      ------------

Net realized gains (losses)                     67,952           123,217         (812,764)        1,624,722          (122,642)
                                          ------------      ------------     ------------      ------------      ------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                          328,611           174,741       (1,099,357)        4,287,333        (3,768,851)
  End of period                                720,268           257,181         (402,691)        4,400,515         5,027,358
                                          ------------      ------------     ------------      ------------      ------------

Change in net unrealized appreciation
  (depreciation) of investments                391,657            82,440          696,666           113,182         8,796,209
                                          ------------      ------------     ------------      ------------      ------------

Increase (decrease) in net assets
  from operations                         $    400,793      $    165,782     $   (584,713)     $  3,567,367      $  7,874,671
                                          ============      ============     ============      ============      ============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                                                                 Equity
                                         "Dogs" of Wall    Emerging Markets   Opportunities   Foreign Value      Fundamental
                                        Street Portfolio       Portfolio        Portfolio       Portfolio     Growth Portfolio
                                            (Class 2)          (Class 2)        (Class 2)       (Class 2)         (Class 2)
                                        ----------------   ----------------   -------------   -------------   ----------------
Investment income:
  Dividends                              $    176,964        $    152,095     $      39,466   $     633,183     $         --
                                         ------------        ------------     -------------   -------------     ------------

Expenses:
  Charges for distribution,
    mortality and expense risk               (108,014)           (188,705)         (112,461)       (548,213)         (50,561)
                                         ------------        ------------     -------------   -------------     ------------

Net investment income (loss)                   68,950             (36,610)          (72,995)         84,970          (50,561)
                                         ------------        ------------     -------------   -------------     ------------

Net realized gains (losses) from
  securities transactions                    (668,080)           (262,678)         (880,211)       (390,510)          29,704
Realized gain distributions                        --                  --                --              --               --
                                         ------------        ------------     -------------   -------------     ------------

Net realized gains (losses)                  (668,080)           (262,678)         (880,211)       (390,510)          29,704
                                         ------------        ------------     -------------   -------------     ------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                      (1,823,277)          2,323,444        (1,889,255)        135,501           92,075
  End of period                              (299,904)          4,385,228            53,230         603,893          526,398
                                         ------------        ------------     -------------   -------------     ------------

Change in net unrealized appreciation
  (depreciation) of investments             1,523,373           2,061,784         1,942,485         468,392          434,323
                                         ------------        ------------     -------------   -------------     ------------

Increase (decrease) in net assets
  from operations                        $    924,243        $  1,762,496     $     989,279   $     162,852     $    413,466
                                         ============        ============     =============   =============     ============

                                                                                 Growth
                                          Global Bond      Global Equities    Opportunities   Growth-Income   High-Yield Bond
                                            Portfolio          Portfolio        Portfolio       Portfolio        Portfolio
                                           (Class 2)           (Class 2)        (Class 2)       (Class 2)        (Class 2)
                                        ----------------   ---------------    -------------   -------------   ---------------
Investment income:
  Dividends                              $    605,596       $    116,074       $        --    $      81,516    $  1,852,149
                                         ------------       ------------       -----------    -------------    ------------

Expenses:
  Charges for distribution,
    mortality and expense risk               (241,238)          (114,724)          (71,039)        (162,928)       (319,741)
                                         ------------       ------------       -----------    -------------    ------------

Net investment income (loss)                  364,358              1,350           (71,039)         (81,412)      1,532,408
                                         ------------       ------------       -----------    -------------    ------------

Net realized gains (losses) from
  securities transactions                     212,854             81,173           189,449         (302,572)         84,027
Realized gain distributions                   276,290                 --                --               --              --
                                         ------------       ------------       -----------    -------------    ------------

Net realized gains (losses)                   489,144             81,173           189,449         (302,572)         84,027
                                         ------------       ------------       -----------    -------------    ------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                         261,080           (679,086)          (71,910)      (1,442,881)        353,403
  End of period                                58,772            119,670           747,508         (166,727)      1,117,278
                                         ------------       ------------       -----------    -------------    ------------

Change in net unrealized appreciation
  (depreciation) of investments              (202,308)           798,756           819,418        1,276,154         763,875
                                         ------------       ------------       -----------    -------------    ------------

Increase (decrease) in net assets
  from operations                        $    651,194       $    881,279       $   937,828    $     892,170    $  2,380,310
                                         ============       ============       ===========    =============    ============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                          International       International                    MFS Massachusetts
                                       Diversified Equities Growth and Income Marsico Focused  Investors Trust   MFS Total Return
                                            Portfolio           Portfolio     Growth Portfolio     Portfolio        Portfolio
                                            (Class 2)           (Class 2)        (Class 2)         (Class 2)        (Class 2)
                                       -------------------- ----------------- ---------------- ----------------- ----------------
Investment income:
  Dividends                                $  1,048,543         $  457,391       $    52,250      $   112,789       $  1,596,431
                                           ------------         ----------       -----------      -----------       ------------

Expenses:
  Charges for distribution,
    mortality and expense risk                 (419,362)          (189,634)         (291,140)        (214,248)          (930,946)
                                           ------------         ----------       -----------      -----------       ------------

Net investment income (loss)                    629,181            267,757          (238,890)        (101,459)          665,485
                                           ------------         ----------       -----------      -----------       ------------

Net realized gains (losses) from
  securities transactions                       313,207         (1,266,488)         (854,488)         790,841         (1,393,584)
Realized gain distributions                          --                 --                --               --                 --
                                           ------------         ----------       -----------      -----------       ------------

Net realized gains (losses)                     313,207         (1,266,488)         (854,488)         790,841         (1,393,584)
                                           ------------         ----------       -----------      -----------       ------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                         3,139,196         (4,225,310)       (3,131,260)       2,309,263         (7,430,523)
  End of period                               3,774,753         (2,723,074)          598,909        2,780,607         (2,154,596)
                                           ------------         ----------       -----------      -----------       ------------

Change in net unrealized appreciation
  (depreciation) of investments                 635,557          1,502,236         3,730,169          471,344          5,275,927
                                           ------------         ----------       -----------      -----------       ------------

Increase (decrease) in net assets
  from operations                          $  1,577,945         $  503,505       $ 2,636,791      $ 1,160,726       $  4,547,828
                                           ============         ==========       ===========      ===========       ============

                                    Mid-Cap Growth    Real Estate    Small & Mid Cap   Technology   Telecom Utility
                                      Portfolio        Portfolio     Value Portfolio    Portfolio     Portfolio
                                      (Class 2)        (Class 2)       (Class 2)        (Class 2)     (Class 2)
                                    --------------   ------------   ----------------   ----------   ---------------
Investment income:
  Dividends                          $        --     $   188,713     $     61,850      $      --    $     66,513
                                     -----------     -----------     ------------      ---------    ------------

Expenses:
  Charges for distribution,
    mortality and expense risk          (316,140)       (173,653)        (411,820)       (63,124)        (40,403)
                                     -----------     -----------     ------------      ---------    ------------

Net investment income (loss)            (316,140)         15,060         (349,970)       (63,124)         26,110
                                     -----------     -----------     ------------      ---------    ------------

Net realized gains (losses) from
  securities transactions                809,515      (1,936,133)          53,168        145,426        (192,303)
Realized gain distributions                   --              --               --             --              --
                                     -----------     -----------     ------------      ---------    ------------

Net realized gains (losses)              809,515      (1,936,133)          53,168        145,426        (192,303)
                                     -----------     -----------     ------------      ---------    ------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                  1,702,636      (4,536,374)        (616,360)       307,184        (334,497)
  End of period                        5,521,274        (811,444)       5,386,324        878,917          88,488
                                     -----------     -----------     ------------      ---------    ------------

Change in net unrealized
  appreciation (depreciation)
  of investments                       3,818,638       3,724,930        6,002,684        571,733         422,985
                                     -----------     -----------     ------------      ---------    ------------

Increase (decrease) in net assets
  from operations                    $ 4,312,013     $ 1,803,857     $  5,705,882      $ 654,035    $    256,792
                                     ===========     ===========     ===========-      =========    ============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2010
                                  (continued)

                                           Total Return     Aggressive                        American Funds     American Funds
                                               Bond           Growth       Alliance Growth   Asset Allocation    Global Growth
                                             Portfolio       Portfolio        Portfolio       SAST Portfolio     SAST Portfolio
                                             (Class 2)       (Class 3)        (Class 3)          (Class 3)         (Class 3)
                                           ------------     -----------    ---------------   ----------------    --------------
Investment income:
  Dividends                                $    646,730     $        --    $       807,155   $        751,510    $    1,327,888
                                           ------------     -----------    ---------------   ----------------    --------------

Expenses:
  Charges for distribution,
    mortality and expense risk                 (385,576)       (197,373)        (2,071,088)          (877,790)       (2,837,502)
                                           ------------     -----------    ---------------   ----------------    --------------

Net investment income (loss)                    261,154        (197,373)        (1,263,933)          (126,280)       (1,509,614)
                                           ------------     -----------    ---------------   ----------------    --------------

Net realized gains (losses)
  from securities transactions                1,200,857      (1,179,007)         1,522,817           (968,232)       (2,286,452)
Realized gain distributions                          --              --                 --                 --                --
                                           ------------     -----------    ---------------   ----------------    --------------

Net realized gains (losses)                   1,200,857      (1,179,007)         1,522,817           (968,232)       (2,286,452)
                                           ------------     -----------    ---------------   ----------------    --------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                         1,433,455      (3,516,882)         6,108,877         (2,928,442)       (6,000,706)
  End of period                               1,103,625          93,739         15,865,486          4,659,952        20,394,272
                                           ------------     -----------    ---------------   ----------------    --------------

Change in net unrealized
  appreciation (depreciation)
  of investments                               (329,830)      3,610,621          9,756,609          7,588,394        26,394,978
                                           ------------     -----------    ---------------   ----------------    --------------

Increase (decrease) in
  net assets from operations               $  1,132,181     $ 2,234,241    $    10,015,493   $      6,493,882    $   22,598,912
                                           ============     ===========    ===============   ================    ==============

                                           American Funds    American Funds
                                             Growth SAST      Growth-Income      Balanced      Blue Chip Growth    Capital Growth
                                              Portfolio      SAST Portfolio      Portfolio         Portfolio         Portfolio
                                              (Class 3)         (Class 3)        (Class 3)         (Class 3)         (Class 3)
                                           --------------    --------------     -----------    ----------------    --------------
Investment income:
  Dividends                                $      433,661    $    1,641,355     $   376,746    $         23,860    $           --
                                           --------------    --------------     -----------    ----------------    --------------

Expenses:
  Charges for distribution,
    mortality and expense risk                 (2,681,279)       (2,451,003)       (320,801)           (422,859)         (772,234)
                                           --------------    --------------     -----------    ----------------    --------------

Net investment income (loss)                   (2,247,618)         (809,648)         55,945            (398,999)         (772,234)
                                           --------------    --------------     -----------    ----------------    --------------

Net realized gains (losses)
  from securities transactions                 (5,722,879)       (4,762,165)       (220,241)            137,790        (2,068,773)
Realized gain distributions                            --                --              --                  --                --
                                           --------------    --------------     -----------    ----------------    --------------

Net realized gains (losses)                    (5,722,879)       (4,762,165)       (220,241)            137,790        (2,068,773)
                                           --------------    --------------     -----------    ----------------    --------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                         (27,761,668)      (23,682,530)       (150,449)            384,354        (4,195,343)
  End of period                                 8,401,121       (2,951,978)       2,056,914           4,747,629         2,202,427
                                           --------------    --------------     -----------    ----------------    --------------

Change in net unrealized
  appreciation (depreciation)
  of investments                               36,162,789        20,730,552       2,207,363           4,363,275         6,397,770
                                           --------------    --------------     -----------    ----------------    --------------
Increase (decrease) in
  net assets from operations               $   28,192,292    $   15,158,739     $ 2,043,067    $      4,102,066    $    3,556,763
                                           ==============    ==============     ===========    ================    ==============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2010
                                  (continued)

                                                                              Davis Venture
                                           Cash Management   Corporate Bond       Value         "Dogs" of Wall    Emerging Markets
                                              Portfolio         Portfolio       Portfolio      Street Portfolio       Portfolio
                                              (Class 3)         (Class 3)       (Class 3)         (Class 3)           (Class 3)
                                           ---------------   --------------   -------------    ----------------   ----------------
Investment income:
  Dividends                                $            --   $   30,880,415   $   2,596,080    $        433,140   $      1,800,192
                                           ---------------   --------------   -------------    ----------------   ----------------

Expenses:
  Charges for distribution,
    mortality and expense risk                  (3,241,865)      (7,781,531)     (7,413,679)           (237,035)        (2,285,109)
                                           ---------------   --------------   -------------    ----------------   ----------------

Net investment income (loss)                    (3,241,865)      23,098,884      (4,817,599)            196,105           (484,917)
                                           ---------------   --------------   -------------    ----------------   ----------------

Net realized gains (losses)
  from securities transactions                  (7,033,894)      10,602,012     (17,488,881)         (1,985,164)       (30,957,978)
Realized gain distributions                             --               --              --                  --                 --
                                           ---------------   --------------   -------------    ----------------   ----------------

Net realized gains (losses)                     (7,033,894)      10,602,012     (17,488,881)         (1,985,164)       (30,957,978)
                                           ---------------   --------------   -------------    ----------------   ----------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                           (7,615,988)      37,789,748     (91,265,410)         (2,626,774)          (537,239)
  End of period                                 (1,565,743)      44,789,895     (21,849,699)          1,402,687         53,686,074
                                           ---------------   --------------   -------------    ----------------   ----------------

Change in net unrealized
  appreciation (depreciation)
  of investments                                 6,050,245        7,000,147      69,415,711           4,029,461         54,223,313
                                           ---------------   --------------   -------------    ----------------   ----------------

Increase (decrease) in
  net assets from operations               $    (4,225,514)  $   40,701,043   $  47,109,231    $      2,240,402   $     22,780,418
                                           ===============   ==============   =============    ================   ================

                                                Equity
                                            Opportunities     Foreign Value      Fundamental        Global Bond    Global Equities
                                              Portfolio         Portfolio      Growth Portfolio      Portfolio        Portfolio
                                              (Class 3)         (Class 3)         (Class 3)          (Class 3)        (Class 3)
                                           ---------------    -------------    ----------------    -------------   ---------------
Investment income:
  Dividends                                $       141,192    $   6,278,778    $             --    $   5,596,891   $       337,656
                                           ---------------    -------------    ----------------    -------------   ---------------

Expenses:
  Charges for distribution,
    mortality and expense risk                    (494,433)      (5,135,148)         (1,236,048)      (2,165,133)         (349,235)
                                           ---------------    -------------    ----------------    -------------   ---------------

Net investment income (loss)                      (353,241)       1,143,630          (1,236,048)       3,431,758           (11,579)
                                           ---------------    -------------    ----------------    -------------   ---------------

Net realized gains (losses)
  from securities transactions                  (3,957,375)      (7,263,986)         (3,243,549)         696,850          (486,461)
Realized gain distributions                             --               --                  --        2,586,342                --
                                           ---------------    -------------    ----------------    -------------   ---------------

Net realized gains (losses)                     (3,957,375)      (7,263,986)         (3,243,549)       3,283,192          (486,461)
                                           ---------------    -------------    ----------------    -------------   ---------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                           (9,949,022)     (24,197,118)        (10,687,893)         313,958        (3,104,895)
  End of period                                 (1,311,209)      (9,277,422)          4,972,847       (1,016,810)           82,916
                                           ---------------    -------------    ----------------    -------------   ---------------

Change in net unrealized
  appreciation (depreciation)
  of investments                                 8,637,813       14,919,696          15,660,740       (1,330,768)        3,187,811
                                           ---------------    -------------    ----------------    -------------   ---------------

Increase (decrease) in
  net assets from operations               $     4,327,197    $   8,799,340    $     11,181,143    $   5,384,182   $     2,689,771
                                           ===============    =============    ================    =============   ===============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2010
                                  (continued)

                                                                                                  International    International
                                                Growth                                             Diversified      Growth and
                                            Opportunities    Growth-Income     High-Yield Bond       Equities         Income
                                              Portfolio        Portfolio          Portfolio         Portfolio        Portfolio
                                              (Class 3)        (Class 3)          (Class 3)         (Class 3)        (Class 3)
                                           ---------------   -------------     ---------------    -------------    -------------
Investment income:
  Dividends                                $            --   $     101,935     $     9,646,850    $   7,463,939    $   7,885,020
                                           ---------------   -------------     ---------------    -------------    -------------

Expenses:
  Charges for distribution,
    mortality and expense risk                  (1,269,883)       (214,881)         (1,517,650)      (3,096,920)      (3,264,594)
                                           ---------------   -------------     ---------------    -------------    -------------

Net investment income (loss)                    (1,269,883)       (112,946)          8,129,200        4,367,019        4,620,426
                                           ---------------   -------------     ---------------    -------------    -------------

Net realized gains (losses)
  from securities transactions                     352,636        (879,858)          3,158,078          145,759      (25,400,928)
Realized gain distributions                             --              --                  --               --               --
                                           ---------------   -------------     ---------------    -------------    -------------

Net realized gains (losses)                        352,636        (879,858)          3,158,078          145,759      (25,400,928)
                                           ---------------   -------------     ---------------    -------------    -------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                           (1,453,629)     (3,246,904)          4,330,346       (5,201,205)     (71,154,754)
  End of period                                 17,478,388        (953,970)          4,372,766        2,315,721      (38,824,184)
                                           ---------------   -------------     ---------------    -------------    -------------

Change in net unrealized
  appreciation (depreciation)
  of investments                                18,932,017       2,292,934              42,420        7,516,926       32,330,570
                                           ---------------   -------------     ---------------    -------------    -------------

Increase (decrease) in
  net assets from operations               $    18,014,770   $   1,300,130     $    11,329,698    $  12,029,704    $  11,550,068
                                           ===============   =============     ===============    =============    =============

                                                                    MFS
                                                               Massachusetts
                                           Marsico Focused    Investors Trust   MFS Total Return    Mid-Cap Growth    Real Estate
                                           Growth Portfolio      Portfolio         Portfolio          Portfolio        Portfolio
                                              (Class 3)          (Class 3)         (Class 3)          (Class 3)        (Class 3)
                                           ----------------   ---------------   ----------------    --------------   -------------
Investment income:
  Dividends                                $        101,069   $       951,394   $      5,702,477    $           --   $   2,744,431
                                           ----------------   ---------------   ----------------    --------------   -------------

Expenses:
  Charges for distribution,
    mortality and expense risk                     (681,102)       (1,738,704)        (3,414,322)       (1,098,207)     (2,497,279)
                                           ----------------   ---------------   ----------------    --------------   -------------

Net investment income (loss)                       (580,033)         (787,310)         2,288,155        (1,098,207)        247,152
                                           ----------------   ---------------   ----------------    --------------   -------------

Net realized gains (losses)
  from securities transactions                   (2,435,552)        1,072,699         (9,202,437)        1,786,831     (18,995,112)
Realized gain distributions                              --                --                 --                --              --
                                           ----------------   ---------------   ----------------    --------------   -------------

Net realized gains (losses)                      (2,435,552)        1,072,699         (9,202,437)        1,786,831     (18,995,112)
                                           ----------------   ---------------   ----------------    --------------   -------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                            (7,286,382)        8,340,122        (36,231,585)        1,936,912     (39,040,822)
  End of period                                   2,893,574        20,415,147        (12,934,459)       16,722,138       4,711,901
                                           ----------------   ---------------   ----------------    --------------   -------------

Change in net unrealized
  appreciation (depreciation)
  of investments                                 10,179,956        12,075,025         23,297,126        14,785,226      43,752,723
                                           ----------------   ---------------   ----------------    --------------   -------------

Increase (decrease) in
  net assets from operations               $      7,164,371   $    12,360,414   $     16,382,844    $   15,473,850   $  25,004,763
                                           ================   ===============   ================    ==============   =============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2010
                                  (continued)

                                                                                                                  Total Return
                                           Small & Mid Cap     Small Company     Technology    Telecom Utility        Bond
                                           Value Portfolio    Value Portfolio    Portfolio        Portfolio         Portfolio
                                              (Class 3)          (Class 3)       (Class 3)        (Class 3)         (Class 3)
                                           ---------------    ---------------   ------------   ---------------    ------------
Investment income:
  Dividends                                $       689,082    $       518,478   $         --   $       242,738    $  8,218,592
                                           ---------------    ---------------   ------------   ---------------    ------------

Expenses:
  Charges for distribution,
    mortality and expense risk                  (5,456,963)        (1,715,423)      (339,193)         (138,949)     (4,328,137)
                                           ---------------    ---------------   ------------   ---------------    ------------

Net investment income (loss)                    (4,767,881)        (1,196,945)      (339,193)          103,789       3,890,455
                                           ---------------    ---------------   ------------   ---------------    ------------

Net realized gains (losses)
  from securities transactions                  (2,811,100)        (2,243,571)    (1,452,139)         (110,783)      5,302,602
Realized gain distributions                             --                 --             --                --              --
                                           ---------------    ---------------   ------------   ---------------    ------------

Net realized gains (losses)                     (2,811,100)        (2,243,571)    (1,452,139)         (110,783)      5,302,602
                                           ---------------    ---------------   ------------   ---------------    ------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                          (21,996,683)        (7,411,361)      (235,137)         (247,383)     10,350,274
  End of period                                 62,460,689         22,537,853      4,768,956           764,008       9,757,453
                                           ---------------    ---------------   ------------   ---------------    ------------

Change in net unrealized
  appreciation (depreciation)
  of investments                                84,457,372         29,949,214      5,004,093         1,011,391        (592,821)
                                           ---------------    ---------------   ------------   ---------------    ------------

Increase (decrease) in
  net assets from operations               $    76,878,391    $    26,508,698   $  3,212,761   $     1,004,397    $  8,600,236
                                           ===============    ===============   ============   ===============    ============

                                            Invesco Van                        Invesco Van
                                            Kampen V.I.      Invesco Van       Kampen V.I.       Diversified
                                           Capital Growth    Kampen V.I.    Growth and Income    International    Equity Income
                                                Fund        Comstock Fund          Fund            Account           Account
                                            (Series II)      (Series II)       (Series II)        (Class 1)         (Class 1)
                                           --------------   -------------   -----------------    -------------    -------------
Investment income:
  Dividends                                $           --   $     313,444   $         433,069    $      35,008    $     796,420
                                           --------------   -------------   -----------------    -------------    -------------

Expenses:
  Charges for distribution,
    mortality and expense risk                   (364,525)     (3,873,976)         (6,867,925)         (35,196)        (366,620)
                                           --------------   -------------   -----------------    -------------    -------------

Net investment income (loss)                     (364,525)     (3,560,532)         (6,434,856)            (188)         429,800
                                           --------------   -------------   -----------------    -------------    -------------

Net realized gains (losses)
  from securities transactions                  1,390,207      (6,679,978)         (5,560,193)        (702,357)        (661,486)
Realized gain distributions                            --              --                  --               --               --
                                           --------------   -------------   -----------------    -------------    -------------

Net realized gains (losses)                     1,390,207      (6,679,978)         (5,560,193)        (702,357)        (661,486)
                                           --------------   -------------   -----------------    -------------    -------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                           3,619,534     (28,626,214)        (39,617,896)      (1,516,353)      (6,437,057)
  End of period                                 6,188,516      15,970,057          19,623,496         (565,736)      (2,783,204)
                                           --------------   -------------   -----------------    -------------    -------------

Change in net unrealized
  appreciation (depreciation)
  of investments                                2,568,982      44,596,271          59,241,392          950,617        3,653,853
                                           --------------   -------------   -----------------    -------------    -------------

Increase (decrease) in
  net assets from operations               $    3,594,664   $  34,355,761   $      47,246,343    $     248,072    $   3,422,167
                                           ==============   =============   =================    =============    =============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2010
                                  (continued)

                                              Government &
                                           High Quality Bond                     LargeCap Blend   LargeCap Growth    MidCap Blend
                                                Account        Income Account      Account II         Account           Account
                                               (Class 1)          (Class 1)        (Class 1)         (Class 1)         (Class 1)
                                           -----------------   --------------    --------------   ---------------    -------------
Investment income:
  Dividends                                $         178,139   $      718,338    $       82,216   $           406    $      78,968
                                           -----------------   --------------    --------------   ---------------    -------------

Expenses:
  Charges for distribution,
    mortality and expense risk                       (82,038)        (165,130)          (50,766)          (10,071)         (48,223)
                                           -----------------   --------------    --------------   ---------------    -------------

Net investment income (loss)                          96,101          553,208            31,450            (9,665)          30,745
                                           -----------------   --------------    --------------   ---------------    -------------

Net realized gains (losses)
  from securities transactions                       (61,141)         (86,677)         (649,950)           26,871         (594,797)
Realized gain distributions                               --               --                --                --               --
                                           -----------------   --------------    --------------   ---------------    -------------

Net realized gains (losses)                          (61,141)         (86,677)         (649,950)           26,871         (594,797)
                                           -----------------   --------------    --------------   ---------------    -------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                               (200,620)        (313,465)       (1,262,868)           (8,575)      (1,472,968)
  End of period                                        3,515            1,910          (290,387)           77,655         (257,041)
                                           -----------------   --------------    --------------   ---------------    -------------

Change in net unrealized
  appreciation (depreciation)
  of investments                                     204,135          315,375           972,481            86,230        1,215,927
                                           -----------------   --------------    --------------   ---------------    -------------

Increase (decrease) in
  net assets from operations               $         239,095   $      781,906    $      353,981   $       103,436    $     651,875
                                           =================   ==============    ==============   ===============    =============

                                                          Principal Capital                                      SAM Conservative
                                           Money Market      Appreciation       Real Estate       SAM Balanced       Balanced
                                             Account           Account       Securities Account    Portfolio         Portfolio
                                            (Class 1)         (Class 1)          (Class 1)         (Class 1)         (Class 1)
                                           ------------   -----------------  ------------------   ------------   ----------------
Investment income:
  Dividends                                $          2   $         235,044  $           24,234   $  3,176,297   $        359,387
                                           ------------   -----------------  ------------------   ------------   ----------------

Expenses:
  Charges for distribution,
    mortality and expense risk                  (72,003)           (225,474)            (11,162)    (1,292,438)          (122,482)
                                           ------------   -----------------  ------------------   ------------   ----------------

Net investment income (loss)                    (72,001)              9,570              13,072      1,883,859            236,905
                                           ------------   -----------------  ------------------   ------------   ----------------

Net realized gains (losses)
  from securities transactions                       --             133,628            (128,058)    (1,017,616)           (18,212)
Realized gain distributions                          --             273,099                  --             --                 --
                                           ------------   -----------------  ------------------   ------------   ----------------

Net realized gains (losses)                          --             406,727            (128,058)    (1,017,616)           (18,212)
                                           ------------   -----------------  ------------------   ------------   ----------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                                --            (905,807)           (395,895)    (7,815,942)          (284,222)
  End of period                                      --             638,274            (115,296)       870,653            295,983
                                           ------------   -----------------  ------------------   ------------   ----------------

Change in net unrealized
  appreciation (depreciation)
  of investments                                     --           1,544,081             280,599      8,686,595            580,205
                                           ------------   -----------------  ------------------   ------------   ----------------

Increase (decrease) in
  net assets from operations               $    (72,001)  $       1,960,378  $          165,613   $  9,552,838   $        798,898
                                           ============   =================  ==================   ============   ================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2010
                                  (continued)

                                          SAM Conservative    SAM Flexible     SAM Strategic    Short-Term Income  SmallCap Growth
                                          Growth Portfolio  Income Portfolio  Growth Portfolio       Account         Account II
                                             (Class 1)          (Class 1)        (Class 1)          (Class 1)         (Class 1)
                                          ----------------  ----------------  ----------------  -----------------  ---------------
Investment income:
  Dividends                               $      1,066,233  $        767,706  $        283,191  $          62,442  $            --
                                          ----------------  ----------------  ----------------  -----------------  ---------------

Expenses:
  Charges for distribution,
    mortality and expense risk                    (483,181)         (217,417)         (170,786)           (49,448)         (10,005)
                                          ----------------  ----------------  ----------------  -----------------  ---------------

Net investment income (loss)                        583,052          550,289           112,405             12,994          (10,005)
                                          ----------------  ----------------  ----------------  -----------------  ---------------

Net realized gains (losses)
  from securities transactions                    (262,823)         (621,630)         (245,064)             8,674           10,330
Realized gain distributions                             --                --                --                 --               --
                                          ----------------  ----------------  ----------------  -----------------  ---------------

Net realized gains (losses)                       (262,823)         (621,630)         (245,064)             8,674           10,330
                                          ----------------  ----------------  ----------------  -----------------  ---------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                           (2,913,552)       (1,414,695)       (2,022,008)           (31,318)             431
  End of period                                    621,512           (80,885)         (349,576)            31,319          149,670
                                          ----------------  ----------------  ----------------  -----------------  ---------------

Change in net unrealized
  appreciation (depreciation)
  of investments                                 3,535,064         1,333,810         1,672,432             62,637          149,239
                                          ----------------  ----------------  ----------------  -----------------  ---------------

Increase (decrease) in
  net assets from operations              $      3,855,293  $      1,262,469  $      1,539,773  $          84,305  $       149,564
                                          ================  ================  ================  =================  ===============

                                                             Diversified                         Government &
                                          SmallCap Value    International    Equity Income    High Quality Bond
                                            Account I          Account          Account            Account         Income Account
                                            (Class 1)         (Class 2)        (Class 2)          (Class 2)           (Class 2)
                                          --------------    -------------    -------------    -----------------    --------------
Investment income:
  Dividends                               $        1,627    $      14,180    $     456,988    $          46,117    $      299,452
                                          --------------    -------------    -------------    -----------------    --------------

Expenses:
  Charges for distribution,
    mortality and expense risk                    (3,218)         (18,389)        (256,320)             (25,000)          (80,903)
                                          --------------    -------------    -------------    -----------------    --------------

Net investment income (loss)                      (1,591)          (4,209)         200,668               21,117           218,549
                                          --------------    -------------    -------------    -----------------    --------------

Net realized gains (losses)
  from securities transactions                   (65,291)        (164,195)        (937,337)               6,507           (51,763)
Realized gain distributions                           --               --               --                   --                --
                                          --------------    -------------    -------------    -----------------    --------------

Net realized gains (losses)                      (65,291)        (164,195)        (937,337)               6,507           (51,763)
                                          --------------    -------------    -------------    -----------------    --------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                            (83,550)        (418,724)      (5,288,218)             (22,765)          (75,219)
  End of period                                   26,085         (129,930)      (2,456,235)              11,692            92,105
                                          --------------    -------------    -------------    -----------------    --------------

Change in net unrealized
  appreciation (depreciation)
  of investments                                 109,635          288,794        2,831,983               34,457           167,324
                                          --------------    -------------    -------------    -----------------    --------------

Increase (decrease) in
  net assets from operations              $       42,753    $     120,390    $   2,095,314    $          62,081    $      334,110
                                          ==============    =============    =============    =================    ==============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2010
                                  (continued)

                                                                                                                    Principal
                                                                                                                     Capital
                                          LargeCap Blend     LargeCap Growth     MidCap Blend    Money Market     Appreciation
                                            Account II           Account           Account         Account           Account
                                            (Class 2)           (Class 2)         (Class 2)       (Class 2)         (Class 2)
                                          --------------     ---------------     ------------    ------------     ------------
Investment income:
  Dividends                               $       10,919     $            --     $     17,823    $          1     $     46,031
                                          --------------     ---------------     ------------    ------------     ------------

Expenses:
  Charges for distribution,
    mortality and expense risk                    (8,764)             (6,084)         (12,985)        (47,484)         (58,479)
                                          --------------     ---------------     ------------    ------------     ------------

Net investment income (loss)                       2,155              (6,084)           4,838        (47,483)          (12,448)
                                          --------------     ---------------     ------------    ------------     ------------

Net realized gains (losses)
  from securities transactions                   (20,351)              8,573         (142,238)             --           (4,458)
Realized gain distributions                           --                  --               --              --           63,578
                                          --------------     ---------------     ------------    ------------     ------------

Net realized gains (losses)                      (20,351)              8,573         (142,238)             --           59,120
                                          --------------     ---------------     ------------    ------------     ------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                            (86,274)               (581)        (279,481)             --         (388,719)
  End of period                                   (8,887)             55,457           21,477              --           (7,188)
                                          --------------     ---------------     ------------    ------------     ------------

Change in net unrealized
  appreciation (depreciation)
  of investments                                  77,387              56,038          300,958              --          381,531
                                          --------------     ---------------     ------------    ------------     ------------

Increase (decrease) in
  net assets from operations              $       59,191     $        58,527     $    163,558    $    (47,483)    $    428,203
                                          ==============     ===============     ============    ============     ============

                                             Real Estate      SAM Balanced   SAM Conservative   SAM Conservative    SAM Flexible
                                          Securities Account    Portfolio   Balanced Portfolio  Growth Portfolio  Income Portfolio
                                              (Class 2)         (Class 2)       (Class 2)          (Class 2)          (Class 2)
                                          ------------------  ------------  ------------------  ----------------  ----------------
Investment income:
  Dividends                               $           13,225  $  1,977,484  $          304,065  $        934,640  $        590,499
                                          ------------------  ------------  ------------------  ----------------  ----------------

Expenses:
  Charges for distribution,
    mortality and expense risk                        (7,763)     (906,831)           (121,660)         (478,580)         (186,499)
                                          ------------------  ------------  ------------------  ----------------  ----------------

Net investment income (loss)                           5,462     1,070,653             182,405           456,060           404,000
                                          ------------------  ------------  ------------------  ----------------  ----------------

Net realized gains (losses)
  from securities transactions                       (81,537)   (1,049,046)           (251,661)       (1,302,638)         (812,082)
Realized gain distributions                               --            --                  --                --                --
                                          ------------------  ------------  ------------------  ----------------  ----------------

Net realized gains (losses)                          (81,537)   (1,049,046)           (251,661)       (1,302,638)         (812,082)
                                          ------------------  ------------  ------------------  ----------------  ----------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                               (161,853)   (7,872,571)           (447,025)       (6,068,761)         (953,949)
  End of period                                       14,619    (1,834,002)            357,153        (1,682,850)          410,205
                                          ------------------  ------------  ------------------  ----------------  ----------------

Change in net unrealized
  appreciation (depreciation)
  of investments                                     176,472     6,038,569             804,178         4,385,911         1,364,154
                                          ------------------  ------------  ------------------  ----------------  ----------------

Increase (decrease) in
  net assets from operations              $          100,397  $  6,060,176  $          734,922  $      3,539,333  $        956,072
                                          ==================  ============  ==================  ================  ================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2010
                                  (continued)

                                                                                                                    Columbia Asset
                                           SAM Strategic    Short-Term Income   SmallCap Growth   SmallCap Value  Allocation Fund,
                                          Growth Portfolio      Account            Account II       Account I      Variable Series
                                             (Class 2)         (Class 2)           (Class 2)        (Class 2)         (Class A)
                                          ----------------  -----------------   ---------------   --------------  ----------------
Investment income:
  Dividends                               $        333,943  $          34,039   $            --   $        1,258  $         19,330
                                          ----------------  -----------------   ---------------   --------------  ----------------

Expenses:
  Charges for distribution,
    mortality and expense risk                    (236,314)           (28,516)           (4,734)          (2,445)          (11,800)
                                          ----------------  -----------------   ---------------   --------------  ----------------

Net investment income (loss)                        97,629              5,523            (4,734)          (1,187)            7,530
                                          ----------------  -----------------   ---------------   --------------  ----------------

Net realized gains (losses)
  from securities transactions                    (687,760)             5,363             4,297          (14,902)          (95,853)
Realized gain distributions                             --                 --                --               --                --
                                          ----------------  -----------------   ---------------   --------------  ----------------

Net realized gains (losses)                       (687,760)             5,363             4,297          (14,902)          (95,853)
                                          ----------------  -----------------   ---------------   --------------  ----------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                           (4,091,467)            (3,471)          (25,630)         (41,117)         (191,033)
  End of period                                 (1,544,110)            32,400            40,920            4,000           (27,051)
                                          ----------------  -----------------   ---------------   --------------  ----------------

Change in net unrealized
  appreciation (depreciation)
  of investments                                 2,547,357             35,871            66,550           45,117           163,982
                                          ----------------  -----------------   ---------------   --------------  ----------------

Increase (decrease) in
  net assets from operations              $      1,957,226  $          46,757   $        66,113   $       29,028  $         75,659
                                          ================  =================   ===============   ==============  ================

                                                            Columbia Small                     Columbia Marsico
                                          Columbia Large    Company Growth    Columbia High    Focused Equities   Columbia Marsico
                                          Cap Value Fund,   Fund, Variable     Yield Fund,      Fund, Variable       Growth Fund,
                                          Variable Series       Series       Variable Series        Series         Variable Series
                                             (Class A)         (Class A)        (Class A)         (Class A)           (Class A)
                                          ---------------   --------------   ---------------   ----------------   ----------------
Investment income:
  Dividends                               $        65,850   $           --   $     1,885,373   $        181,806   $          4,297
                                          ---------------   --------------   ---------------   ----------------   ----------------

Expenses:
  Charges for distribution,
    mortality and expense risk                    (64,997)         (30,652)         (389,615)          (673,737)           (57,190)
                                          ---------------   --------------   ---------------   ----------------   ----------------

Net investment income (loss)                          853          (30,652)        1,495,758           (491,931)           (52,893)
                                          ---------------   --------------   ---------------   ----------------   ----------------

Net realized gains (losses)
  from securities transactions                   (339,003)         (63,232)          (91,863)        (1,128,060)           229,575
Realized gain distributions                            --               --                --                 --                 --
                                          ---------------   --------------   ---------------   ----------------   ----------------

Net realized gains (losses)                      (339,003)         (63,232)          (91,863)        (1,128,060)           229,575
                                          ---------------   --------------   ---------------   ----------------   ----------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                          (1,454,362)        (321,282)           75,242         (6,699,430)           195,016
  End of period                                  (601,383)         224,028           942,443          1,402,529            655,055
                                          ---------------   --------------   ---------------   ----------------   ----------------

Change in net unrealized
  appreciation (depreciation)
  of investments                                  852,979          545,310           867,201          8,101,959            460,039
                                          ---------------   --------------   ---------------   ----------------   ----------------

Increase (decrease) in
  net assets from operations              $       514,829   $      451,426   $     2,271,096   $      6,481,968   $        636,721
                                          ===============   ==============   ===============   ================   ================

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                                                               Columbia Marsico
                                                                                International
                                          Columbia Marsico   Columbia Mid Cap   Opportunities
                                         21st Century Fund,    Growth Fund,     Fund, Variable   Asset Allocation  Global Growth
                                           Variable Series    Variable Series       Series             Fund            Fund
                                              (Class A)         (Class A)         (Class B)         (Class 2)        (Class 2)
                                         ------------------  ----------------  ----------------  ----------------  -------------
Investment income:
  Dividends                              $               --  $          $ 841  $         29,455  $      1,612,080  $   4,788,123
                                         ------------------  ----------------  ----------------  ----------------  -------------
Expenses:
  Charges for distribution, mortality
    and expense risk                                (24,828)          (20,627)          (66,677)       (1,296,595)    (5,285,768)
                                         ------------------  ----------------  ----------------  ----------------  -------------

Net investment income (loss)                        (24,828)          (19,786)          (37,222)          315,485       (497,645)
                                         ------------------  ----------------  ----------------  ----------------  -------------

Net realized gains (losses) from
  securities transactions                            29,396           (41,129)          (46,072)          222,670      5,020,092
                                         ------------------  ----------------  ----------------  ----------------  -------------

Realized gain distributions                              --                --                --                --             --
                                         ------------------  ----------------  ----------------  ----------------  -------------

Net realized gains (losses)                          29,396           (41,129)          (46,072)          222,670      5,020,092
                                         ------------------  ----------------  ----------------  ----------------  -------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                               (48,850)         (181,414)         (658,110)       (4,176,127)      (660,594)
                                         ------------------  ----------------  ----------------  ----------------  -------------
  End of period                                     178,758           205,019           (87,465)        3,776,690     25,053,410
                                         ------------------  ----------------  ----------------  ----------------  -------------

Change in net unrealized appreciation
  (depreciation) of investments                     227,608           386,433           570,645         7,952,817     25,714,004
                                         ------------------  ----------------  ----------------  ----------------  -------------

Increase (decrease) in net assets
  from operations                        $          232,176  $        325,518  $        487,351  $      8,490,972  $  30,236,451
                                         ==================  ================  ================  ================  =============
                                                              Growth-Income    Asset Allocation   Cash Management
                                             Growth Fund           Fund              Fund              Fund         Growth Fund
                                              (Class 2)          (Class 2)         (Class 3)        (Class 3)        (Class 3)
                                         ------------------  ----------------  ----------------  ----------------  -------------
Investment income:
  Dividends                              $        3,070,334  $      6,131,068  $        836,843  $             --  $   1,651,969
                                         ------------------  ----------------  ----------------  ----------------  -------------

Expenses:
  Charges for distribution, mortality
    and expense risk                             (7,002,257)       (6,785,178)         (552,510)         (204,417)    (2,875,363)
                                         ------------------  ----------------  ----------------  ----------------  -------------

Net investment income (loss)                     (3,931,923)         (654,110)          284,333          (204,417)    (1,223,394)
                                         ------------------  ----------------  ----------------  ----------------  -------------

Net realized gains (losses) from
  securities transactions                        (6,234,053)       (8,824,416)         (718,406)         (124,382)    (9,439,689)
                                         ------------------  ----------------  ----------------  ----------------  -------------
Realized gain distributions                              --                --                --                --             --
                                         ------------------  ----------------  ----------------  ----------------  -------------

Net realized gains (losses)                      (6,234,053)       (8,824,416)         (718,406)         (124,382)    (9,439,689)
                                         ------------------  ----------------  ----------------  ----------------  -------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                           (67,981,795)      (61,542,286)       (5,881,923)         (107,283)   (65,004,760)
                                         ------------------  ----------------  ----------------  ----------------  -------------
  End of period                                  10,343,689       (13,245,492)         (954,260)          (38,099)   (19,399,524)
                                         ------------------  ----------------  ----------------  ----------------  -------------

Change in net unrealized appreciation
  (depreciation) of investments                  78,325,484        48,296,794         4,927,663            69,184     45,605,236
                                         ------------------  ----------------  ----------------  ----------------  -------------

Increase (decrease) in net assets
  from operations                        $       68,159,508  $     38,818,268  $      4,493,590  $       (259,615) $  34,942,153
                                         ==================  ================  ================  ================  =============

      The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                                                                                   U.S.
                                                                                             Government/AAA-
                                       Growth-Income   High-Income Bond                      Rated Securities   Growth and Income
                                            Fund             Fund        International Fund        Fund            Portfolio
                                          (Class 3)       (Class 3)           (Class 3)          (Class 3)         (Class VC)
                                       --------------  ----------------  ------------------  ----------------  ------------------
Investment income:
  Dividends                            $    3,023,386   $      1,669,142 $        1,222,127  $        477,811  $        1,308,795
                                       --------------  ----------------  ------------------  ----------------  ------------------

Expenses:
  Charges for distribution, mortality
    and expense risk                       (2,719,532)         (298,231)           (794,905)         (361,808)         (3,589,309)
                                       --------------  ----------------  ------------------  ----------------  ------------------

Net investment income (loss)                  303,854         1,370,911             427,222           116,003          (2,280,514)
                                       --------------  ----------------  ------------------  ----------------  ------------------

Net realized gains (losses) from
  securities transactions                 (11,204,828)       (2,381,401)         (1,039,367)         (104,905)         (7,916,288)
                                       --------------  ----------------  ------------------  ----------------  ------------------

Realized gain distributions                        --                --                  --           128,140                  --
                                       --------------  ----------------  ------------------  ----------------  ------------------

Net realized gains (losses)               (11,204,828)       (2,381,401)         (1,039,367)           23,235          (7,916,288)
                                       --------------  ----------------  ------------------  ----------------  ------------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                     (61,460,587)       (1,659,009)         (5,916,699)          (39,849)        (49,809,217)
                                       --------------  ----------------  ------------------  ----------------  ------------------
  End of period                           (31,485,081)        2,228,725          (2,328,724)        1,020,229          (5,151,960)
                                       --------------  ----------------  ------------------  ----------------  ------------------

Change in net unrealized appreciation
  (depreciation) of investments            29,975,506         3,887,734           3,587,975         1,060,078          44,657,257
                                       --------------  ----------------  ------------------  ----------------  ------------------

Increase (decrease) in net assets
  from operations                      $   19,074,532       $ 2,877,244  $        2,975,830  $      1,199,316  $       34,460,455
                                       ==============  ================  ==================  ================  ==================
                                                         BB&T Capital                                           BB&T Special
                                        Mid Cap Value       Manager         BB&T Mid Cap        BB&T Select     Opportunities
                                          Portfolio         Equity             Growth             Equity           Equity
                                         (Class VC)          VIF                VIF                VIF              VIF
                                       --------------  ----------------  ------------------  ----------------  ---------------
Investment income:
  Dividends                            $      123,403  $         32,141  $               --  $         21,450  $         7,848
                                       --------------  ----------------  ------------------  ----------------  ---------------

Expenses:
  Charges for distribution, mortality
    and expense risk                         (489,689)          (33,589)             (1,265)          (27,553)        (224,613)
                                       --------------  ----------------  ------------------  ----------------  ---------------

Net investment income (loss)                 (366,286)           (1,448)             (1,265)           (6,103)        (216,765)
                                       --------------  ----------------  ------------------  ----------------  ---------------

Net realized gains (losses) from
  securities transactions                  (1,786,348)         (505,594)           (210,750)         (332,738)         (43,125)
                                       --------------  ----------------  ------------------  ----------------  ---------------

Realized gain distributions                        --                --                  --                --               --
                                       --------------  ----------------  ------------------  ----------------  ---------------

Net realized gains (losses)                (1,786,348)         (505,594)           (210,750)         (332,738)         (43,125)
                                       --------------  ----------------  ------------------  ----------------  ---------------

Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                     (10,243,490)         (919,689)           (206,633)         (854,402)         244,346
                                       --------------  ----------------  ------------------  ----------------  ---------------
  End of period                            (1,326,373)         (151,723)                 --          (345,207)       2,222,556
                                       --------------  ----------------  ------------------  ----------------  ---------------

Change in net unrealized appreciation
  (depreciation) of investments             8,917,117           767,966             206,633           509,195        1,978,210
                                       --------------  ----------------  ------------------  ----------------  ---------------

Increase (decrease) in net assets
  from operations                      $    6,764,483  $        260,924  $           (5,382) $        170,354  $     1,718,320
                                       ==============  ================  ==================  ================  ===============

      The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                                                                                      Franklin
                                                                                                     Templeton
                                                               MTB Managed                          VIP Founding       Allocation
                                        BB&T Total Return   Allocation Fund -   Franklin Income   Funds Allocation      Balanced
                                              Bond              Moderate        Securities Fund         Fund           Portfolio
                                               VIF              Growth II          (Class 2)          (Class 2)       (Class 3)(1)
                                        -----------------   -----------------   ---------------   ----------------    ------------
Investment income:
  Dividends                             $         340,537   $               3   $     1,887,012   $        739,731    $    543,411
                                        -----------------   -----------------   ---------------   ----------------    ------------

Expenses:
  Charges for distribution,
    mortality and expense risk                   (139,872)                 (7)         (470,574)          (511,953)       (174,441)
                                        -----------------   -----------------   ---------------   ----------------    ------------

Net investment income (loss)                      200,665                  (4)        1,416,438            227,778         368,970
                                        -----------------   -----------------   ---------------   ----------------    ------------

Net realized gains (losses) from
  securities transactions                         164,146                  (2)          165,580           (680,081)         95,983
Realized gain distributions                        14,721                  --                --              2,773              --
                                        -----------------   -----------------   ---------------   ----------------    ------------

Net realized gains (losses)                       178,867                  (2)          165,580           (677,308)         95,983
                                        -----------------   -----------------   ---------------   ----------------    ------------
Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                             306,988                  51         2,548,626            753,660              --
  End of period                                   431,803                  85         4,619,727          4,054,553       1,151,418
                                        -----------------   -----------------   ---------------   ----------------    ------------

Change in net unrealized appreciation
  (depreciation) of investments                   124,815                  34         2,071,101          3,300,893       1,151,418
                                        -----------------   -----------------   ---------------   ----------------    ------------

Increase (decrease) in net assets
  from operations                       $         504,347   $              28   $     3,653,119   $      2,851,363    $  1,616,371
                                        =================   =================   ===============   ================    ============


                                                              Allocation
                                        Allocation Growth   Moderate Growth         Allocation         Real Return
                                            Portfolio          Portfolio        Moderate Portfolio      Portfolio
                                           (Class 3)(1)      (Class 3)(1)          (Class 3)(1)        (Class 3)(1)
                                        -----------------   ---------------     ------------------     ------------
Investment income:
  Dividends                             $          41,721   $       712,904     $          674,427     $    813,691
                                        -----------------   ---------------     ------------------     ------------

Expenses:
  Charges for distribution,
    mortality and expense risk                    (33,269)         (312,811)              (243,787)        (506,017)
                                        -----------------   ---------------     ------------------     ------------

Net investment income (loss)                        8,452           400,093                430,640          307,674
                                        -----------------   ---------------     ------------------     ------------

Net realized gains (losses) from
  securities transactions                         (16,906)           32,110                 52,400          117,797
Realized gain distributions                            --                --                     --               --
                                        -----------------   ---------------     ------------------     ------------

Net realized gains (losses)                       (16,906)           32,110                 52,400          117,797
                                        -----------------   ---------------     ------------------     ------------
Net unrealized appreciation
  (depreciation) of investments:
  Beginning of period                                  --                --                     --               --
  End of period                                   395,572         3,286,796              2,110,315         (400,707)
                                        -----------------   ---------------     ------------------     ------------

Change in net unrealized appreciation
  (depreciation) of investments                   395,572         3,286,796              2,110,315         (400,707)
                                        -----------------   ---------------     ------------------     ------------

Increase (decrease) in net assets
  from operations                       $         387,118   $     3,718,999     $        2,593,355     $     24,764
                                        =================   ===============     ==================     ============

(1)  For the period from January 19, 2010 (inception) to December 31, 2010.

      The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2010


                                                                                Government and
                                        Asset Allocation  Capital Appreciation   Quality Bond                     Natural Resources
                                           Portfolio           Portfolio           Portfolio    Growth Portfolio      Portfolio
                                           (Class 1)           (Class 1)           (Class 1)       (Class 1)          (Class 1)
                                        ----------------  --------------------  --------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)           $      1,658,860  $         (4,426,894) $    4,106,337  $       (931,286) $        (577,865)

 Net realized gains (losses)                  (2,734,561)          (12,119,178)      1,289,501       (13,504,121)        11,392,328

 Change in net unrealized appreciation
   (depreciation) of investments              17,602,969            76,826,729         568,274        27,016,468            (76,798)
                                        ----------------  --------------------  --------------  ----------------  -----------------
   Increase (decrease) in net
     assets from operations                   16,527,268            60,280,657       5,964,112        12,581,061         10,737,665
                                        ----------------  --------------------  --------------  ----------------  -----------------

From capital transactions:
 Net proceeds from units sold                    689,074             1,070,095       1,132,966           400,331            127,071
 Cost of units redeemed                      (18,521,867)          (42,705,169)    (30,127,782)      (14,485,754)       (11,804,533)
 Net transfers                                  (233,388)           (7,577,441)     (3,228,181)       (6,641,256)        (6,284,245)
 Contract maintenance charge                     (68,249)             (180,510)        (74,447)          (60,397)           (36,227)
                                        ----------------  --------------------  --------------  ----------------  -----------------

   Increase (decrease) in net
     assets from capital transactions        (18,134,430)          (49,393,025)    (32,297,444)      (20,787,076)       (17,997,934)
                                        ----------------  --------------------  --------------  ----------------  -----------------
Increase (decrease) in net assets             (1,607,162)           10,887,632     (26,333,332)       (8,206,015)        (7,260,269)
Net assets at beginning of period            149,654,165           328,926,042     179,811,641       119,178,758         99,135,192
                                        ----------------  --------------------  --------------  ----------------  -----------------
Net assets at end of period             $    148,047,003 $         339,813,674  $  153,478,309  $    110,972,743  $      91,874,923
                                        ================  ====================  ==============  ================  =================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                       27,699                25,364          57,531            13,579              2,533
 Units redeemed                                 (730,086)             (975,479)     (1,530,540)         (479,545)          (236,175)
 Units transferred                               (12,104)             (188,914)       (173,185)         (221,601)          (132,026)
                                        ----------------  --------------------  --------------  ----------------  -----------------
Increase (decrease) in units
  outstanding                                   (714,491)           (1,139,029)     (1,646,194)         (687,567)          (365,668)
Beginning units                                6,064,925             7,736,493       9,397,555         4,003,562          1,922,741
                                        ----------------  --------------------  --------------  ----------------  -----------------
Ending units                                   5,350,434             6,597,464       7,751,361         3,315,995          1,557,073
                                        ================  ====================  ==============  ================  =================

                                                                                Government and
                                        Asset Allocation  Capital Appreciation   Quality Bond                     Natural Resources
                                           Portfolio           Portfolio           Portfolio    Growth Portfolio      Portfolio
                                           (Class 2)           (Class 2)           (Class 2)       (Class 2)          (Class 2)
                                        ----------------  --------------------  --------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)           $        110,374  $           (991,082) $    1,702,903  $       (340,302) $        (166,563)

 Net realized gains (losses)                    (421,586)            1,403,909         214,400        (2,081,066)        (1,314,870)

 Change in net unrealized appreciation
   (depreciation) of investments               1,601,103            11,628,559         719,525         6,370,597          3,937,365
                                        ----------------  --------------------  --------------  ----------------  -----------------
   Increase (decrease) in net
     assets from operations                    1,289,891            12,041,386       2,636,828         3,949,229          2,455,932
                                        ----------------  --------------------  --------------  ----------------  -----------------

From capital transactions:
 Net proceeds from units sold                      5,143               303,579         439,365           252,136             99,465
 Cost of units redeemed                       (2,238,193)          (10,501,099)    (15,358,582)       (4,852,296)        (3,055,084)
 Net transfers                                    61,442            (3,296,099)     (1,624,916)       (1,112,477)        (1,249,565)
 Contract maintenance charge                      (2,099)              (14,779)        (15,151)           (7,780)            (4,532)
                                        ----------------  --------------------  --------------  ----------------  -----------------
   Increase (decrease) in net
     assets from capital transactions         (2,173,707)          (13,508,398)    (16,559,284)       (5,720,417)        (4,209,716)
                                        ----------------  --------------------  --------------  ----------------  -----------------

Increase (decrease) in net assets               (883,816)           (1,467,012)    (13,922,456)       (1,771,188)        (1,753,784)
Net assets at beginning of period             12,952,662            68,526,327      84,762,472        36,875,488         22,331,708
                                        ----------------  --------------------  --------------  ----------------  -----------------
Net assets at end of period             $     12,068,846  $         67,059,315  $   70,840,016  $     35,104,300  $      20,577,924
                                        ================  ====================  ==============  ================  =================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                          200                 6,932          22,185             8,403              1,994
 Units redeemed                                  (92,000)             (234,552)       (786,578)         (162,307)           (61,772)
 Units transferred                                 2,720               (74,252)        (85,090)          (36,061)           (25,278)
                                        ----------------  --------------------  --------------  ----------------  -----------------
Increase (decrease) in units
 outstanding                                     (89,080)             (301,872)       (849,483)         (189,965)           (85,056)
Beginning units                                  534,495             1,599,362       4,464,526         1,255,422            440,030
                                        ----------------  --------------------  --------------  ----------------  -----------------
Ending units                                     445,415             1,297,490       3,615,043         1,065,457            354,974
                                        ================  ====================  ==============  ================  =================

  The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                                               Capital     Government and
                                           Asset Allocation  Appreciation   Quality Bond                     Natural Resources
                                              Portfolio       Portfolio      Portfolio     Growth Portfolio      Portfolio
                                              (Class 3)       (Class 3)      (Class 3)        (Class 3)          (Class 3)
                                           ----------------  ------------  --------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:

 Net investment income (loss)              $        205,413  $ (5,731,864) $   12,560,003  $     (1,498,676) $      (1,321,485)

 Net realized gains (losses)                     (1,576,437)   (4,607,558)      2,834,154       (10,826,603)        (7,428,339)
 Change in net unrealized appreciation
   (depreciation) of investments                  4,120,223    80,720,896       2,580,843        28,052,491         27,890,605
                                           ----------------  ------------  --------------  ----------------  -----------------
   Increase (decrease) in net assets from
    operations                                    2,749,199    70,381,474      17,975,000        15,727,212         19,140,781
                                           ----------------  ------------  --------------  ----------------  -----------------

From capital transactions:
 Net proceeds from units sold                     2,378,405    27,397,519      40,050,283         2,551,244          6,319,158
 Cost of units redeemed                          (3,297,352)  (39,368,925)    (79,777,748)      (16,584,957)       (15,895,133)
 Net transfers                                    1,400,926   (13,485,184)     38,262,749        (6,177,683)        (2,943,442)
 Contract maintenance charge                         (4,500)      (69,527)        (97,670)          (32,222)           (27,947)
                                           ----------------  ------------  --------------  ----------------  -----------------
   Increase (decrease) in net assets from
     capital transactions                           477,479   (25,526,117)     (1,562,386)      (20,243,618)       (12,547,364)
                                           ----------------  ------------  --------------  ----------------  -----------------

Increase (decrease) in net assets                 3,226,678    44,855,357      16,412,614        (4,516,406)         6,593,417
Net assets at beginning of period                22,884,366   354,705,982     598,222,501       143,954,599        150,922,682
                                           ----------------  ------------  --------------  ----------------  -----------------
Net assets at end of period                $     26,111,044  $399,561,339  $  614,635,115  $    139,438,193  $     157,516,099
                                           ================  ============  ==============  ================  =================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                         178,795     1,442,574       2,746,529           144,372            376,749
 Units redeemed                                    (132,976)     (931,330)     (4,184,086)         (572,685)          (343,408)
 Units transferred                                   71,892        44,111       2,393,217          (198,195)            13,857
                                           ----------------  ------------  --------------  ----------------  -----------------
Increase (decrease) in units outstanding            117,711       555,355         955,660          (626,508)            47,198
Beginning units                                     971,609     8,852,152      32,768,598         5,241,332          3,269,902
                                           ----------------  ------------  --------------  ----------------  -----------------
Ending units                                      1,089,320     9,407,507      33,724,258         4,614,824          3,317,100
                                           ================  ============  ==============  ================  =================

                                           Aggressive Growth  Alliance Growth                      Blue Chip Growth  Capital Growth
                                               Portfolio         Portfolio     Balanced Portfolio     Portfolio        Portfolio
                                               (Class 1)         (Class 1)          (Class 1)         (Class 1)        (Class 1)
                                           -----------------  ---------------  ------------------  ----------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:

 Net investment income (loss)              $        (455,943) $    (1,359,043) $          204,529  $       (110,128) $     (110,288)

 Net realized gains (losses)                      (2,414,734)      (9,684,755)         (2,030,008)          160,174         108,190
 Change in net unrealized appreciation
   (depreciation) of investments                   8,136,642       25,794,567           6,853,672           875,308         417,635
                                           -----------------  ---------------  ------------------  ----------------  --------------
   Increase (decrease) in net assets from
    operations                                     5,265,965       14,750,769           5,028,193           925,354         415,537
                                           -----------------  ---------------  ------------------  ----------------  --------------

From capital transactions:
 Net proceeds from units sold                        123,233          780,679             421,671            11,652          18,301
 Cost of units redeemed                           (3,855,761)     (26,623,729)         (7,095,158)       (1,337,537)       (885,624)
 Net transfers                                      (924,931)      (6,944,735)            312,740        (1,138,183)       (778,849)
 Contract maintenance charge                         (26,754)        (162,105)            (41,707)           (4,275)         (4,201)
                                           -----------------  ---------------  ------------------  ----------------  --------------
   Increase (decrease) in net assets from
     capital transactions                         (4,684,213)     (32,949,890)         (6,402,454)       (2,468,343)     (1,650,373)
                                           -----------------  ---------------  ------------------  ----------------  --------------

Increase (decrease) in net assets                    581,752      (18,199,121)         (1,374,261)       (1,542,989)     (1,234,836)
Net assets at beginning of period                 30,938,865      212,426,679          54,170,244         8,996,959       8,146,440
                                           -----------------  ---------------  ------------------  ----------------  --------------
Net assets at end of period                $      31,520,617  $   194,227,558  $       52,795,983  $      7,453,970  $    6,911,604
                                           =================  ===============  ==================  ================  ==============

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                           10,561           26,721              27,465             1,646           2,638
 Units redeemed                                     (334,855)        (904,048)           (463,386)         (229,207)       (130,714)
 Units transferred                                   (83,304)        (233,366)             20,171          (163,775)       (118,843)
                                           -----------------  ---------------  ------------------  ----------------  --------------
Increase (decrease) in units outstanding            (407,598)      (1,110,693)           (415,750)         (391,336)       (246,919)
Beginning units                                    2,788,887        7,055,815           3,636,635         1,542,759       1,168,646
                                           -----------------  ---------------  ------------------  ----------------  --------------
Ending units                                       2,381,289        5,945,122           3,220,885         1,151,423         921,727
                                           =================  ===============  ==================  ================  ==============

      The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                               Cash Management  Corporate Bond   Davis Venture    "Dogs" of Wall   Emerging Markets
                                                  Portfolio        Portfolio    Value Portfolio  Street Portfolio     Portfolio
                                                  (Class 1)        (Class 1)       (Class 1)         (Class 1)        (Class 1)
                                               ---------------  --------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                 $    (1,437,588) $    5,888,575  $    (4,097,983) $        252,787  $        (81,684)

  Net realized gains (losses)                       (2,961,591)      4,480,043       (5,447,075)       (1,317,599)      (15,404,398)
  Change in net unrealized appreciation
     (depreciation) of investments                   2,743,696         815,386       59,054,407         3,754,632        25,102,470
                                               ---------------  --------------  ---------------  ----------------  ----------------
     Increase (decrease) in net
        assets from operations                      (1,655,483)     11,184,004       49,509,349         2,689,820         9,616,388
                                               ---------------  --------------  ---------------  ----------------  ----------------

From capital transactions:
  Net proceeds from units sold                       3,076,148         746,339        1,678,533            61,911           228,896
  Cost of units redeemed                           (38,822,113)    (22,498,340)     (68,739,749)       (2,641,942)       (8,790,669)
  Net transfers                                     13,984,772         977,056      (26,625,669)        1,630,693          (315,375)
  Contract maintenance charge                          (72,631)        (45,221)        (305,467)          (13,002)          (30,059)
                                               ---------------  --------------  ---------------  ----------------  ----------------
     Increase (decrease) in net assets
        from capital transactions                  (21,833,824)    (20,820,166)     (93,992,352)         (962,340)       (8,907,207)
                                               ---------------  --------------  ---------------  ----------------  ----------------

Increase (decrease) in net assets                  (23,489,307)     (9,636,162)     (44,483,003)        1,727,480           709,181
Net assets at beginning of period                  106,567,407     127,454,013      560,675,687        19,185,423        69,854,315
                                               ---------------  --------------  ---------------  ----------------  ----------------
Net assets at end of period                    $    83,078,100  $  117,817,851  $   516,192,684  $     20,912,903  $     70,563,496
                                               ===============  ==============  ===============  ================  ================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                           229,676          32,850           52,656             5,460            11,924
  Units redeemed                                    (2,906,085)       (981,201)      (2,145,637)         (233,374)         (435,464)
  Units transferred                                  1,045,552          48,466         (830,510)          135,832           (49,178)
                                               ---------------  --------------  ---------------  ----------------  ----------------
Increase (decrease) in units outstanding            (1,630,857)       (899,885)      (2,923,491)          (92,082)         (472,718)
Beginning units                                      7,890,791       5,837,425       17,402,626         1,777,635         3,502,327
                                               ---------------  --------------  ---------------  ----------------  ----------------
Ending units                                         6,259,934       4,937,540       14,479,135         1,685,553         3,029,609
                                               ===============  ==============  ===============  ================  ================

                                                   Equity                                                             Growth
                                               Opportunities     Fundamental      Global Bond    Global Equities   Opportunities
                                                 Portfolio     Growth Portfolio     Portfolio       Portfolio        Portfolio
                                                 (Class 1)        (Class 1)         (Class 1)       (Class 1)        (Class 1)
                                               -------------   ----------------   ------------   ---------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                 $    (291,326)  $       (722,185)  $  1,452,895   $       101,639   $    (167,602)

  Net realized gains (losses)                     (3,267,173)        (2,987,071)     1,704,715           (53,535)       (229,726)
  Change in net unrealized appreciation
     (depreciation) of investments                 8,489,465         10,433,737       (636,446)        7,431,257       2,554,416
                                               -------------   ----------------   ------------   ---------------   -------------
     Increase (decrease) in net
        assets from operations                     4,930,966          6,724,481      2,521,164         7,479,361       2,157,088
                                               -------------   ----------------   ------------   ---------------   -------------

From capital transactions:
  Net proceeds from units sold                       125,300            293,912        235,936           283,235          59,084
  Cost of units redeemed                          (5,099,383)        (5,805,959)   (10,357,830)       (8,700,251)     (1,700,247)
  Net transfers                                   (1,178,923)        (1,703,754)     2,035,259        (1,998,965)      1,299,037
  Contract maintenance charge                        (21,755)           (41,638)       (19,566)          (39,561)         (5,832)
                                               -------------   ----------------   ------------   ---------------   -------------
     Increase (decrease) in net assets
        from capital transactions                 (6,174,761)        (7,257,439)    (8,106,201)      (10,455,542)       (347,958)
                                               -------------   ----------------   ------------   ---------------   -------------

Increase (decrease) in net assets                 (1,243,795)          (532,958)    (5,585,037)       (2,976,181)      1,809,130
Net assets at beginning of period                 36,813,569         50,737,315     60,695,476        68,658,954      10,714,078
                                               -------------   ----------------   ------------   ---------------   -------------
Net assets at end of period                    $  35,569,774   $     50,204,357   $ 55,110,439   $    65,682,773   $  12,523,208
                                               =============   ================   ============   ===============   =============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                           7,605             18,482         10,712            15,110          11,114
  Units redeemed                                    (305,830)          (369,966)      (469,961)         (461,583)       (318,338)
  Units transferred                                  (70,177)          (109,801)        90,203          (105,109)        209,732
                                               -------------   ----------------   ------------   ---------------   -------------
Increase (decrease) in units outstanding            (368,402)          (461,285)      (369,046)         (551,582)        (97,492)
Beginning units                                    2,272,164          3,252,503      2,805,022         3,656,933       2,146,854
                                               -------------   ----------------   ------------   ---------------   -------------
Ending units                                       1,903,762          2,791,218      2,435,976         3,105,351       2,049,362
                                               =============   ================   ============   ===============   =============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                                                               International      International
                                            Growth-Income   High-Yield Bond     Diversified         Growth and      Marsico Focused
                                              Portfolio        Portfolio     Equities Portfolio  Income Portfolio  Growth Portfolio
                                              (Class 1)        (Class 1)          (Class 1)          (Class 1)         (Class 1)
                                           ---------------  ---------------  ------------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)             $      (892,538) $     6,945,399  $        1,403,938  $      1,536,129  $       (196,937)

  Net realized gains (losses)                   (8,480,352)      (7,619,070)            996,692        (2,813,165)       (1,495,633)
  Change in net unrealized appreciation
    (depreciation) of investments               22,655,686       11,092,592             800,976         4,055,296         4,129,033
                                           ---------------  ---------------  ------------------  ----------------  ----------------
    Increase (decrease) in net
     assets from operations                     13,282,796       10,418,921           3,201,606         2,778,260         2,436,463
                                           ---------------  ---------------  ------------------  ----------------  ----------------

From capital transactions:
  Net proceeds from units sold                     483,001          742,917             304,992           233,055            27,206
  Cost of units redeemed                       (19,828,067)     (15,332,719)         (8,389,361)       (8,931,354)       (2,827,155)
  Net transfers                                 (5,196,390)        (640,675)         (1,862,422)       (2,792,049)         (988,461)
  Contract maintenance charge                     (103,157)         (34,014)            (28,972)          (34,120)           (8,524)
                                           ---------------  ---------------  ------------------  ----------------  ----------------
    Increase (decrease) in net assets
      from capital transactions                (24,644,613)     (15,264,491)         (9,975,763)      (11,524,468)       (3,796,934)
                                           ---------------  ---------------  ------------------  ----------------  ----------------

Increase (decrease) in net assets              (11,361,817)      (4,845,570)         (6,774,157)       (8,746,208)       (1,360,471)
Net assets at beginning of period              161,401,177       91,538,604          64,426,394        71,179,908        18,645,644
                                           ---------------  ---------------  ------------------  ----------------  ----------------
Net assets at end of period                $   150,039,360  $    86,693,034  $       57,652,237  $     62,433,700  $     17,285,173
                                           ===============  ===============  ==================  ================  ================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                        19,869           35,661              25,277            18,498             2,742
  Units redeemed                                  (826,258)        (739,725)           (691,388)         (702,534)         (268,396)
  Units transferred                               (220,283)         (45,287)           (168,994)         (220,607)          (95,484)
                                           ---------------  ---------------  ------------------  ----------------  ----------------
Increase (decrease) in units outstanding        (1,026,672)        (749,351)           (835,105)         (904,643)         (361,138)
Beginning units                                  6,654,865        4,656,578           5,137,601         5,364,931         1,822,557
                                           ---------------  ---------------  ------------------  ----------------  ----------------
Ending units                                     5,628,193        3,907,227           4,302,496         4,460,288         1,461,419
                                           ===============  ===============  ==================  ================  ================

                                                   MFS
                                              Massachusetts
                                             Investors Trust   MFS Total Return   Mid-Cap Growth    Real Estate     Technology
                                                Portfolio         Portfolio          Portfolio       Portfolio       Portfolio
                                                (Class 1)         (Class 1)          (Class 1)       (Class 1)       (Class 1)
                                             ---------------   ----------------   --------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)               $      (359,875)  $      2,455,720   $     (624,870)  $     124,808   $    (171,881)

  Net realized gains (losses)                       (115,723)        (3,965,308)      (2,072,183)     (6,071,847)       (659,731)
  Change in net unrealized appreciation
    (depreciation) of investments                  5,579,319         16,529,588       11,317,761      11,773,950       2,515,510
                                             ---------------   ----------------   --------------   -------------   -------------
    Increase (decrease) in net
     assets from operations                        5,103,721         15,020,000        8,620,708       5,826,911       1,683,898
                                             ---------------   ----------------   --------------   -------------   -------------

From capital transactions:
  Net proceeds from units sold                       244,043            555,063          202,902          87,331          56,689
  Cost of units redeemed                          (9,977,203)       (28,663,459)      (6,855,000)     (5,220,320)     (1,616,992)
  Net transfers                                   (1,219,771)        (6,760,196)          339,167        281,098      (1,105,553)
  Contract maintenance charge                        (38,040)           (93,985)         (27,047)        (17,016)         (5,673)
                                             ---------------   ----------------   --------------   -------------   -------------
    Increase (decrease) in net assets
      from capital transactions                  (10,990,971)       (34,962,577)      (6,339,978)     (4,868,907)     (2,671,529)
                                             ---------------   ----------------   --------------   -------------   -------------

Increase (decrease) in net assets                 (5,887,250)       (19,942,577)       2,280,730         958,004        (987,631)
Net assets at beginning of period                 66,226,571        205,782,136       43,422,346      35,267,388      12,983,385
                                             ---------------   ----------------   --------------   -------------   -------------
Net assets at end of period                  $    60,339,321   $    185,839,559   $   45,703,076   $  36,225,392   $  11,995,754
                                             ===============   ================   ==============   =============   =============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                          11,327             21,281           19,584           4,322          26,975
  Units redeemed                                    (474,597)        (1,105,388)        (674,531)       (254,316)       (761,709)
  Units transferred                                  (61,519)          (263,375)         (14,952)          5,989        (653,654)
                                             ---------------   ----------------   --------------   -------------   -------------
Increase (decrease) in units outstanding            (524,789)        (1,347,482)        (669,899)       (244,005)     (1,388,388)
Beginning units                                    3,136,517          8,051,986        4,479,793       1,874,898       6,314,247
                                             ---------------   ----------------   --------------   -------------   -------------
Ending units                                       2,611,728          6,704,504        3,809,894       1,630,893       4,925,859
                                             ===============   ================   ==============   =============   =============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                            Telecom Utility   Total Return   Aggressive Growth  Alliance Growth
                                               Portfolio     Bond Portfolio      Portfolio         Portfolio     Balanced Portfolio
                                              (Class 1)        (Class 1)         (Class 2)         (Class 2)         (Class 2)
                                            ---------------  --------------  -----------------  ---------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                     $214,382  $      951,655  $         (61,656) $      (246,406) $           19,057

  Net realized gains (losses)                     (486,026)         729,951           (114,055)       1,116,239             183,218
  Change in net unrealized appreciation
    (depreciation) of investments                 2,033,018       1,454,446            855,696        1,251,976             674,081
                                            ---------------  --------------  -----------------  ---------------  ------------------
    Increase (decrease) in net
       assets from operations                     1,761,374       3,136,052            679,985        2,121,809             876,356
                                            ---------------  --------------  -----------------  ---------------  ------------------

From capital transactions:
  Net proceeds from units sold                       41,067         516,314              9,127           52,695              36,614
  Cost of units redeemed                         (2,451,803)    (11,141,204)          (686,676)      (4,620,967)         (1,537,762)
  Net transfers                                    (728,186)     15,681,720            (13,550)      (1,298,009)             67,424
  Contract maintenance charge                        (9,407)        (28,262)            (1,222)          (8,879)             (2,946)
                                            ---------------  --------------  -----------------  ---------------  ------------------
    Increase (decrease) in net assets
       from capital transactions                 (3,148,329)      5,028,568           (692,321)      (5,875,160)         (1,436,670)
                                            ---------------  --------------  -----------------  ---------------  ------------------

Increase (decrease) in net assets                (1,386,955)      8,164,620            (12,336)      (3,753,351)           (560,314)
Net assets at beginning of period                18,344,257      65,207,913          4,144,577       32,274,906          10,026,950
                                            ---------------  --------------  -----------------  ---------------  ------------------
Net assets at end of period                 $    16,957,302  $   73,372,533  $       4,132,241  $    28,521,555  $        9,466,636
                                            ===============  ==============  =================  ===============  ==================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                          2,961          19,504                760            1,812               2,330
  Units redeemed                                   (169,056)       (423,999)           (60,524)        (157,732)           (100,892)
  Units transferred                                 (53,743)        596,073             (1,721)         (44,097)              3,644
                                            ---------------  --------------  -----------------  ---------------  ------------------
Increase (decrease) in units outstanding           (219,838)        191,578            (61,485)        (200,017)            (94,918)
Beginning units                                   1,265,801       2,577,207            378,666        1,084,271             671,755
                                            ---------------  --------------  -----------------  ---------------  ------------------
Ending units                                      1,045,963       2,768,785            317,181          884,254             576,837
                                            ===============  ==============  =================  ===============  ==================

                                            Blue Chip Growth  Capital Growth  Cash Management  Corporate Bond   Davis Venture
                                                Portfolio        Portfolio       Portfolio        Portfolio    Value Portfolio
                                                (Class 2)        (Class 2)       (Class 2)        (Class 2)       (Class 2)
                                            ----------------  --------------  ---------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)              $        (58,816) $      (39,875) $      (468,615) $    1,829,463  $      (798,896)

  Net realized gains (losses)                         67,952         123,217         (812,764)      1,624,722         (122,642)
  Change in net unrealized appreciation
    (depreciation) of investments                    391,657          82,440          696,666         113,182        8,796,209
                                            ----------------  --------------  ---------------  --------------  ---------------
    Increase (decrease) in net
       assets from operations                        400,793         165,782         (584,713)      3,567,367        7,874,671
                                            ----------------  --------------  ---------------  --------------  ---------------

From capital transactions:
  Net proceeds from units sold                         2,830           4,947          378,000          91,443          188,786
  Cost of units redeemed                            (642,838)       (462,681)     (13,879,456)     (8,204,000)     (13,730,207)
  Net transfers                                       81,539        (169,441)       5,029,222         424,121       (2,803,808)
  Contract maintenance charge                         (1,250)           (743)          (8,388)         (6,210)         (20,379)
                                            ----------------  --------------  ---------------  --------------  ---------------
    Increase (decrease) in net assets
       from capital transactions                    (559,719)       (627,918)      (8,480,622)     (7,694,646)     (16,365,608)
                                            ----------------  --------------  ---------------  --------------  ---------------

Increase (decrease) in net assets                   (158,926)       (462,136)      (9,065,335)     (4,127,279)      (8,490,937)
Net assets at beginning of period                  4,515,802       2,785,753       34,903,610      42,571,679       92,523,475
                                            ----------------  --------------  ---------------  --------------  ---------------
Net assets at end of period                 $      4,356,876  $    2,323,617  $    25,838,275  $   38,444,400  $    84,032,538
                                            ================  ==============  ===============  ==============  ===============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                             512             684           28,859           4,022            5,841
  Units redeemed                                    (114,225)        (67,182)      (1,051,318)       (361,705)        (427,192)
  Units transferred                                   12,340         (23,884)         380,269          17,180          (88,439)
                                            ----------------  --------------  ---------------  --------------  ---------------
Increase (decrease) in units outstanding            (101,373)        (90,382)        (642,190)       (340,503)        (509,790)
Beginning units                                      792,233         405,486        2,618,132       1,979,008        2,890,453
                                            ----------------  --------------  ---------------  --------------  ---------------
Ending units                                         690,860         315,104        1,975,942       1,638,505        2,380,663
                                            ================  ==============  ===============  ==============  ===============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                                                                        Equity
                                                  "Dogs" of Wall   Emerging Markets  Opportunities  Foreign Value     Fundamental
                                                 Street Portfolio     Portfolio        Portfolio      Portfolio    Growth Portfolio
                                                    (Class 2)         (Class 2)        (Class 2)      (Class 2)        (Class 2)
                                                 ----------------  ----------------  -------------  -------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                   $         68,950  $        (36,610) $     (72,995) $      84,970  $        (50,561)

  Net realized gains (losses)                            (668,080)         (262,678)      (880,211)      (390,510)           29,704
  Change in net unrealized appreciation
    (depreciation) of investments                       1,523,373         2,061,784      1,942,485        468,392           434,323
                                                 ----------------  ----------------  -------------  -------------  ----------------
    Increase (decrease) in net
       assets from operations                             924,243         1,762,496        989,279        162,852           413,466
                                                 ----------------  ----------------  -------------  -------------  ----------------

From capital transactions:
  Net proceeds from units sold                              2,288            29,528         12,828        179,625             2,490
  Cost of units redeemed                               (1,306,379)       (2,059,143)    (1,477,728)    (5,587,517)         (606,117)
  Net transfers                                           (64,874)          168,004       (202,588)      (404,431)           85,532
  Contract maintenance charge                              (1,984)           (2,879)        (2,099)        (7,374)           (1,020)
                                                 ----------------  ----------------  -------------  -------------  ----------------
    Increase (decrease) in net assets
       from capital transactions                       (1,370,949)       (1,864,490)    (1,669,587)    (5,819,697)         (519,115)
                                                 ----------------  ----------------  -------------  -------------  ----------------

Increase (decrease) in net assets                        (446,706)         (101,994)      (680,308)    (5,656,845)         (105,649)
Net assets at beginning of period                       7,348,853        12,935,073      7,683,010     40,616,081         3,428,999
                                                 ----------------  ----------------  -------------  -------------  ----------------
Net assets at end of period                      $      6,902,147  $     12,833,079  $   7,002,702  $  34,959,236  $      3,323,350
                                                 ================  ================  =============  =============  ================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                                  202            1,390             767         11,434               157
  Units redeemed                                         (118,047)        (103,261)        (89,014)      (348,730)          (40,161)
  Units transferred                                        (7,591)            4,263        (11,904)       (31,456)            4,998
                                                 ----------------  ----------------  -------------  -------------  ----------------
Increase (decrease) in units outstanding                 (125,436)          (97,608)      (100,151)      (368,752)          (35,006)
Beginning units                                           690,646           659,530        481,438      2,430,323           222,395
                                                 ----------------  ----------------  -------------  -------------  ----------------
Ending units                                              565,210           561,922        381,287      2,061,571           187,389
                                                 ================  ================  =============  =============  ================

                                                                                    Growth
                                                  Global Bond   Global Equities  Opportunities  Growth-Income  High-Yield Bond
                                                   Portfolio       Portfolio       Portfolio      Portfolio       Portfolio
                                                   (Class 2)       (Class 2)       (Class 2)      (Class 2)       (Class 2)
                                                 -------------  ---------------  -------------  -------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                   $     364,358  $         1,350  $     (71,039) $     (81,412) $     1,532,408

  Net realized gains (losses)                          489,144           81,173        189,449       (302,572)          84,027
  Change in net unrealized appreciation
    (depreciation) of investments                     (202,308)         798,756        819,418      1,276,154          763,875
                                                 -------------  ---------------  -------------  -------------  ---------------
    Increase (decrease) in net
       assets from operations                          651,194          881,279        937,828        892,170        2,380,310
                                                 -------------  ---------------  -------------  -------------  ---------------

From capital transactions:
  Net proceeds from units sold                          60,154           14,675          9,554         11,111           23,144
  Cost of units redeemed                            (2,911,060)      (1,123,583)      (711,501)    (1,499,420)      (4,699,500)
  Net transfers                                        729,861          264,380         79,480       (338,144)        (635,027)
  Contract maintenance charge                           (2,106)          (1,715)        (1,050)        (3,418)          (3,335)
                                                 -------------  ---------------  -------------  -------------  ---------------
    Increase (decrease) in net assets
       from capital transactions                    (2,123,151)        (846,243)      (623,517)    (1,829,871)      (5,314,718)
                                                 -------------  ---------------  -------------  -------------  ---------------

Increase (decrease) in net assets                   (1,471,957)          35,036        314,311       (937,701)      (2,934,408)
Net assets at beginning of period                   16,169,165        7,833,355      4,632,616     11,325,724       22,246,264
                                                 -------------  ---------------  -------------  -------------  ---------------
Net assets at end of period                      $  14,697,208  $     7,868,391  $   4,946,927  $  10,388,023  $    19,311,856
                                                 =============  ===============  =============  =============  ===============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                             2,768              796          1,839            443            1,116
  Units redeemed                                      (133,601)         (59,752)      (133,514)       (63,095)        (230,475)
  Units transferred                                     32,584           13,960         12,773        (13,782)         (34,918)
                                                 -------------  ---------------  -------------  -------------  ---------------
Increase (decrease) in units outstanding               (98,249)         (44,996)      (118,902)       (76,434)        (264,277)
Beginning units                                        754,806          421,316        941,439        469,037        1,150,553
                                                 -------------  ---------------  -------------  -------------  ---------------
Ending units                                           656,557          376,320        822,537        392,603          886,276
                                                 =============  ===============  =============  =============  ===============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                           International       International                     MFS Massachusetts
                                            Diversified         Growth and      Marsico Focused   Investors Trust   MFS Total Return
                                         Equities Portfolio  Income Portfolio  Growth Portfolio     Portfolio         Portfolio
                                             (Class 2)           (Class 2)         (Class 2)         (Class 2)         (Class 2)
                                         ------------------  ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $          629,181  $        267,757  $       (238,890) $        (101,459) $       665,485

  Net realized gains (losses)                       313,207        (1,266,488)         (854,488)           790,841       (1,393,584)
  Change in net unrealized appreciation
    (depreciation) of investments                   635,557         1,502,236         3,730,169            471,344        5,275,927
                                         ------------------  ----------------  ----------------  -----------------  ---------------
    Increase (decrease) in net
       assets from operations                     1,577,945           503,505         2,636,791          1,160,726        4,547,828
                                         ------------------  ----------------  ----------------  -----------------  ---------------

From capital transactions:
  Net proceeds from units sold                      109,531            23,251            31,197             62,756          247,942
  Cost of units redeemed                         (3,706,202)       (2,162,641)       (2,950,677)        (2,069,304)     (10,240,019)
  Net transfers                                    (496,682)           24,516          (908,356)          (261,752)        (438,208)
  Contract maintenance charge                        (6,268)           (2,570)           (3,502)            (3,076)         (14,473)
                                         ------------------  ----------------  ----------------  -----------------  ---------------
    Increase (decrease) in net assets
       from capital transactions                 (4,099,621)       (2,117,444)       (3,831,338)        (2,271,376)     (10,444,758)
                                         ------------------  ----------------  ----------------  -----------------  ---------------

Increase (decrease) in net assets                (2,521,676)       (1,613,939)       (1,194,547)        (1,110,650)      (5,896,930)
Net assets at beginning of period                30,021,823        13,799,411        20,351,645         14,828,965       63,751,431
                                         ------------------  ----------------  ----------------  -----------------  ---------------
Net assets at end of period              $       27,500,147       $12,185,472  $     19,157,098  $      13,718,315  $    57,854,501
                                         ==================  ================  ================  =================  ===============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                          8,903             1,833             3,068              2,998            9,716
  Units redeemed                                   (307,564)         (170,888)         (284,473)           (98,636)        (394,943)
  Units transferred                                 (44,107)              474           (90,564)           (13,299)         (18,098)
                                         ------------------  ----------------  ----------------  -----------------  ---------------
Increase (decrease) in units
  outstanding                                      (342,768)         (168,581)         (371,969)          (108,937)        (403,325)
Beginning units                                   2,427,191         1,046,103         2,015,612            708,044        2,504,856
                                         ------------------  ----------------  ----------------  -----------------  ---------------
Ending units                                      2,084,423           877,522         1,643,643            599,107        2,101,531
                                         ==================  ================  ================  =================  ===============

                                         Mid-Cap Growth   Real Estate   Small & Mid Cap   Technology    Telecom Utility
                                           Portfolio       Portfolio    Value Portfolio    Portfolio       Portfolio
                                           (Class 2)       (Class 2)      (Class 2)        (Class 2)       (Class 2)
                                         --------------  -------------  ---------------  -------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $     (316,140) $      15,060  $      (349,970) $     (63,124) $        26,110

  Net realized gains (losses)                   809,515     (1,936,133)          53,168        145,426         (192,303)
  Change in net unrealized appreciation
    (depreciation) of investments             3,818,638      3,724,930        6,002,684        571,733          422,985
                                         --------------  -------------  ---------------  -------------  ---------------
    Increase (decrease) in net
       assets from operations                 4,312,013      1,803,857        5,705,882        654,035          256,792
                                         --------------  -------------  ---------------  -------------  ---------------

From capital transactions:
  Net proceeds from units sold                   28,669         23,637          132,656          7,402            1,178
  Cost of units redeemed                     (2,991,158)    (1,818,468)      (4,311,209)      (710,094)        (640,576)
  Net transfers                                (240,148)       470,116         (381,981)       (12,275)         (55,591)
  Contract maintenance charge                    (5,668)        (2,737)          (5,468)        (1,323)            (833)
                                         --------------  -------------  ---------------  -------------  ---------------
    Increase (decrease) in net assets
       from capital transactions             (3,208,305)    (1,327,452)      (4,566,002)      (716,290)        (695,822)
                                         --------------  -------------  ---------------  -------------  ---------------

Increase (decrease) in net assets             1,103,708        476,405        1,139,880        (62,255)        (439,030)
Net assets at beginning of period            20,869,437     10,789,261       26,447,744      4,258,272        2,902,835
                                         --------------  -------------  ---------------  -------------  ---------------
Net assets at end of period              $   21,973,145  $  11,265,666  $    27,587,624  $   4,196,017  $     2,463,805
                                         ==============  =============  ===============  =============  ===============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                      2,841          1,160            7,396          3,463               80
  Units redeemed                               (293,854)       (90,767)        (239,898)      (335,066)         (45,117)
  Units transferred                             (25,573)        23,169          (18,949)       (18,486)          (3,914)
                                         --------------  -------------  ---------------  -------------  ---------------
Increase (decrease) in units
  outstanding                                  (316,586)       (66,438)        (251,451)      (350,089)         (48,951)
Beginning units                               2,160,082        582,785        1,604,202      2,103,021          204,034
                                         --------------  -------------  ---------------  -------------  ---------------
Ending units                                  1,843,496        516,347        1,352,751      1,752,932          155,083
                                         ==============  =============  ===============  =============  ===============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                                                                                  American Funds   American Funds
                                           Total Return Bond     Aggressive     Alliance Growth  Asset Allocation   Global Growth
                                               Portfolio      Growth Portfolio     Portfolio      SAST Portfolio   SAST Portfolio
                                               (Class 2)          (Class 3)        (Class 3)         (Class 3)        (Class 3)
                                           -----------------  ----------------  ---------------  ----------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)             $         261,154  $       (197,373) $    (1,263,933) $       (126,280) $   (1,509,614)

  Net realized gains (losses)                      1,200,857        (1,179,007)       1,522,817          (968,232)     (2,286,452)
  Change in net unrealized appreciation
    (depreciation) of investments                   (329,830)        3,610,621        9,756,609         7,588,394      26,394,978
                                           -----------------  ----------------  ---------------  ----------------  --------------
    Increase (decrease) in net
       assets from operations                      1,132,181         2,234,241       10,015,493         6,493,882      22,598,912
                                           -----------------  ----------------  ---------------  ----------------  --------------

From capital transactions:
  Net proceeds from units sold                       247,388         2,237,043        2,214,492        16,117,947      68,341,177
  Cost of units redeemed                          (4,422,609)       (1,315,240)     (15,636,515)       (2,781,257)     (8,889,876)
  Net transfers                                    3,735,593           663,787       (5,318,865)        9,040,037      27,129,264
  Contract maintenance charge                         (2,542)           (3,280)         (33,637)           (5,394)        (18,059)
                                           -----------------  ----------------  ---------------  ----------------  --------------
    Increase (decrease) in net assets
       from capital transactions                   (442,170)         1,582,310      (18,774,525)       22,371,333      86,562,506
                                           -----------------  ----------------  ---------------  ----------------  --------------

Increase (decrease) in net assets                    690,011         3,816,551       (8,759,032)       28,865,215     109,161,418
Net assets at beginning of period                 22,293,889        11,314,343      142,097,641        44,109,234     139,541,556
                                           -----------------  ----------------  ---------------  ----------------  --------------
Net assets at end of period                $      22,983,900  $     15,130,894  $   133,338,609  $     72,974,449  $  248,702,974
                                           =================  ================  ===============  ================  ==============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                           9,581           245,218          117,618         1,713,659       6,666,694
  Units redeemed                                    (170,337)         (117,018)        (546,045)         (293,802)       (868,501)
  Units transferred                                  148,147            54,452         (178,447)          973,906       2,703,799
                                           -----------------  ----------------  ---------------  ----------------  --------------
Increase (decrease) in units outstanding             (12,609)          182,652         (606,874)        2,393,763       8,501,992
Beginning units                                      894,912         1,056,984        4,922,220         4,783,166      13,647,633
                                           -----------------  ----------------  ---------------  ----------------  --------------
Ending units                                         882,303         1,239,636        4,315,346         7,176,929      22,149,625
                                           =================  ================  ===============  ================  ==============

                                           American Funds  American Funds
                                            Growth SAST     Growth-Income                       Blue Chip Growth  Capital Growth
                                             Portfolio      SAST Portfolio  Balanced Portfolio     Portfolio        Portfolio
                                             (Class 3)        (Class 3)          (Class 3)         (Class 3)        (Class 3)
                                           --------------  ---------------  ------------------  ----------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)             $   (2,247,618) $      (809,648) $           55,945  $       (398,999) $     (772,234)

  Net realized gains (losses)                  (5,722,879)      (4,762,165)           (220,241)          137,790      (2,068,773)
  Change in net unrealized appreciation
    (depreciation) of investments              36,162,789       20,730,552           2,207,363         4,363,275       6,397,770
                                           --------------  ---------------  ------------------  ----------------  --------------
    Increase (decrease) in net
       assets from operations                  28,192,292       15,158,739           2,043,067         4,102,066       3,556,763
                                           --------------  ---------------  ------------------  ----------------  --------------

From capital transactions:
  Net proceeds from units sold                 30,318,091       16,217,551           4,547,326        15,730,738         290,045
  Cost of units redeemed                       (8,605,534)      (8,782,255)         (2,635,572)       (1,986,618)     (3,226,916)
  Net transfers                                 2,968,784        2,930,279           3,792,306         6,883,394        (139,271)
  Contract maintenance charge                     (19,383)         (19,808)             (3,797)           (3,149)         (8,013)
                                           --------------  ---------------  ------------------  ----------------  --------------
    Increase (decrease) in net assets
       from capital transactions               24,661,958       10,345,767           5,700,263        20,624,365      (3,084,155)
                                           --------------  ---------------  ------------------  ----------------  --------------

Increase (decrease) in net assets              52,854,250       25,504,506           7,743,330        24,726,431         472,608
Net assets at beginning of period             149,351,933      146,800,095          17,878,194        17,219,970      49,854,080
                                           --------------  ---------------  ------------------  ----------------  --------------
Net assets at end of period                $  202,206,183  $   172,304,601  $       25,621,524  $     41,946,401  $   50,326,688
                                           ==============  ===============  ==================  ================  ==============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                    3,305,845        1,867,772             380,371         2,199,486          40,157
  Units redeemed                                 (942,762)      (1,023,844)           (174,966)         (313,632)       (480,877)
  Units transferred                               401,101          403,300             262,869         1,032,665          13,872
                                           --------------  ---------------  ------------------  ----------------  --------------
Increase (decrease) in units outstanding        2,764,184        1,247,228             468,274         2,918,519        (426,848)
Beginning units                                16,955,375       17,222,295           1,237,281         2,912,641       7,199,601
                                           --------------  ---------------  ------------------  ----------------  --------------
Ending units                                   19,719,559       18,469,523           1,705,555         5,831,160       6,772,753
                                           ==============  ===============  ==================  ================  ==============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                           Cash Management  Corporate Bond   Davis Venture    "Dogs" of Wall   Emerging Markets
                                              Portfolio       Portfolio     Value Portfolio  Street Portfolio     Portfolio
                                              (Class 3)        (Class 3)       (Class 3)         (Class 3)        (Class 3)
                                           ---------------  --------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)             $    (3,241,865) $   23,098,884      $(4,817,599) $        196,105  $       (484,917)

  Net realized gains (losses)                   (7,033,894)     10,602,012      (17,488,881)       (1,985,164)      (30,957,978)
  Change in net unrealized appreciation
    (depreciation) of investments                6,050,245       7,000,147       69,415,711         4,029,461        54,223,313
                                           ---------------  --------------  ---------------  ----------------  ----------------
    Increase (decrease) in net
       assets from operations                   (4,225,514)     40,701,043       47,109,231         2,240,402        22,780,418
                                           ---------------  --------------  ---------------  ----------------  ----------------

From capital transactions:
  Net proceeds from units sold                  23,444,169      50,308,584       38,359,500         3,390,214        14,691,088
  Cost of units redeemed                       (95,184,359)    (50,224,820)     (47,416,702)       (1,470,435)      (13,241,310)
  Net transfers                                 20,884,448      30,443,789          (24,568)        5,234,844         3,753,700
  Contract maintenance charge                      (42,487)        (70,509)         (87,417)           (2,481)          (24,753)
                                           ---------------  --------------  ---------------  ----------------  ----------------
    Increase (decrease) in net assets
       from capital transactions               (50,898,229)     30,457,044       (9,169,187)        7,152,142         5,178,725
                                           ---------------  --------------  ---------------  ----------------  ----------------

Increase (decrease) in net assets              (55,123,743)     71,158,087       37,940,044         9,392,544        27,959,143
Net assets at beginning of period              236,878,333     459,737,070      471,246,641        12,612,965       138,954,707
                                           ---------------  --------------  ---------------  ----------------  ----------------
Net assets at end of period                $   181,754,590  $  530,895,157  $   509,186,685       $22,005,509  $    166,913,850
                                           ===============  ==============  ===============  ================  ================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                     2,069,765       2,959,736        2,666,606           329,350           946,719
  Units redeemed                                (7,337,086)     (2,295,952)      (1,564,630)         (132,881)         (682,798)
  Units transferred                              1,563,134       1,736,909          653,024           470,062           245,932
                                           ---------------  --------------  ---------------  ----------------  ----------------
Increase (decrease) in units outstanding        (3,704,187)      2,400,693        1,755,000           666,531           509,853
Beginning units                                 18,042,688      22,342,572       15,849,454         1,203,938         7,359,645
                                           ---------------  --------------  ---------------  ----------------  ----------------
Ending units                                    14,338,501      24,743,265       17,604,454         1,870,469         7,869,498
                                           ===============  ==============  ===============  ================  ================

                                                Equity
                                             Opportunities  Foreign Value    Fundamental      Global Bond   Global Equities
                                               Portfolio      Portfolio    Growth Portfolio    Portfolio       Portfolio
                                               (Class 3)      (Class 3)       (Class 3)        (Class 3)       (Class 3)
                                             -------------  -------------  ----------------  -------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)               $    (353,241) $   1,143,630  $     (1,236,048) $   3,431,758  $       (11,579)

  Net realized gains (losses)                   (3,957,375)    (7,263,986)       (3,243,549)     3,283,192         (486,461)
  Change in net unrealized appreciation
    (depreciation) of investments                8,637,813     14,919,696        15,660,740     (1,330,768)       3,187,811
                                             -------------  -------------  ----------------  -------------  ---------------
    Increase (decrease) in net
       assets from operations                    4,327,197      8,799,340        11,181,143      5,384,182        2,689,771
                                             -------------  -------------  ----------------  -------------  ---------------

From capital transactions:
  Net proceeds from units sold                     966,011     66,669,883           920,894     19,864,445        3,042,021
  Cost of units redeemed                        (5,449,267)   (31,547,416)       (4,719,303)   (14,776,618)      (2,579,536)
  Net transfers                                 (1,154,196)    33,079,329        (3,465,401)    14,174,367        1,820,687
  Contract maintenance charge                       (6,221)      (60,981)           (12,623)       (15,810)          (3,372)
                                             -------------  -------------  ----------------  -------------  ---------------
    Increase (decrease) in net assets
       from capital transactions                (5,643,673)    68,140,815        (7,276,433)    19,246,384        2,279,800
                                             -------------  -------------  ----------------  -------------  ---------------

Increase (decrease) in net assets               (1,316,476)    76,940,155         3,904,710     24,630,566        4,969,571
Net assets at beginning of period               32,677,771    311,034,623        77,863,955    130,721,653       21,171,000
                                             -------------  -------------  ----------------  -------------  ---------------
Net assets at end of period                  $  31,361,295  $ 387,974,778  $     81,768,665  $ 155,352,219  $    26,140,571
                                             =============  =============  ================  =============  ===============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                        92,163      5,681,594            80,671      1,249,014          259,389
  Units redeemed                                  (332,259)    (2,061,468)         (318,459)      (705,160)        (143,046)
  Units transferred                                (67,431)     2,909,450          (198,722)       844,006          113,940
                                             -------------  -------------  ----------------  -------------  ---------------
Increase (decrease) in units outstanding          (307,527)     6,529,576          (436,510)     1,387,860          230,283
Beginning units                                  2,079,729     19,373,532         5,370,746      6,438,287        1,216,039
                                             -------------  -------------  ----------------  -------------  ---------------
Ending units                                     1,772,202     25,903,108         4,934,236      7,826,147        1,446,322
                                             =============  =============  ================  =============  ===============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                              Growth                                           International       International
                                          Opportunities   Growth-Income   High-Yield Bond  Diversified Equities  Growth and Income
                                            Portfolio       Portfolio        Portfolio          Portfolio             Portfolio
                                            (Class 3)       (Class 3)        (Class 3)          (Class 3)             (Class 3)
                                          --------------  --------------  ---------------  --------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)           $   (1,269,883) $     (112,946) $     8,129,200  $          4,367,019  $       4,620,426

   Net realized gains (losses)                   352,636        (879,858)       3,158,078               145,759        (25,400,928)
   Change in net unrealized appreciation
    (depreciation) of investments             18,932,017       2,292,934           42,420             7,516,926         32,330,570
                                          --------------  --------------  ---------------  --------------------  -----------------
    Increase (decrease) in net assets
      from operations                         18,014,770       1,300,130       11,329,698            12,029,704         11,550,068
                                          --------------  --------------  ---------------  --------------------  -----------------

From capital transactions:
   Net proceeds from units sold               26,148,388       1,719,587        9,407,090             4,845,742          3,119,483
   Cost of units redeemed                     (4,973,921)     (1,520,961)     (14,813,492)          (19,792,601)       (15,388,213)
   Net transfers                               4,563,790         (31,020)      (2,646,959)           (2,055,868)         1,926,030
   Contract maintenance charge                    (9,654)         (3,065)         (13,179)              (46,115)           (34,174)
                                          --------------  --------------  ---------------  --------------------  -----------------
    Increase (decrease) in net assets
      from capital transactions               25,728,603         164,541       (8,066,540)          (17,048,842)       (10,376,874)
                                          --------------  --------------  ---------------  --------------------  -----------------

Increase (decrease) in net assets             43,743,373       1,464,671        3,263,158           (5,019,138)          1,173,194
Net assets at beginning of period             63,797,232      13,677,065       96,956,685           209,558,687        214,161,986
                                          --------------  --------------  ---------------  --------------------  -----------------
Net assets at end of period               $  107,540,605   $  15,141,736  $   100,219,843  $        204,539,549  $     215,335,180
                                          ==============  ==============  ===============  ====================  =================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                  3,888,310         142,672          727,121               449,236            305,936
   Units redeemed                              (910,228)         (65,153)        (752,847)           (1,668,219)        (1,256,639)
   Units transferred                             554,908           4,708         (101,915)             (155,985)           285,488
                                          --------------  --------------  ---------------  --------------------  -----------------
Increase (decrease) in units outstanding       3,532,990          82,227         (127,641)           (1,374,968)          (665,215)
Beginning units                               12,605,872         598,674        5,240,017            17,247,631         17,071,094
                                          --------------  --------------  ---------------  --------------------  -----------------
Ending units                                  16,138,862         680,901        5,112,376            15,872,663         16,405,879
                                          ==============  ==============  ===============  ====================  =================

                                                            MFS Massachusetts
                                          Marsico Focused   Investors Trust    MFS Total Return  Mid-Cap Growth    Real Estate
                                          Growth Portfolio      Portfolio          Portfolio        Portfolio       Portfolio
                                             (Class 3)          (Class 3)          (Class 3)        (Class 3)       (Class 3)
                                          ----------------  -----------------  ----------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)           $       (580,033) $        (787,310) $      2,288,155  $   (1,098,207) $      247,152

   Net realized gains (losses)                  (2,435,552)         1,072,699        (9,202,437)      1,786,831     (18,995,112)
   Change in net unrealized appreciation
    (depreciation) of investments               10,179,956         12,075,025        23,297,126      14,785,226      43,752,723
                                          ----------------  -----------------  ----------------  --------------  --------------
    Increase (decrease) in net assets
       from operations                           7,164,371         12,360,414        16,382,844      15,473,850      25,004,763
                                          ----------------  -----------------  ----------------  --------------  --------------

From capital transactions:
   Net proceeds from units sold                 11,779,581         37,050,286         9,441,262      11,590,449      25,370,628
   Cost of units redeemed                       (3,170,248)        (8,353,913)      (30,398,475)     (7,813,532)    (11,662,396)
   Net transfers                                 4,524,975         16,497,550         2,851,703       1,246,211       7,558,176
   Contract maintenance charge                      (5,393)           (13,055)          (41,164)        (14,571)        (25,314)
                                          ----------------  -----------------  ----------------  --------------  --------------
    Increase (decrease) in net assets
       from capital transactions                13,128,915         45,180,868       (18,146,674)      5,008,557      21,241,094
                                          ----------------  -----------------  ----------------  --------------  --------------

Increase (decrease) in net assets               20,293,286         57,541,282        (1,763,830)     20,482,407      46,245,857
Net assets at beginning of period               36,073,909         89,091,011       219,873,060      63,773,990     137,825,012
                                          ----------------  -----------------  ----------------  --------------  --------------
Net assets at end of period               $     56,367,195  $     146,632,293  $    218,109,230  $   84,256,397  $  184,070,869
                                          ================  =================  ================  ==============  ==============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    1,177,649          2,687,667           648,496       1,122,951       2,238,345
   Units redeemed                                 (307,935)          (440,389)       (1,191,903)       (772,131)       (645,589)
   Units transferred                               474,919          1,260,998           169,684         119,116         791,358
                                          ----------------  -----------------  ----------------  --------------  --------------
Increase (decrease) in units outstanding         1,344,633          3,508,276          (373,723)        469,936       2,384,114
Beginning units                                  3,632,045          4,701,819         8,926,199       6,660,269       8,379,425
                                          ----------------  -----------------  ----------------  --------------  --------------
Ending units                                     4,976,678          8,210,095         8,552,476       7,130,205      10,763,539
                                          ================  =================  ================  ==============  ==============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                          Small & Mid Cap    Small Company     Technology     Telecom Utility   Total Return Bond
                                          Value Portfolio   Value Portfolio     Portfolio        Portfolio          Portfolio
                                             (Class 3)         (Class 3)        (Class 3)        (Class 3)          (Class 3)
                                          ---------------   ---------------   -------------   ---------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)           $    (4,767,881)  $    (1,196,945)  $    (339,193)  $       103,789   $       3,890,455

   Net realized gains (losses)                 (2,811,100)       (2,243,571)     (1,452,139)         (110,783)          5,302,602
   Change in net unrealized appreciation
    (depreciation) of investments              84,457,372        29,949,214       5,004,093         1,011,391            (592,821)
                                          ---------------   ---------------   -------------   ---------------   -----------------
    Increase (decrease) in net assets
      from operations                          76,878,391        26,508,698       3,212,761         1,004,397           8,600,236
                                          ---------------   ---------------   -------------   ---------------   -----------------

From capital transactions:
   Net proceeds from units sold                50,569,029        27,136,807       1,083,889         1,383,006         114,184,439
   Cost of units redeemed                     (32,348,303)       (6,656,103)     (3,843,423)       (1,002,691)        (17,444,707)
   Net transfers                                5,844,991            (8,438)      1,000,479             3,914          83,490,170
   Contract maintenance charge                    (61,017)          (13,938)         (4,060)           (1,320)            (21,212)
                                          ---------------   ---------------   -------------   ---------------   -----------------
    Increase (decrease) in net assets
      from capital transactions                24,004,700        20,458,328      (1,763,115)          382,909         180,208,690
                                          ---------------   ---------------   -------------   ---------------   -----------------

Increase (decrease) in net assets             100,883,091        46,967,026       1,449,646         1,387,306         188,808,926
Net assets at beginning of period             302,277,240        89,250,212      20,975,066         8,697,071         194,108,866
                                          ---------------   ---------------   -------------   ---------------   -----------------
Net assets at end of period               $   403,160,331   $   136,217,238   $  22,424,712   $    10,084,377   $     382,917,792
                                          ===============   ===============   =============   ===============   =================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   3,654,120         3,098,927         292,959           110,410           6,713,325
   Units redeemed                              (1,860,511)         (787,454)     (1,864,250)          (70,871)           (779,578)
   Units transferred                              772,394           120,711         285,124              (634)          4,331,591
                                          ---------------   ---------------   -------------   ---------------   -----------------
Increase (decrease) in units outstanding        2,566,003         2,432,184      (1,286,167)           38,905          10,265,338
Beginning units                                19,141,352        11,356,383      10,306,892           624,975           8,830,184
                                          ---------------   ---------------   -------------   ---------------   -----------------
Ending units                                   21,707,355        13,788,567       9,020,725           663,880          19,095,522
                                          ===============   ===============   =============   ===============   =================

                                                                                   Invesco Van
                                              Invesco Van        Invesco Van        Kampen V.I.       Diversified
                                              Kampen V.I.        Kampen V.I.     Growth and Income   International   Equity Income
                                          Capital Growth Fund   Comstock Fund           Fund            Account         Account
                                              (Series II)        (Series II)        (Series II)        (Class 1)       (Class 1)
                                          -------------------   --------------   -----------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)           $          (364,525)  $   (3,560,532)  $      (6,434,856)  $        (188)  $     429,800

   Net realized gains (losses)                      1,390,207       (6,679,978)         (5,560,193)       (702,357)       (661,486)
   Change in net unrealized appreciation
    (depreciation) of investments                   2,568,982       44,596,271          59,241,392         950,617       3,653,853
                                          -------------------   --------------   -----------------   -------------   -------------
    Increase (decrease) in net assets
      from operations                               3,594,664       34,355,761          47,246,343         248,072       3,422,167
                                          -------------------   --------------   -----------------   -------------   -------------

From capital transactions:
   Net proceeds from units sold                     1,444,848       38,302,060          46,822,162           8,957           5,250
   Cost of units redeemed                          (3,884,714)     (29,367,210)        (44,313,226)       (428,144)     (3,258,660)
   Net transfers                                   (3,193,012)       6,389,987           8,020,740        (138,473)       (617,200)
   Contract maintenance charge                         (6,776)         (66,589)            (98,600)           (416)         (5,897)
                                          -------------------   --------------   -----------------   -------------   -------------
    Increase (decrease) in net assets
    from capital transactions                      (5,639,654)      15,258,248          10,431,076        (558,076)     (3,876,507)
                                          -------------------   --------------   -----------------   -------------   -------------

Increase (decrease) in net assets                  (2,044,990)      49,614,009          57,677,419        (310,004)       (454,340)
Net assets at beginning of period                  25,763,129      234,069,034         425,361,561       2,814,443      26,297,778
                                          -------------------   --------------   -----------------   -------------   -------------
Net assets at end of period               $        23,718,139   $  283,683,043   $     483,038,980   $   2,504,439   $  25,843,438
                                          ===================   ==============   =================   =============   =============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         142,093        3,886,344           4,316,882           1,572             590
   Units redeemed                                    (407,218)      (2,648,939)         (3,514,236)        (71,546)       (373,534)
   Units transferred                                 (357,892)         800,748           1,075,713         (25,824)        (70,818)
                                          -------------------   --------------   -----------------   -------------   -------------
Increase (decrease) in units outstanding             (623,017)       2,038,153           1,878,359         (95,798)       (443,762)
Beginning units                                     2,817,633       21,815,548          34,206,154         473,099       3,133,789
                                          -------------------   --------------   -----------------   -------------   -------------
Ending units                                        2,194,616       23,853,701          36,084,513         377,301       2,690,027
                                          ===================   ==============   =================   =============   =============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2010
                                   (continued)


                                          Government & High
                                             Quality Bond                      LargeCap Blend   LargeCap Growth   MidCap Blend
                                               Account        Income Account     Account II         Account         Account
                                              (Class 1)         (Class 1)        (Class 1)         (Class 1)       (Class 1)
                                          -----------------   --------------   --------------   ---------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)           $          96,101   $      553,208   $       31,450   $        (9,665)  $     30,745

   Net realized gains (losses)                      (61,141)         (86,677)        (649,950)           26,871       (594,797)
   Change in net unrealized appreciation
    (depreciation) of investments                   204,135          315,375          972,481            86,230      1,215,927
                                          -----------------   --------------   --------------   ---------------   ------------
    Increase (decrease) in net assets
      from operations                               239,095          781,906          353,981           103,436        651,875
                                          -----------------   --------------   --------------   ---------------   ------------

From capital transactions:
   Net proceeds from units sold                       6,577           84,969              434                --             71
   Cost of units redeemed                        (1,410,057)      (2,251,588)        (753,161)         (202,221)      (998,941)
   Net transfers                                    (40,473)         202,156           33,610            21,040        (95,189)
   Contract maintenance charge                       (2,331)          (1,848)          (1,216)             (486)          (800)
                                          -----------------   --------------   --------------   ---------------   ------------
    Increase (decrease) in net assets
      from capital transactions                  (1,446,284)      (1,966,311)        (720,333)         (181,667)    (1,094,859)
                                          -----------------   --------------   --------------   ---------------   ------------

Increase (decrease) in net assets                (1,207,189)      (1,184,405)        (366,352)          (78,231)      (442,984)
Net assets at beginning of period                 6,250,179       12,072,823        3,786,791           745,861      3,551,253
                                          -----------------   --------------   --------------   ---------------   ------------
Net assets at end of period               $       5,042,990   $   10,888,418   $    3,420,439   $       667,630   $  3,108,269
                                          =================   ==============   ==============   ===============   ============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                           849            9,332               72                --              8
   Units redeemed                                  (180,284)        (259,090)        (128,648)          (31,640)      (106,491)
   Units transferred                                 (5,698)          23,099            5,754             3,339        (10,555)
                                          -----------------   --------------   --------------   ---------------   ------------
Increase (decrease) in units outstanding           (185,133)        (226,659)        (122,822)          (28,301)      (117,038)
Beginning units                                     821,902        1,435,042          645,109           121,352        412,151
                                          -----------------   --------------   --------------   ---------------   ------------
Ending units                                        636,769        1,208,383          522,287            93,051        295,113
                                          =================   ==============   ==============   ===============   ============

                                                         Principal Capital
                                          Money Market     Appreciation          Real Estate      SAM Balanced    SAM Conservative
                                             Account          Account        Securities Account     Portfolio    Balanced Portfolio
                                            (Class 1)        (Class 1)            (Class 1)         (Class 1)        (Class 1)
                                          ------------   -----------------   ------------------   -------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)           $    (72,001)  $           9,570   $           13,072   $   1,883,859  $          236,905

   Net realized gains (losses)                      --             406,727             (128,058)     (1,017,616)            (18,212)
   Change in net unrealized appreciation
    (depreciation) of investments                   --           1,544,081              280,599       8,686,595             580,205
                                          ------------   -----------------   ------------------   -------------  ------------------
    Increase (decrease) in net assets
      from operations                          (72,001)          1,960,378              165,613       9,552,838             798,898
                                          ------------   -----------------   ------------------   -------------  ------------------

From capital transactions:
   Net proceeds from units sold                118,988                 527                1,193         381,737               2,033
   Cost of units redeemed                   (1,624,030)         (2,600,941)             (52,652)    (19,563,314)         (2,421,084)
   Net transfers                              (676,144)           (332,805)              20,427        (638,308)            303,647
   Contract maintenance charge                  (2,254)             (3,828)                (186)        (19,595)             (1,687)
                                          ------------   -----------------   ------------------   -------------  ------------------
    Increase (decrease) in net assets
      from capital transactions             (2,183,440)         (2,937,047)             (31,218)    (19,839,480)         (2,117,091)
                                          ------------   -----------------   ------------------   -------------  ------------------

Increase (decrease) in net assets           (2,255,441)           (976,669)             134,395     (10,286,642)         (1,318,193)
Net assets at beginning of period            6,239,662          16,662,286              723,401      92,355,490           9,421,124
                                          ------------   -----------------   ------------------   -------------  ------------------
Net assets at end of period               $  3,984,221   $      15,685,617   $          857,796   $  82,068,848  $        8,102,931
                                          ============   =================   ==================   =============  ==================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                   19,532                  46                   66          38,743                 266
   Units redeemed                             (267,179)           (224,442)              (3,272)     (1,951,562)           (320,618)
   Units transferred                          (109,430)            (29,357)               1,058         (62,043)             38,258
                                          ------------   -----------------   ------------------   -------------  ------------------
Increase (decrease) in units outstanding      (357,077)           (253,753)              (2,148)     (1,974,862)           (282,094)
Beginning units                              1,015,368           1,471,453               49,991       9,604,945           1,287,172
                                          ------------   -----------------   ------------------   -------------  ------------------
Ending units                                   658,291           1,217,700               47,843       7,630,083           1,005,078
                                          ============   =================   ==================   =============  ==================

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                       SAM Conservative     SAM Flexible      SAM Strategic     Short-Term Income   SmallCap Growth
                                       Growth Portfolio   Income Portfolio   Growth Portfolio       Account           Account II
                                           (Class 1)          (Class 1)         (Class 1)          (Class 1)          (Class 1)
                                       ----------------   ----------------   ----------------   -----------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)        $        583,052   $        550,289   $        112,405   $          12,994   $       (10,005)

   Net realized gains (losses)                 (262,823)          (621,630)          (245,064)              8,674            10,330
   Change in net unrealized
    appreciation (depreciation) of
    investments                               3,535,064          1,333,810          1,672,432              62,637           149,239
                                       ----------------   ----------------   ----------------   -----------------   ---------------
    Increase (decrease) in net assets
      from operations                         3,855,293          1,262,469          1,539,773              84,305           149,564
                                       ----------------   ----------------   ----------------   -----------------   ---------------

From capital transactions:
   Net proceeds from units sold                  49,795                347              6,504                  19                51
   Cost of units redeemed                    (8,575,302)        (4,672,500)        (2,412,988)           (565,454)         (152,983)
   Net transfers                               (311,911)          (124,836)          (317,689)            131,120            23,315
   Contract maintenance charge                   (9,832)            (3,749)            (4,549)               (772)             (177)
                                       ----------------   ----------------   ----------------   -----------------   ---------------
    Increase (decrease) in net assets
      from capital transactions              (8,847,250)        (4,800,738)        (2,728,722)           (435,087)         (129,794)
                                       ----------------   ----------------   ----------------   -----------------   ---------------

Increase (decrease) in net assets            (4,991,957)        (3,538,269)        (1,188,949)           (350,782)           19,770
Net assets at beginning of period            35,334,269         16,873,589         12,809,684           3,316,828           664,807
                                       ----------------   ----------------   ----------------   -----------------   ---------------
Net assets at end of period            $     30,342,312   $     13,335,320   $     11,620,735   $       2,966,046   $       684,577
                                       ================   ================   ================   =================   ===============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     5,052                 38                634                   3                 9
   Units redeemed                              (879,415)          (520,153)          (236,058)            (75,895)          (26,656)
   Units transferred                            (32,216)           (14,099)           (34,507)             17,609             4,654
                                       ----------------   ----------------   ----------------   -----------------   ---------------
Increase (decrease) in units
   outstanding                                 (906,579)          (534,214)          (269,931)            (58,283)          (21,993)
Beginning units                               3,734,141          1,945,377          1,290,665             457,427           124,856
                                       ----------------   ----------------   ----------------   -----------------   ---------------
Ending units                                  2,827,562          1,411,163          1,020,734             399,144           102,863
                                       ================   ================   ================   =================   ===============

                                                            Diversified                    Government & High
                                          SmallCap Value   International   Equity Income     Quality Bond
                                            Account I         Account         Account           Account        Income Account
                                            (Class 1)        (Class 2)       (Class 2)         (Class 2)         (Class 2)
                                          --------------   -------------   -------------   -----------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)           $       (1,591)  $      (4,209)  $     200,668   $          21,117   $      218,549

   Net realized gains (losses)                   (65,291)       (164,195)       (937,337)              6,507          (51,763)
   Change in net unrealized appreciation
    (depreciation) of investments                109,635         288,794       2,831,983              34,457          167,324
                                          --------------   -------------   -------------   -----------------   --------------
    Increase (decrease) in net assets
      from operations                             42,753         120,390       2,095,314              62,081          334,110
                                          --------------   -------------   -------------   -----------------   --------------

From capital transactions:
   Net proceeds from units sold                     --               131          42,785                --               --
   Cost of units redeemed                        (62,166)       (168,995)     (3,668,614)           (209,990)      (1,654,160)
   Net transfers                                 (11,748)         11,579        (552,160)            (78,741)         180,675
   Contract maintenance charge                       (71)           (232)         (4,865)               (975)          (1,676)
                                          --------------   -------------   -------------   -----------------   --------------
    Increase (decrease) in net assets
      from capital transactions                  (73,985)       (157,517)     (4,182,854)           (289,706)      (1,475,161)
                                          --------------   -------------   -------------   -----------------   --------------

Increase (decrease) in net assets                (31,232)        (37,127)     (2,087,540)           (227,625)      (1,141,051)
Net assets at beginning of period                231,797       1,259,606      17,826,430           1,664,973        5,804,410
                                          --------------   -------------   -------------   -----------------   --------------
Net assets at end of period               $      200,565   $   1,222,479   $  15,738,890   $       1,437,348   $    4,663,359
                                          ==============   =============   =============   =================   ==============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         --              24           4,588                  --               --
   Units redeemed                                 (7,341)        (29,736)       (435,830)            (27,832)        (195,190)
   Units transferred                              (1,895)          2,055         (66,255)            (10,578)          21,165
                                          --------------   -------------   -------------   -----------------   --------------
Increase (decrease) in units                      (9,236)        (27,657)       (497,497)            (38,410)        (174,025)
outstanding
Beginning units                                   30,483         218,632       2,212,593             227,017          707,569
                                          --------------   -------------   -------------   -----------------   --------------
Ending units                                      21,247         190,975       1,715,096             188,607          533,544
                                          ==============   =============   =============   =================   ==============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                                                                                           Principal Capital
                                          LargeCap Blend   LargeCap Growth   MidCap Blend   Money Market     Appreciation
                                            Account II         Account          Account       Account          Account
                                             (Class 2)        (Class 2)        (Class 2)     (Class 2)        (Class 2)
                                          --------------   ---------------   ------------   ------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)           $        2,155   $        (6,084)  $      4,838   $    (47,483)  $         (12,448)

   Net realized gains (losses)                   (20,351)            8,573       (142,238)            --              59,120
   Change in net unrealized appreciation
    (depreciation) of investments                 77,387            56,038        300,958             --             381,531
                                          --------------   ---------------   ------------   ------------   -----------------
    Increase (decrease) in net assets
      from operations                             59,191            58,527        163,558        (47,483)            428,203
                                          --------------   ---------------   ------------   ------------   -----------------

From capital transactions:
   Net proceeds from units sold                      292                --             --         62,823                 211
   Cost of units redeemed                        (36,176)          (40,343)      (171,064)    (2,292,729)           (920,054)
   Net transfers                                 (12,577)           17,444          9,739        498,049             (69,723)
   Contract maintenance charge                      (314)             (118)          (309)        (1,862)             (1,211)
                                          --------------   ---------------   ------------   ------------   -----------------
    Increase (decrease) in net assets
      from capital transactions                  (48,775)          (23,017)      (161,634)    (1,733,719)           (990,777)
                                          --------------   ---------------   ------------   ------------   -----------------

Increase (decrease) in net assets                 10,416            35,510          1,924     (1,781,202)           (562,574)
Net assets at beginning of period                572,095           387,148        815,986      4,033,163           4,111,445
                                          --------------   ---------------   ------------   ------------   -----------------
Net assets at end of period               $      582,511   $       422,658   $    817,910   $  2,251,961   $       3,548,871
                                          ==============   ===============   ============   ============   =================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         54                --             --         10,608                  20
   Units redeemed                                 (6,464)           (6,507)       (18,582)      (387,393)            (83,471)
   Units transferred                              (2,082)            2,629          1,236         84,083              (6,178)
                                          --------------   ---------------   ------------   ------------   -----------------
Increase (decrease) in units outstanding          (8,492)           (3,878)       (17,346)      (292,702)            (89,629)
Beginning units                                  100,674            64,764         97,970        677,053             376,687
                                          --------------   ---------------   ------------   ------------   -----------------
Ending units                                      92,182            60,886         80,624        384,351             287,058
                                          ==============   ===============   ============   ============   =================

                                           Real Estate     SAM Balanced     SAM Conservative    SAM Conservative     SAM Flexible
                                       Securities Account    Portfolio     Balanced Portfolio   Growth Portfolio   Income Portfolio
                                            (Class 2)        (Class 2)         (Class 2)            (Class 2)         (Class 2)
                                       ------------------  -------------   ------------------   ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)        $            5,462  $   1,070,653   $          182,405   $        456,060   $        404,000

   Net realized gains (losses)                    (81,537)    (1,049,046)            (251,661)        (1,302,638)          (812,082)
   Change in net unrealized
    appreciation (depreciation) of
    investments                                   176,472      6,038,569              804,178          4,385,911          1,364,154
                                       ------------------  -------------   ------------------   ----------------   ----------------
    Increase (decrease) in net assets
      from operations                             100,397      6,060,176              734,922          3,539,333            956,072
                                       ------------------  -------------   ------------------   ----------------   ----------------

From capital transactions:
   Net proceeds from units sold                        --        471,560                   --            138,789             58,564
   Cost of units redeemed                        (155,287)   (11,264,977)          (1,867,750)        (5,510,620)        (4,027,957)
   Net transfers                                   25,204        286,008               82,674           (756,617)          (286,945)
   Contract maintenance charge                       (232)       (15,134)              (1,876)            (8,747)            (4,315)
                                       ------------------  -------------   ------------------   ----------------   ----------------
    Increase (decrease) in net assets
      from capital transactions                  (130,315)   (10,522,543)          (1,786,952)        (6,137,195)        (4,260,653)
                                       ------------------  -------------   ------------------   ----------------   ----------------

Increase (decrease) in net assets                 (29,918)    (4,462,367)          (1,052,030)        (2,597,862)        (3,304,581)
Net assets at beginning of period                 460,675     59,616,382            8,207,867         32,078,347         13,907,215
                                       ------------------  -------------   ------------------   ----------------   ----------------
Net assets at end of period            $          430,757  $  55,154,015   $        7,155,837   $     29,480,485   $     10,602,634
                                       ==================  =============   ==================   ================   ================

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                          --         48,362                   --             14,430              6,764
   Units redeemed                                  (9,215)    (1,164,966)            (253,570)          (582,952)          (463,604)
   Units transferred                                1,500         30,150               16,200            (85,459)           (34,079)
                                       ------------------  -------------   ------------------   ----------------   ----------------
Increase (decrease) in units
   outstanding                                     (7,715)    (1,086,454)            (237,370)          (653,981)          (490,919)
Beginning units                                    32,241      6,366,836            1,127,485          3,492,282          1,647,151
                                       ------------------  -------------   ------------------   ----------------   ----------------
Ending units                                       24,526      5,280,382              890,115          2,838,301          1,156,232
                                       ==================  =============   ==================   ================   ================

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                                                                                        Columbia Asset
                                     SAM Strategic      Short-Term    SmallCap Growth  SmallCap Value  Allocation Fund,
                                    Growth Portfolio  Income Account    Account II        Account I    Variable Series
                                       (Class 2)        (Class 2)        (Class 2)       (Class 2)        (Class A)
                                    ----------------  --------------  ---------------  --------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)       $         97,629  $        5,523  $        (4,734) $       (1,187)          $ 7,530

 Net realized gains (losses)                (687,760)          5,363            4,297         (14,902)          (95,853)
 Change in net unrealized
  appreciation (depreciation) of
  investments                              2,547,357          35,871           66,550          45,117           163,982
                                    ----------------  --------------  ---------------  --------------  ----------------
  Increase (decrease) in net
   assets from operations                  1,957,226          46,757           66,113          29,028            75,659
                                    ----------------  --------------  ---------------  --------------  ----------------

From capital transactions:
 Net proceeds from units sold                  7,164              --               38              --                --
 Cost of units redeemed                   (1,832,742)       (271,078)         (35,198)        (24,145)         (145,821)
 Net transfers                              (298,313)        342,496           41,735          59,632           (68,461)
 Contract maintenance charge                  (4,471)           (585)             (89)            (54)             (234)
                                    ----------------  --------------  ---------------  --------------  ----------------
  Increase (decrease) in net
   assets from capital
   transactions                           (2,128,362)         70,833            6,486          35,433          (214,516)
                                    ----------------  --------------  ---------------  --------------  ----------------

Increase (decrease) in net assets           (171,136)        117,590           72,599          64,461          (138,857)
Net assets at beginning of period         15,515,066       1,734,111          262,664         104,411           855,920
                                    ----------------  --------------  ---------------  --------------  ----------------
Net assets at end of period         $     15,343,930  $    1,851,701  $       335,263  $      168,872          $717,063
                                    ================  ==============  ===============  ==============  ================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                      618              --                7              --                --
 Units redeemed                             (184,323)        (37,590)          (6,544)         (2,807)          (13,735)
 Units transferred                           (33,973)         47,208            7,793           7,122            (6,631)
                                    ----------------  --------------  ---------------  --------------  ----------------
Increase (decrease) in units
 outstanding                                (217,678)          9,618            1,256           4,315           (20,366)
Beginning units                            1,614,716         244,737           50,781          13,920            81,637
                                    ----------------  --------------  ---------------  --------------  ----------------
Ending units                               1,397,038         254,355           52,037          18,235            61,271
                                    ================  ==============  ===============  ==============  ================

                                                     Columbia Small                   Columbia Marsico
                                     Columbia Large  Company Growth   Columbia High   Focused Equities  Columbia Marsico
                                    Cap Value Fund,  Fund, Variable    Yield Fund,     Fund, Variable     Growth Fund,
                                    Variable Series      Series      Variable Series      Series        Variable Series
                                       (Class A)       (Class A)        (Class A)        (Class A)         (Class A)
                                    ---------------  --------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)       $           853  $      (30,652) $     1,495,758  $       (491,931) $        (52,893)

 Net realized gains (losses)               (339,003)        (63,232)         (91,863)       (1,128,060)          229,575
 Change in net unrealized
  appreciation (depreciation) of
  investments                               852,979         545,310          867,201         8,101,959           460,039
                                    ---------------  --------------  ---------------  ----------------  ----------------
  Increase (decrease) in net
   assets from operations                   514,829         451,426        2,271,096         6,481,968           636,721
                                    ---------------  --------------  ---------------  ----------------  ----------------

From capital transactions:
 Net proceeds from units sold                   836             760          971,009         1,023,313            46,418
 Cost of units redeemed                    (648,640)       (371,784)      (4,135,724)       (7,481,599)         (746,374)
 Net transfers                              (72,424)       (276,562)       4,011,952        (3,605,222)         (431,664)
 Contract maintenance charge                   (605)           (279)          (3,791)           (7,154)             (581)
                                    ---------------  --------------  ---------------  ----------------  ----------------
  Increase (decrease) in net
   assets from capital
   transactions                            (720,833)       (647,865)         843,446       (10,070,662)       (1,132,201)
                                    ---------------  --------------  ---------------  ----------------  ----------------

Increase (decrease) in net assets          (206,004)       (196,439)       3,114,542        (3,588,694)         (495,480)
Net assets at beginning of period         4,359,704       2,147,620       22,869,890        45,470,864         4,016,044
                                    ---------------  --------------  ---------------  ----------------  ----------------
Net assets at end of period         $     4,153,700  $    1,951,181  $    25,984,432  $     41,882,170  $      3,520,564
                                    ===============  ==============  ===============  ================  ================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                      73              70           54,493            98,093             4,993
 Units redeemed                             (63,200)        (35,843)        (236,238)         (742,188)          (77,200)
 Units transferred                           (5,337)        (26,692)         224,000          (344,006)          (45,829)
                                    ---------------  --------------  ---------------  ----------------  ----------------
Increase (decrease) in units
 outstanding                                (68,464)        (62,465)          42,255          (988,101)         (118,036)
Beginning units                             433,315         221,739        1,372,893         4,675,588           441,440
                                    ---------------  --------------  ---------------  ----------------  ----------------
Ending units                                364,851         159,274        1,415,148         3,687,487           323,404
                                    ===============  ==============  ===============  ================  ================

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                                                           Columbia Marsico
                                     Columbia Marsico   Columbia Mid Cap    International
                                    21st Century Fund,    Growth Fund,    Opportunities Fund,  Asset Allocation  Global Growth
                                      Variable Series    Variable Series    Variable Series          Fund            Fund
                                        (Class A)          (Class A)           (Class B)           (Class 2)       (Class 2)
                                    ------------------  ----------------  -------------------  ----------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)       $          (24,828) $        (19,786) $           (37,222) $        315,485  $    (497,645)

 Net realized gains (losses)                    29,396           (41,129)             (46,072)          222,670      5,020,092
 Change in net unrealized
  appreciation (depreciation) of
  investments                                  227,608           386,433              570,645         7,952,817     25,714,004
                                    ------------------  ----------------  -------------------  ----------------  -------------
  Increase (decrease) in net
   assets from operations                      232,176           325,518              487,351         8,490,972     30,236,451
                                    ------------------  ----------------  -------------------  ----------------  -------------

From capital transactions:
 Net proceeds from units sold                       --             1,274                1,762           681,141      1,523,117
 Cost of units redeemed                       (150,594)         (190,196)            (578,893)      (12,304,505)   (43,240,608)
 Net transfers                                (174,990)         (181,827)            (200,619)       (1,105,395)   (14,223,751)
 Contract maintenance charge                      (121)             (181)                (613)          (47,493)       (93,737)
                                    ------------------  ----------------  -------------------  ----------------  -------------
  Increase (decrease) in net
   assets from capital
   transactions                               (325,705)         (370,930)            (778,363)      (12,776,252)   (56,034,979)
                                    ------------------  ----------------  -------------------  ----------------  -------------

Increase (decrease) in net assets              (93,529)          (45,412)            (291,012)       (4,285,280)   (25,798,528)
Net assets at beginning of period            1,724,985         1,429,293            4,694,413        89,982,813    367,855,392
                                    ------------------  ----------------  -------------------  ----------------  -------------
Net assets at end of period         $        1,631,456  $      1,383,881  $         4,403,401  $     85,697,533  $ 342,056,864
                                    ==================  ================  ===================  ================  =============

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                         --               121                  108            46,369         72,560
 Units redeemed                                (11,041)          (19,866)             (36,248)         (848,371)    (2,090,642)
 Units transferred                             (12,928)          (20,195)             (12,077)          (81,429)      (716,534)
                                    ------------------  ----------------  -------------------  ----------------  -------------
Increase (decrease) in units
 outstanding                                   (23,969)          (39,940)             (48,217)         (883,431)    (2,734,616)
Beginning units                                131,028           161,899              296,817         6,290,551     17,654,633
                                    ------------------  ----------------  -------------------  ----------------  -------------
Ending units                                   107,059           121,959              248,600         5,407,120     14,920,017
                                    ==================  ================  ===================  ================  =============

                                                         Growth-Income     Asset Allocation    Cash Management
                                       Growth Fund           Fund                Fund               Fund          Growth Fund
                                        (Class 2)          (Class 2)           (Class 3)          (Class 3)        (Class 3)
                                    ------------------  ----------------  -------------------  ----------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)       $       (3,931,923) $       (654,110) $           284,333  $       (204,417) $  (1,223,394)

 Net realized gains (losses)                (6,234,053)       (8,824,416)            (718,406)         (124,382)    (9,439,689)
 Change in net unrealized
  appreciation (depreciation) of
  investments                               78,325,484        48,296,794            4,927,663            69,184     45,605,236
                                    ------------------  ----------------  -------------------  ----------------  -------------
  Increase (decrease) in net
  assets from operations                    68,159,508        38,818,268            4,493,590          (259,615)    34,942,153
                                    ------------------  ----------------  -------------------  ----------------  -------------

From capital transactions:
 Net proceeds from units sold                1,771,247         2,602,780              153,352            10,200        156,996
 Cost of units redeemed                    (61,675,815)      (58,451,884)          (5,362,037)       (5,627,287)   (28,140,407)
 Net transfers                             (21,834,970)      (10,757,118)           1,111,035         1,788,739     (5,574,076)
 Contract maintenance charge                  (124,005)         (136,787)             (17,080)           (8,153)       (90,746)
                                    ------------------  ----------------  -------------------  ----------------  -------------
  Increase (decrease) in net
   assets from capital
   transactions                            (81,863,543)      (66,743,009)          (4,114,730)       (3,836,501)   (33,648,233)
                                    ------------------  ----------------  -------------------  ----------------  -------------

Increase (decrease) in net assets          (13,704,035)      (27,924,741)             378,860        (4,096,116)     1,293,920
Net assets at beginning of period          470,030,372       464,726,621           43,321,176        17,519,838    230,247,705
                                    ------------------  ----------------  -------------------  ----------------  -------------
Net assets at end of period         $      456,326,337  $    436,801,880  $        43,700,036  $     13,423,722  $ 231,541,625
                                    ==================  ================  ===================  ================  =============

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                     98,025           174,339                3,452               459            862
 Units redeemed                             (3,535,278)       (3,909,092)            (122,941)         (254,486)      (176,867)
 Units transferred                          (1,276,398)         (735,461)              25,397            80,458        (36,436)
                                    ------------------  ----------------  -------------------  ----------------  -------------
Increase (decrease) in units
 outstanding                                (4,713,651)       (4,470,214)             (94,092)         (173,569)      (212,441)
Beginning units                             27,875,080        31,212,080            1,017,052           785,727      1,494,840
                                    ------------------  ----------------  -------------------  ----------------  -------------
Ending units                                23,161,429        26,741,866              922,960           612,158      1,282,399
                                    ==================  ================  ===================  ================  =============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                                                                               U.S.
                                                                                          Government/AAA-
                                    Growth-Income  High-Income Bond                      Rated Securities  Growth and Income
                                        Fund             Fund        International Fund        Fund           Portfolio
                                      (Class 3)        (Class 3)         (Class 3)           (Class 3)        (Class VC)
                                    -------------  ----------------  ------------------  ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)       $     303,854  $      1,370,911  $          427,222  $        116,003  $      (2,280,514)

 Net realized gains (losses)          (11,204,828)       (2,381,401)         (1,039,367)           23,235         (7,916,288)
 Change in net unrealized
  appreciation (depreciation) of
  investments                          29,975,506         3,887,734           3,587,975         1,060,078         44,657,257
                                    -------------  ----------------  ------------------  ----------------- -----------------
  Increase (decrease) in net
   assets from operations              19,074,532         2,877,244           2,975,830         1,199,316         34,460,455
                                    -------------  ----------------  ------------------  ----------------- -----------------

From capital transactions:
 Net proceeds from units sold             314,169            11,067              39,675           102,021         19,048,164
 Cost of units redeemed               (29,839,580)       (3,185,266)         (7,754,817)       (4,389,328)       (21,744,454)
 Net transfers                         (6,021,642)         (257,326)         (2,520,243)        1,823,448           (809,567)
 Contract maintenance charge              (97,849)           (9,602)            (23,159)          (10,766)           (53,596)
                                    -------------  ----------------  ------------------  ----------------- -----------------
  Increase (decrease) in net
   assets from capital
   transactions                       (35,644,902)       (3,441,127)        (10,258,544)       (2,474,625)        (3,559,453)
                                    -------------  ----------------  ------------------  ----------------- -----------------

Increase (decrease) in net assets     (16,570,370)         (563,883)         (7,282,714)       (1,275,309)        30,901,002
Net assets at beginning of period     225,163,090        23,685,327          67,987,799        27,342,808        218,701,580
                                    -------------  ----------------  ------------------  ----------------- -----------------
Net assets at end of period         $ 208,592,720  $     23,121,444  $       60,705,085  $     26,067,499  $     249,602,582
                                    =============  ================  ==================  ================  =================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                 2,760               151                 794             2,667          2,015,913
 Units redeemed                          (271,588)          (42,338)           (166,332)         (116,576)        (2,059,587)
 Units transferred                        (55,862)           (5,011)            (56,479)           48,254             84,968
                                    -------------  ----------------  ------------------  ----------------- -----------------
Increase (decrease) in units
 outstanding                             (324,690)          (47,198)           (222,017)          (65,655)            41,294
Beginning units                         2,051,954           334,808           1,417,411           753,235         21,685,033
                                    -------------  ----------------  ------------------  ----------------- -----------------
Ending units                            1,727,264           287,610           1,195,394           687,580         21,726,327
                                    =============  ================  ==================  ================  =================

                                                                                                 BB&T Special
                                    Mid Cap Value   BB&T Capital     BB&T Mid Cap  BB&T Select  Opportunities
                                      Portfolio    Manager Equity      Growth        Equity        Equity
                                     (Class VC)         VIF              VIF           VIF          VIF
                                    -------------  --------------    ------------  -----------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)       $    (366,286) $       (1,448)   $     (1,265) $    (6,103) $    (216,765)

 Net realized gains (losses)           (1,786,348)       (505,594)       (210,750)    (332,738)       (43,125)
 Change in net unrealized
  appreciation (depreciation) of
  investments                           8,917,117         767,966         206,633      509,195      1,978,210
                                    -------------  --------------    ------------  -----------  -------------
  Increase (decrease) in net
   assets from operations               6,764,483         260,924          (5,382)     170,354      1,718,320
                                    -------------  --------------    ------------  -----------  -------------

From capital transactions:
 Net proceeds from units sold             119,803           1,354              --        1,720         59,145
 Cost of units redeemed                (4,483,186)       (524,877)         (5,074)    (170,028)    (1,005,043)
 Net transfers                           (395,201)         (9,301)     (1,298,375)     (93,297)        99,978
 Contract maintenance charge              (20,014)           (337)             --         (233)        (1,523)
                                    -------------  --------------    ------------  -----------  -------------
  Increase (decrease) in net
   assets from capital
    transactions                       (4,778,598)       (533,161)     (1,303,449)    (261,838)      (847,443)
                                    -------------  --------------    ------------  -----------  -------------

Increase (decrease) in net assets       1,985,885        (272,237)     (1,308,831)     (91,484)       870,877
Net assets at beginning of period      32,294,873       2,284,872       1,308,831    1,836,714     14,612,765
                                    -------------  --------------    ------------  -----------  -------------
Net assets at end of period         $  34,280,758  $    2,012,635    $         --   $1,745,230  $  15,483,642
                                    =============  ==============    ============  ===========  =============

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                 9,990             156              --          210          4,472
 Units redeemed                          (378,205)        (56,057)           (580)     (20,268)       (74,908)
 Units transferred                        (40,609)           (466)       (151,055)     (10,572)       (12,107)
                                    -------------  --------------    ------------  -----------  -------------
Increase (decrease) in units
 outstanding                             (408,824)        (56,367)       (151,635)     (30,630)       (82,543)
Beginning units                         2,906,341         254,380         151,635      221,514      1,117,946
                                    -------------  --------------    ------------  -----------  -------------
Ending units                            2,497,517         198,013              --      190,884      1,035,403
                                    =============  ==============    ============  ===========  =============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2010
                                   (continued)

                                                                                           Franklin Templeton
                                                         MTB Managed                          VIP Founding
                                    BB&T Total Return  Allocation Fund -  Franklin Income   Funds Allocation   Allocation Balanced
                                         Bond              Moderate       Securities Fund        Fund               Portfolio
                                          VIF              Growth II         (Class 2)         (Class 2)          (Class 3) (1)
                                    -----------------  -----------------  ---------------  ------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)       $         200,665  $            (4)   $     1,416,438  $          227,778  $           368,970

 Net realized gains (losses)                  178,867               (2)           165,580            (677,308)              95,983
 Change in net unrealized
  appreciation (depreciation) of
  investments                                 124,815               34          2,071,101           3,300,893            1,151,418
                                    -----------------  ---------------    ---------------  ------------------  -------------------
  Increase (decrease) in net
   assets from operations                     504,347               28          3,653,119           2,851,363            1,616,371
                                    -----------------  ---------------    ---------------  ------------------  -------------------

From capital transactions:
 Net proceeds from units sold                 196,549               --         13,666,291           5,197,157           23,395,666
 Cost of units redeemed                      (650,059)              --         (1,817,438)         (3,014,319)            (864,961)
 Net transfers                               (263,183)              --         11,212,618           1,825,238            8,695,004
 Contract maintenance charge                   (1,046)             (47)            (2,392)             (3,354)                (157)
                                    -----------------  ---------------    ---------------  ------------------  -------------------
  Increase (decrease) in net
   assets from capital
   transactions                              (717,739)             (47)        23,059,079           4,004,722           31,225,552
                                    -----------------  ---------------    ---------------  ------------------  -------------------

Increase (decrease) in net assets            (213,392)             (19)        26,712,198           6,856,085           32,841,923
Net assets at beginning of period           9,457,386              394         20,645,365          29,523,958                   --
                                    -----------------  ---------------    ---------------  ------------------  -------------------
Net assets at end of period         $       9,243,994  $           375    $    47,357,563  $       36,380,043  $        32,841,923
                                    =================  ===============    ===============  ==================  ===================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                    15,865               --          1,384,059             606,515            2,149,626
 Units redeemed                               (53,539)              (5)          (185,314)           (350,724)             (80,023)
 Units transferred                            (26,192)              --          1,143,253             214,413              797,775
                                    -----------------  ---------------    ---------------  ------------------  -------------------
Increase (decrease) in units
 outstanding                                  (63,866)              (5)         2,341,998             470,204            2,867,378
Beginning units                               813,916               44          2,198,185           3,482,506                   --
                                    -----------------  ---------------    ---------------  ------------------  -------------------
Ending units                                  750,050               39          4,540,183           3,952,710            2,867,378
                                    =================  ===============    ===============  ==================  ===================
                                                         Allocation
                                    Allocation Growth  Moderate Growth      Allocation          Real Return
                                        Portfolio         Portfolio     Moderate Portfolio      Portfolio
                                      (Class 3) (1)     (Class 3) (1)     (Class 3) (1)       (Class 3) (1)
                                    -----------------  ---------------  ------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)       $           8,452  $       400,093  $          430,640  $         307,674

 Net realized gains (losses)                  (16,906)          32,110              52,400            117,797
 Change in net unrealized
  appreciation (depreciation) of
  investments                                 395,572        3,286,796           2,110,315           (400,707)
                                    -----------------  ---------------  ------------------  -----------------
  Increase (decrease) in net
 assets from operations                       387,118        3,718,999           2,593,355             24,764
                                    -----------------  ---------------  ------------------  -----------------

From capital transactions:
 Net proceeds from units sold               3,712,526       41,240,339          31,996,178         51,950,544
 Cost of units redeemed                       (44,999)        (571,940)           (424,315)        (1,297,808)
 Net transfers                                485,448       11,120,775          10,049,553         33,744,152
 Contract maintenance charge                     (381)            (105)               (117)              (347)
                                    -----------------  ---------------  ------------------  -----------------
  Increase (decrease) in net
   assets from capital
   transactions                             4,152,594       51,789,069          41,621,299         84,396,541
                                    -----------------  ---------------  ------------------  -----------------

Increase (decrease) in net assets           4,539,712       55,508,068          44,214,654         84,421,305
Net assets at beginning of period                  --               --                  --                 --
                                    -----------------  ---------------  ------------------  -----------------
Net assets at end of period         $       4,539,712  $    55,508,068  $       44,214,654  $      84,421,305
                                    =================  ===============  ==================  =================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                   372,674        3,985,992           2,989,037          4,561,130
 Units redeemed                                (4,327)         (54,468)            (39,177)          (113,607)
 Units transferred                             43,079        1,061,072             930,244          2,958,365
                                    -----------------  ---------------  ------------------  -----------------
Increase (decrease) in units
 outstanding                                  411,426        4,992,596           3,880,104          7,405,888
Beginning units                                    --               --                  --                 --
                                    -----------------  ---------------  ------------------  -----------------
Ending units                                  411,426        4,992,596           3,880,104          7,405,888
                                    =================  ===============  ==================  =================

(1)   For the period from January 19, 2010 (inception) to December 31, 2010.

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009

                                                           Capital      Government and
                                    Asset Allocation     Appreciation    Quality Bond                     Natural Resources
                                        Portfolio         Portfolio       Portfolio     Growth Portfolio      Portfolio
                                        (Class 1)          (Class 1)       (Class 1)       (Class 1)          (Class 1)
                                    -----------------  ---------------  --------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)       $       3,163,952  $    (4,466,722) $    6,164,840  $       (442,990) $         (48,693)

 Net realized gains (losses)               (9,953,347)     (40,808,224)      1,106,617       (27,958,546)         8,322,135
 Change in net unrealized
  appreciation (depreciation) of
  investments                              32,827,274      132,755,172      (2,090,018)       61,687,399         28,591,095
                                    -----------------  ---------------  --------------  ----------------  -----------------
  Increase (decrease) in net
   assets from operations                  26,037,879       87,480,226       5,181,439        33,285,863         36,864,537
                                    -----------------  ---------------  --------------  ----------------  -----------------

From capital transactions:
 Net proceeds from units sold               1,014,376          864,203         689,359           432,770            299,934
 Cost of units redeemed                   (19,830,219)     (41,521,128)    (36,157,572)      (14,015,781)       (10,970,705)
 Net transfers                             (4,860,671)     (18,509,717)    (12,909,749)       (7,640,765)        (1,125,709)
 Contract maintenance charge                  (82,314)        (207,581)        (92,856)          (69,807)           (42,835)
                                    -----------------  ---------------  --------------  ----------------  -----------------
  Increase (decrease) in net
   assets from capital
   transactions                           (23,758,828)     (59,374,223)    (48,470,818)      (21,293,583)       (11,839,315)
                                    -----------------  ---------------  --------------  ----------------  -----------------

Increase (decrease) in net assets           2,279,051       28,106,003     (43,289,379)       11,992,280         25,025,222
Net assets at beginning of period         147,375,114      300,820,039     223,101,020       107,186,478         74,109,970
                                    -----------------  ---------------  --------------  ----------------  -----------------
Net assets at end of period         $     149,654,165  $   328,926,042  $  179,811,641  $    119,178,758  $      99,135,192
                                    =================  ===============  ==============  ================  =================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                    49,714           23,903          36,316            15,612              7,181
 Units redeemed                              (939,054)      (1,283,628)     (1,943,023)         (585,966)          (271,153)
 Units transferred                           (239,914)        (607,515)       (688,913)         (333,862)           (50,843)
                                    -----------------  ---------------  --------------  ----------------  -----------------
Increase (decrease) in units
 outstanding                               (1,129,254)      (1,867,240)     (2,595,620)         (904,216)          (314,815)
Beginning units                             7,194,179        9,603,733      11,993,175         4,907,778          2,237,556
                                    -----------------  ---------------  --------------  ----------------  -----------------
Ending units                                6,064,925        7,736,493       9,397,555         4,003,562          1,922,741
                                    =================  ===============  ==============  ================  =================

                                                           Capital      Government and
                                    Asset Allocation     Appreciation    Quality Bond                     Natural Resources
                                        Portfolio         Portfolio       Portfolio     Growth Portfolio      Portfolio
                                        (Class 2)         (Class 2)       (Class 2)         (Class 2)         (Class 2)
                                    -----------------  ---------------  --------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)       $         240,045  $      (976,267) $    2,712,321  $       (218,032) $         (72,277)

 Net realized gains (losses)                 (708,666)      (3,201,067)       (224,473)       (5,305,182)        (1,906,116)
 Change in net unrealized
  appreciation (depreciation) of
  investments                               2,623,711       22,901,073        (256,971)       15,951,030         10,434,793
                                    -----------------  ---------------  --------------  ----------------  -----------------
  Increase (decrease) in net
   assets from operations                   2,155,090       18,723,739       2,230,877        10,427,816          8,456,400
                                    -----------------  ---------------  --------------  ----------------  -----------------

From capital transactions:
  Net proceeds from units sold                 10,515          299,306         361,063           238,725             99,176
  Cost of units redeemed                   (1,020,664)     (11,263,452)    (15,945,474)       (3,691,470)        (2,742,204)
  Net transfers                              (312,444)      (3,556,809)     (4,628,601)       (3,098,180)        (1,185,688)
  Contract maintenance charge                  (2,503)         (18,676)        (20,737)          (10,057)            (6,027)
                                    -----------------  ---------------  --------------  ----------------  -----------------
   Increase (decrease) in net
    assets from capital
    transactions                           (1,325,096)     (14,539,631)    (20,233,749)       (6,560,982)        (3,834,743)
                                    -----------------  ---------------  --------------  ----------------  -----------------

Increase (decrease) in net assets             829,994        4,184,108     (18,002,872)        3,866,834          4,621,657
Net assets at beginning of period          12,122,668       64,342,219     102,765,344        33,008,654         17,710,051
                                    -----------------  ---------------  --------------  ----------------  -----------------
Net assets at end of period         $      12,952,662  $    68,526,327  $   84,762,472  $     36,875,488  $      22,331,708
                                    =================  ===============  ==============  ================  =================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                      497            8,600          19,331             9,796              2,603
  Units redeemed                              (48,531)        (315,282)       (852,290)         (153,413)           (68,339)
  Units transferred                           (18,786)        (113,264)       (250,036)         (129,896)           (36,477)
                                    -----------------  ---------------  --------------  ----------------  -----------------
Increase (decrease) in units
 outstanding                                  (66,820)        (419,946)     (1,082,995)         (273,513)          (102,213)
Beginning units                               601,315        2,019,308       5,547,521         1,528,935            542,243
                                    -----------------  ---------------  --------------  ----------------  -----------------
Ending units                                  534,495        1,599,362       4,464,526         1,255,422            440,030
                                    =================  ===============  ==============  ================  =================

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)

                                                          Capital    Government and
                                     Asset Allocation  Appreciation   Quality Bond      Growth      Natural Resources
                                         Portfolio       Portfolio      Portfolio      Portfolio        Portfolio
                                         (Class 3)       (Class 3)      (Class 3)      (Class 3)        (Class 3)
                                     ----------------  ------------  --------------  -------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)       $        358,168  $ (4,898,469) $   17,089,712  $  (1,073,182) $        (669,491)

  Net realized gains (losses)              (2,347,131)  (21,500,843)        727,082    (21,419,357)        (5,886,807)
  Change in net unrealized
    appreciation (depreciation) of
    investments                             5,602,472   119,874,677      (4,878,366)    62,708,501         62,800,787
                                     ----------------  ------------  --------------  -------------  -----------------
    Increase (decrease) in net
       assets from operations               3,613,509    93,475,365      12,938,428     40,215,962         56,244,489
                                     ----------------  ------------  --------------  -------------  -----------------

From capital transactions:
  Net proceeds from units sold                569,522     8,961,370      18,453,863      1,256,197          2,099,680
  Cost of units redeemed                   (2,579,632)  (28,380,730)    (65,097,644)   (12,824,706)       (12,074,889)
  Net transfers                             1,160,714   (15,390,695)     61,492,039    (11,773,239)        (4,876,427)
  Contract maintenance charge                  (4,620)      (81,744)       (119,778)       (39,655)           (33,184)
                                     ----------------  ------------  --------------  -------------  -----------------
    Increase (decrease) in net
      assets from capital
      transactions                           (854,016)  (34,891,799)     14,728,480    (23,381,403)       (14,884,820)
                                     ----------------  ------------  --------------  -------------  -----------------

Increase (decrease) in net assets           2,759,493    58,583,566      27,666,908     16,834,559         41,359,669
Net assets at beginning of period          20,124,873   296,122,416     570,555,593    127,120,040        109,563,013
                                     ----------------  ------------  --------------  -------------  -----------------
Net assets at end of period          $     22,884,366  $354,705,982  $  598,222,501  $ 143,954,599  $     150,922,682
                                     ================  ============  ==============  =============  =================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                   28,259       414,020       1,143,862         58,112             86,145
  Units redeemed                             (126,505)     (845,085)     (3,562,248)      (553,108)          (319,451)
  Units transferred                            49,335      (361,852)      3,465,798       (529,905)          (100,025)
                                     ----------------  ------------  --------------  -------------  -----------------
Increase (decrease) in units
  outstanding                                 (48,911)     (792,917)      1,047,412     (1,024,901)          (333,331)
Beginning units                             1,020,520     9,645,069      31,721,186      6,266,233          3,603,233
                                     ----------------  ------------  --------------  -------------  -----------------
Ending units                                  971,609     8,852,152      32,768,598      5,241,332          3,269,902
                                     ================  ============  ==============  =============  =================

                                     Aggressive Growth  Alliance Growth   Balanced     Blue Chip Growth  Capital Growth
                                         Portfolio         Portfolio      Portfolio        Portfolio        Portfolio
                                         (Class 1)         (Class 1)      (Class 1)        (Class 1)        (Class 1)
                                     -----------------  ---------------  ------------  ----------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)       $        (375,350) $    (1,773,476) $    941,649  $        (93,239) $     (104,637)

  Net realized gains (losses)               (5,363,574)     (24,753,083)   (4,992,347)         (947,696)       (502,734)
  Change in net unrealized
    appreciation (depreciation) of
    investments                             14,611,474       90,013,751    14,042,501         3,369,464       2,982,175
                                     -----------------  ---------------  ------------  ----------------  --------------
    Increase (decrease) in net
      assets from operations                 8,872,550       63,487,192     9,991,803         2,328,529       2,374,804
                                     -----------------  ---------------  ------------  ----------------  --------------

From capital transactions:
  Net proceeds from units sold                 164,058        1,023,067       429,494             3,924           1,514
  Cost of units redeemed                    (3,352,971)     (28,450,825)   (8,219,116)       (1,243,113)       (726,010)
  Net transfers                             (1,939,246)     (13,448,833)      119,602         1,093,805       1,012,170
  Contract maintenance charge                  (29,562)        (191,917)      (48,575)           (4,870)         (4,329)
                                     -----------------  ---------------  ------------  ----------------  --------------
    Increase (decrease) in net
      assets from capital
      transactions                          (5,157,721)     (41,068,508)   (7,718,595)         (150,254)        283,345
                                     -----------------  ---------------  ------------  ----------------  --------------

Increase (decrease) in net assets            3,714,829       22,418,684     2,273,208         2,178,275       2,658,149
Net assets at beginning of period           27,224,036      190,007,995    51,897,036         6,818,684       5,488,291
                                     -----------------  ---------------  ------------  ----------------  --------------
Net assets at end of period          $      30,938,865  $   212,426,679  $ 54,170,244  $      8,996,959  $    8,146,440
                                     =================  ===============  ============  ================  ==============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                    21,511           40,125        30,676               687             261
  Units redeemed                              (395,652)      (1,228,057)     (632,247)         (259,711)       (130,100)
  Units transferred                           (238,651)        (580,734)       39,908           226,493         185,586
                                     -----------------  ---------------  ------------  ----------------  --------------
Increase (decrease) in units
  outstanding                                 (612,792)      (1,768,666)     (561,663)          (32,531)         55,747
Beginning units                              3,401,679        8,824,481     4,198,298         1,575,290       1,112,899
                                     -----------------  ---------------  ------------  ----------------  --------------
Ending units                                 2,788,887        7,055,815     3,636,635         1,542,759       1,168,646
                                     =================  ===============  ============  ================  ==============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)

                                     Cash Management  Corporate Bond   Davis Venture    "Dogs" of Wall   Emerging Markets
                                        Portfolio       Portfolio     Value Portfolio  Street Portfolio     Portfolio
                                        (Class 1)       (Class 1)        (Class 1)         (Class 1)        (Class 1)
                                     ---------------  --------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)       $       740,038  $    5,552,674  $       327,141  $        568,137  $       (846,323)

  Net realized gains (losses)             (3,329,735)        578,122      (24,721,591)       (3,536,304)      (17,082,819)
  Change in net unrealized
    appreciation (depreciation) of
    investments                              464,820      23,733,362      160,510,295         5,674,872        47,862,340
                                     ---------------  --------------  ---------------  ----------------  ----------------
    Increase (decrease) in net
      assets from operations              (2,124,877)     29,864,158      136,115,845         2,706,705        29,933,198
                                     ---------------  --------------  ---------------  ----------------  ----------------

From capital transactions:
  Net proceeds from units sold             5,699,809         312,384        1,615,306             9,362           163,345
  Cost of units redeemed                 (77,783,967)    (19,318,881)     (71,871,569)       (3,002,973)       (7,888,398)
  Net transfers                           (5,499,029)     11,011,299      (30,611,959)         (844,161)        5,975,760
  Contract maintenance charge                (97,530)        (51,117)        (363,863)          (14,212)          (33,168)
                                     ---------------  --------------  ---------------  ----------------  ----------------
    Increase (decrease) in net
      assets from capital
      transactions                       (77,680,717)     (8,046,315)    (101,232,085)       (3,851,984)       (1,782,461)
                                     ---------------  --------------  ---------------  ----------------  ----------------

Increase (decrease) in net assets        (79,805,594)     21,817,843       34,883,760        (1,145,279)       28,150,737
Net assets at beginning of period        186,373,001     105,636,170      525,791,927        20,330,702        41,703,578
                                     ---------------  --------------  ---------------  ----------------  ----------------
Net assets at end of period          $   106,567,407  $  127,454,013  $   560,675,687  $     19,185,423  $     69,854,315
                                     ===============  ==============  ===============  ================  ================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                 417,679          14,491           60,189             1,116            13,142
  Units redeemed                          (5,725,249)     (1,013,737)      (2,858,470)         (341,505)         (522,229)
  Units transferred                         (390,667)        596,024       (1,324,219)         (111,002)          375,007
                                     ---------------  --------------  ---------------  ----------------  ----------------
Increase (decrease) in units
  outstanding                             (5,698,237)       (403,222)      (4,122,500)         (451,391)         (134,080)
Beginning units                           13,589,028       6,240,647       21,525,126         2,229,026         3,636,407
                                     ---------------  --------------  ---------------  ----------------  ----------------
Ending units                               7,890,791       5,837,425       17,402,626         1,777,635         3,502,327
                                     ===============  ==============  ===============  ================  ================

                                        Equity                                                            Growth
                                     Opportunities     Fundamental     Global Bond   Global Equities  Opportunities
                                       Portfolio    Growth Portfolio    Portfolio       Portfolio       Portfolio
                                       (Class 1)        (Class 1)       (Class 1)       (Class 1)       (Class 1)
                                     -------------  ----------------  -------------  ---------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)       $     (79,628) $      (693,423)  $   1,119,279  $       810,060  $    (151,616)

  Net realized gains (losses)           (7,346,299)      (6,664,827)      2,381,622       (3,282,592)      (700,903)
  Change in net unrealized
    appreciation (depreciation) of
    investments                         16,365,117        20,775,557       (552,219)      17,569,530      2,398,243
                                     -------------  ----------------  -------------  ---------------  -------------
    Increase (decrease) in net
      assets from operations             8,939,190        13,417,307      2,948,682       15,096,998      1,545,724
                                     -------------  ----------------  -------------  ---------------  -------------

From capital transactions:
  Net proceeds from units sold             105,534           127,046        110,540          319,264        119,653
  Cost of units redeemed                (5,537,512)      (5,725,893)     (9,553,420)      (7,987,130)    (1,522,807)
  Net transfers                         (2,141,838)      (2,158,768)      1,225,447       (4,125,140)       229,317
  Contract maintenance charge              (25,903)         (48,104)        (24,048)         (46,970)        (6,398)
                                     -------------  ----------------  -------------  ---------------  -------------
    Increase (decrease) in net
      assets from capital
      transactions                      (7,599,719)      (7,805,719)     (8,241,481)     (11,839,976)    (1,180,235)
                                     -------------  ----------------  -------------  ---------------  -------------

Increase (decrease) in net assets        1,339,471         5,611,588     (5,292,799)       3,257,022        365,489
Net assets at beginning of period       35,474,098        45,125,727     65,988,275       65,401,932     10,348,589
                                     -------------  ----------------  -------------  ---------------  -------------
Net assets at end of period          $  36,813,569  $     50,737,315  $  60,695,476  $    68,658,954  $  10,714,078
                                     =============  ================  =============  ===============  =============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                 6,352            10,102          4,827           22,922         29,301
  Units redeemed                          (409,316)        (453,517)       (466,714)        (515,951)      (352,620)
  Units transferred                       (173,102)        (178,871)         34,138         (305,275)        54,715
                                     -------------  ----------------  -------------  ---------------  -------------
Increase (decrease) in units
  outstanding                             (576,066)        (622,286)       (427,749)        (798,304)      (268,604)
Beginning units                          2,848,230         3,874,789      3,232,771        4,455,237      2,415,458
                                     -------------  ----------------  -------------  ---------------  -------------
Ending units                             2,272,164         3,252,503      2,805,022        3,656,933      2,146,854
                                     =============  ================  =============  ===============  =============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)

                                                                        International        International
                                     Growth-Income  High-Yield Bond  Diversified Equities  Growth and Income  Marsico Focused
                                       Portfolio       Portfolio          Portfolio            Portfolio      Growth Portfolio
                                       (Class 1)       (Class 1)          (Class 1)            (Class 1)         (Class 1)
                                     -------------  ---------------  --------------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)       $    (146,152) $     6,207,290  $            (93,308) $      (1,001,331) $       (136,685)

  Net realized gains (losses)          (19,122,370)     (13,453,379)           (2,357,562)        (8,598,521)       (3,860,933)
  Change in net unrealized
    appreciation (depreciation) of
    investments                         54,239,941       34,204,927            15,984,841         23,968,600         8,318,548
                                     -------------  ---------------  --------------------  -----------------  ----------------
    Increase (decrease) in net
      assets from operations            34,971,419       26,958,838            13,533,971         14,368,748         4,320,930
                                     -------------  ---------------  --------------------  -----------------  ----------------

From capital transactions:
  Net proceeds from units sold             569,125          276,492               297,625            128,484            36,583
  Cost of units redeemed               (21,830,807)     (14,157,441)           (8,307,969)        (9,865,958)       (2,806,203)
  Net transfers                        (10,697,578)      11,398,461            (5,583,265)        (5,675,008)       (3,349,381)
  Contract maintenance charge             (124,287)         (38,284)              (35,275)           (42,738)          (10,560)
                                     -------------  ---------------  --------------------  -----------------  ----------------
    Increase (decrease) in net
      assets from capital
      transactions                     (32,083,547)      (2,520,772)          (13,628,884)       (15,455,220)       (6,129,561)
                                     -------------  ---------------  --------------------  -----------------  ----------------

Increase (decrease) in net assets        2,887,872       24,438,066               (94,913)        (1,086,472)       (1,808,631)
Net assets at beginning of period      158,513,305       67,100,538            64,521,307         72,266,380        20,454,275
                                     -------------  ---------------  --------------------  -----------------  ----------------
Net assets at end of period          $ 161,401,177  $    91,538,604  $         64,426,394  $      71,179,908  $     18,645,644
                                     =============  ===============  ====================  =================  ================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                26,639           16,700                22,634             16,611             4,565
  Units redeemed                        (1,096,336)        (869,443)             (809,222)          (927,639)         (341,259)
  Units transferred                       (544,352)         734,772              (619,921)          (584,630)         (413,533)
                                     -------------  ---------------  --------------------  -----------------  ----------------
Increase (decrease) in units
  outstanding                           (1,614,049)        (117,971)           (1,406,509)        (1,495,658)         (750,227)
Beginning units                          8,268,914        4,774,549             6,544,110          6,860,589         2,572,784
                                     -------------  ---------------  --------------------  -----------------  ----------------
Ending units                             6,654,865        4,656,578             5,137,601          5,364,931         1,822,557
                                     =============  ===============  ====================  =================  ================

                                     MFS Massachusetts
                                      Investors Trust   MFS Total Return  Mid-Cap Growth    Real Estate    Technology
                                         Portfolio          Portfolio        Portfolio       Portfolio     Portfolio
                                         (Class 1)          (Class 1)        (Class 1)       (Class 1)     (Class 1)
                                     -----------------  ----------------  --------------  --------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)       $        (110,569) $      4,484,344  $     (589,228) $      200,080  $   (147,926)

  Net realized gains (losses)               (2,880,587)      (11,739,680)     (5,921,607)     (9,839,579)   (2,650,775)
  Change in net unrealized
    appreciation (depreciation) of
    investments                             15,837,152        36,903,685      19,485,757      17,036,500     6,566,476
                                     -----------------  ----------------  --------------  --------------  ------------
    Increase (decrease) in net
      assets from operations                12,845,996        29,648,349      12,974,922       7,397,001     3,767,775
                                     -----------------  ----------------  --------------  --------------  ------------

From capital transactions:
  Net proceeds from units sold                 106,042           695,401         201,497          89,592        29,201
  Cost of units redeemed                    (7,896,389)      (30,950,315)     (5,815,731)     (4,516,581)     (748,017)
  Net transfers                             (1,104,590)       (7,627,153)       (401,011)     (3,219,935)    3,326,382
  Contract maintenance charge                  (44,993)         (115,059)        (29,592)        (18,351)       (5,618)
                                     -----------------  ----------------  --------------  --------------  ------------
    Increase (decrease) in net
      assets from capital
      transactions                          (8,939,930)      (37,997,126)     (6,044,837)     (7,665,275)    2,601,948
                                     -----------------  ----------------  --------------  --------------  ------------

Increase (decrease) in net assets            3,906,066        (8,348,777)      6,930,085        (268,274)    6,369,723
Net assets at beginning of period           62,320,505       214,130,913      36,492,261      35,535,662     6,613,662
                                     -----------------  ----------------  --------------  --------------  ------------
Net assets at end of period          $      66,226,571  $    205,782,136  $   43,422,346  $   35,267,388  $ 12,983,385
                                     =================  ================  ==============  ==============  ============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                     6,463            30,911          28,292           6,949        19,395
  Units redeemed                              (452,326)       (1,386,329)       (762,220)       (320,412)     (461,902)
  Units transferred                           (102,387)         (386,956)        (81,056)       (226,475)    1,991,568
                                     -----------------  ----------------  --------------  --------------  ------------
Increase (decrease) in units
  outstanding                                 (548,250)       (1,742,374)       (814,984)       (539,938)    1,549,061
Beginning units                              3,684,767         9,794,360       5,294,777       2,414,836     4,765,186
                                     -----------------  ----------------  --------------  --------------  ------------
Ending units                                 3,136,517         8,051,986       4,479,793       1,874,898     6,314,247
                                     =================  ================  ==============  ==============  ============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)

                                     Telecom Utility  Total Return Bond  Aggressive Growth  Alliance Growth
                                        Portfolio         Portfolio          Portfolio         Portfolio     Balanced Portfolio
                                        (Class 1)         (Class 1)          (Class 2)         (Class 2)         (Class 2)
                                     ---------------  -----------------  -----------------  ---------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)       $       673,827  $         352,488  $         (56,353) $      (324,248) $          152,786

  Net realized gains (losses)             (1,292,406)          (123,871)          (529,265)        (340,585)         (1,104,779)
  Change in net unrealized
    appreciation (depreciation) of
    investments                            5,053,221          4,954,068          1,752,361       10,133,324           2,772,827
                                     ---------------  -----------------  -----------------  ---------------  ------------------
    Increase (decrease) in net
      assets from operations               4,434,642          5,182,685          1,166,743        9,468,491           1,820,834
                                     ---------------  -----------------  -----------------  ---------------  ------------------

From capital transactions:
  Net proceeds from units sold               120,068            173,285             22,783           75,929              30,104
  Cost of units redeemed                  (2,429,964)        (8,904,708)          (551,267)      (4,879,584)         (1,275,461)
  Net transfers                           (1,782,892)        23,747,006            (95,504)      (1,372,655)              6,780
  Contract maintenance charge                (11,578)           (25,622)            (1,475)         (11,041)             (3,554)
                                     ---------------  -----------------  -----------------  ---------------  ------------------
    Increase (decrease) in net
      assets from capital
      transactions                        (4,104,366)        14,989,961           (625,463)      (6,187,351)         (1,242,131)
                                     ---------------  -----------------  -----------------  ---------------  ------------------

Increase (decrease) in net assets            330,276         20,172,646            541,280        3,281,140             578,703
Net assets at beginning of period         18,013,981         45,035,267          3,603,297       28,993,766           9,448,247
                                     ---------------  -----------------  -----------------  ---------------  ------------------
Net assets at end of period          $    18,344,257  $      65,207,913  $       4,144,577  $    32,274,906  $       10,026,950
                                     ===============  =================  =================  ===============  ==================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                   9,412              7,044              2,704            3,232               2,302
  Units redeemed                            (203,146)          (367,690)           (63,770)        (203,663)           (101,810)
  Units transferred                         (157,237)           981,809            (14,905)         (66,478)               (629)
                                     ---------------  -----------------  -----------------  ---------------  ------------------
Increase (decrease) in units
  outstanding                               (350,971)           621,163            (75,971)        (266,909)           (100,137)
Beginning units                            1,616,772          1,956,044            454,637        1,351,180             771,892
                                     ---------------  -----------------  -----------------  ---------------  ------------------
Ending units                               1,265,801          2,577,207            378,666        1,084,271             671,755
                                     ===============  =================  =================  ===============  ==================

                                     Blue Chip Growth  Capital Growth  Cash Management  Corporate Bond   Davis Venture
                                        Portfolio         Portfolio       Portfolio        Portfolio    Value Portfolio
                                         (Class 2)        (Class 2)       (Class 2)        (Class 2)       (Class 2)
                                     ----------------  --------------  ---------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)       $        (58,283) $      (38,971) $       186,330  $    1,827,294  $      (135,573)

  Net realized gains (losses)                (119,763)        (38,389)      (1,150,040)        225,592       (3,426,249)
  Change in net unrealized
    appreciation (depreciation) of
    investments                             1,403,886         922,243          175,908       8,149,580       26,107,014
                                     ----------------  --------------  ---------------  --------------  ---------------
    Increase (decrease) in net
      assets from operations                1,225,840         844,883         (787,802)     10,202,466       22,545,192
                                     ----------------  --------------  ---------------  --------------  ---------------

From capital transactions:
  Net proceeds from units sold                 13,623           1,656          454,465          82,833          380,561
  Cost of units redeemed                     (807,934)       (551,423)     (24,574,523)     (7,435,691)     (12,369,547)
  Net transfers                                (7,406)         88,483          916,094       3,773,001       (5,445,934)
  Contract maintenance charge                  (1,697)           (964)         (12,913)         (7,588)         (25,663)
                                     ----------------  --------------  ---------------  --------------  ---------------
    Increase (decrease) in net
      assets from capital
      transactions                           (803,414)       (462,248)     (23,216,877)     (3,587,445)     (17,460,583)
                                     ----------------  --------------  ---------------  --------------  ---------------

Increase (decrease) in net assets             422,426         382,635      (24,004,679)      6,615,021        5,084,609
Net assets at beginning of period           4,093,376       2,403,118       58,908,289      35,956,658       87,438,866
                                     ----------------  --------------  ---------------  --------------  ---------------
Net assets at end of period          $      4,515,802  $    2,785,753  $    34,903,610  $   42,571,679  $    92,523,475
                                     ================  ==============  ===============  ==============  ===============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                    2,974             313           33,939           4,347           15,403
  Units redeemed                             (171,698)       (103,229)      (1,826,812)       (390,997)        (479,280)
  Units transferred                            (4,353)         15,104           63,808         213,554         (231,294)
                                     ----------------  --------------  ---------------  --------------  ---------------
Increase (decrease) in units
  outstanding                                (173,077)        (87,812)      (1,729,065)       (173,096)        (695,171)
Beginning units                               965,310         493,298        4,347,197       2,152,104        3,585,624
                                     ----------------  --------------  ---------------  --------------  ---------------
Ending units                                  792,233         405,486        2,618,132       1,979,008        2,890,453
                                     ================  ==============  ===============  ==============  ===============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)

                                                                            Equity
                                      "Dogs" of Wall   Emerging Markets  Opportunities  Foreign Value    Fundamental
                                     Street Portfolio     Portfolio        Portfolio      Portfolio    Growth Portfolio
                                        (Class 2)         (Class 2)        (Class 2)      (Class 2)        (Class 2)
                                     ----------------  ----------------  -------------  -------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)       $        202,120  $       (174,646) $     (33,353) $     426,753  $        (49,408)

  Net realized gains (losses)              (1,135,978)       (7,666,538)    (1,512,521)        85,382          (134,178)
  Change in net unrealized
    appreciation (depreciation) of
    investments                             2,031,324        13,969,937      3,304,041      8,611,652         1,098,568
                                     ----------------  ----------------  -------------  -------------  ----------------
    Increase (decrease) in net
      assets from operations                1,097,466         6,128,753      1,758,167      9,123,787           914,982
                                     ----------------  ----------------  -------------  -------------  ----------------

From capital transactions:
  Net proceeds from units sold                 10,185            23,335         20,851        152,669            31,871
  Cost of units redeemed                   (1,048,282)       (2,545,363)    (1,058,498)    (3,845,747)         (451,993)
  Net transfers                              (201,564)          855,875       (349,613)    (1,677,239)          (85,291)
  Contract maintenance charge                  (2,426)           (3,317)        (2,416)        (9,340)           (1,193)
                                     ----------------  ----------------  -------------  -------------  ----------------
    Increase (decrease) in net
      assets from capital
      transactions                         (1,242,087)       (1,669,470)    (1,389,676)    (5,379,657)         (506,606)
                                     ----------------  ----------------  -------------  -------------  ----------------

Increase (decrease) in net assets            (144,621)        4,459,283        368,491      3,744,130           408,376
Net assets at beginning of period           7,493,474         8,475,790      7,314,519     36,871,951         3,020,623
                                     ----------------  ----------------  -------------  -------------  ----------------
Net assets at end of period          $      7,348,853  $     12,935,073  $   7,683,010  $  40,616,081  $      3,428,999
                                     ================  ================  =============  =============  ================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                    1,351             1,756          1,512         11,243             2,607
  Units redeemed                             (118,262)         (161,473)       (85,111)      (273,291)          (35,035)
  Units transferred                           (24,392)           68,639        (30,283)      (133,481)           (6,915)
                                     ----------------  ----------------  -------------  -------------  ----------------
Increase (decrease) in units
  outstanding                                (141,303)          (91,078)      (113,882)      (395,529)          (39,343)
Beginning units                               831,949           750,608        595,320      2,825,852           261,738
                                     ----------------  ----------------  -------------  -------------  ----------------
Ending units                                  690,646           659,530        481,438      2,430,323           222,395
                                     ================  ================  =============  =============  ================

                                                                       Growth
                                     Global Bond   Global Equities  Opportunities  Growth-Income  High-Yield Bond
                                      Portfolio       Portfolio       Portfolio      Portfolio       Portfolio
                                      (Class 2)       (Class 2)       (Class 2)      (Class 2)       (Class 2)
                                     ------------  ---------------  -------------  -------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)       $    274,450  $        76,078  $     (64,952) $     (41,301) $     1,483,065

  Net realized gains (losses)             630,606         (373,452)       (42,741)    (1,339,970)      (3,180,865)
  Change in net unrealized
    appreciation (depreciation) of
    investments                          (138,095)       1,905,082        749,204      3,771,256        8,301,028
                                     ------------  ---------------  -------------  -------------  ---------------
    Increase (decrease) in net
      assets from operations              766,961        1,607,708        641,511      2,389,985        6,603,228
                                     ------------  ---------------  -------------  -------------  ---------------

From capital transactions:
  Net proceeds from units sold             63,216            7,599          8,998         26,760          142,382
  Cost of units redeemed               (3,314,445)        (818,830)      (444,364)    (2,059,691)      (4,423,199)
  Net transfers                           276,981         (150,699)       211,344       (942,267)       4,809,307
  Contract maintenance charge              (3,235)          (2,361)        (1,153)        (4,882)          (3,943)
                                     ------------  ---------------  -------------  -------------  ---------------
    Increase (decrease) in net
      assets from capital
      transactions                     (2,977,483)        (964,291)      (225,175)    (2,980,080)         524,547
                                     ------------  ---------------  -------------  -------------  ---------------

Increase (decrease) in net assets      (2,210,522)         643,417        416,336       (590,095)       7,127,775
Net assets at beginning of period      18,379,687        7,189,938      4,216,280     11,915,819       15,118,489
                                     ------------  ---------------  -------------  -------------  ---------------
Net assets at end of period          $ 16,169,165  $     7,833,355  $   4,632,616  $  11,325,724  $    22,246,264
                                     ============  ===============  =============  =============  ===============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                3,055              495          2,264          1,299            9,447
  Units redeemed                         (161,683)         (54,151)      (106,143)      (103,560)        (271,658)
  Units transferred                         6,626          (17,268)        49,235        (50,351)         321,857
                                     ------------  ---------------  -------------  -------------  ---------------
Increase (decrease) in units
  outstanding                            (152,002)         (70,924)       (54,644)      (152,612)          59,646
Beginning units                           906,808          492,240        996,083        621,649        1,090,907
                                     ------------  ---------------  -------------  -------------  ---------------
Ending units                              754,806          421,316        941,439        469,037        1,150,553
                                     ============  ===============  =============  =============  ===============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)

                                        International        International                      MFS Massachusetts
                                     Diversified Equities  Growth and Income  Marsico Focused    Investors Trust   MFS Total Return
                                          Portfolio            Portfolio      Growth Portfolio      Portfolio         Portfolio
                                          (Class 2)            (Class 2)         (Class 2)          (Class 2)         (Class 2)
                                      -------------------  -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)       $            (94,230) $        (195,095) $       (175,408) $         (48,820) $      1,294,717

  Net realized gains (losses)                  (1,237,980)        (1,274,026)       (2,390,233)           168,506        (4,167,053)
  Change in net unrealized
    appreciation (depreciation) of
    investments                                 7,632,612          4,245,672         7,155,180          2,754,806        12,057,696
                                     --------------------  -----------------  ----------------  -----------------  ----------------
    Increase (decrease) in net
      assets from operations                    6,300,402          2,776,551         4,589,539          2,874,492         9,185,360
                                     --------------------  -----------------  ----------------  -----------------  ----------------

From capital transactions:
  Net proceeds from units sold                    109,109            104,123           129,843             53,027           135,977
  Cost of units redeemed                       (3,179,534)        (1,867,662)       (2,364,230)        (1,943,533)      (10,916,406)
  Net transfers                                (1,861,077)          (390,872)       (1,728,801)           544,493        (2,287,400)
  Contract maintenance charge                      (8,336)            (3,416)           (4,460)            (3,646)          (18,983)
                                     --------------------  -----------------  ----------------  -----------------  ----------------
    Increase (decrease) in net
      assets from capital
      transactions                             (4,939,838)        (2,157,827)       (3,967,648)        (1,349,659)      (13,086,812)
                                     --------------------  -----------------  ----------------  -----------------  ----------------

Increase (decrease) in net assets               1,360,564            618,724           621,891          1,524,833        (3,901,452)
Net assets at beginning of period              28,661,259         13,180,687        19,729,754         13,304,132        67,652,883
                                     --------------------  -----------------  ----------------  -----------------  ----------------
Net assets at end of period          $         30,021,823  $      13,799,411  $     20,351,645  $      14,828,965  $     63,751,431
                                     ====================  =================  ================  =================  ================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                       10,831             10,685            15,965              3,120             6,185
  Units redeemed                                 (310,001)          (175,412)         (282,989)          (110,563)         (483,122)
  Units transferred                              (215,737)           (44,043)         (228,528)            23,882          (114,600)
                                     --------------------  -----------------  ----------------  -----------------  ----------------
Increase (decrease) in units
  outstanding                                    (514,907)          (208,770)         (495,552)           (83,561)         (591,537)
Beginning units                                 2,942,098          1,254,873         2,511,164            791,605         3,096,393
                                     --------------------  -----------------  ----------------  -----------------  ----------------
Ending units                                    2,427,191          1,046,103         2,015,612            708,044         2,504,856
                                     ====================  =================  ================  =================  ================

                                     Mid-Cap Growth  Real Estate  Small & Mid Cap   Technology    Telecom Utility
                                       Portfolio      Portfolio   Value Portfolio    Portfolio       Portfolio
                                       (Class 2)      (Class 2)      (Class 2)       (Class 2)       (Class 2)
                                     --------------  -----------  ---------------  -------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)       $     (293,570) $    39,015  $      (197,038) $     (53,265) $        99,226

  Net realized gains (losses)              (587,362)  (3,850,161)      (1,890,642)      (741,858)        (399,308)
  Change in net unrealized
    appreciation (depreciation) of
    investments                           7,215,053    6,208,160        9,934,535      2,109,001        1,011,383
                                     --------------  -----------  ---------------  -------------  ---------------
    Increase (decrease) in net
      assets from operations              6,334,121    2,397,014        7,846,855      1,313,878          711,301
                                     --------------  -----------  ---------------  -------------  ---------------

From capital transactions:
  Net proceeds from units sold               81,636       17,797          178,733         24,269            3,359
  Cost of units redeemed                 (3,003,615)  (1,367,081)      (2,767,169)      (597,529)        (425,119)
  Net transfers                            (912,625)    (446,488)      (1,855,428)       751,221         (288,957)
  Contract maintenance charge                (6,814)      (3,005)          (6,197)        (1,450)          (1,003)
                                     --------------  -----------  ---------------  -------------  ---------------
    Increase (decrease) in net
      assets from capital
      transactions                       (3,841,418)  (1,798,777)      (4,450,061)       176,511         (711,720)
                                     --------------  -----------  ---------------  -------------  ---------------

Increase (decrease) in net assets         2,492,703      598,237        3,396,794      1,490,389             (419)
Net assets at beginning of period        18,376,734   10,191,024       23,050,950      2,767,883        2,903,254
                                     --------------  -----------  ---------------  -------------  ---------------
Net assets at end of period          $   20,869,437  $10,789,261  $    26,447,744  $   4,258,272  $     2,902,835
                                     ==============  ===========  ===============  =============  ===============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                 10,491        1,278           14,660         14,943              296
  Units redeemed                           (390,453)     (97,641)        (213,318)      (360,804)         (35,969)
  Units transferred                        (123,014)     (23,441)        (156,172)       428,284          (25,023)
                                     --------------  -----------  ---------------  -------------  ---------------
Increase (decrease) in units
    outstanding                            (502,976)    (119,804)        (354,830)        82,423          (60,696)
Beginning units                           2,663,058      702,589        1,959,032      2,020,598          264,730
                                     --------------  -----------  ---------------  -------------  ---------------
Ending units                              2,160,082      582,785        1,604,202      2,103,021          204,034
                                     ==============  ===========  ===============  =============  ===============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2009
                                  (continued)

                                                                                                    American Funds    American Funds
                                             Total Return Bond  Aggressive Growth  Alliance Growth  Asset Allocation  Global Growth
                                                 Portfolio          Portfolio         Portfolio      SAST Portfolio   SAST Portfolio
                                                 (Class 2)          (Class 3)         (Class 3)         (Class 3)       (Class 3)
                                             -----------------  -----------------  ---------------  ----------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                 $      97,617      $    (142,700)    $  (1,604,230)   $     257,967    $     784,951

  Net realized gains (losses)                        389,810         (1,449,563)       (4,222,658)        (250,295)       1,447,556
  Change in net unrealized appreciation
    (depreciation) of investments                  1,169,641          4,600,728        47,673,158        7,258,913       33,666,342
                                               -------------      -------------     -------------    -------------    -------------

    Increase (decrease) in net assets
      from operations                              1,657,068          3,008,465        41,846,270        7,266,585       35,898,849
                                               -------------      -------------     -------------    -------------    -------------

From capital transactions:
  Net proceeds from units sold                        69,251            292,777           752,134        4,267,082       18,990,672
  Cost of units redeemed                          (3,497,532)          (871,350)      (12,330,000)      (1,481,820)      (4,652,488)
  Net transfers                                   12,093,344            455,713       (11,564,536)       4,720,518        5,450,053
  Contract maintenance charge                         (2,428)            (3,467)          (41,832)          (5,185)         (17,288)
                                               -------------      -------------     -------------    -------------    -------------
    Increase (decrease) in net assets
      from capital transactions                    8,662,635           (126,327)      (23,184,234)       7,500,595       19,770,949
                                               -------------      -------------     -------------    -------------    -------------

Increase (decrease) in net assets                 10,319,703          2,882,138        18,662,036       14,767,180       55,669,798
Net assets at beginning of period                 11,974,186          8,432,205       123,435,605       29,342,054       83,871,758
                                               -------------      -------------     -------------    -------------    -------------
Net assets at end of period                    $  22,293,889      $  11,314,343     $ 142,097,641    $  44,109,234    $ 139,541,556
                                               =============      =============     =============    =============    =============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                           2,764             37,584            35,347          513,155        2,133,339
  Units redeemed                                    (144,560)           (99,155)         (512,789)        (185,980)        (561,747)
  Units transferred                                  509,246             40,921          (513,943)         592,715          630,750
                                               -------------      -------------     -------------    -------------    -------------
Increase (decrease) in units outstanding             367,450            (20,650)         (991,385)         919,890        2,202,342
Beginning units                                      527,462          1,077,634         5,913,605        3,863,276       11,445,291
                                               -------------      -------------     -------------    -------------    -------------
Ending units                                         894,912          1,056,984         4,922,220        4,783,166       13,647,633
                                               =============      =============     =============    =============    =============

                                             American Funds  American Funds
                                               Growth SAST   Growth-Income                       Blue Chip Growth  Capital Growth
                                                Portfolio    SAST Portfolio  Balanced Portfolio     Portfolio        Portfolio
                                                (Class 3)      (Class 3)         (Class 3)          (Class 3)        (Class 3)
                                             --------------  --------------  ------------------  ----------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)               $     179,142   $     755,403     $     207,676      $    (179,013)   $    (710,915)

  Net realized gains (losses)                    3,230,680         916,478          (830,064)          (784,472)      (5,389,779)
  Change in net unrealized appreciation
    (depreciation) of investments               35,004,606      31,327,702         3,377,675          4,455,160       21,261,445
                                             -------------   -------------     -------------      -------------    -------------
    Increase (decrease) in net assets
      from operations                           38,414,428      32,999,583         2,755,287          3,491,675       15,160,751
                                             -------------   -------------     -------------      -------------    -------------

From capital transactions:
  Net proceeds from units sold                  13,171,109       8,191,080         1,232,816          3,230,430          224,188
  Cost of units redeemed                        (5,625,475)     (6,790,011)       (1,734,476)          (992,326)      (2,596,911)
  Net transfers                                  3,117,833       3,961,946         3,160,429          2,527,579       (3,046,027)

  Contract maintenance charge                      (18,631)        (22,336)           (3,906)            (2,983)         (10,012)
                                             -------------   -------------     -------------      -------------    -------------
    Increase (decrease) in net assets
      from capital transactions                 10,644,836       5,340,679         2,654,863          4,762,700       (5,428,762)
                                             -------------   -------------     -------------      -------------    -------------

Increase (decrease) in net assets               49,059,264      38,340,262         5,410,150          8,254,375        9,731,989
Net assets at beginning of period              100,292,669     108,459,833        12,468,044          8,965,595       40,122,091
                                             -------------   -------------     -------------      -------------    -------------
Net assets at end of period                  $ 149,351,933   $ 146,800,095     $  17,878,194      $  17,219,970    $  49,854,080
                                             =============   =============     =============      =============    =============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                     1,730,208       1,164,984           100,220            535,863           40,192
  Units redeemed                                  (776,662)       (955,667)         (134,722)          (208,513)        (457,670)
  Units transferred                                436,642         632,408           229,923            490,905         (534,574)
                                             -------------   -------------     -------------     --------------    -------------
Increase (decrease) in units outstanding         1,390,188         841,725           195,421            818,255         (952,052)
Beginning units                                 15,565,187      16,380,570         1,041,860          2,094,386        8,151,653
                                             -------------   -------------     -------------     --------------    -------------
Ending units                                    16,955,375      17,222,295         1,237,281          2,912,641        7,199,601
                                             =============   =============     =============     ==============    =============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2009
                                  (continued)

                                             Cash Management  Corporate Bond   Davis Venture    "Dogs" of Wall   Emerging Markets
                                                Portfolio        Portfolio    Value Portfolio  Street Portfolio     Portfolio
                                                (Class 3)        (Class 3)       (Class 3)         (Class 3)        (Class 3)
                                             ---------------  --------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                $   1,218,593   $  18,463,971    $  (1,190,957)   $     329,258    $   (1,783,332)

  Net realized gains (losses)                    (6,773,828)     (1,533,964)     (24,718,451)      (2,352,438)      (56,238,893)
  Change in net unrealized appreciation
    (depreciation) of investments                       118      80,624,612      139,823,331        3,913,154       117,786,607
                                              -------------   -------------    -------------    -------------    --------------
    Increase (decrease) in net assets
      from operations                            (5,555,117)     97,554,619      113,913,923        1,889,974        59,764,382
                                              -------------   -------------    -------------    -------------    --------------

From capital transactions:
  Net proceeds from units sold                   13,059,694      16,049,376       13,294,379           98,761         4,221,385
  Cost of units redeemed                       (117,085,055)    (35,888,130)     (35,470,427)      (1,106,003)       (8,515,983)
  Net transfers                                 (21,898,457)     37,992,222      (14,586,560)         509,176        (2,267,552)
  Contract maintenance charge                       (64,117)        (79,897)         (94,378)          (2,906)          (26,504)
                                              -------------   -------------    -------------    -------------    --------------
    Increase (decrease) in net assets
      from capital transactions                (125,987,935)     18,073,571      (36,856,986)        (500,972)       (6,588,654)
                                              -------------   -------------    -------------    -------------    --------------

Increase (decrease) in net assets              (131,543,052)    115,628,190       77,056,937        1,389,002        53,175,728
Net assets at beginning of period               368,421,385     344,108,880      394,189,704       11,223,963        85,778,979
                                              -------------   -------------    -------------    -------------    --------------
Net assets at end of period                   $ 236,878,333   $ 459,737,070    $ 471,246,641    $  12,612,965    $  138,954,707
                                              =============   =============    =============    =============    ==============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                      1,072,532         971,600          771,056           11,008           313,277
  Units redeemed                                 (8,833,260)     (1,936,883)      (1,407,168)        (124,658)         (590,142)
  Units transferred                              (1,733,441)      1,940,898         (465,752)          55,882          (222,363)
                                              -------------   -------------    -------------    -------------    --------------
Increase (decrease) in units outstanding         (9,494,169)        975,615       (1,101,864)         (57,768)         (499,228)
Beginning units                                  27,536,857      21,366,957       16,951,318        1,261,706         7,858,873
                                              -------------   -------------    -------------    -------------    --------------
Ending units                                     18,042,688      22,342,572       15,849,454        1,203,938         7,359,645
                                              =============   =============    =============    =============    ==============

                                                Equity
                                             Opportunities  Foreign Value    Fundamental      Global Bond   Global Equities
                                               Portfolio      Portfolio    Growth Portfolio    Portfolio      Portfolio
                                               (Class 3)      (Class 3)       (Class 3)        (Class 3)      (Class 3)
                                             -------------  -------------  ----------------  -------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)               $    (194,456) $   2,753,031   $  (1,113,378)   $   1,998,802    $     172,110

  Net realized gains (losses)                   (6,775,030)    (5,739,647)     (6,911,461)       3,818,733       (1,336,800)
  Change in net unrealized appreciation
    (depreciation) of investments               14,819,342     69,238,267      28,296,709         (291,563)       5,437,933
                                             -------------  -------------   -------------    -------------    -------------
    Increase (decrease) in net assets
      from operations                            7,849,856     66,251,651      20,271,870        5,525,972        4,273,243
                                             -------------  -------------   -------------    -------------    -------------

From capital transactions:
  Net proceeds from units sold                     184,299     20,160,266         371,335        6,900,486        1,058,447
  Cost of units redeemed                        (4,114,254)   (24,962,649)     (3,847,956)     (10,607,400)      (1,844,822)
  Net transfers                                 (1,707,922)      (823,435)     (4,428,204)      17,020,570          (49,576)
  Contract maintenance charge                       (7,735)       (67,057)        (15,436)         (17,850)          (3,919)
                                             -------------  -------------   -------------    -------------    -------------
    Increase (decrease) in net assets
      from capital transactions                 (5,645,612)    (5,692,875)     (7,920,261)      13,295,806         (839,870)
                                             -------------  -------------   -------------    -------------    -------------

Increase (decrease) in net assets                2,204,244     60,558,776      12,351,609       18,821,778        3,433,373
Net assets at beginning of period               30,473,527    250,475,847      65,512,346      111,899,875       17,737,627
                                             -------------  -------------   -------------    -------------    -------------
Net assets at end of period                  $  32,677,771  $ 311,034,623   $  77,863,955    $ 130,721,653    $  21,171,000
                                             =============  =============   =============    =============    =============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                        12,779      1,639,319          31,442          403,665           80,427
  Units redeemed                                  (313,805)    (1,814,129)       (317,142)        (533,331)        (124,157)
  Units transferred                               (129,849)       (49,605)       (377,043)         850,270           (7,606)
                                             -------------  -------------   -------------    -------------    -------------
Increase (decrease) in units outstanding          (430,875)      (224,415)       (662,743)         720,604          (51,336)
Beginning units                                  2,510,604     19,597,947       6,033,489        5,717,683        1,267,375
                                             -------------  -------------   -------------    -------------    -------------
Ending units                                     2,079,729     19,373,532       5,370,746        6,438,287        1,216,039
                                             =============  =============   =============    =============    =============

    The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2009
                                  (continued)

                                                 Growth                                         International       International
                                             Opportunities  Growth-Income  High-Yield Bond  Diversified Equities     Growth and
                                               Portfolio      Portfolio       Portfolio           Portfolio       Income Portfolio
                                               (Class 3)      (Class 3)       (Class 3)           (Class 3)          (Class 3)
                                             -------------  -------------  ---------------  --------------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)               $   (774,533)  $    (57,968)   $   5,743,528      $    (962,772)      $  (2,975,499)

  Net realized gains (losses)                  (1,052,481)    (1,544,655)     (13,739,803)        (8,510,401)        (29,588,202)
  Change in net unrealized appreciation
    (depreciation) of investments              10,402,763      4,459,425       33,254,923         54,331,188          79,166,626
                                             ------------   ------------    -------------      -------------       -------------
    Increase (decrease) in net assets
      from operations                           8,575,749      2,856,802       25,258,648         44,858,015          46,602,925
                                             ------------   ------------    -------------      -------------       -------------

From capital transactions:
  Net proceeds from units sold                  7,735,545        576,304        3,652,072          1,246,507           5,950,289
  Cost of units redeemed                       (2,886,867)    (1,276,799)      (7,607,313)       (16,417,979)        (11,783,384)
  Net transfers                                 8,882,630       (587,247)      23,080,149        (11,863,634)           (682,729)
  Contract maintenance charge                      (9,384)        (3,730)         (13,899)           (57,383)            (40,612)
                                             ------------   ------------    -------------      -------------       -------------
    Increase (decrease) in net assets
      from capital transactions                13,721,924     (1,291,472)      19,111,009        (27,092,489)         (6,556,436)
                                             ------------   ------------    -------------      -------------       -------------

Increase (decrease) in net assets              22,297,673      1,565,330       44,369,657         17,765,526          40,046,489
Net assets at beginning of period              41,499,559     12,111,735       52,587,028        191,793,161         174,115,497
                                             ------------   ------------    -------------      -------------       -------------
Net assets at end of period                  $ 63,797,232   $ 13,677,065    $  96,956,685      $ 209,558,687       $ 214,161,986
                                             ============   ============    =============      =============       =============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                    1,595,694         32,602          277,857             97,873             662,655
  Units redeemed                                 (669,477)       (65,557)        (477,317)        (1,617,291)         (1,115,948)
  Units transferred                             1,981,707        (32,725)       1,546,423         (1,257,350)            171,283
                                             ------------   -----------    -------------      -------------       -------------
Increase (decrease) in units outstanding        2,907,924        (65,680)       1,346,963         (2,776,768)           (282,010)
Beginning units                                 9,697,948        664,354        3,893,054         20,024,399          17,353,104
                                             ------------   -----------    -------------      -------------       -------------
Ending units                                   12,605,872        598,674        5,240,017         17,247,631          17,071,094
                                             ============   ============   ==============     ==============      ==============

                                                                MFS Massachusetts
                                               Marsico Focused   Investors Trust   MFS Total Return  Mid-Cap Growth    Real Estate
                                              Growth Portfolio      Portfolio         Portfolio         Portfolio       Portfolio
                                                  (Class 3)         (Class 3)         (Class 3)         (Class 3)       (Class 3)
                                              ----------------  -----------------  ----------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                 $    (294,148)     $    (257,596)    $   4,026,808    $    (860,344)   $     329,268

  Net realized gains (losses)                     (3,228,656)          (340,830)      (13,330,845)      (2,144,128)     (36,540,253)
  Change in net unrealized appreciation
    (depreciation) of investments                 10,686,642         17,086,723        39,305,185       21,402,058       70,695,048
                                               -------------      -------------     -------------    -------------    -------------
    Increase (decrease) in net assets
      from operations                              7,163,838         16,488,297        30,001,148       18,397,586       34,484,063
                                               -------------      -------------     -------------    -------------    -------------

From capital transactions:
  Net proceeds from units sold                     4,295,579         11,976,126         2,832,358        1,173,155        9,213,226
  Cost of units redeemed                          (2,177,793)        (5,014,263)      (20,777,998)      (4,939,561)      (7,510,584)
  Net transfers                                    1,241,993         11,283,412         7,088,909           27,106       (1,332,210)
  Contract maintenance charge                         (5,511)           (12,335)          (49,378)         (16,960)         (25,651)
                                               -------------      -------------     -------------    -------------    -------------
    Increase (decrease) in net assets
      from capital transactions                    3,354,268         18,232,940       (10,906,109)      (3,756,260)         344,781
                                               -------------      -------------     -------------    -------------    -------------

Increase (decrease) in net assets                 10,518,106         34,721,237        19,095,039       14,641,326       34,828,844
Net assets at beginning of period                 25,555,803         54,369,774       200,778,021       49,132,664      102,996,168
                                               -------------      -------------     -------------    -------------    -------------
Net assets at end of period                    $  36,073,909      $  89,091,011     $ 219,873,060    $  63,773,990    $ 137,825,012
                                               =============      =============     =============    =============    =============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                         476,579            851,030           165,872          140,254          901,809
  Units redeemed                                    (259,168)          (297,697)         (932,449)        (640,074)        (565,267)
  Units transferred                                  125,865            738,078           301,538          (15,814)         309,345
                                               -------------      -------------     -------------    -------------    -------------
Increase (decrease) in units outstanding             343,276          1,291,411          (465,039)        (515,634)         645,887
Beginning units                                    3,288,769          3,410,408         9,391,238        7,175,903        7,733,538
                                               -------------      -------------     -------------    -------------    -------------
Ending units                                       3,632,045          4,701,819         8,926,199        6,660,269        8,379,425
                                               =============      =============     =============    =============    =============

  The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2009
                                  (continued)

                                             Small & Mid Cap   Small Company     Technology    Telecom Utility  Total Return Bond
                                             Value Portfolio  Value Portfolio    Portfolio        Portfolio         Portfolio
                                                (Class 3)        (Class 3)       (Class 3)        (Class 3)         (Class 3)
                                             ---------------  ---------------  --------------  ---------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                $  (2,506,570)   $    (740,512)   $    (253,134)   $     292,193   $     814,086

  Net realized gains (losses)                   (10,653,269)      (5,416,882)      (1,948,059)      (1,108,132)      1,480,486
  Change in net unrealized appreciation
    (depreciation) of investments               102,675,216       26,585,362        8,289,627        2,905,282       8,242,058
                                              -------------    -------------    -------------    -------------   -------------
    Increase (decrease) in net assets
      from operations                            89,515,377       20,427,968        6,088,434        2,089,343      10,536,630
                                              -------------    -------------    -------------    -------------   -------------

From capital transactions:
  Net proceeds from units sold                   16,153,772        6,851,436          429,490          263,644      35,940,897
  Cost of units redeemed                        (20,609,588)      (4,038,395)      (1,195,735)        (622,810)     (8,077,662)
  Net transfers                                  (9,710,010)       2,519,708        4,283,722          402,679      75,058,765
  Contract maintenance charge                       (63,016)         (14,489)          (4,292)          (1,757)        (13,121)
                                              -------------    -------------    -------------    -------------   -------------
    Increase (decrease) in net assets
      from capital transactions                 (14,228,842)       5,318,260        3,513,185           41,756     102,908,879
                                              -------------    -------------    -------------    -------------   -------------

Increase (decrease) in net assets                75,286,535       25,746,228        9,601,619        2,131,099     113,445,509
Net assets at beginning of period               226,990,705       63,503,984       11,373,447        6,565,972      80,663,357
                                              -------------    -------------    -------------    -------------   -------------
Net assets at end of period                   $ 302,277,240    $  89,250,212    $  20,975,066    $   8,697,071   $ 194,108,866
                                              =============    =============    =============    =============   =============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                      1,407,378          997,814          179,201           21,830       1,902,865
  Units redeemed                                 (1,618,638)        (622,462)        (718,314)         (55,435)       (363,030)
  Units transferred                                (559,066)         495,334        2,548,131           48,849       3,370,057
                                              -------------    -------------    -------------    -------------   -------------
Increase (decrease) in units outstanding           (770,326)         870,686        2,009,018           15,244       4,909,892
Beginning units                                  19,911,678       10,485,697        8,297,874          609,731       3,920,292
                                              -------------    -------------    -------------    -------------   -------------
Ending units                                     19,141,352       11,356,383       10,306,892          624,975       8,830,184
                                              =============    =============    =============    =============   =============

                                               Invesco Van                   Invesco Van
                                               Kampen V.I.    Invesco Van    Kampen V.I.    Diversified
                                             Capital Growth   Kampen V.I.    Growth and    International  Equity Income
                                                  Fund       Comstock Fund   Income Fund      Account        Account
                                               (Class II)      (Class II)     (Class II)     (Class 1)      (Class 1)
                                             --------------  -------------  -------------   ------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)               $    (286,628)  $   5,479,220  $   7,466,905  $      78,463  $   1,079,493

  Net realized gains (losses)                     (540,297)    (16,025,887)   (15,769,441)      (407,526)    (2,709,454)
  Change in net unrealized appreciation
    (depreciation) of investments                9,402,068      58,991,227     86,650,186        875,649      5,455,389
                                             -------------   -------------  -------------  -------------  -------------
    Increase (decrease) in net assets
      from operations                            8,575,143      48,444,560     78,347,650        546,586      3,825,428
                                             -------------   -------------  -------------  -------------  -------------

From capital transactions:
  Net proceeds from units sold                     261,318      12,457,788     16,343,297            595         11,607
  Cost of units redeemed                        (2,175,206)    (21,453,625)   (33,260,846)      (184,480)    (3,871,709)
  Net transfers                                  7,490,173       1,967,052      4,683,976        242,634     (1,823,521)
  Contract maintenance charge                       (7,341)        (76,652)      (114,013)          (558)        (8,080)
                                             -------------   -------------  -------------  -------------  -------------
    Increase (decrease) in net assets
      from capital transactions                  5,568,944      (7,105,437)   (12,347,586)        58,191     (5,691,703)
                                             -------------   -------------  -------------  -------------  -------------

Increase (decrease) in net assets               14,144,087      41,339,123     66,000,064        604,777     (1,866,275)
Net assets at beginning of period               11,619,042     192,729,911    359,361,497      2,209,666     28,164,053
                                             -------------   -------------  -------------  -------------  -------------
Net assets at end of period                  $  25,763,129   $ 234,069,034  $ 425,361,561  $   2,814,443  $  26,297,778
                                             =============   =============  =============  =============  =============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                        31,946       1,464,474      1,661,800            129          2,190
  Units redeemed                                  (297,273)     (2,411,270)    (3,163,041)       (37,582)      (563,424)
  Units transferred                              1,009,794         203,255        588,804         44,377       (275,461)
                                             -------------   -------------  -------------  -------------  -------------
Increase (decrease) in units outstanding           744,467        (743,541)      (912,437)         6,924       (836,695)
Beginning units                                  2,073,166      22,559,089     35,118,591        466,175      3,970,484
                                             -------------   -------------  -------------  -------------  -------------
Ending units                                     2,817,633      21,815,548     34,206,154        473,099      3,133,789
                                             =============   =============  =============  =============  =============

  The accompanying notes are an integral part of the financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2009
                                  (continued)

                                             Government & High
                                                Quality Bond                    LargeCap Blend   LargeCap Growth  MidCap Blend
                                                  Account       Income Account    Account II         Account        Account
                                                 (Class 1)         (Class 1)      (Class 1)         (Class 1)      (Class 1)
                                             -----------------   -------------  --------------   ---------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)                 $    441,528      $  1,022,032    $     12,412     $     (5,025)   $     16,827
                                               ------------      ------------    ------------     ------------    ------------

  Net realized gains (losses)                       (91,345)         (230,428)     (1,210,111)         (14,409)       (271,970)
  Change in net unrealized appreciation
    (depreciation) of investments                   (35,161)          989,397       2,081,707          171,795         996,990
                                               ------------      ------------    ------------     ------------    ------------
    Increase (decrease) in net assets
      from operations                               315,022         1,781,001         884,008          152,361         741,847
                                               ------------      ------------    ------------     ------------    ------------

From capital transactions:
  Net proceeds from units sold                       74,686            70,283             378              100             109
  Cost of units redeemed                         (1,589,937)       (1,440,520)       (646,355)        (121,617)       (425,007)
  Net transfers                                     348,085            65,424        (592,796)          (9,430)         (5,103)
  Contract maintenance charge                        (2,929)           (2,298)         (1,592)            (520)           (916)
                                               ------------      ------------    ------------     ------------    ------------
    Increase (decrease) in net assets
      from capital transactions                  (1,170,095)       (1,307,111)     (1,240,365)        (131,467)       (430,917)
                                               ------------      ------------    ------------     ------------    ------------

Increase (decrease) in net assets                  (855,073)          473,890        (356,357)          20,894         310,930
Net assets at beginning of period                 7,105,252        11,598,933       4,143,148          724,967       3,240,323
                                               ------------      ------------    ------------     ------------    ------------
Net assets at end of period                    $  6,250,179      $ 12,072,823    $  3,786,791     $    745,861    $  3,551,253
                                               ============      ============    ============     ============    ============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                         10,020             9,706              87               23              15
  Units redeemed                                   (215,494)         (189,573)       (129,836)         (24,366)        (63,986)
  Units transferred                                  46,443             5,717        (128,216)          (2,153)           (603)
                                               ------------      ------------    ------------     ------------    ------------
Increase (decrease) in units outstanding           (159,031)         (174,150)       (257,965)         (26,496)        (64,574)
Beginning units                                     980,933         1,609,192         903,074          147,848         476,725
                                               ------------      ------------    ------------     ------------    ------------
Ending units                                        821,902         1,435,042         645,109          121,352         412,151
                                               ============      ============    ============     ============    ============

                                                           Principal Capital
                                             Money Market     Appreciation        Real Estate     SAM Balanced   SAM Conservative
                                                Account         Account       Securities Account   Portfolio    Balanced Portfolio
                                               (Class 1)       (Class 1)           (Class 1)       (Class 1)        (Class 1)
                                             ------------  -----------------  ------------------  ------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)               $   (120,915)   $     29,334        $     15,976     $  2,277,614     $    156,496
                                             ------------    ------------        ------------     ------------     ------------

  Net realized gains (losses)                          --        (758,223)           (317,242)      (3,251,094)        (356,938)
  Change in net unrealized appreciation
    (depreciation) of investments                      --       4,437,179             434,879       17,300,584        1,638,606
                                             ------------    ------------        ------------     ------------     ------------
    Increase (decrease) in net assets
      from operations                            (120,915)      3,708,290             133,613       16,327,104        1,438,164
                                             ------------    ------------        ------------     ------------     ------------

From capital transactions:
  Net proceeds from units sold                    251,221           1,627                 752          446,460          192,545
  Cost of units redeemed                       (6,893,727)     (2,135,518)            (46,164)     (16,604,046)      (2,087,848)
  Net transfers                                  (775,619)       (939,451)            (20,504)      (5,593,293)         370,936
  Contract maintenance charge                      (3,881)         (5,096)               (287)         (25,413)          (2,237)
                                             ------------    ------------        ------------     ------------     ------------
    Increase (decrease) in net assets
      from capital transactions                (7,422,006)     (3,078,438)            (66,203)     (21,776,292)      (1,526,604)
                                             ------------    ------------        ------------     ------------     ------------

Increase (decrease) in net assets              (7,542,921)        629,852              67,410       (5,449,188)         (88,440)
Net assets at beginning of period              13,782,583      16,032,434             655,991       97,804,678        9,509,564
                                             ------------    ------------        ------------     ------------     ------------
Net assets at end of period                  $  6,239,662    $ 16,662,286        $    723,401     $ 92,355,490     $  9,421,124
                                             ============    ============        ============     ============     ============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                       41,379             186                  64           49,125           26,964
  Units redeemed                               (1,121,757)       (233,533)             (5,048)      (2,028,319)        (328,620)
  Units transferred                              (122,536)       (106,899)             (2,676)        (826,825)          37,069
                                             ------------    ------------        ------------     ------------     ------------
Increase (decrease) in units outstanding       (1,202,914)       (340,246)             (7,660)      (2,806,019)        (264,587)
Beginning units                                 2,218,282       1,811,699              57,651       12,410,964        1,551,759
                                             ------------    ------------        ------------     ------------     ------------
Ending units                                    1,015,368       1,471,453              49,991        9,604,945        1,287,172
                                             ============    ============        ============     ============     ============

  The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)

                                       SAM Conservative     SAM Flexible       SAM Strategic      Short-Term     SmallCap Growth
                                       Growth Portfolio   Income Portfolio   Growth Portfolio   Income Account     Account II
                                          (Class 1)          (Class 1)           (Class 1)        (Class 1)         (Class 1)
                                       ----------------   ----------------   ----------------   --------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)         $      1,192,034   $        608,762   $        260,578   $      180,983   $        (8,360)

  Net realized gains (losses)                  (217,560)        (1,610,406)          (460,760)         (48,027)          (49,839)
  Change in net unrealized
    appreciation (depreciation) of
    investments                               5,688,282          3,749,971          2,783,243          115,651           203,265
                                       ----------------   ----------------   ----------------   --------------   ---------------
    Increase (decrease) in net assets
      from operations                         6,662,756          2,748,327          2,583,061          248,607           145,066
                                       ----------------   ----------------   ----------------   --------------   ---------------

From capital transactions:
  Net proceeds from units sold                   28,290                109             21,191            6,344               602
  Cost of units redeemed                     (5,711,527)        (3,531,827)        (1,043,845)        (453,044)         (112,163)
  Net transfers                              (1,692,040)        (3,044,045)          (410,731)         580,194            38,476
  Contract maintenance charge                   (11,985)            (5,045)            (5,102)            (982)             (223)
                                       ----------------   ----------------   ----------------   --------------   ---------------
    Increase (decrease) in net assets
      from capital transactions              (7,387,262)        (6,580,808)        (1,438,487)         132,512           (73,308)
                                       ----------------   ----------------   ----------------   --------------   ---------------

Increase (decrease) in net assets              (724,506)        (3,832,481)         1,144,574          381,119            71,758
Net assets at beginning of period            36,058,775         20,706,070         11,665,110        2,935,709           593,049
                                       ----------------   ----------------   ----------------   --------------   ---------------
Net assets at end of period            $     35,334,269   $     16,873,589   $     12,809,684   $    3,316,828   $       664,807
                                       ================   ================   ================   ==============   ===============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                      3,169                 14              2,459              923               149
  Units redeemed                               (727,173)          (459,383)          (127,431)         (63,850)          (26,956)
  Units transferred                            (259,850)          (419,242)           (60,704)          82,053             7,370
                                       ----------------   ----------------   ----------------   --------------   ---------------
Increase (decrease) in units
  outstanding                                  (983,854)          (878,611)          (185,676)          19,126           (19,437)
Beginning units                               4,717,995          2,823,988          1,476,341          438,301           144,293
                                       ----------------   ----------------   ----------------   --------------   ---------------
Ending units                                  3,734,141          1,945,377          1,290,665          457,427           124,856
                                       ================   ================   ================   ==============   ===============

                                                         Diversified                       Government &
                                       SmallCap Value   International   Equity Income   High Quality Bond
                                          Account I        Account         Account           Account        Income Account
                                          (Class 1)       (Class 2)       (Class 2)         (Class 2)          (Class 2)
                                       --------------   -------------   -------------   -----------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)         $        1,689   $      27,155   $     628,969   $         108,197        $ 509,222

  Net realized gains (losses)                (45,734)       (780,709)      (3,929,914)            (23,656)        (329,711)
  Change in net unrealized
    appreciation (depreciation) of
    investments                                65,378         975,989       5,809,798               8,730          810,123
                                       --------------   -------------   -------------   -----------------   --------------
    Increase (decrease) in net assets
      assets from operations                   21,333         222,435       2,508,853              93,271          989,634
                                       --------------   -------------   -------------   -----------------   --------------

From capital transactions:
  Net proceeds from units sold                     --             332          17,091                  --           41,994
  Cost of units redeemed                      (18,430)       (238,658)     (3,750,004)           (788,007)      (1,856,728)
  Net transfers                                17,693         (92,199)     (3,616,763)             294,789        (827,082)
  Contract maintenance charge                     (93)           (328)         (6,843)             (1,844)          (2,328)
                                       --------------   -------------   -------------   -----------------   --------------
    Increase (decrease) in net assets
      from capital ransactions                   (830)       (330,853)     (7,356,519)           (495,062)      (2,644,144)
                                       --------------   -------------   -------------   -----------------   --------------

Increase (decrease) in net assets              20,503        (108,418)     (4,847,666)           (401,791)      (1,654,510)
Net assets at beginning of period             211,294       1,368,024      22,674,096           2,066,764        7,458,920
                                       --------------   -------------   -------------   -----------------   --------------
Net assets at end of period            $      231,797   $   1,259,606   $  17,826,430   $       1,664,973      $ 5,804,410
                                       ==============   =============   =============   =================   ==============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                       --              72           2,247                  --            5,877
  Units redeemed                               (3,374)        (49,598)       (559,257)           (109,120)        (242,534)
  Units transferred                             2,005         (27,761)       (543,221)              42,176        (114,517)
                                       --------------   -------------   -------------   -----------------   --------------
Increase (decrease) in units
  outstanding                                  (1,369)        (77,287)     (1,100,231)            (66,944)        (351,174)
Beginning units                                31,852         295,919       3,312,824             293,961        1,058,743
                                       --------------   -------------   -------------   -----------------   --------------
Ending units                                   30,483         218,632       2,212,593             227,017          707,569
                                       ==============   =============   =============   =================   ==============


    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)

                                                                                                              Principal Capital
                                             LargeCap Blend   LargeCap Growth   MidCap Blend   Money Market     Appreciation
                                               Account II         Account         Account        Account           Account
                                                (Class 2)        (Class 2)       (Class 2)      (Class 2)         (Class 2)
                                             --------------   ---------------   ------------   ------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)               $       (1,965)  $        (4,853)  $       (570)  $   (115,898)  $         (25,970)

  Net realized gains (losses)                      (269,795)              729       (125,666)            --            (351,115)
  Change in net unrealized appreciation
    (depreciation) of investments                   403,702            95,342        289,444             --           1,325,848
                                             --------------   ---------------   ------------   ------------   -----------------
    Increase (decrease) in net assets
      from operations                               131,942            91,218        163,208       (115,898)            948,763
                                             --------------   ---------------   ------------   ------------   -----------------

From capital transactions:
  Net proceeds from units sold                           --               665             --         47,250                  --
  Cost of units redeemed                           (176,102)         (114,431)       (79,465)   (13,170,565)         (1,029,574)
  Net transfers                                     (63,924)           43,970        (61,401)     2,977,210            (339,963)
  Contract maintenance charge                          (392)             (164)          (464)        (4,801)             (1,800)
                                             --------------   ---------------   ------------   ------------   -----------------
    Increase (decrease) in net assets from
      capital transactions                         (240,418)          (69,960)      (141,330)   (10,150,906)         (1,371,337)
                                             --------------   ---------------   ------------   ------------   -----------------

Increase (decrease) in net assets                  (108,476)           21,258         21,878    (10,266,804)           (422,574)
Net assets at beginning of period                   680,571           365,890        794,108     14,299,967           4,534,019
                                             --------------   ---------------   ------------   ------------   -----------------
Net assets at end of period                  $      572,095   $       387,148   $    815,986   $  4,033,163   $       4,111,445
                                             ==============   ===============   ============   ============   =================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                             --               136             --          8,254                  --
  Units redeemed                                    (35,696)          (20,074)       (12,367)    (2,190,769)           (111,319)
  Units transferred                                 (16,116)            8,415        (10,063)       491,656             (41,294)
                                             --------------   ---------------   ------------   ------------   -----------------
Increase (decrease) in units outstanding            (51,812)          (11,523)       (22,430)    (1,690,859)           (152,613)
Beginning units                                     152,486            76,287        120,400      2,367,912             529,300
                                             --------------   ---------------   ------------   ------------   -----------------
Ending units                                        100,674            64,764         97,970        677,053             376,687
                                             ==============   ===============   ============   ============   =================

                                                                                                                      SAM Flexible
                                             Real Estate       SAM Balanced    SAM Conservative    SAM Conservative      Income
                                          Securities Account    Portfolio     Balanced Portfolio   Growth Portfolio    Portfolio
                                              (Class 2)         (Class 2)         (Class 2)           (Class 2)        (Class 2)
                                          ------------------   ------------   ------------------   ----------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)            $            8,566   $  1,393,975   $          107,421   $      1,020,656   $    425,852

  Net realized gains (losses)                       (366,169)    (3,951,165)            (734,668)          (546,548)    (2,152,849)
  Change in net unrealized appreciation
    (depreciation) of investments                    470,446     13,984,058            1,891,639          5,801,736      3,996,754
                                          ------------------   ------------   ------------------   ----------------   ------------
    Increase (decrease) in net assets
      from operations                                112,843     11,426,868            1,264,392          6,275,844      2,269,757
                                          ------------------   ------------   ------------------   ----------------   ------------

From capital transactions:
  Net proceeds from units sold                            --        833,894                  100             67,980          6,961
  Cost of units redeemed                            (106,841)   (17,023,670)          (2,506,838)        (3,433,164)    (7,107,644)
  Net transfers                                      (92,032)    (4,694,376)            (308,599)        (2,750,442)      (556,120)
  Contract maintenance charge                           (223)       (22,085)              (2,977)           (11,795)        (6,557)
                                          ------------------   ------------   ------------------   ----------------   ------------
    Increase (decrease) in net assets
      from capital transactions                     (199,096)   (20,906,237)          (2,818,314)        (6,127,421)    (7,663,360)
                                          ------------------   ------------   ------------------   ----------------   ------------

Increase (decrease) in net assets                    (86,253)    (9,479,369)          (1,553,922)           148,423     (5,393,603)
Net assets at beginning of period                    546,928     69,095,751            9,761,789         31,929,924     19,300,818
                                          ------------------   ------------   ------------------   ----------------   ------------
Net assets at end of period               $          460,675   $ 59,616,382   $        8,207,867   $     32,078,347   $ 13,907,215
                                          ==================   ============   ==================   ================   ============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                              --        102,046                   12              9,274            762
  Units redeemed                                     (10,402)    (2,072,800)            (398,047)          (443,660)      (958,040)
  Units transferred                                   (5,753)      (639,192)             (63,681)          (359,903)       (90,992)
                                          ------------------   ------------   ------------------   ----------------   ------------
Increase (decrease) in units outstanding             (16,155)    (2,609,946)            (461,716)          (794,289)    (1,048,270)
Beginning units                                       48,396      8,976,782            1,589,201          4,286,571      2,695,421
                                          ------------------   ------------   ------------------   ----------------   ------------
Ending units                                          32,241      6,366,836            1,127,485          3,492,282      1,647,151
                                          ==================   ============   ==================   ================   ============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)

                                                                                                                    Columbia Asset
                                          SAM Strategic     Short-Term Income   SmallCap Growth   SmallCap Value   Allocation Fund,
                                         Growth Portfolio        Account           Account II        Account I     Variable Series
                                            (Class 2)           (Class 2)          (Class 2)         (Class 2)        (Class A)
                                         ----------------   -----------------   ---------------   --------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $        285,275   $          77,663   $        (4,386)  $          303   $         21,519

  Net realized gains (losses)                  (1,355,119)            (19,048)          (42,443)         (19,913)           (91,831)
  Change in net unrealized appreciation
    (depreciation) of investments               4,304,259              62,929           111,654           32,608            233,045
                                         ----------------   -----------------   ---------------   --------------   ----------------
    Increase (decrease) in net assets
      from operations                           3,234,415             121,544            64,825           12,998            162,733
                                         ----------------   -----------------   ---------------   --------------   ----------------

From capital transactions:
  Net proceeds from units sold                     44,845                  --               665               --                 --
  Cost of units redeemed                       (1,976,642)           (616,054)         (115,085)         (10,235)          (123,960)
  Net transfers                                  (872,312)            618,513             3,476            1,059            (28,044)
  Contract maintenance charge                      (5,705)               (811)             (145)             (56)              (225)
                                         ----------------   -----------------   ---------------   --------------   ----------------
    Increase (decrease) in net assets
      from capital transactions                (2,809,814)              1,648          (111,089)          (9,232)          (152,229)
                                         ----------------   -----------------   ---------------   --------------   ----------------

Increase (decrease) in net assets                 424,601             123,192           (46,264)           3,766             10,504
Net assets at beginning of period              15,090,465           1,610,919           308,928          100,645            845,416
                                         ----------------   -----------------   ---------------   --------------   ----------------
Net assets at end of period              $     15,515,066   $       1,734,111   $       262,664   $      104,411   $        855,920
                                         ================   =================   ===============   ==============   ================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                        5,905                  --               161               --                 --
  Units redeemed                                 (247,696)            (90,327)          (26,691)          (1,629)           (13,979)
  Units transferred                              (106,121)             89,229               218              250             (2,852)
                                         ----------------   -----------------   ---------------   --------------   ----------------
Increase (decrease) in units outstanding         (347,912)             (1,098)          (26,312)          (1,379)           (16,831)
Beginning units                                 1,962,628             245,835            77,093           15,299             98,468
                                         ----------------   -----------------   ---------------   --------------   ----------------
Ending units                                    1,614,716             244,737            50,781           13,920             81,637
                                         ================   =================   ===============   ==============   ================

                                                            Columbia Small                     Columbia Marsico
                                          Columbia Large    Company Growth    Columbia High    Focused Equities   Columbia Marsico
                                          Cap Value Fund,   Fund, Variable     Yield Fund,      Fund, Variable     Growth Fund,
                                          Variable Series       Series       Variable Series        Series        Variable Series
                                            (Class A)         (Class A)         (Class A)         (Class A)          (Class A)
                                         ----------------   --------------   ---------------   ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $         58,144   $      (31,687)  $     1,807,990   $       (405,458)  $        (29,661)

  Net realized gains (losses)                    (587,021)        (224,257)       (1,187,990)        (3,356,148)           (12,206)
  Change in net unrealized appreciation
    (depreciation) of investments               1,339,038          691,037         6,410,672         13,877,238            876,614
                                         ----------------   --------------   ---------------   ----------------   ----------------
    Increase (decrease) in net assets
      from operations                             810,161          435,093         7,030,672         10,115,632            834,747
                                         ----------------   --------------   ---------------   ----------------   ----------------

From capital transactions:
  Net proceeds from units sold                      5,090            1,469           168,072            204,455              5,733
  Cost of units redeemed                         (748,009)        (503,623)       (3,127,290)        (5,855,262)          (667,663)
  Net transfers                                    (9,642)          72,765         2,705,764         (1,714,241)          (105,599)
  Contract maintenance charge                        (803)            (342)           (4,212)            (9,364)              (778)
                                         ----------------   --------------   ---------------   ----------------   ----------------
    Increase (decrease) in net assets
      from capital transactions                  (753,364)        (429,731)         (257,666)        (7,374,412)          (768,307)
                                         ----------------   --------------   ---------------   ----------------   ----------------

Increase (decrease) in net assets                  56,797            5,362         6,773,006          2,741,220             66,440
Net assets at beginning of period               4,302,907        2,142,258        16,096,884         42,729,644          3,949,604
                                         ----------------   --------------   ---------------   ----------------   ----------------
Net assets at end of period              $      4,359,704   $    2,147,620   $    22,869,890   $     45,470,864   $      4,016,044
                                         ================   ==============   ===============   ================   ================

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                          752              227            11,212             24,818                906
  Units redeemed                                  (90,061)         (61,525)         (224,819)          (725,411)           (88,087)
  Units transferred                                   705            9,430           216,146           (185,206)           (12,816)
                                         ----------------   --------------   ---------------   ----------------   ----------------
Increase (decrease) in units outstanding          (88,604)         (51,868)            2,539           (885,799)           (99,997)
Beginning units                                   521,919          273,607         1,370,354          5,561,387            541,437
                                         ----------------   --------------   ---------------   ----------------   ----------------
Ending units                                      433,315          221,739         1,372,893          4,675,588            441,440
                                         ================   ==============   ===============   ================   ================

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)

                                                                                Columbia Marsico
                                          Columbia Marsico   Columbia Mid Cap     International
                                         21st Century Fund,    Growth Fund,    Opportunities Fund,  Asset Allocation  Global Growth
                                          Variable Series    Variable Series     Variable Series          Fund            Fund
                                             (Class A)          (Class A)           (Class B)          (Class 2)        (Class 2)
                                         ------------------  ----------------  -------------------  ----------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $          (20,980) $        (19,565) $            14,214  $        655,873    $ (516,146)

  Net realized gains (losses)                        (5,751)         (117,643)            (279,441)       (2,428,579)    (9,867,339)
  Change in net unrealized appreciation
    (depreciation) of investments                   383,866           578,444            1,628,583        18,248,485    118,392,946
                                         ------------------  ----------------  -------------------  ----------------  -------------
    Increase (decrease) in net assets
      from operations                               357,135           441,236            1,363,356        16,475,779    108,009,461
                                         ------------------  ----------------  -------------------  ----------------  -------------

From capital transactions:
  Net proceeds from units sold                       15,100             8,289                1,684           846,031      1,365,681
  Cost of units redeemed                            (71,044)         (175,886)            (668,543)      (10,819,869)   (33,748,731)
  Net transfers                                     (32,238)           31,896             (427,151)       (1,269,741)   (13,459,357)
  Contract maintenance charge                          (158)             (224)                (873)          (56,081)      (111,873)
                                         ------------------  ----------------  -------------------  ----------------  -------------
    Increase (decrease) in net assets
      from capital transactions                     (88,340)         (135,925)          (1,094,883)      (11,299,660)   (45,954,280)
                                         ------------------  ----------------  -------------------  ----------------  -------------

Increase (decrease) in net assets                   268,795           305,311              268,473         5,176,119     62,055,181
Net assets at beginning of period                 1,456,190         1,123,982            4,425,940        84,806,694    305,800,211
                                         ------------------  ----------------  -------------------  ----------------  -------------
Net assets at end of period              $        1,724,985  $      1,429,293  $         4,694,413  $     89,982,813  $ 367,855,392
                                         ==================  ================  ===================  ================  =============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                          1,557             1,216                  151            63,510         79,910
  Units redeemed                                     (6,129)          (24,015)             (50,862)         (869,128)    (1,987,610)
  Units transferred                                  (2,659)            4,941              (32,530)         (143,384)      (997,935)
                                         ------------------  ----------------  -------------------  ----------------  -------------
Increase (decrease) in units outstanding             (7,231)          (17,858)             (83,241)         (949,002)    (2,905,635)
Beginning units                                     138,259           179,757              380,058         7,239,553     20,560,268
                                         ------------------  ----------------  -------------------  ----------------  -------------
Ending units                                        131,028           161,899              296,817         6,290,551     17,654,633
                                         ==================  ================  ===================  ================  =============

                                                              Growth-Income      Asset Allocation    Cash Management
                                            Growth Fund            Fund                Fund               Fund         Growth Fund
                                             (Class 2)          (Class 2)           (Class 3)           (Class 3)       (Class 3)
                                         ------------------  ----------------  -------------------  ----------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $       (3,870,775) $         36,949  $           413,060  $       (246,818) $  (1,269,223)

  Net realized gains (losses)                   (28,815,992)      (26,464,541)          (2,384,488)         (136,570)   (23,975,880)
  Change in net unrealized appreciation
    (depreciation) of investments               165,075,597       133,564,914           10,271,110            22,214     90,983,156
                                         ------------------  ----------------  -------------------  ----------------  -------------
    Increase (decrease) in net assets
      from operations                           132,388,830       107,137,322            8,299,682          (361,174)    65,738,053
                                         ------------------  ----------------  -------------------  ----------------  -------------

From capital transactions:
  Net proceeds from units sold                    2,034,884         2,222,613               51,509            13,459        168,630
  Cost of units redeemed                        (45,347,235)      (44,201,030)          (6,675,808)      (11,454,949)   (25,502,108)
  Net transfers                                 (13,363,275)      (11,200,039)             627,947         4,107,699     (7,721,743)
  Contract maintenance charge                      (138,096)         (163,423)             (19,032)          (11,063)      (100,708)
                                         ------------------  ----------------  -------------------  ----------------  -------------
    Increase (decrease) in net assets
      from capital transactions                 (56,813,722)      (53,341,879)          (6,015,384)       (7,344,854)   (33,155,929)
                                         ------------------  ----------------  -------------------  ----------------  -------------

Increase (decrease) in net assets                75,575,108        53,795,443            2,284,298        (7,706,028)    32,582,124
Net assets at beginning of period               394,455,264       410,931,178           41,036,878        25,225,866    197,665,581
                                         ------------------  ----------------  -------------------  ----------------  -------------
Net assets at end of period              $      470,030,372  $    464,726,621  $        43,321,176  $     17,519,838    230,247,705
                                         ==================  ================  ===================  ================  =============

ANALYSIS OF INCREASE (DECREASE)
  IN UNITS OUTSTANDING:
  Units sold                                        149,338           175,414                1,486               542          1,319
  Units redeemed                                 (3,249,807)       (3,561,844)            (177,004)         (509,785)      (202,181)
  Units transferred                              (1,128,774)       (1,059,260)              13,908           181,686        (71,515)
                                         ------------------  ----------------  -------------------  ----------------  -------------
Increase (decrease) in units outstanding         (4,229,243)       (4,445,690)            (161,610)         (327,557)      (272,377)
Beginning units                                  32,104,323        35,657,770            1,178,662         1,113,284      1,767,217
                                         ------------------  ----------------  -------------------  ----------------  -------------
Ending units                                     27,875,080        31,212,080            1,017,052           785,727      1,494,840
                                         ==================  ================  ===================  ================  =============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)


                                                                                                          U.S.
                                                                                                     Government/AAA-     Growth
                                           Growth-Income     High-Income Bond                       Rated Securities   and Income
                                               Fund                Fund        International Fund         Fund          Portfolio
                                             (Class 3)          (Class 3)           (Class 3)           (Class 3)       (Class VC)
                                         ------------------  ----------------  -------------------  ----------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)            $          615,372  $      1,252,442  $           148,957  $        320,286   $ (1,074,410)

 Net realized gains (losses)                    (21,381,136)       (3,192,427)          (3,346,371)         (122,922)   (13,636,606)
 Change in net unrealized appreciation
   (depreciation) of investments                 73,731,210         8,766,036           23,979,088           157,176     46,364,448
                                         ------------------  ----------------  -------------------  ----------------  -------------
   Increase (decrease) in net assets
     from operations                             52,965,446         6,826,051           20,781,674           354,540     31,653,432
                                         ------------------  ----------------  -------------------  ----------------  -------------

From capital transactions:
 Net proceeds from units sold                       186,491            33,000               44,422            80,641      7,357,834
 Cost of units redeemed                         (27,679,260)       (3,085,811)          (8,302,778)       (5,439,302)   (16,788,755)
 Net transfers                                   (5,208,427)         1,788,217          (1,210,201)         (641,100)     4,578,729
 Contract maintenance charge                       (110,374)          (10,402)             (26,330)          (13,712)       (61,926)
                                         ------------------  ----------------  -------------------  ----------------  -------------
   Increase (decrease) in net assets
     from capital transactions                  (32,811,570)       (1,274,996)          (9,494,887)       (6,013,473)    (4,914,118)
                                         ------------------  ----------------  -------------------  ----------------  -------------

Increase (decrease) in net assets                20,153,876         5,551,055           11,286,787       (5,658,933)     26,739,314
Net assets at beginning of period               205,009,214        18,134,272           56,701,012        33,001,741    191,962,266
                                         ------------------  ----------------  -------------------  ----------------  -------------
Net assets at end of period              $      225,163,090  $     23,685,327  $        67,987,799  $     27,342,808  $ 218,701,580
                                         ==================  ================  ===================  ================  =============

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                           2,143               563                1,182             2,222        886,965
 Units redeemed                                    (306,011)          (51,299)            (209,112)         (151,394)    (1,937,985)
 Units transferred                                  (65,512)           33,464              (46,015)          (18,020)       558,013
                                         ------------------  ----------------  -------------------  ----------------  -------------
Increase (decrease) in units outstanding           (369,380)          (17,272)            (253,945)         (167,192)      (493,007)
Beginning units                                   2,421,334           352,080            1,671,356           920,427     22,178,040
                                         ------------------  ----------------  -------------------  ----------------  -------------
Ending units                                      2,051,954           334,808            1,417,411           753,235     21,685,033
                                         ==================  ================  ===================  ================  =============

                                                                                                                      BB&T Special
                                           Mid Cap Value       BB&T Capital        BB&T Mid Cap        BB&T Select    Opportunities
                                             Portfolio        Manager Equity          Growth             Equity          Equity
                                             (Class VC)            VIF                 VIF                 VIF             VIF
                                         ------------------  ----------------  -------------------  ----------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)            $         (321,715) $        (15,898) $           (35,194) $        (10,536)   $  (178,394)

 Net realized gains (losses)                     (5,714,501)         (985,523)          (1,566,256)         (802,519)      (626,763)
 Change in net unrealized appreciation
   (depreciation) of investments                 12,437,912         1,454,157            2,063,263         1,060,357      4,747,096
                                         ------------------  ----------------  -------------------  ----------------  -------------
   Increase (decrease) in net assets
     from operations                              6,401,696           452,736              461,813           247,302      3,941,939
                                         ------------------  ----------------  -------------------  ----------------  -------------

From capital transactions:
 Net proceeds from units sold                        82,923             1,298               14,328             2,181        143,293
 Cost of units redeemed                          (3,443,706)         (370,099)            (140,926)         (125,247)      (810,749)
 Net transfers                                   (3,923,994)         (284,102)          (1,390,806)         (220,152)     2,269,566
 Contract maintenance charge                        (23,028)             (418)                (438)             (330)        (1,552)
                                         ------------------  ----------------  -------------------  ----------------  -------------
   Increase (decrease) in net assets
     from capital transactions                   (7,307,805)         (653,321)          (1,517,842)         (343,548)     1,600,558
                                         ------------------  ----------------  -------------------  ----------------  -------------

Increase (decrease) in net assets                  (906,109)         (200,585)          (1,056,029)          (96,246)     5,542,497
Net assets at beginning of period                33,200,982         2,485,457            2,364,860         1,932,960      9,070,268
                                         ------------------  ----------------  -------------------  ----------------  -------------
Net assets at end of period              $       32,294,873  $      2,284,872  $         1,308,831  $      1,836,714   $ 14,612,765
                                         ==================  ================  ===================  ================  =============

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                           8,012               174                1,929               324         12,982
 Units redeemed                                    (383,596)          (49,611)             (19,812)          (18,140)       (72,943)
 Units transferred                                 (443,261)          (37,196)            (175,235)          (32,581)       198,026
                                         ------------------  ----------------  -------------------  ----------------  -------------
Increase (decrease) in units outstanding           (818,845)          (86,633)            (193,118)          (50,397)       138,065
Beginning units                                   3,725,186           341,013              344,753           271,911        979,881
                                         ------------------  ----------------  -------------------  ----------------  -------------
Ending units                                      2,906,341           254,380              151,635           221,514      1,117,946
                                         ==================  ================  ===================  ================  =============

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2009
                                   (continued)

                                                                                                       MTB Managed
                                         BB&T Total Return    MTB Large Cap       MTB Large Cap     Allocation Fund -
                                                Bond              Growth              Value            Aggressive
                                                VIF              Fund II             Fund II            Growth II
                                         ------------------  ----------------  -------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)            $          233,800  $            (50) $               (10) $             (50)

 Net realized gains (losses)                        139,914            (6,839)              (2,774)           (11,814)
 Change in net unrealized appreciation
   (depreciation) of investments                    240,374             6,708                2,142              9,453
                                         ------------------  ----------------  -------------------  -----------------
   Increase (decrease) in net assets
     from operations                                614,088              (181)                (642)            (2,411)
                                         ------------------  ----------------  -------------------  -----------------

From capital transactions:
 Net proceeds from units sold                        51,449                --                   --                 --
 Cost of units redeemed                          (1,261,480)              (29)                (105)               (32)
 Net transfers                                      474,916           (13,941)              (3,019)           (12,173)
 Contract maintenance charge                         (1,271)              (13)                 (12)               (47)
                                         ------------------  ----------------  -------------------  -----------------
   Increase (decrease) in net assets
     from capital transactions                     (736,386)          (13,983)              (3,136)           (12,252)
                                         ------------------  ----------------  -------------------  -----------------

Increase (decrease) in net assets                  (122,298)          (14,164)              (3,778)           (14,663)
Net assets at beginning of period                 9,579,684            14,164                3,778             14,663
                                         ------------------  ----------------  -------------------  -----------------
Net assets at end of period              $        9,457,386  $             --   $               --  $              --
                                         ==================  ================  ===================  =================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                           4,573                --                   --                 --
 Units redeemed                                    (113,558)               (7)                 (22)               (15)
 Units transferred                                   41,231            (2,235)                (630)            (2,389)
                                         ------------------  ----------------  -------------------  -----------------
Increase (decrease) in units outstanding            (67,754)           (2,242)                (652)            (2,404)
Beginning units                                     881,670             2,242                  652              2,404
                                         ------------------  ----------------  -------------------  -----------------
Ending units                                        813,916                --                   --                 --
                                         ==================  ================  ===================  =================

                                                                                                     Franklin Templeton
                                            MTB Managed         MTB Managed                             VIP Founding
                                         Allocation Fund -   Allocation Fund -    Franklin Income     Funds Allocation
                                            Conservative         Moderate         Securities Fund           Fund
                                             Growth II           Growth II           (Class 2)            (Class 2)
                                         ------------------  -----------------  -------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)            $               --  $             (10) $           766,843  $          302,477

 Net realized gains (losses)                            (57)              (418)            (554,771)         (1,732,149)
 Change in net unrealized appreciation
   (depreciation) of investments                         46                446            3,912,615           7,636,853
                                         ------------------  -----------------  -------------------  ------------------
   Increase (decrease) in net assets
     from operations                                    (11)                18            4,124,687           6,207,181
                                         ------------------  -----------------  -------------------  ------------------

From capital transactions:
 Net proceeds from units sold                            --                 --            2,085,914           3,198,600
 Cost of units redeemed                                  --                 (3)            (628,077)         (1,599,731)
 Net transfers                                         (124)            (1,303)           7,933,465           3,105,294
 Contract maintenance charge                            (17)               (15)              (1,687)             (3,315)
                                         ------------------  -----------------  -------------------  ------------------
   Increase (decrease) in net assets
     from capital transactions                         (141)            (1,321)           9,389,615           4,700,848
                                         ------------------  -----------------  -------------------  ------------------

Increase (decrease) in net assets                      (152)            (1,303)          13,514,302          10,908,029
Net assets at beginning of period                       152              1,697            7,131,063          18,615,929
                                         ------------------  -----------------  -------------------  ------------------
Net assets at end of period              $               --  $             394  $        20,645,365  $       29,523,958
                                         ==================  =================  ===================  ==================

ANALYSIS OF INCREASE (DECREASE)
 IN UNITS OUTSTANDING:
 Units sold                                              --                 --              257,003             454,641
 Units redeemed                                          (2)                (3)             (76,502)           (221,417)
 Units transferred                                      (17)              (187)           1,004,112             434,291
                                         ------------------  -----------------  -------------------  ------------------
Increase (decrease) in units outstanding                (19)              (190)           1,184,613             667,515
Beginning units                                          19                234            1,013,572           2,814,991
                                         ------------------  -----------------  -------------------  ------------------
Ending units                                             --                 44            2,198,185           3,482,506
                                         ==================  =================  ===================  ==================

    The accompanying notes are an integral part of the financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     Variable Separate Account of SunAmerica Annuity and Life Assurance Company (the "Separate Account") is an investment account of SunAmerica Annuity and Life Assurance Company (formerly known as AIG SunAmerica Life Assurance Company), (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of SAFG Retirement Services, Inc. (formerly known as AIG Retirement Services, Inc.), the retirement services and asset management organization within American International Group, Inc. ("American International Group"). American International Group is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings, and asset management. The Company changed its name to SunAmerica Annuity and Life Assurance Company on April 8, 2009. AIG Retirement Services, Inc. changed its name to SAFG Retirement Services, Inc. on June 10, 2010. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

     The Separate Account offers the following variable annuity products:
     American Pathway II, Polaris, Polaris Advantage, Polaris Advisor, Polaris Advisor III, Polaris Choice, Polaris Choice II, Polaris Choice III, Polaris II, Polaris Platinum, Polaris Platinum II, Polaris Platinum III, Polaris Preferred Solution, Polaris Protector, PolarisAmerica, WM Diversified Strategies, and WM Diversified Strategies III.

     The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is SunAmerica Capital Services, Inc., an affiliate of the Company, except for WM Diversified Strategies and WM Diversified Strategies III, for which the distributor is Principal Funds Distributor, Inc. No underwriting fees are paid in connection with the distribution of these contracts.

     The Separate Account is composed of a total of 179 variable portfolios of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following: (1) the fifteen currently available Class 1, Class 2 and Class 3 investment portfolios of the Anchor Series Trust (the "Anchor Trust"), (2) the ninety currently available Class 1, Class 2 and Class 3 investment portfolios of the SunAmerica Series Trust (the "SunAmerica Trust"), (3) the three currently available Series II investment portfolios of the Invesco Variable Insurance Funds (the "Invesco Funds"), (4) the thirty-six currently available Class 1 and Class 2 investment portfolios of the Principal Variable Contracts Funds, Inc. (the "Principal Funds"), (5) the three currently available Class A investment portfolios of the Columbia Funds Variable Insurance Trust (the "Columbia Trust"), (6) the six currently available Class A and Class B investment portfolios of the Columbia Funds Variable Insurance Trust I (the "Columbia Trust I"), (7) the eleven

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION (continued)

     currently available Class 2 and Class 3 investment portfolios of the American Funds Insurance Series (the "American Series"), (8) the two currently available Class VC investment portfolios of the Lord Abbett Series Fund, Inc. (the "Lord Abbett Fund"), (9) the five currently available investment portfolios of the BB&T Variable Insurance Funds (the "BB&T Funds"), (10) the one currently available investment portfolio of the MTB Group of Funds (the "MTB Trust"), (11) the two currently available Class 2 investment portfolios of the Franklin Templeton Variable Insurance Products Trust (the "Franklin Templeton Trust"), or (12) the five currently available Class 3 investment portfolios of the Seasons Series Trust (the "Seasons Trust"). The primary difference between the classes of the Variable Accounts is that the Class 2 shares in the Anchor Trust and the SunAmerica Trust are subject to 12b-1 fees of 0.15%, the Class 3 shares of the American Series are subject to 12b-1 fees of 0.18%, and the Class 2 shares in the Principal Funds, the Franklin Templeton Trust and the American Series, the Class B shares in the Columbia Trust I, the Series II shares in the Invesco Funds, the Class 3 shares of the Anchor Trust, the SunAmerica Trust, and the Seasons Trust, and the shares of the MTB Trust are subject to 12b-1 fees of 0.25%, of each classes' average daily net assets, while the Class 1 and Class A shares are not subject to 12b-1 fees. The Class VC shares of the Lord Abbett Fund and the shares of the BB&T Funds are not subject to 12b-1 fees. The Anchor Trust, the SunAmerica Trust, the Seasons Trust, the Invesco Funds, the Principal Funds, the Columbia Trust, the Columbia Trust I, the American Series, the Lord Abbett Fund, the BB&T Funds, the MTB Trust, and the Franklin Templeton Trust (collectively referred to as the "Trusts") are diversified, open-end investment companies, which retain investment advisers to assist in their investment activities. The Anchor Trust, the SunAmerica Trust, and the Seasons Trust are affiliated investment companies. The contract holder may elect to have investments allocated to one of the offered guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. These financial statements include balances allocated by the contractholders to the Variable Accounts and do not include balances allocated to the General Account.

     Prior to June 30, 2009, the Principal Capital Appreciation Account was formerly named West Coast Equity Account.

     On October 23, 2009 the MidCap Stock Account of the Principal Funds was merged with and into the MidCap Blend Account. On that date, all assets and liabilities of the MidCap Stock Account were transferred to the MidCap Blend Account in exchange for shares of the MidCap Blend Account with the same net assets value as the net assets transferred. The unit value of each Variable Account remained the same and the merger was a tax-free reorganization.

     On January 29, 2010, the BB&T MidCap Growth Portfolio was liquidated.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION (continued)

     Prior to May 3, 2010, the BB&T Select Equity VIF Portfolio was formerly named BB&T Large Cap VIF Portfolio.

     On June 1, 2010, the portfolios of the Van Kampen Life Investment Trust (the "Van Kampen Trust") were reorganized into the Invesco Funds. On that date, the Variable Accounts that invested in portfolios of the Van Kampen Trust exchanged their shares in the portfolios of the Van Kampen Trust for shares with an equal value in similar portfolios of the Invesco Funds. The predecessor and current portfolios before and after the changes are listed below.

Predecessor Van Kampen Trust Portfolio   Current Invesco Funds Portfolio
--------------------------------------   -------------------------------
Capital Growth Portfolio                 Invesco Van Kampen V.I. Capital Growth Fund
Comstock Portfolio                       Invesco Van Kampen V.I. Comstock Fund
Growth and Income Portfolio              Invesco Van Kampen V.I. Growth and Income Fund

     Prior to July 16, 2010, the Government and High Quality Bond Account was formerly named Mortgage Securities Account.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on a first-in, first-out basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

     FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

     USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

     RESERVES FOR CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: Net assets allocated to contracts in the payout period are based on the Annuity 2000 Mortality Table, the 1971 Individual Mortality Table and the 1983(a) Individual Mortality Table depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments for all products with the exception of the American Pathway II product, which uses a 4.0% assumed interest rate.

     The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of the annuitant than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. The mortality risk during the year did not result in greater longevity of the annuitant than expected. Therefore, there were no transfers to the Separate Accounts by the Company during each of the two fiscal years.

     Annuity benefit payments are recorded as cost of units redeemed in the accompanying Statement of Changes in Net Assets.

     RECENT ACCOUNTING PRONOUNCEMENTS: In June 2009, the Financial Accounting Standards Board ("FASB") issued the FASB Accounting Standards Codification ("Codification"). The Codification will become the single source for all authoritative GAAP recognized by the FASB to be applied for financial statements issued for periods ending after September 15, 2009. The Codification does not change GAAP and will not have an affect on the Statement of Assets and Liabilities, Schedule of Portfolio Investments, Statement of Operations, and Statement of Changes in Net Assets.

3.   FAIR VALUE MEASUREMENTS

     Assets and liabilities recorded at fair value in the Separate Account balance sheet are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.   FAIR VALUE MEASUREMENTS (continued)

     on the lowest level input that is significant to the fair value measurement in its entirety. The Separate Account's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgments. In making the assessment, the Separate Account considers factors specific to the asset or liability.

     Level 1--Fair value measurements that are quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments. Assets and liabilities measured at fair value on a recurring basis and classified as Level 1 include government and agency securities, actively traded listed common stocks and derivative contracts, most separate account assets and most mutual funds.

     Level 2--Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liability in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. Assets and liabilities measured at fair value on a recurring basis and classified as Level 2 generally include certain government securities, most investment-grade and high-yield corporate bonds, certain asset backed securities, certain listed equities, state, municipal and provincial obligations, hybrid securities, and derivative contracts.

     Level 3--Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Assets and liabilities measured at fair value on a recurring basis and classified as Level 3 principally include fixed maturities.

     The Separate Account assets measured at fair value as of December 31, 2010 consist of investments in trusts, which are registered and open-end mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1. The Separate Account had no liabilities as of December 31, 2010. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2010, and respective hierarchy level. As all assets of the Separate Account are classified as Level 1, no reconciliation of Level 3 assets and change in unrealized gains (losses) for Level 3 assets still held as of December 31, 2010, is presented.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   CHARGES AND DEDUCTIONS

     Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

     WITHDRAWAL CHARGE: Each contract provides that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the specific contracts, with a maximum charge of up to 9% of any amount withdrawn that exceeds the free withdrawal amount, and are recorded as cost of units redeemed in the accompanying Statement of Changes in Net Assets. There are no withdrawal charges under the Polaris Advisor contract.

     CONTRACT MAINTENANCE CHARGE: An annual contract maintenance charge of $30 or $35 (which may vary based on state) is charged against contracts, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge is assessed as of the date of surrender, and deducted from that withdrawal. The contract maintenance charge is recorded as a charge in the Statement of Changes in Net Assets.

     SEPARATE ACCOUNT ANNUAL CHARGE: The Separate Account deducts a separate account annual charge comprised of mortality and expense risk charges and distribution expense charges, computed on a daily basis. Separate Account Annual Charges are recorded as a charge in the Statement of Operations. The total annual rates of the net asset value of each portfolio, depending on any optional death benefits elected for each product, are as follows:
     American Pathway II, 1.30% or 1.40%; Polaris, 1.52%; Polaris II, 1.52% or 1.77%; PolarisAmerica, 1.52% or 1.77%; Polaris Platinum, 1.52% or 1.77%; WM Diversified Strategies, 1.40%, 1.55% or 1.80%; Polaris Protector, 1.52% or 1.77%; Polaris Choice, 1.52%, 1.72% or 1.97%; WM Diversified Strategies III, 1.55%, 1.70% or 1.95%; Polaris Platinum II, 1.52% or 1.77%; Polaris Choice II, 1.52%, 1.72% or 1.97%; Polaris Advisor, 1.52%, 1.72% or 1.97%;
     Polaris Choice III, 1.52%, 1.77%, 2.02% or 2.17%; Polaris Preferred Solution, 1.15%, 1.40%, 1.55%, 1.65%, 1.80% or 2.05%; Polaris Advantage,
     1.65%, 1.90% or 2.30%; Polaris Advisor III, 1.65%, 1.90% or 2.30%; Polaris
     Platinum III, 1.30%, 1.55% or 1.95%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract. The distribution expense charge is deducted at an annual rate of

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   CHARGES AND DEDUCTIONS (continued)

     0.15% of the net asset value of each portfolio and is included in the respective separate account annual charge rate. This charge is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

     TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as cost of units redeemed in the accompanying Statement of Changes in Net Assets.

     INCOME PROTECTOR FEE: The optional Income Protector Program, offered in Polaris Protector, Polaris Choice, Polaris II, Polaris Choice II, PolarisAmerica, Polaris Platinum, Polaris Platinum II, Polaris Platinum III, WM Diversified Strategies and WM Diversified Strategies III, provides a guaranteed fixed minimum retirement income upon annuitization. The fee will range from 0.10% to 0.45% of the Income Benefit Base, deducted annually from the contract value, and is recorded as cost of units redeemed in the accompanying Statement of Changes in Net Assets. The Income Benefit Base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees and charges.

     CAPITAL PROTECTOR FEE: The optional Capital Protector Program offered in Polaris Protector, Polaris Platinum II, Polaris Choice II, WM Diversified Strategies, WM Diversified Strategies III, Polaris Choice III, Polaris Preferred Solution and Polaris Advantage provides a guaranteed minimum contract value at the end of an applicable waiting period. The annual fee ranges from 0.10% to 0.65% of the contract value minus purchase payments received after the 90th day from the contract issue date. The fee is deducted quarterly from the contract value during the waiting period, and is recorded as cost of units redeemed in the accompanying Statement of Changes in Net Assets.

     MARKETLOCK, MARKETLOCK FOR TWO, INCOME REWARDS, MARKETLOCK FOR LIFE PLUS, MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE Fee: The optional MarketLock, MarketLock for Two, Income Rewards, MarketLock for Life Plus, MarketLock Income Plus and MarketLock for Life features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The MarketLock feature is offered in Polaris Choice II, Polaris Platinum II, WM Diversified Strategies, WM Diversified Strategies III, Polaris Choice III, Polaris Preferred Solution and Polaris Advantage. The MarketLock for Two feature is offered in Polaris Choice II, Polaris Platinum II, WM Diversified Strategies, WM Diversified Strategies III, Polaris Choice III and Polaris Preferred Solution. The Income Rewards feature is offered in Polaris Protector, Polaris

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   CHARGES AND DEDUCTIONS (continued)

     Choice II, Polaris Platinum II, WM Diversified Strategies, WM Diversified Strategies III, Polaris Choice III and Polaris Preferred Solution. The annual fee ranges from 0.50% to 0.65% for MarketLock, 0.40% for MarketLock for Two prior to the first withdrawal and 0.80% after the first withdrawal, and 0.65% for Income Rewards in years 0-7 and 0.45% in years 8-10, of the Maximum Anniversary Value Benefit Base, deducted quarterly from the contract value and is recorded as cost of units redeemed in the accompanying Statement of Changes in Net Assets. The Maximum Anniversary Value Benefit Base is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals.

     The MarketLock for Life Plus feature is offered in Polaris Platinum II, Polaris Choice III, Polaris Preferred Solution and Polaris Advantage. The annual fee ranges from 0.65% to 0.75% for one covered person and from 0.90% to 1.25% for two covered persons, of the Maximum Anniversary Value Benefit Base, deducted quarterly from the contract value and recorded as cost of units redeemed in the accompanying Statement of Changes in Net Assets. The Maximum Anniversary Value Benefit Base for MarketLock for Life Plus is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments.

     The MarketLock Income Plus feature is offered in Polaris Platinum II, Polaris Choice III, Polaris Preferred Solution, Polaris Platinum III and Polaris Advantage. The annual fee ranges from 0.85% to 0.95% for one covered person and from 1.10% to 1.35% for two covered persons, of the Maximum Anniversary Value Benefit Base, deducted quarterly from the contract value and recorded as cost of units redeemed in the accompanying Statement of Changes in Net Assets. The Maximum Anniversary Value Benefit Base for MarketLock Income Plus is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments in year 2-5 over the first year purchase payments.

     The MarketLock for Life feature is offered in Polaris Platinum II, Polaris Choice III, Polaris Preferred Solution, Polaris Platinum III and Polaris Advantage. The annual fee is 0.70% for one covered person and 0.95% for two covered persons, of the Maximum Anniversary Value Benefit Base, deducted quarterly from the contract value and recorded as cost of units redeemed in the accompanying Statement of Changes in Net Assets. The Maximum Anniversary Value Benefit Base for MarketLock for Life is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   CHARGES AND DEDUCTIONS (continued)

     years 2-5, capped at 100% of purchase payments made in the first year plus, or the highest anniversary date contract value less purchase payments in year 2-5 over the first year purchase payments.

     SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE: The optional SunAmerica Income Plus and SunAmerica Income Builder features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The SunAmerica Income Plus and SunAmerica Income Builder features are offered in Polaris Platinum III, Polaris Choice III, Polaris Advantage and Polaris Preferred Solution. The annual fee is initially 2.20% for one covered person and 2.70% for two covered persons, of the Maximum Anniversary Value Benefit Base, deducted quarterly from the contract value and recorded as cost of units redeemed in the accompanying Statement of Changes in Net Assets. The fee may change after the first year based on an index of market volatility. The Maximum Anniversary Value Benefit Base is calculated as the greater of eligible purchase payments received during the first five years, adjusted for withdrawals plus a credit, if eligible, or the maximum anniversary date contract value.

     PREMIUM TAXES: Certain states charge the Company a tax on purchase payments up to a maximum of 3.5%. Some states assess premium taxes at the time purchase payments are made; whereas some states assess premium taxes at the time annuity payments begin or at the time of surrender. There are certain states that do not assess premium taxes. The Company currently deducts premium taxes upon annuitization; however, it reserves the right to deduct premium taxes when a purchase payment is made or upon surrender of the contract. Premium taxes are deducted from purchases when a contract annuitizes in the Statement of Changes in Net Assets.

     SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

5.   PURCHASES AND SALES OF INVESTMENTS

     The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 2010 consist of the following:

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                       Cost of       Proceeds
                                                                       Shares          from
Variable Accounts                                                     Acquired      Shares Sold
-----------------                                                   ------------   ------------
ANCHOR TRUST:
Asset Allocation Portfolio (Class 1)                                $  6,398,997   $ 22,874,567
Capital Appreciation Portfolio (Class 1)                               8,172,974     61,992,893
Government and Quality Bond Portfolio (Class 1)                       15,794,115     43,985,222
Growth Portfolio (Class 1)                                             3,219,540     24,937,902
Natural Resources Portfolio (Class 1)                                  9,355,901     22,511,819
Asset Allocation Portfolio (Class 2)                                   1,322,831      3,386,164
Capital Appreciation Portfolio (Class 2)                               1,879,678     16,379,158
Government and Quality Bond Portfolio (Class 2)                        7,601,235     22,457,616
Growth Portfolio (Class 2)                                             1,157,935      7,218,654
Natural Resources Portfolio (Class 2)                                  3,264,974      6,383,984
Asset Allocation Portfolio (Class 3)                                   7,686,927      7,004,035
Capital Appreciation Portfolio (Class 3)                              39,743,837     71,001,818
Government and Quality Bond Portfolio (Class 3)                      140,657,386    129,659,769
Growth Portfolio (Class 3)                                             5,857,188     27,599,482
Natural Resources Portfolio (Class 3)                                 29,756,964     34,416,903

SUNAMERICA TRUST:
Aggressive Growth Portfolio (Class 1)                               $    895,092   $  6,035,248
Alliance Growth Portfolio (Class 1)                                    3,788,936     38,097,869
Balanced Portfolio (Class 1)                                           2,581,209      8,779,134
Blue Chip Growth Portfolio (Class 1)                                   2,143,435      4,721,906
Capital Growth Portfolio (Class 1)                                       679,724      2,440,385
Cash Management Portfolio (Class 1)                                   47,971,833     71,243,245
Corporate Bond Portfolio (Class 1)                                    14,205,006     29,136,597
Davis Venture Value Portfolio (Class 1)                                4,358,897    102,449,232
"Dogs" of Wall Street Portfolio (Class 1)                              2,742,682      3,452,235
Emerging Markets Portfolio (Class 1)                                   6,873,053     15,861,944
Equity Opportunities Portfolio (Class 1)                                 676,352      7,142,439
Fundamental Growth Portfolio (Class 1)                                   290,406      8,270,030
Global Bond Portfolio (Class 1)                                        7,136,820     12,769,937

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                       Cost of       Proceeds
                                                                       Shares          from
Variable Accounts                                                     Acquired      Shares Sold
-----------------                                                   ------------   ------------
SUNAMERICA TRUST (continued):
Global Equities Portfolio (Class 1)                                 $  1,669,926   $ 12,023,829
Growth Opportunities Portfolio (Class 1)                               2,951,417      3,466,977
Growth-Income Portfolio (Class 1)                                      1,550,050     27,087,201
High-Yield Bond Portfolio (Class 1)                                   25,675,831     33,994,923
International Diversified Equities Portfolio (Class 1)                 5,816,970     14,388,795
International Growth and Income Portfolio (Class 1)                    3,500,747     13,489,086
Marsico Focused Growth Portfolio (Class 1)                               466,169      4,460,040
MFS Massachusetts Investors Trust Portfolio (Class 1)                  3,508,442     14,859,288
MFS Total Return Portfolio (Class 1)                                   7,174,383     39,681,240
Mid-Cap Growth Portfolio (Class 1)                                     4,689,135     11,653,983
Real Estate Portfolio (Class 1)                                        4,766,429      9,510,528
Technology Portfolio (Class 1)                                         2,262,055      5,105,465
Telecom Utility Portfolio (Class 1)                                    1,255,445      4,189,392
Total Return Bond Portfolio (Class 1)                                 19,670,312     13,690,089
Aggressive Growth Portfolio (Class 2)                                    226,970        980,947
Alliance Growth Portfolio (Class 2)                                      748,956      6,870,522
Balanced Portfolio (Class 2)                                           1,106,993      2,524,606
Blue Chip Growth Portfolio (Class 2)                                     314,539        933,074
Capital Growth Portfolio (Class 2)                                       165,591        833,384
Cash Management Portfolio (Class 2)                                   11,401,768     20,351,005
Corporate Bond Portfolio (Class 2)                                     6,342,829     12,208,012
Davis Venture Value Portfolio (Class 2)                                1,630,248     18,794,752
"Dogs" of Wall Street Portfolio (Class 2)                                471,764      1,773,763
Emerging Markets Portfolio (Class 2)                                   2,287,196      4,188,296
Equity Opportunities Portfolio (Class 2)                                 281,255      2,023,837
Foreign Value Portfolio (Class 2)                                      2,876,905      8,611,632
Fundamental Growth Portfolio (Class 2)                                   203,334        773,010
Global Bond Portfolio (Class 2)                                        2,848,406      4,330,909
Global Equities Portfolio (Class 2)                                      984,159      1,829,052
Growth Opportunities Portfolio (Class 2)                                 582,535      1,277,091

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                       Cost of       Proceeds
                                                                       Shares          from
Variable Accounts                                                     Acquired      Shares Sold
-----------------                                                   ------------   ------------
SUNAMERICA TRUST (continued):
Growth-Income Portfolio (Class 2)                                   $    216,610   $  2,127,893
High-Yield Bond Portfolio (Class 2)                                    3,517,530      7,299,840
International Diversified Equities Portfolio (Class 2)                 2,364,058      5,834,498
International Growth and Income Portfolio (Class 2)                    1,250,103      3,099,790
Marsico Focused Growth Portfolio (Class 2)                               632,437      4,702,665
MFS Massachusetts Investors Trust Portfolio (Class 2)                  1,233,154      3,605,989
MFS Total Return Portfolio (Class 2)                                   3,330,060     13,109,333
Mid-Cap Growth Portfolio (Class 2)                                     1,425,999      4,950,444
Real Estate Portfolio (Class 2)                                        1,408,211      2,720,603
Small & Mid Cap Value Portfolio (Class 2)                              2,350,578      7,266,550
Technology Portfolio (Class 2)                                           689,915      1,469,329
Telecom Utility Portfolio (Class 2)                                      242,097        911,809
Total Return Bond Portfolio (Class 2)                                  8,353,309      8,534,325
Aggressive Growth Portfolio (Class 3)                                  4,856,196      3,471,259
Alliance Growth Portfolio (Class 3)                                    5,427,566     25,466,024
American Funds Asset Allocation SAST Portfolio (Class 3)              28,109,925      5,864,872
American Funds Global Growth SAST Portfolio (Class 3)                 99,631,839     14,578,947
American Funds Growth SAST Portfolio (Class 3)                        41,207,957     18,793,617
American Funds Growth-Income SAST Portfolio (Class 3)                 24,919,026     15,382,907
Balanced Portfolio (Class 3)                                           9,934,834      4,178,626
Blue Chip Growth Portfolio (Class 3)                                  24,300,535      4,075,169
Capital Growth Portfolio (Class 3)                                     3,387,969      7,244,358
Cash Management Portfolio (Class 3)                                  138,310,779    192,450,873
Corporate Bond Portfolio (Class 3)                                   139,346,252     85,790,324
Davis Venture Value Portfolio (Class 3)                               54,753,141     68,739,927
"Dogs" of Wall Street Portfolio (Class 3)                             12,234,163      4,885,916
Emerging Markets Portfolio (Class 3)                                  32,315,911     27,622,103

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                       Cost of       Proceeds
                                                                       Shares          from
Variable Accounts                                                     Acquired      Shares Sold
-----------------                                                   ------------   ------------
SUNAMERICA TRUST (continued):
Equity Opportunities Portfolio (Class 3)                            $  1,972,992   $  7,969,906
Foreign Value Portfolio (Class 3)                                    118,584,207     49,299,762
Fundamental Growth Portfolio (Class 3)                                 5,315,356     13,827,837
Global Bond Portfolio (Class 3)                                       55,922,715     30,658,231
Global Equities Portfolio (Class 3)                                    7,554,129      5,285,908
Growth Opportunities Portfolio (Class 3)                              36,879,877     12,421,157
Growth-Income Portfolio (Class 3)                                      2,720,783      2,669,188
High-Yield Bond Portfolio (Class 3)                                   62,623,680     62,561,020
International Diversified Equities Portfolio (Class 3)                21,503,345     34,185,168
International Growth and Income Portfolio (Class 3)                   27,961,632     33,718,080
Marsico Focused Growth Portfolio (Class 3)                            19,196,721      6,647,839
MFS Massachusetts Investors Trust Portfolio (Class 3)                 54,658,383     10,264,825
MFS Total Return Portfolio (Class 3)                                  28,253,500     44,112,019
Mid-Cap Growth Portfolio (Class 3)                                    19,688,947     15,778,597
Real Estate Portfolio (Class 3)                                       42,783,421     21,295,175
Small & Mid Cap Value Portfolio (Class 3)                             87,560,197     68,323,378
Small Company Value Portfolio (Class 3)                               40,200,603     20,939,220
Technology Portfolio (Class 3)                                         6,005,245      8,107,553
Telecom Utility Portfolio (Class 3)                                    2,923,290      2,436,592
Total Return Bond Portfolio (Class 3)                                227,402,058     43,302,913

INVESCO FUNDS (Series II):
Invesco Van Kampen V.I. Capital Growth Fund                         $  4,925,341   $ 10,929,520
Invesco Van Kampen V.I. Comstock Fund                                 55,571,497     43,873,781
Invesco Van Kampen V.I. Growth and Income Fund                        70,914,917     66,918,697

PRINCIPAL FUNDS:
Diversified International Account (Class 1)                         $    213,904   $    772,168
Equity Income Account (Class 1)                                          994,327      4,441,034

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                       Cost of       Proceeds
                                                                       Shares          from
Variable Accounts                                                     Acquired      Shares Sold
-----------------                                                   ------------   ------------
PRINCIPAL FUNDS (continued):
Government & High Quality Bond Account (Class 1)                    $    295,000   $  1,645,183
Income Account (Class 1)                                               1,484,485      2,897,588
LargeCap Blend Account II (Class 1)                                      141,859        830,742
LargeCap Growth Account (Class 1)                                         30,018        221,350
MidCap Blend Account (Class 1)                                           169,456      1,233,570
Money Market Account (Class 1)                                         1,147,902      3,403,343
Principal Capital Appreciation Account (Class 1)                         598,286      3,252,664
Real Estate Securities Account (Class 1)                                  92,395        110,541
SAM Balanced Portfolio (Class 1)                                       4,366,283     22,321,904
SAM Conservative Balanced Portfolio (Class 1)                            826,072      2,706,258
SAM Conservative Growth Portfolio (Class 1)                            1,362,262      9,626,460
SAM Flexible Income Portfolio (Class 1)                                1,285,852      5,536,301
SAM Strategic Growth Portfolio (Class 1)                                 710,571      3,326,888
Short-Term Income Account (Class 1)                                      274,920        697,013
SmallCap Growth Account II (Class 1)                                      39,404        179,203
SmallCap Value Account I (Class 1)                                        37,491        113,067
Diversified International Account (Class 2)                              101,803        263,529
Equity Income Account (Class 2)                                          586,904      4,569,090
Government & High Quality Bond Account (Class 2)                          62,329        330,918
Income Account (Class 2)                                                 580,032      1,836,644
LargeCap Blend Account II (Class 2)                                       45,683         92,303
LargeCap Growth Account (Class 2)                                         36,201         65,302
MidCap Blend Account (Class 2)                                            44,527        201,323
Money Market Account (Class 2)                                         1,339,717      3,120,919
Principal Capital Appreciation Account (Class 2)                         142,262      1,081,909
Real Estate Securities Account (Class 2)                                  86,417        211,270
SAM Balanced Portfolio (Class 2)                                       4,790,836     14,242,726
SAM Conservative Balanced Portfolio (Class 2)                          1,700,501      3,305,048

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                       Cost of       Proceeds
                                                                       Shares          from
Variable Accounts                                                     Acquired      Shares Sold
-----------------                                                   ------------   ------------
PRINCIPAL FUNDS (continued):
SAM Conservative Growth Portfolio (Class 2)                         $  2,687,449   $  8,368,584
SAM Flexible Income Portfolio (Class 2)                                1,181,779      5,038,432
SAM Strategic Growth Portfolio (Class 2)                                 989,006      3,019,739
Short-Term Income Account (Class 2)                                      502,819        426,463
SmallCap Growth Account II (Class 2)                                      65,201         63,449
SmallCap Value Account I (Class 2)                                        83,786         49,540

COLUMBIA TRUST (Class A):
Columbia Asset Allocation Fund, Variable Series                     $     86,736   $    293,722
Columbia Large Cap Value Fund, Variable Series                           220,869        940,849
Columbia Small Company Growth Fund, Variable Series                        9,127        687,644

COLUMBIA TRUST I:
Columbia High Yield Fund, Variable Series (Class A)                 $ 10,665,209   $  8,326,005
Columbia Marsico Focused Equities Fund, Variable Series (Class A)      2,084,418     12,647,011
Columbia Marsico Growth Fund, Variable Series (Class A)                  102,370      1,287,464
Columbia Marsico 21st Century Fund, Variable Series (Class A)             26,061        376,594
Columbia Mid Cap Growth Fund, Variable Series (Class A)                   28,213        418,929
Columbia Marsico International Opportunities Fund, Variable
Series (Class B)                                                         177,937        993,522

AMERICAN SERIES:
Asset Allocation Fund (Class 2)                                     $  3,608,386   $ 16,069,153
Global Growth Fund (Class 2)                                          12,330,603     68,863,227
Growth Fund (Class 2)                                                  9,542,651     95,338,117

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                       Cost of       Proceeds
                                                                       Shares          from
Variable Accounts                                                     Acquired      Shares Sold
-----------------                                                   ------------   ------------
AMERICAN SERIES (continued):
Growth-Income Fund (Class 2)                                        $ 12,812,431   $ 80,209,550
Asset Allocation Fund (Class 3)                                        2,573,113      6,403,510
Cash Management Fund (Class 3)                                        11,163,083     15,204,001
Growth Fund (Class 3)                                                  3,423,108     38,294,735
Growth-Income Fund (Class 3)                                           3,461,022     38,802,070
High-Income Bond Fund (Class 3)                                        7,927,584      9,997,800
International Fund (Class 3)                                           1,824,194     11,655,516
U.S. Government/AAA-Rated Securities Fund (Class 3)                    4,687,242      6,917,724

LORD ABBETT FUND (Class VC):
Growth and Income Portfolio                                         $ 32,377,162   $ 38,217,129
Mid Cap Value Portfolio                                                1,088,370      6,233,254

BB&T FUNDS:
BB&T Capital Manager Equity VIF                                     $    155,275   $    689,884
BB&T Mid Cap Growth VIF                                                        1      1,304,715
BB&T Select Equity VIF                                                    62,338        330,279
BB&T Special Opportunities Equity VIF                                  3,532,257      4,596,465
BB&T Total Return Bond VIF                                             2,065,061      2,567,414

MTB TRUST:
MTB Managed Allocation Fund - Moderate Growth II                    $          2   $         53

FRANKLIN TEMPLETON TRUST (Class 2):
Franklin Income Securities Fund                                     $ 28,880,168   $  4,404,651
Franklin Templeton VIP Founding Funds Allocation Fund                  9,581,729      5,346,456

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                       Cost of       Proceeds
                                                                       Shares          from
Variable Accounts                                                     Acquired      Shares Sold
-----------------                                                   ------------   ------------
SEASONS TRUST (Class 3):
Allocation Balanced Portfolio (1)                                   $ 35,207,875   $  3,613,353
Allocation Growth Portfolio (1)                                        5,689,904      1,528,858
Allocation Moderate Growth Portfolio (1)                              55,566,655      3,377,493
Allocation Moderate Portfolio (1)                                     43,736,747      1,684,808
Real Return Portfolio (1)                                             90,661,099      5,956,884

(1)  For the period from January 19, 2010 (inception) to December 31, 2010.

6.   OTHER MATTERS

     On March 8, 2010, American International Group announced a definitive agreement for the sale of American Life Insurance Company ("ALICO"), one of the world's largest and most diversified international life insurance companies, to MetLife, Inc. ("MetLife") for approximately $15.5 billion, including $6.8 billion in cash and the remainder in equity securities of MetLife, subject to closing adjustments. The ALICO sale closed on November 1, 2010. The fair value of the consideration at closing was approximately $16.2 billion.

     American International Group closed the sale of a portion of its asset management business to Pacific Century Group at the end of March 2010, and the divested portion of the asset management business has been branded as PineBridge Investments. In connection with the closing of the sale, the Company's investment advisory agreement previously entered into with AIG Global Investment Corp. was assigned to AIG Asset Management (U.S.), LLC ("AMG"), an American International Group affiliate, and the majority of the Company's invested assets are currently managed by AMG.

     On September 30, 2010, American International Group entered into an agreement-in-principle with the U.S. Department of the Treasury (the "Department of the Treasury"), the Federal Reserve Bank of New York (the "New York Fed"), and the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), for a series of integrated transactions to recapitalize American International Group (the "Recapitalization"). American International Group completed the Recapitalization on January 14, 2011 (see note 7).

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   OTHER MATTERS (continued)

     On October 29, 2010, American International Group completed an initial public offering of 8.08 billion ordinary shares of AIA Group Limited for aggregate gross proceeds of approximately $20.51 billion. Upon completion of the initial public offering, American International Group owned approximately thirty-three percent of AIA Group Limited's outstanding shares.

     Additional information on American International Group is publicly available in its regulatory filings with the U.S. Securities and Exchange Commission ("SEC"). Information regarding American International Group as described in these footnotes is qualified by regulatory filings American International Group files from time to time with the SEC.

7.   SUBSEQUENT EVENTS

     On January 14, 2011, American International Group completed the Recapitalization with the New York Fed, the Department of the Treasury, and the Trust. As part of the Recapitalization, American International Group repaid to the New York Fed approximately $21 billion in cash, representing complete repayment of all amounts owing under American International Group's revolving credit facility with the New York Fed (the "New York Fed credit facility"), and the New York Fed credit facility was terminated. In addition, (i) the shares of American International Group's Series C Perpetual, Convertible, Participating Preferred Stock, par value $5.00 per share, held by the Trust were exchanged for 562,868,096 shares of American International Group common stock and were subsequently transferred by the Trust to the Department of the Treasury; (ii) the shares of American International Group's Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share, held by the Department of the Treasury were exchanged for 924,546,133 shares of American International Group common stock; and (iii) the shares of American International Group's Series F Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share, held by the Department of the Treasury were exchanged for
     (a) preferred interests in two special purpose vehicles, (b) 20,000 shares of American International Group's Series G Cumulative Mandatory Convertible Preferred Stock, par value $5.00 per share, a new series of TARP preferred stock, and (c) 167,623,733 shares of American International Group common stock. As a result of the Recapitalization, the Department of the Treasury held 1,655,037,962 shares of newly issued American International Group common stock, representing ownership of approximately 92 percent of the outstanding American International Group common stock at December 31, 2010. After the share exchange and distribution were completed, the Trust terminated pursuant to the terms and conditions of the agreement that established the Trust. It is expected that over time the Department of the Treasury will sell its shares of American International Group common stock on the open market.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

7.   SUBSEQUENT EVENTS (continued)

     On March 10, 2011, American International Group submitted a binding bid to the New York Fed to purchase all of the residential mortgage backed securities ("RMBS") owned by Maiden Lane II LLC for $15.7 billion in cash. If the New York Fed accepted the binding bid, it was anticipated that the Company (along with certain other American International Group companies) would be a purchaser of certain of these RMBS. On March 30, 2011, the New York Fed announced that it was declining American International Group's offer to purchase all of the RMBS held in the Maiden Lane II portfolio and instead would sell these securities through a competitive process.

     On March 30, 2011, American International Group and the Company entered into an Unconditional Capital Maintenance Agreement ("CMA"). Among other things, the CMA provides that American International Group would maintain the Company's total adjusted capital (as defined under applicable insurance laws) at or above a certain specified minimum percentage of the Company's projected company action level RBC (as defined under applicable insurance laws). The CMA also provides that if the Company's total adjusted capital is in excess of a certain specified minimum percentage of the Company's company action level RBC (as reflected in the Company's quarterly or annual statutory financial statement), subject to board and regulatory approval(s), the Company would declare and pay ordinary dividends to its equity holders in an amount in excess of that required to maintain the specified minimum percentage. The CMA will replace an existing support agreement in effect between American International Group and the Company, which agreement will be terminated by American International Group in accordance with its terms on April 24, 2011.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES

     A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the periods ended December 31, 2010, 2009, 2008, 2007, and 2006, follows:

                   At December 31                              For the Year Ended December 31
---------------------------------------------------  -------------------------------------------------
                   Unit Fair Value                   Expense Ratio   Investment       Total Return
                      Lowest to         Net Assets       Lowest        Income          Lowest to
Year     Units     Highest ($)(4)           ($)      to Highest (1)   Ratio (2)       Highest (3)
----  ----------  ----------------    -------------  --------------  ----------  ---------------------
Asset Allocation Portfolio (Class 1)
2010   5,350,434   27.01 to  27.67      148,047,003  1.52% to 1.77%     2.69%     11.86%     to  12.14%
2009   6,064,925   24.15 to  24.68      149,654,165  1.52% to 1.77%     3.77%     20.16%     to  20.46%
2008   7,194,179   20.10 to  20.49      147,375,114  1.52% to 1.77%     3.09%    -24.40%     to -24.21%
2007   8,873,343   26.59 to  27.03      239,833,843  1.52% to 1.77%     2.74%      6.54%     to   6.81%
2006  11,018,438   24.95 to  25.31      278,843,708  1.52% to 1.77%     3.14%      9.37%     to   9.64%
Capital Appreciation Portfolio (Class 1)
2010   6,597,464   13.83 to  52.43(5)   339,813,674  1.52% to 1.77%     0.13%     20.58%     to  20.88%
2009   7,736,493   11.47 to  43.37(5)   328,926,042  1.52% to 1.77%     0.00%     34.36%     to  34.70%
2008   9,603,733    8.54 to  32.20(5)   300,820,039  1.52% to 1.77%     0.00%    -41.40%     to -41.25%
2007  12,544,886   14.57 to  54.81(5)   668,182,946  1.52% to 1.77%     0.33%     25.47%     to  25.78%
2006  15,756,681   11.61 to  43.57(5)   668,822,485  1.52% to 1.77%     0.14%      9.47%     to   9.74%
Government and Quality Bond Portfolio (Class 1)
2010   7,751,361   13.28 to  19.94      153,478,309  1.52% to 1.77%     3.98%      3.15%     to   3.41%
2009   9,397,555   12.88 to  19.28      179,811,641  1.52% to 1.77%     4.66%      2.44%     to   2.69%
2008  11,993,175   12.57 to  18.78      223,101,020  1.52% to 1.77%     3.90%      2.50%     to   2.76%
2007  13,002,662   12.26 to  18.27      234,675,614  1.52% to 1.77%     3.75%      4.42%     to   4.69%
2006  15,018,602   11.75 to  17.46      259,295,419  1.52% to 1.77%     3.58%      1.49%     to   1.74%
Growth Portfolio (Class 1)
2010   3,315,995   32.66 to  33.48      110,972,743  1.52% to 1.77%     0.69%     12.14%     to  12.42%
2009   4,003,562   29.12 to  29.78      119,178,758  1.52% to 1.77%     1.12%     35.97%     to  36.31%
2008   4,907,778   21.42 to  21.85      107,186,478  1.52% to 1.77%     0.73%    -41.47%     to -41.32%
2007   6,556,944   36.59 to  37.23      244,036,963  1.52% to 1.77%     0.69%      8.26%     to   8.53%
2006   8,365,889   33.80 to  34.31      286,915,866  1.52% to 1.77%     0.60%     11.30%     to  11.58%
Natural Resources Portfolio (Class 1)
2010   1,557,073   57.58 to  59.04       91,874,923  1.52% to 1.77%     0.88%     14.16%     to  14.45%
2009   1,922,741   50.44 to  51.58       99,135,192  1.52% to 1.77%     1.47%     55.30%     to  55.68%
2008   2,237,556   32.48 to  33.13       74,109,970  1.52% to 1.77%     0.86%    -50.68%     to -50.56%
2007   3,208,730   65.85 to  67.01      214,948,823  1.52% to 1.77%     1.10%     37.74%     to  38.09%
2006   3,796,380   47.81 to  48.53      184,183,331  1.52% to 1.77%     0.63%     22.74%     to  23.05%
Asset Allocation Portfolio (Class 2)
2010     445,415   26.22 to  27.29       12,068,846  1.52% to 1.97%     2.55%     11.47%     to  11.97%
2009     534,495   23.52 to  24.37       12,952,662  1.52% to 1.97%     3.62%     19.74%     to  20.27%
2008     601,315   19.64 to  20.27       12,122,668  1.52% to 1.97%     2.93%    -24.66%     to -24.32%
2007     700,449   26.07 to  26.78       18,679,976  1.52% to 1.97%     2.69%      6.17%     to   6.65%
2006     715,105   24.56 to  25.11       17,890,649  1.52% to 1.97%     3.08%      8.99%     to   9.48%
Capital Appreciation Portfolio (Class 2)
2010   1,297,490   50.35 to  52.23(5)    67,059,315  1.40% to 1.97%     0.02%     20.16%     to  20.84%
2009   1,599,362   41.90 to  43.22(5)    68,526,327  1.40% to 1.97%     0.00%     33.89%     to  34.66%
2008   2,019,308   31.30 to  32.10(5)    64,342,219  1.40% to 1.97%     0.00%    -41.62%     to -41.29%
2007   2,473,375   53.61 to  54.67(5)   134,461,434  1.40% to 1.97%     0.22%     25.07%     to  25.78%
2006   2,897,869   42.86 to  43.46(5)   125,440,101  1.40% to 1.97%     0.02%      9.08%     to   9.71%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                   At December 31                              For the Year Ended December 31
---------------------------------------------------  -------------------------------------------------
                   Unit Fair Value                   Expense Ratio   Investment       Total Return
                      Lowest to         Net Assets       Lowest        Income          Lowest to
Year     Units     Highest ($)(4)           ($)      to Highest (1)   Ratio (2)       Highest (3)
----  ----------  ----------------    -------------  --------------  ----------  ---------------------
Government and Quality Bond Portfolio (Class 2)
2010   3,615,043   18.93 to  19.69       70,840,016  1.52% to 1.97%     3.77%      2.79%     to   3.25%
2009   4,464,526   18.41 to  19.07       84,762,472  1.52% to 1.97%     4.53%      2.08%     to   2.54%
2008   5,547,521   18.04 to  18.60      102,765,344  1.52% to 1.97%     3.91%      2.15%     to   2.61%
2007   6,197,491   17.66 to  18.13      111,935,603  1.52% to 1.97%     3.63%      4.06%     to   4.53%
2006   6,773,799   16.97 to  17.34      117,062,386  1.52% to 1.97%     3.51%      1.14%     to   1.59%
Growth Portfolio (Class 2)
2010   1,065,457   31.84 to  33.07       35,104,300  1.52% to 1.97%     0.58%     11.75%     to  12.26%
2009   1,255,422   28.50 to  29.46       36,875,488  1.52% to 1.97%     0.91%     35.49%     to  36.10%
2008   1,528,935   21.03 to  21.64       33,008,654  1.52% to 1.97%     0.55%    -41.67%     to -41.41%
2007   1,878,339   36.06 to  36.94       69,224,882  1.52% to 1.97%     0.56%      7.89%     to   8.37%
2006   2,240,626   33.42 to  34.08       76,222,516  1.52% to 1.97%     0.47%     10.91%     to  11.41%
Natural Resources Portfolio (Class 2)
2010     354,974   56.16 to  58.45       20,577,924  1.52% to 1.97%     0.77%     13.77%     to  14.27%
2009     440,030   49.36 to  51.15       22,331,708  1.52% to 1.97%     1.23%     54.76%     to  55.45%
2008     542,243   31.90 to  32.90       17,710,051  1.52% to 1.97%     0.74%    -50.85%     to -50.63%
2007     677,466   64.90 to  66.65       44,896,542  1.52% to 1.97%     1.00%     37.27%     to  37.88%
2006     804,761   47.28 to  48.34       38,673,206  1.52% to 1.97%     0.53%     22.31%     to  22.86%
Asset Allocation Portfolio (Class 3)
2010   1,089,320   11.14 to  11.70(5)    26,111,044  1.15% to 2.30%     2.49%     10.78%     to  12.27%(6)
2009     971,609   10.06 to  10.42(5)    22,884,366  1.15% to 2.30%     3.45%     19.66%(13) to  20.56%(6)
2008   1,020,520    8.42 to   8.64(5)    20,124,873  1.15% to 2.05%     2.83%    -25.07%     to -24.13%
2007   1,204,679   11.23 to  11.39(5)    31,765,835  1.15% to 2.05%     2.68%      5.72%     to   6.78%(6)
2006   1,134,571   10.63 to  10.67(5)    28,162,091  1.15% to 2.05%     3.41%      5.29%(7)  to   5.69%(7)(6)
Capital Appreciation Portfolio (Class 3)
2010   9,407,507   12.63 to  13.20(5)   399,561,339  1.15% to 2.30%     0.00%     19.65%     to  21.03%
2009   8,852,152   10.56 to  10.91(5)   354,705,982  1.15% to 2.30%     0.00%     34.86%     to  34.98%(13)(6)
2008   9,645,069    7.91 to   8.09(5)   296,122,416  1.15% to 2.05%     0.00%    -41.70%     to -41.18%
2007   9,762,727   13.57 to  13.75(5)   521,705,334  1.15% to 2.05%     0.15%     24.76%     to  25.94%(6)
2006   9,288,929   10.88 to  10.92(5)   398,541,757  1.15% to 2.05%     0.00%      7.23%(7)  to   7.55%(7)(6)
Government and Quality Bond Portfolio (Class 3)
2010  33,724,258   11.23 to  11.66(5)   614,635,115  1.15% to 2.30%     3.69%      2.34%     to   3.53%
2009  32,768,598   10.97 to  11.26(5)   598,222,501  1.15% to 2.30%     4.59%      0.84%(13) to   2.82%(6)
2008  31,721,186   10.72 to  10.95(5)   570,555,593  1.15% to 2.05%     4.06%      1.96%     to   2.88%
2007  31,310,811   10.52 to  10.65(5)   557,013,536  1.15% to 2.05%     3.80%      3.88%     to   4.81%(6)
2006  23,293,805   10.12 to  10.16(5)   399,803,235  1.15% to 2.05%     3.61%      1.03%(7)  to   1.37%(7)(6)
Growth Portfolio (Class 3)
2010   4,614,824   10.20 to  10.68(5)   139,438,193  1.15% to 2.30%     0.50%     10.84%     to  12.56%
2009   5,241,332    9.21 to   9.49(5)   143,954,599  1.15% to 2.30%     0.77%     28.66%(13) to  36.47%
2008   6,266,233    6.79 to   6.95(5)   127,120,040  1.15% to 2.05%     0.44%    -41.76%     to -41.25%
2007   6,064,625   11.66 to  11.83(5)   218,730,283  1.15% to 2.05%     0.49%      7.41%     to   8.67%(6)
2006   5,660,379   10.86 to  10.89(5)   191,269,980  1.15% to 2.05%     0.41%      7.57%(7)  to   7.93%(7)(6)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                   At December 31                              For the Year Ended December 31
---------------------------------------------------  -------------------------------------------------
                   Unit Fair Value                   Expense Ratio   Investment       Total Return
                      Lowest to         Net Assets       Lowest        Income          Lowest to
Year     Units     Highest ($)(4)           ($)      to Highest (1)   Ratio (2)       Highest (3)
----  ----------  ----------------    -------------  --------------  ----------  ---------------------
Natural Resources Portfolio (Class 3)
2010   3,317,100   12.07 to  12.82(5)   157,516,099  1.15% to 2.30%     0.70%     11.91%     to  14.59%
2009   3,269,902   10.78 to  11.19(5)   150,922,682  1.15% to 2.30%     1.09%     29.29%(13) to  55.87%
2008   3,603,233    6.98 to   7.18(5)   109,563,013  1.15% to 2.05%     0.66%    -50.95%     to -50.50%
2007   3,133,647   14.22 to  14.50(5)   200,622,720  1.15% to 2.05%     0.97%     36.41%     to  38.23%(6)
2006   2,461,054   10.43 to  10.49(5)   116,871,760  1.15% to 2.05%     0.50%      3.04%(7)  to   3.75%(7)(6)
Aggressive Growth Portfolio (Class 1)
2010   2,381,289    6.86 to  13.29       31,520,617  1.52% to 1.77%     0.00%     19.04%     to  19.34%
2009   2,788,887    5.76 to  11.14       30,938,865  1.52% to 1.77%     0.14%     38.02%     to  38.36%
2008   3,401,679    4.18 to   8.05       27,224,036  1.52% to 1.77%     0.61%    -53.47%     to -53.35%
2007   4,460,489    8.97 to  17.25       76,503,300  1.52% to 1.77%     0.55%     -2.23%     to  -1.99%
2006   5,927,405    9.18 to  17.60      103,875,273  1.52% to 1.77%     0.10%     11.31%     to  11.58%(6)
Alliance Growth Portfolio (Class 1)
2010   5,945,122    8.80 to  32.94      194,227,558  1.52% to 1.77%     0.83%      8.31%     to   8.58%
2009   7,055,815    8.12 to  30.34      212,426,679  1.52% to 1.77%     0.61%     38.56%     to  38.91%
2008   8,824,481    5.86 to  21.84      190,007,995  1.52% to 1.77%     0.15%    -41.78%     to -41.63%
2007  11,463,534   10.07 to  37.42      423,159,668  1.52% to 1.77%     0.05%     12.60%     to  12.88%
2006  15,611,799    8.94 to  33.15      511,866,141  1.52% to 1.77%     0.12%     -0.99%     to  -0.75%
Balanced Portfolio (Class 1)
2010   3,220,885    9.20 to  16.72       52,795,983  1.52% to 1.77%     1.93%      9.88%     to  10.15%
2009   3,636,635    8.37 to  15.18       54,170,244  1.52% to 1.77%     3.40%     21.85%     to  22.16%
2008   4,198,298    6.87 to  12.43       51,897,036  1.52% to 1.77%     3.23%    -27.19%     to -27.01%
2007   5,601,380    9.44 to  17.02       94,817,626  1.52% to 1.77%     2.76%      3.55%     to   3.81%
2006   7,256,521    9.11 to  16.40      118,416,104  1.52% to 1.77%     2.59%      8.92%     to   9.19%
Blue Chip Growth Portfolio (Class 1)
2010   1,151,423    6.25 to   7.79        7,453,970  1.52% to 1.77%     0.29%     10.54%     to  10.82%
2009   1,542,759    5.65 to   7.03        8,996,959  1.52% to 1.77%     0.34%     34.44%     to  34.78%
2008   1,575,290    4.20 to   5.22        6,818,684  1.52% to 1.77%     0.40%    -40.07%     to -39.92%
2007   2,329,044    7.02 to   8.69       16,771,820  1.52% to 1.77%     0.33%     12.07%     to  12.35%
2006   2,693,153    6.26 to   7.73       17,265,461  1.52% to 1.77%     0.23%      4.71%     to   4.97%
Capital Growth Portfolio (Class 1)
2010     921,727    7.32 to   7.51        6,911,604  1.52% to 1.77%     0.00%      7.32%     to   7.59%
2009   1,168,646    6.82 to   6.98        8,146,440  1.52% to 1.77%     0.00%     40.98%     to  41.33%
2008   1,112,899    4.84 to   4.94        5,488,291  1.52% to 1.77%     0.00%    -46.13%     to -45.99%
2007   1,483,536    8.99 to   9.15       13,549,487  1.52% to 1.77%     1.12%     11.56%     to  11.84%
2006   1,769,810    8.05 to   8.18       14,457,352  1.52% to 1.77%     0.30%     14.61%     to  14.89%
Cash Management Portfolio (Class 1)
2010   6,259,934   10.11 to  13.30       83,078,100  1.52% to 1.77%     0.00%     -1.98%     to  -1.74%
2009   7,890,791   10.31 to  13.54      106,567,407  1.52% to 1.77%     2.09%     -1.71%     to  -1.46%
2008  13,589,028   10.49 to  13.74      186,373,001  1.52% to 1.77%     3.70%     -0.59%     to  -0.35%
2007  11,415,409   10.55 to  13.79      157,085,537  1.52% to 1.77%     3.75%      2.68%     to   2.93%
2006   9,554,341   10.28 to  13.39      127,627,207  1.52% to 1.77%     2.57%      2.80%     to   3.05%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                   At December 31                              For the Year Ended December 31
---------------------------------------------------  -------------------------------------------------
                   Unit Fair Value                   Expense Ratio   Investment       Total Return
                      Lowest to         Net Assets       Lowest        Income          Lowest to
Year     Units     Highest ($)(4)           ($)      to Highest (1)   Ratio (2)       Highest (3)
----  ----------  ----------------    -------------  --------------  ----------  ---------------------
Corporate Bond Portfolio (Class 1)
2010   4,937,540   23.28 to  23.88      117,817,851  1.52% to 1.77%     6.25%      9.02%     to   9.30%
2009   5,837,425   21.36 to  21.85      127,454,013  1.52% to 1.77%     6.18%     28.68%     to  29.00%
2008   6,240,647   16.60 to  16.94      105,636,170  1.52% to 1.77%     4.24%     -9.40%     to  -9.17%
2007   7,818,914   18.32 to  18.65      145,719,768  1.52% to 1.77%     3.85%      3.63%     to   3.89%
2006   8,696,448   17.68 to  17.95      156,032,513  1.52% to 1.77%     4.27%      4.00%     to   4.26%
Davis Venture Value Portfolio (Class 1)
2010  14,479,135   12.09 to  35.94      516,192,684  1.52% to 1.77%     0.74%     10.22%     to  10.49%
2009  17,402,626   10.97 to  32.53      560,675,687  1.52% to 1.77%     1.60%     31.16%     to  31.49%
2008  21,525,126    8.36 to  24.74      525,791,927  1.52% to 1.77%     1.57%    -39.24%     to -39.09%
2007  28,232,833   13.77 to  40.62    1,132,762,035  1.52% to 1.77%     0.85%      3.80%     to   4.06%
2006  35,548,548   13.26 to  39.03    1,372,722,485  1.52% to 1.77%     0.97%     13.29%     to  13.57%
"Dogs" of Wall Street Portfolio (Class 1)
2010   1,685,553   12.11 to  12.42       20,912,903  1.52% to 1.77%     2.86%     14.69%     to  14.98%
2009   1,777,635   10.56 to  10.80       19,185,423  1.52% to 1.77%     4.80%     18.04%     to  18.34%
2008   2,229,026    8.94 to   9.13       20,330,702  1.52% to 1.77%     3.18%    -27.88%     to -27.70%
2007   2,886,729   12.40 to  12.62       36,420,354  1.52% to 1.77%     2.36%     -3.65%     to  -3.41%
2006   4,108,875   12.87 to  13.07       53,675,570  1.52% to 1.77%     2.50%     19.52%     to  19.81%
Emerging Markets Portfolio (Class 1)
2010   3,029,609   22.68 to  34.81       70,563,496  1.52% to 1.77%     1.41%     16.44%     to  16.73%
2009   3,502,327   19.48 to  29.82       69,854,315  1.52% to 1.77%     0.00%     73.56%     to  73.99%
2008   3,636,407   11.22 to  17.14       41,703,578  1.52% to 1.77%     1.44%    -57.38%     to -57.27%
2007   5,540,449   26.33 to  40.11      148,654,454  1.52% to 1.77%     1.92%     38.91%     to  39.25%
2006   6,586,154   18.95 to  28.80      126,882,022  1.52% to 1.77%     0.91%     28.81%     to  29.13%
Equity Opportunities Portfolio (Class 1)
2010   1,903,762   18.23 to  18.70       35,569,774  1.52% to 1.77%     0.70%     15.04%     to  15.32%
2009   2,272,164   15.85 to  16.22       36,813,569  1.52% to 1.77%     1.31%     29.78%     to  30.10%
2008   2,848,230   12.21 to  12.46       35,474,098  1.52% to 1.77%     1.45%    -39.55%     to -39.40%
2007   3,858,303   20.20 to  20.57       79,309,576  1.52% to 1.77%     1.64%     -1.65%     to  -1.40%
2006   5,190,000   20.54 to  20.86      108,217,271  1.52% to 1.77%     1.53%     14.65%     to  14.94%
Fundamental Growth Portfolio (Class 1)
2010   2,791,218    7.28 to  18.09       50,204,357  1.52% to 1.77%     0.00%     14.95%     to  15.24%
2009   3,252,503    6.33 to  15.69       50,737,315  1.52% to 1.77%     0.00%     33.59%     to  33.93%
2008   3,874,789    4.74 to  11.72       45,125,727  1.52% to 1.77%     0.00%    -45.81%     to -45.67%
2007   4,922,503    8.74 to  21.57      105,460,035  1.52% to 1.77%     0.00%     13.13%     to  13.41%
2006   6,573,329    7.73 to  19.02      124,318,991  1.52% to 1.77%     0.02%      3.93%     to   4.19%
Global Bond Portfolio (Class 1)
2010   2,435,976   14.59 to  22.78       55,110,439  1.52% to 1.77%     4.09%      4.42%     to   4.68%
2009   2,805,022   13.98 to  21.77       60,695,476  1.52% to 1.77%     3.41%      5.61%     to   5.88%
2008   3,232,771   13.23 to  20.56       65,988,275  1.52% to 1.77%     2.95%      3.81%     to   4.07%
2007   3,725,872   12.75 to  19.75       72,916,266  1.52% to 1.77%     0.59%      9.43%     to   9.70%
2006   3,699,912   11.65 to  18.01       66,045,775  1.52% to 1.77%     8.87%      2.05%     to   2.30%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                   At December 31                              For the Year Ended December 31
---------------------------------------------------  -------------------------------------------------
                   Unit Fair Value                   Expense Ratio   Investment       Total Return
                      Lowest to         Net Assets       Lowest        Income          Lowest to
Year     Units     Highest ($)(4)           ($)      to Highest (1)   Ratio (2)       Highest (3)
----  ----------  ----------------    -------------  --------------  ----------  ---------------------
Global Equities Portfolio (Class 1)
2010   3,105,351    9.51 to  21.20       65,682,773  1.52% to 1.77%     1.71%     12.34%     to  12.62%
2009   3,656,933    8.46 to  18.83       68,658,954  1.52% to 1.77%     2.83%     27.13%     to  27.45%
2008   4,455,237    6.66 to  14.77       65,401,932  1.52% to 1.77%     2.10%    -44.39%     to -44.25%
2007   5,972,702   11.97 to  26.50      157,423,591  1.52% to 1.77%     1.16%      9.91%     to  10.18%
2006   7,394,159   10.89 to  24.05      176,964,120  1.52% to 1.77%     0.88%     21.70%     to  22.00%
Growth Opportunities Portfolio (Class 1)
2010   2,049,362    5.97 to   6.12       12,523,208  1.52% to 1.77%     0.00%     22.16%     to  22.46%
2009   2,146,854    4.89 to   4.99       10,714,078  1.52% to 1.77%     0.00%     16.18%     to  16.47%
2008   2,415,458    4.21 to   4.29       10,348,589  1.52% to 1.77%     0.00%    -37.01%     to -36.85%
2007   3,277,374    6.68 to   6.79       22,236,254  1.52% to 1.77%     0.00%     19.43%     to  19.73%
2006   3,697,904    5.59 to   5.67       20,956,363  1.52% to 1.77%     0.00%     11.45%     to  11.73%
Growth-Income Portfolio (Class 1)
2010   5,628,193    8.36 to  27.02      150,039,360  1.52% to 1.77%     0.94%      9.55%     to   9.82%
2009   6,654,865    7.63 to  24.60      161,401,177  1.52% to 1.77%     1.44%     25.93%     to  26.24%
2008   8,268,914    6.06 to  19.49      158,513,305  1.52% to 1.77%     1.05%    -43.91%     to -43.77%
2007  10,811,269   10.80 to  34.65      367,388,712  1.52% to 1.77%     0.89%      9.17%     to   9.44%
2006  14,413,766    9.90 to  31.66      449,064,125  1.52% to 1.77%     0.70%      5.54%     to   5.81%
High-Yield Bond Portfolio (Class 1)
2010   3,907,227   21.68 to  22.20       86,693,034  1.52% to 1.77%     9.59%     12.59%     to  12.88%
2009   4,656,578   19.25 to  19.67       91,538,604  1.52% to 1.77%     9.12%     39.53%     to  39.88%
2008   4,774,549   13.80 to  14.06       67,100,538  1.52% to 1.77%    10.11%    -33.35%     to -33.18%
2007   6,081,847   20.70 to  21.04      127,924,639  1.52% to 1.77%     7.12%     -0.40%     to  -0.15%
2006   8,694,111   20.79 to  21.07      183,161,973  1.52% to 1.77%     7.61%     12.66%     to  12.94%
International Diversified Equities Portfolio (Class 1)
2010   4,302,496   13.08 to  13.41       57,652,237  1.52% to 1.77%     4.06%      6.59%     to   6.86%
2009   5,137,601   12.27 to  12.55       64,426,394  1.52% to 1.77%     1.37%     26.88%     to  27.20%
2008   6,544,110    9.67 to   9.86       64,521,307  1.52% to 1.77%     3.16%    -40.53%     to -40.38%
2007   8,416,582   16.26 to  16.54      139,192,910  1.52% to 1.77%     2.01%     13.33%     to  13.61%
2006  10,209,822   14.35 to  14.56      148,632,225  1.52% to 1.77%     0.41%     21.29%     to  21.59%
International Growth and Income Portfolio (Class 1)
2010   4,460,288    9.88 to  14.12       62,433,700  1.52% to 1.77%     4.05%      5.22%     to   5.48%
2009   5,364,931    9.39 to  13.39       71,179,908  1.52% to 1.77%     0.00%     25.52%     to  25.83%
2008   6,860,589    7.48 to  10.64       72,266,380  1.52% to 1.77%     2.64%    -46.86%     to -46.73%
2007  10,137,855   14.08 to  19.97      200,680,648  1.52% to 1.77%     1.54%      5.29%     to   5.55%
2006  12,387,765   13.37 to  18.92      232,588,695  1.52% to 1.77%     1.30%     24.82%     to  25.13%
Marsico Focused Growth Portfolio (Class 1)
2010   1,461,419   11.56 to  11.86       17,285,173  1.52% to 1.77%     0.40%     15.35%     to  15.64%
2009   1,822,557   10.02 to  10.25       18,645,644  1.52% to 1.77%     0.80%     28.41%     to  28.73%
2008   2,572,784    7.80 to   7.96       20,454,275  1.52% to 1.77%     0.44%    -41.86%     to -41.71%
2007   3,577,168   13.42 to  13.66       48,795,490  1.52% to 1.77%     0.19%     11.66%     to  11.94%
2006   4,898,463   12.02 to  12.21       59,722,391  1.52% to 1.77%     0.00%      6.68%     to   6.95%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                   At December 31                              For the Year Ended December 31
---------------------------------------------------  -------------------------------------------------
                   Unit Fair Value                   Expense Ratio   Investment       Total Return
                      Lowest to         Net Assets       Lowest        Income          Lowest to
Year     Units     Highest ($)(4)           ($)      to Highest (1)   Ratio (2)       Highest (3)
----  ----------  ----------------    -------------  --------------  ----------  ---------------------
MFS Massachusetts Investors Trust Portfolio (Class 1)
2010   2,611,728   10.41 to  23.27       60,339,321  1.52% to 1.77%     0.95%      9.23%     to   9.51%
2009   3,136,517    9.53 to  21.25       66,226,571  1.52% to 1.77%     1.34%     24.51%     to  24.83%
2008   3,684,767    7.66 to  17.02       62,320,505  1.52% to 1.77%     0.95%    -33.63%     to -33.46%
2007   4,731,631   11.53 to  25.58      120,201,972  1.52% to 1.77%     1.10%      8.63%     to   8.91%
2006   6,089,977   10.62 to  23.49      142,284,797  1.52% to 1.77%     0.67%     11.20%     to  11.48%
MFS Total Return Portfolio (Class 1)
2010   6,704,504   12.75 to  28.02      185,839,559  1.52% to 1.77%     2.84%      8.11%     to   8.38%
2009   8,051,986   11.79 to  25.85      205,782,136  1.52% to 1.77%     3.80%     16.40%     to  16.69%
2008   9,794,360   10.13 to  22.16      214,130,913  1.52% to 1.77%     3.03%    -23.39%     to -23.20%
2007  12,819,292   13.22 to  28.85      364,898,447  1.52% to 1.77%     2.49%      2.41%     to   2.67%
2006  15,505,974   12.91 to  28.10      429,872,722  1.52% to 1.77%     2.30%     10.03%     to  10.31%
Mid-Cap Growth Portfolio (Class 1)
2010   3,809,894    7.05 to  12.13       45,703,076  1.52% to 1.77%     0.00%     23.26%     to  23.56%
2009   4,479,793    5.72 to   9.81       43,422,346  1.52% to 1.77%     0.00%     39.93%     to  40.28%
2008   5,294,777    4.09 to   7.00       36,492,261  1.52% to 1.77%     0.00%    -44.36%     to -44.22%
2007   6,872,375    7.35 to  12.54       85,043,221  1.52% to 1.77%     0.24%     14.89%     to  15.18%
2006   9,175,798    6.39 to  10.89       98,751,287  1.52% to 1.77%     0.00%      0.77%     to   1.02%
Real Estate Portfolio (Class 1)
2010   1,630,893   21.67 to  22.22       36,225,392  1.52% to 1.77%     1.88%     17.79%     to  18.09%
2009   1,874,898   18.40 to  18.82       35,267,388  1.52% to 1.77%     2.18%     27.51%     to  27.83%
2008   2,414,836   14.43 to  14.72       35,535,662  1.52% to 1.77%     3.24%    -44.88%     to -44.74%
2007   3,201,604   26.17 to  26.64       85,266,112  1.52% to 1.77%     1.23%    -15.85%     to -15.64%
2006   4,877,438   31.10 to  31.58      153,981,034  1.52% to 1.77%     1.31%     32.13%     to  32.46%
Technology Portfolio (Class 1)
2010   4,925,859    2.38 to   2.44       11,995,754  1.52% to 1.77%     0.00%     18.16%     to  18.45%
2009   6,314,247    2.01 to   2.06       12,983,385  1.52% to 1.77%     0.00%     47.77%     to  48.14%
2008   4,765,186    1.36 to   1.39        6,613,662  1.52% to 1.77%     0.00%    -52.00%     to -51.88%
2007   7,840,652    2.84 to   2.89       22,615,569  1.52% to 1.77%     0.00%     19.80%     to  20.10%
2006   6,722,580    2.37 to   2.40       16,146,229  1.52% to 1.77%     0.00%     -0.65%     to  -0.40%
Telecom Utility Portfolio (Class 1)
2010   1,045,963   15.82 to  16.22       16,957,302  1.52% to 1.77%     2.84%     11.59%     to  11.87%
2009   1,265,801   14.18 to  14.50       18,344,257  1.52% to 1.77%     5.49%     29.75%     to  30.07%
2008   1,616,772   10.93 to  11.15       18,013,981  1.52% to 1.77%     2.11%    -38.54%     to -38.39%
2007   2,167,856   17.78 to  18.09       39,204,694  1.52% to 1.77%     2.85%     18.79%     to  19.09%
2006   2,662,249   14.97 to  15.19       40,433,257  1.52% to 1.77%     3.72%     24.29%     to  24.60%
Total Return Bond Portfolio (Class 1)
2010   2,768,785   25.90 to  26.51       73,372,533  1.52% to 1.77%     2.82%      4.48%     to   4.74%
2009   2,577,207   24.79 to  25.31       65,207,913  1.52% to 1.77%     2.12%      9.63%     to   9.91%
2008   1,956,044   22.62 to  23.03       45,035,267  1.52% to 1.77%     3.72%      3.23%     to   3.49%
2007   1,970,247   21.91 to  22.25       43,832,167  1.52% to 1.77%     6.27%      3.70%     to   3.96%
2006   2,461,174   21.13 to  21.40       52,673,320  1.52% to 1.77%     7.21%      7.72%     to   7.98%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                   At December 31                              For the Year Ended December 31
---------------------------------------------------  -------------------------------------------------
                   Unit Fair Value                   Expense Ratio   Investment       Total Return
                      Lowest to         Net Assets       Lowest        Income          Lowest to
Year     Units     Highest ($)(4)           ($)      to Highest (1)   Ratio (2)       Highest (3)
----  ----------  ----------------    -------------  --------------  ----------  ---------------------
Aggressive Growth Portfolio (Class 2)
2010     317,181   12.60 to  13.09        4,132,241  1.52% to 1.97%     0.00%     18.57%     to  19.16%
2009     378,666   10.62 to  10.99        4,144,577  1.52% to 1.97%     0.00%     37.54%     to  38.16%
2008     454,637    7.72 to   7.95        3,603,297  1.52% to 1.97%     0.40%    -53.64%     to -53.43%
2007     649,125   16.66 to  17.07       11,044,347  1.52% to 1.97%     0.44%     -2.58%     to  -2.13%
2006     722,278   17.10 to  17.45       12,572,833  1.52% to 1.97%     0.00%     10.89%     to  11.42%
Alliance Growth Portfolio (Class 2)
2010     884,254   31.15 to  32.92(5)    28,521,555  1.40% to 1.97%     0.70%      7.93%     to   8.54%
2009   1,084,271   28.86 to  30.32(5)    32,274,906  1.40% to 1.97%     0.45%     38.08%     to  38.87%(6)
2008   1,351,180   20.90 to  21.84       28,993,766  1.40% to 1.97%     0.00%    -41.98%     to -41.65%(6)
2007   1,605,788   36.03 to  37.42       59,148,406  1.40% to 1.97%     0.00%     12.20%     to  12.84%
2006   1,976,451   32.11 to  33.17       64,611,386  1.40% to 1.97%     0.00%     -1.34%     to  -0.78%
Balanced Portfolio (Class 2)
2010     576,837   15.87 to  16.48        9,466,636  1.52% to 1.97%     1.79%      9.49%     to   9.99%
2009     671,755   14.49 to  14.99       10,026,950  1.52% to 1.97%     3.21%     21.43%     to  21.98%
2008     771,892   11.94 to  12.29        9,448,247  1.52% to 1.97%     3.22%    -27.44%     to -27.12%
2007     954,994   16.45 to  16.86       16,049,705  1.52% to 1.97%     2.69%      3.21%     to   3.67%
2006   1,107,982   15.94 to  16.26       17,968,924  1.52% to 1.97%     2.55%      8.54%     to   9.03%
Blue Chip Growth Portfolio (Class 2)
2010     690,860    6.10 to   6.33        4,356,876  1.52% to 1.97%     0.15%     10.18%     to  10.66%
2009     792,233    5.54 to   5.72        4,515,802  1.52% to 1.97%     0.16%     33.96%     to  34.57%
2008     965,310    4.13 to   4.25        4,093,376  1.52% to 1.97%     0.26%    -40.28%     to -40.01%
2007   1,243,244    6.92 to   7.09        8,792,084  1.52% to 1.97%     0.19%     11.67%     to  12.18%
2006   1,561,072    6.20 to   6.32        9,841,301  1.52% to 1.97%     0.10%      4.34%     to   4.81%
Capital Growth Portfolio (Class 2)
2010     315,104    7.14 to   7.41        2,323,617  1.52% to 1.97%     0.00%      6.94%     to   7.43%
2009     405,486    6.67 to   6.90        2,785,753  1.52% to 1.97%     0.00%     40.49%     to  41.12%
2008     493,298    4.75 to   4.89        2,403,118  1.52% to 1.97%     0.00%    -46.31%     to -46.07%
2007     633,367    8.85 to   9.06        5,719,187  1.52% to 1.97%     1.03%     11.17%     to  11.67%
2006     705,678    7.96 to   8.12        5,708,987  1.52% to 1.97%     0.18%     14.21%     to  14.72%
Cash Management Portfolio (Class 2)
2010   1,975,942   12.64 to  13.12       25,838,275  1.52% to 1.97%     0.00%     -2.33%     to  -1.89%
2009   2,618,132   12.94 to  13.37       34,903,610  1.52% to 1.97%     2.00%     -2.05%     to  -1.61%
2008   4,347,197   13.21 to  13.59       58,908,289  1.52% to 1.97%     3.45%     -0.94%     to  -0.50%
2007   4,220,513   13.34 to  13.66       57,514,246  1.52% to 1.97%     3.52%      2.32%     to   2.78%
2006   3,461,044   13.04 to  13.29       45,910,005  1.52% to 1.97%     2.35%      2.44%     to   2.90%
Corporate Bond Portfolio (Class 2)
2010   1,638,505   22.66 to  23.56       38,444,400  1.52% to 1.97%     6.06%      8.64%     to   9.13%
2009   1,979,008   20.86 to  21.59       42,571,679  1.52% to 1.97%     6.04%     28.23%     to  28.81%
2008   2,152,104   16.27 to  16.76       35,956,658  1.52% to 1.97%     4.05%     -9.71%     to  -9.31%
2007   2,630,945   18.02 to  18.48       48,501,854  1.52% to 1.97%     3.77%      3.26%     to   3.73%
2006   2,841,192   17.45 to  17.82       50,505,302  1.52% to 1.97%     4.12%      3.64%     to   4.10%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                   At December 31                              For the Year Ended December 31
---------------------------------------------------  -------------------------------------------------
                   Unit Fair Value                   Expense Ratio   Investment       Total Return
                      Lowest to         Net Assets       Lowest        Income          Lowest to
Year     Units     Highest ($)(4)           ($)      to Highest (1)   Ratio (2)       Highest (3)
----  ----------  ----------------    -------------  --------------  ----------  ---------------------
Davis Venture Value Portfolio (Class 2)
2010   2,380,663   34.03 to  35.91       84,032,538  1.40% to 1.97%     0.62%      9.83%     to  10.46%
2009   2,890,453   30.99 to  32.51       92,523,475  1.40% to 1.97%     1.40%     30.71%     to  31.45%
2008   3,585,624   23.71 to  24.73       87,438,866  1.40% to 1.97%     1.41%    -39.46%     to -39.11%
2007   4,596,592   39.16 to  40.61      184,372,113  1.40% to 1.97%     0.74%      3.44%     to   4.03%
2006   5,345,015   37.86 to  39.04      206,374,587  1.40% to 1.97%     0.87%     12.89%     to  13.53%
"Dogs" of Wall Street Portfolio (Class 2)
2010     565,210   11.82 to  12.26        6,902,147  1.52% to 1.97%     2.60%     14.29%     to  14.81%
2009     690,646   10.34 to  10.68        7,348,853  1.52% to 1.97%     4.61%     17.63%     to  18.16%
2008     831,949    8.79 to   9.04        7,493,474  1.52% to 1.97%     3.06%    -28.14%     to -27.81%
2007   1,095,283   12.24 to  12.52       13,674,579  1.52% to 1.97%     2.32%     -3.99%     to  -3.56%
2006   1,394,125   12.74 to  12.99       18,049,279  1.52% to 1.97%     2.37%     19.10%     to  19.63%
Emerging Markets Portfolio (Class 2)
2010     561,922   22.07 to  22.93       12,833,079  1.52% to 1.97%     1.27%     16.03%     to  16.56%
2009     659,530   19.02 to  19.67       12,935,073  1.52% to 1.97%     0.00%     72.95%     to  73.73%
2008     750,608   11.00 to  11.32        8,475,790  1.52% to 1.97%     1.30%    -57.53%     to -57.34%
2007   1,187,756   25.89 to  26.54       31,441,510  1.52% to 1.97%     1.84%     38.43%     to  39.05%
2006   1,282,729   18.70 to  19.09       24,419,039  1.52% to 1.97%     0.84%     28.36%     to  28.94%
Equity Opportunities Portfolio (Class 2)
2010     381,287   17.73 to  18.45        7,002,702  1.52% to 1.97%     0.56%     14.63%     to  15.15%
2009     481,438   15.47 to  16.02        7,683,010  1.52% to 1.97%     1.10%     29.33%     to  29.91%
2008     595,320   11.96 to  12.33        7,314,519  1.52% to 1.97%     1.33%    -39.76%     to -39.49%
2007     727,508   19.85 to  20.38       14,780,533  1.52% to 1.97%     1.56%     -2.00%     to  -1.55%
2006     882,899   20.26 to  20.70       18,225,950  1.52% to 1.97%     1.46%     14.25%     to  14.77%
Foreign Value Portfolio (Class 2)
2010   2,061,571   16.14 to  16.99       34,959,236  1.52% to 1.97%     1.81%      1.02%     to   1.48%
2009   2,430,323   15.98 to  16.74       40,616,081  1.52% to 1.97%     2.71%     27.53%     to  28.11%
2008   2,825,852   12.53 to  13.07       36,871,951  1.52% to 1.97%     2.78%    -42.11%     to -41.85%
2007   3,365,594   21.65 to  22.47       75,531,447  1.52% to 1.97%     1.76%     11.95%     to  12.46%
2006   3,868,694   19.34 to  19.98       77,225,840  1.52% to 1.97%     1.02%     24.69%     to  25.25%
Fundamental Growth Portfolio (Class 2)
2010     187,389   17.14 to  17.83        3,323,350  1.52% to 1.97%     0.00%     14.56%     to  15.07%
2009     222,395   14.96 to  15.49        3,428,999  1.52% to 1.97%     0.00%     33.12%     to  33.73%
2008     261,738   11.24 to  11.59        3,020,623  1.52% to 1.97%     0.00%    -45.99%     to -45.75%
2007     318,015   20.81 to  21.36        6,766,692  1.52% to 1.97%     0.00%     12.79%     to  13.29%
2006     385,960   18.45 to  18.85        7,254,435  1.52% to 1.97%     0.00%      3.57%     to   4.03%
Global Bond Portfolio (Class 2)
2010     656,557   21.65 to  22.46       14,697,208  1.52% to 1.97%     3.91%      4.05%     to   4.52%
2009     754,806   20.80 to  21.49       16,169,165  1.52% to 1.97%     3.26%      5.24%     to   5.72%
2008     906,808   19.77 to  20.32       18,379,687  1.52% to 1.97%     3.00%      3.45%     to   3.91%
2007     923,705   19.11 to  19.56       18,024,074  1.52% to 1.97%     0.42%      9.05%     to   9.54%
2006     918,963   17.52 to  17.86       16,374,097  1.52% to 1.97%     9.13%      1.69%     to   2.15%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                   At December 31                              For the Year Ended December 31
---------------------------------------------------  -------------------------------------------------
                   Unit Fair Value                   Expense Ratio   Investment       Total Return
                      Lowest to         Net Assets       Lowest        Income          Lowest to
Year     Units     Highest ($)(4)           ($)      to Highest (1)   Ratio (2)       Highest (3)
----  ----------  ----------------    -------------  --------------  ----------  ---------------------
Global Equities Portfolio (Class 2)
2010     376,320   20.19 to  21.20(5)     7,868,391  1.40% to 1.97%     1.58%     11.94%     to  12.58%(6)
2009     421,316   18.04 to  18.83(5)     7,833,355  1.40% to 1.97%     2.67%     26.68%     to  27.41%(6)
2008     492,240   14.24 to  14.78(5)     7,189,938  1.40% to 1.97%     1.85%    -44.58%     to -44.26%
2007     739,069   25.69 to  26.51(5)    19,379,314  1.40% to 1.97%     1.08%      9.52%     to  10.15%
2006     762,141   23.46 to  24.07(5)    18,163,322  1.40% to 1.97%     0.82%     21.27%     to  21.97%
Growth Opportunities Portfolio (Class 2)
2010     822,537    5.80 to   6.04        4,946,927  1.52% to 1.97%     0.00%     21.73%     to  22.28%
2009     941,439    4.77 to   4.94        4,632,616  1.52% to 1.97%     0.00%     15.78%     to  16.30%
2008     996,083    4.12 to   4.25        4,216,280  1.52% to 1.97%     0.00%    -37.23%     to -36.94%
2007   1,364,018    6.56 to   6.74        9,154,888  1.52% to 1.97%     0.00%     19.01%     to  19.55%
2006   1,553,271    5.51 to   5.64        8,723,039  1.52% to 1.97%     0.00%     11.06%     to  11.56%
Growth-Income Portfolio (Class 2)
2010     392,603   25.56 to  26.61       10,388,023  1.52% to 1.97%     0.80%      9.16%     to   9.66%
2009     469,037   23.41 to  24.26       11,325,724  1.52% to 1.97%     1.21%     25.49%     to  26.06%
2008     621,649   18.66 to  19.25       11,915,819  1.52% to 1.97%     0.87%    -44.11%     to -43.85%
2007     848,272   33.38 to  34.28       28,979,639  1.52% to 1.97%     0.78%      8.79%     to   9.28%
2006   1,053,667   30.68 to  31.37       32,960,191  1.52% to 1.97%     0.59%      5.17%     to   5.65%
High-Yield Bond Portfolio (Class 2)
2010     886,276   21.03 to  21.89       19,311,856  1.52% to 1.97%     9.17%     12.20%     to  12.70%
2009   1,150,553   18.74 to  19.42       22,246,264  1.52% to 1.97%     8.90%     39.05%     to  39.67%
2008   1,090,907   13.48 to  13.91       15,118,489  1.52% to 1.97%     9.82%    -33.58%     to -33.28%
2007   1,491,422   20.30 to  20.84       30,982,321  1.52% to 1.97%     7.08%     -0.74%     to  -0.30%
2006   1,877,778   20.45 to  20.91       39,148,300  1.52% to 1.97%     7.75%     12.26%     to  12.77%
International Diversified Equities Portfolio (Class 2)
2010   2,084,423   12.75 to  13.23       27,500,147  1.52% to 1.97%     3.96%      6.22%     to   6.70%
2009   2,427,191   12.00 to  12.40       30,021,823  1.52% to 1.97%     1.21%     26.44%     to  27.01%
2008   2,942,098    9.49 to   9.77       28,661,259  1.52% to 1.97%     3.13%    -40.74%     to -40.47%
2007   3,499,414   16.02 to  16.40       57,269,092  1.52% to 1.97%     1.94%     12.93%     to  13.44%
2006   4,030,252   14.18 to  14.46       58,163,917  1.52% to 1.97%     0.31%     20.87%     to  21.41%
International Growth and Income Portfolio (Class 2)
2010     877,522   13.46 to  13.95       12,185,472  1.52% to 1.97%     3.85%      4.85%     to   5.32%
2009   1,046,103   12.84 to  13.24       13,799,411  1.52% to 1.97%     0.00%     25.08%     to  25.64%
2008   1,254,873   10.27 to  10.54       13,180,687  1.52% to 1.97%     2.45%    -47.04%     to -46.80%
2007   1,818,911   19.39 to  19.81       35,944,347  1.52% to 1.97%     1.45%      4.92%     to   5.39%
2006   2,119,991   18.48 to  18.80       39,761,875  1.52% to 1.97%     1.22%     24.38%     to  24.94%
Marsico Focused Growth Portfolio (Class 2)
2010   1,643,643   11.43 to  11.69       19,157,098  1.52% to 1.77%     0.28%     15.18%     to  15.47%
2009   2,015,612    9.93 to  10.12       20,351,645  1.52% to 1.77%     0.62%     28.22%     to  28.54%
2008   2,511,164    7.74 to   7.87       19,729,754  1.52% to 1.77%     0.32%    -41.95%     to -41.80%
2007   3,098,296   13.34 to  13.53       41,823,533  1.52% to 1.77%     0.06%     11.49%     to  11.77%
2006   3,626,862   11.96 to  12.11       43,827,566  1.52% to 1.77%     0.00%      6.52%     to   6.79%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                   At December 31                              For the Year Ended December 31
---------------------------------------------------  -------------------------------------------------
                   Unit Fair Value                   Expense Ratio   Investment       Total Return
                      Lowest to         Net Assets       Lowest        Income          Lowest to
Year     Units     Highest ($)(4)           ($)      to Highest (1)   Ratio (2)       Highest (3)
----  ----------  ----------------    -------------  --------------  ----------  ---------------------
MFS Massachusetts Investors Trust Portfolio (Class 2)
2010     599,107   22.18 to  22.98       13,718,315  1.52% to 1.97%     0.83%      8.87%     to   9.35%
2009     708,044   20.37 to  21.01       14,828,965  1.52% to 1.97%     1.19%     24.07%     to  24.64%
2008     791,605   16.42 to  16.86       13,304,132  1.52% to 1.97%     0.82%    -33.86%     to -33.56%
2007     937,193   24.82 to  25.37       23,715,821  1.52% to 1.97%     1.01%      8.25%     to   8.74%
2006   1,118,535   22.93 to  23.33       26,036,977  1.52% to 1.97%     0.56%     10.81%     to  11.31%
MFS Total Return Portfolio (Class 2)
2010   2,101,531   26.60 to  27.64       57,854,501  1.52% to 1.97%     2.71%      7.73%     to   8.22%
2009   2,504,856   24.69 to  25.54       63,751,431  1.52% to 1.97%     3.65%     16.00%     to  16.52%
2008   3,096,393   21.28 to  21.92       67,652,883  1.52% to 1.97%     2.85%    -23.66%     to -23.31%
2007   4,204,979   27.88 to  28.58      119,855,497  1.52% to 1.97%     2.43%      2.05%     to   2.51%
2006   4,834,111   27.32 to  27.88      134,471,263  1.52% to 1.97%     2.22%      9.65%     to  10.14%
Mid-Cap Growth Portfolio (Class 2)
2010   1,843,496   11.49 to  12.11       21,973,145  1.40% to 1.97%     0.00%     22.83%     to  23.53%
2009   2,160,082    9.36 to   9.81       20,869,437  1.40% to 1.97%     0.00%     39.44%     to  40.24%
2008   2,663,058    6.71 to   6.99       18,376,734  1.40% to 1.97%     0.00%    -44.55%     to -44.23%
2007   3,266,960   12.10 to  12.54       40,461,275  1.40% to 1.97%     0.12%     14.49%     to  15.14%
2006   3,875,649   10.57 to  10.89       41,762,710  1.40% to 1.97%     0.00%      0.42%     to   0.99%
Real Estate Portfolio (Class 2)
2010     516,347   21.11 to  21.92       11,265,666  1.52% to 1.97%     1.72%     17.38%     to  17.91%
2009     582,785   17.98 to  18.59       10,789,261  1.52% to 1.97%     2.00%     27.07%     to  27.64%
2008     702,589   14.15 to  14.57       10,191,024  1.52% to 1.97%     2.88%    -45.07%     to -44.82%
2007     940,405   25.76 to  26.40       24,726,909  1.52% to 1.97%     1.14%    -16.14%     to -15.76%
2006   1,235,674   30.72 to  31.34       38,602,878  1.52% to 1.97%     1.23%     31.67%     to  32.26%
Small & Mid Cap Value Portfolio (Class 2)
2010   1,352,751   19.69 to  20.45       27,587,624  1.52% to 1.97%     0.24%     23.21%     to  23.76%
2009   1,604,202   15.98 to  16.53       26,447,744  1.52% to 1.97%     0.71%     39.50%     to  40.13%
2008   1,959,032   11.46 to  11.79       23,050,950  1.52% to 1.97%     0.31%    -36.36%     to -36.08%
2007   2,435,210   18.00 to  18.45       44,841,243  1.52% to 1.97%     0.51%     -0.33%     to   0.12%
2006   2,638,074   18.06 to  18.43       48,539,371  1.52% to 1.97%     0.16%     11.37%     to  11.87%
Technology Portfolio (Class 2)
2010   1,752,932    2.31 to   2.43        4,196,017  1.40% to 1.97%     0.00%     17.75%     to  18.42%
2009   2,103,021    1.96 to   2.05        4,258,272  1.40% to 1.97%     0.00%     47.26%     to  48.10%
2008   2,020,598    1.33 to   1.39        2,767,883  1.40% to 1.97%     0.00%    -52.16%     to -51.89%
2007   2,882,621    2.78 to   2.88(5)     8,221,130  1.40% to 1.97%     0.00%     19.38%     to  20.06%(6)
2006   3,004,655    2.33 to   2.40        7,144,428  1.40% to 1.97%     0.00%     -1.00%     to  -0.43%(6)
Telecom Utility Portfolio (Class 2)
2010     155,083   15.67 to  16.01        2,463,805  1.52% to 1.77%     2.70%     11.42%     to  11.70%
2009     204,034   14.06 to  14.33        2,902,835  1.52% to 1.77%     5.26%     29.56%     to  29.88%
2008     264,730   10.85 to  11.03        2,903,254  1.52% to 1.77%     2.21%    -38.63%     to -38.48%
2007     299,160   17.68 to  17.93        5,342,993  1.52% to 1.77%     2.93%     18.61%     to  18.91%
2006     347,637   14.91 to  15.08        5,224,763  1.52% to 1.77%     3.67%     24.10%     to  24.41%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                   At December 31                              For the Year Ended December 31
---------------------------------------------------  -------------------------------------------------
                   Unit Fair Value                   Expense Ratio   Investment       Total Return
                      Lowest to         Net Assets       Lowest        Income          Lowest to
Year     Units     Highest ($)(4)           ($)      to Highest (1)   Ratio (2)       Highest (3)
----  ----------  ----------------    -------------  --------------  ----------  ---------------------
Total Return Bond Portfolio (Class 2)
2010     882,303   25.53 to  26.14       22,983,900  1.52% to 1.77%     2.61%      4.32%     to   4.58%
2009     894,912   24.47 to  24.99       22,293,889  1.52% to 1.77%     2.05%      9.47%     to   9.74%
2008     527,462   22.35 to  22.77       11,974,186  1.52% to 1.77%     4.33%      3.07%     to   3.33%
2007     311,578   21.69 to  22.04        6,851,081  1.52% to 1.77%     6.36%      3.54%     to   3.80%
2006     340,198   20.95 to  21.23        7,208,970  1.52% to 1.77%     7.14%      7.55%     to   7.82%
Aggressive Growth Portfolio (Class 3)
2010   1,239,636    8.24 to   8.59(5)    15,130,894  1.15% to 2.30%     0.00%     17.72%     to  19.48%
2009   1,056,984    7.00 to   7.19(5)    11,314,343  1.15% to 2.30%     0.00%     34.19%(13) to  38.53%(6)
2008   1,077,634    5.04 to   5.19(5)     8,432,205  1.15% to 2.05%     0.32%    -54.03%     to -53.34%
2007   1,132,730   10.95 to  11.12(5)    19,120,314  1.15% to 2.05%     0.39%     -2.90%     to  -1.85%(6)
2006     951,148   11.28 to  11.33(5)    16,442,147  1.15% to 2.05%     0.00%     10.28%(7)  to  10.68%(7)(6)
Alliance Growth Portfolio (Class 3)
2010   4,315,346   10.21 to  10.70(5)   133,338,609  1.15% to 2.30%     0.63%      7.37%     to   8.71%(6)
2009   4,922,220    9.51 to   9.84(5)   142,097,641  1.15% to 2.30%     0.34%     28.96%(13) to  39.08%
2008   5,913,605    6.91 to   7.08(5)   123,435,605  1.15% to 2.05%     0.00%    -42.08%     to -41.56%(6)
2007   6,743,033   11.92 to  12.11(5)   242,549,984  1.15% to 2.05%     0.00%     11.97%     to  13.01%(6)
2006   5,952,719   10.65 to  10.71(5)   192,039,162  1.15% to 2.05%     0.00%      4.73%(7)  to   5.32%(7)(6)
American Funds Asset Allocation SAST Portfolio (Class 3)
2010   7,176,929    9.94 to  10.34(5)    72,974,449  1.15% to 2.30%     1.36%      9.41%     to  10.72%(6)
2009   4,783,166    9.08 to   9.34(5)    44,109,234  1.15% to 2.30%     2.32%     18.39%(13) to  21.99%(6)
2008   3,863,276    7.39 to   7.66       29,342,054  1.15% to 2.05%     1.24%    -31.59%     to -30.64%
2007   1,635,158   10.80 to  11.04       17,992,072  1.15% to 2.05%     0.06%      3.12%     to   5.01%(6)
2006      46,693   10.48 to  10.51(5)       491,135  1.15% to 2.05%     0.00%      4.70%(7)  to   5.06%(7)(6)
American Funds Global Growth SAST Portfolio (Class 3)
2010  22,149,625   11.08 to  11.50(5)   248,702,974  1.15% to 2.30%     0.74%      8.87%     to  10.13%
2009  13,647,633   10.18 to  10.44(5)   139,541,556  1.15% to 2.30%     2.32%     31.65%(13) to  40.14%(6)
2008  11,445,291    7.30 to   7.45(5)    83,871,758  1.15% to 2.05%     1.30%    -39.87%     to -39.32%
2007   5,142,687   12.13 to  12.28(5)    62,382,919  1.15% to 2.05%     0.00%     12.11%     to  13.13%(6)
2006     183,329   10.82 to  10.86(5)     1,979,194  1.15% to 2.05%     0.00%      7.92%(7)  to   8.29%(7)(6)
American Funds Growth SAST Portfolio (Class 3)
2010  19,719,559   10.04 to  10.41(5)   202,206,183  1.15% to 2.30%     0.26%     15.64%     to  16.97%
2009  16,955,375    8.68 to   8.90(5)   149,351,933  1.15% to 2.30%     1.75%     27.14%(13) to  37.36%
2008  15,565,187    6.34 to   6.48      100,292,669  1.15% to 2.05%     0.50%    -45.33%     to -44.82%
2007   7,222,806   11.60 to  11.75(5)    84,729,982  1.15% to 2.05%     0.02%      9.60%     to  10.65%(6)
2006     140,356   10.58 to  10.61(5)     1,493,428  1.15% to 2.05%     0.00%      5.39%(7)  to   5.72%(7)(6)
American Funds Growth-Income SAST Portfolio (Class 3)
2010  18,469,523    9.30 to   9.66(5)   172,304,601  1.15% to 2.30%     1.08%      8.54%     to   9.80%
2009  17,222,295    8.57 to   8.79(5)   146,800,095  1.15% to 2.30%     2.21%     24.97%(13) to  29.31%
2008  16,380,570    6.65 to   6.80(5)   108,459,833  1.15% to 2.05%     0.91%    -39.33%     to -38.76%
2007   7,486,135   10.96 to  11.10(5)    81,260,540  1.15% to 2.05%     0.04%      2.44%     to   3.44%(6)
2006     150,241   10.70 to  10.74(5)     1,588,821  1.15% to 2.05%     0.00%      6.94%(7)  to   7.28%(7)(6)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                   At December 31                              For the Year Ended December 31
---------------------------------------------------  -------------------------------------------------
                   Unit Fair Value                   Expense Ratio   Investment       Total Return
                      Lowest to         Net Assets       Lowest        Income          Lowest to
Year     Units     Highest ($)(4)           ($)      to Highest (1)   Ratio (2)       Highest (3)
----  ----------  ----------------    -------------  --------------  ----------  ---------------------
Balanced Portfolio (Class 3)
2010   1,705,555   10.45 to  10.89(5)    25,621,524  1.15% to 2.30%     1.85%      8.92%     to  10.28%
2009   1,237,281    9.59 to   9.88(5)    17,878,194  1.15% to 2.30%     3.07%     19.73%(13) to  22.30%(6)
2008   1,041,860    7.87 to   8.08(5)    12,468,044  1.15% to 2.05%     3.19%    -27.71%     to -26.91%
2007   1,045,325   10.89 to  11.05(5)    17,414,478  1.15% to 2.05%     2.82%      2.59%     to   3.78%(6)
2006     963,493   10.61 to  10.65(5)    15,537,708  1.15% to 2.05%     2.60%      5.43%(7)  to   5.79%(7)(6)
Blue Chip Growth Portfolio (Class 3)
2010   5,831,160   10.38 to  10.86(5)    41,946,401  1.15% to 2.30%     0.09%      9.69%     to  10.95%
2009   2,912,641    9.46 to   9.79(5)    17,219,970  1.15% to 2.30%     0.06%     26.52%(13) to  34.94%(6)
2008   2,094,386    7.07 to   7.25(5)     8,965,595  1.15% to 2.05%     0.17%    -40.56%     to -39.85%
2007   2,340,254   11.89 to  12.06(5)    16,543,909  1.15% to 2.05%     0.14%     11.18%     to  12.43%(6)
2006   1,818,174   10.69 to  10.72(5)    11,395,423  1.15% to 2.05%     0.01%      5.92%(7)  to   6.25%(7)(6)
Capital Growth Portfolio (Class 3)
2010   6,772,753    9.49 to   9.93(5)    50,326,688  1.15% to 2.30%     0.00%      6.14%     to   7.72%
2009   7,199,601    8.94 to   9.22(5)    49,854,080  1.15% to 2.30%     0.00%     28.91%(13) to  41.50%(6)
2008   8,151,653    6.30 to   6.51(5)    40,122,091  1.15% to 2.05%     0.00%    -46.74%     to -45.93%
2007   4,001,416   11.84 to  12.05(5)    36,234,272  1.15% to 2.05%     1.48%     10.50%     to  11.97%(6)
2006     384,895   10.71 to  10.76(5)     3,086,071  1.15% to 2.05%     0.10%      6.62%(7)  to   7.07%(7)(6)
Cash Management Portfolio (Class 3)
2010  14,338,501    9.57 to  10.10(5)   181,754,590  1.15% to 2.30%     0.00%     -3.58%     to  -1.62%
2009  18,042,688    9.93 to  10.26(5)   236,878,333  1.15% to 2.30%     2.01%     -2.14%(13) to  -1.34%(6)
2008  27,536,857   10.15 to  10.40(5)   368,421,385  1.15% to 2.05%     3.67%     -1.37%     to  -0.23%
2007  17,016,940   10.29 to  10.43(5)   229,635,212  1.15% to 2.05%     3.74%      1.96%     to   3.06%(6)
2006  12,567,915   10.09 to  10.12(5)   165,908,135  1.15% to 2.05%     2.60%      0.87%(7)  to   1.10%(7)(6)
Corporate Bond Portfolio (Class 3)
2010  24,743,265   13.20 to  13.73(5)   530,895,157  1.15% to 2.30%     6.30%      8.19%     to   9.43%
2009  22,342,572   12.20 to  12.54(5)   459,737,070  1.15% to 2.30%     6.19%     16.27%(13) to  29.15%(6)
2008  21,366,957    9.51 to   9.71(5)   344,108,880  1.15% to 2.05%     4.35%     -9.88%     to  -9.06%
2007  20,321,908   10.55 to  10.68(5)   367,171,144  1.15% to 2.05%     4.15%      3.07%     to   4.01%(6)
2006  12,841,383   10.24 to  10.27(5)   225,928,781  1.15% to 2.05%     4.63%      2.17%(7)  to   2.45%(7)(6)
Davis Venture Value Portfolio (Class 3)
2010  17,604,454    9.70 to  10.08(5)   509,186,685  1.15% to 2.30%     0.56%      9.36%     to  10.62%
2009  15,849,454    8.87 to   9.12(5)   471,246,641  1.15% to 2.30%     1.30%     27.08%(13) to  31.65%(6)
2008  16,951,318    6.77 to   6.92(5)   394,189,704  1.15% to 2.05%     1.38%    -39.57%     to -39.02%
2007  17,320,915   11.20 to  11.35(5)   679,538,448  1.15% to 2.05%     0.71%      3.23%     to   4.19%(6)
2006  14,644,705   10.85 to  10.90(5)   560,311,210  1.15% to 2.05%     0.88%      7.65%(7)  to   8.09%(7)(6)
"Dogs" of Wall Street Portfolio (Class 3)
2010   1,870,469   10.12 to  10.54(5)    22,005,509  1.15% to 2.30%     2.85%     13.45%     to  15.11%
2009   1,203,938    8.92 to   9.15(5)    12,612,965  1.15% to 2.30%     4.65%     18.48%     to  25.74%(13)(6)
2008   1,261,706    7.49 to   7.72(5)    11,223,963  1.15% to 2.05%     2.96%    -28.53%     to -27.63%
2007   1,426,345   10.48 to  10.67(5)    17,644,260  1.15% to 2.05%     2.35%     -4.79%     to  -3.40%(6)
2006   1,413,505   11.00 to  11.05(5)    18,180,059  1.15% to 2.05%     2.50%      8.58%(7)  to   8.99%(7)(6)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                   At December 31                              For the Year Ended December 31
---------------------------------------------------  -------------------------------------------------
                   Unit Fair Value                   Expense Ratio   Investment       Total Return
                      Lowest to         Net Assets       Lowest        Income          Lowest to
Year     Units     Highest ($)(4)           ($)      to Highest (1)   Ratio (2)       Highest (3)
----  ----------  ----------------    -------------  --------------  ----------  ---------------------
Emerging Markets Portfolio (Class 3)
2010   7,869,498   13.85 to  14.42(5)   166,913,850  1.15% to 2.30%     1.26%     15.53%     to  16.87%
2009   7,359,645   11.99 to  12.34(5)   138,954,707  1.15% to 2.30%     0.00%     42.65%(13) to  74.20%(6)
2008   7,858,873    6.93 to   7.08(5)    85,778,979  1.15% to 2.05%     1.46%    -57.59%     to -57.22%
2007   6,169,271   16.34 to  16.56(5)   160,604,624  1.15% to 2.05%     1.94%     38.11%     to  39.44%(6)
2006   4,091,398   11.83 to  11.87(5)    77,151,152  1.15% to 2.05%     0.94%     15.30%(7)  to  15.72%(7)(6)
Equity Opportunities Portfolio (Class 3)
2010   1,772,202    9.48 to   9.91(5)    31,361,295  1.15% to 2.30%     0.46%     13.82%     to  15.46%(6)
2009   2,079,729    8.33 to   8.58(5)    32,677,771  1.15% to 2.30%     0.97%     24.19%(13) to  30.26%(6)
2008   2,510,604    6.40 to   6.59(5)    30,473,527  1.15% to 2.05%     1.17%    -40.07%     to -39.33%
2007   2,944,793   10.67 to  10.85(5)    59,257,669  1.15% to 2.05%     1.54%     -2.60%     to  -1.36%(6)
2006   2,954,863   10.96 to  11.00(5)    60,618,449  1.15% to 2.05%     1.47%      8.49%(7)  to   8.94%(7)(6)
Foreign Value Portfolio (Class 3)
2010  25,903,108    9.33 to   9.68(5)   387,974,778  1.15% to 2.30%     1.94%      0.59%     to   1.75%
2009  19,373,532    9.28 to   9.52(5)   311,034,623  1.15% to 2.30%     2.62%     26.52%(13) to  28.45%(6)
2008  19,597,947    7.25 to   7.41(5)   250,475,847  1.15% to 2.05%     2.81%    -42.23%     to -41.69%
2007  19,952,046   12.55 to  12.71(5)   443,691,315  1.15% to 2.05%     1.74%     11.72%     to  12.75%(6)
2006  20,072,470   11.23 to  11.27(5)   398,541,135  1.15% to 2.05%     0.97%     10.52%(7)  to  10.85%(7)(6)
Fundamental Growth Portfolio (Class 3)
2010   4,934,236   10.15 to  10.61(5)    81,768,665  1.15% to 2.30%     0.00%     13.69%     to  15.38%
2009   5,370,746    8.92 to   9.20(5)    77,863,955  1.15% to 2.30%     0.00%     30.57%(13) to  34.09%(6)
2008   6,033,489    6.69 to   6.86(5)    65,512,346  1.15% to 2.05%     0.00%    -46.14%     to -45.60%
2007   2,780,518   12.43 to  12.61(5)    57,223,390  1.15% to 2.05%     0.00%     12.29%     to  13.53%(6)
2006     264,972   11.07 to  11.10(5)     4,947,564  1.15% to 2.05%     0.00%      8.57%(7)  to   8.93%(7)(6)
Global Bond Portfolio (Class 3)
2010   7,826,147   12.38 to  12.86(5)   155,352,219  1.15% to 2.30%     4.09%      3.61%     to   4.80%
2009   6,438,287   11.95 to  12.27(5)   130,721,653  1.15% to 2.30%     3.34%      6.00%     to   7.56%(13)(6)
2008   5,717,683   11.33 to  11.57(5)   111,899,875  1.15% to 2.05%     3.16%      3.26%     to   4.20%
2007   4,114,757   10.97 to  11.11(5)    78,731,321  1.15% to 2.05%     0.36%      8.84%     to   9.82%(6)
2006   2,672,319   10.08 to  10.11(5)    47,205,334  1.15% to 2.05%    10.28%      0.49%(7)  to   0.79%(7)(6)
Global Equities Portfolio (Class 3)
2010   1,446,322    9.43 to   9.90(5)    26,140,571  1.15% to 2.30%     1.57%     11.35%     to  12.75%
2009   1,216,039    8.47 to   8.78(5)    21,171,000  1.15% to 2.30%     2.58%     27.60%     to  27.70%(13)(6)
2008   1,267,375    6.73 to   6.88(5)    17,737,627  1.15% to 2.05%     1.90%    -44.68%     to -44.18%
2007   1,384,670   12.16 to  12.33(5)    35,551,355  1.15% to 2.05%     1.09%      9.27%     to  10.31%(6)
2006   1,185,703   11.13 to  11.18(5)    27,993,123  1.15% to 2.05%     0.81%      9.56%(7)  to   9.99%(7)(6)
Growth Opportunities Portfolio (Class 3)
2010  16,138,862   11.35 to  11.81(5)   107,540,605  1.15% to 2.30%     0.00%     21.20%     to  22.61%
2009  12,605,872    9.37 to   9.63(5)    63,797,232  1.15% to 2.30%     0.00%     16.61%     to  25.79%(13)(6)
2008   9,697,948    8.09 to   8.26(5)    41,499,559  1.15% to 2.05%     0.00%    -37.37%     to -36.77%
2007   7,169,085   12.91 to  13.06(5)    47,992,334  1.15% to 2.05%     0.00%     18.84%     to  19.88%(6)
2006   5,078,330   10.87 to  10.89(5)    28,417,659  1.15% to 2.05%     0.00%      5.77%(7)  to   6.03%(7)(6)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                   At December 31                              For the Year Ended December 31
---------------------------------------------------  -------------------------------------------------
                   Unit Fair Value                   Expense Ratio   Investment       Total Return
                      Lowest to         Net Assets       Lowest        Income          Lowest to
Year     Units     Highest ($)(4)           ($)      to Highest (1)   Ratio (2)       Highest (3)
----  ----------  ----------------    -------------  --------------  ----------  ---------------------
Growth-Income Portfolio (Class 3)
2010     680,901    8.76 to   9.21(5)    15,141,736  1.15% to 2.30%     0.76%      8.16%     to  10.00%
2009     598,674    8.09 to   8.37(5)    13,677,065  1.15% to 2.30%     1.12%     24.17%(13) to  26.53%(6)
2008     664,354    6.42 to   6.61(5)    12,111,735  1.15% to 2.05%     0.74%    -44.41%     to -43.69%
2007     764,969   11.55 to  11.75(5)    25,653,329  1.15% to 2.05%     0.75%      7.93%     to   9.47%(6)
2006     685,463   10.70 to  10.73(5)    21,335,072  1.15% to 2.05%     0.53%      5.78%(7)  to   6.11%(7)(6)
High-Yield Bond Portfolio (Class 3)
2010   5,112,376   10.54 to  11.13(5)   100,219,843  1.15% to 2.30%    10.17%     11.08%     to  13.01%
2009   5,240,017    9.49 to   9.85(5)    96,956,685  1.15% to 2.30%     9.00%     23.55%(13) to  40.05%(6)
2008   3,893,054    6.81 to   7.03(5)    52,587,028  1.15% to 2.05%    10.52%    -33.98%     to -33.10%
2007   4,009,189   10.32 to  10.51(5)    82,455,078  1.15% to 2.05%     7.37%    -1.44%      to  -0.03%(6)
2006   4,049,169   10.47 to  10.51(5)    83,936,765  1.15% to 2.05%     8.52%      4.12%(7)  to   4.55%(7)(6)
International Diversified Equities Portfolio (Class 3)
2010  15,872,663    9.74 to  10.18(5)   204,539,549  1.15% to 2.30%     3.90%      5.61%     to   6.99%
2009  17,247,631    9.23 to   9.51(5)   209,558,687  1.15% to 2.30%     1.08%     27.35%     to  29.21%(13)(6)
2008  20,024,399    7.30 to   7.47(5)   191,793,161  1.15% to 2.05%     3.17%    -40.88%     to -40.31%
2007  20,035,958   12.34 to  12.51(5)   324,999,091  1.15% to 2.05%     1.97%     12.74%     to  13.75%(6)
2006  17,448,046   10.95 to  11.00(5)   250,526,418  1.15% to 2.05%     0.25%      7.36%(7)  to   7.84%(7)(6)
International Growth and Income Portfolio (Class 3)
2010  16,405,879    8.01 to   8.36(5)   215,335,180  1.15% to 2.30%     3.92%      4.29%     to   5.61%(6)
2009  17,071,094    7.68 to   7.91(5)   214,161,986  1.15% to 2.30%     0.00%     25.98%     to  30.31%(13)(6)
2008  17,353,104    6.15 to   6.28(5)   174,115,497  1.15% to 2.05%     2.97%    -47.13%     to -46.66%
2007  11,611,168   11.62 to  11.78(5)   224,074,458  1.15% to 2.05%     1.60%      4.74%     to   5.68%(6)
2006   6,342,643   11.10 to  11.15(5)   117,562,282  1.15% to 2.05%     1.35%      9.01%(7)  to   9.44%(7)(6)
Marsico Focused Growth Portfolio (Class 3)
2010   4,976,678   10.47 to  10.90(5)    56,367,195  1.15% to 2.30%     0.23%     14.46%     to  15.78%(6)
2009   3,632,045    9.14 to   9.42(5)    36,073,909  1.15% to 2.30%     0.52%     25.76%(13) to  28.89%(6)
2008   3,288,769    7.09 to   7.31(5)    25,555,803  1.15% to 2.05%     0.22%    -42.56%     to -41.64%
2007   3,487,654   12.34 to  12.52(5)    46,728,274  1.15% to 2.05%     0.00%     10.92%     to  12.07%(6)
2006   3,057,551   11.13 to  11.17(5)    36,778,126  1.15% to 2.05%     0.00%     10.02%(7)  to  10.44%(7)(6)
MFS Massachusetts Investors Trust Portfolio (Class 3)
2010   8,210,095   10.32 to  10.75(5)   146,632,293  1.15% to 2.30%     0.86%      8.39%     to   9.64%
2009   4,701,819    9.52 to   9.80(5)    89,091,011  1.15% to 2.30%     1.19%     24.35%(13) to  24.98%(6)
2008   3,410,408    7.66 to   7.84(5)    54,369,774  1.15% to 2.05%     0.88%    -34.13%     to -33.38%
2007   2,125,436   11.63 to  11.77(5)    53,356,709  1.15% to 2.05%     0.94%      7.80%     to   8.89%(6)
2006   2,321,999   10.79 to  10.81(5)    53,764,055  1.15% to 2.05%     0.50%      6.65%(7)  to   6.82%(7)(6)
MFS Total Return Portfolio (Class 3)
2010   8,552,476   10.29 to  10.71(5)   218,109,230  1.15% to 2.30%     2.69%      7.30%     to   8.51%(6)
2009   8,926,199    9.59 to   9.87(5)   219,873,060  1.15% to 2.30%     3.62%     14.76%(13) to  16.83%(6)
2008   9,391,238    8.21 to   8.44(5)   200,778,021  1.15% to 2.05%     2.85%    -23.98%     to -23.11%
2007  11,567,461   10.80 to  10.98(5)   326,148,107  1.15% to 2.05%     2.46%      1.51%     to   2.78%(6)
2006  10,084,962   10.64 to  10.69(5)   278,884,644  1.15% to 2.05%     2.35%      5.54%(7)  to   6.01%(7)(6)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                   At December 31                              For the Year Ended December 31
---------------------------------------------------  -------------------------------------------------
                   Unit Fair Value                   Expense Ratio   Investment       Total Return
                      Lowest to         Net Assets       Lowest        Income          Lowest to
Year     Units     Highest ($)(4)           ($)      to Highest (1)   Ratio (2)       Highest (3)
----  ----------  ----------------    -------------  --------------  ----------  ---------------------
Mid-Cap Growth Portfolio (Class 3)
2010   7,130,205   11.84 to  12.27(5)    84,256,397  1.15% to 2.30%     0.00%     22.30%     to  23.71%
2009   6,660,269    9.68 to   9.92(5)    63,773,990  1.15% to 2.30%     0.00%     30.48%(13) to  40.45%(6)
2008   7,175,903    6.83 to   7.06(5)    49,132,664  1.15% to 2.05%     0.00%    -45.04%     to -44.15%
2007   7,347,399   12.42 to  12.65(5)    90,444,749  1.15% to 2.05%     0.04%     13.75%     to  15.26%(6)
2006   7,154,175   10.92 to  10.97(5)    76,689,316  1.15% to 2.05%     0.00%      7.46%(7)  to   7.96%(7)(6)
Real Estate Portfolio (Class 3)
2010  10,763,539    7.58 to   7.90(5)   184,070,869  1.15% to 2.30%     1.75%     16.88%     to  18.23%
2009   8,379,425    6.49 to   6.68(5)   137,825,012  1.15% to 2.30%     1.89%     27.99%     to  43.69%(13)(6)
2008   7,733,538    5.10 to   5.22(5)   102,996,168  1.15% to 2.05%     3.22%    -45.15%     to -44.68%
2007   5,359,753    9.30 to   9.43(5)   136,407,759  1.15% to 2.05%     1.27%    -16.20%     to -15.54%(6)
2006   3,472,777   11.10 to  11.17(5)   107,216,539  1.15% to 2.05%     1.30%      9.71%(7)  to  10.30%(7)(6)
Small & Mid Cap Value Portfolio (Class 3)
2010  21,707,355   11.93 to  12.37(5)   403,160,331  1.15% to 2.30%     0.20%     22.68%     to  24.09%
2009  19,141,352    9.73 to   9.97(5)   302,277,240  1.15% to 2.30%     0.60%     36.45%(13) to  40.51%(6)
2008  19,911,678    6.94 to   7.10(5)   226,990,705  1.15% to 2.05%     0.22%    -36.48%     to -35.90%
2007  17,135,184   10.93 to  11.07(5)   311,186,779  1.15% to 2.05%     0.45%     -0.53%     to   0.39%(6)
2006  13,641,167   10.99 to  11.03(5)   249,417,557  1.15% to 2.05%     0.08%      7.46%(7)  to   7.86%(7)(6)
Small Company Value Portfolio (Class 3)
2010  13,788,567   10.40 to  10.79(5)   136,217,238  1.15% to 2.30%     0.48%     23.61%     to  25.04%
2009  11,356,383    8.41 to   8.63(5)    89,250,212  1.15% to 2.30%     0.58%     30.14%     to  32.98%(13)(6)
2008  10,485,697    6.47 to   6.63(5)    63,503,984  1.15% to 2.05%     0.22%    -35.33%     to -34.66%
2007   6,940,031   10.00 to  10.15(5)    64,473,065  1.15% to 2.05%     0.00%     -8.86%     to  -7.91%(6)
2006   1,999,516   10.97 to  11.02(5)    20,238,125  1.15% to 2.05%     0.00%      7.25%(7)  to   7.71%(7)(6)
Technology Portfolio (Class 3)
2010   9,020,725   10.46 to  10.94(5)    22,424,712  1.15% to 2.30%     0.00%     17.26%     to  18.60%(6)
2009  10,306,892    8.92 to   9.22(5)    20,975,066  1.15% to 2.30%     0.00%     36.59%(13) to  48.32%(6)
2008   8,297,874    6.03 to   6.22(5)    11,373,447  1.15% to 2.05%     0.00%    -52.47%     to -51.82%
2007   7,848,598   12.68 to  12.90(5)    22,360,904  1.15% to 2.05%     0.00%     18.71%     to  20.24%(6)
2006   5,308,607   10.68 to  10.73(5)    12,558,333  1.15% to 2.05%     0.00%      4.75%(7)  to   5.19%(7)(6)
Telecom Utility Portfolio (Class 3)
2010     663,880   11.52 to  12.05(5)    10,084,377  1.15% to 2.30%     2.76%     10.51%     to  12.01%
2009     624,975   10.43 to  10.76(5)     8,697,071  1.15% to 2.30%     5.52%     27.66%(13) to  30.23%(6)
2008     609,731    8.04 to   8.26(5)     6,565,972  1.15% to 2.05%     2.48%    -39.00%     to -38.31%
2007     377,107   13.18 to  13.39(5)     6,686,022  1.15% to 2.05%     3.76%     17.79%     to  19.20%(6)
2006      79,302   11.19 to  11.24(5)     1,186,455  1.15% to 2.05%     4.50%     11.36%(7)  to  11.77%(7)(6)
Total Return Bond Portfolio (Class 3)
2010  19,095,522   12.53 to  13.07(5)   382,917,792  1.15% to 2.30%     2.90%      3.66%     to   4.86%
2009   8,830,184   12.09 to  12.46(5)   194,108,866  1.15% to 2.30%     2.13%      4.45%(13) to  10.04%(6)
2008   3,920,292   11.05 to  11.32(5)    80,663,357  1.15% to 2.05%     6.15%      2.70%     to   3.61%
2007     165,673   10.76 to  10.93(5)     3,467,341  1.15% to 2.05%     8.15%      2.87%     to   4.03%(6)
2006      78,968   10.46 to  10.50(5)     1,662,700  1.15% to 2.05%     8.06%      3.94%(7)  to   4.35%(7)(6)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                   At December 31                              For the Year Ended December 31
---------------------------------------------------  -------------------------------------------------
                   Unit Fair Value                   Expense Ratio   Investment       Total Return
                      Lowest to         Net Assets       Lowest        Income          Lowest to
Year     Units     Highest ($)(4)           ($)      to Highest (1)   Ratio (2)       Highest (3)
----  ----------  ----------------    -------------  --------------  ----------  ---------------------
Invesco Van Kampen V.I. Capital Growth Fund (Series II)
2010   2,194,616   11.52 to  12.01(5)    23,718,139  1.15% to 2.30%     0.00%     16.55%     to  18.22%
2009   2,817,633    9.89 to  10.16(5)    25,763,129  1.15% to 2.30%     0.00%     34.29%(13) to  63.41%(6)
2008   2,073,166    6.09 to   6.22(5)    11,619,042  1.15% to 2.05%     0.20%    -50.28%     to -49.87%(6)
2007   2,506,101   12.25 to  12.40(5)    28,034,658  1.15% to 2.05%     0.00%     14.12%     to  14.99%(6)
2006   2,909,668   10.74 to  10.78(5)    28,337,928  1.15% to 2.05%     0.00%      6.36%(7)  to   6.75%(7)(6)
Invesco Van Kampen V.I. Comstock Fund (Series II)
2010  23,853,701    9.31 to   9.67(5)   283,683,043  1.15% to 2.30%     0.13%     13.06%     to  14.37%
2009  21,815,548    8.24 to   8.45(5)   234,069,034  1.15% to 2.30%     4.32%     26.94%     to  27.58%(13)(6)
2008  22,559,089    6.52 to   6.66(5)   192,729,911  1.15% to 2.05%     2.27%    -37.10%     to -36.54%
2007  24,395,107   10.37 to  10.49(5)   331,165,533  1.15% to 2.05%     1.62%     -4.26%     to  -3.44%(6)
2006  26,646,078   10.84 to  10.86(5)   376,648,609  1.15% to 2.05%     1.27%      7.33%(7)  to   7.56%(7)(6)
Invesco Van Kampen V.I. Growth and Income Fund (Series II)
2010  36,084,513    9.69 to  10.07(5)   483,038,980  1.15% to 2.30%     0.10%      9.64%     to  10.91%
2009  34,206,154    8.83 to   9.08(5)   425,361,561  1.15% to 2.30%     3.62%     22.69%     to  27.54%(13)(6)
2008  35,118,591    7.23 to   7.40(5)   359,361,497  1.15% to 2.05%     1.80%    -33.59%     to -32.98%
2007  34,758,550   10.88 to  11.04(5)   537,318,833  1.15% to 2.05%     1.32%      0.44%     to   1.35%(6)
2006  31,791,446   10.83 to  10.89(5)   488,270,723  1.15% to 2.05%     0.91%      7.72%(7)  to   8.30%(7)(6)
Diversified International Account (Class 1)
2010     377,301    6.44 to   6.65        2,504,439  1.40% to 1.80%     1.44%     11.16%     to  11.61%
2009     473,099    5.80 to   5.96        2,814,443  1.40% to 1.80%     4.80%     25.04%     to  25.54%
2008     466,175    4.64 to   4.75        2,209,666  1.40% to 1.80%     1.86%    -47.18%     to -46.97%
2007     629,741    8.78 to   8.95        5,628,012  1.40% to 1.80%     2.26%     13.99%     to  14.44%
2006     430,300    7.70 to   7.82        3,361,967  1.40% to 1.80%     1.29%     18.39%     to  18.87%
Equity Income Account (Class 1)
2010   2,690,027    9.29 to   9.65       25,843,438  1.40% to 1.80%     3.18%     14.11%     to  14.56%
2009   3,133,789    8.15 to   8.43       26,297,778  1.40% to 1.80%     5.84%     17.86%     to  18.34%
2008   3,970,484    6.91 to   7.12       28,164,053  1.40% to 1.80%     2.62%    -35.12%     to -34.86%
2007   5,671,344   10.65 to  10.93       61,774,881  1.40% to 1.80%     0.99%      3.36%     to   3.77%
2006   5,752,545   10.31 to  10.53       60,395,735  1.40% to 1.80%     1.60%     16.06%     to  16.52%
Government & High Quality Bond Account (Class 1)
2010     636,769    7.70 to   7.99        5,042,990  1.40% to 1.80%     3.25%      3.96%     to   4.37%
2009     821,902    7.41 to   7.66        6,250,179  1.40% to 1.80%     8.26%      4.57%     to   4.99%
2008     980,933    7.08 to   7.29        7,105,252  1.40% to 1.80%     6.72%      2.81%     to   3.22%
2007   1,339,113    6.89 to   7.06        9,413,525  1.40% to 1.80%     5.60%      4.67%     to   5.09%
2006   1,695,485    6.58 to   6.72       11,351,666  1.40% to 1.80%     4.71%      2.59%     to   3.00%
Income Account (Class 1)
2010   1,208,383    8.72 to   9.06       10,888,418  1.40% to 1.80%     6.33%      6.71%     to   7.14%
2009   1,435,042    8.17 to   8.45       12,072,823  1.40% to 1.80%    10.22%     16.26%     to  16.72%
2008   1,609,192    7.03 to   7.24       11,598,933  1.40% to 1.80%     7.79%     -5.20%     to  -4.82%
2007   2,184,680    7.41 to   7.61       16,563,551  1.40% to 1.80%     6.27%      4.01%     to   4.43%
2006   2,122,228    7.13 to   7.29       15,411,695  1.40% to 1.80%     5.30%      3.03%     to   3.44%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                   At December 31                              For the Year Ended December 31
---------------------------------------------------  -------------------------------------------------
                   Unit Fair Value                   Expense Ratio   Investment       Total Return
                      Lowest to         Net Assets       Lowest        Income          Lowest to
Year     Units     Highest ($)(4)           ($)      to Highest (1)   Ratio (2)       Highest (3)
----  ----------  ----------------    -------------  --------------  ----------  ---------------------
LargeCap Blend Account II (Class 1)
2010     522,287    6.36 to   6.60        3,420,439  1.40% to 1.80%     2.44%     11.23%     to  11.68%
2009     645,109    5.71 to   5.91        3,786,791  1.40% to 1.80%     1.85%     27.36%     to  27.87%
2008     903,074    4.49 to   4.62        4,143,148  1.40% to 1.80%     1.45%    -37.54%     to -37.29%
2007   1,226,426    7.18 to   7.37        8,977,720  1.40% to 1.80%     1.94%      3.34%     to   3.75%
2006   1,296,826    6.95 to   7.10        9,158,305  1.40% to 1.80%     1.44%      9.87%     to  10.31%
LargeCap Growth Account (Class 1)
2010      93,051    6.95 to   7.22          667,630  1.40% to 1.80%     0.06%     16.26%     to  16.73%
2009     121,352    5.98 to   6.19          745,861  1.40% to 1.80%     0.76%     24.75%     to  25.25%
2008     147,848    4.79 to   4.94          724,967  1.40% to 1.80%     0.54%    -44.18%     to -43.95%
2007     220,373    8.59 to   8.81        1,930,855  1.40% to 1.80%     0.32%     21.17%     to  21.65%
2006     221,503    7.09 to   7.25        1,595,675  1.40% to 1.80%     0.12%      3.07%     to   3.48%
MidCap Blend Account (Class 1)
2010     295,113   10.22 to  10.61        3,108,269  1.40% to 1.80%     2.44%     21.89%     to  22.38%
2009     412,151    8.38 to   8.67        3,551,253  1.40% to 1.80%     2.02%     26.37%     to  26.87%
2008     476,725    6.63 to   6.83        3,240,323  1.40% to 1.80%     1.74%    -30.83%     to -30.55%
2007     627,552    9.59 to   9.84        6,145,928  1.40% to 1.80%     0.94%     -9.50%     to  -9.14%
2006     692,928   10.60 to  10.82        7,472,559  1.40% to 1.80%     1.65%     14.79%     to  15.25%
Money Market Account (Class 1)
2010     658,291    5.83 to   6.07        3,984,221  1.40% to 1.80%     0.00%     -1.78%     to  -1.39%
2009   1,015,368    5.93 to   6.16        6,239,662  1.40% to 1.80%     0.30%     -1.56%     to  -1.17%
2008   2,218,282    6.03 to   6.23       13,782,583  1.40% to 1.80%     2.27%      0.75%     to   1.15%
2007     709,149    5.98 to   6.16        4,361,036  1.40% to 1.80%     4.78%      3.06%     to   3.47%
2006     616,894    5.80 to   5.95        3,665,896  1.40% to 1.80%     4.25%      2.50%     to   2.92%
Principal Capital Appreciation Account (Class 1)
2010   1,217,700   12.46 to  12.94       15,685,617  1.40% to 1.80%     1.53%     13.34%     to  13.79%
2009   1,471,453   10.99 to  11.37       16,662,286  1.40% to 1.80%     1.65%     27.50%     to  28.01%
2008   1,811,699    8.62 to   8.88       16,032,434  1.40% to 1.80%     1.17%    -34.56%     to -34.29%
2007   2,356,937   13.18 to  13.52       31,761,327  1.40% to 1.80%     0.72%      6.79%     to   7.22%
2006   2,438,907   12.34 to  12.61       30,663,761  1.40% to 1.80%     0.48%     10.03%     to  10.47%
Real Estate Securities Account (Class 1)
2010      47,843   17.31 to  17.99          857,796  1.40% to 1.80%     3.08%     22.98%     to  23.96%
2009      49,991   14.08 to  14.51          723,401  1.40% to 1.80%     4.28%     26.12%     to  27.13%
2008      57,651   11.16 to  11.41(5)       655,991  1.40% to 1.80%     2.39%    -34.05%     to -33.79%
2007      76,782   16.93 to  17.24(5)     1,320,025  1.40% to 1.80%     3.69%    -19.15%     to -18.83%
2006      94,034   20.94 to  21.24(5)     1,991,443  1.40% to 1.80%     2.32%     30.83%     to  31.36%
SAM Balanced Portfolio (Class 1)
2010   7,630,083   10.45 to  10.85       82,068,848  1.40% to 1.80%     3.70%     11.58%     to  12.03%
2009   9,604,945    9.36 to   9.69       92,355,490  1.40% to 1.80%     4.12%     21.63%     to  22.12%
2008  12,410,964    7.70 to   7.93       97,804,678  1.40% to 1.80%     4.36%    -27.50%     to -27.21%
2007  16,625,660   10.62 to  10.90      180,098,979  1.40% to 1.80%     2.56%      6.72%     to   7.16%
2006  18,183,081    9.95 to  10.17      183,998,899  1.40% to 1.80%     2.09%      8.63%     to   9.07%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                   At December 31                              For the Year Ended December 31
---------------------------------------------------  -------------------------------------------------
                   Unit Fair Value                   Expense Ratio   Investment       Total Return
                      Lowest to         Net Assets       Lowest        Income          Lowest to
Year     Units     Highest ($)(4)           ($)      to Highest (1)   Ratio (2)       Highest (3)
----  ----------  ----------------    -------------  --------------  ----------  ---------------------
SAM Conservative Balanced Portfolio (Class 1)
2010   1,005,078    7.82 to   8.11        8,102,931  1.40% to 1.80%     4.35%      9.84%     to  10.28%
2009   1,287,172    7.12 to   7.36        9,421,124  1.40% to 1.80%     3.28%     18.99%     to  19.47%
2008   1,551,759    5.98 to   6.16        9,509,564  1.40% to 1.80%     4.06%    -20.65%     to -20.34%
2007   2,217,123    7.54 to   7.73       17,067,252  1.40% to 1.80%     3.45%      5.63%     to   6.06%
2006   2,412,113    7.14 to   7.29       17,517,026  1.40% to 1.80%     2.69%      6.89%     to   7.32%
SAM Conservative Growth Portfolio (Class 1)
2010   2,827,562   10.46 to  10.86       30,342,312  1.40% to 1.80%     3.39%     13.16%     to  13.61%
2009   3,734,141    9.25 to   9.56       35,334,269  1.40% to 1.80%     5.18%     23.46%     to  23.95%
2008   4,717,995    7.49 to   7.71       36,058,775  1.40% to 1.80%     4.15%    -34.31%     to -34.04%
2007   6,750,665   11.40 to  11.69       78,329,330  1.40% to 1.80%     1.69%      7.34%     to   7.77%
2006   7,480,827   10.62 to  10.85       80,620,425  1.40% to 1.80%     1.58%     10.20%     to  10.64%
SAM Flexible Income Portfolio (Class 1)
2010   1,411,163    9.15 to   9.51       13,335,320  1.40% to 1.80%     5.24%      8.54%     to   8.97%
2009   1,945,377    8.43 to   8.72       16,873,589  1.40% to 1.80%     4.94%     17.82%     to  18.29%
2008   2,823,988    7.15 to   7.37       20,706,070  1.40% to 1.80%     7.04%    -15.30%     to -14.96%
2007   3,665,557    8.44 to   8.67       31,624,757  1.40% to 1.80%     4.66%      4.19%     to   4.61%
2006   3,921,709    8.10 to   8.29       32,371,535  1.40% to 1.80%     4.08%      4.94%     to   5.36%
SAM Strategic Growth Portfolio (Class 1)
2010   1,020,734   11.07 to  11.47       11,620,735  1.40% to 1.80%     2.49%     14.32%     to  14.78%
2009   1,290,665    9.68 to  10.00       12,809,684  1.40% to 1.80%     3.79%     25.18%     to  25.68%
2008   1,476,341    7.73 to   7.95       11,665,110  1.40% to 1.80%     3.97%    -38.54%     to -38.29%
2007   1,880,387   12.58 to  12.89       24,091,224  1.40% to 1.80%     1.21%      7.65%     to   8.08%
2006   2,028,132   11.69 to  11.93(5)    24,061,064  1.40% to 1.80%     1.05%     11.04%     to  11.49%
Short-Term Income Account (Class 1)
2010     399,144    7.26 to   7.55        2,966,046  1.40% to 1.80%     1.97%      2.34%     to   2.75%
2009     457,427    7.09 to   7.34        3,316,828  1.40% to 1.80%     7.18%      7.98%     to   8.41%
2008     438,301    6.57 to   6.77        2,935,709  1.40% to 1.80%     3.16%     -2.34%     to  -1.95%
2007     482,012    6.73 to   6.91        3,299,420  1.40% to 1.80%     5.08%      2.64%     to   3.05%
2006     525,980    6.56 to   6.70        3,500,054  1.40% to 1.80%     4.83%      2.72%     to   3.14%
SmallCap Growth Account II (Class 1)
2010     102,863    6.49 to   6.73          684,577  1.40% to 1.80%     0.00%     24.67%     to  25.17%
2009     124,856    5.21 to   5.38          664,807  1.40% to 1.80%     0.00%     29.39%     to  29.91%
2008     144,293    4.02 to   4.14          593,049  1.40% to 1.80%     0.00%    -42.20%     to -41.97%
2007     237,191    6.96 to   7.13        1,683,650  1.40% to 1.80%     0.00%      3.10%     to   3.51%
2006     271,871    6.75 to   6.89        1,863,932  1.40% to 1.80%     0.00%      4.91%     to   5.33%
SmallCap Value Account I (Class 1)
2010      21,247    9.16 to   9.48          200,565  1.40% to 1.80%     0.74%     23.81%     to  24.31%
2009      30,483    7.40 to   7.62          231,797  1.40% to 1.80%     2.34%     14.37%     to  14.59%
2008      31,852    6.47 to   6.65          211,294  1.40% to 1.80%     0.98%    -32.81%     to -32.77%(6)
2007      31,791    9.62 to   9.89          314,434  1.40% to 1.80%     1.72%    -11.39%     to -10.78%
2006      19,578   10.86 to  11.09          217,020  1.40% to 1.80%     1.04%      9.21%     to  10.66%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                   At December 31                              For the Year Ended December 31
---------------------------------------------------  -------------------------------------------------
                   Unit Fair Value                   Expense Ratio   Investment       Total Return
                      Lowest to         Net Assets       Lowest        Income          Lowest to
Year     Units     Highest ($)(4)           ($)      to Highest (1)   Ratio (2)       Highest (3)
----  ----------  ----------------    -------------  --------------  ----------  ---------------------
Diversified International Account (Class 2)
2010     190,975    6.23 to   6.43        1,222,479  1.55% to 1.95%     1.24%     10.66%     to  11.17%
2009     218,632    5.63 to   5.78        1,259,606  1.55% to 1.95%     4.02%     24.12%     to  24.89%
2008     295,919    4.53 to   4.63        1,368,024  1.55% to 1.95%     1.70%    -47.42%     to -47.20%
2007     737,486    8.62 to   8.77        6,457,706  1.55% to 1.95%     2.12%     13.66%     to  14.12%
2006     581,190    7.59 to   7.68        4,461,640  1.55% to 1.95%     1.52%     17.95%     to  18.42%
Equity Income Account (Class 2)
2010   1,715,096    8.65 to   8.95(5)    15,738,890  1.52% to 2.17%     2.85%     13.04%     to  14.13%
2009   2,212,593    7.65 to   7.84(5)    17,826,430  1.52% to 2.17%     5.08%     17.95%     to  24.36%(13)(6)
2008   3,312,824    6.51 to   6.65(5)    22,674,096  1.52% to 2.02%     2.39%    -34.84%     to -35.11%(6)
2007   5,151,304   10.00 to  10.25(5)    54,513,329  1.52% to 2.02%     0.72%     -0.05%(10) to   2.47%(10)(6)
2006   4,996,995   10.08 to  10.29       51,305,430  1.55% to 1.95%     1.50%     15.58%     to  16.04%
Government & High Quality Bond Account (Class 2)
2010     188,607    7.41 to   7.67        1,437,348  1.55% to 1.95%     3.01%      3.61%     to   4.02%
2009     227,017    7.15 to   7.37        1,664,973  1.55% to 1.95%     6.97%      4.16%     to   4.58%
2008     293,961    6.87 to   7.05        2,066,764  1.55% to 1.95%     6.42%      2.40%     to   2.81%
2007     482,789    6.71 to   6.86        3,301,862  1.55% to 1.95%     5.65%      4.16%     to   4.57%
2006     768,702    6.44 to   6.56        5,028,514  1.55% to 1.95%     4.53%      2.21%     to   2.62%
Income Account (Class 2)
2010     533,544    8.45 to   8.76        4,663,359  1.55% to 1.95%     5.88%      6.17%     to   6.60%
2009     707,569    7.96 to   8.22        5,804,410  1.55% to 1.95%     9.29%     15.89%     to  16.35%
2008   1,058,743    6.87 to   7.07        7,458,920  1.55% to 1.95%     7.50%     -5.61%     to  -5.23%
2007   1,705,116    7.28 to   7.46       12,685,604  1.55% to 1.95%     6.24%      3.72%     to   4.14%
2006   2,210,997    7.01 to   7.16       15,802,004  1.55% to 1.95%     5.41%      2.57%     to   2.98%
LargeCap Blend Account II (Class 2)
2010      92,182    6.11 to   6.34          582,511  1.55% to 1.95%     2.00%     10.78%     to  11.23%
2009     100,674    5.51 to   5.70          572,095  1.55% to 1.95%     1.27%     26.79%     to  27.30%
2008     152,486    4.35 to   4.48          680,571  1.55% to 1.95%     1.27%    -37.73%     to -37.48%
2007     332,804    6.98 to   7.16        2,377,024  1.55% to 1.95%     1.50%      2.90%     to   3.31%
2006     502,522    6.79 to   6.93        3,474,705  1.55% to 1.95%     1.20%      9.50%     to   9.94%
LargeCap Growth Account (Class 2)
2010      60,886    6.73 to   6.98          422,658  1.55% to 1.95%     0.00%     15.82%     to  16.23%
2009      64,764    5.81 to   6.00          387,148  1.55% to 1.95%     0.35%     24.42%     to  24.85%
2008      76,287    4.67 to   4.81          365,890  1.55% to 1.95%     0.24%    -44.39%     to -44.17%
2007     115,826    8.40 to   8.61          994,535  1.55% to 1.95%     0.00%     20.67%     to  21.16%
2006     135,152    6.96 to   7.11          957,698  1.55% to 1.95%     0.00%      2.61%     to   3.02%
MidCap Blend Account (Class 2)
2010      80,624    9.83 to  10.19          817,910  1.55% to 1.95%     2.22%     21.44%     to  21.93%
2009      97,970    8.09 to   8.36          815,986  1.55% to 1.95%     1.54%     25.87%     to  26.37%
2008     120,400    6.43 to   6.62          794,108  1.55% to 1.95%     1.49%    -31.09%     to -30.82%
2007     243,804    9.33 to   9.56        2,325,422  1.55% to 1.95%     0.71%     -9.87%     to  -9.51%
2006     372,499   10.35 to  10.57        3,927,186  1.55% to 1.95%     1.51%     14.31%     to  14.77%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                   At December 31                              For the Year Ended December 31
---------------------------------------------------  -------------------------------------------------
                   Unit Fair Value                   Expense Ratio   Investment       Total Return
                      Lowest to         Net Assets       Lowest        Income          Lowest to
Year     Units     Highest ($)(4)           ($)      to Highest (1)   Ratio (2)       Highest (3)
----  ----------  ----------------    -------------  --------------  ----------  ---------------------
Money Market Account (Class 2)
2010     384,351    5.68 to   5.89        2,251,961  1.55% to 1.95%     0.00%     -1.93%     to  -1.54%
2009     677,053    5.79 to   5.98        4,033,163  1.55% to 1.95%     0.28%     -1.75%     to  -1.36%
2008   2,367,912    5.89 to   6.06       14,299,967  1.55% to 1.95%     2.07%      0.35%     to   0.75%
2007     741,511    5.87 to   6.01        4,437,007  1.55% to 1.95%     4.41%      2.66%     to   3.07%
2006     468,575    5.72 to   5.84        2,724,190  1.55% to 1.95%     4.11%      2.10%     to   2.51%
Principal Capital Appreciation Account (Class 2)
2010     287,058   11.97 to  12.41        3,548,871  1.55% to 1.95%     1.28%     12.89%     to  13.34%
2009     376,687   10.60 to  10.95        4,111,445  1.55% to 1.95%     0.97%     27.04%     to  27.55%
2008     529,300    8.34 to   8.59        4,534,019  1.55% to 1.95%     0.89%    -34.84%     to -34.58%
2007     892,878   12.81 to  13.13       11,693,715  1.55% to 1.95%     0.50%      6.37%     to   6.79%
2006   1,174,244   12.04 to  12.29       14,402,243  1.55% to 1.95%     0.31%      9.59%     to  10.03%
Real Estate Securities Account (Class 2)
2010      24,526   16.91 to  17.73          430,757  1.55% to 1.95%     2.77%     23.37%     to  24.02%(6)
2009      32,241   13.64 to  14.37          460,675  1.55% to 1.95%     3.48%     26.47%     to  26.72%
2008      48,396   10.78 to  11.34          546,928  1.55% to 1.95%     2.24%    -34.32%     to -34.04%
2007      80,463   16.42 to  17.19        1,379,040  1.55% to 1.95%     3.38%    -19.51%     to -19.18%
2006     108,166   20.40 to  21.27        2,294,813  1.55% to 1.95%     1.92%     30.34%     to  30.86%
SAM Balanced Portfolio (Class 2)
2010   5,280,382    9.84 to  10.51       55,154,015  1.52% to 2.17%     3.50%     10.43%     to  11.63%
2009   6,366,836    8.91 to   9.41       59,616,382  1.52% to 2.17%     3.91%     20.36%(13) to  21.76%
2008   8,976,782    7.37 to   7.73       69,095,751  1.52% to 2.02%     4.13%    -28.24%     to -27.53%
2007  13,691,041   10.27 to  10.67      145,477,816  1.52% to 2.02%     2.32%      3.65%(10) to   6.18%(10)(6)
2006  16,711,342    9.77 to   9.99      166,390,537  1.52% to 1.95%     1.93%      8.24%     to   8.71%
SAM Conservative Balanced Portfolio (Class 2)
2010     890,115   10.41 to  10.96(5)     7,155,837  1.52% to 2.17%     4.05%      8.60%     to  10.05%(6)
2009   1,127,485    9.59 to   9.96(5)     8,207,867  1.52% to 2.17%     2.97%     15.80%(13) to  18.90%(6)
2008   1,589,201    8.13 to   8.38(5)     9,761,789  1.52% to 2.02%     3.85%    -21.45%     to -20.63%
2007   2,523,507   10.35 to  10.56(5)    19,251,280  1.52% to 2.02%     3.21%      3.51%(10) to   5.57%(10)(6)
2006   3,394,114    7.01 to   7.16       24,267,380  1.55% to 1.95%     2.55%      6.40%     to   6.83%
SAM Conservative Growth Portfolio (Class 2)
2010   2,838,301    9.87 to  10.46       29,480,485  1.52% to 2.17%     3.19%     12.04%     to  13.19%
2009   3,492,282    8.81 to   9.24       32,078,347  1.52% to 2.17%     5.02%     23.46%     to  23.99%(13)(6)
2008   4,286,571    7.17 to   7.49       31,929,924  1.52% to 2.02%     3.87%    -34.70%     to -34.30%
2007   6,063,870   10.98 to  11.39       68,797,689  1.52% to 2.02%     1.48%      3.98%(10) to   6.54%(10)(6)
2006   7,199,949   10.40 to  10.61       76,120,627  1.52% to 1.95%     1.38%      9.78%     to  10.26%
SAM Flexible Income Portfolio (Class 2)
2010   1,156,232   10.69 to  11.32(5)    10,602,634  1.52% to 2.17%     5.07%      7.37%     to   8.60%
2009   1,647,151    9.96 to  10.42(5)    13,907,215  1.52% to 2.17%     4.41%     13.13%(13) to  17.81%
2008   2,695,421    8.55 to   8.85(5)    19,300,818  1.52% to 2.02%     6.99%    -16.15%     to -15.32%(6)
2007   5,221,520   10.20 to  10.45(5)    44,239,577  1.52% to 2.02%     4.55%      1.98%(10) to   4.49%(10)
2006   6,820,316    7.98 to   8.12       55,327,490  1.55% to 1.95%     3.93%      4.55%     to   4.97%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                   At December 31                              For the Year Ended December 31
---------------------------------------------------  -------------------------------------------------
                   Unit Fair Value                   Expense Ratio   Investment       Total Return
                      Lowest to         Net Assets       Lowest        Income          Lowest to
Year     Units     Highest ($)(4)           ($)      to Highest (1)   Ratio (2)       Highest (3)
----  ----------  ----------------    -------------  --------------  ----------  ---------------------
SAM Strategic Growth Portfolio (Class 2)
2010   1,397,038   10.40 to  11.11       15,343,930  1.52% to 2.17%     2.32%     13.29%     to  14.43%
2009   1,614,716    9.18 to   9.71       15,515,066  1.52% to 2.17%     3.60%     25.13%     to  26.37%(13)(6)
2008   1,962,628    7.39 to   7.76       15,090,465  1.52% to 2.02%     3.68%    -38.84%     to -38.50%
2007   2,459,318   12.09 to  12.62       30,798,767  1.52% to 2.02%     0.92%      3.75%(10) to   6.65%(10)(6)
2006   2,516,995   11.45 to  11.71       29,288,163  1.52% to 1.95%     0.88%     10.59%     to  11.07%
Short-Term Income Account (Class 2)
2010     254,355    7.06 to   7.31        1,851,701  1.55% to 1.95%     1.91%      2.35%     to   2.77%
2009     244,737    6.89 to   7.11        1,734,111  1.55% to 1.95%     6.53%      7.69%     to   8.12%
2008     245,835    6.40 to   6.58        1,610,919  1.55% to 1.95%     2.85%     -3.14%     to  -2.75%
2007     347,912    6.61 to   6.76        2,348,855  1.55% to 1.95%     4.95%      2.23%     to   2.64%
2006     480,261    6.47 to   6.59        3,160,390  1.55% to 1.95%     4.39%      2.23%     to   2.64%
SmallCap Growth Account II (Class 2)
2010      52,037    6.27 to   6.48          335,263  1.55% to 1.95%     0.00%     24.23%     to  24.74%
2009      50,781    5.04 to   5.19          262,664  1.55% to 1.95%     0.00%     28.73%     to  29.26%
2008      77,093    3.92 to   4.02          308,928  1.55% to 1.95%     0.00%    -42.39%     to -42.16%
2007     112,150    6.80 to   6.95          777,178  1.55% to 1.95%     0.00%      2.63%     to   3.04%
2006     147,936    6.63 to   6.74          994,542  1.55% to 1.95%     0.00%      4.53%     to   4.94%
SmallCap Value Account I (Class 2)
2010      18,235    8.99 to   9.32          168,872  1.55% to 1.95%     0.83%     22.51%     to  23.88%
2009      13,920    7.33 to   7.52          104,411  1.55% to 1.95%     1.93%     12.90%     to  14.10%
2008      15,299    6.50 to   6.59          100,645  1.55% to 1.95%     0.78%    -32.74%     to -32.94%(6)
2007      23,212    9.66 to   9.83          227,931  1.55% to 1.95%     2.05%    -11.34%     to -11.09%
2006      23,541   10.90 to  11.05          260,044  1.55% to 1.95%     0.96%      9.78%     to  10.15%
Columbia Asset Allocation Fund, Variable Series (Class A)
2010      61,271   11.29 to  11.74          717,063  1.52% to 2.02%     2.57%     10.52%     to  11.72%
2009      81,637   10.21 to  10.50          855,920  1.52% to 2.02%     4.22%     18.66%(13) to  22.13%
2008      98,468    8.45 to   8.60          845,416  1.52% to 1.77%     3.36%    -29.59%     to -29.40%
2007     117,403   11.99 to  12.18        1,427,849  1.52% to 1.77%     2.83%      7.25%     to   7.53%
2006     121,392   11.18 to  11.33        1,373,371  1.52% to 1.77%     4.62%      7.27%     to   7.55%
Columbia Large Cap Value Fund, Variable Series (Class A)
2010     364,851   10.98 to  11.43        4,153,700  1.52% to 2.02%     1.60%     12.08%     to  13.26%
2009     433,315    9.80 to  10.09        4,359,704  1.52% to 2.02%     3.00%     22.12%     to  22.42%(13)(6)
2008     521,919    8.10 to   8.26        4,302,907  1.52% to 1.77%     2.45%    -38.18%     to -38.02%
2007     601,288   13.10 to  13.33        7,999,484  1.52% to 1.77%     1.44%      0.93%     to   1.19%
2006     581,409   12.98 to  13.17        7,643,812  1.52% to 1.77%     3.09%     16.08%     to  16.37%
Columbia Small Company Growth Fund, Variable Series (Class A)
2010     159,274   11.83 to  12.29        1,951,181  1.52% to 2.02%     0.00%     25.18%     to  26.44%
2009     221,739    9.45 to   9.72        2,147,620  1.52% to 2.02%     0.00%     23.76%     to  28.14%(13)(6)
2008     273,607    7.70 to   7.85        2,142,258  1.52% to 1.77%     0.00%    -41.86%     to -41.72%
2007     312,820   13.24 to  13.48        4,201,917  1.52% to 1.77%     0.00%     11.47%     to  11.75%
2006     337,697   11.88 to  12.06        4,061,145  1.52% to 1.77%     0.00%     10.44%     to  10.71%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                   At December 31                              For the Year Ended December 31
---------------------------------------------------  -------------------------------------------------
                   Unit Fair Value                   Expense Ratio   Investment       Total Return
                      Lowest to         Net Assets       Lowest        Income          Lowest to
Year     Units     Highest ($)(4)           ($)      to Highest (1)   Ratio (2)       Highest (3)
----  ----------  ----------------    -------------  --------------  ----------  ---------------------
Columbia High Yield Fund, Variable Series (Class A)
2010   1,415,148   17.77 to  18.55       25,984,432  1.52% to 2.17%     7.78%      9.54%     to  10.27%
2009   1,372,893   16.22 to  16.82(5)    22,869,890  1.52% to 2.17%    10.42%     21.56%(13) to  41.98%
2008   1,370,354   11.54 to  11.85(5)    16,096,884  1.52% to 2.02%    10.46%    -26.27%     to -25.91%
2007   1,773,530   15.66 to  15.99(5)    28,133,242  1.52% to 2.02%     5.17%     -0.33%     to   0.31%
2006   1,942,396   15.71 to  15.95(5)    30,752,895  1.52% to 2.02%     2.48%      4.54%(8)  to   9.57%
Columbia Marsico Focused Equities Fund, Variable Series (Class A)
2010   3,687,487   10.94 to  11.47       41,882,170  1.52% to 2.17%     0.45%     15.84%     to  16.93%
2009   4,675,588    9.44 to   9.81       45,470,864  1.52% to 2.17%     0.66%     24.94%(13) to  26.73%
2008   5,561,387    7.52 to   7.74       42,729,644  1.52% to 2.02%     0.10%    -42.47%     to -42.19%
2007   6,418,154   13.07 to  13.39(5)    85,408,402  1.52% to 2.02%     0.12%     11.43%     to  11.86%(6)
2006   6,596,122   11.73 to  11.97       78,555,725  1.52% to 2.02%     0.00%      6.64%     to   8.34%(8)(6)
Columbia Marsico Growth Fund, Variable Series (Class A)
2010     323,404   10.53 to  10.91        3,520,564  1.52% to 2.02%     0.12%     18.71%     to  19.71%
2009     441,440    8.87 to   9.12        4,016,044  1.52% to 2.02%     0.76%     24.10%(13) to  24.75%
2008     541,437    7.17 to   7.31        3,949,604  1.52% to 1.77%     0.32%    -40.51%     to -40.36%
2007     640,251   12.05 to  12.25        7,830,687  1.52% to 1.77%     0.08%     15.42%     to  15.71%
2006     630,078   10.44 to  10.59        6,660,456  1.52% to 1.77%     0.00%      4.23%     to   4.49%
Columbia Marsico 21st Century Fund, Variable Series (Class A)
2010     107,059   14.75 to  15.28        1,631,456  1.52% to 2.02%     0.00%     14.52%     to  15.64%
2009     131,028   12.88 to  13.21        1,724,985  1.52% to 2.02%     0.12%     25.15%     to  31.66%(13)(6)
2008     138,259   10.36 to  10.56        1,456,190  1.52% to 1.77%     0.00%    -44.56%     to -44.42%
2007     138,148   18.68 to  18.99        2,614,595  1.52% to 1.77%     0.50%     17.19%     to  17.49%
2006     133,483   15.94 to  16.17        2,152,593  1.52% to 1.77%     0.18%     17.64%     to  17.94%
Columbia Mid Cap Growth Fund, Variable Series (Class A)
2010     121,959   10.43 to  11.58        1,383,881  1.52% to 2.02%     0.07%     27.15%     to  28.11%
2009     161,899    8.20 to   9.04        1,429,293  1.52% to 2.02%     0.00%     35.71%(13) to  41.67%
2008     179,757    5.83 to   6.38        1,123,982  1.52% to 1.77%     0.00%    -45.26%     to -45.13%
2007     194,214   10.66 to  11.62        2,211,393  1.52% to 1.77%     0.11%     17.77%     to  18.07%
2006     224,283    9.05 to   9.84        2,165,600  1.52% to 1.77%     0.00%     15.62%     to  15.91%
Columbia Marsico International Opportunities Fund, Variable Series (Class B)
2010     248,600   17.21 to  17.75        4,403,401  1.52% to 2.02%     0.69%     11.11%     to  12.01%
2009     296,817   15.49 to  15.85        4,694,413  1.52% to 2.02%     1.88%     25.60%(13) to  35.87%
2008     380,058   11.47 to  11.66        4,425,940  1.52% to 1.77%     1.26%    -49.39%     to -49.27%
2007     404,480   22.66 to  22.99        9,285,181  1.52% to 1.77%     0.11%     17.58%     to  17.87%
2006     407,568   19.27 to  19.50        7,939,963  1.52% to 1.77%     0.29%     21.06%     to  21.36%
Asset Allocation Fund (Class 2)
2010   5,407,120   15.54 to  15.87       85,697,533  1.52% to 1.77%     1.93%     10.53%     to  10.81%
2009   6,290,551   14.06 to  14.32       89,982,813  1.52% to 1.77%     2.33%     21.81%     to  22.12%
2008   7,239,553   11.54 to  11.72       84,806,694  1.52% to 1.77%     2.38%    -30.75%     to -30.57%
2007   8,948,609   16.67 to  16.89      151,021,559  1.52% to 1.77%     2.13%      4.68%     to   4.95%
2006   9,276,573   15.92 to  16.09      149,201,594  1.52% to 1.77%     2.24%      4.73%(9)  to  12.93%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                   At December 31                              For the Year Ended December 31
---------------------------------------------------  -------------------------------------------------
                   Unit Fair Value                   Expense Ratio   Investment       Total Return
                      Lowest to         Net Assets       Lowest        Income          Lowest to
Year     Units     Highest ($)(4)           ($)      to Highest (1)   Ratio (2)       Highest (3)
----  ----------  ----------------    -------------  --------------  ----------  ---------------------
Global Growth Fund (Class 2)
2010  14,920,017   22.17 to  23.01      342,056,864  1.52% to 1.97%     1.44%      9.57%     to  10.06%
2009  17,654,633   20.23 to  20.91      367,855,392  1.52% to 1.97%     1.41%     39.53%     to  40.16%
2008  20,560,268   14.50 to  14.92      305,800,211  1.52% to 1.97%     1.68%    -39.59%     to -39.32%
2007  24,347,951   24.00 to  24.59      597,059,462  1.52% to 1.97%     2.68%     12.61%     to  13.12%
2006  24,092,230   21.32 to  21.74      522,537,934  1.52% to 1.97%     0.83%     18.08%     to  18.61%
Growth Fund (Class 2)
2010  23,161,429   19.07 to  19.79      456,326,337  1.52% to 1.97%     0.70%     16.37%     to  16.89%
2009  27,875,080   16.39 to  16.93      470,030,372  1.52% to 1.97%     0.65%     36.70%     to  37.31%
2008  32,104,323   11.99 to  12.33      394,455,264  1.52% to 1.97%     0.75%    -45.06%     to -44.82%
2007  37,442,579   21.82 to  22.34      834,187,972  1.52% to 1.97%     0.76%     10.16%     to  10.66%
2006  39,467,458   19.81 to  20.19      795,069,301  1.52% to 1.97%     0.85%      8.07%     to   8.56%
Growth-Income Fund (Class 2)
2010  26,741,866   15.79 to  16.40      436,801,880  1.52% to 1.97%     1.44%      9.25%     to   9.75%
2009  31,212,080   14.46 to  14.94      464,726,621  1.52% to 1.97%     1.58%     28.68%     to  29.26%
2008  35,657,770   11.23 to  11.56      410,931,178  1.52% to 1.97%     1.64%    -39.06%     to -38.79%
2007  41,685,459   18.44 to  18.89      785,132,652  1.52% to 1.97%     1.48%      2.99%     to   3.46%
2006  43,071,182   17.90 to  18.25      784,498,398  1.52% to 1.97%     1.65%     12.96%     to  13.47%
Asset Allocation Fund (Class 3)
2010     922,960   46.75 to  47.37       43,700,036  1.30% to 1.40%     1.99%     11.05%     to  11.16%
2009   1,017,052   42.10 to  42.62       43,321,176  1.30% to 1.40%     2.32%     22.23%     to  22.35%
2008   1,178,662   34.44 to  34.83       41,036,878  1.30% to 1.40%     2.43%    -30.37%     to -30.30%
2007   1,427,576   49.47 to  49.97       71,314,007  1.30% to 1.40%     2.12%      5.08%     to   5.18%
2006   1,601,343   47.08 to  47.51       76,054,888  1.30% to 1.40%     2.15%     13.16%     to  13.27%
Cash Management Fund (Class 3)
2010     612,158   21.65 to  21.94       13,423,722  1.30% to 1.40%     0.00%     -1.74%     to  -1.64%
2009     785,727   22.03 to  22.30       17,519,838  1.30% to 1.40%     0.21%     -1.70%     to  -1.60%
2008   1,113,284   22.42 to  22.67       25,225,866  1.30% to 1.40%     1.67%      0.57%     to   0.67%
2007     895,103   22.29 to  22.52       20,152,748  1.30% to 1.40%     6.98%      3.38%     to   3.48%
2006     836,379   21.56 to  21.76       18,196,166  1.30% to 1.40%     2.19%      3.19%     to   3.29%
Growth Fund (Class 3)
2010   1,282,399  178.27 to 180.63      231,541,625  1.30% to 1.40%     0.76%     17.11%     to  17.23%
2009   1,494,840  152.22 to 154.09      230,247,705  1.30% to 1.40%     0.69%     37.58%     to  37.72%
2008   1,767,217  110.64 to 111.89      197,665,581  1.30% to 1.40%     0.81%    -44.71%     to -44.66%
2007   2,105,017  200.12 to 202.17      425,443,840  1.30% to 1.40%     0.79%     10.87%     to  10.98%
2006   2,476,760  180.50 to 182.16      451,036,649  1.30% to 1.40%     0.77%      8.75%     to   8.86%
Growth-Income Fund (Class 3)
2010   1,727,264  119.25 to 120.84      208,592,720  1.30% to 1.40%     1.47%      9.95%     to  10.06%
2009   2,051,954  108.46 to 109.79      225,163,090  1.30% to 1.40%     1.61%     29.48%     to  29.61%
2008   2,421,334   83.76 to  84.70      205,009,214  1.30% to 1.40%     1.68%    -38.65%     to -38.59%
2007   2,937,093  136.53 to 137.93      404,960,122  1.30% to 1.40%     1.49%      3.66%     to   3.76%
2006   3,444,347  131.72 to 132.93      457,705,512  1.30% to 1.40%     1.52%     13.70%     to  13.81%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                   At December 31                              For the Year Ended December 31
---------------------------------------------------  -------------------------------------------------
                   Unit Fair Value                   Expense Ratio   Investment       Total Return
                      Lowest to         Net Assets       Lowest        Income          Lowest to
Year     Units     Highest ($)(4)           ($)      to Highest (1)   Ratio (2)       Highest (3)
----  ----------  ----------------    -------------  --------------  ----------  ---------------------
High-Income Bond Fund (Class 3)
2010     287,610   79.38 to  80.43       23,121,444  1.30% to 1.40%     7.29%     13.54%     to  13.66%
2009     334,808   69.91 to  70.76       23,685,327  1.30% to 1.40%     7.13%     37.21%     to  37.34%
2008     352,080   50.95 to  51.52       18,134,272  1.30% to 1.40%     6.99%    -24.82%     to -24.75%
2007     404,046   67.78 to  68.47       27,657,188  1.30% to 1.40%    10.61%     -0.01%     to   0.09%
2006     489,770   67.79 to  68.41       33,496,125  1.30% to 1.40%     5.87%      9.12%     to   9.23%
International Fund (Class 3)
2010   1,195,394   50.14 to  50.80       60,705,085  1.30% to 1.40%     2.04%      5.77%     to   5.87%
2009   1,417,411   47.40 to  47.98       67,987,799  1.30% to 1.40%     1.55%     41.26%     to  41.40%
2008   1,671,356   33.56 to  33.94       56,701,012  1.30% to 1.40%     1.82%    -42.91%     to -42.85%
2007   2,080,064   58.78 to  59.38      123,482,824  1.30% to 1.40%     1.46%     18.43%     to  18.55%
2006   2,405,011   49.63 to  50.09      120,436,613  1.30% to 1.40%     1.61%     17.42%     to  17.53%
U.S. Government/AAA-Rated Securities Fund (Class 3)
2010     687,580   37.44 to  37.94       26,067,499  1.30% to 1.40%     1.72%      4.35%     to   4.45%
2009     753,235   35.88 to  36.32       27,342,808  1.30% to 1.40%     2.38%      1.15%     to   1.25%
2008     920,427   35.47 to  35.87       33,001,741  1.30% to 1.40%     2.85%      6.16%     to   6.27%
2007     855,535   33.41 to  33.76       28,870,237  1.30% to 1.40%     7.29%      5.15%     to   5.26%
2006     996,762   31.78 to  32.07       31,959,063  1.30% to 1.40%     3.74%      2.36%     to   2.46%
Growth and Income Portfolio (Class VC)
2010  21,726,327    8.92 to   9.31(5)   249,602,582  1.15% to 2.30%     0.58%     14.76%     to  16.07%
2009  21,685,033    7.78 to   8.03(5)   218,701,580  1.15% to 2.30%     1.02%     17.54%     to  22.85%(13)(6)
2008  22,178,040    6.61 to   6.83(5)   191,962,266  1.15% to 2.05%     1.55%    -37.97%     to -37.15%
2007  20,216,084   10.66 to  10.86(5)   281,634,255  1.15% to 2.05%     1.32%      0.82%     to   2.25%
2006  17,926,774   10.58 to  10.62(5)   246,019,110  1.15% to 2.05%     1.35%      4.82%(7)  to   5.29%(7)(6)
Mid-Cap Value Portfolio (Class VC)
2010   2,497,517   13.45 to  13.75       34,280,758  1.52% to 1.77%     0.39%     23.23%     to  23.54%
2009   2,906,341   10.91 to  11.13       32,294,873  1.52% to 1.77%     0.47%     24.40%     to  24.71%
2008   3,725,186    8.77 to   8.92       33,200,982  1.52% to 1.77%     1.11%    -40.42%     to -40.27%
2007   5,311,917   14.73 to  14.94       79,277,583  1.52% to 1.77%     0.38%     -1.18%     to  -0.94%
2006   6,529,071   14.90 to  15.08       98,390,983  1.52% to 1.77%     0.46%     10.26%     to  10.54%
BB&T Capital Manager Equity VIF
2010     198,013    9.76 to  10.21(5)     2,012,635  1.52% to 2.17%     1.52%     12.22%     to  13.24%
2009     254,380    8.70 to   9.01(5)     2,284,872  1.52% to 2.17%     0.86%     23.36%     to  26.47%(13)(6)
2008     341,013    7.10 to   7.31(5)     2,485,457  1.52% to 2.02%     1.35%    -39.88%     to -39.16%(6)
2007     396,678   11.82 to  12.01(5)     4,754,397  1.52% to 2.02%     2.78%     -0.30%     to   0.53%
2006     297,909   11.85 to  11.95(5)     3,554,572  1.52% to 2.02%     1.19%      6.79%(8)  to  14.01%
BB&T Mid Cap Growth VIF
2010          --                --               --             --        --                        --
2009     151,635    8.43 to   8.65(5)     1,308,831  1.52% to 2.17%     0.00%     25.76%     to  30.28%(13)(6)
2008     344,753    6.75 to   6.88(5)     2,364,860  1.52% to 2.02%     0.00%    -52.75%     to -52.51%(6)
2007     298,407   14.29 to  14.49(5)     4,313,645  1.52% to 2.02%     0.00%     32.03%     to  32.98%
2006     215,430   10.82 to  10.89(5)     2,343,054  1.52% to 2.02%     0.16%      5.69%(8)  to   5.93%(8)(6)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                   At December 31                              For the Year Ended December 31
---------------------------------------------------  -------------------------------------------------
                   Unit Fair Value                   Expense Ratio   Investment       Total Return
                      Lowest to         Net Assets       Lowest        Income          Lowest to
Year     Units     Highest ($)(4)           ($)      to Highest (1)   Ratio (2)       Highest (3)
----  ----------  ----------------    -------------  --------------  ----------  ---------------------
BB&T Select Equity VIF
2010     190,884    8.78 to   9.21(5)     1,745,230  1.52% to 2.17%     1.27%      8.98%     to  10.24%
2009     221,514    8.05 to   8.35(5)     1,836,714  1.52% to 2.17%     1.00%     16.71%     to  23.46%(13)(6)
2008     271,911    6.96 to   7.16(5)     1,932,960  1.52% to 2.02%     1.57%    -38.91%     to -38.37%
2007     335,934   11.40 to  11.62(5)     3,879,807  1.52% to 2.02%     2.01%     -8.29%     to  -7.29%
2006     174,402   12.43 to  12.53(5)     2,174,000  1.52% to 2.02%     0.97%      6.89%(8)  to  19.45%
BB&T Special Opportunities Equity VIF
2010   1,035,403   14.60 to  15.03(5)    15,483,642  1.52% to 2.17%     0.06%     13.58%     to  14.48%
2009   1,117,946   12.85 to  13.12(5)    14,612,765  1.52% to 2.17%     0.00%     27.30%(13) to  41.37%(6)
2008     979,881    9.12 to   9.28(5)     9,070,268  1.52% to 2.02%     0.15%    -35.04%     to -34.71%(6)
2007     721,360   14.04 to  14.22(5)    10,239,903  1.52% to 2.02%     0.00%     10.96%     to  11.70%
2006     263,198   12.66 to  12.73(5)     3,349,682  1.52% to 2.02%     0.05%      8.33%(8)  to  22.83%
BB&T Total Return Bond VIF
2010     750,050   11.82 to  12.36(5)     9,243,994  1.52% to 2.17%     3.85%      5.35%     to   6.10%(6)
2009     813,916   11.22 to  11.65(5)     9,457,386  1.52% to 2.17%     4.02%      5.05%(13) to   6.93%(6)
2008     881,670   10.57 to  10.89(5)     9,579,684  1.52% to 2.02%     4.13%      1.12%     to   1.82%(6)
2007     786,205   10.45 to  10.70(5)     8,405,798  1.52% to 2.02%     4.13%      3.12%     to   4.86%
2006     300,793   10.13 to  10.20(5)     3,070,867  1.52% to 2.02%     4.03%      0.05%(8)  to   1.91%
MTB Managed Allocation Fund - Moderate Growth II
2010          39    9.69 to   9.77              375  1.52% to 1.77%     0.86%      8.51%     to   8.89%
2009          44    8.93 to   8.97              394  1.52% to 1.77%     0.00%     23.48%     to  23.73%
2008         234    7.23 to   7.25            1,697  1.52% to 1.77%     4.81%    -30.15%     to -29.81%
2007          20   10.30 to  10.38              207  1.52% to 1.77%     1.94%      3.05%(11) to   3.81%(11)
2006          --                --               --             --        --                        --
Franklin Income Securities Fund (Class 2)
2010   4,540,183   10.18 to  10.56(5)    47,357,563  1.15% to 2.30%     6.03%      9.89%     to  11.38%(6)
2009   2,198,185    9.26 to   9.48(5)    20,645,365  1.15% to 2.30%     7.12%     25.18%(13) to  34.05%(6)
2008   1,013,572    7.00 to   7.07(5)     7,131,063  1.15% to 2.05%     6.92%    -30.02%(12) to -29.30%(12)(6)
2007          --                --               --             --        --                        --
2006          --                --               --             --        --                        --
Franklin Templeton VIP Founding Funds Allocation Fund (Class 2)
2010   3,952,710    9.01 to   9.32(5)    36,380,043  1.15% to 2.30%     2.29%      7.43%     to   8.99%(6)
2009   3,482,506    8.39 to   8.56(5)    29,523,958  1.15% to 2.30%     2.86%     25.44%(13) to  28.76%(6)
2008   2,814,991    6.56 to   6.64       18,615,929  1.15% to 2.05%     4.22%    -34.40%(12) to -33.55%(12)(6)
2007          --                --               --             --        --                        --
2006          --                --               --             --        --                        --
Allocation Balanced Portfolio (Class 3)
2010   2,867,378   11.25 to  11.65(5)    32,841,923  1.15% to 2.30%     4.17%      5.65%(14) to   6.81%(14)(6)
2009          --                --               --             --        --                        --
2008          --                --               --             --        --                        --
2007          --                --               --             --        --                        --
2006          --                --               --             --        --                        --

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                   At December 31                              For the Year Ended December 31
---------------------------------------------------  -------------------------------------------------
                   Unit Fair Value                   Expense Ratio   Investment       Total Return
                      Lowest to         Net Assets       Lowest        Income          Lowest to
Year     Units     Highest ($)(4)           ($)      to Highest (1)   Ratio (2)       Highest (3)
----  ----------  ----------------    -------------  --------------  ----------  ---------------------
Allocation Growth Portfolio (Class 3)
2010     411,426   10.89 to  11.17(5)     4,539,712  1.30% to 2.30%     2.24%      8.15%(14) to   9.39%(14)(6)
2009          --                --               --             --        --                        --
2008          --                --               --             --        --                        --
2007          --                --               --             --        --                        --
2006          --                --               --             --        --                        --
Allocation Moderate Growth Portfolio (Class 3)
2010   4,992,596   10.92 to  11.34(5)    55,508,068  1.15% to 2.30%     3.21%      7.12%(14) to   8.38%(14)(6)
2009          --                --               --             --        --                        --
2008          --                --               --             --        --                        --
2007          --                --               --             --        --                        --
2006          --                --               --             --        --                        --
Allocation Moderate Portfolio (Class 3)
2010   3,880,104   11.18 to  11.62(5)    44,214,654  1.15% to 2.30%     3.88%      6.60%(14) to   7.77%(14)(6)
2009          --                --               --             --        --                        --
2008          --                --               --             --        --                        --
2007          --                --               --             --        --                        --
2006          --                --               --             --        --                        --
Real Return Portfolio (Class 3)
2010   7,405,888   11.20 to  11.62(5)    84,421,305  1.15% to 2.30%     2.25%      0.08%(14) to   1.23%(14)
2009          --                --               --             --        --                        --
2008          --                --               --             --        --                        --
2007          --                --               --             --        --                        --
2006          --                --               --             --        --                        --

(1) These amounts represent the annualized contract expenses of the variable account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolio have been excluded. For additional information on charges and deductions, see footnote 4.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying portfolio in which the variable account invests. The average net assets are calculated by adding ending net asset balances at the end of each month of the year and dividing it by the number of months that the portfolio had an ending asset balance during the year.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract total returns are not within the range presented due to a variable account being added to a product during the year.

(4) The unit fair value range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract unit values are not within the range presented due to differences in the unit fair value at the products launch date and other market conditions.

(5) Individual contract unit fair values are not all within the range presented due to differences in the unit fair value at a product's launch date and other market conditions.

(6) Individual contract total returns are not all within the total return range presented due to a variable account being added to a product during the year.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

(7) For the period from the effective date of September 5, 2006 to December 31, 2006.

(8) For the period from the effective date of September 29, 2006 to December 31, 2006.

(9)  For the period from the effective date of May 1, 2006 to December 31, 2006.

(10) For the period from the effective date of January 29, 2007 to December 31, 2007.

(11) For the period from the effective date of February 5, 2007 to December 31, 2007.

(12) For the period from the effective date of February 4, 2008 to December 31, 2008.

(13) For the period from the effective date of May 13, 2009 to December 31, 2009.

(14) For the period from the effective date of January 19, 2010 to December 31, 2010.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                 INDEX TO THE CONSOLIDATED FINANCIAL STATEMENTS

                                                                                                       Page
                                                                                                     Number(s)
                                                                                                     ---------
Report of Independent Registered Public Accounting Firm                                                     --

Consolidated Balance Sheets -- December 31, 2010 and 2009 (restated)                                    1 to 2

Consolidated Statements of Income (Loss) -- Years Ended December 31, 2010, 2009
  (restated) and 2008 (restated)                                                                             3

Consolidated Statements of Comprehensive Income (Loss) -- Years Ended December 31, 2010, 2009
  (restated) and 2008 (restated)                                                                             4

Consolidated Statements of Shareholder's Equity -- Years Ended December 31, 2010, 2009
  (restated) and 2008 (restated)                                                                             5

Consolidated Statements of Cash Flows -- Years Ended December 31, 2010, 2009
  (restated) and 2008 (restated)                                                                        6 to 7

Notes to Consolidated Financial Statements                                                             8 to 65

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of SunAmerica Annuity and Life Assurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income (loss), comprehensive income (loss), shareholder's equity and cash flows present fairly, in all material respects, the financial position of SunAmerica Annuity and Life Assurance Company, formerly known as AIG SunAmerica Life Assurance Company and subsidiaries (the "Company"), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2010 and 2009 (restated), and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 3 to the consolidated financial statements, the Company changed the manner in which it accounts for other-than-temporary impairments of fixed maturity securities as of April 1, 2009. Also, as of January 1, 2008, the Company adopted a new framework for measuring fair value.

As described in Note 2 to the consolidated financial statements, the Company restated its 2009 and 2008 consolidated financial statements.

/s/ PricewaterhouseCoopers LLP
Los Angeles, California
April 27, 2011

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS

                                                                 December 31,
                                                              -----------------
                                                                         2009
                                                                2010   Restated
                                                              -------  --------
                                                                (In millions)
ASSETS:
Investments:
 Fixed maturity securities, available for sale, at fair
   value (amortized cost:  2010 - $2,575; 2009 - $2,006)      $ 2,620  $  1,888
 Fixed maturity securities, trading, at fair value                 19        11
 Equity securities, available for sale, at fair value (cost:
   2009 - $1)                                                      --         1
 Mortgage and other loans receivable, (net of allowance:
   2010 - $21; 2009 - $7)                                         395       394
 Policy loans                                                     116       128
 Mutual funds                                                       1        18
 Partnerships                                                     194       173
 Derivative assets, at fair value                                 131       207
 Short-term investments (portion measured at fair value:
   2010 - $491; 2009 - $651)                                      706       784
                                                              -------  --------
Total investments                                               4,182     3,604

Cash                                                               76        62
Accrued investment income                                          37        35
Income taxes receivable from Parent                                38       291
Deferred policy acquisition costs                                 612       671
Deferred sales inducements                                        108       155
Deferred tax asset                                                  7       141
Amounts due from related parties                                   16        --
Receivable from brokers                                             1         1
Other assets                                                       71        57
Separate account assets, at fair value                         22,685    21,799
                                                              -------  --------
TOTAL ASSETS                                                  $27,833  $ 26,816
                                                              =======  ========

          See accompanying notes to consolidated financial statements.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEETS (Continued)

                                                                 December 31,
                                                              -----------------
                                                                         2009
                                                                2010   Restated
                                                              -------  --------
                                                                (In millions)
LIABILITIES AND SHAREHOLDER'S EQUITY:
Liabilities:
Policyholder contract deposits                                $ 3,645  $  3,717
Future policy benefits                                            370       424
Payable to brokers                                                  3        --
Amounts due to related parties                                     --        14
Derivative liabilities, at fair value                              --         7
Other liabilities                                                 220       159
Separate account liabilities                                   22,685    21,799
                                                              -------  --------
TOTAL LIABILITIES                                              26,923    26,120
                                                              -------  --------

SHAREHOLDER'S EQUITY:
 Common stock, $1,000 par value, 4,000 shares authorized,
   3,511 shares issued and outstanding                              4         4
 Additional paid-in capital                                     1,245     1,224
 Accumulated deficit                                             (372)     (461)
 Accumulated other comprehensive income (loss)                     33       (71)
                                                              -------  --------
TOTAL SHAREHOLDER'S EQUITY                                        910       696
                                                              -------  --------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                    $27,833  $ 26,816
                                                              =======  ========

          See accompanying notes to consolidated financial statements.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                    CONSOLIDATED STATEMENTS OF INCOME (LOSS)

                                                                       Years ended December 31,
                                                                    ------------------------------
                                                                                 2009       2008
                                                                     2010      Restated   Restated
                                                                    -------    --------   --------
                                                                            (In millions)
REVENUES:
 Fee income:
   Variable annuity fees, net of reinsurance                        $   470    $   424    $   525
   Asset management fees                                                 40         35         58
   Universal life insurance policy fees, net of reinsurance              25         28         30
   Surrender charges                                                     15         20         38
   Other fees                                                            13         11         13
                                                                    -------    -------    -------
 Total fee income                                                       563        518        664
 Net investment income                                                  206        208        182
 Net realized investment gains (losses):
   Total other-than-temporary impairment losses on available
     for sale securities                                                (54)      (159)      (642)
   Portion of impairment losses on fixed maturities, available
     for sale recognized in other comprehensive income (loss)           (15)        35         --
                                                                    -------    -------    -------
   Net other-than-temporary impairments on available for sale
     fixed maturity securities recognized in net income (loss)          (69)      (124)      (642)
   Other realized investment gains (losses)                             151        318       (920)
                                                                    -------    -------    -------
 Total net realized investment gain (loss)                               82        194     (1,562)
                                                                    -------    -------    -------
TOTAL REVENUES                                                          851        920       (716)
                                                                    -------    -------    -------

BENEFITS AND EXPENSES:
 Interest credited on policyholder contract deposits                    129        133        153
 Amortization of deferred sales inducements                              71        103         66
 Policyholder benefits                                                   32        196        402
 Amortization of deferred policy acquisition costs                      221        523        488
 General and administrative expenses, net of deferrals                  166        176        180
 Commissions, net of deferrals                                           88         75         95
                                                                    -------    -------    -------
TOTAL BENEFITS AND EXPENSES                                             707      1,206      1,384
                                                                    -------    -------    -------

INCOME (LOSS) BEFORE INCOME TAX EXPENSE (BENEFIT)                       144       (286)    (2,100)

INCOME TAX EXPENSE (BENEFIT)                                             55       (115)      (511)
                                                                    -------    -------    -------

NET INCOME (LOSS)                                                   $    89    $  (171)   $(1,589)
                                                                    =======    =======    =======

          See accompanying notes to consolidated financial statements.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

                                                                       Years ended December 31,
                                                                    ------------------------------
                                                                                 2009       2008
                                                                     2010      Restated   Restated
                                                                    -------    --------   --------
                                                                            (In millions)
NET INCOME (LOSS)                                                   $    89    $  (171)   $(1,589)
                                                                    -------    -------    -------

OTHER COMPREHENSIVE INCOME (LOSS):

 Net unrealized gains of fixed maturity investments on which
   other-than-temporary credit impairments were taken                   383      1,538        121
 Deferred income tax benefit (expense) on above changes                 (57)      (106)        68

 Net unrealized gains on all other invested assets arising
   during the period                                                     --          3        154
 Deferred income tax expense on above changes                            --         (1)       (57)

 Reclassification adjustment for net realized losses
   included in net income (loss)                                       (342)    (1,901)      (466)
 Deferred income tax benefit on above changes                           120        665        163

 Adjustment to deferred policy acquisition costs and
   deferred sales inducements                                            --         --         (3)
 Deferred income tax benefit on above changes                            --         --          1

 Foreign currency translation adjustments                                --          2         (6)
 Deferred income tax benefit (expense) on above changes                  --         (1)         2
                                                                    -------    -------    -------

OTHER COMPREHENSIVE INCOME (LOSS)                                       104        199        (23)
                                                                    -------    -------    -------

COMPREHENSIVE INCOME (LOSS)                                         $   193    $    28    $(1,612)
                                                                    =======    =======    =======

          See accompanying notes to consolidated financial statements.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                             Years ended December 31,
                                                          ------------------------------
                                                                       2009       2008
                                                           2010      Restated   Restated
                                                          -------    --------   --------
                                                                  (In millions)
COMMON STOCK:
   Balance at beginning and end of year                   $     4    $     4    $     4
                                                          -------    -------    -------

ADDITIONAL PAID-IN CAPITAL:
   Balance at beginning of year                             1,224      1,220        935
     Capital contribution from Parent (see Note 12)            21          4        285
                                                          -------    -------    -------
   Balance at end of year                                   1,245      1,224      1,220
                                                          -------    -------    -------

RETAINED EARNINGS (ACCUMULATED DEFICIT):
   Balance at beginning of year                              (461)      (466)     1,123
     Cumulative effect of accounting change, net of tax        --        176         --
                                                          -------    -------    -------
     Adjusted balance at beginning of year                   (461)      (290)     1,123
     Net income (loss)                                         89       (171)    (1,589)
                                                          -------    -------    -------
   Balance at end of year                                    (372)      (461)      (466)
                                                          -------    -------    -------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS):
   Balance at beginning of year                               (71)      (127)      (104)
     Cumulative effect of accounting change, net of tax        --       (143)        --
                                                          -------    -------    -------
     Adjusted balance at beginning of year                    (71)      (270)      (104)
     Other comprehensive income (loss)                        104        199        (23)
                                                          -------    -------    -------
   Balance at end of year                                      33        (71)      (127)
                                                          -------    -------    -------

TOTAL SHAREHOLDER'S EQUITY                                $   910    $   696    $   631
                                                          =======    =======    =======

          See accompanying notes to consolidated financial statements.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                         Years ended December 31,
                                                                      ------------------------------
                                                                                   2009       2008
                                                                       2010      Restated   Restated
                                                                      -------    --------   --------
                                                                              (In millions)
CASH FLOW FROM OPERATING ACTIVITIES
Net income (loss)                                                     $    89    $  (171)   $(1,589)
ADJUSTMENTS TO  RECONCILE  NET INCOME  (LOSS) TO NET CASH
   PROVIDED BY OPERATING ACTIVITIES:
   Interest credited on policyholder contract deposits                    129        133        153
   Net realized investment (gain) loss                                    (82)      (194)     1,562
   Amortization of deferred policy acquisition costs                      221        523        488
   Amortization of deferred sales inducements                              71        103         66
   Net (increase) decrease in partnerships attributable to equity
     accounting                                                           (25)       (37)        56
   Net unrealized (gain) loss on fixed maturity securities, trading        (8)        --          3
   Accretion of net discount on investments                                (7)        (8)        (7)
   Deferral of acquisition costs                                         (172)       (87)      (212)
   Provision for deferred income taxes (benefit)                           77        177       (618)
   Capitalized interest                                                    (9)        (9)       (10)
   Change in:
     Accrued investment income                                             (2)         4         13
     Income taxes receivable from/payable to Parent                       253       (370)        87
     Other assets                                                           5         (7)        14
     Due from/to related parties                                          (30)         6        (32)
     Future policy benefits                                               (54)        40        309
     Other liabilities                                                     19         21        (62)
     Other, net                                                            (9)        24        (24)
                                                                      -------    -------    -------
   NET CASH PROVIDED BY OPERATING ACTIVITIES                              466        148        197
                                                                      -------    -------    -------

CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of:
   Fixed maturity securities                                             (983)      (249)    (1,001)
   Mortgage and other loans receivable                                    (60)       (19)        (6)
   Partnerships                                                            --         --        (16)
   Derivatives                                                           (150)      (949)      (319)
Sales of:
   Fixed maturity securities                                              233        205      1,653
   Equity securities                                                        1         --         --
   Partnerships                                                             1          7         65
   Derivatives                                                             76        255        919
   Other investments, excluding short-term investments                     18         (2)        22
Redemptions and maturities of:
   Fixed maturity securities                                              128        302        474
   Mortgage and other loans receivable                                     46         47         29
Policy loans issued                                                        (9)        (9)       (19)
Payments received on policy loans                                          30         41         30
Decrease in securities lending invested collateral                         --         --      1,730
Net change in short-term investments                                       78        623     (1,092)
                                                                      -------    -------    -------
   NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES                $  (591)   $   252    $ 2,469
                                                                      -------    -------    -------

          See accompanying notes to consolidated financial statements.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                CONSOLIDATED STATEMENTS OF CASH FLOWS (Continued)

                                                                         Years ended December 31,
                                                                      ------------------------------
                                                                                   2009       2008
                                                                       2010      Restated   Restated
                                                                      -------    --------   --------
                                                                              (In millions)
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account deposits                                         $   850    $   354    $ 1,611
Net exchanges from the fixed accounts of variable annuity contracts      (212)      (201)    (1,462)
Policyholder  account withdrawals                                        (346)      (475)      (580)
Claims and annuity payments, net of reinsurance, on policyholder
   contracts                                                             (184)      (181)      (206)
Decrease in securities lending payable                                     --         --     (2,197)
Capital contribution                                                       31         --        284
                                                                      -------    -------    -------
   NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES                    139       (503)    (2,550)
                                                                      -------    -------    -------
INCREASE (DECREASE) IN CASH                                                14       (103)       116
CASH AT BEGINNING OF PERIOD                                                62        165         49
                                                                      -------    -------    -------
CASH AT END OF PERIOD                                                 $    76    $    62    $   165
                                                                      =======    =======    =======

SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes received from (paid to) Parent                           $   275    $   (78)   $    21
                                                                      =======    =======    =======

Non-cash activity:
   Bonus interest and other deferrals credited to policyholder
     contract deposits                                                $    14    $    11    $    45
                                                                      =======    =======    =======
   Investment in fixed maturity securities, trading                        --         --        (15)
                                                                      =======    =======    =======
   Capital contribution of fixed and other assets and assumption of
     liabilities                                                          (10)         4         --
                                                                      =======    =======    =======
   Capital contribution of partnerships                                    --         --          1
                                                                      =======    =======    =======

          See accompanying notes to consolidated financial statements.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

SunAmerica Annuity and Life Assurance Company, formerly known as AIG SunAmerica Life Assurance Company (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of SAFG Retirement Services, Inc. ("SAFGRS"), a wholly owned subsidiary of American International Group, Inc. ("American International Group").

The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuity contracts for use within retirement savings and income market. The Company owns 100 percent of the outstanding capital stock of its consolidated subsidiary, SunAmerica Asset Management Corp. ("SAAMCo") which in turn has two wholly owned subsidiaries: SunAmerica Capital Services, Inc. ("SACS") and SunAmerica Fund Services, Inc. ("SFS").

SAAMCo and its wholly owned distributor, SACS, and its wholly owned servicing agent, SFS, represent the Company's asset management operations. These companies earn fee income by managing, distributing and administering a diversified family of mutual funds, and variable annuity subaccounts offered within the Company's variable annuity products, distributing their retail mutual funds and providing professional management of individual, corporate and pension plan portfolios.

The operations of the Company are influenced by many factors, including general economic conditions, the financial condition of American International Group, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company is also exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the variable annuity products, as well as reduced fee income in the case of assets held in the separate accounts. These guaranteed benefits are sensitive to equity market conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets. The Company has treaties to reinsure a majority of the guaranteed minimum income benefits and a small portion of the guaranteed death benefits for equity and mortality risk on its variable annuity contracts. Such risk mitigation may or may not reduce the volatility of net income resulting from equity market volatility. Although management expects to be able to achieve its plans, no assurance can be given that one or more of the risks described above will not result in material adverse effects on the Company's financial position, results of operations and/or statutory capital.

Products for the annuity operations and asset management operations are marketed through affiliated and non-affiliated independent broker-dealers, full-service securities firms and financial institutions. From time to time, certain non-affiliated distribution firms may represent a 10 percent or greater concentration of premiums received. In each of the years ended December 31, 2010, 2009 and 2008, a different non-affiliated selling organization in the annuity operations represented 19 percent, 16 percent and 31 percent of premiums received, respectively. With respect to the annuity operations, no other non-affiliated selling organization was responsible for 10 percent or more of premiums received for any such period. One non-affiliated selling organization in the asset management operations represented 21 percent of deposits in 2010. Two non-affiliated selling organizations in the asset management operations represented 16 percent and 11 percent of sales in 2009 and one non-affiliated selling organization represented 16 percent of sales in 2008. With respect to the asset management operations, no other non-affiliated selling organization was responsible for 10 percent or more of sales for any such period.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

In connection with a review of the Company's model in accounting for the deferred policy acquisition cost ("DAC") impact of host contract accretion, the Company determined it was necessary to restate its consolidated financial statements for the years ended December 31, 2009 and 2008.

The restatement was related to the correction of an error in calculating the amount bifurcated from the host contracts to reflect the fair value of the embedded derivatives, which are the guaranteed living benefit features offered on many of our variable annuity products. The previous model did not fully incorporate the valuation differential upon issues of new policies with the guaranteed living benefits on the balance sheet subsequent to the adoption of the standard for fair value measurements.

The correction of the error is reflected in the following table. The restated financial statements correct for these errors. The related tax effect is calculated at 35%.

                                                 Previously                    As
                                                  Reported    Adjustments   Restated
                                                 ----------   -----------   --------
                                                             (In millions)
2009 Consolidated Balance Sheet:

   Deferred policy acquisition costs             $     653    $       18    $    671
   Deferred sales inducements                          115            40         155
   Deferred tax asset                                  162           (21)        141
   Total assets                                     26,779            37      26,816
   Total shareholder's equity                          659            37         696

2009 Consolidated Statement of Income (Loss):

   Amortization of deferred sales inducements    $      91    $       12    $    103
   Amortization of deferred policy acquisition
     costs                                             538           (15)        523
   Income tax expense (benefit)                       (116)            1        (115)
   Net income (loss)                                  (173)            2        (171)

2008 Consolidated Statement of Income (Loss):

   Amortization of deferred sales inducements    $      85    $      (19)   $     66
   Amortization of deferred policy acquisition
     costs                                             524           (36)        488
   Income tax expense (benefit)                       (531)           20        (511)
   Net income (loss)                                (1,624)           35      (1,589)

2009 Consolidated Statement of Shareholder's
   Equity:

   Retained earnings (Accumulated deficit):
     Adjusted balance at beginning of year       $    (325)   $       35    $   (290)
     Net income (loss)                                (173)            2        (171)
     Balance at end of year                           (498)           37        (461)

2008 Consolidated Statement of Shareholder's
   Equity:

   Retained earnings (Accumulated deficit):
     Net income (loss)                           $ (1,624)    $       35    $ (1,589)
     Balance at end of year                          (501)            35        (466)

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

3.1 PREPARATION OF FINANCIAL STATEMENTS

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany accounts and transactions are eliminated in consolidation. Certain reclassifications and format changes have been made to prior period amounts to conform to the current period presentation.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods.

The Company considers its most critical accounting estimates to be those with respect to recoverability of deferred income tax assets, policyholder contract deposits, future policy benefits, estimated gross profits for investment-oriented products, recoverability of DAC, fair value measurements of certain assets and liabilities, and other-than-temporary impairments in the value of investments. These estimates, by their nature, are based on judgment and current facts and circumstances. Therefore, actual results could differ from these estimates, possibly in the near term, and could have a material effect on the Company's consolidated financial statements.

3.2 INSURANCE CONTRACTS

The insurance contracts accounted for in these consolidated financial statements include primarily long-duration contracts. Long-duration contracts include investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period.

3.3 INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

Fixed maturity and equity securities classified as available for sale are recorded at fair value. Unrealized gains and losses, net of deferred taxes and amortization of deferred policy acquisition costs and deferred sales inducements, are recorded as a separate component of accumulated other comprehensive income (loss), within shareholder's equity. Realized gains and losses on the sale of investments are recognized in earnings at the date of sale and are determined by using the specific cost identification method.

Interest on fixed maturity securities is recorded as income when earned and is adjusted for any amortization of premium or accretion of discount. Premiums and discounts arising from the purchase of bonds classified as available for sale are treated as yield adjustments over their estimated lives, until maturity, or call date, if applicable. Dividend income on equity securities is generally recognized as income on the ex-dividend date.

Fixed maturity securities classified as trading securities are carried at fair value. Trading securities include the Company's economic interest in Maiden Lane II LLC ("ML II"). See Note 7 for discussion of ML II. Realized and unrealized gains and losses on trading securities are reported in net investment income.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.3 INVESTMENTS (CONTINUED)

IMPAIRMENT POLICIES

On April 1, 2009, the Company adopted prospectively a new accounting standard addressing the evaluation of fixed maturity securities for other-than-temporary impairments. This standard significantly altered the Company's policies and procedures for determining impairment charges recognized through earnings. The standard requires a company to recognize the credit component (a credit impairment) of an other-than-temporary impairment of a fixed maturity security in earnings and the non-credit component in accumulated other comprehensive income (loss) when the company does not intend to sell the security or it is more likely than not that the company will not be required to sell the security prior to recovery. The standard also changed the threshold for determining when an other-than-temporary impairment has occurred on a fixed maturity security with respect to intent and ability to hold the security until recovery and requires additional disclosures. A credit impairment, which is recognized in earnings when it occurs, is the difference between the amortized cost of the fixed maturity security and the estimated present value of cash flows expected to be collected ("recovery value"), as determined by management. The difference between fair value and amortized cost that is not related to a credit impairment is recognized as a separate component of accumulated other comprehensive income
(loss). The Company refers to both credit impairments and non-credit impairments recognized as a result of intent to sell as "impairment charges." The impairment model for equity securities was not affected by the standard.

IMPAIRMENT POLICY - FIXED MATURITY SECURITIES - EFFECTIVE APRIL 1, 2009 AND THEREAFTER

If the Company intends to sell a fixed maturity security or it is more likely than not that the Company will be required to sell a fixed maturity security before recovery of its amortized cost basis and the fair value of the security is below amortized cost, an other-than-temporary impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to earnings.

For all other fixed maturity securities for which a credit impairment has occurred, the amortized cost is written down to the estimated recovery value with a corresponding charge to earnings. Changes in fair value compared to recovery value, if any, are charged to unrealized appreciation (depreciation) of fixed maturity investments on which other-than-temporary credit impairments are taken (a component of accumulated other comprehensive income (loss)).

When assessing the Company's intent to sell a fixed maturity security, or if it is more likely than not that the Company will be required to sell a fixed maturity security before recovery of its amortized cost basis, management evaluates relevant facts and circumstances including, but not limited to, decisions to reposition the Company's investment portfolio, sales of securities to meet cash flow needs and sales of securities to capitalize on favorable pricing.

The Company considers severe price declines and the duration of such price declines in its assessment of potential credit impairments. The Company also modifies its modeled outputs for certain securities when it determines that price declines are indicative of factors not comprehended by the cash flow models.

In periods subsequent to the recognition of an other-than-temporary impairment charge for available for sale fixed maturity securities that are not foreign exchange related, the Company generally prospectively accretes into income the difference between the new amortized cost and the expected undiscounted recovery value over the remaining expected holding period of the security.

In assessing whether a credit impairment has occurred for a structured fixed maturity security (e.g. Residential Mortgage Backed Securities ("RMBS"), Commercial Mortgage Backed Securities ("CMBS"), Collateralized Debt Obligations ("CDO") and Asset Backed Securities ("ABS")), the Company performs evaluations of expected future cash flows. Certain critical assumptions are made with respect to the performance of these securities.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.3 INVESTMENTS (CONTINUED)

When estimating future cash flows for a structured fixed maturity security (e.g. RMBS, CMBS, CDO and ABS) management considers historical performance of underlying assets and available market information as well as bond-specific structural considerations, such as credit enhancement and priority of payment structure of the security.

In addition, the process of estimating future cash flows includes, but is not limited to, the following critical inputs, which vary by asset class:

      -     Current delinquency rates;

      -     Expected default rates and timing of such defaults;

      -     Loss severity and timing of any such recovery;

      -     Expected prepayment speeds; and

      -     Ratings of securities underlying structured products.

For corporate, municipal and sovereign fixed maturity securities determined to be credit impaired, management considers the fair value as the recovery value when available information does not indicate that another value is more relevant or reliable. When management identifies information that supports a recovery value other than the fair value, the determination of a recovery value considers scenarios specific to the issuer and the security, and may be based upon estimates of outcomes of corporate restructurings, political and macro economic factors, stability and financial strength of the issuer, the value of any secondary sources of repayment and the disposition of assets.

IMPAIRMENT POLICY - EQUITY SECURITIES

The impairment model for equity securities and other cost and equity method investments was not affected by the adoption of the accounting standard related to other-than-temporary impairments in the second quarter of 2009. The Company continues to evaluate its available for sale equity securities, equity method and cost method investments for impairment by considering such securities candidates for other-than-temporary impairment if they meet any of the following criteria:

      - The security has traded at a significant (25 percent or more) discount to cost for an extended period of time (nine consecutive months or longer);

      - A discrete credit event has occurred resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

      - The Company has concluded that it may not realize a full recovery on its investment, regardless of the occurrence of one of the foregoing events.

The determination that an equity security is other-than-temporarily impaired requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. The above criteria also consider circumstances of a rapid and severe market valuation decline in which the Company could not reasonably assert that the impairment period would be temporary ("severity losses").

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.3 INVESTMENTS (CONTINUED)

IMPAIRMENT POLICY - PARTNERSHIPS

The Company's investments in partnerships are evaluated for impairment consistent with the evaluation of equity securities for impairments as discussed above. Such evaluation considers market conditions, events and volatility that may impact the recoverability of the underlying investments within these investment partnerships and is based on the nature of the underlying investments and specific inherent risks. Such risks may evolve based on the nature of the underlying investments.

IMPAIRMENT POLICY - FIXED MATURITY SECURITIES - PRIOR TO APRIL 1, 2009

In all periods prior to April 1, 2009, the Company assessed its ability to hold any fixed maturity available for sale security in an unrealized loss position to its recovery at each balance sheet date. The decision to sell any such fixed maturity security classified as available for sale reflected the judgment of the Company's management that the security sold was unlikely to provide, on a relative value basis, as attractive a return in the future as alternative securities entailing comparable risks. With respect to distressed securities, the sale decision reflected management's judgment that the risk-adjusted ultimate recovery was less than the value achievable on sale.

In those periods, the Company evaluated its fixed maturity securities for other-than-temporary impairments with respect to valuation as well as credit.

After a fixed maturity security had been identified as other-than-temporarily impaired, the amount of such impairment was determined as the difference between fair value and amortized cost and the entire amount was recorded as a charge to earnings.

MORTGAGE AND OTHER LOANS RECEIVABLE

Mortgage and other loans receivable includes mortgage loans on real estate, collateral, commercial and guaranteed loans. Mortgage and other loans are classified as loans held for investment.

Loans classified as "held for investment" are those that the Company has the intent and ability to hold for the foreseeable future, or until maturity or payoff. Mortgage loans held for investment are carried at unpaid principal balances less valuation allowances and deferred fees or expenses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on such loans is accrued as earned. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income in the consolidated statements of income (loss). Non-refundable loan origination fees and certain incremental direct origination costs are offset and the resulting net amount is deferred and amortized in net investment income over the life of the related loan as an adjustment of the loan's yield. Loan commitment fees are generally deferred and recognized in net investment income as an adjustment of yield over the related life of the loan or upon expiration of the commitment if the commitment expires unexercised.

Impairment of mortgage and other loans receivable is based on certain risk factors, including past due status. For commercial mortgages in particular, risk factors evaluated in monitoring credit quality also include debt service overage ratio, loan-to-value or the ratio of the loan balance to the estimated value of the property, property occupancy, profile of the borrower and major property tenants, economic trends in the market where the property is located, and condition of the property. Mortgage and other loans receivable are considered impaired when collection of all amounts due under contractual terms is not probable. This impairment is generally measured based on the present value of expected future cash flows discounted at the loan's effective interest rate subject to the fair value of underlying collateral. Interest income on such impaired loans is recognized as cash is received.

POLICY LOANS

Policy loans are carried at unpaid principal amount. There is no allowance for policy loans because these loans are fully collateralized by the cash surrender value of the policy.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.3 INVESTMENTS (CONTINUED)

MUTUAL FUNDS

Mutual funds consist of seed money for mutual funds and investments in retail mutual funds used as investment vehicles for the Company's variable annuity separate accounts and are carried at market value.

PARTNERSHIPS

Partnerships in which the Company holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of accumulated other comprehensive income (loss). With respect to partnerships in which the Company holds in the aggregate a five percent or greater interest, or less than a five percent interest but the Company has more than a minor influence over the operations of the investee, the Company's carrying value is its share of the net asset value. The changes in such net asset values, accounted for under the equity method are recorded in net investment income. In applying the equity method of accounting, the Company consistently uses the most recently available financial information provided by the general partners or manager of each of these investments, which is generally one to three months prior to the end of the Company's reporting period. The financial statements of these investees are generally audited on an annual basis.

The Company's investment partnerships are evaluated for impairment consistent with the evaluation of equity securities for impairments as discussed above. Such evaluation considers market conditions, events and volatility that may impact the recoverability of the underlying investments within these investment partnerships and is based on the nature of the underlying investments and specific inherent risks. Such risks may evolve based on the nature of the underlying investments.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company takes positions from time to time in certain derivative financial instruments in order to mitigate or hedge the impact of changes in interest rates and equity markets on cash flows from investment income, policyholder liabilities and equity. Financial instruments used by the Company for such purposes include interest rate swaps, index options (long and short positions) and futures contracts (short positions on U.S. treasury notes and U.S. long bonds). The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor a trader in derivative instruments. See Note 6 for additional discussion of derivatives.

The Company issues or has issued certain variable annuity products that offer optional guaranteed minimum account value ("GMAV") and guaranteed minimum withdrawal benefit ("GMWB") living benefits. The GMAV and GMWB are considered embedded derivatives that are required to be bifurcated from the host contract and carried at fair value. See Notes 3.8 and 9 for further discussion of GMAV and GMWB. The Company hedges a portion of the risk associated with these guarantees by utilizing both exchange traded and over-the-counter options and exchange traded futures. Exchange traded options and futures are marked to market using observable market quotes while over-the-counter options are marked to market through matrix pricing that utilizes observable market inputs.

The Company believes its hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting. The reserves for GMAV and GMWB embedded derivatives are included in policyholder contract deposits and the options are reported in derivative assets or derivative liabilities in the consolidated balance sheets. Changes in the fair value of derivatives are reported as part of net realized investment gain (loss) in the consolidated statements of income (loss).

SHORT-TERM INVESTMENTS

Short-term investments consist of interest-bearing cash equivalents, time deposits, U.S. Treasury Bills and investments with original maturities within one year from the date of purchase, such as commercial paper.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.4 CASH

Cash represents cash on hand and non-interest bearing demand deposits.

3.5 DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

Policy acquisition costs represent those costs, including commissions and certain marketing expenses that vary with and are primarily related to the acquisition of new business. Policy acquisition costs related to investment-type products are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the contracts. Estimated gross profits are composed of net interest income, net realized investment gains and losses, fees, surrender charges, expenses, and mortality and morbidity gains and losses. The Company uses a "reversion to the mean" methodology which allows the Company to maintain its long-term assumptions, while also giving consideration to the effect of deviations from these assumptions occurring in the current period. A DAC unlocking is performed when management determines that key assumptions (e.g. market return, surrender rates, etc.) should be modified. The DAC asset is recalculated using the new assumptions. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry. Any resulting adjustment is included in earnings as an adjustment to DAC. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts.

DAC for investment-type products is also adjusted with respect to estimated gross profits as a result of changes in the net unrealized gains or losses on fixed maturity securities and equity securities available for sale. Because fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity securities and equity securities available for sale that is credited or charged directly to accumulated other comprehensive income (loss).

The Company offers sales inducements, which include enhanced crediting rates or bonus payments to contract holders on certain annuity products. Sales inducements provided to the contract holders are primarily reflected in separate account liabilities in the consolidated balance sheet. The cost of sales inducements is deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, these bonus amounts must be explicitly identified in the contract at inception, and the Company must demonstrate that such amounts are incremental to amounts the Company credits on similar contracts without these bonus amounts, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period.

The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature (collectively, "Distribution Fee Revenue"). The Company amortizes these deferred distribution costs on a straight-line basis, adjusted for redemptions, over a period ranging from one year to eight years depending on share class. Amortization of these deferred distribution costs is increased if at any reporting period the value of the deferred amount exceeds the projected Distribution Fee Revenue. The projected Distribution Fee Revenue is impacted by estimated future withdrawal rates and the rates of market return. Management uses historical activity to estimate future withdrawal rates and average annual performance of the equity markets to estimate the rates of market return.

3.6 GOODWILL

In 2008, the Company recorded a goodwill impairment charge of $4.6 million within the insurance operations and $9.5 million regarding the asset management operations which were primarily attributable to a decline in the estimated fair value of the operations due to the uncertain economic environment during the fourth quarter of that year.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.7 SEPARATE ACCOUNT ASSETS AND LIABILITIES

The Company issues variable annuities for which the investment risk is generally borne by the contract holder, except with respect to amounts invested in the fixed-rate account options. The assets and liabilities resulting from the receipt of variable annuity premiums are segregated in separate accounts. The assets supporting the variable portion of variable annuities are carried at fair value and reported as separate account assets with an equivalent liability, in the consolidated balance sheet. Investment income, realized investment gains (losses), and policyholder account premiums received and withdrawals related to separate accounts are excluded from the consolidated statements of income
(loss), comprehensive income (loss), and cash flows. Amounts assessed against the contract holders for mortality, administrative, other services and certain features are included in variable annuity fees in the consolidated statements of income (loss).

3.8 POLICYHOLDER CONTRACT DEPOSITS

Policyholder contract deposits are recorded at accumulated value (premiums received and net transfers from separate accounts, plus accrued interest, less withdrawals and assessed fees). They are not reflected as revenues in the Company's consolidated statements of income (loss), as they are recorded directly to contract holder liabilities upon receipt. Policyholder contract deposits also include the Company's liabilities for GMWB and GMAV, accounted for as embedded derivatives at fair value. The changes in fair value of the liability for GMWB and GMAV are reported in net realized investment loss in the consolidated statements of income (loss).

GMWB is a feature the Company began offering on certain variable annuity products in May of 2004. If available and elected by the contract holder at the time of contract issuance and subject to the specific provisions of the feature elected, this feature can provide a guaranteed annual withdrawal stream either for a specified period of time or for life, regardless of market performance. The amount of the guaranteed withdrawal stream is based off of a guaranteed benefit base, the amount of which is determined by the specific feature elected. The Company bears the risk that protracted under-performance of the financial markets and /or greater than expected longevity could result in GMWB benefits being higher than the underlying contract holder account balances and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

GMAV is a feature that was offered on certain variable annuity products from the third quarter of 2002 to May 2009. If available and elected by the contract holder at the time of contract issuance, this feature guarantees that the account value under the contract will at least equal the amount of premiums invested during the first ninety days of the contract, adjusted for any subsequent withdrawals, at the end of a ten-year waiting period. The Company bears the risk that protracted under-performance of the financial markets could result in GMAV benefits being higher than the underlying contract holder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

The fair value of the liabilities for GMWB and GMAV requires significant management estimates and is based on the present value of expected benefits to be paid less the present value of fee income associated with the guarantees. The fair value estimate of the GMWB and GMAV guarantees include unobservable inputs such as management's estimate of contract holder behavior as well as such observable inputs as swap curves and market calibrated implied volatility. The valuation technique used to measure the fair value of embedded derivatives was modified during 2008, primarily with respect to the development of long-dated equity volatility assumptions and the discount rates applied to certain projected benefit payments. The valuation technique was also modified during 2010, primarily with respect to the discount rates applied to certain projected benefits payments. The changes in fair value of the liability for GMWB and GMAV are reported in net realized investment gain (loss) in the consolidated statements of income (loss). See Note 4.1 for further discussion of GMWB and GMAV.

3.9 FUTURE POLICY BENEFITS

Future policy benefits include the Company's liabilities for guaranteed minimum death benefits ("GMDB") and guaranteed minimum income benefits ("GMIB").

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.9 FUTURE POLICY BENEFITS (CONTINUED)

A GMDB feature is issued on substantially all of the Company's variable annuity products. This feature provides that, upon the death of a contract holder, the contract holder's beneficiary will receive the greater of (i) the contract holder's account value, or (ii) a guaranteed minimum death benefit that varies by product and type of benefit elected by the contract holder. The Company bears the risk that death claims may exceed contract holder account balances, and that the fees collected under the contract and reinsurance recoveries, if any, are insufficient to cover the costs of the benefit to be provided.

Earnings enhancement benefits ("EEB") is a feature the Company has offered on certain variable annuity products. For contract holders who elect the feature, the EEB provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums. The Company bears the risk that account values following favorable performance of the financial markets will result in greater EEB death claims and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

GMIB is a feature the Company offered on certain variable annuity products from 1998 to 2004. If included in the contract, GMIB provides a minimum fixed annuity payment guarantee after a specified waiting period. The Company bears the risk that the performance of the financial markets will not be sufficient for accumulated contract holder account balances to support GMIB benefits and that the fees collected under the contract and reinsurance recoveries, if any, are insufficient to cover the costs of the benefit to be provided.

The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The EEB liability is determined each period end by estimating the expected value of the EEB and recognizing it ratably over the accumulation period based on total expected assessments. The GMIB liability is determined each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the GMDB, EEB and GMIB liability balances, with a related charge or credit to Policyholder benefits if actual experience or other evidence suggests that earlier assumptions should be revised.

3.10      NET INVESTMENT INCOME

Net investment income represents income primarily from the following sources in the Company's operations:

      - Interest income and related expenses, including amortization of premiums and accretion of discounts on bonds with changes in the timing and the amount of expected principal and interest cash flows reflected in the yield, as applicable.

      - Dividend income and distributions from common and preferred stock and other investments when receivable.

      - Realized and unrealized gains and losses from investments in trading securities accounted for at fair value.

      - Earnings from partnership investments accounted for under the equity method.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.11 NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized investment gains and losses are determined by specific identification. The net realized investment gains and losses are generated primarily from the following sources:

      - Sales of fixed maturity and equity securities (except trading securities accounted for at fair value), securities lending invested collateral, investments in limited partnerships and other types of investments.

      - Reductions to the cost basis of fixed maturity and equity securities (except trading securities accounted for at fair value) and other types of invested assets for other-than-temporary impairments.

      -     Changes in fair value of derivative assets and liabilities.

      - Exchange gains and losses resulting from remeasurement of foreign exchange transactions.

3.12 FEE INCOME

Fee income includes variable annuity fees, asset management fees, universal life insurance fees and surrender charges. Variable annuity fees are generally based on the market value of assets in the separate accounts supporting the variable annuity contracts. Fees for certain guarantees included in variable annuity fees are based on the amount used for determining the related guaranteed benefit (for example, a benefit base for a GMWB feature). Asset management fees include investment advisory fees and 12b-1 distribution fees and are based on the market value of assets managed in mutual funds and variable annuity portfolios by SAAMCo. Universal life insurance policy fees consist of mortality charges, up-front fees earned on premiums received and administrative fees, net of reinsurance premiums. Surrender charges are assessed on withdrawals occurring during the surrender charge period. All fee income is recorded as income when earned.

3.13 INCOME TAXES

Deferred income tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in earnings in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in earnings.

3.14 SECURITIES LENDING COLLATERAL AND SECURITIES LENDING PAYABLE

Prior to December 31, 2008, securities lending collateral was invested in interest-bearing cash equivalents and fixed maturity securities, primarily floating-rate bonds. Securities lending collateral investments in fixed maturity securities were carried at fair value and accounted for in a manner consistent with other available for sale fixed maturity securities, and were evaluated for other-than-temporary impairment by applying the same criteria used for other fixed maturity securities. The Company's allocated portion of income earned on the invested collateral, net of interest repaid to the borrowers under the securities lending agreements and the related management fees paid to administer the program, was recorded as investment income in the consolidated statements of income (loss). The Company's allocated portion of any realized investment losses on the invested collateral was recorded in the consolidated statement of income
(loss). The Company generally obtained and maintained cash collateral from securities borrowers at current market levels for the securities lent. During the fourth quarter of 2008, in connection with certain securities lending transactions, the Company met the requirements for sale accounting because collateral received from the counterparties was insufficient to fund substantially all of the cost of purchasing replacement assets. Accordingly, the Company accounted for such lending transactions as sales combined with forward purchase commitments, rather than as secured borrowings.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.14 SECURITIES LENDING COLLATERAL AND SECURITIES LENDING PAYABLE (CONTINUED)

Since the Company terminated its securities lending activities on December 12, 2008, there were no securities subject to securities lending agreements on the consolidated balance sheets at December 31, 2010 or 2009 (see Note 7 for additional information).

3.15 ACCOUNTING CHANGES

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2008:

FAIR VALUE MEASUREMENTS

In September 2006, the Financial Accounting Standards Board ("FASB") issued an accounting standard that defined fair value, established a framework for measuring fair value and expands disclosure requirements regarding fair value measurements but did not change existing guidance about whether an asset or liability is carried at fair value. The standard also clarifies that an issuer's credit standing should be considered when measuring liabilities at fair value. The Company adopted the standard on January 1, 2008, its required effective date. The cumulative effect, net of taxes, of adopting the standard was a decrease in net income of $56.0 million, primarily due to the inclusion of explicit risk margins, where appropriate. See Note 4 for additional disclosures.

FAIR VALUE OPTION

In February 2007, the FASB issued an accounting standard that permits entities to choose to measure at fair value many financial instruments and certain other items that are not currently required to be measured at fair value. Subsequent changes in fair value for designated items are required to be reported in earnings. The standard also establishes presentation and disclosure requirements for similar types of assets and liabilities measured at fair value. The standard permits the fair value option election on an instrument-by-instrument basis for eligible items existing at the adoption date and at initial recognition of an asset or liability, or upon most events that gives rise to a new basis of accounting for that instrument. The Company adopted the standard on January 1, 2008, its required effective date. The Company did not make any fair value measurement elections upon initial adoption of the standard.

FAIR VALUE OF FINANCIAL ASSETS IN INACTIVE MARKETS

In October 2008, the FASB issued an accounting standard that provides guidance clarifying certain aspects with respect to the fair value measurements of a security when the market for that security is inactive. The Company adopted this guidance in the third quarter of 2008. The effects of adopting this standard on the Company's consolidated financial condition and results of operations were not material.

AMENDMENT TO IMPAIRMENT GUIDANCE

In January 2009, the FASB issued an accounting standard that amends the impairment guidance on recognition of interest income and impairment on purchased beneficial interests and beneficial interests that continue to be held by a transferor in securitized financial assets to achieve more consistent determination of whether an other-than-temporary impairment has occurred. The standard also retains and emphasizes the objective of an other-than-temporary impairment assessment and the related disclosure requirements related to the accounting for certain investments in fixed maturity and equity securities and other related guidance. The Company adopted this guidance effective in the fourth quarter of 2008. The effects of adopting the standard on the Company's consolidated financial condition, results of operations and cash flows were not material.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.15 ACCOUNTING CHANGES (CONTINUED)

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2009:

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

In March 2008, the FASB issued an accounting standard that requires enhanced disclosures about (i) how and why the Company uses derivative instruments, (ii) how derivative instruments and related hedged items are accounted for and (iii) how derivative instruments and related hedged items affect the Company's consolidated financial condition, results of operations, and cash flows. The Company adopted the standard on January 1, 2009. See Note 6 for related disclosures.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS

In April 2009, the FASB issued an accounting standard that requires a company to recognize the credit component of an other-than-temporary impairment of a fixed maturity security in earnings and the non-credit component in accumulated other comprehensive income (loss) when the company does not intend to sell the security or it is more likely than not that the company will not be required to sell the security prior to recovery. The standard also changed the threshold for determining when an other-than-temporary impairment has occurred on a fixed maturity security with respect to intent and ability to hold until recovery. The standard does not change the recognition of other-than-temporary impairment for equity securities. The standard requires additional disclosures in interim and annual reporting periods for fixed maturity and equity securities. See Note 5 herein for the expanded disclosures.

The Company adopted this standard on April 1, 2009 and recorded an after-tax cumulative effect adjustment to increase shareholder's equity by $33.3 million as of April 1, 2009, consisting of a decrease in accumulated deficit of $175.9 million and an increase to accumulated other comprehensive loss of $142.6 million, net of tax. The net increase in the Company's shareholder's equity was due to a reversal of a portion of the deferred tax asset valuation allowance for certain non-credit impairment charges directly attributable to the change in accounting principle (see Note 12). The cumulative effect adjustment resulted in an increase of $221.2 million in the amortized cost of fixed maturity securities, which has the effect of significantly reducing the accretion of investment income over the remaining life of the underlying securities, beginning in the second quarter of 2009. The effect of the reduced investment income was offset, in part, by a decrease in the amortization of DAC and deferred sales inducements.

This standard has reduced the level of other-than-temporary impairment charges recorded in earnings for fixed maturity securities due to the following required changes in the Company's accounting policy for other-than-temporary impairments:

      - Impairment charges for non-credit (e.g., severity) losses are no longer recognized;

      - The amortized cost basis of credit impaired securities will be written down through a charge to earnings to the present value of expected cash flows, rather than to fair value; and

      - For fixed maturity securities that are not deemed to be credit-impaired, the Company is no longer required to assert that it has the intent and ability to hold such securities to recovery to avoid an other-than-temporary impairment charge. Instead, an impairment charge through earnings is required only in situations where the Company has the intent to sell the fixed maturity security or it is more likely than not that the Company will be required to sell the security prior to recovery.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.15 ACCOUNTING CHANGES (CONTINUED)

The following table presents the components of the change in the Company's shareholder's equity at April 1, 2009 due to the adoption of this accounting standard for other-than-temporary impairments:

                                                                         (Increase)
                                                                         Decrease to
                                                          (Increase)    Accumulated     Net Increase
                                                         Decrease to       Other       (Decrease) in
                                                         Accumulated   Comprehensive   Shareholder's
                                                           Deficit          Loss           Equity
                                                         -----------   -------------   -------------
                                                                       (In millions)
Net effect of the increase in amortized cost of
   available for sale fixed maturity securities          $      221    $        (221)  $          --
Net effect of DAC and deferred sales inducements                (41)              --             (41)
Net effect on deferred income tax asset                          (4)              78              74
                                                         ----------    -------------   -------------
Net increase (decrease) in the Company's shareholder's
   equity                                                $      176    $        (143)  $          33
                                                         ==========    =============   =============

DETERMINING FAIR VALUE WHEN THE VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY

In April 2009, the FASB issued an accounting standard that provides guidance for estimating fair value of assets and liabilities when the volume and level of activity for an asset or liability have significantly decreased and identifying circumstances that indicate a transaction is not orderly. This standard also requires extensive additional fair value disclosures. The adoption of this standard on April 1, 2009, did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

MEASURING LIABILITIES AT FAIR VALUE

In August 2009, the FASB issued an accounting standard to clarify how the fair value measurement principles should be applied to measuring liabilities carried at fair value. This standard explains how to prioritize market inputs in measuring liabilities at fair value and what adjustments to market inputs are appropriate for debt obligations that are restricted from being transferred to another obligor. This standard was effective beginning October 1, 2009 for the Company. The adoption of this standard did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

INVESTMENTS IN CERTAIN ENTITIES THAT CALCULATE NET ASSET VALUE PER SHARE (OR ITS EQUIVALENT)

In September 2009, the FASB issued an accounting standard that permits, as a practical expedient, a company to measure the fair value of an investment that is within the scope of this standard on the basis of the net asset value per share of the investment (or its equivalent) if that value is calculated in accordance with fair value as defined by the FASB. The standard also requires enhanced disclosures. This standard applies to investment companies that do not have readily determinable fair values such as certain hedge funds and private equity funds. This standard was effective for interim and annual periods ending after December 15, 2009. The adoption of this standard did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows. (See Note 4 for disclosure).

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.15 ACCOUNTING CHANGES (CONTINUED)

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2010:

CONSOLIDATION OF VARIABLE INTEREST ENTITIES

In June 2009, the FASB issued an accounting standard that amends the rules addressing consolidation of variable interest entities with an approach focused on identifying which enterprise has the power to direct the activities of a variable interest entity that most significantly affect the entity's economic performance and has (i) the obligation to absorb losses of the entity or
(ii) the right to receive benefits from the entity. The new standard also requires enhanced financial reporting by enterprises involved with variable interest entities. While the new standard was effective for periods beginning on January 1, 2010, the adoption of the new standard did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

FUTURE APPLICATIONS OF ACCOUNTING STANDARDS:

DISCLOSURES ABOUT THE CREDIT QUALITY OF FINANCING RECEIVABLES AND THE ALLOWANCE FOR CREDIT LOSSES

In July 2010, the FASB issued an accounting standard that requires enhanced disclosures related to the allowance for credit losses and the credit quality of a company's financing receivable portfolio. For nonpublic entities, the disclosures as of the end of a reporting period are effective for annual reporting periods ending on or after December 15, 2011. The disclosures about activity that occurs during a reporting period are effective for annual reporting periods beginning after December 15, 2010. In January 2011, the FASB deferred the disclosures required by this guidance related to troubled debt restructurings. The disclosures will be effective, and the Company will provide these disclosures, concurrent with the effective date of proposed guidance for determining what constitutes a troubled debt restructuring.

ACCOUNTING FOR COSTS ASSOCIATED WITH ACQUIRING OR RENEWING INSURANCE CONTRACTS

In October 2010, the FASB issued an accounting standard that amends the accounting for costs incurred by insurance companies that can be capitalized in connection with acquiring or renewing insurance contracts. The new standard clarifies how to determine whether the costs incurred in connection with the acquisition of new or renewal insurance contracts qualify as deferred acquisition costs. The new standard is effective for interim and annual periods beginning on January 1, 2012 with early adoption permitted. Prospective or retrospective application is permitted. The Company has not determined whether it will adopt this new standard prospectively or retrospectively. The accounting standard will result in a decrease in the amount of capitalized costs in connection with the acquisition or renewal of insurance contracts. The Company is currently assessing the effect of adoption of this new standard on its consolidated financial condition, results of operations and cash flows.

4. FAIR VALUE MEASUREMENTS

4.1 FAIR VALUE MEASUREMENTS ON A RECURRING BASIS

The Company carries certain of its financial instruments at fair value. The Company defines the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between willing, able and knowledgeable market participants at the measurement date.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.1 FAIR VALUE MEASUREMENTS ON A RECURRING BASIS (CONTINUED)

The degree of judgment used in measuring the fair value of financial instruments generally correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

FAIR VALUE HIERARCHY

Assets and liabilities recorded at fair value in the consolidated balance sheet are measured and classified in a hierarchy for disclosure purposes, consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values, as discussed below:

- Level 1 - Fair value measurements that are quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments.

- Level 2 - Fair value measurements based on inputs other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

- Level 3 - Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Therefore, the Company must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability.

In certain cases, the inputs used to measure the fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is most significant to the fair value measurement. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment. In making the assessment, the Company considers factors specific to the asset or liability.

VALUATION METHODOLOGIES

The following is a description of the valuation methodologies used for instruments carried at fair value. These methodologies are applied to assets and liabilities across the levels noted above, and it is the observability of the inputs used that determines the appropriate level in the fair value hierarchy for the respective asset or liability.

Fair values for fixed maturity securities based on observable market prices for identical or similar instruments implicitly incorporate counterparty credit risk. Fair values for fixed maturity securities based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

The cost of credit protection is determined under a discounted present value approach considering the market levels for single name credit default swaps ("CDS") spreads for each specific counterparty, the mid market value of the net exposure (reflecting the amount of protection required) and the weighted average life of the net exposure. CDS spreads are provided to the Company by an independent third party. The Company utilizes an interest rate based on the benchmark London Interbank Offered Rate ("LIBOR") curve to derive its discount rates.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.1 FAIR VALUE MEASUREMENTS ON A RECURRING BASIS (CONTINUED)

While this approach does not explicitly consider all potential future behavior of the derivative transactions or potential future changes in valuation inputs, management believes this approach provides a reasonable estimate of the fair value of the assets and liabilities, including consideration of the impact of non-performance risk.

FIXED MATURITY AND EQUITY SECURITIES - TRADING AND AVAILABLE FOR SALE

Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure fixed maturity and equity securities at fair value in its available for sale and trading portfolios. Market price data is generally obtained from third party pricing vendors.

Management is responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions. The Company employs independent third-party valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual instruments. When the Company's valuation service providers are unable to obtain sufficient market observable information upon which to estimate the fair value for a particular security, fair value is determined either by requesting brokers who are knowledgeable about these securities to provide a quote, which is generally non-binding, or by employing widely accepted internal valuation models.

Valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested under the terms of service agreements. The inputs used by the valuation service providers include, but are not limited to, market prices from recently completed transactions and transactions of comparable securities, benchmark yields, interest rate yield curves, credit spreads, currency rates, quoted prices for similar securities and other market observable information, as applicable. The valuation models take into account, among other things, market observable information as of the measurement date as well as the specific attributes of the security being valued, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security or issuer-specific information. When market transactions or other market observable data is limited, the extent to which judgment is applied in determining fair value is greatly increased.

The Company has processes designed to ensure that the values received or internally estimated are accurately recorded, that the data inputs and the valuation techniques utilized are appropriate and consistently applied and that the assumptions are reasonable and consistent with the objective of determining fair value. The Company assesses the reasonableness of individual security values received from valuation service providers through various analytical techniques. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from the Company's valuation service providers to other third-party valuation sources for selected securities. The Company also validates prices for selected securities obtained from brokers through reviews by members of management who have relevant expertise and who are independent of those charged with executing investing transactions.

The methodology above is relevant for all fixed maturity and equity securities; following are discussions of certain procedures unique to specific classes of securities.

FIXED MATURITY SECURITIES ISSUED BY GOVERNMENT ENTITIES

For most debt securities issued by government entities, the Company obtains fair value information from independent third-party valuation service providers, as quoted prices in active markets are generally only available for limited debt securities issued by government entities. The fair values received from these valuation service providers may be based on a market approach using matrix pricing, which considers a security's relationship to other securities for which a quoted price in an active market may be available, or alternatively based on an income approach, which uses valuation techniques to convert future cash flows to a single present value amount.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.1 FAIR VALUE MEASUREMENTS ON A RECURRING BASIS (CONTINUED)

FIXED MATURITY SECURITIES ISSUED BY CORPORATE ENTITIES

For most debt securities issued by corporate entities, the Company obtains fair value information from third-party valuation service providers. For certain corporate debt securities, the Company obtains fair value information from brokers. For those corporate debt instruments (for example, private placements) that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management's best estimate is used.

RMBS, CMBS AND CDOS

Third-party valuation service providers also provide fair value information for the majority of the Company's investments in RMBS, CMBS and CDOs. Where pricing is not available from valuation service providers, the Company obtains fair value information from brokers. Broker prices may be based on an income approach, which converts expected future cash flows to a single present value amount, with specific consideration of inputs relevant to structured securities, including ratings, collateral types, geographic concentrations, underlying loan vintages, loan delinquencies, and weighted average coupons and maturities. Broker prices may also be based on a market approach that considers recent transactions involving identical or similar securities. When the volume or level of market activity for an investment in RMBS, CMBS, CMBS and CDOs is limited, certain inputs used to determine fair value may not be observable in the market.

MAIDEN LANE II

The fixed maturity securities, trading portfolio includes an interest in ML II. At inception, the Company's economic interest in ML II was valued at the transaction price of $14.9 million. Subsequently, the ML II interest is valued using a discounted cash flow methodology that uses the estimated future cash flows of the assets to which the ML II interest is entitled. The Company applies a model-determined market discount rate to its interest. This discount rate is calibrated to the change in the estimated asset values for the underlying assets commensurate with the Company's interest in the capital structure of the entity. Estimated cash flows and discount rates used in the valuation are validated, to the extent possible, using market observable information for securities with similar asset pools, structure and terms.

The fair value methodology used assumes the underlying collateral in the ML II interest will continue to be held and generate cash flows into the foreseeable future and does not assume a current liquidation of the assets underlying the ML II interest. Other methodologies employed or assumptions made in determining fair value for this investment could result in amounts that differ significantly from the amounts reported.

As of December 31, 2010, the Company expected to receive cash flows (undiscounted) in excess of the Company's initial investment, and any accrued interest, in the ML II interest over the remaining life of the investment after repayment of the first priority obligations owed to the Federal Reserve Bank of New York ("New York Fed"). The Company's cash flow methodology considers the capital structure of the collateral securities and their expected credit losses from the underlying asset pools. The fair value of the ML II interest is most affected by changes in the discount rates and changes in the underlying estimated future collateral cash flow assumptions used in the valuation model.

The LIBOR interest rate curve changes are determined based on observable prices, interpolated or extrapolated to derive a LIBOR for a specific maturity term as necessary. The spreads over LIBOR for the ML II interest (including collateral-specific credit and liquidity spreads) can change as a result of changes in market expectations about the future performance of these investments as well as changes in the risk premium that market participants would demand at the time of the transactions.

Changes in estimated future cash flows would primarily be the result of changes in expectations for defaults, recoveries and prepayments on underlying loans.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.1 FAIR VALUE MEASUREMENTS ON A RECURRING BASIS (CONTINUED)

Changes in the discount rate or the estimated future cash flows used in the valuation would alter the Company's estimate of the fair value of the ML II interests as shown in the table below:

                                            Fair Value
Year ended December 31, 2010                  Change
                                          -------------
                                          (In millions)
Discount Rates:                           $
  200 basis point increase                          (2)
  200 basis point decrease                           2
  400 basis point increase                          (4)
  400 basis point decrease                           5
Estimated Future Cash Flows:
  10% increase                                       5
  10% decrease                                      (5)
  20% increase                                       9
  20% decrease                                     (10)

The Company believes that the ranges of discount rates used in these analyses are reasonable on the basis of implied spread volatilities of similar collateral securities and implied volatilities of LIBOR interest rates. The ranges of estimated future cash flows were determined on the basis of variability in estimated future cash flows implied by cumulative loss estimates for similar instruments. Because of these factors, the fair values of the ML II interests are likely to vary, perhaps materially, from the amount estimated.

MUTUAL FUNDS

Mutual funds consist of interests in registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

PARTNERSHIPS

The Company initially estimates the fair value of investments in certain hedge fund, private equity funds and other partnerships by reference to the transaction price. Subsequently, the Company obtains the fair value of these investments from net asset value information provided by the general partner or manager of the investments, the financial statements of which are generally audited annually. The Company considers observable market data and performs diligence procedures in validating the appropriateness of using the net asset value as a fair value measurement.

DERIVATIVE ASSETS AND LIABILITIES

Derivative assets and liabilities can be exchange-traded or traded over-the-counter ("OTC"). The Company generally values exchange-traded derivatives using quoted prices in active markets for identical derivatives at the balance sheet date.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.1 FAIR VALUE MEASUREMENTS ON A RECURRING BASIS (CONTINUED)

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. When the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, the transaction price may provide the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. Subsequent to the initial recognition, the Company updates valuation inputs only when corroborated by evidence such as similar market transactions, third party pricing services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

SHORT-TERM INVESTMENTS

The carrying value of these assets approximates fair value because of the relatively short period of time between origination and expected realization.

SEPARATE ACCOUNT ASSETS

Separate account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

EMBEDDED DERIVATIVES INCLUDED IN POLICYHOLDER CONTRACT DEPOSITS

The fair value of embedded derivatives contained in certain contracts is measured based on actuarial and capital market assumptions related to projected cash flows over the expected lives of the contracts. These cash flow estimates primarily include benefits and related fees assessed, when applicable, and incorporate expectations about policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on the Company's historical experience.

Because of the dynamic and complex nature of the expected cash flows in the Company's variable annuity contracts, risk neutral valuations are used. Estimating the underlying cash flows for these products involves many estimates and judgments, including those regarding expected market rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and policyholder behavior.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.1 FAIR VALUE MEASUREMENTS ON A RECURRING BASIS (CONTINUED)

The Company also incorporates its own risk of non-performance in the valuation of the embedded policy derivatives associated with variable annuity contracts. Historically, the expected cash flows were discounted using the interest rate swap curve ("swap curve"), which is commonly viewed as being consistent with the credit spreads for highly-rated financial institutions (S&P AA-rated or above). A swap curve shows the fixed-rate leg of a plain vanilla swap against the floating LIBOR leg of a related tenor. The swap curve was adjusted, as necessary, for anomalies between the swap curve and the treasury yield curve. During the fourth quarter of 2010, the Company revised the non-performance risk adjustment to reflect a market participant's view of the Company's claims-paying ability. As a result, in 2010 the Company incorporated an additional spread to the swap curve used to value embedded policy derivatives. Primarily as a result of this change, the fair value of the embedded derivative liabilities decreased by $257 million, which is partially offset by an increase of $160 million of related DAC amortization.

4.2 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS

The following table presents information about assets and liabilities measured at fair value on a recurring basis and indicates the level of the fair value measurement based on the levels of the inputs used:

                                                                                                          Cash
                                                                       Level 1    Level 2    Level 3   Collateral    Total
                                                                      ---------  ---------  ---------  ----------  ---------
                                                                                         (In millions)
December 31, 2010
Assets:
  Fixed maturity securities, available for sale:
    U.S. government securities and government sponsored entities      $       3  $      12  $      --  $       --  $      15
    Obligations of states, municipalities and political subdivisions         --         21         --          --         21
    Non U.S. governments                                                     --         28         --          --         28
    Corporate debt                                                           --      2,094         10          --      2,104
    Residential mortgage-backed securities                                   --         60        121          --        181
    Commercial mortgage-backed securities                                    --         48         85          --        133
    Collateralized debt obligations                                          --         81         44          --        125
    Other debt securities                                                    --         13         --          --         13
                                                                      ---------  ---------  ---------  ----------  ---------
  Total fixed maturity securities, available for sale                         3      2,357        260          --      2,620
    Fixed maturity securities, trading                                       --         --         19          --         19
    Mutual funds                                                              1         --         --          --          1
    Partnerships (1)                                                         --         --          2          --          2
    Derivative assets                                                        59         64         15          (7)       131
    Short-term investments (2)                                              292        199         --          --        491
    Separate account assets                                              22,685         --         --          --     22,685
                                                                      ---------  ---------  ---------  ----------  ---------
      Total                                                           $  23,040  $   2,620  $     296  $       (7) $  25,949
                                                                      =========  =========  =========  ==========  =========

Liabilities:
    Policyholder contract deposits (3)                                $      --  $      --  $     174  $       --  $     174
                                                                      =========  =========  =========  ==========  =========

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.2 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
(CONTINUED)

                                                                       Level 1    Level 2    Level 3      Total
                                                                      ---------  ---------  ---------  ----------
                                                                                      (In millions)
December 31, 2009
Assets:
  Fixed maturity securities, available for sale:
    U.S. government securities and government sponsored entities      $      --  $      14  $      --  $       14
    Obligations of states, municipalities and political subdivisions         --         25         --          25
    Corporate debt                                                           --      1,373         35       1,408
    Residential mortgage-backed securities                                   --        219         82         301
    Commercial mortgage-backed securities                                    --         20         69          89
    Collateralized debt obligations                                          --          3         37          40
    Other debt securities                                                    --         11         --          11
                                                                      ---------  ---------  ---------  ----------
  Total fixed maturity securities, available for sale                        --      1,665        223       1,888
  Fixed maturity securities, trading                                         --         --         11          11
  Equity securities, available for sale                                       1         --         --           1
  Mutual funds                                                               18         --         --          18
  Partnerships (1)                                                           --          3          1           4
  Derivative assets                                                          93        114         --         207
  Short-term investments (2)                                                159        492         --         651
  Separate account assets                                                21,799         --         --      21,799
                                                                      ---------  ---------  ---------  ----------
    Total                                                             $  22,070  $   2,274  $     235  $   24,579
                                                                      =========  =========  =========  ==========

Liabilities:
  Policyholder contract deposits (3)                                  $      --  $      --  $     477  $      477
  Derivative liabilities                                                      7         --         --           7
                                                                      ---------  ---------  ---------  ----------
     Total                                                            $       7  $      --  $     477  $      484
                                                                      =========  =========  =========  ==========

----------
(1) Amounts presented for partnerships in the tables above differ from the amounts presented in the consolidated balance sheets as these tables only include partnerships carried at estimated fair value on a recurring basis.

(2) Amounts exclude short-term investments that are carried at cost, which approximate fair value of $215 million and $133 million at December 31, 2010 and 2009, respectively.

(3) Amount presented for policyholder contract deposits in the tables above differ from the amounts presented in the consolidated balance sheets as these tables only include the GMWB and GMAV embedded derivatives which are measured at estimated fair value on a recurring basis.

At December 31, 2010 and 2009, Level 3 assets were 1.1 percent and 0.9 percent of total assets and Level 3 liabilities were 0.6 percent and 1.8 percent of total liabilities, respectively.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.2 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
(CONTINUED)

TRANSFERS OF LEVEL 1 AND LEVEL 2 ASSETS AND LIABILITIES

The Company's policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. The Company had no significant transfers between Level 1 and Level 2 during the year ended December 31, 2010.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.2 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
(CONTINUED)

CHANGES IN LEVEL 3 RECURRING FAIR VALUE MEASUREMENTS

The following tables present changes during the years ended December 31, 2010 and 2009 in Level 3 assets and liabilities measured at fair value on a recurring basis, and the realized and unrealized gains (losses) recorded in the consolidated statements of income (loss) during the years ended December 31, 2010 and 2009 related to the Level 3 assets and liabilities that remained in the consolidated balance sheets at December 31, 2010 and 2009:

                                                      Net
                                                   Realized
                                                      and                                                              Changes in
                                                  Unrealized                    Purchases,                             Unrealized
                                                     Gains                        Sales,                                 Gains
                                                   (Losses)      Accumulated     Issuances                            (Losses) on
                                       Balance -  Included in       Other           and                   Balance -   Instruments
                                       Beginning   Earnings     Comprehensive  Settlements,      Net       End of     Held at End
                                       of Period      (1)       Income (Loss)       Net       Transfers    Period      of Period
                                      ----------  -----------  --------------  -------------  ---------  ----------  ------------
December 31, 2010
Assets:
  Fixed maturity securities,
    available for sale:
    Obligations of states,
     municipalities and political
     subdivisions                     $       --  $        (2) $           --  $          --  $       2  $       --  $         --
    Corporate debt                            35           (1)             (1)            (2)       (21)         10            --
    Residential mortgage-backed
     securities                               82          (34)             50            (18)        41         121            --
    Commercial mortgage-backed
     securities                               69          (16)             52            (25)         5          85            --
    Collateralized debt obligations           37            --              5             14        (12)         44            --
                                      ----------  -----------  --------------  -------------  ---------  ----------  ------------
  Total fixed maturity securities,
    available for sale                       223          (53)            106            (31)        15         260            --
  Fixed maturity securities, trading          11            7              --              1         --          19            --
  Partnerships                                 1           (1)             --             --          2           2            --
  Derivative assets                           --           --              --             15         --          15            --
                                      ----------  -----------  --------------  -------------  ---------  ----------  ------------
Total                                 $      235  $       (47) $          106  $         (15) $      17  $      296  $         --
                                      ==========  ===========  ==============  =============  =========  ==========  ============

Liabilities:
  Policyholder contract deposits      $      477  $      (303) $           --  $          --  $      --  $      174  $         --
                                      ==========  ===========  ==============  =============  =========  ==========  ============

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.2 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
(CONTINUED)

                                                      Net
                                                   Realized
                                                      and                                                             Changes in
                                                  Unrealized                    Purchases,                            Unrealized
                                                     Gains                        Sales,                                Gains
                                                   (Losses)     Accumulated      Issuances                           (Losses) on
                                       Balance -  Included in      Other            and                  Balance -   Instruments
                                       Beginning   Earnings    Comprehensive   Settlements,      Net       End of    Held at End
                                       of Period      (1)      Income (Loss)        Net       Transfers    Period     of Period
                                      ----------  -----------  --------------  -------------  ---------  ----------  ------------
December 31, 2009
Assets:
  Fixed maturity securities,
    available for sale:
    Corporate debt                    $       35  $        (5) $            7  $          (8) $       6  $       35  $         --
    Residential mortgage-backed
      securities                              90          (58)             42            (13)        21          82            --
    Commercial mortgage-backed
      securities                               7           (8)              7             --         63          69            --
    Collateralized debt obligations           29           (2)             13             (1)        (2)         37            --
                                      ----------  -----------  --------------  -------------  ---------  ----------  ------------
  Total fixed maturity securities,
    available for sale                       161          (73)             69            (22)        88         223            --
  Fixed maturity securities, trading          12           (1)             --             --         --          11            --
  Partnerships                                --           --              --             --          1           1            --
                                      ----------  -----------  --------------  -------------  ---------  ----------  ------------
Total                                 $      173  $       (74) $           69  $         (22) $      89  $      235  $         --
                                      ==========  ===========  ==============  =============  =========  ==========  ============

Liabilities:
  Policyholder contract deposits      $    1,907  $    (1,430) $           --  $          --  $      --  $      477  $         --
                                      ==========  ===========  ==============  =============  =========  ==========  ============

(1) Net realized and unrealized gains (losses) related to the Level 3 items shown above are reported in net realized investment gain (loss) in the consolidated statements of income (loss), except for fixed maturity securities, trading which are reported in net investment income in the consolidated statements of income (loss).

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized gains (losses) on instruments held at December 31, 2010 and 2009 may include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable inputs (e.g., changes in unobservable long-dated volatilities).

Changes in the fair value of separate account assets are completely offset in the consolidated statements of income (loss) and comprehensive income (loss) by changes in separate account liabilities, which are not carried at fair value and therefore not included in the tables above.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.2 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
(CONTINUED)

TRANSFERS OF LEVEL 3 ASSETS

The Company's policy is to transfer assets and liabilities into Level 3 when a significant input cannot be corroborated with market observable data. This may include: circumstances in which market activity has dramatically decreased and transparency to underlying inputs cannot be observed, current prices are not available, and substantial price variances in quotations among market participants exist.

The following table provides the components of the transfers of Level 3 assets on a gross basis:

                                                                       Gross        Gross         Net
                                                                     Transfers    Transfers    Transfers
December 31, 2010                                                       In          (Out)       In (Out)
                                                                    -----------  -----------  ------------
                                                                                (In millions)
Assets:
  Obligations of states, municipalities and political subdivisions  $        23  $       (21) $          2
  Corporate debt                                                              2          (23)          (21)
  Residential mortgage-backed securities                                     41           --            41
  Commercial mortgage-backed securities                                       5           --             5
  Collateralized debt obligations                                            --          (12)          (12)
  Partnerships                                                                2           --             2
                                                                    -----------  -----------  ------------
Total assets                                                        $        73  $       (56) $         17
                                                                    ===========  ===========  ============

During the year ended December 31, 2010, the Company transferred into Level 3 approximately $73 million of assets consisting of certain RMBS and CMBS, as well as certain municipal bonds and investment partnerships and private placement corporate debt. The transfers into Level 3 related to investments in RMBS and CMBS were due to a decrease in market transparency, downward credit migration and an overall increase in price disparity for certain individual security types. Certain municipal bonds were transferred into Level 3 based on limited market activity for the particular issuances and related limitations on observable inputs for their valuation. Investment partnerships transferred into Level 3 primarily consisted of certain hedge funds with limited market activity due to fund-imposed redemption restrictions. Transfers into Level 3 for private placement corporate debt were primarily the result of the Company overriding third party matrix pricing information downward to better reflect the additional risk premium associated with those securities that the Company believes was not captured in the matrix.

Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data. This may be due to a significant increase in market activity for the asset, a specific event, one or more significant input(s) becoming observable, or when a long-term interest rate significant to a valuation becomes short-term and thus observable. During the year ended December 31, 2010, the Company transferred approximately $56 million of assets out of Level 3. These transfers out of Level 3 are primarily related to investments in private placement corporate debt, certain municipal bonds and investments in CDOs. Transfers out of Level 3 for private placement corporate debt and municipal bonds were primarily the result of the Company using observable pricing information or a third party pricing quote that appropriately reflects the fair value of those securities, without the need for adjustment based on the Company's own assumptions regarding the characteristics of a specific security or the current liquidity in the market. Transfers out of Level 3 for CDO investments backed by corporate credits were primarily the result of the Company using observable pricing information or a third party pricing quote that appropriately reflects the fair value of those securities, without the need for adjustment based on the Company's own assumptions regarding the characteristics of a specific security or the current liquidity in the market. Transfers out of Level 3 for the remaining CDO investments were primarily due to increased observations of market transactions and price information for those securities.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.2 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS
(CONTINUED)

INVESTMENTS IN CERTAIN ENTITIES CARRIED AT FAIR VALUE USING NET ASSET VALUE PER SHARE

The Company has 1 hedge fund investment that calculates net asset value per share (or its equivalent). For this investment, which is measured at fair value on a recurring basis, the Company uses the net asset value per share as a practical expedient for fair value.

At December 31, 2010 and 2009, the Fair Value using Net Asset Value of this security is $2.2 million and $3.3 million, respectively, with an investment category of Distressed. The Distressed category includes securities of companies that are already in default, under bankruptcy protection, or troubled. This investment is redeemable annually, with a redemption notice ranging from 90 days to 180 days. This investment cannot be redeemed, in part, because the investment includes partial restrictions. The partial restrictions were put in place in 2007 and do not have stated end dates. The partial restrictions relate to at least one investment that the fund manager deems to be illiquid. In order to treat investors fairly and to accommodate subsequent subscription and redemption requests, the fund manager isolates these illiquid assets from the rest of the fund until the assets become liquid.

4.3 FAIR VALUE MEASUREMENTS ON A NON-RECURRING BASIS

The Company also measures the fair value of certain assets on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include cost and equity-method investments and mortgage and other loans. The Company uses a variety of techniques to measure the fair value of these assets when appropriate, as described below:

COST AND EQUITY-METHOD INVESTMENTS

When the Company determines that the carrying value of these assets may not be recoverable, the Company records the assets at fair value with the loss recognized in earnings. In such cases, the Company measures the fair value of these assets using the techniques discussed in Valuation Methodologies, above, for other invested assets.

MORTGAGE AND OTHER LOANS

When the Company determines that the carrying value of these assets may not be recoverable, the Company records the assets at fair value with the loss recognized in earnings. In such cases, the Company measures the fair value of these assets using the techniques discussed below for mortgage and other loans.

FAIR VALUE OPTION - FIXED MATURITY SECURITIES, TRADING

The Company may elect to measure at fair value financial instruments and certain other assets and liabilities that are not otherwise required to be measured at fair value. Subsequent changes in fair value for designated items are reported in earnings.

The Company has elected fair value accounting for its economic interest in ML
II. The Company recorded a gain of $7.8 million and losses of $0.4 million and $3.2 million in the years ended December 31, 2010, 2009 and 2008, respectively, to reflect the change in the fair value of ML II, which were reported as a component of net investment income in the consolidated statements of income
(loss).

4.4 FAIR VALUE INFORMATION ABOUT FINANCIAL INSTRUMENTS NOT MEASURED AT FAIR
VALUE

Information regarding the estimation of fair value for financial instruments not carried at fair value (excluding insurance contracts and lease contracts) is discussed below.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.4 FAIR VALUE INFORMATION ABOUT FINANCIAL INSTRUMENTS NOT MEASURED AT FAIR VALUE (CONTINUED)

MORTGAGE AND OTHER LOANS RECEIVABLE

Fair values of mortgage loans were estimated for disclosure purposes using discounted cash flow calculations based upon discount rates the Company believes market participants would use in determining the price that they would pay for such assets. For certain loans, the Company's current incremental lending rates for similar type loans is used as the discount rate, as it is believed that this rate approximates the rate that market participants would use. Fair values of collateral, commercial and guaranteed loans were estimated principally by using independent pricing services, broker quotes and other independent information. The fair values of the policy loans were not estimated as the Company believes it would have to expend excessive costs for the benefits derived.

SHORT-TERM INVESTMENTS

The carrying value of these assets approximates fair value because of the relatively short period of time between origination and expected realization.

POLICYHOLDER CONTRACT DEPOSITS ASSOCIATED WITH INVESTMENT-TYPE CONTRACTS

Fair value for policyholder contract deposits associated with investment-type contracts (those without significant mortality risk) not accounted for at fair value were estimated for disclosure purposes using discounted cash flow calculations based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. Where no similar contracts are being offered, the discount rate is the appropriate tenor swap rates (if available) or current risk-free interest rates consistent with the currency in which cash flows are denominated.

The following table presents the carrying value and estimated fair value of the Company's financial instruments:

                                                        2010                 2009
                                                 -------------------  --------------------
                                                 Carrying    Fair     Carrying    Fair
                                                   Value     Value     Value      Value
                                                 --------  ---------  --------  ----------
                                                              (In millions)
ASSETS:
  Fixed maturity securities, available for sale  $  2,620  $   2,620  $  1,888  $    1,888
  Fixed maturity securities, trading                   19         19        11          11
  Equity securities, available for sale                --         --         1           1
  Mortgage and other loans receivable                 395        439       394         409
  Policy loans                                        116        116       128         128
  Mutual funds                                          1          1        18          18
  Partnerships                                        194        194       173         173
  Derivative assets                                   131        131       207         207
  Short-term investments                              706        706       784         784
  Separate account assets                          22,685     22,685    21,799      21,799

LIABILITIES:
  Policyholder contract deposits (1)             $  3,645  $   3,596  $  3,717  $    3,688
  Derivative liabilities                               --         --         7           7

----------
(1) Net embedded derivatives within liability host contracts are presented within policyholder contract deposits.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5. INVESTMENTS

5.1 FIXED MATURITY AND EQUITY SECURITIES, AVAILABLE FOR SALE

The cost or amortized cost, gross unrealized gains and losses and estimated fair value of fixed maturity and equity securities available for sale by major category follow:

                                                                                           Other-Than-
                                            Cost or     Gross       Gross                   Temporary
                                           Amortized  Unrealized  Unrealized     Fair      Impairments
                                              Cost      Gains       Losses       Value       in AOCI
                                           ---------  ----------  ----------  -----------  -----------
                                                                 (In millions)
December 31, 2010
U.S. government securities and government
  sponsored entities                       $      14  $        1  $       --  $        15  $        --
Obligations of states, municipalities and
  political subdivisions                          21          --          --           21           --
Non U.S. governments                              27          --          --           27           --
Corporate debt                                 2,006         119         (21)       2,104            3
Residential mortgage-backed securities           210           5         (34)         181          (16)
Commercial mortgage-backed securities            154           2         (22)         134           (3)
Collateralized debt obligations                  128           1          (4)         125           --
Other debt securities                             15           1          (3)          13           --
                                           ---------  ----------  ----------  -----------  -----------
  Total fixed maturity securities          $   2,575  $      129  $      (84) $     2,620  $       (16)
                                           =========  ==========  ==========  ===========  ===========

                                                                                           Other-Than-
                                            Cost or     Gross       Gross                   Temporary
                                           Amortized  Unrealized  Unrealized    Fair       Impairments
                                              Cost      Gains       Losses      Value        in AOCI
                                           ---------  ----------  ----------  -----------  -----------
                                                                 (In millions)
December 31, 2009
U.S. government securities and government
  sponsored entities                       $      13  $        1  $       --  $        14  $        --
Obligations of states, municipalities and
  political subdivisions                          25          --          --           25           --
Corporate debt                                 1,344          76         (12)       1,408            2
Residential mortgage-backed securities           394           7        (100)         301          (46)
Commercial mortgage-backed securities            164           2         (77)          89           (4)

Collateralized debt obligations                   48          --          (8)          40           (1)
Other debt securities                             18          --          (7)          11           --
                                           ---------  ----------  ----------  -----------  -----------
  Total fixed maturity securities              2,006          86        (204)       1,888          (49)
Equity securities                                  1          --          --            1           --
                                           ---------  ----------  ----------  -----------  -----------
  Total                                    $   2,007  $       86  $     (204) $     1,889  $       (49)
                                           =========  ==========  ==========  ===========  ===========

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.1 FIXED MATURITY AND EQUITY SECURITIES, AVAILABLE FOR SALE (CONTINUED)

The following tables summarize the Company's gross unrealized losses and estimated fair values on fixed maturity and equity securities available for sale, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2010 and 2009:

                                          Less than 12 Months     12 Months or More             Total
                                        ----------------------  ----------------------  ----------------------
                                                    Unrealized              Unrealized              Unrealized
                                        Fair Value    Loss      Fair Value     Loss     Fair Value     Loss
                                        ----------  ----------  ----------  ----------  ----------  ----------
                                                                   (In millions)
December 31, 2010:
U.S. government securities and
  government sponsored entities         $        3  $       --  $       --  $       --  $        3  $       --
Corporate debt                                 444          16          37           5         481          21
Residential mortgage-backed securities          39           3         107          31         146          34
Commercial mortgage-backed securities           28          --          77          22         105          22
Collateralized debt obligations                 69           1          22           3          91           4
Other debt securities                           --          --          13           3          13           3
                                        ----------  ----------  ----------  ----------  ----------  ----------
Total                                   $      583  $       20  $      256  $       64  $      839  $       84
                                        ==========  ==========  ==========  ==========  ==========  ==========

                                          Less than 12 Months     12 Months or More             Total
                                        ----------------------  ----------------------  ----------------------
                                                    Unrealized              Unrealized              Unrealized
                                        Fair Value    Loss      Fair Value     Loss     Fair Value     Loss
                                        ----------  ----------  ----------  ----------  ----------  ----------
                                                                   (In millions)
December 31, 2009
Corporate debt                          $      287  $        5  $      114  $        7  $      401  $       12
Residential mortgage-backed securities          73          54         103          46         176         100
Commercial mortgage-backed securities           77          77          --          --          77          77
Collateralized debt obligations                 18           6          19           2          37           8

Other debt securities                           --          --          11           7          11           7
                                        ----------  ----------  ----------  ----------  ----------  ----------
Total                                   $      455  $      142  $      247  $       62  $      702  $      204
                                        ==========  ==========  ==========  ==========  ==========  ==========

As of December 31, 2010, the Company held 213 individual fixed maturity securities that were in an unrealized loss position, of which 72 individual securities were in a continuous unrealized loss position for longer than twelve months.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.1 FIXED MATURITY AND EQUITY SECURITIES, AVAILABLE FOR SALE (CONTINUED)

The Company did not recognize in earnings the unrealized losses on these fixed maturity securities at December 31, 2010 because management neither intends to sell the securities nor does it believe that it is more likely than not that it will be required to sell these securities before recovery of their amortized cost basis. Furthermore, management expects to recover the entire amortized cost basis of these securities. In performing this evaluation, management considered the recovery periods for securities in previous periods of broad market declines. For fixed maturity securities with significant declines, management performed fundamental credit analysis on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other market available data.

The amortized cost and estimated fair value of fixed maturity securities available for sale by contractual maturity as of December 31, 2010 were as follows:

                                                             Cost or Amortized
                                                                   Cost            Fair Value
                                                             -----------------  ----------------
                                                                       (In millions)
Due in one year or less                                      $             193  $            197
Due after one year through five years                                      551               591
Due after five years through ten years                                   1,101             1,135
Due after ten years                                                        239               258
Mortgage-backed, asset-backed and collateralized securities                491               439
                                                             -----------------  ----------------
  Total fixed maturity securities, available for sale        $           2,575  $          2,620
                                                             =================  ================

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity.

At December 31, 2010, the Company's investments included three investments in a single entity that exceeded 10 percent of the Company's consolidated shareholder's equity. The investments included one short-term money market pool, one U.S. Treasury Bill and one partnership. At December 31, 2009, the Company's investments included five investments in a single entity that exceeded 10 percent of the Company's consolidated shareholder's equity. The investments included one money market fund, two partnerships, one mortgage backed security, and one short-term money market pool.

At December 31, 2010, $8.2 million of fixed maturity securities, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

Included in the fixed maturity securities available for sale at December 31, 2010 is a bond carried at fair value of $12.9 million that was issued by an affiliate.

At December 31, 2010, fixed maturity securities included $178.6 million of securities not rated investment grade.

At December 31, 2010, the carrying value, which approximates its estimated fair value, of all investments in default as to the payment of principal or interest totaled $17.3 million.

5.2 FIXED MATURITY SECURITIES, TRADING

On December 12, 2008, the Company and certain other wholly owned U.S. life insurance company subsidiaries of American International Group sold to ML II all of their undivided interests in a pool of $39.3 billion face amount of RMBS. In exchange for the RMBS, the life insurance companies received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price of $1.0 billion plus a participation in the residual, each of which is subordinated to the repayment of a loan from the New York Fed to ML II.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.2 FIXED MATURITY SECURITIES, TRADING (CONTINUED)

Neither American International Group nor the Company has any control rights over ML II. The Company has determined that ML II is a variable interest entity ("VIE") and the Company is not the primary beneficiary. The transfer of RMBS to ML II has been accounted for as a sale. The Company has elected to account for its economic interest in ML II (including the rights to the deferred contingent purchase price) at fair value. This interest is reported in fixed maturity securities, trading, with changes in fair value reported as a component of net investment income. See Note 4 herein for further discussion of the Company's fair value methodology and the valuation of ML II.

A net unrealized gain of $7.8 million in the year ended December 31, 2010 and net unrealized losses of $0.4 million and $3.2 million in the years ended December 31, 2009 and 2008, respectively were included in the consolidated statements of income (loss) from fixed maturity securities classified as trading securities.

See Note 7 herein for additional information regarding the Securities Lending Program and the sale of the RMBS to ML II.

5.3 MORTGAGE AND OTHER LOANS RECEIVABLE

At December 31, 2010, the Company had direct commercial mortgage loan exposure of $395.0 million, all of which represents U.S. loan exposure. At December 31, 2009, the Company had direct commercial mortgage loan exposure of $393.7 million, all of which representing U.S. loan exposure. At that date, substantially all of the U.S. loans were current. All of the commercial mortgages were current as to payments of principal and interest at December 31, 2010 and 2009, respectively.

                   Number                                                                           Percent
                     of                                                  Multi-   Mobile              of
State               Loans  Amount *  Office  Retail  Industrial  Hotel   Family    Homes    Other    Total
                   ------  --------  ------  ------  ----------  -----  --------  -------  -------  -------
                                                  (Dollars in millions)
December 31, 2010
California             10  $    140  $   15  $    5  $       57  $  10  $      2  $    30  $    21    33.65
New York                7        55      23      --           7     --        25       --       --    13.22
Hawaii                  1        45      --      --          --     45        --       --       --    10.82
Michigan                4        35      --      --           3     --        22       10       --     8.41
Indiana                 2        35      18      --          --     --        --       17       --     8.41
All other states       13       106      48       4          10     26         7       11       --    25.49
                   ------  --------  ------  ------  ----------  -----  --------  -------  -------  -------
Total                  37  $    416  $  104  $    9  $       77  $  81  $     56  $    68  $    21   100.00
                   ======  ========  ======  ======  ==========  =====  ========  =======  =======  =======


                   Number                                                                           Percent
                     of                                                  Multi-   Mobile              of
State               Loans  Amount *  Office  Retail  Industrial  Hotel   Family    Homes    Other    Total
                   ------  --------  ------  ------  ----------  -----  --------  -------  -------  -------
                                                  (Dollars in millions)
December 31, 2009
California             10  $    131  $   35  $    6  $       57  $  10  $      2  $    --  $    21    32.67
Hawaii                  1        45      --      --          --     45        --       --       --    11.22
Indiana                 2        38      20      --          --     --        --       18       --     9.48
Michigan                4        36      --      --          4      --        22       10       --     8.98
Arizona                 2        30      20      --          --     --        --       10       --     7.48
All other states       16       121      52       4          13     27        25       --       --    30.17
                   ------  --------  ------  ------  ----------  -----  --------  -------  -------  -------
Total                  35  $    401  $  127  $   10  $       74  $  82  $     49  $    38  $    21   100.00
                   ======  ========  ======  ======  ==========  =====  ========  =======  =======  =======

*     Excludes portfolio valuation allowance and other loans receivable

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.3 MORTGAGE AND OTHER LOANS RECEIVABLE (CONTINUED)

The following table presents a rollforward of the changes in the allowance for mortgage loans and other loans receivable:

                               2010     2009
                              ------   ------
                               (In millions)
Allowance, beginning of year  $    7   $   --
 Provisions for loan losses       14        7
                              ------   ------
Allowance, end of year        $   21   $    7
                              ======   ======

The Company did not have any mortgage and other loans receivable valuation allowance activity during the year ended December 31, 2008.

The Company did not impair any mortgage and other loans receivable during the years ended December 31, 2010, 2009 and 2008.

5.4 PARTNERSHIPS

Investments in partnerships totaled $194.3 million and $172.5 million at December 31, 2010 and 2009, respectively, and were comprised of five partnerships and seven partnerships, respectively. These partnerships consist primarily of hedge funds and are managed by independent money managers who invest in equity securities, fixed maturity securities and real estate. The risks generally associated with these partnerships include those related to their underlying investments (i.e. equity securities, debt securities and real estate), plus a level of illiquidity, which is mitigated, to some extent, by the existence of contractual termination /withdrawal provisions.

5.5 INVESTMENT INCOME

Investment income by type of investment was as follows for the years ended December 31:

                                         2010         2009          2008
                                      ----------    ----------    ----------
                                                 (In millions)
Fixed maturity securities             $      151    $      129    $      182
Mortgage and other loans receivable           27            27            29
Policy loans                                   3            10            12
Partnerships                                  25            37           (56)
Short-term investments                         2             3            20
Other investment income                        1             4            (3)
                                      ----------    ----------    ----------
  Total investment income                    209           210           184
Less: investment expenses                     (3)           (2)           (2)
                                      ----------    ----------    ----------
  Net investment income               $      206    $      208    $      182
                                      ==========    ==========    ==========

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.6 NET REALIZED INVESTMENT GAIN (LOSS)

Realized gains (losses) by type of investment were as follows for the years ended December 31:

                                                                                                         2010     2009       2008
                                                                                                       -------   -------   -------
                                                                                                             (In millions)
Sales of fixed maturities:
 Gross gains                                                                                           $     6   $    12   $   211
 Gross losses                                                                                               --       (12)     (261)
Partnership and other invested assets                                                                      (13)       --         9
Derivative asset and liabilities:
 Gross gains                                                                                               467       376     1,298
 Gross losses                                                                                             (611)   (1,480)     (248)
Embedded derivatives                                                                                       303     1,430    (1,854)
Securities lending collateral, including other-than-temporary impairments                                   --        --       (75)
Other-than-temporary impairments:
 Total other-than-temporary impairments on available for sale securities                                   (54)     (159)     (642)
 Portion of other-than-temporary impairments on available for sale fixed maturity securities
    recognized in accumulated other comprehensive income (loss)                                            (15)       35        --
                                                                                                       -------   -------   -------
Net other-than-temporary impairments on available for sale securities recognized in net income (loss)      (69)     (124)     (642)
Other-than-temporary impairments on all other investments                                                   (1)       (8)       --
                                                                                                       -------   -------   -------
Net realized investment gain (loss)                                                                    $    82   $   194   $(1,562)
                                                                                                       =======   =======   =======

The following table presents a rollforward of the credit impairments recognized in earnings for available for sale fixed maturity securities held by the
Company:

                                                                              Twelve Months Ended    Nine Months Ended
                                                                               December 31, 2010     December 31, 2009
                                                                              -------------------   -------------------
                                                                                            (In millions)
Balance, beginning of period                                                  $              (155)  $              (115)
  Increases due to:
    Credit impairments on new securities subject to impairment losses                         (31)                   (8)
    Additional credit impairments on previously impaired securities                           (38)                  (43)
  Reductions due to:
    Credit impaired securities fully disposed for which there was no prior
      intent or requirement to sell                                                             7                     9
    Accretion on securities previously impaired due to credit                                   3                     2
                                                                              -------------------   -------------------
Balance, end of year                                                          $              (214)  $              (155)
                                                                              ===================   ===================

                 SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

6. DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk and equity market risk. See Notes 3 and 4 for further discussion on derivative financial instruments.

The following table presents the notional amount and gross fair value of derivative financial instruments, by their underlying risk exposure, excluding embedded derivatives, held at:

                                                            Derivative Assets    Derivative Liabilities
                                                         ----------------------  ----------------------
                                                          Notional   Fair Value   Notional   Fair value
                                                         Amount (1)      (2)     Amount (1)     (2)
                                                         ----------  ----------  ----------  ----------
                                                                         (In millions)
December 31, 2010
Derivatives not designated as hedging instruments:
  Interest rate contracts                                $       75  $        8  $       --  $       --
  Foreign exchange contracts                                     14           3          --          --
  Equity contracts                                            2,456         127         137          --
  Other contracts                                                --          --      10,937         174
                                                         ----------  ----------  ----------  ----------
Total derivatives not designated as hedging instruments  $    2,545         138  $   11,074         174
                                                         ==========              ==========
  Counterparty netting                                                                   --          --
  Cash collateral                                                            (7)                     --
                                                                     ----------              ----------
Total derivative instruments, net                                           131                     174
Less: Bifurcated embedded derivatives (3)                                    --                    (174)
                                                                     ----------              ----------
Total derivatives on balance sheets                                  $      131              $       --
                                                                     ==========              ==========

                                                             Derivative Assets       Derivative Liabilities
                                                          -----------------------    -----------------------
                                                           Notional    Fair Value     Notional    Fair value
                                                          Amount (1)       (2)       Amount (1)       (2)
                                                          ----------   ----------    ----------   ----------
                                                                            (In millions)
December 31, 2009
Derivatives not designated as hedging instruments:
  Interest rate contracts                                 $       75   $        2    $       --   $       --
  Foreign exchange contracts                                      17            2            --           --
  Equity contracts                                             2,058          213           312            7
  Other contracts                                                 --           --         9,859          477
                                                          ----------   ----------    ----------   ----------
Total derivatives not designated as hedging instruments   $    2,150          217    $   10,171          484
                                                          ==========                 ==========
  Counterparty netting                                                         --                         --
  Cash collateral                                                             (10)                        --
                                                                       ----------                 ----------
Total derivative instruments, net                                             207                        484
Less: Bifurcated embedded derivatives (3)                                      --                       (477)
                                                                       ----------                 ----------
Total derivatives on balance sheets                                    $      207                 $        7
                                                                       ==========                 ==========

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

6. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

(1) Notional or contractual amounts of derivative financial instruments represent a standard of measurement of the volume of derivatives. Notional amount is not a quantification of market risk or credit risk and is not recorded on the consolidated balance sheets. Notional amounts generally represent the amounts used to calculate contractual cash flows to be exchanged and are only paid or received for certain contracts, such as currency swaps.

(2) See Note 4 for additional information regarding the Company's fair value measurement of derivative instruments.

(3) Embedded derivatives related to living benefits are recorded within policyholder contract deposits in the Company's consolidated balance sheets.

The Company has taken positions in certain derivative financial instruments in order to mitigate the impact of changes in interest rates or equity markets on cash flows or certain policyholder liabilities. Financial instruments used by the Company for such purposes include interest rate swaps, index options (long and short positions) and futures contracts (short positions on U.S. treasury notes and U.S. long bonds). The Company has determined that its derivative financial instruments do not qualify for hedge accounting. As a result, all of the Company's derivatives are accounted for at fair value and the changes in fair value are recorded as unrealized gains or losses.

Interest rate or foreign currency swap agreements are agreements to exchange with a counterparty, at specified intervals, interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) or in different currencies, based on an underlying principal balance (notional amount). Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each interest payment due date, which is included in the consolidated statements of income (loss).

Index options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation, either to purchase or sell a financial instrument at a specified price within a specified period of time. The Company has purchased cash settled put and call options on the S&P 500 index to offset the risk of certain guarantees of annuity policy values.

Futures contracts are agreements between two parties that commit one party to purchase and the other to sell a particular commodity or financial instrument at a price determined on the final settlement day of the contract. Futures contracts detail the quality and quantity of the underlying asset; they are standardized to facilitate trading on a futures exchange. Some futures contracts may call for physical delivery of the asset, while others are settled in cash. The Company uses futures contracts on U.S. treasury notes, U.S. treasury bonds to offset the risk of certain guarantees on annuity policy values.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

6. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

The Company recorded the following change in value of its derivative financial instruments, including periodic net coupon settlements, change in value of its embedded derivatives and gains and losses on sales of derivatives, in net realized investment gain (loss) in the consolidated statements of income (loss):

                                                           2010       2009
                                                          -------    -------
                                                            (In millions)
Derivatives not designated as hedging instruments:
   Interest rate contracts                                $     6    $  (172)
   Foreign exchange contracts                                   2         (1)
   Equity contracts                                          (152)      (931)
                                                          -------    -------
Total derivatives not designated as hedging instruments      (144)    (1,104)
Embedded derivatives                                          303      1,430
                                                          -------    -------
Total derivative instruments                              $   159    $   326
                                                          =======    =======

The Company issues certain variable annuity products which contain guaranteed provisions that are considered embedded derivatives. The fair value of these embedded derivatives is reflected in policyholder contract deposits on the consolidated balance sheet. The changes in fair value of the embedded derivatives are reported in net realized investment gain (loss) in the consolidated statement of income (loss).

The Company is exposed to potential credit-related losses in the event of nonperformance by counterparties to financial instruments. At December 31, 2010 and 2009, the Company had $36.7 million and $37.6 million, respectively, of net derivative assets outstanding with AIG Financial Products Corp., an affiliated company. The credit exposure of the Company's derivative financial instruments is limited to the fair value of contracts that are favorable to the Company at the reporting date.

7. SECURITIES LENDING PROGRAM

SECURITIES LENDING

The Company and certain other wholly owned insurance company subsidiaries of American International Group historically participated in American International Group's U.S. securities lending program (the "Securities Lending Program"), which was managed by an affiliated agent, AIG Securities Lending Corp. (the "Agent") and an affiliated investment advisor for the benefit of the insurance company participants (collectively, "the Participants").

During the fourth quarter of 2008, in connection with certain securities lending transactions, the Company met the requirements for sale accounting because collateral received from the counterparties was insufficient to fund substantially all of the cost of purchasing replacement assets. Accordingly, the Company accounted for such lending transactions as sales combined with forward purchase commitments, rather than secured borrowings.

On December 12, 2008, the Securities Lending Program was terminated, following the sale of long-term investments held by the Agent in the Securities Lending Program's collateral account and the settlement of all outstanding securities lending transactions. Prior to the termination of the Securities Lending Program, the Participants recognized realized capital losses on other-than-temporary impairments and sales of the long-term investments. American International Group made capital contributions to the Participants, which were funded directly to the Securities Lending Program's collateral account, and which largely offset the obligations of the Participants to contribute to the collateral account their pro rata share of any investment losses incurred.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7. SECURITIES LENDING PROGRAM (CONTINUED)

The Company recorded the following amounts in 2008 related to the Securities Lending Program:

                                                                              (In millions)
Realized losses on securities lending collateral:
 Net realized losses on RMBS sold to ML II                                        $ (33)
 Net realized losses on all other asset sales                                       (42)
 Realized losses due to other-than-temporary declines in value                     (350)
                                                                                  -----
   Total                                                                          $(425)
                                                                                  =====
Net realized losses related to lent securities with insufficient collateral:
 Deemed sales of lent securities                                                  $ (30)
 Forward purchase commitments                                                       (18)
                                                                                  -----
   Total                                                                          $ (48)
                                                                                  =====

MAIDEN LANE II

On December 12, 2008, in conjunction with the termination of the Securities Lending Program, American International Group, the Participants and the Agent entered into an Asset Purchase Agreement (the "Asset Purchase Agreement") with ML II, a Delaware limited liability company whose sole member is the New York Fed. Pursuant to the Asset Purchase Agreement, the Participants sold to ML II all of their undivided interests in a pool of $39.3 billion par amount of RMBS held in the Securities Lending Program's collateral account. In exchange for the RMBS, the Participants received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price, as described below. The total purchase price was based on the fair value of the RMBS as of October 31, 2008, and the Participants recognized a realized loss of $2.2 billion on the transaction. The amount of the initial payment and the deferred contingent portions of the total purchase price were allocated among the Participants based on their respective ownership interests in the pool of RMBS as of September 30, 2008.

Pursuant to a credit agreement, the New York Fed, as senior lender, made a loan to ML II (the "ML II Senior Loan") in the aggregate amount of $19.5 billion (such amount being the cash purchase price of the RMBS payable by ML II on the closing date after certain adjustments, including payments on RMBS for the period between the transaction settlement date of October 31, 2008 and the closing date of December 12, 2008). The ML II Senior Loan is secured by a first priority security interest in the RMBS and all property of ML II, bears interest at a rate per annum equal to one-month LIBOR plus one percent and has a stated six-year term, subject to extension by the New York Fed at its sole discretion. After the Senior Loan has been repaid in full, to the extent there are sufficient net cash proceeds from the RMBS, the Participants will be entitled to receive from ML II a portion of the deferred contingent purchase price in the amount of up to $1.0 billion plus interest that accrues from the closing date and is capitalized monthly at the rate of one-month LIBOR plus three percent. Upon payment in full of the ML II Senior Loan and the accrued distributions on the Participants' fixed portion of the deferred contingent purchase price, all remaining amounts received by ML II will be paid five-sixths to the New York Fed as contingent interest and one-sixth to the Participants as remaining deferred contingent purchase price. The New York Fed will have sole control over ML II and the sales of the RMBS by ML II so long as the New York Fed has any interest in the Senior Loan.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

The following table summarizes the activity in deferred policy acquisition costs:

                                                                  Years ended December 31,
                                                                  ------------------------
                                                                                    2009
                                                                   2010           Restated
                                                                  -------         --------
                                                                       (In millions)
Balance at beginning of year                                      $   671         $  1,151
Deferrals                                                             162               79
Accretion of interest/amortization                                    (99)               3
Effect of realized (gains) losses on securities (1)                  (122)            (268)
Effect of unlocking assumptions used in estimating future gross
   profits (2)                                                         --             (294)
                                                                  -------         --------
Balance at end of year                                            $   612         $    671
                                                                  =======         ========

(1) In 2009, includes a decrease of $36.2 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard.

(2) The Company adjusts amortization of deferred acquisition costs when the assumptions underlying the estimates of current or future gross profits to be realized are revised. The Company reviews the assumptions at least annually. The 2009 amount was primarily the result of reductions in the long-term growth rate assumptions and deteriorating equity market conditions early in the year. In the first quarter of 2009, the long-term separate account growth rate assumption was reduced to 7.5 percent from 10 percent.

The annuity operations defer enhanced crediting rates or bonus payments to contract holders on certain of its products ("Bonus Payments"). The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature. The following table summarizes the activity in these deferred expenses:

                                                   Bonus     Distribution
                                                  Payments       Costs      Total
                                                  --------   ------------   -----
                                                            (In millions)
AT DECEMBER 31, 2010:
Balance at beginning of year                      $    134   $         21   $ 155
Deferrals                                               14             10      24
Accretion of interest/amortization                     (46)           (11)    (57)
Effect of realized (gains) losses on securities        (14)            --     (14)
                                                  --------   ------------   -----
Balance at end of year                            $     88   $         20   $ 108
                                                  ========   ============   =====

                                                   Bonus     Distribution
                                                  Payments       Costs      Total
                                                  --------   ------------   -----
                                                            (In millions)
AT DECEMBER 31, 2009 (Restated):
Balance at beginning of year                      $    217   $         28   $ 245
Deferrals                                               11              7      18
Accretion of interest/amortization                       5            (14)     (9)
Effect of realized gains on securities (1)             (49)            --     (49)
Effect of unlocking assumptions used in
   estimating future gross profits (2)                 (50)            --     (50)
                                                  --------   ------------   -----
Balance at end of year                            $    134   $         21   $ 155
                                                  ========   ============   =====

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS (CONTINUED)

(1) In 2009, includes a decrease of $5.1 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard.

(2) The Company adjusts amortization of deferred sales inducements when the assumptions underlying the estimates of current or future gross profits to be realized are revised. The Company reviews the assumptions at least annually. The 2009 amounts were primarily the result of reductions in the long-term growth rate assumptions and deteriorating equity market conditions early in the year. In the first quarter of 2009, the long-term separate account growth rate assumption was reduced to 7.5 percent from 10 percent.

9. POLICYHOLDER CONTRACT DEPOSITS AND FUTURE POLICY BENEFITS

Future policy benefits and policyholder contract deposit liabilities were as follows at December 31:

                                   2010     2009
                                  ------   ------
                                   (In millions)
Policyholder contract deposits:
   Annuities                      $2,520   $2,518
   Universal life                  1,102    1,172
   Other contract deposits            23       27
                                  ------   ------
                                  $3,645   $3,717
                                  ======   ======
Future policy benefits:
   Annuities                      $  370   $  424
                                  ======   ======

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9. POLICYHOLDER CONTRACT DEPOSITS AND FUTURE POLICY BENEFITS (CONTINUED)

Details concerning the Company's guaranteed benefit exposures are as follows:

                                                                                            Highest
                                                                                           Specified
                                                                                          Anniversary
                                                                                         Account Value
                                                                        Return of Net        Minus
                                                                       Deposits Plus a    Withdrawals
                                                                           Minimum           Post
                                                                            Return        Anniversary
                                                                       ---------------   -------------
                                                                            (Dollars in millions)
AT DECEMBER 31, 2010:
In the event of death (GMDB and EEB):
      Net account value                                                $     8,982       $      11,564
      Net amount at risk (a)                                                   909               1,073
      Average attained age of contract holders                                  68                  70
      Range of guaranteed minimum return rates (GMDB)                         0%-5%                  0%

At annuitization (GMIB):
      Net account value                                                $     1,662
      Net amount at risk (b)                                                    79
      Weighted average period remaining until earliest annuitization     0.7 years
      Range of guaranteed minimum return rates                              0%-6.5%

Accumulation at specified date (GMAV):
      Account value                                                    $     1,264
      Net amount at risk (c)                                                    14
      Weighted average period remaining until guaranteed payment         4.0 years

Annual withdrawals at specified date (GMWB):
      Account value                                                    $     9,169
      Net amount at risk (d)                                                   715
      Weighted average period remaining until guaranteed payment        18.8 years

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9. POLICYHOLDER CONTRACT DEPOSITS AND FUTURE POLICY BENEFITS (CONTINUED)

                                                                                            Highest
                                                                                           Specified
                                                                                          Anniversary
                                                                                         Account Value
                                                                        Return of Net        Minus
                                                                       Deposits Plus a    Withdrawals
                                                                           Minimum           Post
                                                                            Return        Anniversary
                                                                       ---------------   -------------
                                                                            (Dollars in millions)
AT DECEMBER 31, 2009:
In the event of death (GMDB and EEB):
      Net account value                                                $      8,022      $      10,928
      Net amount at risk (a)                                                  1,294              1,991
      Average attained age of contract holders                                   69                 69
      Range of guaranteed minimum return rates (GMDB)                          0%-5%                 0%

At annuitization (GMIB):
      Net account value                                                $      1,723
      Net amount at risk (b)                                                     73
      Weighted average period remaining until earliest annuitization      1.3 years
      Range of guaranteed minimum return rates                               0%-6.5%

Accumulation at specified date (GMAV):
      Account value                                                    $      1,375
      Net amount at risk (c)                                                     37
      Weighted average period remaining until guaranteed payment          4.9 years

Annual withdrawals at specified date (GMWB):
      Account value                                                    $      7,287
      Net amount at risk (d)                                                  1,096
      Weighted average period remaining until guaranteed payment         18.2 years

(a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, net of reinsurance, if all contract holders died at the same balance sheet date. The net amount at risk does not take into account the effect of caps and deductibles from the various reinsurance treaties.

(b) Net amount at risk represents the present value of the projected guaranteed benefit exposure in excess of the projected account value, net of reinsurance, if all contract holders annuitized at their respective eligibility date.

(c) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, if all contract holders reached the specified date at the same balance sheet date.

(d) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders exercise the maximum withdrawal benefits at the same balance sheet date. If no withdrawals have been made for those policies with a waiting period, the contract holder will realize an increase in the benefit base after all other amounts guaranteed under this benefit have been paid. This increase in the benefit base increases the net amount at risk by $78.9 million and $119.8 million as of December 31, 2010 and 2009, respectively and is payable no sooner than 10 years from the end of the waiting period.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9. POLICYHOLDER CONTRACT DEPOSITS AND FUTURE POLICY BENEFITS (CONTINUED)

The following summarizes the activity in future policy benefits:

                                                            2010      2009
                                                           ------    ------
                                                             (In millions)
Balance at the beginning of the year, before reinsurance   $  481    $  428
  Guaranteed benefits incurred                                 30       194
  Guaranteed benefits paid                                    (71)     (141)
                                                           ------    ------
Balance at the end of the year, before reinsurance            440       481
Less reinsurance                                              (70)      (57)
                                                           ------    ------
Balance at the end of the year, net of reinsurance         $  370    $  424
                                                           ======    ======


The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2010 and 2009:

      - Data used was 50 stochastically generated investment performance scenarios.

      - Mean investment performance assumption was 7.5 percent in 2010 and 2009.

      -     Volatility assumption was 16 percent.

      - Mortality was assumed to be 50 percent Male and 80 percent Female of the 1994 Variable Annuity MGDB table.

      - Lapse rates vary by contract type and duration and range from 0 percent to 40 percent.

      -     The discount rate was approximately 8 percent.

In the first quarter of 2009, the Company recorded an increase in the liability for future policy benefits of $124.6 million due to the unlocking of key assumptions.

10. REINSURANCE

Variable fees are net of reinsurance premiums of $17.5 million, $19.7 million and $23.1 million in 2010, 2009 and 2008, respectively. Guaranteed benefits paid were reduced by reinsurance recoveries of $13.0 million, $13.2 million and $4.9 million in 2010, 2009 and 2008, respectively.

Universal life insurance fees are net of reinsurance premiums of $27.7 million, $28.3 million and $30.5 million in 2010, 2009 and 2008, respectively. Reinsurance recoveries recognized as a reduction of claims on universal life insurance contracts amounted to $21.7 million, $28.8 million and $29.9 million in 2010, 2009 and 2008, respectively.

11. COMMITMENTS AND CONTINGENT LIABILITIES

COMMITMENTS

The Company has various long-term, noncancelable operating leases, primarily for office space and equipment, which expire at various dates through 2018. At December 31, 2010, the future minimum lease payments under the operating leases are $3 million a year from 2011 through 2015 and $7.8 million thereafter. Rent expense was $2.5 million, $3.1 million and $3.2 million for the years ended December 31, 2010, 2009 and 2008, respectively.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11. COMMITMENTS AND CONTINGENT LIABILITIES (CONTINUED)

CONTINGENT LIABILITIES

As of December 31, 2010, the Company has two agreements outstanding in which it has agreed to provide liquidity support for certain short-term securities of municipalities and non-profit organizations (collectively, the "short-term securities") by agreeing to purchase such short-term securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. Additionally, the Company guarantees the payment of these securities upon redemption. One of these commitments is scheduled to expire on December 1, 2011, and the other commitment is scheduled to expire on October 1, 2022. The outstanding commitments may be extended beyond their stated maturities. Related to each of these agreements are participation agreements with the Parent under which the Parent shares in a portion of these liabilities in exchange for a proportionate percentage of the fees received under these agreements.

In September and October 2008, the Company purchased all of the $51.2 million in aggregate principal amount of the short-term securities then outstanding pursuant to its obligations under the above-referenced liquidity support agreements. The value of the securities purchased was subsequently written down to their then estimated market value of $38.4 million. Pursuant to its obligations under the participation agreements described above, the Parent honored such obligations through paying the Company its proportionate share of these write-downs, thereby effectively transferring its interests in the securities purchased to the Company. If the Company is able to re-market these short-term securities, the Company's obligations under the liquidity support agreements referenced above will continue to inure to the benefit of the purchasers of the re-marketed securities. In March 2009, approximately $14.4 million of the short-term securities held by the Company were redeemed and cancelled. The remaining short-term securities have a current estimated market value of $21.3 million at December 31, 2010. As of December 31, 2010, the Company has not re-marketed any of these short-term securities. As the holder of the short-term securities, the Company recorded $1.1 million as interest payments received from these securities in 2009 and 2010.

SAAMCo is the investment advisor of SunAmerica Money Market Fund (the "Fund"), a series of the SunAmerica Money Market Funds, Inc., which seeks to maintain a stable $1.00 net asset value per share. The Fund's market value NAV was negatively impacted by a loss on an asset backed security ("Cheyne"). SAAMCo has provided certain commitments to the Board of Directors of the Fund to contribute capital to maintain a minimum market value per share up to the amount of the security loss. Management has also committed that should the realized loss carry forward from Cheyne eventually expire, SAAMCo will reimburse the Fund to the extent of the expiration. During 2010, SAAMCo has made payments of $1.1 million for such capital contributions and established a contingent liability of $1.2 million for expected future capital contributions. These amounts have been included in general and administrative expenses in the consolidated statements of income (loss).

All 50 states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. The Company accrues liabilities for guaranty fund assessments when an assessment is probable, can be reasonably estimated and when the event obligating us to pay has occurred. The Company estimates the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While the Company cannot predict the amount and timing of any future guaranty fund assessments, the Company has established reserves it believes are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings.

The Company accrued $1.2 million and $1.0 million for these guarantee fund assessments at December 31, 2010, and 2009, respectively, which is reported within Other liabilities in the accompanying consolidated balance sheets.

The Company had $1.2 million in commitments relating to mortgage loans at December 31, 2010.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11. COMMITMENTS AND CONTINGENT LIABILITIES (CONTINUED)

Like many other companies, including financial institutions and brokers, the Company received subpoenas for information in connection with an ongoing investigation by the Securities and Exchange Commission ("SEC") and the United States Department of Justice ("DOJ") concerning the issuance of guaranteed investment contracts in connection with tax exempt bond issuances. The Company is also responding to subpoenas concerning the same subject matter sent by or on behalf of various state attorneys general. The Company is cooperating fully with the investigation. The impact of this matter, if any, on the Company's financial position cannot be reasonably estimated at this time.

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the consolidated financial position, results of operations or cash flows of the Company.

Various lawsuits against the Company and its subsidiaries have arisen in the ordinary course of business. Except as noted above, contingent liabilities arising from litigation, income taxes and regulatory and other matters are not considered material in relation to the consolidated financial position, results of operations or cash flows of the Company.

12. SHAREHOLDER'S EQUITY

Capital contributions received by the Company were as follows:

                                                      Years ended December 31,
                                                      ------------------------
                                                      2010      2009      2008
                                                      ----      ----      ----
                                                           (In millions)
Cash contributions                                    $ 31      $ --      $ --
Contributions related to Securities Lending
  Program (see Note 7)                                $ --      $ --      $284
Contributions of securities at fair value               --        --         1
All other non-cash contributions (1)                   (10)        4        --
                                                      ----      ----      ----
     Total capital contributions                      $ 21      $  4      $285
                                                      ====      ====      ====

(1) In 2010, the Company received a contribution from its Parent of $30.9 million of cash and $19.1 million of fixed and other assets and assumed $30.9 million of liabilities. The Company also received non-cash capital contributions of $1.8 million equal to certain compensation expense recognized.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12. SHAREHOLDER'S EQUITY (CONTINUED)

The components of accumulated other comprehensive income (loss) were as follows at December 31:

                                                                2010      2009
                                                               ------    ------
                                                                 (In millions)
Fixed maturity and equity securities, available for sale and partnerships:
   Gross unrealized gains                                      $  134    $   93
   Gross unrealized losses                                        (81)     (201)
Unrealized loss on foreign currency                                (2)       (2)
Deferred federal and state income tax (expense) benefit           (18)       39
                                                               ------    ------
   Accumulated other comprehensive income (loss) (1)           $   33    $  (71)
                                                               ======    ======

(1) The 2009 amount includes a decrease of $142.6 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard. See Note 3.15 for additional disclosures on this new standard.

Dividends that the Company may pay to the Parent in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the State of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10 percent of the preceding year's statutory surplus or the preceding year's statutory net gain from operations if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the Arizona Department of Insurance. No dividends can be paid by the Company to its shareholder in 2011 without obtaining prior approval from the Arizona Department of Insurance.

The Company is required to file financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, excluding certain assets from statutory admitted assets and valuing investments and establishing deferred taxes on a different basis.

The Company has one permitted practice at December 31, 2010. In 2010, the Company received permission from the Arizona Department of Insurance to restate the statutory gross paid-in and contributed statutory surplus and the unassigned funds components of its statutory surplus at September 30, 2010, similar to the restatement of statutory surplus balances that occurs pursuant to the prescribed accounting guidance for a quasi-reorganization. This statutory restatement resulted in an increase in statutory unassigned funds and a corresponding decrease in statutory gross paid in and contributed statutory surplus for an amount equal to the contributions received from American International Group of $288.0 million that offset the Company's losses incurred as a result of its participation in the Securities Lending Program (see Note 7). The permitted practice had no impact on either the Company's net income or total statutory surplus or impact on these financial statements. In addition, there was no impact on the Company's risk-based capital results.

Statutory net income (loss) and capital and surplus of the Company at December 31 were as follows:

                                2010   2009    2008
                                ----   ----   ------
                                    (In millions)
Statutory net income (loss)     $ 75   $122   $ (782)
Statutory capital and surplus   $834   $654   $1,275

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13. INCOME TAXES

13.1 INCOME TAX EXPENSE (BENEFIT)

The components of the provisions for income taxes on pretax income consist of the following:

                                                                Years ended December 31,
                                                              ---------------------------
                                                                        2009       2008
                                                              2010    Restated   Restated
                                                              ----    --------   --------
                                                                     (In millions)

Current                                                       $(22)   $   (292)  $    107
Deferred                                                        77         177       (618)
                                                              ----    --------   --------
Total income tax expense (benefit)                            $ 55    $   (115)  $   (511)
                                                              ====    ========   ========

The U.S. federal statutory income tax rate is 35 percent for 2010, 2009 and 2008. Actual tax expense on income differs from the statutory amount computed by applying the federal income tax rate due to the following:

                                                                Years ended December 31,
                                                              ---------------------------
                                                                        2009       2008
                                                              2010    Restated   Restated
                                                              ----    --------   --------
                                                                     (In millions)
U.S. federal income tax expense (benefit) at statutory rate   $ 50    $   (100)  $   (734)
Adjustments:
   Valuation allowance                                          76          23        267
   State income taxes (net of federal benefit)                 (58)         (4)        (5)
   Separate account dividends received deduction               (18)        (41)       (40)
   Tax credits                                                  (4)         (7)       (13)
   Adjustment to prior year tax liability (a)                    7          10         12
   Goodwill                                                     --           3         --
   Other, net                                                    2           1          2
                                                              ----    --------   --------
 Total income tax expense (benefit)                           $ 55    $   (115)  $   (511)
                                                              ====    ========   ========

(a) In 2010, 2009 and 2008, the Company revised its estimate of tax contingency amount for prior year based on additional information that became available.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.2 DEFERRED INCOME TAXES

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the net deferred tax assets and liabilities at December 31 are as follows:


                                                                              2009
                                                                    2010    Restated
                                                                   ------   --------
                                                                     (In millions)
Deferred Tax Liabilities:
   Deferred policy acquisition costs and deferred sales
     inducements                                                   $(207)   $   (238)
   Net unrealized gains on fixed maturity and equity securities
     available for sale                                              (18)         --
   Partnership income                                                 (3)         --
   Other liabilities                                                  (2)         --
                                                                   -----    --------
     Deferred tax liabilities                                       (230)       (238)
                                                                   -----    --------

Deferred Tax Assets:
   Basis differential in investments                                  80          56
   Policy reserves                                                   200         341
   Capital loss carryforward -- Federal                              156         144
   State income taxes and net operating loss                          78          17
   Foreign tax credit                                                 13          13
   Net unrealized losses on fixed maturity and equity securities
     available for sale                                               --          39
   Partnership loss                                                   --           2
   Other assets                                                       22           4
                                                                   -----    --------
     Deferred tax assets                                             549         616
   Valuation allowance                                              (312)       (237)
                                                                   -----    --------
     Total deferred tax assets                                       237         379
                                                                   -----    --------
   Net deferred tax asset                                          $   7    $    141
                                                                   =====    ========

The following table presents tax losses and credits carryforwards as of December 31, 2010 on a tax return basis:

                                                         Tax
                                              Gross    Effected     Expiration Periods
                                             -------   --------   ----------------------
                                                (In millions)
Federal capital loss carryforwards           $   444   $    156    5 years 2013 -- 2014
State capital loss carryforwards                  50          3   5 & 10 years 2014-2019
State net operating loss carryforwards         1,456        115      Various 2011-2029
Foreign tax credit carryforwards                  --         13     10 years 2018-2020
                                             -------   --------
Total tax losses and credits carryforwards   $ 1,950   $    287
                                             =======   ========

The Company has recorded a full valuation allowance against the tax carryforwards described in the above table.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.2 DEFERRED INCOME TAXES (CONTINUED)

The Company is included in the consolidated federal income tax return of its ultimate parent, American International Group. Under the tax sharing agreement with American International Group, taxes are recognized and computed on a separate company basis. To the extent that benefits for net operating losses, foreign tax credits or net capital losses are utilized on a consolidated basis, the Company will recognize tax benefits based upon the amount of the deduction and credits utilized in the consolidated federal income tax return.

In general, realization of deferred tax assets depends on a company's ability to generate sufficient taxable income of the appropriate character within the carryforward periods in the jurisdictions in which the net operating losses and deductible temporary differences were incurred. The Company assessed its ability to realize the deferred tax asset of $549 million and concluded a $312 million valuation allowance was required to reduce the deferred tax asset at December 31, 2010 to an amount the Company believes is more likely than not to be realized.

When making its assessment, the Company considered all available evidence, including the impact of being included in the consolidated federal tax return of American International Group, future reversals of existing taxable temporary differences, estimated future GAAP taxable income, and tax planning strategies the Company would implement, if necessary, to realize the net deferred tax asset.

In assessing future GAAP taxable income, the Company considered its strong earnings history exclusive of the recent losses on securities lending program, because the Company and American International Group entered into transactions with the New York Fed to limit exposure to future losses. The Company also considered the taxable income from sales of businesses under the asset disposition plan of American International Group, the continuing earnings strength of the businesses American International Group intends to retain and American International Group recently announced debt and preferred stock transactions with the New York Fed and U.S. Department of the Treasury (the "Department of the Treasury"), respectively, together with other actions American International Group is taking, when assessing the ability to generate sufficient future taxable income during the relevant carryforward periods to realize the deferred tax asset.

Estimates of future taxable income generated from specific transactions and tax planning strategies discussed above could change in the near term, perhaps materially, which may require the Company to adjust its valuation allowance. Such adjustment, either positive or negative, could be material to the Company's financial condition or it results of operations for an individual period.

In evaluating the realizability of the loss carryforwards, the Company considered the relief provided by Internal Revenue Service ("IRS") Notice 2008-84 which provides that the limitation on loss carryforwards that can arise as a result of one or more acquisitions of stock of a loss company will not apply to such stock acquisitions for any period during which the United States becomes a direct or indirect owner of more than 50 percent interest in the loss company.

13.3 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES

A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:


                                                         2010     2009
                                                         ----     ----
                                                         (In millions)
Gross unrecognized tax benefits at beginning of period   $ 17     $  9
   Increases in tax positions for prior years               7        8
                                                         ----     ----
Gross unrecognized tax benefits at end of period         $ 24     $ 17
                                                         ====     ====

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13.3 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES (CONTINUED)

The Company continually evaluates proposed adjustments by taxing authorities. At December 31, 2010, such proposed adjustments would not result in a material change to the Company's financial condition. Although it is reasonably possible that a significant change in the balance of unrecognized tax benefits may occur within the next twelve months, at this time it is not possible to estimate the range of the change due to the uncertainty of the potential outcomes.

At December 31, 2010 and 2009, the Company's unrecognized tax benefits, excluding interest and penalties, were $24 million and $17 million respectively. As of December 31, 2010 and 2009, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $24 million and $17 million respectively.

Interest and penalties, if any, related to unrecognized tax benefits are recognized as a component of income tax expense. At December 31, 2010 and 2009, the Company had a receivable of $0.5 million and $1.9 million, respectively, related to interest (net of federal tax). For the years ended December 31, 2010, 2009 and 2008, the Company had recognized an expense of $1.4 million and $2.1 million and a benefit of $0.8 million, respectively, of interest (net of federal tax) in the consolidated statements of income (loss).

13.4 TAX EXAMINATIONS

The Company is currently under audit by the IRS for calendar year 2004 - 2005. All years prior to 2004 are no longer subject to audit. The Company believes that any ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements.

14. RELATED PARTY TRANSACTIONS

14.1 EVENTS RELATED TO AMERICAN INTERNATIONAL GROUP

On September 30, 2010, American International Group entered into an agreement-in-principle with the Department of the Treasury, the New York Fed, and the AIG Credit Facility Trust, a trust established for the sole benefit of the Department of the Treasury (the "Trust"), for a series of integrated transactions to recapitalize American International Group (the
"Recapitalization"). American International Group completed the Recapitalization on January 14, 2011. See Note 16 for more information regarding the Recapitalization.

Additional information on American International Group is publicly available in its regulatory filings with the SEC. Information regarding American International Group as described herein is qualified by regulatory filings American International Group files from time to time with the SEC.

14.2 OTHER RELATED PARTY TRANSACTIONS

On June 1, 2009, the Company amended and restated a short-term financing arrangement with the Parent, dated February 15, 2004, whereby the Parent has the right to borrow up to $500 million from the Company. This arrangement was amended and restated solely for the purpose of reflecting the name change of the Company to SunAmerica Annuity and Life Assurance Company ("SAAL"). All terms and conditions set forth in the original arrangement remain in effect, including that any advances made under this arrangement must be repaid within 30 days. There was no outstanding balance under this arrangement at December 31, 2010 and 2009.

On February 15, 2004, the Company entered into a short-term financing arrangement with the Parent whereby the Company has the right to borrow up to $500 million from the Parent. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this arrangement at December 31, 2010 and 2009.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

14.2 OTHER RELATED PARTY TRANSACTIONS (CONTINUED)

On February 15, 2004, the Company entered into a short-term financing arrangement with its affiliate, First SunAmerica Life Insurance Company ("FSA"), whereby the Company has the right to borrow up to $15 million from FSA. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this arrangement at December 31, 2010 and 2009.

On June 1, 2009, the Company amended and restated a short-term financing arrangement with FSA, dated February 15, 2004, whereby FSA has the right to borrow up to $15 million from the Company. This arrangement was amended and restated solely for the purpose of reflecting the name change of AIG SunAmerica Life Assurance Company to SAAL. All terms and conditions set forth in the original arrangement remain in effect. There were no outstanding balances under this arrangement at December 31, 2010 and 2009.

On June 1, 2009, the Company amended and restated a short-term financing arrangement with SAFGRS, dated September 26, 2001, whereby the Company has the right to borrow up to $500 million from SAFGRS. This arrangement was amended and restated solely for the purpose of reflecting the name changes of (i) the Company from Anchor National Life Insurance Company to SAAL, and (ii) SunAmerica Inc. to SAFGRS. All terms and conditions set forth in the original arrangement remain in effect, including that any advances made under this arrangement must be repaid within 30 days. There was no outstanding balance under this arrangement at December 31, 2010 and 2009.

On June 1, 2009, the Company amended and restated a short-term financing arrangement with SAFGRS, dated December 19, 2001, whereby SAFGRS has the right to borrow up to $500 million from the Company. This arrangement was amended and restated solely for the purpose of reflecting the name changes of (i) the Company from Anchor National Life Insurance Company to SAAL, and (ii) SunAmerica Inc. to SAFGRS. All terms and conditions set forth in the original arrangement remain in effect, including that any advances made under this arrangement must be repaid within 30 days. There was no outstanding balance under this arrangement at December 31, 2010 and 2009.

On June 1, 2009, the Company amended and restated a short-term financing arrangement with SunAmerica Investments, Inc. ("SAII"), dated December 19, 2001, whereby SAII has the right to borrow up to $500 million from the Company. This arrangement was amended and restated solely for the purpose of reflecting the name change of the Company from Anchor National Life Insurance Company to SAAL. All terms and conditions set forth in the original arrangement remain in effect, including that any advances made under this arrangement must be repaid within 30 days. There was no outstanding balance under this arrangement at December 31, 2010 or 2009.

On September 26, 2001, the Company entered into a short-term financing arrangement with SAII, whereby the Company has the right to borrow up to $500 million from SAII. Any advances made under these arrangements must be repaid within 30 days. There were no balances outstanding under these arrangements at December 31, 2010 and 2009.

The Company pays commissions and fees, including support fees to defray marketing and training costs, to five affiliated broker-dealers for distributing its annuity products and mutual funds. Amounts paid to these broker-dealers totaled $32.3 million, $29.5 million and $54.9 million for the years ended December 31, 2010, 2009 and 2008, respectively. These broker-dealers distribute a significant portion of the Company's variable annuity products, amounting to approximately 15 percent, 22 percent and 17 percent of premiums received in 2010, 2009 and 2008, respectively. These broker-dealers also distribute a significant portion of the Company's mutual funds, amounting to approximately 16 percent, 18 percent and 25 percent of sales in 2010, 2009 and 2008, respectively.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

14.2 OTHER RELATED PARTY TRANSACTIONS (CONTINUED)

On February 1, 2004, SAAMCo entered into an administrative services agreement with FSA whereby SAAMCo will pay to FSA a fee based on a percentage of all assets invested through FSA's variable annuity products in exchange for services performed. SAAMCo is the investment advisor for certain trusts that serve as investment options for FSA's variable annuity products. Amounts incurred by the Company under this agreement totaled $2.1 million, $1.8 million and $2.2 million in 2010, 2009 and 2008, respectively, and are included in the Company's consolidated statements of income (loss).

On October 1, 2001, SAAMCo entered into two administrative services agreements with business trusts established by its affiliate, The Variable Annuity Life Insurance Company ("VALIC"), whereby the trust pays to SAAMCo a fee based on a percentage of average daily net assets invested through VALIC's annuity products in exchange for services performed. Amounts earned by SAAMCo under this agreement were $13.2 million, $11.1 million and $14.2 million in 2010, 2009 and 2008, respectively, and are net of certain administrative costs incurred by VALIC of $3.8 million, $3.2 million and $4.1 million, respectively. The net amounts earned by SAAMCo are included in other fees in the consolidated statements of income (loss).

The Company has a support agreement in effect between the Company and American International Group (the "Support Agreement"), pursuant to which American International Group will cause the Company to maintain a policyholders' surplus of not less than $1 million or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, American International Group will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by American International Group to any person of any obligations of the Company. American International Group may terminate the Support Agreement with respect to outstanding obligations of the Company only under certain circumstances, including where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Contract holders have the right to cause the Company to enforce its rights against American International Group and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such contract holder when due, have the right to enforce the Support Agreement directly against American International Group. See Note 16 for more information regarding the Support Agreement.

The Company's insurance policy obligations for individual and group contracts issued prior to December 29, 2006 at 4:00 p.m. Eastern Time are guaranteed ("the "Guarantee") by American Home Assurance Company ("American Home"), a subsidiary of American International Group. American Home files statutory annual and quarterly reports with the New York State Insurance Department, through which such reports are available to the public.

On December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated. The Guarantee will not cover any contracts with a date of issue later than the Point of Termination. The Guarantee will, however, continue to cover insurance obligations on contracts issued by the Company with a date of issue earlier than the Point of Termination, including obligations arising from purchase payments received with respect to these contracts after the Point of Termination. The Guarantee provides that contract owners owning contracts issued by the Company with a date of issue earlier than the Point of Termination can enforce the Guarantee directly against American Home.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

14.2 OTHER RELATED PARTY TRANSACTIONS (CONTINUED)

Pursuant to a Service and Expense Agreement, American International Group provides, or causes to be provided, administrative, marketing, accounting, occupancy and data processing services to the Company. The Company is billed in accordance with Regulation 30 or Regulation 33, as applicable, of the New York Insurance Department, and billed amounts do not exceed the cost to American International Group. Related to this agreement, the Company is currently the paymaster and payer of shared services for the SunAmerica group of companies. Amounts received for services rendered pursuant to this agreement total $9.4 million for 2010 and amounts paid for such services were $117.7 million and $208.5 million for 2009 and 2008, respectively. Netted in the amount for 2010 was $14.3 million paid to American International Group for services in such year and allocated to affiliates. Amounts payable to affiliates are non-interest bearing and due on demand. The component of such costs that relate to the production or acquisition of new business during these periods amounted to $62.8 million, $43.2 million and $101.4 million in 2010, 2009 and 2008, respectively, and is deferred and amortized as part of DAC. The other components of such costs are included in general and administrative expenses in the consolidated statements of income (loss).

In addition to the reimbursements noted above, an affiliate is responsible for the administration of the Company's fixed annuity contracts and is reimbursed for the cost of administration. Costs charged to the Company to administer these policies were $0.3 million, $0.4 million and $0.5 million in 2010, 2009 and 2008, respectively. The Company believes these costs are less than the Company would have incurred to administer these policies internally.

Pursuant to an Investment Advisory Agreement, the majority of the Company's invested assets are managed by an affiliate of the Company. The allocation of such costs for investment management services is based on the level of assets under management. The investment management fees incurred were $1.7 million, $1.3 million and $1.9 million for the years ended December 31, 2010, 2009 and 2008, respectively.

A separate Service and Expense Sharing Agreement, in compliance with the NASD Notice to Members 03-63, became effective January 1, 2010 for costs related to technology, advertising, payroll and accounts payable processing incurred by the Company for its broker-dealer affiliates. This agreement was entered into in connection with an internal corporate reorganization pursuant to which the Company replaced the Parent as the paymaster and payer of shared services for the SunAmerica group of companies effective as of January 1, 2010. This agreement was amended and restated, effective as of July 1, 2010, to add an additional affiliate to the agreement and update the manner in which costs for shared services would be allocated between the Company and its affiliates that are parties thereto. The amended and restated agreement was further amended on October 29, 2010, to modify the cost allocation applicable to one of the affiliated parties under the agreement.

15. EMPLOYEE BENEFIT PLANS

15.1 EMPLOYEE RETIREMENT PLAN

Employees of American International Group, its subsidiaries and certain affiliated companies, including employees in foreign countries, are generally covered under various funded and insured pension plans. Eligibility for participation in the various plans is based on either completion of a specified period of continuous service or date of hire, subject to age limitation.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

15.1 EMPLOYEE RETIREMENT PLAN (CONTINUED)

The AIG Retirement Plan (the "AIG U.S. Plan") is a qualified, non-contributory defined benefit retirement plan which is subject to the provisions of the Employee Retirement Income Security Act (ERISA) of 1974. All employees of American International Group and most of its subsidiaries and affiliates who are regularly employed in the United States, including certain U.S. citizens employed abroad on a U.S. dollar payroll, and who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with 5 or more years of service is entitled to pension benefits beginning at normal retirement at age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. The employees may elect certain options with respect to their receipt of their pension benefits including a joint and survivor annuity. An employee with 10 or more years of service may retire early from age 55 to 64. An early retirement factor is applied resulting in a reduced benefit. If an employee terminates with less than five years of service, such employee forfeits his or her right to receive any accumulated pension benefits.

Annual funding requirements are determined based on the "traditional unit credit" cost method. The objective under this method is to fund each participant's benefit under the plan as it accrues. Thus, the total pension to which each participant is expected to become entitled at retirement is broken down into units, each associated with a year of past or future credited service.

The following table sets forth the funded status of the AIG US retirement plan.

                                          December 31, 2010   December 31, 2009
                                          -----------------   ------------------
                                                     (In millions)
Fair value of plan assets                 $           3,425   $            3,362
Less projected benefit obligation                     3,878                3,687
                                          -----------------   ------------------
   Funded status                          $            (453)  $             (325)
                                          =================   ==================

The weighted average assumptions that were used to determine its pension benefit obligations as of December 31, 2010 and 2009 are set forth in the table below:

                                          December 31, 2010   December 31, 2009
                                          -----------------   -----------------
Discount rate                                   5.5%                6.0%
Rate of compensation increase (average)         4.0%                4.0%
Measurement date                          December 31, 2010   December 31, 2009
Medical cost trend rate                          N/A                 N/A

In 2010 and 2009, American International Group allocated defined benefit expenses to the Company and its affiliates. The Company's allocated share of net expense for the AIG U.S. Plan was approximately $3.2 million, $2.4 million and $2.3 million for 2010, 2009 and 2008, respectively.

The American General Corporation ("AGC") retirement plan was merged into the AIG U.S. Plan effective January 1, 2002. Benefits for AGC participants were changed effective January 1, 2003 to be substantially similar to the AIG U.S. Plan's benefits subject to grandfathering requirements.

SAFGRS employees began participation and accruing benefits in the AIG U.S. Plan commencing January 1, 2003. Vesting in the AIG U.S. plan begins on the later of January 1, 1999 or date of hire for SAFGRS employees.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

15.1 EMPLOYEE RETIREMENT PLAN (CONTINUED)

Effective July 1, 2009, a cost of living adjustment was provided in the AIG U.S. Plan to all retirees who retired prior to January 1, 2004. The increase was 1% of the original monthly benefit for each year of retirement prior to January 1, 2004, limited to 5 years, and not greater than $300 per month.

The 2009 AIG U.S. Plan information reflects the impact of divestitures of HSB Group, Inc. ("HSB"), 21st Century Insurance Group et al ("PAG"), A. I. Credit Crop. Life segment ("AI Credit Life"), Transatlantic Reinsurance and the impact of reductions-in-force during 2009.

The 2010 AIG U.S. Plan information reflects the impact of divestitures of A. I. Credit Corp P & C segment ("AI Credit P&C"), AIG Global Asset Management Holdings Corp. et al ("Bridge"), American Life Insurance Company et al ("ALICO") and American General Finance et al ("AGF") during 2010.

American International Group also sponsors several unfunded nonqualified defined benefit plans for certain employees, including key executives, designed to supplement pension benefits provided by American International Group's other retirement plans. These include the AIG Excess Retirement Income Plan, which provides a benefit equal to the reduction in benefits payable to certain employees under the AIG U.S. Plan as a result of federal tax limitations on compensation and benefits payable, and the Supplemental Executive Retirement Plan ("SERP"), which provides additional retirement benefits to designated executives. The results in this note do not include the nonqualified plans.

15.2 POSTRETIREMENT BENEFIT PLANS

American International Group's U.S. postretirement medical and life insurance benefits are based upon the employee electing immediate retirement and having a minimum of 10 years of service. Retirees and their dependents that were 65 years old by May 1, 1989 participate in the medical plan at no cost. Employees who retired after May 1, 1989 or prior to January 1, 1993 pay the active employee premium if under age 65 and 50 percent of the active employee premium if over age 65. Retiree contributions are subject to adjustment annually. Other cost sharing features of the medical plan include deductibles, coinsurance and Medicare coordination and a lifetime maximum benefit of $5 million. The maximum life insurance benefit prior to age 70 is $32,500, with a maximum $25,000 thereafter.

Effective January 1, 1993, both plans' provisions were amended: employees who retire after January 1, 1993 are required to pay the actual cost of the medical insurance benefit premium reduced by a credit which is based upon years of service at retirement. The life insurance benefit varies by age at retirement from $5,000 for retirement at age 55 through 59 and $10,000 for retirement at ages 60 through 64 and $15,000 from retirement at ages 65 and over.

American International Group's U.S. postretirement medical and life insurance benefits obligations as of December 31, 2010 and 2009 were $279 million and $274 million, respectively. These obligations are not funded currently. The Company's allocated share of other postretirement benefit plan expenses was not material in 2010, 2009 and 2008.

On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 was signed into law. The postretirement medical plan benefits provided by the plan are actuarially equivalent to Medicare Part D under the 2003 Medicare Act and eligible for the federal subsidy. Effective January 1, 2007, this subsidy is passed on to the participants through reduced contributions. The expected amount of subsidy that American International Group will receive for 2010 is $3.1 million.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

15.2 POSTRETIREMENT BENEFIT PLANS (CONTINUED)

Amounts for four Puerto Rico postretirement medical plans have also been included in the 2010 and 2009 figures.

The 2009 postretirement medical plan information reflects the impact of divestitures of HSB, PAG, AI Credit Life and Transatlantic Reinsurance and the impact of reductions-in-force during 2009

As sponsor of the AIG U.S. Plan and other postretirement and defined contribution benefit plans, American International Group is ultimately responsible for the conduct of these plans. The Company is not directly liable for obligations under the plan; its direct obligations result from American International Group's allocation of its share of expenses from the plans. Such allocation is based on the Company's payroll.

Additionally, the Company is jointly and severally responsible with American International Group and other participating companies for funding obligations for the AIG U.S. Plan, ERISA qualified defined contribution plans and ERISA plans issued by other American International Group subsidiaries (the ERISA Plans). If the ERISA Plans do not have adequate funds to pay obligations due participants, the Pension Benefit Guaranty Corporation or Department of Labor could seek payment of such amounts from the members of the American International Group ERISA control group, including the Company. Accordingly, the Company is contingently liable for such obligations. The Company believes that the likelihood of payment under any of these plans is remote. Accordingly, the Company has not established any liability for such contingencies.

15.3 OTHER PLANS

Some of the Company's officers and key employees could receive compensation pursuant to awards under several share-based employee compensation plans. Details of these plans are published in American International Group's regulatory filings with the SEC. American International Group currently settles share option exercises and other share awards to participants by issuing shares it previously acquired and holds in its treasury account. American International Group allocated $21.8 million, $5.9 million and $8.8 million during 2010, 2009 and 2008, respectively, of these stock options and certain other deferred compensation programs to the Company.

In December 2009, American International Group established the Long Term Incentive Plan under which management employees were offered the opportunity to receive additional compensation in the form of cash and stock appreciation rights ("SARs") if certain performance metrics are met. American International Group allocated $14.6 million in 2010 and none in 2009 and 2008 for expenses incurred under this plan.

In addition to several small defined contribution plans, American International Group sponsors a voluntary savings plan for U.S. employees, the AIG Incentive Savings Plan, which provides for salary reduction contributions by employees and matching U.S. contributions by American International Group of up to seven percent of annual salary depending on the employees' years of service and subject to certain compensation limits. Pre-tax expense associated with this plan was $2.3 million, $1.6 million and $2.4 million in 2010, 2009 and 2008, respectively.

Starr International Company, Inc. ("SICO") has provided a series of two-year Deferred Compensation Profit Participation Plans ("SICO Plans") to certain employees of American International Group, its subsidiaries and affiliates. The SICO Plans were created in 1975 when the voting shareholders and Board of Directors of SICO, a private holding company whose principal asset is American International Group common stock, decided that a portion of the capital value of SICO should be used to provide an incentive plan for the current and succeeding managements of all American International companies, including the Company.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

15.3 OTHER PLANS (CONTINUED)

None of the costs of the various benefits provided under the SICO Plans has been paid by the Company, although the Company has recorded a charge to reported earnings for the deferred compensation amounts paid to employees of the Company or its subsidiaries and affiliates by SICO and allocated to the Company, with an offsetting amount credited to additional paid-in capital reflecting amounts considered to be contributed by SICO. Compensation expense with respect to the SICO Plans aggregated $0.2 million in each of 2010, 2009 and 2008, and is included in general and administrative expenses in the consolidated statements of income (loss). Additionally, a corresponding increase to additional paid-in capital was recorded in each year.

15.4 POST-EMPLOYMENT BENEFITS AND COMPENSATED ABSENCES

American International Group provides certain benefits to inactive employees who are not retirees. Certain of these benefits are insured and expensed currently; other expenses are provided for currently. Such expenses include long-term disability benefits, medical and life insurance continuation and COBRA medical subsidies. The costs of these plans are borne by American International Group.

16. SUBSEQUENT EVENTS

EVENTS RELATED TO AMERICAN INTERNATIONAL GROUP

On January 14, 2011, American International Group completed the Recapitalization with the New York Fed, the Department of the Treasury, and the Trust. As part of the Recapitalization, American International Group repaid to the New York Fed approximately $21 billion in cash, representing complete repayment of all amounts owing under American International Group's revolving credit facility with the New York Fed (the "New York Fed credit facility"), and the New York Fed credit facility was terminated. In addition, (i) the shares of American International Group's Series C Perpetual, Convertible, Participating Preferred Stock, par value $5.00 per share, held by the Trust were exchanged for 562,868,096 shares of American International Group common stock and were subsequently transferred by the Trust to the Department of the Treasury; (ii) the shares of American International Group's Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share, held by the Department of the Treasury were exchanged for 924,546,133 shares of American International Group common stock; and (iii) the shares of American International Group's Series F Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share, held by the Department of the Treasury were exchanged for (a) preferred interests in two special purpose vehicles, (b) 20,000 shares of American International Group's Series G Cumulative Mandatory Convertible Preferred Stock, par value $5.00 per share, a new series of TARP preferred stock, and (c) 167,623,733 shares of American International Group common stock. As a result of the Recapitalization, the Department of the Treasury held 1,655,037,962 shares of newly issued American International Group common stock, representing ownership of approximately 92 percent of the outstanding American International Group common stock at December 31, 2010. After the share exchange and distribution were completed, the Trust terminated pursuant to the terms and conditions of the agreement that established the Trust. It is expected that over time the Department of the Treasury will sell its shares of American International Group common stock on the open market.

On March 10, 2011, American International Group submitted a binding bid to the New York Fed to purchase all of the RMBS owned by ML II for $15.7 billion in cash. If the New York Fed accepted the binding bid, it was anticipated that the Company (along with certain other American International Group companies) would be a purchaser of certain of these RMBS. On March 30, 2011, the New York Fed announced that it was declining American International Group's offer to purchase all of the RMBS held in the ML II portfolio and instead would sell these securities through a competitive process.

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

16. SUBSEQUENT EVENTS (CONTINUED)

OTHER RELATED PARTY TRANSACTIONS

On March 30, 2011, American International Group and the Company entered into an Unconditional Capital Maintenance Agreement ("CMA"). Among other things, the CMA provides that American International Group would maintain the Company's total adjusted capital (as defined under applicable insurance laws) at or above a certain specified minimum percentage of the Company's projected company action level risk based capital ("RBC") (as defined under applicable insurance laws). The CMA also provides that if the Company's total adjusted capital is in excess of a certain specified minimum percentage of the Company's company action level RBC (as reflected in the Company's quarterly or annual statutory financial statement), subject to board and regulatory approval(s), the Company would declare and pay ordinary dividends to its shareholder in an amount in excess of that required to maintain the specified minimum percentage. The CMA replaced the existing Support Agreement in effect between American International Group and the Company (see Note 14.2), which agreement was terminated by American International Group in accordance with its terms on April 24, 2011.

                         AMERICAN HOME ASSURANCE COMPANY

                                NAIC CODE: 19380

                      STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                         AMERICAN HOME ASSURANCE COMPANY

                      STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                TABLE OF CONTENTS

Report of Independent Auditors............................................................    2
Statements of Admitted Assets.............................................................    3
Statements of Liabilities, Capital and Surplus............................................    4
Statements of Income and Changes in Capital and Surplus...................................    5
Statements of Cash Flow...................................................................    6
Note 1 - Organization and Summary of Significant Statutory Basis Accounting Policies......    7
Note 2 - Accounting Adjustments to Statutory Basis Financial Statements...................   19
Note 3 - Investments......................................................................   23
Note 4 - Reserves for Losses and LAE......................................................   36
Note 5 - Related Party Transactions.......................................................   40
Note 6 - Reinsurance......................................................................   51
Note 7 - Deposit Accounting Assets and Liabilities........................................   57
Note 8 - Federal Income Taxes.............................................................   59
Note 9 - Pension Plans and Deferred Compensation Arrangements.............................   68
Note 10 - Capital and Surplus and Dividend Restrictions...................................   72
Note 11 - Contingencies...................................................................   74
Note 12 - Other Significant Matters.......................................................   85
Note 13 - Subsequent Events...............................................................   86

                         REPORT OF INDEPENDENT AUDITORS


To the Board of Directors and Shareholder of American Home Assurance Company:

We have audited the accompanying statutory statements of admitted assets, liabilities, capital and surplus of American Home Assurance Company (the Company) as of December 31, 2010 and 2009, and the related statutory statements of income and changes in capital and surplus, and cash flow for each of the three years then ended December 31, 2010. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2010 and 2009, or the results of its operations or its cash flows for each of the three years then ended December 31, 2010.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2010 and 2009, and the results of its operations and its cash flows for each of the three years then ended December 31, 2010, on the basis of accounting described in Note 1.

As described in Note 2 to the financial statements, during 2009, the Company adopted SSAP No. 10R, Income Taxes -- Revised, A Temporary Replacement to SSAP No. 10, and has reflected the effect of this adoption within Changes in accounting principles on the Statements of Changes in Capital and Surplus.


/s/ PricewaterhouseCoopers LLP

New York, NY


April 29, 2011

                         AMERICAN HOME ASSURANCE COMPANY

                          STATEMENTS OF ADMITTED ASSETS
                                 STATUTORY BASIS
                        AS OF DECEMBER 31, 2010 AND 2009
                                 (000'S OMITTED)

AS OF DECEMBER 31,                                                          2010           2009
---------------------------------------------------------------------   ------------   ------------
Cash and invested assets:
  Bonds, primarily at amortized cost (fair value: 2010 - $15,493,142;
    2009 - $16,447,457)                                                 $ 15,148,888   $ 16,002,641
  Stocks:
  Common stocks, at fair value adjusted for non-admitted assets
    (cost: 2010 - $371,153; 2009 - $586,509)                                 397,460      1,031,425
  Preferred stocks, primarily at fair value
    (cost: 2010 - $79,211; 2009 - $107,923)                                   90,886        121,584
  Other invested assets, primarily at equity
    (cost: 2010 - $1,361,568; 2009 - $1,315,957)                           1,574,423      1,382,807
  Short-term investments, at amortized cost (approximates fair value)      2,439,897      1,322,118
  Cash                                                                       181,013         65,611
  Receivable for securities                                                    1,146          1,582
                                                                        ------------   ------------
     TOTAL CASH AND INVESTED ASSETS                                       19,833,713     19,927,768
                                                                        ------------   ------------

Investment income due and accrued                                            189,859        207,602
Agents' balances or uncollected premiums:
  Premiums in course of collection                                           435,547        464,967
  Premiums and installments booked but deferred and not yet due              409,915        386,394
  Accrued retrospective premiums                                           1,447,644      1,505,393
Amounts billed and receivable from high deductible policies                   32,948         12,387
Reinsurance recoverable on loss payments                                     433,305        504,738
Funds held by or deposited with reinsurers                                    41,961         24,762
Deposit accounting assets                                                        686          1,595
Deposit accounting assets - funds held                                        88,515         88,515
Federal income taxes recoverable from affiliates                                  --        366,126
Net deferred tax assets                                                      782,765        709,846
Equities in underwriting pools and associations                              544,719        570,343
Receivables from parent, subsidiaries and affiliates                       1,992,253         90,835
Other admitted assets                                                        182,765        141,657
                                                                        ------------   ------------
     TOTAL ADMITTED ASSETS                                              $ 26,416,595   $ 25,002,928
                                                                        ============   ============

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

                 STATEMENTS OF LIABILITIES, CAPITAL AND SURPLUS
                                 STATUTORY BASIS
                        AS OF DECEMBER 31, 2010 AND 2009
                    (000'S OMITTED EXCEPT SHARE INFORMATION)

AS OF DECEMBER 31,                                                  2010           2009
-------------------------------------------------------------   ------------   ------------
                                        Liabilities

Reserves for losses and loss adjustment expenses                $ 14,383,093   $ 13,482,501
Unearned premium reserves                                          3,213,423      3,666,815
Commissions, premium taxes, and other expenses payable               237,988        222,097
Reinsurance payable on paid loss and loss adjustment expenses        155,082        231,976
Current federal taxes payable to parent                               60,666              -
Funds held by company under reinsurance treaties                     136,869        153,878
Provision for reinsurance                                             99,443         88,624
Ceded reinsurance premiums payable, net of ceding commissions        405,324        316,019
Deposit accounting liabilities                                       189,891        178,479
Deposit accounting liabilities - funds held                              990              -
Collateral deposit liability                                         404,450        417,834
Payable to parent, subsidiaries and affiliates                       204,326         70,668
Derivatives                                                            4,250              -
Other liabilities                                                    247,701        301,683
                                                                ------------   ------------
  TOTAL LIABILITIES                                               19,743,496     19,130,574
                                                                ------------   ------------

                                     Capital and Surplus

Common capital stock, $15.00 par value, 1,758,158
  shares authorized, 1,695,054 shares issued and outstanding          25,426         25,426
Capital in excess of par value                                     6,034,992      4,087,717
Unassigned surplus                                                   351,265      1,485,897
Special surplus tax - SSAP 10R                                       260,922        272,916
Special surplus funds from retroactive reinsurance                       494            398
                                                                ------------   ------------
  TOTAL CAPITAL AND SURPLUS                                        6,673,099      5,872,354
                                                                ------------   ------------
  TOTAL LIABILITIES, CAPITAL, AND SURPLUS                       $ 26,416,595   $ 25,002,928
                                                                ============   ============

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

             STATEMENTS OF INCOME AND CHANGES IN CAPITAL AND SURPLUS
                                 STATUTORY BASIS
              FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008
                                 (000'S OMITTED)

FOR THE YEARS ENDED DECEMBER 31,                                                  2010           2009           2008
---------------------------------------------------------------------------   -----------    -----------    -----------
                                                       Statements of Income

Underwriting income:
  Premiums earned                                                             $ 5,648,764    $ 6,354,545    $ 7,393,221
                                                                              -----------    -----------    -----------
Underwriting deductions:
  Losses incurred                                                               5,066,245      4,699,991      4,800,023
  Loss adjustment expenses incurred                                               912,853        768,136        742,400
  Other underwriting expenses incurred                                          1,674,370      1,646,098      1,846,019
                                                                              -----------    -----------    -----------
Total underwriting deductions                                                   7,653,468      7,114,225      7,388,442
                                                                              -----------    -----------    -----------
NET UNDERWRITING (LOSS) INCOME                                                 (2,004,704)      (759,680)         4,779
                                                                              -----------    -----------    -----------
Investment income:
  Net investment income earned                                                    769,130        791,263        912,331
  Net realized capital gains (losses) (net of capital gains taxes:
  2010 - $169,323; 2009 - $57,389; 2008 - $(270,995))                             294,941         93,056       (671,273)
                                                                              -----------    -----------    -----------
NET INVESTMENT GAINS                                                            1,064,071        884,319        241,058
                                                                              -----------    -----------    -----------
Net loss from agents' or premium balances charged-off                             (30,549)       (25,860)       (48,507)
Finance and service charges not included in premiums                                    -          4,596         15,008
Other income                                                                       52,746         24,110        384,065
                                                                              -----------    -----------    -----------
NET (LOSS) INCOME AFTER CAPITAL GAINS TAXES AND BEFORE FEDERAL INCOME TAXES      (918,436)       127,485        596,403
Federal income tax (benefit) expense                                             (141,920)      (122,307)       235,238
                                                                              -----------    -----------    -----------
    NET (LOSS) INCOME                                                         $  (776,516)   $   249,792    $   361,165
                                                                              ===========    ===========    ===========

                                                Changes in Capital and Surplus

Capital and surplus, as of December 31, previous year                         $ 5,872,354    $ 5,413,173    $ 7,296,957
  Adjustment to beginning surplus                                                 (28,355)       (32,602)           935
                                                                              -----------    -----------    -----------
CAPITAL AND SURPLUS, AS OF JANUARY 1,                                           5,843,999      5,380,571      7,297,892
                                                                              -----------    -----------    -----------

Changes in accounting principles (refer to Note 2)
    Adoption of SSAP 10R                                                                -        272,916              -
    Adoption of SSAP 43R                                                                -        (12,429)             -
Other changes in capital and surplus:
  Net (loss) income                                                              (776,516)       249,792        361,165
  Change in net unrealized capital gains (net of capital gains taxes:
    2010 - $110,099; 2009 - $202,913; 2008 - $94,517)                            (161,330)      (113,064)    (1,194,450)
  Change in net deferred income tax                                              (396,374)        59,354        (40,420)
  Change in non-admitted assets                                                   513,237       (318,767)        47,173
  Change in SSAP 10R                                                              (11,994)             -              -
  Change in provision for reinsurance                                             (10,819)         6,968         20,252
  Paid in capital and surplus                                                   1,947,275        343,286        856,617
  Dividends to stockholder                                                       (301,343)             -     (1,582,633)
  Other surplus adjustments                                                         1,494         (7,211)        (6,013)
  Foreign exchange translation                                                     25,470         10,938       (346,410)
                                                                              -----------    -----------    -----------
  TOTAL CHANGES IN CAPITAL AND SURPLUS                                            829,100        231,296     (1,884,719)
                                                                              -----------    -----------    -----------
CAPITAL AND SURPLUS, AS OF DECEMBER 31,                                       $ 6,673,099    $ 5,872,354    $ 5,413,173
                                                                              ===========    ===========    ===========

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

                             STATEMENTS OF CASH FLOW
                                 STATUTORY BASIS
              FOR THE YEARS ENDED DECEMBER 31, 2010, 2009 AND 2008
                                 (000'S OMITTED)

FOR THE YEARS ENDED DECEMBER 31,                                    2010            2009            2008
-------------------------------------------------------------   ------------    ------------    ------------
                                              Cash from Operations

Premiums collected, net of reinsurance                          $  5,404,241    $  6,306,324    $  6,928,614
Net investment income                                                851,466         743,343         975,968
Miscellaneous income (expense)                                        16,466          (2,769)        349,699
                                                                ------------    ------------    ------------
     SUB-TOTAL                                                     6,272,173       7,046,898       8,254,281

Benefit and loss related payments                                  4,340,008       4,597,184       5,083,511
Commission and other expense paid                                  2,416,351       2,520,462       2,518,097
Dividends paid to policyholders                                            -             233             108
Federal and foreign income taxes (recovered) paid                   (370,410)       (296,845)        190,586
                                                                ------------    ------------    ------------
     NET CASH (USED IN) PROVIDED FROM OPERATIONS                    (113,776)        225,864         461,979
                                                                ------------    ------------    ------------
                                              Cash from Investments

Proceeds from investments sold, matured, or repaid:
     Bonds                                                         5,421,569       4,332,397       7,091,835
     Stocks                                                        1,385,481       1,731,884       2,999,022
     Other                                                           130,972         222,781         468,262
                                                                ------------    ------------    ------------
     TOTAL PROCEEDS FROM INVESTMENTS SOLD, MATURED, OR REPAID      6,938,022       6,287,062      10,559,119
                                                                ------------    ------------    ------------

Cost of investments acquired:
     Bonds                                                         4,509,137       6,666,144       5,302,577
     Stocks                                                          622,754         496,025       2,918,679
     Other                                                           240,465         107,966         227,385
                                                                ------------    ------------    ------------
     TOTAL COST OF INVESTMENT ACQUIRED                             5,372,356       7,270,135       8,448,641
                                                                ------------    ------------    ------------
     NET CASH PROVIDED FROM (USED IN) INVESTING ACTIVITIES         1,565,666        (983,073)      2,110,478
                                                                ------------    ------------    ------------
                                Cash from Financing and Miscellaneous Sources

Capital and surplus paid-in                                                -          91,418         691,898
Borrowed funds                                                             -               -        (304,398)
Dividends to stockholder                                            (301,343)              -      (1,582,633)
Intercompany receivable and payable, net                             169,364         771,557      (1,798,258)
Net deposit on deposit-type contracts and other insurance             13,312          74,417          36,501
Equities in underwriting pools and association                         6,643         125,605         507,442
Collateral deposit liability                                         (13,384)         31,448         (36,789)
Other                                                                (93,301)        (26,266)        548,510
                                                                ------------    ------------    ------------
     NET CASH (USED IN) PROVIDED FROM FINANCING AND
        MISCELLANEOUS ACTIVITIES                                    (218,709)      1,068,179      (1,937,727)
                                                                ------------    ------------    ------------
     NET CHANGE IN CASH AND SHORT-TERM INVESTMENTS                 1,233,181         310,970         634,730

Cash and short-term investments:
     Beginning of year                                             1,387,729       1,076,759         442,029
                                                                ------------    ------------    ------------
     END OF YEAR                                                $  2,620,910    $  1,387,729    $  1,076,759
                                                                ============    ============    ============

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT STATUTORY BASIS ACCOUNTING POLICIES

A.    ORGANIZATION

      American Home Assurance Company (the Company or American Home) is a direct wholly-owned subsidiary of Chartis U.S. Inc., a Delaware corporation, which is in turn owned by Chartis Inc., a Delaware corporation. The Company's ultimate parent is American International Group, Inc. (the Ultimate Parent or AIG). See Note 5 for information about recent developments regarding AIG and Chartis Inc.

      In July 2009, AIG rebranded its General Insurance Operations as Chartis. Chartis consists of Commercial Insurance (operating as Chartis U.S. Inc.), and Foreign General Insurance (operating as Chartis International). On March 31, 2011, AIG announced a reorganization of its Chartis operations and named a new management team to effect the changes. Under the new structure, Chartis will consist of two major global groups -- commercial and consumer -- with the supporting claims, actuarial, and underwriting disciplines integrated into these two major business operations. Each of the two major global groups will include four principal regions: the United States & Canada, Europe, the Far East, and Growth Economies (primarily consisting of Asia Pacific, the Middle East, and Latin America).

      The Company writes substantially all lines of property and casualty insurance with an emphasis on U.S. commercial business. In addition to writing substantially all classes of business insurance, including large commercial or industrial property insurance, excess liability, inland marine, environmental, workers' compensation and excess and umbrella coverages, the Company offers many specialized forms of insurance such as aviation, accident and health, warranty, equipment breakdown, directors and officers liability, difference in conditions, kidnap-ransom, export credit and political risk, and various types of errors and omissions coverages. Through AIG's risk management operation, the Company provides insurance and risk management programs to large corporate customers. In addition, through AIG's risk finance operation, the Company provides its customized structured products and through the Private Client Group the Company provides personal lines insurance to high-net-worth individuals.

      The Company is a member of the Chartis U.S. Inc. Commercial Pool (the Commercial Pool). The Companies, the

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

      National Association of Insurance Commissioners (NAIC) company codes, inter-company pooling percentages and states of domicile of the Commercial Pool participants are as follows:

                                                                                       Pool
                                                                           NAIC    Participation     State of
Company                                                                  Co Code     Percentage      Domicile
----------------------------------------------------------------------   -------   -------------   ------------
(1) National Union Fire Ins. Co. of Pittsburgh, Pa. * (National Union)    19445         38%        Pennsylvania
(2) American Home Assurance Company (the Company)                         19380         36%          New York
(3) Commerce and Industry Insurance Company (C&I)                         19410         11%          New York
(4) Chartis Property Casualty Company (Chartis PC)                        19402          5%        Pennsylvania
(5) New Hampshire Insurance Company (New Hampshire)                       23841          5%        Pennsylvania
(6) The Insurance Company of the State of Pennsylvania (ISOP)             19429          5%        Pennsylvania
(7) Chartis Casualty Company                                              40258          0%        Pennsylvania
(8) Granite State Insurance Company                                       23809          0%        Pennsylvania
(9) Illinois National Insurance Co.                                       23817          0%          Illinois

*     Lead Company

      The accompanying financial statements include the Company's U.S. operation and the operation of its Japan branch and its participation in the Chartis Overseas Association (the Association). As a consequence of the American Home Canadian Branch novation, the Canadian operations are included in the Statements of Income for the ten months ended November 1, 2008.

      The Company accepts business mainly from insurance brokers, enabling selection of specialized markets and retention of underwriting control. Any licensed insurance broker is able to submit business to the Company, but such broker has no authority to commit the Company to accept risk. In addition, the Company utilizes certain managing general agents and third party administrators for policy issuance and administration, underwriting, and claims adjustment services.

      The Company has significant transactions with AIG and affiliates and participates in the Commercial Pool. Refer to Note 5 for additional information.

B.    SUMMARY OF SIGNIFICANT STATUTORY BASIS ACCOUNTING POLICIES

      PRESCRIBED OR PERMITTED STATUTORY ACCOUNTING PRACTICES:

      The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York (NY SAP).

      NY SAP recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial position and results of operations of an insurance company and for the purpose of determining its solvency under the New York Insurance Law. The National Association of Insurance Commissioners Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed practices by the State of New York. The Superintendent of the New York Insurance Department (the Superintendent) has the right to permit other specific practices that deviate from prescribed practices.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

      NY SAP has adopted certain accounting practices that differ from those set forth in NAIC SAP; specifically the prescribed practices of (1) allowing the discounting of workers compensation known case loss reserves on a non-tabular basis; under NAIC SAP, non-tabular discounting of reserves is not permitted; and (2) NY SAP Regulation 20 (Regulation 20) allows certain offsets to the provision for reinsurance that are not permitted under NAIC SAP. A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed and permitted by NY SAP is shown below:

DECEMBER 31 ,                                             2010           2009           2008
---------------------------------------------------   -----------    -----------    -----------
NET (LOSS) INCOME , NY SAP                            $  (776,516)   $   249,792    $   361,165
State prescribed practices - (deduction):
  Non-tabular discounting                                 (27,631)       (89,222)       (71,999)
                                                      -----------    -----------    -----------
NET (LOSS) INCOME, NAIC SAP                           $  (804,147)   $   160,570    $   289,166
                                                      ===========    ===========    ===========

STATUTORY SURPLUS, NY SAP                             $ 6,673,099    $ 5,872,354    $ 5,413,173
State prescribed or permitted practices - (charge):
  Non-tabular discounting                                (444,624)      (416,993)      (327,771)
  Credits for reinsurance                                (172,413)      (190,105)       (64,629)
                                                      -----------    -----------    -----------
STATUTORY SURPLUS, NAIC SAP                           $ 6,056,062    $ 5,265,256    $ 5,020,773
                                                      ===========    ===========    ===========

      With the concurrence of its domiciliary regulator, the Company has discounted certain of its asbestos reserves, specifically, those for which future payments have been identified as fixed and determinable.

      The use of the aforementioned prescribed practices has not adversely affected the Company's ability to comply with the NAIC's risk based capital and surplus requirements for the 2010, 2009 and 2008 reporting periods.

      STATUTORY ACCOUNTING PRACTICES AND GENERALLY ACCEPTED ACCOUNTING
      PRINCIPLES:

      NAIC SAP is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (GAAP). NAIC SAP and NY SAP vary in certain respects from GAAP. A description of certain of these accounting differences is set forth below:

      Under GAAP:

      a. Costs that vary directly with acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are deferred and amortized over the periods covered by the underlying policies or reinsurance agreements;

      b. Statutory basis adjustments, such as non-admitted assets and unauthorized reinsurance, are restored to surplus;

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

      c. The equity in earnings of affiliates with ownership between 20.0% and 50.0% is included in net income, and investments in subsidiaries with greater than 50.0% ownership are consolidated;

      d.    Estimated undeclared dividends to policyholders are accrued;

      e. The reserves for losses and loss adjustment expenses (LAE) and unearned premium reserves are presented gross of ceded reinsurance by establishing a reinsurance asset;

      f. Debt and equity securities deemed to be available-for-sale and trading securities are reported at fair value. The difference between cost and fair value of securities available-for-sale is reflected net of related deferred income tax, as a separate component of accumulated other comprehensive income in shareholder's equity. For trading securities, the difference between cost and fair value is included in income, while securities held to maturity are valued at amortized cost;

      g. Direct written premium contracts that do not have sufficient risk transfer are treated as deposit accounting liabilities;

      h. Insurance and reinsurance contracts recorded as retroactive retain insurance accounting treatment if they pass the risk transfer test. If risk transfer is not met, no insurance accounting treatment is permitted. All income is then recognized based upon either the interest or recovery method;

      i. Deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. The provision for deferred income taxes is reported in the Statements of Income;

      j. For structured settlements in which the reporting entity has not been legally released from its obligation with the claimant (i.e. remains as the primary obligor), GAAP requires the deferral of any gain resulting from the purchase of a structured settlement annuity and to present an asset for the amounts to be recovered from such annuities;

      k. Entities termed variable interest entities (VIEs) in which equity investors do not have the characteristics of controlling interest, or do not have sufficient equity at risk to finance its activities without additional subordinated financial support from other parties, are subject to consolidation by the entity that will absorb the majority of the VIE's expected losses or residual returns, if they occur; and

      l. Investments in limited partnerships, hedge funds and private equity interests over which the Pool has influence are accounted for using the equity method with changes in interest included in net realized investment gains. Interest over which the Pool does not have influence are reported, net of tax, as a component of accumulated other comprehensive income in shareholder's equity.

      Under NAIC SAP:

      a. Costs that vary directly with acquiring business related to premiums written and costs allowed by assuming

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)


            reinsurers related to premiums ceded are immediately expensed;

      b. Statutory basis adjustments, such as non-admitted assets and unauthorized reinsurance are charged directly to surplus;

      c. Subsidiaries are not consolidated. The equity in earnings of affiliates is included in unrealized appreciation/(depreciation) of investments which is reported directly in surplus. Dividends are reported as investment income;

      d.    Declared dividends to policyholders are accrued;

      e. The reserve for losses and LAE and unearned premium reserves are presented net of ceded reinsurance;

      f. NAIC investment grade debt securities are reported at amortized cost, while NAIC non-investment grade debt securities (NAIC rated 3 to 6) are reported at lower of cost or fair value;

      g. Direct written premium contracts are reported as insurance as long as policies are issued in accordance with insurance requirements;

      h. Insurance and reinsurance contracts deemed to be retroactive receive special accounting treatment. Gains or losses are recognized in the Statements of Income and Surplus is segregated by the ceding entity to the extent of gains realized;

      i. Deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. Changes in deferred income taxes are charged directly to surplus and have no impact on statutory earnings. The admissibility of deferred tax assets is limited by statutory guidance;

      j. For structured settlement annuities where the claimant is the payee, statutory accounting treats these settlements as completed transactions and considers the earnings process complete (thereby allowing for immediate gain recognition), regardless of whether or not the reporting entity is the owner of the annuity;

      k.    NAIC SAP does not require consolidation of VIEs; and

      l. Investments in partnerships, hedge funds and private equity interests are carried at the underlying GAAP equity with results from operations reflected in unrealized gains and losses.

      The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

      SIGNIFICANT STATUTORY ACCOUNTING PRACTICES:

      A summary of the Company's significant statutory accounting practices are as follows:

      Use of Estimates: The preparation of financial statements in conformity with NY SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. On an ongoing basis, the Company evaluates all of its estimates and assumptions. NY SAP also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from management's estimates. The significant estimates were used for loss and LAE, certain reinsurance balances, admissibility of deferred taxes, allowance for doubtful accounts and the carrying value of certain investments.

      Invested Assets: The Company's invested assets are accounted for as follows:

      - Cash and Short-term Investments: The Company considers all highly liquid debt securities with maturities of greater than three months but less than twelve months from the date of purchase to be short-term investments. Short-term investments are carried at amortized cost which approximates fair value (as designated by the NAIC Securities Valuation Office).

      - Bonds: Bonds with an NAIC designation of 1 and 2 are carried at amortized cost using the scientific method. Bonds with an NAIC designation of 3 to 6 are carried at the lower of amortized cost or fair value. If a bond is determined to have an other-than-temporary impairment (OTTI) in value the cost basis is written down to fair value as a new cost basis, with the corresponding charge to Net Realized Capital Gains (Losses) as a realized loss.

            In periods subsequent to the recognition of an OTTI loss for bonds, the Company generally accretes the difference between the new cost basis and the cash flows expected to be collected, if applicable, as interest income over the remaining life of the security based on the amount and timing of future estimated cash flows.

            Loan-backed and structured securities are carried at amortized cost and generally are more likely to be prepaid than other fixed maturities. As of December 31, 2010 and 2009, the fair value of the Company's loan-backed and structured securities approximated $597,315 and $1,121,005, respectively. Loan-backed and structured securities include prepayment assumptions used at the purchase date and valuation changes caused by changes in estimated cash flow and are valued using the retrospective method. Prepayment assumptions for loan-backed and structured securities were obtained from independent third party services or internal estimates. These assumptions are consistent with the current interest rate and economic environment.

      - Common and Preferred Stocks: Unaffiliated common stocks are carried principally at fair value. Perpetual preferred stocks with an NAIC rating of P1 or P2 are carried at fair value. Redeemable preferred stocks with an NAIC rating of RP1 or RP2 that are subject to a 100% mandatory sinking fund or paid in-kind are carried at amortized cost. All below investment grade, NAIC 3 to 6 preferred stocks, are carried at the lower of amortized cost or fair value.

            Investments in affiliates are recorded based on the underlying audited equity of the respective entity's financial statements. The reporting entity's share of undistributed earnings and losses of the affiliates are

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

            reported in the Unassigned Surplus as unrealized gains and losses.

            Investments in affiliates for which the Company's ownership interest (including ownership interest of the Ultimate Parent and its subsidiaries) is less than 85.0% and whose securities are traded on a major exchange are included in common stock at the quoted fair value less a discount as prescribed by NAIC SAP (discounted fair value approach), with the exception of Transatlantic Holdings, Inc.
            (TRH), as more fully discussed below. The average discount rate for such investments was 16% and 7% as of December 31, 2009 and 2008, respectively. In 2009, the New York Insurance Department issued a determination of non-control ruling relative to the Company's ownership of TRH. Accordingly, the Company's investment in TRH common stock has been reported as an unaffiliated investment in this financial statement and has been reported at fair value in accordance with Statement of Statutory Accounting Principle (SSAP) No. 30, Investments in Common Stock.

      - Other Invested Assets: Other invested assets include primarily partnerships and joint ventures. Fair values are based on the net asset value of the respective entity's financial statements. Joint ventures and partnership investments are accounted for under the equity method, based on the most recent financial statements of the entity. Changes in carrying value are recorded as unrealized gains or losses. For investments in joint ventures and partnerships that are determined to have an OTTI in value, the cost basis is written down to fair value as a new cost basis, with the corresponding charge to Net Realized Capital Gains/(Losses) as a realized loss.

      - Derivatives: The fair values of derivatives are determined using quoted prices in active markets and other market-evidence whenever possible, including market-based inputs to model, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. The Company's cross-currency swaps are accounted for under SSAP No. 86, entitled "Accounting for Derivative Instruments and Hedging Transactions" (SSAP 86). None of the cross-currency swaps meet the hedging requirements under SSAP 86, and therefore the change in fair value of such derivatives are recorded as unrealized gains or losses in Unassigned Surplus in the Statements of Income and Changes in Capital and Surplus. When the contract expires, realized gains and losses are recorded in investment income.

      - Net Investment Gains: Net investment gains consist of net investment income earned and realized gains or losses from the disposition or impairment of investments. Net investment income earned includes accrued interest, accrued dividends and distributions from partnerships and joint ventures. Investment income is recorded as earned. Realized gains or losses on the disposition of investments are determined on the basis of the specific identification.

            Investment income due and accrued is assessed for collectability. The Company writes off investment income due and accrued when it is probable that the amount is uncollectible by recording a charge against investment income in the period such determination is made. Any amounts over 90 days past due which have not been written-off are non-admitted by the Company. As of December 31, 2010 and 2009, no investment income due and accrued was determined to be uncollectible or non-admitted.

      - Unrealized Gains (Losses): Unrealized gains (losses) on all stocks, bonds carried at fair value, joint ventures, partnerships, derivatives and foreign currency translation are credited or charged to Unassigned Surplus.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

      Other Than Temporary Impairment:

      The Company regularly evaluates its investments for OTTI in value. The determination that a security has incurred an OTTI in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investment portfolio.

      The Company's policy for determining OTTI has been established in accordance with prescribed SAP guidance, including SSAP Nos. 43R (Revised)
      - Loan-backed and Structured Securities (SSAP 43R), 99 -- Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment (SSAP
      99) and INT 06-07 -- Definition of Phrase "Other Than Temporary". For bonds, other than loan-backed and structured securities, an OTTI shall be considered to have occurred if it is probable that the Company will not be able to collect all amounts due under the contractual terms in effect at the acquisition date of the debt security. For loan-backed and structured securities, when a credit-related OTTI is present, the amount of OTTI recognized as a realized loss is equal to the difference between the investment's amortized cost basis and the present value of cash flows expected to be collected.

      In general, a security is considered a candidate for OTTI if it meets any of the following criteria:

            - Trading at a significant (25 percent or more) discount to cost for an extended period of time (nine consecutive months or longer); or

            - The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation, (ii) the issuer seeking protection from creditors under the bankruptcy law as or any similar laws intended for court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

            - The Company may not realize a full recovery on its investment, irrespective of the occurrence of one of the foregoing events.

      Common and preferred stock investments whose fair value is less than its book value for a period greater than twelve months is considered a candidate for OTTI. Once a candidate for impairment has been identified, the investment must be analyzed to determine if any impairment would be considered other than temporary. Factors include:

            -     The Company may not realize a full recovery on its investment;

            -     Fundamental credit issues of the issuer;

            - An intent to sell the investment prior to the recovery of cost of the investment; or

            - Any other qualitative/quantitative factors that would indicate that an OTTI has occurred.

      Limited partnership investments whose fair value is less than its book value for a period greater than twelve months is considered a candidate for OTTI. Once a candidate for impairment has been identified, the investment must be analyzed to determine if any impairment would be considered other than temporary. Factors to consider

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

      include:

            - An order of liquidation or other fundamental credit issues with the partnership;

            - Evaluation of the cash flow activity between the Company and the partnership or fund during the year;

            - Evaluation of the current stage of the life cycle of the investment;

            - An intent to sell the investment prior to the recovery of cost of the investment; or

            - Any other qualitative/quantitative factors that would indicate that an OTTI has occurred.

      If the analysis indicates that an OTTI has taken place, the investment is written down to fair value, which would become the new cost basis. The amount of the write down is to be accounted for as a realized loss.

      As described in Note 2 -- Accounting Changes, the Company adopted a change in its OTTI accounting principle pertaining to loan-backed and structured securities in the third quarter of 2009 when it adopted SSAP 43R. Under SSAP 43R, credit-related OTTI for loan-backed and structured securities is based on projected discounted cash flows, whereas, credit-related OTTI for loan-backed and structured securities was previously based on projected undiscounted cash flows under SSAP 43.

      Revenue Recognition: Direct written premiums are primarily earned on a pro-rata basis over the terms of the policies to which they relate. For policies with exposure periods greater than thirteen months, premiums are earned in accordance with the methods prescribed in NAIC Statement of Statutory Accounting Principles SSAP No. 65, Property and Casualty Contracts (SSAP 65). Accordingly, unearned premiums represent the portion of premiums written which are applicable to the unexpired terms of policies in force. Ceded premiums are amortized into income over the contract period in proportion to the protection received.

      Premium estimates for retrospectively rated policies are recognized within the periods in which the related losses are incurred. In accordance with SSAP No. 66, Retrospectively Rated Contracts (SSAP 66), the Company estimates accrued retrospectively rated premium adjustments using the application of historical ratios of retrospectively rated premium development. The Company records accrued retrospectively rated premiums as an adjustment to earned premiums. The Company establishes non-admitted assets for 100% of amounts recoverable where any agent's balance or uncollected premium has been classified as non-admitted and thereafter for 10% of any amounts recoverable not offset by retrospectively return premiums or collateral. At December 31, 2010 and 2009, accrued premiums related to the Company's retrospectively rated contracts amounted to $1,447,644 and $1,505,393, respectively, net of non-admitted premium balances of $55,910 and $60,232, respectively.

      Net written premiums that were subject to retrospective rating features were as follows:

For the years ended December 31,                2010         2009         2008
------------------------------------------   ---------    ---------    ---------
  Net written premiums subject to
    retrospectively rated premiums           $ 522,917    $ 526,445    $ 648,672
  Percentage of total net written premiums        10.1%         8.3%         9.5%
------------------------------------------   ---------    ---------    ---------

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

      Adjustments to premiums for changes in the level of exposure to insurance risk are generally determined based upon audits conducted after the policy expiration date. In accordance with SSAP No. 53, Property and Casualty Contracts -- Premiums (SSAP 53), the Company records the audit premium estimates as an adjustment to written premium, and earns these premiums immediately. For premium estimates that result in a return of premium to the policyholder, the Company immediately reduces earned premiums. When the premium exceeds the amount of collateral held, a non-admitted asset (equivalent to 10.0% of this excess amount) is recorded.

      In accordance with SSAP 53, the Company reviews its ultimate losses with respect to its premium reserves. A premium deficiency liability is established if the premium reserves are not sufficient to cover the ultimate loss projection and associated acquisition expenses. Investment income is not considered in the calculation.

      For certain lines of business for which an insurance policy is issued on a claims-made basis, the Company offers to its insureds the option to purchase an extended reporting endorsement which permits the extended reporting of insured events after the termination of the claims-made contract. Extended reporting endorsements modify the discovery period of the underlying contract and can be for a defined period (e.g., six months, one year, five years) or an indefinite period. For defined reporting periods, premiums are earned over the term of the fixed period. For indefinite reporting periods, premiums are fully earned as written and loss and LAE liabilities associated with the unreported claims are recognized immediately.

      For warranty insurance, the Company will generally offer reimbursement coverage on service contracts issued by an authorized administrator and sold through a particular retail channel. Premiums are recognized over the life of the reimbursement policy in proportion to the expected loss emergence. The expected loss emergence can vary substantially by policy due to the characteristics of products sold by the retailer, the terms and conditions of service contracts sold as well as the duration of an original equipment manufacturer. The Company reviews all such factors to produce earnings curves which approximate the expected loss emergence for a particular contract in order to recognize the revenue earned.

      In accordance with SSAP No. 78, Multiple Peril Crop Insurance (SSAP 78), the Company elected to compute the unearned premium reserve associated with the Multiple Peril Crop Insurance program on a daily pro rata method as the Company did not believe it could demonstrate that the period of risk differs significantly from the contract period. The Company reduced its loss expenses for expense payments associated with catastrophe coverage by $326 and $159 in 2010 and 2009, respectively. The Company reduced its other underwriting expenses for expense payments associated with buy-up coverage by $17,659 and $21,973 in 2010 and 2009, respectively.

      Reinsurance: Ceded premiums, commissions, expense reimbursements and reserves related to ceded business are accounted for on a basis consistent with that used in accounting for the original contracts issued and the terms of the reinsurance contract. Ceded premiums are reported as a reduction of premium earned. Amounts applicable to ceded reinsurance for unearned premium reserves, and reserves for losses and LAE have been reported as a reduction of these items, and expense allowances received in connection with ceded reinsurance are accounted for as a reduction of the related acquisition cost.

      Retroactive Reinsurance: Retroactive reinsurance reserves are reported separately in the balance sheet. Gains or losses are recognized in the Statements of Income as part of Other Income. Surplus gains are reported as segregated unassigned surplus until the actual retroactive reinsurance recovered exceeds the consideration paid.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

      Deposit Accounting: Assumed and ceded reinsurance contracts which based on internal analysis, do not transfer a sufficient amount of insurance risk are recorded as deposit accounting transactions. In accordance with SSAP 62R and SSAP No. 75, Reinsurance Deposit Accounting An Amendment to SSAP No. 62R, Property and Casualty Reinsurance, the Company records the net consideration paid or received as a deposit asset or liability, respectively. The deposit asset is reported as admitted if i) the assuming company is licensed, accredited or qualified by NY SAP; or ii) the collateral (i.e.: funds withheld, letters of credit or trusts) provided by the reinsurer meet all the requirements of NY SAP. The deposit asset or liability is adjusted by calculating the effective yield on the deposit to reflect the actual payments made or received to date and the expected future payments with a corresponding credit or charge to other gain in the Statements of Income.

      High Deductible Policies: In accordance with SSAP 65, the Company establishes loss reserves for high deductible policies net of deductibles (or reserve credits). As of December 31, 2010 and 2009, the amount of reserve credits recorded for high deductibles on unpaid claims amounted to $3,637,096 and $3,608,545, respectively.

      The Company establishes a non-admitted asset for 10 percent of paid loss recoverables, on high deductible policies, in excess of collateral held on an individual insured basis, or for 100 percent of paid loss recoverables where no collateral is held. As of December 31, 2010 and 2009, the net amount billed and recoverable on paid claims was $66,818 and $44,670, respectively, of which $33,870 and $32,283, respectively, were non-admitted. Additionally, the Company establishes an allowance for doubtful accounts for such paid loss recoverables in excess of collateral and after non-admitted assets, and does not recognize reserve credits where paid loss credits are deemed by the Company to be uncollectible.

      Foreign Property Casualty Business: As agreed with the Company's domiciliary state, the Company accounts for its participation in the business of the Association by (a) recording its net (after pooling) participation of such business as direct writings in its statutory financial statements; (b) recording in the statements of income its participation in the results of underwriting and investment income; and,
      (c) recording in the statements of admitted assets and liabilities, capital and surplus, its participation in the significant insurance and reinsurance balances; its net participation in all other assets (such as the invested assets) and liabilities has been recorded in Equities in Underwriting Pools and Associations.

      Commissions and Underwriting Expenses: Commissions, premium taxes, and certain underwriting expenses related to premiums written are charged to income at the time the premiums are written and are included in Other Underwriting Expenses Incurred. In accordance with SSAP 62R, the Company records a liability, equal to the difference between the acquisition cost and the reinsurance commissions received, on those instances where ceding commissions paid exceed the acquisition cost of the business ceded. The liability is amortized pro rata over the effective period of the reinsurance agreement in proportion to the amount of coverage provided under the reinsurance contract.

      Reserves for Losses and LAE: The reserves for losses and LAE, including IBNR losses, are determined on the basis of actuarial specialists' evaluations and other estimates, including historical loss experience. The methods of making such estimates and for establishing the resulting reserves are continually reviewed and updated as needed, and any resulting adjustments are recorded in the current period. Accordingly, losses and LAE are charged to income as incurred. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

      The Company discounts its loss reserves on workers' compensation claims and certain of its asbestos reserves as follows:

      The calculation of the Company's workers' compensation tabular discount is based upon the 1979-81 Decennial Mortality Table, and applying a 3.5% interest rate. Loss reserves and LAE reserves (net of reinsurance) subject to the tabular discounting were $2,499,600 and $2,383,737, as of December 31, 2010 and 2009, respectively. As of December 31, 2010 and 2009, the Company's tabular discount amounted to $284,288 and $240,933, respectively, all of which were applied against the Company's case reserves.

      The calculation of the Company's workers' compensation non-tabular discount is based upon the Company's own payout pattern and a 5.0% interest rate as prescribed by NY SAP. Loss and LAE reserves (net of reinsurance) subject to the non-tabular discounting were $2,499,600 and $2,383,737 as of December 31, 2010 and 2009, respectively. As of December 31, 2010 and 2009, the Company's non-tabular discount amounted to $444,624 and $416,993, respectively, all of which were applied against the Company's case reserves.

      Foreign Exchange: Assets and liabilities denominated in foreign currencies are translated at the rate of exchange in effect at the close of the reporting period. Revenues, expenses, gains, losses and surplus adjustments are translated using weighted average exchange rates. Unrealized gains and losses from translating balances from foreign currency into United States currency are recorded as adjustments to surplus. Realized gains and losses resulting from foreign currency transactions are included in income in Other Income.

      Statutory Basis Reserves: Certain required statutory basis reserves, principally the provision for reinsurance, are charged to surplus and reflected as a liability of the Company.

      Policyholders' Dividends: Dividends to policyholders are charged to income as declared.

      Capital and Surplus: Common capital stock and capital in excess of par value represent amounts received by the Company in exchange for shares issued. The common capital stock represents the number of shares issued multiplied by par value per share. Capital in excess of par value represents the value received by the Company in excess of the par value per share and subsequent capital contributions in cash or in kind from its shareholder.

      Non-Admitted Assets: Certain assets, principally electronic data processing (EDP) equipment, software, leasehold improvements, certain overdue agents' balances, accrued retrospective premiums, certain deposit accounting assets that do not meet all the State of New York's requirements for admissibility, prepaid expenses, certain deferred taxes that exceed statutory guidance and unsupported current taxes are designated as non-admitted assets and are directly charged to Unassigned Surplus. EDP equipment primarily consists of non-operating software and is depreciated over its useful life, generally not exceeding 5 years. Leasehold improvements are amortized over the lesser of the remaining lease term or the estimated useful life of the leasehold improvement. In connection therewith, for the years ended December 31, 2010 and 2009, depreciation and amortization expense amounted to $18,468 and $22,999, and accumulated depreciation as of December 31, 2010 and 2009 amounted to $139,515 and $122,835, respectively.

      Reclassifications: Certain balances contained in the 2009 and 2008 financial statements have been reclassified to conform to the current year's presentation.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

NOTE 2 - ACCOUNTING ADJUSTMENTS TO STATUTORY BASIS FINANCIAL STATEMENTS

A. CHANGE IN ACCOUNTING PRINCIPLES:

In 2010, the Company adopted the following change in an accounting principle:

SSAP 100

The Company adopted SSAP No. 100, Fair Value Measurements (SSAP 100), effective for reporting periods ending December 31, 2010 and thereafter. SSAP 100 defines fair value, establishes a framework for measuring fair value and expands disclosure requirements regarding fair value measurements but does not change existing guidance about whether an asset or liability is carried at fair value. There were no changes in surplus as a result of this adoption.

In 2009, the Company adopted the following changes in accounting principles:

SSAP 43R

In the third quarter of 2009, the Company adopted SSAP 43R. Pursuant to SSAP 43R, if the fair value of a loan-backed or structured security is less than its amortized cost basis at the balance sheet date, an entity shall assess whether the impairment is other-than temporary. When an impairment is present, SSAP 43R requires the recognition of credit-related OTTI for loan-backed and structured securities when the projected discounted cash flows for a particular security are less than the security's amortized cost. When a credit-related OTTI is present, the amount of OTTI recognized as a realized loss shall be equal to the difference between the investment's amortized cost basis and the present value of cash flows expected to be collected. Under the prescribed OTTI guidance for loan-backed and structured securities in the SSAP 43 that was in effect prior to the third quarter of 2009, OTTI was recognized when the amortized cost basis of a security exceeded undiscounted cash flows and such securities were written down to the amount of the undiscounted cash flows.

SSAP 43R required application to existing and new investments held by a reporting entity on or after September 30, 2009. The guidance in SSAP 43R that was effective in the third quarter of 2009 required the identification of all the loan-backed and structured securities for which an OTTI had been previously recognized and may result in OTTI being recognized on certain securities that previously were not considered impaired under SSAP 43. For this population of securities, if a reporting entity did not intend to sell the security, and had the intent and ability to retain the investment in the security for a period of time sufficient to recover the amortized cost basis, the reporting entity should have recognized the cumulative effect of initially applying SSAP 43R as an adjustment to the opening balance of unassigned funds with a corresponding adjustment to applicable financial statement elements.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

As a result of the adoption of SSAP 43R, the Company recognized the following cumulative effect adjustment (CEA) in its 2009 statutory-basis financial statements, net of the related tax effect:

                                                                          Direct (Charge) or Credit
                                                                            to Unassigned Surplus
                                                                          -------------------------
Gross cumulative effect adjustment (CEA) - Net increase in the
  amortized cost of loan-backed and structured securities at adoption            $   (19,122)
Deferred tax on gross CEA                                                              6,693
                                                                                 -----------
Net cumulative effect of Change in Accounting Principle included in
  the Statement of Capital and Surplus                                           $   (12,429)
                                                                                 ===========

SSAP 10R

On December 7, 2009, the NAIC voted to approve SSAP No. 10R, Income Taxes -- Revised, A Temporary Replacement of SSAP No. 10 (SSAP 10R). The new standard is effective December 31, 2009 for 2009 and 2010 interim and annual periods. The Company adopted SSAP 10R to account for its income taxes in its 2009 annual filing. Income tax expense and deferred tax are recorded, and deferred tax assets are admitted in accordance with SSAP 10R. In addition to the admissibility test on deferred tax assets, SSAP 10R requires assessing the need for a valuation allowance on deferred tax assets. In accordance with the additional requirements, the Company assesses its ability to realize deferred tax assets primarily based on the earnings history, the future earnings potential, the reversal of taxable temporary differences, and the tax planning strategies available to the Company when recognizing deferred tax assets.

In its 2009 annual filing, the Company admitted additional deferred tax assets of $272,916 as a result of the adoption of SSAP 10R. See Note 8 herein for further discussion.

B.    OTHER ADJUSTMENTS TO SURPLUS:

The Company has dedicated significant effort to the resolution of ongoing weaknesses in internal controls. As a result of these remediation efforts, management concluded that adjustments should be made to the assets, liabilities, and surplus to policyholders Capital and Surplus as reported in the Company's 2009, 2008 and 2007 annual statutory basis financial statements. While these adjustments were noteworthy, after evaluating the quantitative and qualitative aspects of these corrections, the Company concluded that its prior period financial statements were not materially misstated and, therefore, no restatement was required. These adjustments resulted in after tax statutory (charges) credits that in accordance with SSAP No. 3 Accounting Changes and Correction of Errors, have been reported as an

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

adjustment to Unassigned Surplus as of January 1, 2010, 2009 and 2008. The impact of these adjustments on policyholder surplus as of January 1, 2010, 2009 and 2008 is as follows:

                                                          POLICYHOLDERS    TOTAL ADMITTED
                                                             SURPLUS            ASSETS       TOTAL LIABILITIES
                                                          -------------    --------------    -----------------
BALANCE AT DECEMBER 31, 2009                              $   5,872,354    $   25,002,928    $      19,130,574
Adjustments to beginning Capital and Surplus:
   Asset realization                                              2,147             2,147                    -
   Liability correction                                         (23,800)                -               23,800
   Income taxes                                                  (6,702)           (6,702)                   -
                                                          -------------    --------------    -----------------
     TOTAL ADJUSTMENTS TO BEGINNING CAPITAL AND SURPLUS         (28,355)           (4,555)              23,800
                                                          -------------    --------------    -----------------
BALANCE AT JANUARY 1, 2010, AS ADJUSTED                   $   5,843,999    $   24,998,373    $      19,154,374
                                                          =============    ==============    =================

An explanation for each of the adjustments for prior period's corrections is described below:

1 - Asset realization - The increase in net admitted assets is primarily the result of (a) an increase in equities and deposits in pools and associations resulting from miscellaneous 2009 audit adjustments identified at the Association after the filling of the Company's 2009 financial statements; partially offset by (b) a decrease in miscellaneous accounts receivable that should have been recorded in prior periods; and (c) other small miscellaneous adjustments.

2 - Liability correction - The increase in total liabilities is primarily the result of (a) an increase in loss reserves to correct prior year calculations related to insolvent reinsurers and commuted reinsurance agreements; (b) an increase in IBNR; (c) a correction of deposit liability balances; and (d) other small miscellaneous adjustments.

3 - Income taxes - The (increase)/decrease in taxes is primarily the result of
(a) adjustments to the deferred tax inventory, and (b) the tax effect of the corresponding change in asset realization and liability corrections.

                                                          POLICYHOLDERS    TOTAL ADMITTED
                                                             SURPLUS            ASSETS       TOTAL LIABILITIES
                                                          -------------    --------------    -----------------
BALANCE AT DECEMBER 31, 2008                              $   5,413,173    $   25,417,968    $      20,004,795
Adjustments to beginning Capital and Surplus:
   Asset realization                                             30,679            30,679                    -
   Liability correction                                         (97,307)                -               97,307
   Federal income taxes (includes $5,044 of
     deemed capital contribution)                                34,026            34,026                    -
                                                          -------------    --------------    -----------------
     TOTAL ADJUSTMENTS TO BEGINNING CAPITAL AND SURPLUS         (32,602)           64,705               97,307
                                                          -------------    --------------    -----------------
BALANCE AT JANUARY 1, 2009, AS ADJUSTED                   $   5,380,571    $   25,482,673    $      20,102,102
                                                          =============    ==============    =================

An explanation for each of the adjustments for prior period's corrections is described below:

1 - Asset realization - The increase in admitted assets is primarily the result of: (a) adjustments reported by the Association as of December 31, 2009 (carrying value of affiliates, foreign exchange, and reinsurance balances); (b) the

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

reversal of a duplicate reinsurance payable balance (which had been netted against reinsurance recoverables); and (c) increases to the carrying values of certain affiliates.

2 - Liability correction - The increase in liabilities is primarily the result of: (a) adjustments to historical carried case and unearned premium reserves;
(b) an adjustment to the revenue recognition policy for a specific insurance contract, resulting in the re-establishment of unearned premium reserves; (c) the accrual of an unrecorded liability for claim handling expenses; and (d) several remediation-related reinsurance accounting adjustments (including reconciliation adjustments and insolvency/commutation write-offs).

3 - Income taxes - The decrease in federal income taxes is primarily the result of: (a) non-admitted prior year income tax receivables that were not settled at year end; (b) adjustment to tax discounting on loss reserves for workers' compensation; (c) deferred tax asset reconciliation to book unrealized gains and unrealized foreign exchange gains, offset by corresponding changes in non-admitted tax assets; (d) removal of duplicated tax deduction for affiliate dividends; and (e) tax deduction for nontaxable book gain.

                                                          POLICYHOLDERS    TOTAL ADMITTED
                                                             SURPLUS            ASSETS       TOTAL LIABILITIES
                                                          -------------    --------------    -----------------
BALANCE AT DECEMBER 31, 2007                              $   7,296,957    $   28,856,420    $      21,559,463
Adjustments to beginning Capital and Surplus:
   Asset realization                                             (9,156)           (9,156)                   -
   Liability correction                                          15,525                 -              (15,525)
   Federal income taxes, net of capital adjustments
     of $58,700                                                  (5,434)           (5,434)                   -
                                                          -------------    --------------    -----------------
     TOTAL ADJUSTMENTS TO BEGINNING CAPITAL AND SURPLUS             935           (14,590)             (15,525)
                                                          -------------    --------------    -----------------
BALANCE AT JANUARY 1, 2008, AS ADJUSTED                   $   7,297,892    $   28,841,830    $      21,543,938
                                                          =============    ==============    =================

An explanation for each of the adjustments for prior period's corrections is described below:

Asset realization: The Company identified that a commuted retroactive ceded reinsurance reserve asset should have been written-off in a prior year.

Liability correction: The Company determined that certain inter company balances relating to American Home's Japan Branch were unsupported.

Federal income taxes (current and deferred): The change in federal income tax expense is primarily related to an increase in provisions for potential tax exposures, and corrections to the deferred income tax inventory and the current tax receivable. Certain corrections to gross deferred tax assets were non-admitted by the Company, resulting in no impact in the table above.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

NOTE 3 - INVESTMENTS

STATUTORY FAIR VALUE OF FINANCIAL INSTRUMENTS:

The following table presents the carrying amount and statutory fair values of the Company's financial instruments as of December 31, 2010 and 2009.

                                                                 2010                          2009
                                                     ---------------------------   ---------------------------
                                                       CARRYING      STATUTORY       CARRYING       STATUTORY
                                                        AMOUNT       FAIR VALUE       AMOUNT       FAIR VALUE
                                                     ------------   ------------   ------------   ------------
Assets:
   Bonds                                             $ 15,148,888   $ 15,493,142   $ 16,002,641   $ 16,447,457
   Common stocks                                          397,460        397,460      1,031,425      1,031,425
   Preferred stocks                                        90,886         90,886        121,584        121,933
   Other invested assets                                1,574,423      1,574,423      1,382,807      1,382,807
   Cash and short-term investments                      2,620,910      2,620,910      1,387,729      1,387,729
   Receivable for securities                                1,146          1,146          1,582          1,582
   Equities in underwriting pools and associations        544,719        544,719        570,343        570,343
Liabilities:
   Derivative liability                              $      4,250   $      4,250   $          -   $          -
   Collateral deposit liability                           404,450        404,450        417,834        417,834
                                                     ------------   ------------   ------------   ------------

The methods and assumptions used in estimating the statutory fair values of financial instruments are as follows:

      - The fair values of bonds, unaffiliated common stocks and preferred stocks are based on fair values that reflect the price at which a security would sell in an arm's length transaction between a willing buyer and seller. As such, sources of valuation include third party pricing sources, stock exchange, broker or custodian or SVO.

      - The statutory fair values of affiliated common stocks are based on the underlying equity of the respective entity's financial statements.

      - Other invested assets include primarily partnerships and joint ventures. Fair values are based on the net asset value of the respective entity's financial statements.

      - The fair values of derivatives are valued using quoted prices in active markets and other market-evidence whenever possible, including market-based inputs to model, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency.

      - The carrying value of all other financial instruments approximates fair value.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

The amortized cost and fair values of the Company's bond investments as of December 31, 2010 and 2009 are outlined in the table below:

                                                                          GROSS         GROSS
                                                        AMORTIZED      UNREALIZED     UNREALIZED       FAIR
                                                           COST           GAINS         LOSSES         VALUE
                                                       ------------   ------------   ------------   ------------
AS OF DECEMBER 31, 2010
   U.S. governments                                    $  1,305,760   $     15,665   $      8,631   $  1,312,794
   All other governments                                    567,033         17,293          1,187        583,139
   States, territories and possessions                    2,097,245        106,740          4,276      2,199,709
   Political subdivisions of states, territories and
      possessions                                         2,808,873         95,840         13,723      2,890,990

   Special revenue and special assessment
      obligations and all non-guaranteed
      obligations of agencies and authorities
      and their political subdivisions                    6,238,798        198,038         59,040      6,377,796
   Industrial and miscellaneous                           2,131,179         58,156         60,621      2,128,714
                                                       ------------   ------------   ------------   ------------
     TOTAL BONDS, AS OF DECEMBER 31, 2010              $ 15,148,888   $    491,732   $    147,478   $ 15,493,142
                                                       ============   ============   ============   ============

                                                                          GROSS          GROSS
                                                        AMORTIZED      UNREALIZED     UNREALIZED       FAIR
                                                           COST           GAINS         LOSSES         VALUE
                                                       ------------   ------------   ------------   ------------
AS OF DECEMBER 31, 2009
   U.S. governments                                    $    540,549   $      3,443   $      7,737   $    536,255
   All other governments                                    489,169         10,356          2,997        496,528
   States, territories and possessions                    2,315,485        128,208         13,486      2,430,207
   Political subdivisions of states, territories and
      possessions                                         3,090,767        133,226          5,565      3,218,428
   Special revenue and special assessment
      obligations and all non-guaranteed
      obligations of agencies and authorities
      and their political subdivisions                    7,893,035        261,797         50,132      8,104,700
   Industrial and miscellaneous                           1,673,636         20,467         32,764      1,661,339
                                                       ------------   ------------   ------------   ------------
     TOTAL BONDS, AS OF DECEMBER 31, 2009              $ 16,002,641   $    557,497   $    112,681   $ 16,447,457
                                                       ============   ============   ============   ============

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

The amortized cost and fair values of bonds at December 31, 2010, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.

                                                         AMORTIZED
                                                            COST      FAIR VALUE
                                                       ------------   -----------
Due in one year or less                                $    366,369   $   367,827
Due after one year through five years                     2,948,322     3,053,279
Due after five years through ten years                    3,737,804     3,910,089
Due after ten years                                       7,439,823     7,564,632
Structured securities                                       656,570       597,315
                                                       ------------   -----------
   TOTAL BONDS                                         $ 15,148,888   $15,493,142
                                                       ============   ===========

Proceeds from sales and gross realized gains and gross realized losses were as follows:

FOR THE YEARS ENDED DECEMBER 31,              2010                        2009                         2008
                                    ------------------------    ------------------------    ------------------------
                                                    EQUITY                      EQUITY                      EQUITY
                                      BONDS       SECURITIES      BONDS       SECURITIES      BONDS       SECURITIES
                                    ----------    ----------    ----------    ----------    ----------    ----------
Proceeds from sales                 $4,652,824    $1,078,800    $3,921,920    $1,636,318    $6,117,426    $2,755,122
Gross realized gains                    99,350       536,459        36,760       628,427        80,829       255,843
Gross realized losses                   28,656        15,017        46,196       225,886       125,139       487,333

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

The cost or amortized cost and fair value of the Company's common and preferred stocks as of December 31, 2010 and 2009 are set forth in the table below:

                                            DECEMBER 31, 2010
-----------------------------------------------------------------------------------------------------
                                         COST OR      GROSS        GROSS
                                        AMORTIZED   UNREALIZED   UNREALIZED      FAIR       CARRYING
                                          COST        GAINS        LOSSES        VALUE       VALUE
                                       ----------   ----------   ----------   ----------   ----------
Common stocks:
   Affiliated                          $  339,955   $   33,987   $   16,219   $  357,723   $  357,723
   Non-affiliated                          31,198        8,867          328       39,737       39,737
                                       ----------   ----------   ----------   ----------   ----------
     TOTAL                             $  371,153   $   42,854   $   16,547   $  397,460   $  397,460
                                       ==========   ==========   ==========   ==========   ==========

Preferred stocks:
   Non-affiliated                      $   79,211   $   11,675   $        -   $   90,886   $   90,886
                                       ----------   ----------   ----------   ----------   ----------
     TOTAL                             $   79,211   $   11,675   $        -   $   90,886   $   90,886
                                       ==========   ==========   ==========   ==========   ==========

                                            DECEMBER 31, 2009
-----------------------------------------------------------------------------------------------------
                                         COST OR      GROSS        GROSS
                                        AMORTIZED   UNREALIZED   UNREALIZED      FAIR       CARRYING
                                          COST        GAINS        LOSSES        VALUE       VALUE
                                       ----------   ----------   ----------   ----------   ----------
Common stocks:
   Affiliated                          $  183,313   $    9,594   $   55,546   $  137,361   $  137,361
   Non-affiliated                         403,196      535,657       44,789      894,064      894,064
                                       ----------   ----------   ----------   ----------   ----------
     TOTAL                             $  586,509   $  545,251   $  100,335   $1,031,425   $1,031,425
                                       ==========   ==========   ==========   ==========   ==========

Preferred stocks:
   Non-affiliated                      $  107,923   $   14,066   $       55   $  121,933   $  121,584
                                       ----------   ----------   ----------   ----------   ----------
     TOTAL                             $  107,923   $   14,066   $       55   $  121,933   $  121,584
                                       ==========   ==========   ==========   ==========   ==========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

The fair value together with the aging of the gross pre-tax unrealized losses with respect to the Company's bonds and stocks as of December 31, 2010 and 2009 is set forth in the table below:

                                    LESS THAN 12 MONTHS      12 MONTHS OR LONGER                TOTAL
                                 ------------------------   ----------------------   -------------------------
                                    FAIR       UNREALIZED     FAIR      UNREALIZED      FAIR        UNREALIZED
DESCRIPTION OF SECURITIES           VALUE       LOSSES        VALUE       LOSSES        VALUE         LOSSES
------------------------------   -----------   ----------   ---------   ----------   ------------   ----------
As of December 31, 2010:
  U. S. governments              $   349,766   $    8,631   $       -   $        -   $    349,766   $    8,631
  All other governments              117,994        1,187           -            -        117,994        1,187
  States, territories and            255,356        4,276           -            -        255,356        4,276
     possessions
  Political subdivisions
     of states, territories and
     possessions                     661,980       13,723           -            -        661,980       13,723
  Special revenue                  1,542,522       44,779      80,600       14,261      1,623,122       59,040
  Industrial and miscellaneous       672,482       59,489       6,933        1,132        679,415       60,621
                                 -----------   ----------   ---------   ----------   ------------   ----------
  TOTAL BONDS                      3,600,100      132,085      87,533       15,393      3,687,633      147,478
                                 -----------   ----------   ---------   ----------   ------------   ----------
  Affiliated                         289,975       10,694      12,200        5,525        302,175       16,219
  Non-affiliated                         338           39           -          289            338          328
                                 -----------   ----------   ---------   ----------   ------------   ----------
  Common stock                       290,313       10,733      12,200        5,814        302,513       16,547
                                 -----------   ----------   ---------   ----------   ------------   ----------
  TOTAL STOCKS                       290,313       10,733      12,200        5,814        302,513       16,547
                                 -----------   ----------   ---------   ----------   ------------   ----------
  TOTAL BONDS AND STOCKS         $ 3,890,413   $  142,818   $  99,733   $   21,207   $  3,990,146   $  164,025
                                 ===========   ==========   =========   ==========   ============   ==========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

                                    LESS THAN 12 MONTHS       12 MONTHS OR LONGER              TOTAL
                                 ------------------------   ----------------------   -------------------------
                                    FAIR       UNREALIZED     FAIR      UNREALIZED      FAIR        UNREALIZED
DESCRIPTION OF SECURITIES           VALUE        LOSSES       VALUE       LOSSES        VALUE         LOSSES
------------------------------   -----------   ----------   ---------   ----------   ------------   ----------
As of December 31, 2009:
  U. S. governments              $   459,676   $    7,737   $       -   $        -   $    459,676   $    7,737
  All other governments              101,140          635      35,900        2,362        137,040        2,997
  States, territories and            207,104        6,894      62,643        6,592        269,747       13,486
     possessions
  Political subdivisions of
     states, territories and
     possessions                     236,002        5,065      15,884          500        251,886        5,565
  Special revenue                    895,012       15,437     596,657       34,695      1,491,669       50,132
  Industrial and
     miscellaneous                   306,798       32,247         660          517        307,458       32,764
                                 -----------   ----------   ---------   ----------   ------------   ----------
  TOTAL BONDS                      2,205,732       68,015     711,744       44,666      2,917,476      112,681
                                 -----------   ----------   ---------   ----------   ------------   ----------
  Affiliated                          79,958       44,519      24,300       11,027        104,258       55,546
  Non-affiliated                      72,640       19,952      66,442       24,837        139,082       44,789
                                 -----------   ----------   ---------   ----------   ------------   ----------
  Common stock                       152,598       64,471      90,742       35,864        243,340      100,335
                                 -----------   ----------   ---------   ----------   ------------   ----------
  Preferred Stock                     11,739           55           -            -         11,739           55
                                 -----------   ----------   ---------   ----------   ------------   ----------
  TOTAL STOCKS                       164,337       64,526      90,742       35,864        255,079      100,390
                                 -----------   ----------   ---------   ----------   ------------   ----------
  TOTAL BONDS AND STOCKS         $ 2,370,069   $  132,541   $ 802,486   $   80,530   $  3,172,555   $  213,071
                                 ===========   ==========   =========   ==========   ============   ==========

The Company reported write-downs on its bond investments due to OTTI in fair value of $49,894, $38,733 and $28,758 in 2010, 2009 and 2008, respectively and reported write-downs on its common and preferred stock investments due to OTTI in fair value of $33,261, $38,827 and $437,833 during 2010, 2009 and 2008, respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

During 2010, 2009 and 2008, the Company reported the following write-downs on its joint venture and partnership investments due to an OTTI in fair value:

FOR THE YEARS ENDED DECEMBER 31,                      2010        2009        2008
                                                   ---------   ---------    --------
General Atlantic Partners 70, L.P.                 $  11,535   $        -   $      -
General Atlantic Partners 74, L.P.                    14,793            -          -
General Atlantic Partners 77, L.P.                     6,326            -          -
NEF Kamchia Co-Investment Fund, L.P.                  12,803            -          -
Prides Capital Fund I LP                              10,778            -          -
RH Fund 1, L.P.                                        6,940            -          -
AIG Black Sea Holding, L.P. (BTC Investment)               -       57,728          -
AIG Private Equity Portfolio, L.P.                         -        3,542          -
Arrowpath Fund II, L.P.                                    -        4,973          -
Blackstone Kalix Fund L.P.                                 -        3,179          -
Brencourt Multi-Strategy, L.P.                             -        3,899          -
Capvest Equity Partners, L.P.                              -       13,372          -
Electra European Fund II                                   -       17,266          -
J.C. Flowers Fund II, L.P.                                 -       20,286          -
Meritage Private Equity Fund, L.P.                         -        1,239          -
Valueact Capital Partners III                              -        8,811          -
AZ Auto Hldgs LLC                                          -        4,102          -
Valueact Capital Partners                                  -            -      2,270
Spencer Capital Opportunity Fund LLP                       -            -      1,213
Items less than $1.0 million                               -        2,255      2,380
                                                   ---------   ---------    --------
   TOTAL                                           $  63,175   $  140,652   $  5,863
                                                   =========   ==========   ========

Securities carried at an amortized cost of $1,363,230 and $1,210,917 were deposited with regulatory authorities as required by law as of December 31, 2010 and 2009, respectively.

During 2010, 2009 and 2008, included in Net Investment Income Earned were investment expenses of $17,034, $11,116 and $8,439, respectively and interest expense of $348, $9,737 and $27,739, respectively.

The degree of judgment used in measuring the fair value of financial instruments generally correlates with the level of pricing observability. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments traded in other-than-active markets or that do not have quoted prices have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. An active market is one in which transactions for the asset or liability being valued occur with sufficient frequency and volume to provide pricing information on an ongoing basis. An other-than-active market is one in which there are few transactions, the prices are not current, price quotations vary substantially either over time or among market makers, or in which little information is released publicly for the asset or liability being valued. Pricing observability is affected by a number of factors, including the

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction and general market conditions.

The standard defines three "levels" based on observability of inputs available in the marketplace used to measure fair value. Such levels are:

      - Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

      - Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable at commonly quoted intervals.

      - Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability.

Bonds, Common Stocks, Preferred Stocks and Derivatives:

The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company uses fair values for bonds, common stocks, preferred stocks and derivatives with NAIC ratings of 3 or below where fair value is less than amortized cost. When fair values are not available, fair values are obtained from third party pricing sources.

The following table presents information about financial instruments carried at fair value on a recurring basis and indicates the level of the fair value measurement per SSAP 100 as of December 31, 2010 and 2009:

                                         DECEMBER 31, 2010
                       --------------------------------------------------
                         Level 1      Level 2       Level 3      Total
                       ----------   ----------    ----------   ----------
Bonds                  $        -   $    3,612    $    2,904   $    6,516
Common stocks              36,311        3,426             -       39,737
Preferred stocks                -       90,886             -       90,886
Derivative liability            -       (4,250)            -       (4,250)
                       ----------   ----------    ----------   ----------
Total                  $   36,311   $   93,674    $    2,904   $  132,889
                       ==========   ==========    ==========   ==========

                                         DECEMBER 31, 2009
                       --------------------------------------------------
                         Level 1      Level 2       Level 3      Total
                       ----------   ----------    ----------   ----------
Bonds                  $        -   $    8,462    $   37,738   $   46,200
Common stocks             880,282       13,782             -      894,064
Preferred stocks                -      117,676         2,905      120,581
                       ----------   ----------    ----------   ----------
Total                  $  880,282   $  139,920    $   40,643   $1,060,845
                       ==========   ==========    ==========   ==========

The following table presents changes during 2010 and 2009 in Level 3 financial instruments measured at fair value on a recurring basis, and the realized and unrealized gains (losses) recorded in income during 2010 and 2009 related to the

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

Level 3 financial instruments that remained in the balance sheet at December 31, 2010 and 2009.

                                                               Net Realized and Unrealized    Unrealized  Purchases,
                                                             Gains (Losses) Included in Net     Gains        Sales,
                    Balance                                       Investment Income and        (Losses)    Issuances,   Balance at
                  Beginning of                                    Realized Capital Gains     Included in  Settlements  December 31,
                     Year       Transfers In  Transfers Out             (Losses)               Surplus        Net         2010
                  ------------  ------------  -------------  ------------------------------  -----------  -----------  ------------
Bonds             $     37,738  $      2,904  $     (32,212) $                       (8,652) $    10,049  $    (6,923) $      2,904
Common stocks                -             -              -                               -            -            -             -
Preferred stocks         2,905             -           (520)                              -          438       (2,823)            -
                  ------------  ------------  -------------  ------------------------------  -----------  -----------  ------------
Total             $     40,643  $      2,904  $     (32,732) $                       (8,652) $    10,487  $    (9,746) $      2,904
                  ============  ============  =============  ==============================  ===========  ===========  ============

                                                 Net Realized and Unrealized    Unrealized Gains
                    Balance                    Gains (Losses) Included in Net        (Losses)     Purchases, Sales,   Balance at
                  Beginning of  Transfers In       Investment Income and          Included in        Issuances,      December 31,
                       Year         (Out)      Realized Capital Gains (Losses)       Surplus      Settlements, Net      2009
                  ------------  ------------   -------------------------------  ----------------  -----------------  ------------
Bonds             $     44,055  $      7,601   $                       (23,257) $         14,459  $          (5,120) $     37,738
Common stocks            8,660        (7,644)                                -            (1,016)                 -             -
Preferred stocks             -         3,033                                 -              (128)                 -         2,905
                  ------------  ------------   -------------------------------  ----------------  -----------------  ------------
Total             $     52,715  $      2,990   $                       (23,257) $         13,315  $          (5,120) $     40,643
                  ============  ============   ===============================  ================  =================  ============

Other Invested Assets:

The Company initially estimates the fair value of investments in joint ventures and limited partnerships (predominately private limited partnerships and certain hedge funds) by reference to transaction price. Subsequently, the Company obtains the fair value of these investments generally from net asset value information provided by the general partner or manager of the investments, the financial statements of which are audited annually. The Company considers observable market data and performs due diligence procedures in validating the appropriateness of using the net asset value as a fair value measurement.

The Company also measures the fair value of certain assets such as joint ventures and limited partnerships included in other invested assets on a non-recurring basis when events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. The Company did not have other invested assets measured at fair value on a non-recurring basis as of December 31, 2010 and 2009.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

Loan-Backed and Structured Securities:

The following table summarizes the OTTI recorded during the year for loan-backed and structured securities due to the Company's intent to sell or its inability or lack of intent to hold such securities:

                                                                         OTHER-THAN-
                                               AMORTIZED COST BASIS       TEMPORARY
                                                BEFORE OTHER-THAN-        IMPAIRMENT
                                               TEMPORARY IMPAIRMENT   RECOGNIZED IN LOSS   FAIR VALUE
                                               --------------------   ------------------   ----------
OTTI RECOGNIZED
   Intent to Sell                              $              8,337   $            1,503   $    6,834
   Inability or lack of intent to retain the
     investment in the security for a period
     of time sufficient to recover the
     amortized cost basis                                         -                    -            -
                                               --------------------   ------------------   ----------
   ANNUAL AGGREGATE TOTAL                      $              8,337   $            1,503   $    6,834
                                               ====================   ==================   ==========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

At December 31, 2010, the Company held the following loan-backed and structured securities for which it had recognized credit-related OTTI based on the fact that the present value of projected cash flows expected to be collected was less than the amortized cost of the securities:

                   BOOK/ADJUSTED
                   CARRYING VALUE
                   AMORTIZED COST   PRESENT VALUE OF
                   BEFORE CURRENT    PROJECTED CASH    RECOGNIZED   AMORTIZED COST
CUSIP               PERIOD OTTI           FLOWS           OTTI        AFTER OTTI     FAIR VALUE
                   --------------   ----------------   ----------   --------------   ----------
126694A40          $          172   $            169   $        3   $          169   $      147
23243AAB2                   8,944              8,803          142            8,803        6,487
39538AAC0                   3,528              3,480           48            3,480        1,910
39538BAB0                   3,594              3,537           57            3,537        1,879
39538CAC6                   3,564              3,522           42            3,522        1,230
52525LAQ3                   6,237              5,301          935            5,301        3,377
57645TAA5                   8,168              8,043          125            8,043        4,449
02150KBB4                     346                242          104              242          406
126694A40                     166                156           10              156          161
23243AAB2                   8,823              8,545          280            8,545        7,072
39538AAC0                   3,528              3,454           74            3,454        2,129
39538BAB0                   3,594              3,570           25            3,570        2,180
39538CAC6                   3,567              3,473           93            3,473        1,630
57645TAA5                   7,757              7,560          197            7,560        4,602
126694A40                     154                147            7              147          159
23243AAB2                   8,617              8,372          245            8,372        7,209
39538CAC6                   3,496              2,916          580            2,916        1,669
57645TAA5                   7,150              6,894          255            6,894        4,228
39538AAC0                   3,469              3,407           62            3,407        2,486
02150KBB4                     255                239           15              239          239
126694A40                     146                136            9              136          155
02150KBB4                     242                165           77              165          165
126694A40                     138                105           33              105          156
52525LAQ3                   3,324              3,254           70            3,254        2,418
57645TAA5                     320                316            3              316          294
                   --------------   ----------------   ----------   --------------   ----------
GRAND TOTAL        $       89,299   $         85,806   $    3,491   $       85,806   $   56,837
                   ==============   ================   ==========   ==============   ==========


At December 31, 2010 and 2009, the Company held securities with unrealized losses (fair value is less than cost or amortized cost) for which OTTI had not been recognized in earnings as a realized loss. Such unrealized losses include securities with a recognized OTTI for non interest (i.e. credit) related declines that were recognized in earnings, but for which an associated interest related decline has not been recognized in earnings as a realized loss. The aggregate

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

amount of unrealized losses and fair values for such securities, segregated between those securities that have been in a continuous unrealized loss position for less than 12 months and greater than 12 months, respectively, were as follows:

                                               DECEMBER 31, 2010
--------------------------------------------------------------------------------------------------------------------
                                               Less than 12             12 Months or
                                                  Months                   Longer                     Total
                                         -----------------------   -----------------------   -----------------------
                                                      Unrealized                Unrealized                Unrealized
Description of Securities                Fair Value     Losses     Fair Value     Losses     Fair Value     Losses
-------------------------------------    ----------   ----------   ----------   ----------   ----------   ----------

Loan-backed Securities                   $  572,376   $   58,253   $    6,298   $    1,130   $  578,674   $   59,383
                                         ----------   ----------   ----------   ----------   ----------   ----------
Total temporarily impaired securities    $  572,376   $   58,253   $    6,298   $    1,130   $  578,674   $   59,383
                                         ==========   ==========   ==========   ==========   ==========   ==========

                                               DECEMBER 31, 2009
--------------------------------------------------------------------------------------------------------------------
                                               Less than 12             12 Months or
                                                  Months                   Longer                     Total
                                         -----------------------   -----------------------   -----------------------
                                                      Unrealized                Unrealized                Unrealized
Description of Securities                Fair Value     Losses     Fair Value     Losses     Fair Value     Losses
-------------------------------------    ----------   ----------   ----------   ----------   ----------   ----------
Loan-backed Securities                   $   39,240   $   23,923   $      660   $      517   $   39,900   $   24,440
                                         ----------   ----------   ----------   ----------   ----------   ----------
Total temporarily impaired securities    $   39,240   $   23,923   $      660   $      517   $   39,900   $   24,440
                                         ==========   ==========   ==========   ==========   ==========   ==========

In its OTTI assessment, the Company considers all information relevant to the collectability of the security, including past history, current conditions and reasonable forecasts when developing an estimate of future cash flows. Relevant analyst reports and forecasts for the asset class also receive appropriate consideration. The Company also considers how credit enhancements affect the expected performance of the security. In addition, the Company also considers its cash and working capital requirements and generally considers expected cash flows in relation to its business plans and how such forecasts affect the intent and ability to hold such securities to recovery of their amortized cost.

During 2010, the Company and certain of its affiliated insurance companies purchased various series of Class A Notes from Metropolis II, LLC
("Metropolis"). Each series of notes issued by Metropolis are collateralized by a single asset backed security (or in one series, four asset backed securities), primarily, collateralized loan obligations.

The Class A Notes were created as part of securitization transactions during 2010, in which the collateral was transferred to Metropolis by AIG Financial Products Corp. (AIG-FP), an affiliate of the Company, through one of AIG-FP's wholly-owned subsidiaries. In exchange for the underlying collateral, AIG-FP and its wholly-owned subsidiary received cash equal in amount to the purchase price of the Class A Notes, and Class B Notes issued by Metropolis as part of the series.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

The Company's and its affiliated insurance companies' participation in the purchase of Class A Notes during 2010 is as follows (par and purchase price each converted to US dollars as of the acquisition date):

COMPANY                                              PAR PURCHASED   PURCHASE PRICE
-------------------------------------------------    -------------   -------------
National Union                                       $     852,455   $     808,335
American Home                                              423,421         402,213
C&I                                                        275,223         261,438
Lexington Insurance Company                                423,421         402,213
Chartis Select Insurance Company                           275,223         261,438
                                                     -------------   -------------
   Total                                             $   2,249,743   $   2,135,637
                                                     =============   =============

Of the thirteen Class A Notes issued by Metropolis and purchased by the Company and its affiliates, eight series are denominated in euros, the same currency as the collateral underlying that series. The Company and each of the affiliated insurance companies participating in the transactions entered into cross-currency swaps with AIG Markets, Inc. to hedge the foreign currency risk associated with the euro-denominated Class A Notes.

Pursuant to the Company's cross-currency swaps, the Company will periodically make payments in euros in exchange for a receipt of a payment in US dollars on fixed dates and fixed exchange rates. The Company is therefore exposed under this type of contract to fluctuations in value of the swaps due to changes in exchange rates. This exposure in the value of euro payments offsets the Company's exposure to changes in the value of euro receipts on the Metropolis Class A Notes discussed above.

Credit Risk: The current credit exposure of the Company's derivative contracts is limited to the fair value of such contracts that are favorable to the Company at the reporting date. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral.

Cash Requirements: The Company is not subject to collateral requirements on the cross-currency swaps. On swap payment dates, the Company is required to make a payment in euros equal to the amount of euros physically received on the Metropolis Class A Notes.

The Company has determined that the cross-currency swaps do not qualify for hedge accounting under the criteria set forth in SSAP No. 86, entitled Accounting for Derivative Instruments and Hedging Transactions. As a result, the Company's swap agreements are accounted for at fair value and the changes in fair value are recorded as unrealized gains or unrealized losses in the Statements of Income and Changes in Capital and Surplus.

The initial notional amount of each swap matched the par amounts of Class A Notes purchased. The notional amount on these swaps reduces over time, to match reductions in the par amounts of the related Class A Notes owned by the Company and its affiliates (e.g., resulting from principal repayments or sales). The aggregate outstanding notional amount of the swaps as of December 31, 2010 was EUR 1,252,015.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

The following table summarizes the realized and unrealized capital gains or losses, the notional amount and the fair value of the cross-currency swaps held by the Company and its affiliates as of and for the year ended December 31, 2010:

                                             AS OF DECEMBER 31, 2010        YEAR ENDED DECEMBER 31, 2010
                                         -----------------------------    ---------------------------------
                                           OUTSTANDING                                        UNREALIZED
                                            NOTIONAL       ESTIMATED      REALIZED CAPITAL   CAPITAL GAINS /
                                             AMOUNT        FAIR VALUE     GAINS / (LOSSES)     (LOSSES)
                                         --------------   ------------    ----------------   --------------
COMPANY
National Union                           euro   493,005   $    (11,263)   $          2,580   $      (11,263)
American Home                                   230,003         (4,250)                913           (4,250)
C&I                                             149,502         (2,762)                593           (2,762)
Lexington Insurance Company                     230,003         (4,250)                913           (4,250)
Chartis Select Insurance Company                149,502         (2,762)                593           (2,762)
                                         --------------   ------------    ----------------   --------------
   Total                                 euro 1,252,015   $    (25,287)   $          5,592   $      (25,287)
                                         ==============   ============    ================   ==============

NOTE 4 - RESERVES FOR LOSSES AND LAE

A reconciliation of the Company's reserves for losses and LAE as of December 31, 2010, 2009 and 2008 is set forth in the table below:

                                                               2010           2009            2008
                                                          ------------    ------------    ------------
RESERVES FOR LOSSES AND LAE, END OF PRIOR YEAR            $ 13,482,501    $ 13,268,600    $ 13,732,102
Incurred losses and LAE related to:
   Current accident year                                     4,074,495       4,528,746       5,573,146
   Prior accident years                                      1,904,603         939,381         (30,723)
     TOTAL INCURRED LOSSES AND LAE                           5,979,098       5,468,127       5,542,423

Paid losses and LAE related to:
   Current accident year                                    (1,206,965)     (1,426,132)     (1,689,045)
   Prior accident years                                     (3,871,541)     (3,828,094)     (4,316,880)
     TOTAL PAID LOSSES AND LAE                              (5,078,506)     (5,254,226)     (6,005,925)
                                                          ------------    ------------    ------------
RESERVES FOR LOSSES AND LAE, AS OF DECEMBER 31,           $ 14,383,093    $ 13,482,501    $ 13,268,600
                                                          ============    ============    ============

Following completion of its annual comprehensive loss reserve review, the Company recorded a $1,506,600 reserve charge, for the fourth quarter of 2010 to strengthen loss reserves, reflecting adverse development on prior accident years in classes of business with long reporting tails. Four classes -- asbestos, excess casualty, excess workers' compensation, and primary workers' compensation -- comprise approximately 80 percent of

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

the total charge. The majority of the reserve strengthening relates to development in accident years 2005 and prior. These adjustments reflect management's current best estimate of the ultimate value of the underlying claims. These liabilities are necessarily subject to the impact of future changes in claim severity and frequency, as well as numerous other factors. Although the Company believes that these estimated liabilities are reasonable, because of the extended period of time over which such claims are reported and settled, the subsequent development of these liabilities in future periods may not conform to the assumptions inherent in their determination and, accordingly, may vary materially from the amounts previously recorded. To the extent actual emerging loss experience varies from the current assumptions used to determine these liabilities, they will be adjusted to reflect actual experience. Such adjustments, to the extent they occur, will be reported in the period recognized. AIG continues to monitor these liabilities and will take active steps to mitigate future adverse development. Additionally, during 2010, National Union commuted its quota share and stop loss reinsurance agreements with Chartis Specialty Insurance Company (Chartis Specialty) resulting in a net decrease in reserves of $1,180,170, offset by an increase of $794,667 from its commutation of a multi year reinsurance agreement with American International Reinsurance Company, Ltd. (AIRCO). Refer to Note 6.

For 2009, the Company experienced significant adverse loss and LAE reserve development, including accretion of loss reserve discount. The adverse development was almost entirely attributable to the Excess Casualty and Excess Workers Compensation classes of business. The Company modified its loss development assumptions for each of these classes of business in 2009 in response to the higher than expected loss emergence. For 2008, the development was slightly favorable prior to accretion of the workers compensation discount, and slightly adverse after recognition of accretion of the discount. Favorable development in Directors & Officers liability and other classes of business offset adverse development in the Company's Excess Casualty business. The adverse development in Excess Casualty was primarily related to accident years 2003 and prior.

In calendar year 2008, two transactions resulted in a significant increase in paid loss with a corresponding decrease in loss reserves. These transactions were the result of the American Home Canadian Branch novation (see Note 5E) and the Foreign Operations restructuring. The total calendar year paid losses as a result of these events were approximately $331,200 and $306,000 for the Canada novation and Foreign Operations restructuring, respectively. These payments are spread over multiple accident years and resulted in modest beneficial development of about $21,600. In addition, in 2008, the Company recorded paid losses of $108,000 relating to one credit excess of loss assumed treaty applicable to accident year 2008. There will be no additional impact from this treaty as the full limits of the treaty have been paid. Additionally, the 2009 paid losses and LAE reflect the commutation of the 21st Century Personal Auto Group. See Note 5E for further details.

As of December 31, 2010, 2009 and 2008, the Company's reserves for losses and LAE have been reduced by anticipated salvage and subrogation of $169,676, $166,812 and $178,706, respectively. In addition, the Company recorded $50,400 of salvage from a related party, as a direct reduction of outstanding reserves.

As of December 31, 2010, 2009 and 2008, the Company's reserves for losses and LAE have been reduced by credits for reinsurance recoverable of $4,364,556, $5,336,235 and $5,340,598 respectively (exclusive of inter-company pooling).

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

ASBESTOS AND ENVIRONMENTAL RESERVES

The Company continues to receive indemnity claims asserting injuries from toxic waste, hazardous substances, asbestos and other environmental pollutants and alleged damages to cover the clean-up costs of hazardous waste dump sites (environmental claims). Estimation of environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques. Environmental claims development is affected by factors such as inconsistent court resolutions, the broadening of the intent of policies and scope of coverage and increasing number of new claims. The Company and other industry members have and will continue to litigate the broadening judicial interpretation of policy coverage and the liability issues. If the courts continue in the future to expand the intent of the policies and the scope of the coverage, as they have in the past, additional liabilities would emerge for amounts in excess of reserves held. This emergence cannot now be reasonably estimated, but could have a material impact on the Company's future operating results or financial position.

The Company's environmental exposure arises from the sale of general liability, product liability or commercial multi peril liability insurance, or by assumption of reinsurance within these lines of business.

The Company tries to estimate the full impact of the asbestos and environmental exposure by establishing full case basis reserves on all known losses and establishes bulk reserves for IBNR losses and LAE based on management's judgment after reviewing all the available loss, exposure, and other information.

The Company's asbestos and environmental related loss and LAE reserves (including case & IBNR reserves) for the year ended December 31, 2010, 2009 and 2008, gross and net of reinsurance credits, are as follows:

                                                          ASBESTOS LOSSES                      ENVIRONMENTAL LOSSES
                                             ---------------------------------------    -----------------------------------
                                                 2010          2009           2008         2010         2009        2008
                                             -----------    ----------    ----------    ---------    ---------    ---------
Direct:

Loss and LAE reserves, beginning of year     $   890,649    $  905,283    $  983,032    $  88,550    $ 105,450    $ 137,135

    Incurred losses and LAE                      818,692       175,575        98,429        5,138       (3,738)     (13,665)
    Calendar year paid losses and LAE           (172,915)     (190,209)     (176,178)     (25,772)     (13,162)     (18,020)
                                             -----------    ----------    ----------    ---------    ---------    ---------

LOSS AND LAE RESERVES, END OF YEAR           $ 1,536,426    $  890,649    $  905,283    $  67,916    $  88,550    $ 105,450
                                             ===========    ==========    ==========    =========    =========    =========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

                                                         ASBESTOS LOSSES                      ENVIRONMENTAL LOSSES
                                             --------------------------------------    -----------------------------------
                                                2010          2009          2008          2010        2009          2008
                                             ----------    ----------    ----------    ---------    ---------    ---------
Assumed:

Loss and LAE reserves, beginning of year     $   85,957    $   86,374    $   89,654    $   5,744    $   5,077    $   5,933

   Incurred losses and LAE                       87,026        (1,517)       12,578        1,066          856         (735)
   Calendar year paid losses and LAE            (18,597)        1,100       (15,858)      (1,334)        (189)        (121)
                                             ----------    ----------    ----------    ---------    ---------    ---------

LOSS AND LAE RESERVES, END OF YEAR           $  154,386    $   85,957    $   86,374    $   5,476    $   5,744    $   5,077
                                             ==========    ==========    ==========    =========    =========    =========

Net of reinsurance:

Loss and LAE reserves, beginning of year     $  393,257    $  414,790    $  464,090    $  48,761    $  57,647    $  71,628

   Incurred losses and LAE                      422,050        54,172        27,666        6,963        1,800           32
   Calendar year paid losses and LAE            (81,934)      (75,705)      (76,966)     (14,028)     (10,686)     (14,013)
                                             ----------    ----------    ----------    ---------    ---------    ---------

LOSS AND LAE RESERVES, END OF YEAR           $  733,373    $  393,257    $  414,790    $  41,696    $  48,761    $  57,647
                                             ==========    ==========    ==========    =========    =========    =========

The amount of ending reserves for Bulk and IBNR included in the table above for Asbestos and Environmental losses is as follows:

                                            ASBESTOS LOSSES                 ENVIRONMENTAL LOSSES
                                 -----------------------------------   ---------------------------------
                                     2010         2009        2008        2010       2009        2008
                                 -----------   ---------   ---------   ---------   ---------   ---------
Direct basis                     $ 1,127,844   $ 503,724   $ 524,100   $  17,850   $  29,091   $  39,611
Assumed reinsurance basis            118,402      41,926      37,560         394         520          96
Net of ceded reinsurance basis       552,119     221,716     238,704       8,548      14,070      19,081

The amount of ending reserves for LAE included in the table above for Asbestos and Environmental losses is as follows:

                                          ASBESTOS LOSSES                ENVIRONMENTAL LOSSES
                                 --------------------------------   ------------------------------
                                    2010        2009       2008       2010       2009       2008
                                 ----------   --------   --------   --------   --------   --------
Direct basis                     $  125,316   $ 55,969   $ 58,233   $  7,650   $ 12,468   $ 16,976
Assumed reinsurance basis             7,659      7,009      7,124         87        164        109
Net of ceded reinsurance basis       55,849     26,985     29,473      3,582      5,971      8,245

Management believes that the reserves carried for the asbestos and environmental claims at December 31, 2010 are adequate as they are based on known facts and current law. AIG continues to receive claims asserting injuries from toxic waste, hazardous substances, and other environmental pollutants and alleged damages to cover the cleanup costs of hazardous waste dump sites (hereinafter collectively referred to as environmental claims) and indemnity claims asserting injuries from asbestos. Estimation of asbestos and environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

NOTE 5 - RELATED PARTY TRANSACTIONS

A.    NATIONAL UNION INTER-COMPANY POOLING AGREEMENT

      The Company, as well as certain other insurance affiliates, is a party to an inter-company reinsurance pooling agreement. In accordance with the terms and conditions of this agreement, the member companies cede all direct and assumed business (except that of the foreign branch of American
      Home) to National Union, the lead pooling participant. In turn, each pooling participant receives from National Union their percentage share of the pooled business.

      The Company's share of the pool is 36.0%. Accordingly, premiums earned, losses and LAE incurred, and other underwriting expenses, as well as related assets and liabilities, in the accompanying financial statements emanate from the Company's percentage participation in the pool.

      A list of all pooling participants and their respective participation percentages is set forth in Note 1.

B.    CHARTIS OVERSEAS ASSOCIATION POOLING ARRANGEMENT

      AIG formed the Association; a Bermuda unincorporated association, in 1976, as the pooling mechanism for AIG's international general insurance operations. In exchange for membership in the Association at the assigned participation, the members contributed capital in the form of cash and other assets, including rights to future business written by international operations owned by the members. The legal ownership and insurance licenses of these international branches remain in the name of New Hampshire, National Union, and the Company. On annual basis the Association files audited financial statements in accordance with accounting practices prescribed or permitted by NY SAP.

      At the time of forming the Association, the member companies entered into an open-ended reinsurance agreement, cancelable with six months written notice by any member. The reinsurance agreement governs the insurance business pooled in the Association. The initial participation established was subsequently amended for profits and losses for each year derived from reinsurance of risks situated in Japan (excluding certain Japanese situs risks and business underwritten by the Company's Japan branch which is not subject to the National Union inter-company pooling agreement nor the Association). The participation for Japanese and non-Japanese business underwritten via the Association is set forth in the table below:

                                                                                    INITIAL          PARTICIPATION
                                                                     NAIC CO.    PARTICIPATION    PERCENT SPECIFIC TO
MEMBER COMPANY                                                         CODE         PERCENT           JAPAN RISK
----------------------------------------------------------------     --------    -------------    -------------------
Chartis Overseas Limited                                                    -         67.0%              85.0%
Commercial Pool member companies, as follows:                               -         33.0%              15.0%
   New Hampshire Insurance Company                                      23841         12.0%              10.0%
   National Union Fire Insurance Company of Pittsburgh, Pa.             19445         11.0%               5.0%
   American Home Assurance Company                                      19380         10.0%               0.0%

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

      In accordance with the National Union inter-company pooling agreement, the Commercial Pool member companies' participation in the Association is pooled among all Commercial Pool members proportional to their participation in the Commercial Pool. The Company's participation in the Association after the application of its participation in the National Union inter-company pooling agreement has been presented in the accompanying financial statements as follows:

AS OF DECEMBER 31,                                          2010           2009
------------------------------------------------        -----------    -----------
Assumed reinsurance receivable                          $    75,852    $    55,248
Funds held by ceding reinsurers                              12,478          8,204
Reinsurance recoverable                                      42,074         34,838
Equities in underwriting pools and associations             544,719        570,343
                                                        -----------    -----------
TOTAL ASSETS                                            $   675,123    $   668,633
                                                        ===========    ===========

Loss and LAE reserves                                   $   564,889    $   491,833
Unearned premium reserves                                   233,080        224,644
Funds held                                                   13,038         14,524
Ceded balances payable                                       61,292         61,413
Retroactive reinsurance                                           -          (132)
Assumed reinsurance payable                                  44,085         32,165
                                                        -----------    -----------
TOTAL LIABILITIES                                       $   916,384    $   824,447
                                                        -----------    -----------

TOTAL SURPLUS                                           $  (241,261)   $  (155,814)
                                                        ===========    ===========

      As of December 31, 2010, the Association reported an asset of $2.4 billion representing the value of subsidiaries and affiliated entities (SCAs). As of December 31, 2010, Chartis Europe S.A. represented $1.3 billion and Chartis UK Holdings represented $836 million, respectively of this total SCA asset.

      The Company's reporting of its interest in the Association's SCA entities is consistent with the reporting of its interest in the Association and the National Union inter-company pooling agreement. At December 31, 2010, the Company's interest in the Association's SCA entities was $290 million and has been reported as a component of Equities in Underwriting Pools and Associations.

      Effective December 1, 2010, as part of its efforts to simplify the legal entity structure, enhance transparency and streamline financial visibility, Chartis International, LLC restructured its Hong Kong general insurance operations.

      The restructuring involved converting the existing Hong Kong managing general agency subsidiary company (American International Underwriters, Limited) into an insurance company subsidiary (Chartis Insurance Hong Kong Limited) and transferring in-force, new and renewal business of the Hong Kong branches of the Company, National Union and New Hampshire (collectively, the Companies) to Chartis Insurance Hong Kong Limited under
      Section 25D of the Hong Kong Insurance Companies Ordinance.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

      The results of the Hong Kong Branches have been historically reported by the Company through its participation in the Association. The Association reports on a fiscal year ending on November 30. Although the Company and other members of the Commercial Pool's fiscal year ends on December 31, their respective annual financial statements have historically and consistently reported the results of its participation in the Association based on the Association's fiscal year close of November 30. In order to achieve consistency in their financial reporting, the Company and other members of the Commercial Pool, will record this transaction in their respective 2011 statutory financial statements. While NY SAP is not the domiciliary jurisdiction for the Association, the Department did not object to the Association reporting this transaction in 2011.

C.    GUARANTEE ARRANGEMENTS

      The Company issued guarantees whereby it unconditionally and irrevocably guaranteed all present and future obligations and liabilities of any kind arising from the policies of insurance issued by certain insurers who, as of the guarantee issue date, were members of the AIG holding company group. The guarantees were provided in order to secure or maintain the guaranteed companies' rating status issued by certain rating agencies. The Company would be required to perform under the guarantee agreements in events or circumstances (including bankruptcy, reorganization and similar proceedings) where the guaranteed companies failed to make payments under the policies of insurance issued during the period of the guarantee.

      As of the date of this financial statement and as disclosed on the table that follows, two policyholder guarantees remain in force. The Company remains contingently liable for all policyholder obligations associated with insurance policies issued by all guaranteed entities during the period in which the guarantee was in force.

      The guarantees are not expected to have a material effect on the Company's surplus as all of the guaranteed entities report total assets in excess of their liabilities and the majority of the guaranteed entities have invested assets in excess of their direct (prior to reinsurance) policyholder liabilities. Additionally, the Company is party to an agreement with AIG whereby AIG has agreed to make any payments due under the guarantees in the place and instead of the Company. Furthermore, for former affiliates that have been sold to third parties, the purchasers have provided the Company with hold harmless agreements for its obligations under the guarantees. Accordingly, management believes that the likelihood of a payment under any of the guarantees is remote.

      The following sets forth the effective and termination dates of each guarantee and the policyholder obligations,

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)


      invested assets, estimated loss to the Company, and policyholders' surplus for each guaranteed entity as of December 31, 2010:

                                                          POLICYHOLDER                                                POLICYHOLDERS'
                                 DATE         DATE        OBLIGATIONS @       INVESTED ASSETS @       ESTIMATED LOSS     SURPLUS
GUARANTEED COMPANY              ISSUED     TERMINATED      12/31/2010             12/31/2010           @ 12/31/2010   @ 12/31/2010
----------------------          ------     ----------     -------------       -----------------       --------------  -------------
21st Century Advantage
Insurance Company
(f/k/a AIG
Advantage Insurance
Company)                *      12/15/97       8/31/09     $      16,413         $      30,293              $ -        $      24,873

AIG Edison Life
Insurance Company       **      8/29/03                      26,758,613            29,629,467                -            2,325,363

AIG Europe
(Netherlands) N.V.      ***     9/27/04       2/28/10                 -                     -

Farmers Insurance
Hawaii, Inc (f/k/a
AIG Hawaii
Insurance Company,
Inc.)                   *       11/5/97       8/31/09            28,465               105,203                -               70,659

AIG Mexico Seguros
Interamericana, S.A.
de C.V.                        12/15/97                         275,716               115,340                -               24,458

American General
Life and Accident
Insurance Company                3/3/03       9/30/10         8,511,609             9,355,843                               840,752

American General
Life Insurance
Company                          3/3/03      12/29/06        31,170,593            39,764,916                -            6,612,085

American
International
Assurance Company
(Australia) Ltd                 11/1/02      10/30/10           304,000             1,014,000                -              303,000

21st Century North
America Insurance
Company (f/k/a
American
International
Insurance Company)      *       11/5/97       8/31/09           147,102               613,891                -              459,462

21st Century
Superior Insurance
Company (f/k/a
American
International
Insurance Company of
California, Inc.)       *      12/15/97       8/31/09            36,235                31,877                -               25,878

21st Century
Pinnacle Insurance
Company (f/k/a
American
International
Insurance Company of
New Jersey)             *      12/15/97       8/31/09            28,491                46,783                -               36,195

Chartis Europe, S.A.
(f/k/a AIG Europe
S.A.)                   ****    9/15/98                       5,783,197             6,176,677                -            3,114,161

First SunAmerica
Life Insurance
Company                          1/4/99       1/31/08         4,787,371             9,969,923                               746,122

Chartis UK. (f/k/a
Landmark Insurance
Company, Ltd (UK))      ****     3/2/98      11/30/07           161,386             5,316,482                -            2,015,298

Lloyd's Syndicate
1414 (Ascot
Corporate Name)         ****    1/20/05      10/31/07            65,373             1,307,303                -              364,810

SunAmerica Annuity
and Life Assurance
Company                          1/4/99      12/29/06        17,416,540            26,892,721                               834,074

SunAmerica Life
Insurance Company                1/4/99      12/29/06        11,305,319            16,746,327                             3,897,823

The United States
Life Insurance
Company in the City
of NY                            3/3/03       4/30/10         4,894,294            11,061,455                -            1,167,447

The Variable Annuity
Life Insurance
Company                          3/3/03      12/29/06        47,616,891            63,447,359                -            3,800,284
                                                          -------------         -------------              ---        -------------
 TOTAL GUARANTEES                                         $ 159,307,608         $ 221,625,860              $ -        $  26,662,744
                                                          =============         =============              ===        =============

*The guaranteed company was formerly part of AIG's Personal Auto Group and was sold on July 1, 2009 to Farmers Group, Inc. (FGI), a subsidiary of Zurich Financial Services Group (ZFSG). As part of the sale, ZFSG issued a hold harmless agreement to the Company with respect to their obligations under this guarantee.

** AIG Edison Life Insurance Company was sold by AIG to Prudential Financial, Inc (PFI) on February 1, 2011. As part of the sale, PFI provided the Company with a hold harmless agreement with respect to its obligations under this guarantee.

The guarantee terminated on March 31, 2011,

*** Merged into Chartis Europe S.A. effective December 31, 2009. Financial disclosures included in Chartis S.A. amounts.

**** Disclosure based on local GAAP translated at the spot rate as of December 31, 2010.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)


      The Company does not believe that the events of AIG discussed in Note 5G will increase the likelihood that the guarantees will be materially impacted.

D.    INVESTMENTS IN AFFILIATES

      As of December 31, 2010 and 2009, the Company's common stock investments with its affiliates together with the related change in unrealized appreciation were as follows:

                                                              AFFILIATE                        CARRYING VALUE         CHANGE IN
                                                              OWNERSHIP     ACTUAL COST        AT DECEMBER 31,     CARRYING VALUE
AFFILIATED COMMON STOCK INVESTMENTS                            PERCENT         2010                  2010               2010
----------------------------------------------                ---------     -----------        ---------------     --------------
AIG Mexico Industrial, L.L.C.                                    49.0%       $   6,981            $  10,954           $     567
AIG Non Life Holding Company (Japan), Inc. (c)                  100.0%         300,384              289,975             210,017
American International Realty Corporation                        31.5%          14,169               42,347              21,723
Eastgreen, Inc.                                                  13.4%          12,804               10,065                 138
AIU Brasil Affiliate                                            100.0%             408                2,247                 155
Pine Street Real Estate Holdings Corporation                     31.5%           5,209                2,135                 (58)
Fuji Fire and Marine Insurance Company (c)                        2.8%               -                    -             (12,180)
                                                                             ---------            ---------           ---------
   TOTAL COMMON STOCKS - AFFILIATES                                          $ 339,955            $ 357,723           $ 220,362
                                                                             =========            =========           =========

                                                              AFFILIATE                        CARRYING VALUE      CHANGE IN
                                                              OWNERSHIP     ACTUAL COST        AT DECEMBER 31,   CARRYING VALUE
AFFILIATED COMMON STOCK INVESTMENTS                            PERCENT         2009                 2009             2009
--------------------------------------------                  ---------     -----------        ---------------   --------------
21st Century Insurance Group (b)                                  0.0%       $       -            $       -        $  (117,912)
AIG Hawaii Insurance Company, Inc. (b)                            0.0%               -                    -            (64,060)
AIG Mexico Industrial, L.L.C.                                    49.0%           8,932               10,387              1,604
AIG Non Life Holding Company (Japan), Inc.                      100.0%         124,477               79,958            (47,821)
American International Realty Corporation                        31.5%          14,169               20,624            (29,913)
Eastgreen, Inc.                                                  13.4%          12,804                9,927                (37)
AIU Brasil Affiliate                                            100.0%             408                2,092              2,092
Fuji Fire and Marine Insurance Company                            2.8%          17,078               12,180             (7,271)
Pine Street Real Estate Holdings Corporation                     31.5%           5,445                2,193                110
Transatlantic Holdings, Inc. (a)                                  0.0%               -                    -           (945,009)
                                                                             ---------            ---------        -----------
   TOTAL COMMON STOCKS - AFFILIATES                                          $ 183,313            $ 137,361        $(1,208,217)
                                                                             =========            =========        ===========

(a) As referenced in Note 5E, Transatlantic Holdings, Inc. has been reported as an unaffiliated investment in this financial statement.

(b) As referenced in Note 5E, the Company sold its ownership in 21st Century and AIG Hawaii to Farmers Group, Inc.

(c) The Company's ownership of Fuji Fire and Marine Insurance Company was consolidated with its ownership of AIG Non Life Holding Company (Japan) Inc.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

      Investments in affiliates are included in common stocks based on the net worth of the entity except for publicly traded affiliates which are based on quoted fair values, less a discount as prescribed by NAIC SAP (see Note
      1).

      The Company has ownership interests in certain affiliated real estate holding companies. From time to time, the Company may own investments in partnerships across various other AIG affiliated entities with a combined percentage greater than 10.0%. As of December 31, 2010 and 2009, the Company's total investments in partnerships with affiliated entities where AIG's interest was greater than 10.0% amounted to $802,931 and $908,367, respectively.

E. RESTRUCTURING

      DOMESTIC OPERATIONS

      As discussed in Notes 4 and 6, effective January 1, 2010 and April 1, 2010, National Union commuted its quota share and stop loss reinsurance agreements with Chartis Specialty and a multi year reinsurance agreement with AIRCO, respectively. The Company recorded its share of these transactions based upon its stated pool percentage.

      Effective October 7, 2010, National Union Fire Insurance Company of Louisiana, Audubon Insurance Company and Audubon Indemnity Company were merged with and into National Union. National Union is the surviving company and has assumed all of the existing obligations of the merged companies. The mergers were recorded as of October 1, 2010 with the approval of the Pennsylvania Insurance Department. The Company recorded its proportionate share of this transaction with National Union in accordance with the pooling agreement.

      On June 10, 2009, the Company sold 12,826 shares of Transatlantic Holdings, Inc. (TRH) for $470,341 and recorded a realized gain of $450,511. As of December 31, 2009, the Company continued to own 9,193 common shares of TRH, representing approximately 13.9% of TRH's common shares issued, which were sold in March 2010 (Refer to Note 14). The Company had previously owned 33.2% of TRH. In addition, the Company recorded a capital contribution of $75,923 pursuant to the terms of a make whole agreement between the Company and AIG, whereby AIG agreed to contribute capital to the Company in an amount equal to the difference between the statutory carrying value of TRH and the consideration received by the Company for the sale of its shares. The Company also received a deemed contribution of approximately $157,679 pursuant to the Tax Sharing Agreement (Agreement) in connection with this sale. The Agreement provides that AIG will reimburse the Company for any current tax liabilities arising from the sale of an operating subsidiary during the term of the Credit Facility (refer to Note 5F), except amounts required to be remitted as Net Cash Proceeds, as defined in the Credit Facility. The Department issued a determination of non-control ruling relative to the Company's ownership of TRH. Accordingly, the Company's investment in TRH common stock has been reported as an unaffiliated investment in this financial statement and has been reported at fair value in accordance with SSAP No. 30, Investments in Common Stock. During 2010, the Company sold all but one hundred of the remaining shares of TRH and realized a profit of $463,417.

      Effective July 1, 2009, the 21st Century Personal Auto Group (PAG) was sold to Farmers Group, Inc. (FGI), a subsidiary of Zurich Financial Services Group for $1.9 billion. Of the $1.9 billion proceeds received by AIG member companies from the sale of the PAG entities to FGI, $0.2 billion was retained by Chartis U.S. Inc. as

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

      consideration for the PAG entities it owned and $1.7 billion was provided to the Chartis U.S. insurance entities. American International Insurance Company (AIIC) was the lead company in the Personal Lines Pool which was the mechanism for sharing the PAG and the Private Client Group (PCG) business underwritten among the Personal Lines Pool members. PCG business was underwritten directly by member companies of the Personal Lines Pool as well as the insurance entities of Chartis U.S. Inc. not subject to this sale ("Chartis U.S. Inc. companies"). The PCG business written by Chartis U.S. Inc. companies was ceded 100% to AIIC as the pool lead. The total of the PCG business assumed by AIIC, the PCG business underwritten directly by Personal Lines Pool members, as well as the PAG business retained by AIIC ("net business of the Personal Lines Pool") was then subject to a 50% quota share to National Union. The Commercial Pool members participated in this business assumed by National Union at their stated pool percentages.

      In connection with this sale, various reinsurance agreements between the PAG companies and the Chartis U.S. Inc. companies (including the Company) were partially or fully commuted as of June 30, 2009. The major transactions are summarized below:

            1. The quota share reinsurance agreement between National Union and AIIC under which AIIC ceded 50% of the net business of the Personal Lines Pool to National Union was commuted as of June 30, 2009.

            2. All liabilities relating to existing PCG business that was written on a direct basis by members of the Personal Lines Pool were transferred to National Union under the terms of the PCG Business Reinsurance and Administration Agreement, effective June 30, 2009.

            3. All obligations and liabilities relating to the PCG business that was directly written and ceded by Chartis U.S. Inc. companies to AIIC under various quota share reinsurance agreements were commuted as of June 30, 2009.

      Following these transactions the Chartis U.S. Inc. companies settled all amounts due to AIIC in securities and cash totaling $871.9 million. The Company's share of this settlement was $293.3 million.

      The Chartis U.S. Inc. companies which owned 21st Century Insurance Group (a member company of PAG), recorded dividend income and a resulting intangible asset of approximately $527.5 million for the fair value of the PCG business, which was not subject to the PAG sale and was retained by the Chartis U.S. Inc. companies going forward. Additionally, capital contributions were received by the owners of 21st Century Insurance Group of $184.6 million from Chartis U.S. as part of the tax sharing agreement. The Company's share of these transactions was dividend income of $79.7 million and a capital contribution of $27.9 million.

      Following the sale of the PAG entities, which included the Company's ownership in 21st Century Insurance Group and AIG Hawaii Insurance Company, Inc., the Company received $182.6 million of the $1.7 billion of proceeds received by the Chartis U.S. Inc. companies. As a result of these transactions involving the sale of these PAG entities, the Company recorded a pre-tax loss of $14.5 million.

      AMERICAN HOME CANADIAN BRANCH NOVATION

      Effective November 1, 2008, the American Home Canadian Branch (the Branch) entered into an assumption reinsurance and asset purchase agreement with Chartis Insurance Company of Canada, (formerly AIG

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

      Commercial Insurance Company of Canada), under which the existing and inforce policies of insurance issued by the Branch were novated to Chartis Insurance Company of Canada. Subsequent to the transfer, the Branch ceased operations and was dissolved. The transaction has been accounted for at fair value in accordance with NAIC Statement of Statutory Accounting Principles (SSAP) No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties (SSAP 25) as it qualifies as an "economic transaction". The fair value of the liabilities assumed by Chartis Insurance Company of Canada are approximately $2,146,053. In connection with Chartis Insurance Company of Canada's assumption of such liabilities, the Branch transferred assets at fair value that, in total, equal the obligations assumed by Chartis Insurance Company of Canada less a balance representing intangible assets of approximately $75,693 which are being deferred and will be amortized over a 10 year period and netted within the Company's other assets. The release of the liabilities and the transfer of the investments to Chartis Insurance Company of Canada by the Branch have been accounted for in the Company's Statements of Cash Flows as benefit and loss related payments of $331,200 and proceeds from investments sold, matured or repaid, respectively, resulting in these cash flow line items increasing by $1,225,013. The following table summarizes the pre-tax gain recognized by the Company as a result of this transaction:

Description                                                         Amount
-----------------------------------------------------------      ------------
Loss from investments included in realized capital
 gains/losses                                                    $   (210,868)
Underwriting gain                                                      13,762
Other income (ceding commission)                                       14,276
Gain relating to foreign exchange included in other income            371,741
                                                                 ------------
Net pre-tax gain                                                 $    188,911
                                                                 ============

      In relation to and prior to this transaction, Chartis U.S. Inc. contributed capital to Chartis Insurance Company of Canada in the amount of approximately $964,000. Chartis U.S. Inc. obtained such funding via dividends paid by the following entities:

Company                                                            Dividend
-----------------------------------------------------------      ------------
National Union Fire Insurance Company of Pittsburgh, Pa.         $    299,000
American Home Assurance Company                                       170,000
Commerce and Industry Insurance Company                               103,000
Chartis Property Casualty Company                                     103,000
The Insurance Company of the State of Pennsylvania                    122,000
New Hampshire Insurance Company                                       167,000

      During the fourth quarter of 2008 and subsequent to this transaction, the Branch repatriated its remaining net assets of $921,000 to the Company. The Company subsequently utilized $691,000 of this repatriated amount to pay a dividend to Chartis U.S. Inc. of $691,000. Subsequently, Chartis U.S. Inc. contributed such funds to the

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

      following entities in consideration for the dividends paid to originally fund the transaction:

Company                                                      Capital Contribution
--------------------------------------------------------     --------------------
National Union Fire Insurance Company of Pittsburgh, Pa.         $    299,000
Chartis Property Casualty Company                                     103,000
The Insurance Company of the State of Pennsylvania                    122,000
New Hampshire Insurance Company                                       167,000

F. OTHER RELATED PARTY TRANSACTIONS

      The following table summarizes transactions (excluding reinsurance and cost allocation transactions) that occurred during 2010 and 2009 between the Company and any affiliated companies that exceeded one-half of one percent of the Company's admitted assets as of December 31, 2010 and 2009 and all capital contributions and dividends.

                                                                 ASSETS RECEIVED BY       ASSETS TRANSFERRED BY
                                                                    THE COMPANY                THE COMPANY
                                                             -------------------------  ------------------------
  DATE OF                                                      STATEMENT                 STATEMENT
TRANSACTION  EXPLANATION OF TRANSACTION  NAME OF AFFILIATE       VALUE     DESCRIPTION      VALUE    DESCRIPTION
-----------  --------------------------  ------------------  -------------------------  ------------------------
  02/12/10            Dividend           Chartis U.S., Inc.  $          -       -       $   300,000     Cash
  04/08/10            Dividend           Chartis U.S., Inc.             -       -             1,343     Cash
  Various     Capital contribution (a)   Chartis U.S., Inc.         5,322    In kind              -      -
  03/31/10      Capital contribution     Chartis U.S., Inc.         4,829    In kind              -      -
  12/31/10    Capital contribution (b)   Chartis U.S., Inc.     1,937,124   Receivable            -      -
  06/24/10       Sale of securities        National Union         708,005     Cash          708,005  Securities

--------------
(a)   Capital contributions in lieu of Tax Sharing agreement

(b)   Capital contribution was received on February 25, 2011 (Refer to Note 13)

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

                                                                  Assets Received by       Assets Transferred by
                                                                     the Company                the Company
                                                               ------------------------  ------------------------
  Date of                                                       Statement                 Statement
Transaction   Explanation of Transaction   Name of Affiliate      Value     Description     Value     Description
-----------  ----------------------------  ------------------  -----------  -----------  -----------  -----------
 06/30/09      Capital contribution (c)    Chartis U.S., Inc.  $       948    In kind    $         -       -
 06/30/09      Capital contribution (a)    Chartis U.S., Inc.       75,923      Cash               -       -
 06/30/09    Capital contribution (a) (c)  Chartis U.S., Inc.      157,679    In kind              -       -
 12/31/09      Capital contribution (c)    Chartis U.S., Inc.       58,930    In kind              -       -
 06/30/09        Capital contribution      Chartis U.S., Inc.       15,495      Cash               -       -
 07/01/09      Capital contribution (b)    Chartis U.S., Inc.       27,886    In kind              -       -
 12/31/09        Capital contribution      Chartis U.S., Inc.        6,425    In kind              -       -
 06/22/09       Purchases of security        National Union        573,629      Bonds        573,629      Cash
 10/30/09       Purchases of security            AIGSL             133,979      Bonds        133,979      Cash
 07/01/09           Sale of bonds                 AIIC             219,257      Cash         219,257     Bonds

----------------
(a) Sale of Transatlantic Holdings, Inc. (TRH) - make whole agreement and tax sharing agreement

(b)   Sale of Personal Auto Group

(c)   Capital contributions in lieu of Tax Sharing Agreement

      AIGSL : AIG Security Lending

In the ordinary course of business, the Company utilizes its affiliates for data center systems, investment services, salvage and subrogation, and claims management. The following table summarizes transactions (excluding reinsurance and cost allocation transactions) that occurred during 2010, 2009 and 2008 between the Company and affiliated companies that exceeded one-half of one percent of the Company's admitted assets as of December 31, 2010, 2009 and 2008:

FOR THE YEARS ENDED DECEMBER 31,                               2010         2009         2008
--------------------------------                            ----------   ----------   ----------
Chartis Claims, Inc.                                        $  245,427   $  255,941   $  254,033
                                                            ----------   ----------   ----------
   TOTAL                                                    $  245,427   $  255,941   $  254,033
                                                            ==========   ==========   ==========

As of December 31, 2010 and 2009, short-term investments included amounts invested in the AIG Managed Money Market Fund of $1,881,287 and $1,291,310, respectively.

Federal and foreign income taxes (payable to) recoverable from affiliates as of December 31, 2010 and 2009 amounted to $(60,666) and $366,126, respectively.

At December 31, 2010 and 2009, the amount due (to)/from National Union, as the lead company of the intercompany pool, was $(121,756) and $90,429, respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

During 2009 and 2008, the Company sold premium receivables without recourse to AI Credit Corporation (AICC) (a formerly wholly owned AIG subsidiary) and recorded losses on these transactions as follows:

AS OF DECEMBER 31,                                             2009         2008
------------------------------------                        ----------   ----------
Accounts receivable sold                                    $   27,148   $   71,679
Losses recorded                                                    639        1,842

AICC was purchased by an unaffiliated third party during 2009 and the outstanding receivables were sold by AICC to Risk Specialists Companies Insurance Agency, Inc. The Company did not sell any additional premiums receivable balances after the sale of AICC.

As of December 31, 2010 and 2009, the Company had the following balances receivable/payable from/to its affiliates (excluding reinsurance transactions):


AS OF DECEMBER 31,                                             2010         2009
-------------------------------------------------------     ----------   ----------
Capital contributions receivable from Chartis U.S. Inc.     $1,937,124   $        -
Balances with pool member companies                             31,954       90,429
Balances less than 0.5% of admitted assets                      23,175          406
                                                            ----------   ----------
RECEIVABLE FROM PARENT, SUBSIDIARIES AND AFFILIATES         $1,992,253   $   90,835
                                                            ==========   ==========

Balances with pool member companies                         $  122,198   $   21,373
Balances less than 0.5% of admitted assets                      82,128       49,295
                                                            ----------   ----------
PAYABLE TO PARENT, SUBSIDIARIES AND AFFILIATES              $  204,326   $   70,668
                                                            ==========   ==========

On March 31, 2005 the Company and certain of its affiliates entered into a settlement agreement with an insured to release all the asbestos claims and other products coverage potentially available under the applicable insurance policies by making specified payments to the insured on a quarterly basis from March 2005 to December 2016. Between March 31, 2006 and March 25, 2008 the insured entered into a series of receivable sale agreements with AICC whereby AICC purchased the insured's March 2006 to December 2016 receivables of $365,000 for $278,930. The Company did not reduce its loss reserves for the agreements between the insured and AICC.

On October 27, 2009 AIG Funding, Inc. (AIGF) entered into an assignment and assumption agreement with AICC whereby AIGF assumed the remaining outstanding receivables from AICC, at net book value, as a partial payment against outstanding intercompany loan principal balances owed to AIGF by AICC. The amount, at net book value, was $225,962. Refer to Notes 3, 4, 6, 7, 8, 9, 10 and 13 for other disclosures on transactions with related parties.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

G. EVENTS OCCURRING AT THE AIG LEVEL

In September 2008, AIG experienced a severe strain on its liquidity that resulted in AIG, on September 22, 2008, entering into an $85 billion revolving credit facility and a guarantee and pledge agreement with the Federal Reserve Bank of New York (the "FRBNY"). The credit facility obligations were guaranteed by certain subsidiaries of AIG and the obligations were secured by a pledge of certain assets of AIG and its subsidiaries. Pursuant to the credit facility agreement, on March 4, 2009, AIG issued 100,000 shares of Series C Perpetual, Convertible, Participating Preferred Stock, par value $5.00 per share (the "Series C Preferred Stock"), to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"). In November 2008 and April 2009, AIG issued preferred securities to the United States Department of the Treasury ("Department of the Treasury") under the Troubled Asset Relief Program ("TARP").

On January 14, 2011, AIG completed a series of integrated transactions (the "Recapitalization") with the FRBNY, the Department of the Treasury, and the Trust to recapitalize AIG. As part of the Recapitalization, AIG repaid to the FRBNY approximately $21 billion in cash, representing complete repayment of all amounts owing under the FRBNY credit facility, and the FRBNY credit facility was terminated. In addition, (i) the shares of the Series C Preferred Stock held by the Trust were exchanged for 562,868,096 shares of AIG common stock and were subsequently transferred by the Trust to the Department of the Treasury; (ii) the shares of AIG's Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share, held by the Department of the Treasury were exchanged for 924,546,133 shares of AIG common stock; and (iii) the shares of AIG's Series F Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share, held by the Department of the Treasury were exchanged for (a) preferred interests in two special purpose vehicles, (b) 20,000 shares of AIG's Series G Cumulative Mandatory Convertible Preferred Stock, par value $5.00 per share, a new series of TARP preferred stock, and (c) 167,623,733 shares of AIG common stock. As a result of the Recapitalization, the Department of the Treasury held 1,655,037,962 shares of newly issued AIG common stock, representing ownership of approximately 92 percent of the outstanding AIG common stock at December 31, 2010. After the share exchange and distribution were completed, the Trust terminated pursuant to the terms and conditions of the agreement that established the Trust. It is expected that over time the Department of the Treasury will sell its shares of AIG common stock on the open market.

NOTE 6 - REINSURANCE

In the ordinary course of business, the Company reinsures certain risks with affiliates and other companies. Such arrangements serve to limit the Company's maximum loss on catastrophes, large and unusually hazardous risks. To the extent that any reinsuring company might be unable to meet its obligations, the Company would be liable for its respective participation in such defaulted amounts. The Company purchased catastrophe excess of loss reinsurance covers protecting its net exposures from an excessive loss arising from property insurance losses and excessive losses in the event of a catastrophe under workers' compensation contracts issued without limit of loss.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

During 2010, 2009 and 2008, the Company's net premiums written and net premiums earned were comprised of the following:

                                                  2010                         2009                         2008
                                        --------------------------   --------------------------   --------------------------
FOR THE YEARS ENDED DECEMBER 31,          WRITTEN        EARNED        WRITTEN        EARNED        WRITTEN        EARNED
----------------------------------      -----------   ------------   -----------   ------------   -----------   ------------
Direct premiums                         $ 1,471,932   $  1,494,653   $ 2,181,231   $  2,429,839   $ 3,003,169   $  4,553,852
Reinsurance premiums assumed:
   Affiliates                             6,775,226      7,113,494     7,553,633      8,250,685     9,358,318     10,173,382
   Non-affiliates                            64,497         37,427        51,887         46,888       166,239        238,591
                                        -----------   ------------   -----------   ------------   -----------   ------------
     GROSS PREMIUMS                       8,311,655      8,645,574     9,786,751     10,727,412    12,527,726     14,965,825
                                        -----------   ------------   -----------   ------------   -----------   ------------
Reinsurance premiums ceded:
   Affiliates                             1,574,099      1,537,046     2,624,677      3,172,378     4,663,334      6,541,514
   Non-affiliates                         1,542,184      1,459,764     1,099,681      1,200,489     1,018,383      1,031,090
                                        -----------   ------------   -----------   ------------   -----------   ------------
     NET PREMIUMS                       $ 5,195,372   $  5,648,764   $ 6,062,393   $  6,354,545   $ 6,846,009   $  7,393,221
                                        ===========   ============   ===========   ============   ===========   ============

The maximum amount of return commissions which would have been due reinsurers if all of the Company's reinsurance had been cancelled as of December 31, 2010 and 2009 with the return of the unearned premium reserve is as follows:

                                            ASSUMED REINSURANCE           CEDED REINSURANCE                  NET
                                        --------------------------   --------------------------   --------------------------
                                          UNEARNED                     UNEARNED                    UNEARNED
                                          PREMIUM      COMMISSION      PREMIUM      COMMISSION      PREMIUM      COMMISSION
                                          RESERVES       EQUITY        RESERVES       EQUITY        RESERVES       EQUITY
                                        -----------   ------------   -----------   ------------   -----------   ------------
DECEMBER 31, 2010
   Affiliates                           $ 3,758,923   $    421,024   $   924,159   $    129,587   $ 2,834,764   $    291,437
   Non-affiliates                            37,720          4,225       462,613         64,868      (424,893)       (60,643)
                                        -----------   ------------   -----------   ------------   -----------   ------------
   TOTALS                               $ 3,796,643   $    425,249   $ 1,386,772   $    194,455   $ 2,409,871   $    230,794
                                        ===========   ============   ===========   ============   ===========   ============

DECEMBER 31, 2009
   Affiliates                           $ 4,097,191   $    529,996   $   887,195   $    136,990   $ 3,209,996   $    393,006
   Non-affiliates                            10,657          1,378       380,113         58,692      (369,456)       (57,314)
                                        -----------   ------------   -----------   ------------   -----------   ------------
   TOTALS                               $ 4,107,848   $    531,374   $ 1,267,308   $    195,682   $ 2,840,540   $    335,692
                                        ===========   ============   ===========   ============   ===========   ============

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

As of December 31, 2010 and 2009 and for the years then ended, the Company's unearned premium reserves, paid losses and LAE, and reserves for losses and LAE (including IBNR), have been reduced for reinsurance ceded as follows:

                                          UNEARNED     PAID LOSSES   RESERVES FOR
                                          PREMIUM         AND         LOSSES AND
                                          RESERVES        LAE            LAE
                                        -----------   ------------   ------------
DECEMBER 31, 2010
   Affiliates                           $   924,159   $    131,717   $ 10,701,691
   Non-affiliates                           462,613        301,588      3,194,427
                                        -----------   ------------   ------------
   TOTAL                                $ 1,386,772   $    433,305   $ 13,896,118
                                        ===========   ============   ============
DECEMBER 31, 2009
   Affiliates                           $   887,195   $    172,560   $ 12,759,773
   Non-affiliates                           380,113        332,178      2,970,212
                                        -----------   ------------   ------------
   TOTAL                                $ 1,267,308   $    504,738   $ 15,729,985
                                        ===========   ============   ============

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

The Company's unsecured reinsurance recoverables as of December 31, 2010 in excess of 3.0% of its capital and surplus is set forth in the table below:

                                                        NAIC CO.
REINSURER                                                 CODE         2010
----------------------------------------------------    --------   ------------
Affiliates:
   National Union Pool                                        -    $ 10,662,228
   AIU Insurance Company                                  19399         106,738
   American International Life Assurance Co. NY (US)      60607           2,182
   American International Reinsurance Co. Ltd                 -          32,012
   Chartis Specialty Insurance Company                    26883           3,617
   Ascot Syndicate Lloyd's 1414                               -           1,571
   Chartis Europe S.A.                                        -          18,031
   Chartis Insurance Company Of Canada                        -           5,493
   Chartis Insurance UK Ltd                                   -           9,551
   Chartis Overseas Ltd.                                      -         576,590
   Chartis Select Insurance Company                       10932           3,661
   Lexington Insurance Company                            19437          15,064
   United Guaranty Insurance Company                      11715          32,526
   Other affiliates below $1.0 million                        -           4,562
                                                        --------   ------------
      TOTAL AFFILIATES                                               11,473,826
                                                        --------   ------------
Non-Affiliates:
   Transatlantic Reinsurance Company                      19453         288,162
                                                        --------   ------------
        TOTAL TRANSATLANTIC GROUP                                       288,162
                                                        --------   ------------
   Lloyd's Syndicate                                          -         218,521
   Munich Re Group                                            -         245,130
   Swiss Re Group                                             -         260,870
                                                        --------   ------------
      TOTAL NON-AFFILIATES                                            1,012,683
                                                        --------   ------------
 TOTAL AFFILIATES AND NON-AFFILIATES                               $ 12,486,509
                                                        ========   ============

During 2010, 2009 and 2008, the Company reported in its Statements of Income statutory losses of $135,317, $10,863 and $165, respectively, as a result of losses incurred from commutations with the following reinsurers. The 2010 loss was comprised of losses incurred $135,412, commissions incurred $(98) and premiums earned $(3); the 2009 and 2008 losses were from losses incurred.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

COMPANY                                                         2010       2009       2008
-----------------------------------------------------        ---------   --------   ---------
American International Reinsurance Company, Ltd. (a)         $ 131,629   $ 10,284   $       -
Continental Casualty Company                                     1,270          -           -
Reliastar Life Insurance Company                                 1,296
Other reinsurers below $1 million                                1,122        579         165
                                                             ---------   --------   ---------
TOTAL                                                        $ 135,317   $ 10,863   $     165
                                                             =========   ========   =========

---------------
(a) Effective April 1, 2010, National Union commuted a multi year reinsurance agreement with AIRCO. The commutation resulted in the members of the Commercial Pool recapturing loss and LAE reserves of $2,576,715 in exchange for consideration of $2,211,079, resulting in a loss of $365,636, which was pooled in accordance with the pooling agreement. The commutation was approved by the New York and Pennsylvania Insurance Departments. The Company recorded its share of these transactions based upon its stated pool percentage as follows:

                                                           COMPANY'S POOLED
                                               TOTAL          ALLOCATION
                                            -----------    ----------------
Liabilities:
   Outstanding losses                       $ 2,576,715    $        927,617
                                            ===========    ================
P&L:
   Paid losses                                  365,636             131,629
                                            ===========    ================
   Net cash                                 $ 2,211,079    $        795,988
                                            ===========    ================

As of December 31, 2010 and 2009, the Company had reinsurance recoverables on paid losses in dispute of $115,859 and $128,137, respectively.

During 2010, 2009 and 2008, the Company (wrote off)/recovered related reinsurance recoverable balances of $(1,224), $8,952 and $(4,906), respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

As described in Note 5, the Company is party to an inter-company pooling agreement. In the ordinary course of business, the Company also assumes business, primarily from affiliated entities. As of December 31, 2010 and 2009, the Company's premium receivable and losses payable on assumed business are as follows:

                           2010                                   AFFILIATE   NON-AFFILIATE     TOTAL
-------------------------------------------------------------    ----------   -------------   ---------
Premiums in course of collection                                 $  146,906   $      11,982   $ 158,888
Reinsurance payable on paid loss and loss adjustment expenses       150,327           4,755     155,082

                           2009                                   AFFILIATE   NON-AFFILIATE     TOTAL
-------------------------------------------------------------    ----------   -------------   ---------
Premiums in course of collection                                 $  174,732   $      25,010   $ 199,742
Reinsurance payable on paid loss and loss adjustment expenses       220,141          11,835     231,976

The primary components of the affiliated assumed reinsurance balances summarized above, and excluding members of the Commercial Pool, relate to reinsurance agreements with the following:

                                                           2010                                 2009
                                          -----------------------------------   -----------------------------------
                                          PREMIUMS IN    REINSURANCE PAYABLE    PREMIUMS IN    REINSURANCE PAYABLE
                                           COURSE OF    ON PAID LOSS AND LOSS    COURSE OF    ON PAID LOSS AND LOSS
                                           COLLECTION    ADJUSTMENT EXPENSES     COLLECTION    ADJUSTMENT EXPENSES
                                          -----------   ---------------------   -----------   ---------------------
Lexington Insurance Co.                    $  16,421         $   17,730          $  20,696         $   18,815
United Guaranty Residential Ins. Co.             245             20,558                488                  -
National Union Ins. Co. of Vermont                47             15,310             (7,003)            15,404
Chartis Insurance UK Ltd.                     11,225              4,051              8,298              4,247
Chartis Europe SA                              7,544             11,977              1,734                  -
Chartis Overseas Ltd.                         14,735             20,053             11,317              8,778
Chartis Ins. Co. of Puerto Rico               10,632                310                989                399
Chartis Specialty Ins. Co.                       388                597             42,721             75,872

Effective January 1, 2010, Chartis Specialty Insurance Company (Chartis Specialty) commuted its quota share and stop loss reinsurance agreements with National Union. In accordance with the commutation agreement, National Union transferred cash and securities totaling $4,041,671 to Chartis Specialty. This amount was net of a ceding commission

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

of $220,094. The Company recorded its share of these transactions based upon its stated pool percentage and reported the net impact on its financial statements from these transactions as follows:

                                                           COMPANY'S POOLED
                                               TOTAL          ALLOCATION
                                            -----------    ----------------
Liabilities:
   Outstanding losses                       $ 3,278,251    $      1,180,170
   Unearned premium reserves                    933,787             336,163
   Other                                         49,727              17,902
                                            -----------    ----------------
                                              4,261,765           1,534,235
                                            -----------    ----------------
P&L:
   Ceding commission                            220,094              79,234
                                            -----------    ----------------
                                            $ 4,041,671    $      1,455,001
                                            ===========    ================

NOTE 7 - DEPOSIT ACCOUNTING ASSETS AND LIABILITIES

Certain of the products offered by the Company include funding components or have been structured in a manner such that little or no insurance risk is transferred. Funds received in connection with these arrangements are recorded as deposit liabilities, rather than premiums and incurred losses. In addition, the Company has entered into several ceded reinsurance arrangements, both treaty and facultative, which were determined to be deposit agreements. Conversely, funds paid in connection with these arrangements are recorded as deposit assets, rather than as ceded premiums and ceded incurred losses.

As of December 31, 2010 and 2009, the Company's deposit assets and liabilities were comprised of the following:

                                                                   DEPOSIT        DEPOSIT       FUNDS HELD      FUNDS HELD
                                                                   ASSETS       LIABILITIES       ASSETS       LIABILITIES
                                                                ------------    -----------    ------------    -----------
DECEMBER 31, 2010:
   Direct                                                       $          -    $   100,648    $          -    $         -
   Assumed                                                                 -         89,243          88,515              -
   Ceded                                                                 686              -               -            990
                                                                ------------    -----------    ------------    -----------
   TOTAL                                                        $        686    $   189,891    $     88,515    $       990
                                                                ============    ===========    ============    ===========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

                                                                   DEPOSIT        DEPOSIT       FUNDS HELD      FUNDS HELD
                                                                   ASSETS       LIABILITIES       ASSETS       LIABILITIES
                                                                ------------    -----------    ------------    -----------
DECEMBER 31, 2009:
   Direct                                                       $          -    $    88,466    $          -    $         -
   Assumed                                                                 -         90,013          88,515              -
   Ceded                                                               1,595              -               -              -
                                                                ------------    -----------    ------------    -----------
   TOTAL                                                        $      1,595    $   178,479    $     88,515    $         -
                                                                ============    ===========    ============    ===========

A reconciliation of the Company's deposit asset and deposit liabilities as of December 31, 2010 and 2009 is set forth in the table below:

                                                                             2010                         2009
                                                                ---------------------------    ---------------------------
                                                                   DEPOSIT        DEPOSIT         DEPOSIT        DEPOSIT
                                                                   ASSETS       LIABILITIES       ASSETS       LIABILITIES
                                                                ------------    -----------    ------------    -----------
BALANCE AT JANUARY 1                                            $      1,595    $   178,479    $    530,085    $   188,303
   Deposit activity, including loss recoveries                        (1,622)         8,358        (592,772)        (7,962)
   Interest income or expense, net of amortization of margin             713          3,054          24,465         (1,862)
   Non-admitted asset portion                                              -              -          39,817              -
                                                                ------------    -----------    ------------    -----------
BALANCE AS OF DECEMBER 31                                       $        686    $   189,891    $      1,595    $   178,479
                                                                ============    ===========    ============    ===========

                                                                             2010                         2009
                                                                ---------------------------    ---------------------------
                                                                 FUNDS HELD      FUNDS HELD     FUNDS HELD      FUNDS HELD
                                                                   ASSETS       LIABILITIES       ASSETS       LIABILITIES
                                                                ------------    -----------    ------------    -----------
BALANCE AT JANUARY 1                                            $     88,515    $         -    $     88,515    $   484,067
   Contributions                                                           -            990               -            357
   Withdrawals                                                             -              -               -       (505,878)
   Interest                                                                -              -               -         21,454
                                                                ------------    -----------    ------------    -----------
BALANCE AS OF DECEMBER 31                                       $     88,515    $       990    $     88,515    $         -
                                                                ============    ===========    ============    ===========

The Company also reinsures risks and assumes reinsurance from other affiliates. As agreed upon with NY SAP, transactions with Union Excess Reinsurance Company Ltd. (Union Excess) are treated as affiliated.

On December 16, 2009, all contracts ceded by the Company directly or indirectly to Union Excess were commuted and the net balances among all the parties have been settled. As a result of such settlement of balances, the Company received net cash of $43,838, securities of $2,289, and the release of $287,133 of funds held liabilities for the settlement of deposit assets of $385,967 with a non-admitted portion of $39,817. Also, during 2009, loss recoveries from Union Excess resulted in decreases in deposit assets and funds held liabilities of $218,745. The net effect of these transactions was to reduce surplus to policyholders by $(12,890).

The Company also holds a note from Union Excess in the amount of $37,009. The note is secured by the proceeds of a

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

certain swap transaction between Union Excess and Starr International Company, Inc. (SICO). SICO is contesting liability under the swap; as such, the Company has provided a 100% valuation allowance.

During 2008, the Company commuted deposit balances of $47,290 with a participant in the Union Excess reinsurance programs, resulting in no gain or loss to the Company, and balances of $141,711 with European Reinsurance Company Ltd., resulting in a loss of $2,323.

NOTE 8 - FEDERAL INCOME TAXES

The Company files a consolidated U.S. federal income tax return with the Ultimate Parent, AIG. AIG's domestic subsidiaries can be found on Schedule Y of the Company's annual statement.

The Company has a written tax sharing agreement with Chartis, Inc. ("Subgroup Parent"), which was amended, effective January 1, 2010, which provides that Subgroup Parent will not charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate federal income tax return. Subgroup Parent also has a separate tax sharing agreement with AIG ("Parent") , which provides that AIG will not charge Subgroup Parent a greater portion of the consolidated tax liability than would have been paid by the Chartis Subgroup if it had filed a separate federal income tax return. Additionally, the Company's amended tax sharing agreement contains the following significant requirements:

      - A tax Subgroup was formed with Chartis, Inc. as the Subgroup Parent. The Company will settle inter-company income taxes with the Subgroup Parent as if the Company were filing its own separate federal income tax return. Any net liability will be settled with the Subgroup Parent in accordance with federal estimated tax payment requirements with final payments/refunds paid within 30 days after Subgroup Parent makes or receives a final payment to or receipt of refund from Parent.

      - Any tax realized by the Company from triggering a deferred inter-company gain (as determined under Treasury regulation Section 1.1502-13) in which no consideration was received will be paid by the Subgroup Parent.

      - Chartis, Inc. assumes the Company's Tax Reserves in a deemed capital contribution transaction. Tax Reserves mean any liability recorded in accordance with Financial Accounting Standards Board Interpretation No. 48 -- Accounting for Uncertainty in Income Taxes (FIN 48) and any tax liability recorded as the result of an agreed upon adjustment with the tax authorities, except ones arising as a result of errors or omissions.

      - In accordance with N.Y. Department of Insurance Circular Letter 1979-33, Subgroup Parent shall establish and maintain an escrow account for amounts where the Company's separate return liability exceeds the consolidated tax liability of the Parent group.

The Company had a prior tax sharing agreement in place during the 2008 and 2009 years with Chartis, Inc. The key differences between the 2008/2009 tax sharing agreement and the 2010 tax sharing agreement are: (i) the Company had

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

to pay its separate federal income tax liability without taking into account tax credits, whereas they may take into account tax credits under the 2010 tax sharing agreement; (ii) the Company did not have to pay for any tax arising from gains from Qualifying Transactions (which were defined as deferred intercompany gains as defined in Treas. Reg. Section 1502-13 from the sale of stock or substantially all the assets of an operating subsidiary), whereas the 2010 agreement only exempts for deferred intercompany transactions for which no consideration was received; (iii) the Company did not have to pay any tax arising from Asset Sales (which were defined in the FRBNY credit facility between AIG and the Federal Reserve), so long as the net proceeds were remitted to AIG, whereas the 2010 agreement deletes references to Asset Sales since AIG repaid its obligations to FRBNY under the credit facility and (iv) the Company was paid for the use by the Subgroup of the Company's excess attributes that were utilized by the Subgroup, but under the 2010 agreement, the Company must be able to utilize the asset on its own separate company liability basis.

The federal income tax recoverable/payable in the accompanying statement of admitted assets, liabilities, capital and surplus are due to/from Chartis Inc. The statutory U.S. federal income tax rate is 35% at December 31, 2010.

The components of the Company's net deferred tax assets/liabilities ("DTA"/"DTL") as of December 31, 2010 and 2009 are as follows:

                                 DECEMBER 31, 2010                   DECEMBER 31, 2009                         CHANGE
                      ------------------------------------  ------------------------------------  ---------------------------------
DESCRIPTION            ORDINARY     CAPITAL       TOTAL       ORDINARY     CAPITAL      TOTAL      ORDINARY    CAPITAL     TOTAL
--------------------- -----------  ----------  -----------  -----------  ----------  -----------  ----------  ---------  ----------
Gross deferred tax
 assets               $ 1,501,814  $  265,330  $ 1,767,144  $ 1,123,977  $  302,067  $ 1,426,044  $  377,837  $ (36,737) $  341,100
Statutory valuation
 allowance adjustment     633,968     131,367      765,335            -           -            -     633,968    131,367     765,335
                      -----------  ----------  -----------  -----------  ----------  -----------  ----------  ---------  ----------
Adjusted Gross
 Deferred Tax Assets      867,846     133,963    1,001,809    1,123,977     302,067    1,426,044    (256,131)  (168,104)   (424,235)
Gross deferred tax
 liabilities              (67,312)   (133,963)    (201,275)     (42,638)   (194,630)    (237,268)    (24,674)    60,667      35,993
                      -----------  ----------  -----------  -----------  ----------  -----------  ----------  ---------  ----------
Net deferred tax
 asset/(liabilities)      800,534           -      800,534    1,081,339     107,437    1,188,776    (280,805)  (107,437)   (388,242)
Deferred tax assets
 non-admitted             (17,769)          -      (17,769)    (371,493)   (107,437)    (478,930)    353,724    107,437     461,161
                      -----------  ----------  -----------  -----------  ----------  -----------  ----------  ---------  ----------
Net admitted deferred
 tax assets           $   782,765  $        -  $   782,765  $   709,846  $        -  $   709,846  $   72,919  $       -  $   72,919
                      ===========  ==========  ===========  ===========  ==========  ===========  ==========  =========  ==========

The Company has elected to admit DTAs pursuant to paragraph 10.e. It recorded an increase in admitted DTAs as the result of its election to employ the provision of Paragraph 10.e. as follows:

                                 DECEMBER 31, 2010               DECEMBER 31, 2009                   CHANGE
                          ------------------------------  -----------------------------  --------------------------------
DESCRIPTION               ORDINARY   CAPITAL     TOTAL     ORDINARY  CAPITAL    TOTAL    ORDINARY    CAPITAL      TOTAL
------------------------  ---------  -------   ---------  ---------  -------  ---------  ---------   -------    ---------
Increase in DTA that
 reverse in subsequent
 three calendar years
 that are carried back
 to recoup taxes          $       -  $     -   $       -  $       -  $     -  $       -  $       -   $     -    $       -
Increase in DTA from
 the lesser of
 adjusted gross DTAs
 realizable within 36
 months or 15% of
 statutory surplus          260,922         -    260,922    272,916        -    272,916    (11,994)        -      (11,994)
Increase in DTA from
 adjusted gross DTAs
 that can be offset
 against DTLs                     -        -           -          -        -          -          -         -            -
                          ---------  -------   ---------  ---------  -------  ---------  ---------   -------    ---------
Total Increase in DTA
 admitted pursuant to
 Paragraph 10.e           $ 260,922  $     -   $ 260,922  $ 272,916  $     -  $ 272,916  $ (11,994)  $     -    $ (11,994)
                          =========  =======   =========  =========  =======  =========  =========   =======    =========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

The amount of admitted deferred tax assets, admitted assets, statutory surplus and total adjusted capital in the risk-based capital calculation resulting from the use of paragraph 10.a., 10.b., 10.c., 10.e. are as follows:

                                  DECEMBER 31, 2010                   DECEMBER 31, 2009                        CHANGE
                          ----------------------------------  ----------------------------------  --------------------------------
DESCRIPTION                ORDINARY   CAPITAL      TOTAL      ORDINARY     CAPITAL      TOTAL     ORDINARY     CAPITAL     TOTAL
------------------------- ---------  ----------  -----------  ---------  ----------  -----------  ---------  ----------  ---------
 Carried back losses
  that reverse in
  subsequent calendar
  year                    $       -  $        -  $         -  $  73,903  $   53,031  $   126,934  $ (73,903) $  (53,031) $(126,934)
 The lesser of adjusted
  gross DTAs realizable
  within 12 months or
  10% of statutory
  surplus                   521,844           -      521,844    309,996           -      309,996    211,848           -    211,848
                          ---------  ----------  -----------  ---------  ----------  -----------  ---------  ----------  ---------
 Adjusted gross DTAs
  that can be offset
  against DTLs               67,312     133,963      201,275     42,638     194,630      237,268     24,674     (60,667)   (35,993)
                          ---------  ----------  -----------  ---------  ----------  -----------  ---------  ----------  ---------
 Total DTA admitted to
  Paragraphs 10.a, 10.b
  and 10.c                  589,156     133,963      723,119    426,537     247,661      674,198    162,619    (113,698)    48,921
                          ---------  ----------  -----------  ---------  ----------  -----------  ---------  ----------  ---------

Admission Calculation
 Components
SSAP 10R, Paragraph 10.e

 Carried back losses
  that reverse in
  subsequent three
  calendar years                  -           -            -          -           -            -          -           -          -
 The lesser of adjusted
  gross DTAs realizable
  within 36 months or 15%
  of statutory surplus      260,922           -      260,922    272,916          --      272,916    (11,994)          -    (11,994)
                          ---------  ----------  -----------  ---------  ----------  -----------  ---------  ----------  ---------
 Adjusted gross DTAs
  that can be offset
  against DTLs                    -           -            -          -           -            -          -           -          -
                          ---------  ----------  -----------  ---------  ----------  -----------  ---------  ----------  ---------
 Total DTA admitted
  pursuant to
  Paragraph 10.e            260,922           -      260,922    272,916           -      272,916    (11,994)          -    (11,994)
                          ---------  ----------  -----------  ---------  ----------  -----------  ---------  ----------  ---------

 Total DTA Admitted
  Under SSAP 10R            850,077     133,963      984,040    699,453     247,661      947,114    150,624    (113,698)    36,926
 Total DTL                  (67,312)   (133,963)    (201,275)   (42,638)   (194,630)    (237,268)   (24,674)     60,667     35,993
                          ---------  ----------  -----------  ---------  ----------  -----------  ---------  ----------  ---------
 Net Admitted DTA         $ 782,765  $        -  $   782,765  $ 656,815  $   53,031  $   709,846  $ 125,950  $  (53,031) $  72,919
                          =========  ==========  ===========  =========  ==========  ===========  =========  ==========  =========

 Used in SSAP 10R,
  Par. 10 d

 Total adjusted capital           -           -    6,376,918          -           -    5,455,355          -           -    921,563
                                                 -----------                         -----------                         ---------
 Authorized Control Level         -           -    1,524,909          -           -    1,347,179          -           -    177,730
                                                 ===========                         ===========                         =========

The following table provides the Company's assets, capital and surplus, and RBC information with the DTA calculated under SSAP No. 10R paragraphs 10(a) to 10(c) and the additional DTA determined under SSAP No. 10R paragraph 10e:

                              DECEMBER 31, 2010               DECEMBER 31, 2009                  CHANGE
                        ------------------------------ ------------------------------- --------------------------------
DESCRIPTION             ORDINARY  CAPITAL    TOTAL     ORDINARY  CAPITAL     TOTAL     ORDINARY   CAPITAL      TOTAL
----------------------- --------- ------- ------------ --------- -------- ------------ --------- ---------  -----------
SSAP 10R, Paragraphs
10.a, 10.b, and 10.c

 Admitted deferred
  tax assets            $ 521,844 $     - $    521,844 $ 383,899 $ 53,031 $    436,930 $ 137,945 $ (53,031) $    84,913
 Admitted assets                -       -   26,155,673         -        -   24,730,012         -         -    1,425,661
 Adjusted statutory
  surplus                       -       -    6,412,177         -        -    5,599,438         -         -      812,739
 Total adjusted capital
  from DTA                      -       -    6,412,177         -        -    5,599,438         -         -      812,739

Increases due to
 SSAP 10R,
 Paragraph 10.e

 Admitted deferred
  tax assets              782,765       -      782,765   656,815   53,031      709,846   125,950   (53,031)      72,919
 Admitted assets                -       -   26,416,595         -        -   25,002,928         -         -    1,413,667
 Statutory surplus              -       - $  6,673,099         -        - $  5,872,354         -         -  $   800,745

The Company has employed tax planning strategies in determining the amount of adjusted gross and net admitted deferred tax assets. Tax planning strategies increased ordinary adjusted gross DTAs by $867,846 and net admitted DTAs to $782,765. Tax planning strategies increased capital adjusted gross DTAs by $133,963, but had no impact upon net admitted capital DTAs, all of which were non-admitted.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

During 2010, 2009 and 2008, the Company's current income tax expense/(benefit) was comprised of the following:

For the years ended December 31,             2010         2009       2008
-----------------------------------------  ---------   ---------   ---------
Federal Income Tax                         $(142,812)  $(215,953)  $ 135,559
Foreign Income Tax                            (5,462)     37,836           -
                                           ---------   ---------   ---------
     Subtotal                               (148,274)   (178,117)    135,559
Federal Income Tax on Net Capital Gains      169,323      57,389    (270,995)
Other - Including Return to Provision          6,354      55,810      99,679
                                           ---------   ---------   ---------
Federal and Foreign Income Taxes Incurred  $  27,403   $ (64,918)  $ (35,757)
                                           =========   =========   =========

The composition of the Company's net deferred tax assets as of December 31, 2010 and 2009, along with the changes in deferred income taxes for 2010, is set forth in the table below:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

Deferred tax assets:

Ordinary                                                2010          2009        CHANGE
                                                    -----------   -----------   -----------
     Loss Reserve Discount                          $   488,039   $   452,188   $    35,851
     Non-Admitted Assets                                146,586       203,317       (56,731)
     Unearned Premium Reserve                           224,940       256,677       (31,737)
     Partnerships                                             -         9,328        (9,328)
     Bad Debt Expense                                    88,502       104,852       (16,350)
     Goodwill & deferred revenue                         29,941        28,770         1,171
     Net Operating loss                                 376,835             -       376,835
     Foreign tax credits                                 99,895        37,573        62,322
     Deferred Tax on Foreign entities                    38,621        20,505        18,116
     Other Temporary difference                           8,455        10,767        (2,312)
                                                    -----------   -----------   -----------
        Subtotal                                      1,501,814     1,123,977       377,837

Statutory valuation allowance adjustment               (633,968)            -      (633,968)
Non-admitted                                            (17,769)     (371,493)      353,724
                                                    -----------   -----------   -----------

Admitted ordinary deferred tax assets                   850,077       752,484        97,593
                                                    -----------   -----------   -----------

Capital

     Investments Writedown                              149,630       166,546       (16,916)
     Unrealized capital losses                           87,003       104,640       (17,637)
     Deferred intercompany loss                          28,697        29,642          (945)
     Other Temporary difference                               -         1,239        (1,239)
                                                    -----------   -----------   -----------
        Subtotal                                        265,330       302,067       (36,737)
Statutory valuation allowance adjustment               (131,367)            -      (131,367)
Non-admitted                                                  -      (107,437)      107,437
                                                    -----------   -----------   -----------

Admitted capital deferred tax assets                    133,963       194,630       (60,667)
                                                    -----------   -----------   -----------

                                                    -----------   -----------   -----------
TOTAL ADMITTED DEFERRED TAX ASSETS                  $   984,040   $   947,114   $    36,926
                                                    ===========   ===========   ===========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

Deferred tax liabilities:

Ordinary                                                               2010       2009       CHANGE
                                                                    ---------   ---------   ---------
     Investments                                                    $ (17,160)  $ (10,014)  $  (7,146)
     Fixed assets                                                           -     (15,120)     15,120
     Other (including items <5% of total ordinary tax liabilities)    (50,152)    (17,504)    (32,648)
                                                                    ---------   ---------   ---------
         Subtotal                                                     (67,312)    (42,638)    (24,674)

Capital

     Unrealized capital gains                                        (133,963)   (193,701)     59,738
     Other (including items <5% of total capital tax liabilities)           -        (929)        929
                                                                    ---------   ---------   ---------
         Subtotal                                                    (133,963)   (194,630)     60,667

                                                                    ---------   ---------   ---------
TOTAL DEFERRED TAX LIABILITIES                                      $(201,275)  $(237,268)  $  35,993
                                                                    ---------   ---------   ---------

NET ADMITTED DEFERRED TAX ASSETS/(LIABILITIES):                     $ 782,765   $ 709,846   $  72,919
                                                                    =========   =========   =========

The change in net deferred tax assets is comprised of the following: (this analysis is exclusive of non-admitted assets as the Change in non-admitted Assets is reported separately from the Change in Net Deferred Income Taxes in the surplus section of the Annual Statement):

The change in net deferred tax assets is comprised of the following:

Description                                        2010          2009         CHANGE
                                                -----------   -----------   ----------
Total deferred tax assets                       $ 1,001,809   $ 1,426,044   $ (424,235)
Total deferred tax liabilities                     (201,275)     (237,268)      35,993
                                                -----------   -----------   ----------
Net deferred tax assets                             800,534     1,188,776     (388,242)
Deferred tax assets/(liabilities) - SSAP 3          (22,118)       79,849     (101,967)
Deferred tax assets/(liabilities) - unrealized       22,139       (87,960)     110,099
                                                                            ----------
Total Change In Deferred Tax                                                  (396,374)
                                                                            ==========

                                     CURRENT   DEFERRED    TOTAL
                                     -------   --------   --------
SSAP 3 Impact:

     SSAP 3 - General Items          (33,096)   (33,969)   (67,065)
     SSAP 3 - Unrealized Gain/Loss         -    (67,998)   (67,998)
                                     -------   --------   --------
     Total SSAP 3                    (33,096)  (101,967)  (135,063)
     SSAP 3 - Non-Admitted Impact          -    128,361    128,361
                                     -------   --------   --------
Total SSAP 3 Impact                  (33,096)    26,394     (6,702)
                                     =======   ========   ========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

STATUTORY VALUATION ALLOWANCE

Under SSAP 10R, statutory gross deferred tax assets must be reduced to the extent it is determined that valuation allowance would be required under U.S. GAAP valuation allowance principles pursuant to Accounting Standard Codification
(ASC) 740, Income Taxes. Significant judgment is required in determining the provision for income taxes and, in particular, in the assessment of whether and in what magnitude a valuation allowance should be recorded. At December 31, 2010, the Company recorded gross deferred tax assets before valuation allowance of $1,767,144 and established a valuation allowance of $633,968 and $131,367 relating to ordinary and capital deferred tax assets, respectively. This is based on the Company's expectation based on a "more likely than not" standard in measuring its ability to realize its gross deferred tax assets reported on the Company's statement of admitted assets at December 31, 2010.

The Company's methodology for determining the realizability of gross deferred tax assets involved estimates of future taxable income from the Company's core insurance business. These estimates were projected through the life of the related deferred tax assets based on assumptions that the Company believes to be reasonable and consistent with current operating results. In concluding that a portion of the statutory gross deferred tax assets are realizable under the U.S. GAAP valuation allowance model, the Company considered both the positive and negative evidence regarding its ability to generate sufficient taxable income to realize the reported adjusted deferred tax assets.

Negative evidence included (i) the existence of cumulative losses in recent years, including losses related to adverse development in 2009 and 2010 of $1,006,000 and $1,506,600, respectively; (ii) the risk that the Company will not be able to execute upon on all of its strategies and actions in the anticipated timeframe; (iii) that Chartis is unable to continue generating profits from the foreign insurance business which the Company has asserted that it can reinsure into the Company; and, (iv) that the Company is unable to identify securities earning the investment yields contemplated in the projections and strategies which represented yields ranging from 4.5% to 8%.

Positive evidence included the availability of prudent and feasible tax planning strategies and AIG's, Chartis' and the Company's intention to execute on tax planning actions and the strategies, if required, that would allow the Company to generate taxable income in order to realize the statutory gross deferred tax assets. These strategies include (i) converting tax-exempt investment income to taxable; (ii) investing available resources into higher yielding assets, and
(iii) redirecting some of Chartis' historically profitable foreign insurance business into the U.S. Commercial Pool.

In addition, the tax planning actions reflected in the Company's assessment of realizability included (i) reducing the Company's exposure to its volatile loss reserves on asbestos and excess workers' compensation through the Eaglestone transaction discussed at Note 13, and (ii) converting tax-exempt investment income to taxable investment income through the sale of tax-exempt securities to both third parties and affiliates and the reinvestment of the sale proceeds into taxable securities.

In weighing both the positive and negative evidence above, the Company considered the likelihood of realizability based on a "more likely than not" criteria and the Company has concluded that a valuation allowance of $633,968 and $131,367 relating to ordinary and capital deferred tax assets, respectively, should be established. As such, the Company has concluded that it is more likely than not that the adjusted gross deferred tax assets of $1,001,809 would be realized at December 31, 2010.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

STATUTORY ADMISSIBILITY

Once the $1,001,809 of adjusted gross deferred tax asset was quantified, this value was assessed for statutory admissibility using SSAP 10R's three part test. The first test allows for the admissibility of adjusted gross deferred tax assets that are expected to reverse in the next three years and could be used to recover taxes paid in prior years. Based upon the Company's tax sharing agreements discussed at Note 8, no carryback potential exists and thus no adjusted gross deferred tax asset can be admitted under this first test. The second test allows for an adjusted gross deferred tax asset to be admitted based upon the lesser of 15% of adjusted statutory surplus of the most recently filed statement and the adjusted gross deferred tax assets expected to reverse within the next three years and that it is expected to be realized (i.e., provide incremental cash tax savings). Under this test, the Company is required to project future taxable income. If operating results differ from those expected in the Company's projections, the amount of the adjusted gross deferred tax asset admitted could materially change. The Company's projections used in determining the admissibility of adjusted gross deferred tax assets included the consideration of the tax planning actions and strategies discussed above and carry similar risks, including the possibility of continuing adverse development in the prior year loss reserves. Finally, the adjusted gross deferred tax assets not admitted under the first two tests can be admitted to the extent there are existing deferred tax liabilities allowable under the relevant tax law. As a result of these tests for statutory admissibility, $782,765 of adjusted gross deferred tax assets were admitted as of December 31, 2010.

The Company does not have any unrecorded deferred tax liabilities.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

The Company's income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before income taxes as follows:

                                                2010                    2009                     2008
                                       ----------------------   ----------------------   ----------------------
Description                              AMOUNT    TAX EFFECT    AMOUNT     TAX EFFECT     AMOUNT    TAX EFFECT
-------------------------------------  ---------   ----------   ---------   ----------   ---------   ----------
Net income before federal
 income taxes and capital
 gains taxes                           $(749,113)  $ (262,190)  $ 184,874   $   64,706   $ 325,408   $  113,893
Book to tax adjustments:
     Tax Exempt Income                  (420,450)    (147,157)   (456,093)    (159,633)   (481,365)    (168,478)
     Intercompany Dividends                    -            -     (94,815)     (33,185)       (315)        (110)
     Dividend received deduction          (8,767)      (3,069)    (18,128)      (6,345)    (55,610)     (19,464)
     Subpart F Income, Gross-Up & FTC    (36,387)     (13,104)          -            -           -            -
     Meals And Entertainment                 567          199         862          302       1,412          494
     Stock Options And Other
     Compensation                          4,644        1,625           -            -           -            -
     Non-Deductible Penalties                  -            -           -            -         761          266
     Change In Non-Admitted Assets       162,087       56,731    (102,726)     (35,954)    120,143       42,050
     Change in tax position                    -       11,310           -       59,878           -       32,007
     Statutory valuation allowance       765,335      765,335          --            -           -            -
     Sale of divested entities                 -            -     (70,576)     (24,702)          -            -
     Return to Provision                       -       19,394           -       11,457           -            -
     Branch termination                        -            -           -            -      13,298        4,654
     Transfer pricing adjustments              -            -           -            -      11,949        4,182
     Other non-taxable income                  -            -           -        1,399      (7,179)      (2,513)
     Other                                     -       (5,297)     (4,392)      (2,195)          -       (2,318)
                                       ---------   ----------   ---------   ----------   ---------   ----------
         Total book to tax
          adjustments                    467,029      685,967    (745,868)    (188,978)   (396,906)    (109,230)
                                       ---------   ----------   ---------   ----------   ---------   ----------
Total Federal taxable income and tax   $(282,084)  $  423,777   $(560,994)  $ (124,272)  $ (71,498)  $    4,663
                                       =========   ==========   =========   ==========   =========   ==========

Federal Income Tax Incurred                          (141,920)                (122,307)                 235,238
Federal Income Tax On RCG                             169,323                   57,389                 (270,995)
Change in deferred tax                                396,374                  (59,354)                  40,420
                                                   ----------               ----------               ----------
Total Tax                                          $  423,777               $ (124,272)              $    4,663
                                                   ==========               ==========               ==========

As of December 31, 2010, the Company had $99,895 foreign tax credits carry forwards expiring by the year 2020 and $1,076,671 of net operating loss carry forwards expiring by the year 2029 that are available to offset against future taxable income. The Company had no unused capital loss carry forwards or tax credits available to offset against future taxable income as of December 31, 2010 and 2009.

There is no federal income tax incurred available for recoupment in the event of future net operating losses for tax purposes.

As of December 31, 2010, the Company had no deposits under IRC Section 6603.

In 2009, tax liabilities relating to uncertain tax positions and tax return errors and omissions relating to the Company were held by Chartis, Inc., the subgroup parent. Pursuant to the amended tax sharing agreement that was effective January 1, 2010, Chartis, Inc. continues to assume the liabilities for uncertain tax positions of the Company; however any change in liability relating to tax return errors and omissions are now reflected as liabilities of the Company at December 31, 2010.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

Under the current tax sharing agreement, the liabilities for uncertain tax positions, excluding interest and penalties, held by Chartis, Inc. relating to the Company are $148,442 and $143,696 at December 31, 2010 and 2009, respectively. Liabilities that arose in 2010 relating to tax return errors and omissions that are now held by the Company are $25,324. Tax benefits relating to tax return errors and omissions that pertain to the Company but are held by Chartis, Inc. pursuant to the previous tax sharing agreement are $78,774.

Interest and penalties related to uncertain tax positions are accrued by Chartis, Inc. At December 31, 2010 and 2009, the interest accrued by Chartis, Inc. relating to uncertain tax positions was $23,817 and $17,253, respectively.

Listed below are the tax years that remain subject to examination by major tax jurisdictions:

At December 31, 2010

MAJOR TAX JURISDICTIONS                                         OPEN TAX YEARS
-------------------------------------                           ---------------
UNITED STATES                                                     2000 - 2009

NOTE 9 - PENSION PLANS AND DEFERRED COMPENSATION ARRANGEMENTS

A.   PENSION PLAN

     Employees of AIG, its subsidiaries and certain affiliated companies, including employees in foreign countries, are generally covered under various funded and insured pension plans. Eligibility for participation in the various plans is based on either completion of a specified period of continuous service or date of hire, subject to age limitation.

     The AIG Retirement Plan (AIG U.S. Plan), is a qualified, non-contributory defined benefit retirement plan which is subject to the provisions of the Employee Retirement Income Security Act (ERISA) of 1974. All employees of AIG and most of its subsidiaries and affiliates who are regularly employed in the United States, including certain U.S. citizens employed abroad on a U.S. dollar payroll, and who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with 5 or more years of service is entitled to pension benefits beginning at normal retirement at age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. The employees may elect certain options with respect to their receipt of their pension benefits including a joint and survivor annuity. An employee with 10 or more years of service may retire early from age 55 to 64. An early retirement factor is applied resulting in a reduced benefit. If an employee terminates with less than five years of service, such employee forfeits his or her right to receive any accumulated pension benefits.

     Annual funding requirements are determined based on the "traditional unit credit" cost method. The objective under this method is to fund each participant's benefit under the plan as it accrues. Thus, the total pension to which each participant is expected to become entitled at retirement is broken down into units, each associated with a year of past or future credited service.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

The following table sets forth the funded status of the AIG US retirement plan, valued in accordance with NAIC Statement of Statutory Accounting Principles
(SSAP) No. 89, Accounting for Pensions.

AS OF DECEMBER 31,                     2010           2009
---------------------------------   -----------    -----------
Fair value of plan assets           $ 3,424,553    $ 3,350,505
Less projected benefit obligation     3,574,840      3,366,515
                                    -----------    -----------
Funded status                       $  (150,287)   $   (16,010)
                                    ===========    ===========

The weighted average assumptions that were used to determine its pension benefit obligations as of December 31, 2010 and 2009 are set forth in the table below:

AS OF DECEMBER 31,                                   2010                 2009               2008
--------------------------------------------   -----------------   -------------       -----------------
     Discount rate                                   5.50%               6.00%               6.50%
     Rate of compensation increase (average)         4.00%               4.00%               4.25%
     Measurement date                          December 31, 2010   December 31, 2009   December 31, 2008
     Medical cost trend rate                          N/A                 N/A                 N/A

In 2010 and 2009, AIG allocated defined benefit expenses to the Company and its affiliates. The Company's allocated share of net expense for the AIG U.S. Plan was approximately $11,968 and $13,939 for 2010 and 2009, respectively.

Effective July 1, 2009 a cost of living adjustment was provided in the AIG U.S. Plan to all retirees who retired prior to January 1, 2004. The increase was 1% of the original monthly benefit for each year of retirement prior to January 1, 2004, limited to 5 years, and not greater than $0.3 per month.

The 2009 AIG U.S. Plan information reflects the impact of divestitures of HSB Group, Inc. (HSB), 21st Century Insurance Group et al (PAG), A. I. Credit Corp. Life segment (AI Credit Life), Transatlantic Reinsurance and the impact of reductions-in-force during 2009.

The 2010 AIG U.S. Plan information reflects the impact of divestitures of A. I. Credit Corp P & C segment (AI Credit P&C), AIG Global Asset Management Holdings Corp. et al (Bridge), American Life Insurance Company et al (ALICO) and American General Finance et al (AGF) during 2010.

AIG also sponsors several unfunded nonqualified defined benefit plans for certain employees, including key executives, designed to supplement pension benefits provided by AIG's other retirement plans. These include the AIG Excess Retirement Income Plan, which provides a benefit equal to the reduction in benefits payable to certain

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

     employees under the AIG U.S. Plan as a result of federal tax limitations on compensation and benefits payable, and the Supplemental Executive Retirement Plan (SERP), which provides additional retirement benefits to designated executives.

B.   POSTRETIREMENT BENEFIT PLANS

     AIG's U.S. postretirement medical and life insurance benefits are based upon the employee electing immediate retirement and having a minimum of 10 years of service. Retirees and their dependents that were 65 years old by May 1, 1989 participate in the medical plan at no cost. Employees who retired after May 1, 1989 or prior to January 1, 1993 pay the active employee premium if under age 65 and 50 percent of the active employee premium if over age 65. Retiree contributions are subject to adjustment annually. Other cost sharing features of the medical plan include deductibles, coinsurance and Medicare coordination and a lifetime maximum benefit of $5,000. The maximum life insurance benefit prior to age 70 is $33, with a maximum $25 thereafter.

     Effective January 1, 1993 both plans' provisions were amended: employees who retire after January 1, 1993 are required to pay the actual cost of the medical insurance benefit premium reduced by a credit which is based upon years of service at retirement. The life insurance benefit varies by age at retirement from $5 for retirement at age 55 through 59 and $10 for retirement at ages 60 through 64 and $15 from retirement at ages 65 and over.

     AIG's U.S. postretirement medical and life insurance benefits obligations, valued in accordance with SSAP No. 11, Postemployment Benefits and Compensated Absences (SSAP 11), as of December 31, 2010 and 2009 were $202,418 and $206,127, respectively. These obligations are not funded currently. The Company's allocated share of other postretirement benefit plan expenses were $112 and $95 for the years ended December 31, 2010 and 2009, respectively.

     The 2009 postretirement medical plan information reflects the impact of divestitures of HSB, PAG, AI Credit Life and Transatlantic Reinsurance and the impact of reductions-in-force during 2009.

     The 2010 postretirement medical plan information reflects the impact of divestiture of AI Credit P&C, Bridge, ALICO and AGF during 2010.

     As sponsor of the AIG U.S. Plan and other benefit plans, AIG is ultimately responsible for the maintenance of these plans in compliance with law. The Company is not directly liable for obligations under the plan; its direct obligations result from AIG's allocation of its share of expenses from the plans. Such allocation is based on the Company's payroll.

     However, the Company is jointly and severally responsible with AIG and other members of AIG's controlled group for funding obligations for the AIG U.S. Plan, and ERISA plans sponsored by other members of AIG's controlled group. If the AIG U.S. Plan does not have adequate funds to pay obligations due participants, the Pension Benefit Guaranty Corporation could seek payment of such amounts from the members of the AIG controlled group, including the Company. Accordingly, the Company is contingently liable for such obligations. The Company believes that the likelihood of this occurring is remote. Accordingly, the Company has not established any liability for such contingencies.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

C.   STOCK OPTION AND DEFERRED COMPENSATION PLANS

     Some of the Pool's officers and key employees could receive compensation pursuant to awards under several share-based employee compensation plans; AIG 1999 Stock Option Plan, as amended; AIG 1996 Employee Stock Purchase Plan, as amended; AIG 2002 Stock Incentive Plan, as amended under which AIG has issued time-vested restricted stock units and performance restricted stock units; AIG 2007 Stock Incentive Plan, as amended, and the AIG 2005-2006 Deferred Compensation Profit Participation Plan. AIG currently settles share option exercises and other share awards to participants by issuing shares it previously acquired and holds in its treasury account. During 2010 and 2009, AIG allocated $14,408 and $12,572, respectively, of these stock options and certain other deferred compensation programs to the Company.

     In December 2009, AIG established the Long Term Incentive Plan under which management employees were offered the opportunity to receive additional compensation in the form of cash and stock appreciation rights (SARs) if certain performance metrics are met. During 2010 and 2009, AIG allocated $9,861 and $1,362, respectively, for expenses incurred under this plan to the Company.

     In addition to several small defined contribution plans, AIG sponsors a voluntary savings plan for U.S. employees, the AIG Incentive Savings Plan, which provides for salary reduction contributions by employees and matching U.S. contributions by AIG of up to seven percent of annual salary depending on the employees' years of service and subject to certain compensation limits. Pre-tax expense associated with this plan was $7,156 and $7,373 in 2010 and 2009, respectively.

D.   POST-EMPLOYMENT BENEFITS AND COMPENSATED ABSENCES

     AIG provides certain benefits to inactive employees who are not retirees. Certain of these benefits are insured and expensed currently; other expenses are provided for currently. Such expenses include long-term disability benefits, medical and life insurance continuation and COBRA medical subsidies. The costs of these plans are borne by AIG.

E.   IMPACT OF MEDICARE MODERNIZATION ACT ON POST RETIREMENT BENEFITS

     On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 was signed into law. The postretirement medical plan benefits provided by the plan are actuarially equivalent to Medicare Part D under the 2003 Medicare Act and eligible for the federal subsidy. Effective January 1, 2007, this subsidy is passed on to the participants through reduced contributions. The expected amount of subsidy that AIG will receive for 2010 is $3,100.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

NOTE 10 - CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

A.   CAPITAL AND SURPLUS

     The portion of unassigned surplus as of December 31, 2010 and 2009 represented by each item below is as follows:

                               2010            2009
                            -----------    -----------
Unrealized gains            $   220,760    $   441,772
Non-admitted asset values      (458,968)    (1,087,959)
Provision for reinsurance       (99,443)       (88,624)

     In calculating the provision for reinsurance as of December 31, 2010, management utilized collateral including letters of credit and assets in trust provided by its Ultimate Parent of $314,752 and $26,752, respectively. The use of these assets was approved by the domiciliary regulator.

     The changes in unrealized gains and non-admitted assets reported in the Statements of Income and Changes in Capital and Surplus were derived as follows:

Change in net unrealized gains                2010         2009
----------------------------------------   ---------    ---------
Unrealized gains, current year             $ 220,760    $ 441,772
Unrealized gains, previous year              441,772      739,654
                                           ---------    ---------
Change in unrealized gains                  (221,012)    (297,882)
Change in tax on unrealized gains            110,099      202,913
Change in accounting principles SSAP 43R           -       (6,693)
Adjustments to beginning surplus (a)         (40,963)      (8,900)
Derivatives - change in foreign exchange      (4,250)           -
Amortization of goodwill                      (5,204)      (2,502)
                                           ---------    ---------
Change in unrealized, net of taxes         $(161,330)   $(113,064)
                                           =========    =========

(a) The 2009 balance includes $3,395 of adjustments to the income tax effect of capital gains.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

Change in non-admitted asset values                  2010             2009
-------------------------------------------     -------------    -------------
Non-admitted asset values, current year         $    (458,968)   $  (1,087,959)
Non-admitted asset values, previous year           (1,087,959)        (964,416)
                                                -------------    -------------
Change in non-admitted assets                         628,991         (123,543)
Change in SSAP 10R                                     11,994         (272,916)
Adjustments to beginning surplus                     (128,361)          77,692
Other surplus adjustments                                 613                -
                                                -------------    -------------
Change in non-admitted assets                   $     513,237    $    (318,767)
                                                =============    =============

B.    RISK-BASED CAPITAL REQUIREMENTS

      The NAIC has adopted a Risk-Based Capital (RBC) formula to be applied to all property and casualty insurance companies. RBC is a method of establishing the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. A company's RBC is calculated by applying different factors to various asset classes, net premiums written and loss and LAE reserves. A company's result from the RBC formula is then compared to certain established minimum capital benchmarks. To the extent a company's RBC result does not either reach or exceed these established benchmarks, certain regulatory actions may be taken in order for the insurer to meet the statutorily-imposed minimum capital and surplus requirements.

      In connection therewith, the Company has satisfied the capital and surplus requirements of RBC for the 2010 reporting period.

C.    DIVIDEND RESTRICTIONS

      Under New York law, the Company may pay cash dividends only from earned surplus determined on a statutory basis. Further, the Company is restricted (on the basis of the lower of 10.0% of the Company's statutory surplus as of December 31, 2010, or 100.0% of the Company's adjusted net investment income for the preceding 36 month period ending December 31,
      2010) as to the amount of dividends it may declare or pay in any twelve-month period without the prior approval of NY SAP. As of December 31, 2010, the maximum dividend payment, which may be made without prior approval during 2011, is approximately $130,506.

      Within the limitations noted above, no dividends may be paid out of segregated surplus. There are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There were no restrictions placed on the Company's surplus including for whom the surplus is being held. There is no stock held by the Company for any special purpose.

      The Company paid $301,343 in dividends to Chartis U.S. Inc. in 2010, which included $0 of extraordinary dividends and paid no dividends during 2009.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

NOTE 11 - CONTINGENCIES

A.    LEGAL PROCEEDINGS

      The Company is involved in various legal proceedings incident to the operation of its business. Such proceedings include claims litigation in the normal course of business involving disputed interpretations of policy coverage. Other proceedings in the normal course of business include allegations of underwriting errors or omissions, bad faith in the handling of insurance claims, employment claims, regulatory activity, and disputes relating to the Company's business ventures and investments.

      Other legal proceedings include the following:

      AIG, National Union Fire Insurance Company of Pittsburgh, Pa. (National Union), and Chartis Specialty Insurance Company (f/k/a American International Specialty Lines Insurance Company) have been named defendants (the AIG Defendants) in two putative class actions in state court in Alabama that arise out of the 1999 settlement of class and derivative litigation involving Caremark Rx, Inc. (Caremark). The plaintiffs in the second-filed action have intervened in the first-filed action, and the second-filed action has been dismissed. An excess policy issued by a subsidiary of AIG with respect to the 1999 litigation was expressly stated to be without limit of liability. In the current action, plaintiffs allege that the judge approving the 1999 settlement was misled as to the extent of available insurance coverage and would not have approved the settlement had he known of the existence and/or unlimited nature of the excess policy. They further allege that the AIG Defendants and Caremark are liable for fraud and suppression for misrepresenting and/or concealing the nature and extent of coverage. In their complaint, plaintiffs request compensatory damages for the 1999 class in the amount of $3,200,000, plus punitive damages. The AIG Defendants deny the allegations of fraud and suppression and have asserted, inter alia, that information concerning the excess policy was publicly disclosed months prior to the approval of the settlement. The AIG Defendants further assert that the current claims are barred by the statute of limitations and that plaintiffs' assertions that the statute was tolled cannot stand against the public disclosure of the excess coverage. Plaintiffs, in turn, have asserted that the disclosure was insufficient to inform them of the nature of the coverage and did not start the running of the statute of limitations.

      The intervening plaintiffs had requested a stay of all trial court proceedings pending their appeal of an order dismissing certain lawyers and law firms who represented parties in the underlying class and derivative actions. After the Alabama Supreme Court affirmed the trial court's dismissal in September 2008, the intervening plaintiffs filed an Amended Complaint in Intervention on December 1, 2008, which named Caremark, AIG and certain subsidiaries, including National Union and Chartis Specialty Insurance Company, as defendants, and purported to bring claims against all defendants for deceit and conspiracy to deceive, and to bring a claim against AIG and its subsidiaries for aiding and abetting Caremark's alleged deception.

      After the defendants moved to dismiss the Amended Complaint in Intervention and, in the alternative, for a more definite statement, and the plaintiffs reached an agreement to withdraw additional motions seeking to disqualify certain plaintiffs' counsel, on March 2, 2009, the court granted the intervening plaintiffs' motion to withdraw the Amended Complaint in Intervention. On April 14, 2009, the court established a schedule for class action

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

      discovery that was scheduled to lead to a hearing on class certification in March 2010. The court has since entered an order appointing a special master to resolve certain discovery disputes and requiring the parties to submit a new discovery schedule after those disputes are resolved. The parties are presently engaged in class discovery.

      As of April 22, 2011, the parties have not completed class action discovery, general discovery has not commenced, and the court has not determined if a class action is appropriate or the size or scope of any class. The Company is unable to reasonably estimate the possible loss or range of losses, if any, arising from the litigation.

      On September 2, 2005, certain AIG companies including American Home Assurance Company, AIU Insurance Company and New Hampshire Insurance Company (collectively, the AIG Parties) sued (i) The Robert Plan Corporation (RPC), an agency that formerly serviced assigned risk automobile insurance business for the AIG Parties; (ii) certain affiliates of RPC; and (iii) two of RPC's senior executives. This suit was brought in New York Supreme Court and alleges the misappropriation of funds and other violations of contractual arrangements. On September 26, 2005, RPC countersued the AIG Parties and AIG itself for, among other things, $370,000 in disgorged profits and $500,000 of punitive damages under a claim of fraud. On March 10, 2006, RPC moved to dismiss its fraud claim without prejudice for the purposes of bringing that claim in New Jersey. On that date, RPC also amended its counterclaim, setting forth a number of causes of action for breach of contract. The parties filed cross motions to dismiss various counts of the complaint and counterclaims. These motions were granted in part and denied in part by the court. RPC appealed certain aspects of the court's ruling. On August 25, 2008, RPC, one of its affiliates, and one of the defendant RPC executives filed voluntary petitions for relief under chapter 11 of title 11 of the United States Code (the Bankruptcy Code). On October 7, 2008, the Court entered an Order staying this action in light of those bankruptcy proceedings. On January 15, 2009, RPC filed a notice of removal to the United States District Court for the Southern District of New York. The action was subsequently transferred to the Eastern District of New York and then referred to the United States Bankruptcy Court for that District. The AIG Parties moved to remand the case, and the Court granted that motion on April 12, 2010. On January 19, 2010, the Court entered an Order converting the bankruptcy proceeding to one under Chapter 7 of the Bankruptcy Code.

      In July 2007, RPC (along with Eagle Insurance Company (Eagle) and Newark Insurance Corporation (Newark), two of RPC's subsidiary insurance companies) filed a separate complaint in New Jersey alleging claims for fraud and negligent misrepresentation against AIG and the AIG Parties in connection with certain 2002 contracts. That complaint seeks damages of at least $100,000, unspecified punitive damages, declaratory relief, and imposition of a constructive trust.

      Because Eagle and Newark are in liquidation with the Commissioner of the New Jersey Department of Banking and Insurance as liquidator, the AIG Parties believe that only the Commissioner -- and not RPC -- has the authority to direct Eagle and Newark to bring the claims asserted in this action. On December 7, 2007, this action was stayed pending judicial determination of this issue in the Eagle/Newark rehabilitation/liquidation proceeding. In October 2008, the Court dismissed the action without prejudice for failure to prosecute.

      Nevertheless, on January 14, 2009, RPC filed a notice of removal of the New Jersey action to the United States District Court for the District of New Jersey and, on February 2, 2009, moved to transfer the New Jersey action to the Eastern District of New York, where RPC's bankruptcy proceeding is pending. The AIG Parties filed a

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

      motion to dismiss the case for lack of subject matter jurisdiction because the purportedly removed action had been dismissed three months before RPC filed its purported notice of removal, and consideration of RPC's transfer motion was stayed until the Court ruled on the AIG Parties' motion to dismiss. On August 10, 2009, the Court granted the AIG Parties' motion to dismiss and denied RPC's transfer motion as moot. To the AIG Parties' knowledge, since that time, RPC has not sought to have the New Jersey state court action reinstated. The settlement discussed below contains a release from RPC to the AIG Parties that covers the claims RPC asserted against the AIG Parties in the New Jersey action.

      On December 28, 2010, the Bankruptcy Court granted motions to approve settlements entered into in September 2010 between the AIG parties and the RPC Defendants (other than two of RPC's affiliates whose corporate privileges have been suspended by their respective states of incorporation and are therefore unable to enter into contracts) resolving all claims and counterclaims between the AIG parties and the RPC Defendants, and on March 16, 2011 the Court entered an Order dismissing the case with prejudice. The settlements will not have a material adverse effect on the AIG Parties' financial position.

      On March 23, 2011, certain AIG entities were served with a Summons with Notice of a suit filed in New York Supreme Court (Nassau County) by William Wallach, The William Wallach Irrevocable Trust, Lawrence Wallach, and Richard Wallach. Prior to his death in 2010, William Wallach was the majority shareholder in RPC. Though the AIG entities have not yet been served with the complaint, the Summons with Notice indicates that the suit purports to seek damages of $375,000 for breach of contract, misrepresentation, breach of fiduciary duty, fraud, deceit, tortious interference with contractual relations and prima facie tort. The AIG entities have demanded a copy of the complaint.

      Effective February 9, 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice (the
      DOJ), the United States Securities and Exchange Commission (the SEC), the Office of the Attorney General of the State of New York (the NYAG) and the New York Insurance Department (the NYDOI). The settlements resolve outstanding litigation and allegations by such agencies against AIG in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of these settlements, AIG recorded an after-tax-charge of $1,150,000 in the fourth quarter of 2005, and made payments or placed in escrow approximately $1,640,000 including (i) $375,000 into a fund under the supervision of the NYAG and NYDOI to be available principally to pay certain AIG insurance company subsidiary policyholders who purchased excess casualty policies through Marsh & McLennan Companies, Inc. and Marsh Inc. (the Excess Casualty Fund) and
      (ii) $343,000 into a fund under the supervision of the NYAG and the NYDOI to be used to compensate various states in connection with the underpayment of certain workers compensation premium taxes and other assessments. As of February 29, 2008, eligible policyholders entitled to receive approximately $358,700 (or 95%) of the Excess Casualty Fund had opted to receive settlement payments in exchange for releasing AIG and its subsidiaries from liability relating to certain insurance brokerage practices. In accordance with the settlement agreements, all amounts remaining in the Excess Casualty Fund were used by AIG to settle claims from other policyholders relating to such practices.

      Various state regulatory agencies have reviewed certain other transactions and practices of AIG and its subsidiaries, including the Company, in connection with certain industry-wide and other inquiries including, but

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

      not limited to, insurance brokerage practices relating to contingent commissions and the liability of certain AIG subsidiaries, including the Company, for taxes, assessments and surcharges relating to the underreporting or misreporting of workers compensation premium. On January 29, 2008 AIG reached settlements in connection with these state reviews, subject to court approval, with the Attorneys General of the States of Florida, Hawaii, Maryland, Michigan, Oregon, Texas and West Virginia, the Commonwealths of Massachusetts and Pennsylvania, and the District of Columbia; the Florida Department of Financial Services; and the Florida Office of Insurance Regulation. The settlement agreements call for AIG to pay a total of $12,500 to be allocated among the ten jurisdictions and also require AIG to continue to maintain certain producer compensation disclosure and ongoing compliance initiatives. On March 13, 2008, AIG also reached a settlement with the Pennsylvania Insurance Department, which calls for AIG to provide annual reinsurance reports and maintain certain producer compensation disclosure and ongoing compliance initiatives, and to pay a total of $13,500, $4,400 of which was previously paid to Pennsylvania in connection with prior settlement agreements.

      On February 16, 2006, the Attorney General of the State of Minnesota filed a complaint against AIG and certain of its subsidiaries, including the Company, alleging that, beginning no later than 1985, AIG made false statements and reports to Minnesota agencies and regulators, unlawfully reduced AIG's contributions and payments to Minnesota's workers' compensation funds, misreported the character of workers' compensation premiums as general or auto liability premiums, and unlawfully reduced its Minnesota tax obligations. The State of Minnesota sought injunctive relief, damages, penalties and interest. In December 2007, the parties settled the matter, which resolved claims asserted on behalf of the Minnesota Department of Revenue through tax year 2003, the Minnesota Special Compensation Fund through fiscal year 2003 and the Minnesota Attorney General through 2003, without compromising any of the claims of the Minnesota Insurance Guaranty Association, Minnesota Assigned Risk Plan or Minnesota Department of Commerce.

      On May 24, 2007, the National Workers Compensation Reinsurance Pool (NWCRP), on behalf of its participant members, filed a lawsuit against AIG and certain of its subsidiaries, including the Company (collectively, the AIG parties), with respect to the underpayment of residual market assessments for workers compensation insurance. The complaint alleges claims for violations of the Racketeer Influenced and Corrupt Organizations Act (RICO), breach of contract, fraud and related state law claims arising out of AIG's alleged underpayment of these assessments between 1970 and the present and seeks damages purportedly in excess of $1,000,000. On August 6, 2007, the court denied the AIG parties' motion seeking to dismiss or stay the complaints or in the alternative, to transfer to the Southern District of New York. On December 26, 2007, the court denied the AIG parties' motion to dismiss the complaint. On March 17, 2008, the AIG parties filed an amended answer, counterclaims and third-party claims against the National Council on Compensation Insurance (in its capacity as attorney-in-fact for the NWCRP), the NWCRP, its board members, and certain of the other insurance companies that are members of the NWCRP alleging violations of RICO, as well as claims for conspiracy, fraud, and breach of fiduciary duty. The counterclaim-and third-party defendants filed motions to dismiss on June 9, 2008.

      On January 26, 2009, the AIG parties filed a motion to dismiss all claims in the complaint for lack of subject-matter jurisdiction. On February 23, 2009, the Court issued an order denying the motion to dismiss the AIG parties' counterclaims; granting the portion of the third-party defendants' motion to dismiss as to the AIG parties' third-party claims for RICO violations and conspiracy; and denying the portion of the third-party defendants' motion to dismiss as to the AIG parties' third-party claims for fraud, breach of fiduciary duty and unjust

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

      enrichment. On April 13, 2009, one of the third-party defendants filed third-party counterclaims against AIG, certain of its subsidiaries and certain former executives. On August 20, 2009, the court granted the AIG parties' motion to dismiss the NWCRP's claims for lack of subject matter jurisdiction. On September 25, 2009, the AIG parties, now in the position of plaintiff, filed an amended complaint that repleads their RICO and conspiracy claims - previously counterclaims that were dismissed without prejudice - against several competitors, as well as repleads the AIG parties' already sustained claims for fraud, breach of fiduciary duty and unjust enrichment against those parties, the NWCRP and the NCCI. On October 8, 2009, one competitor filed amended counterclaims against the AIG parties. The amended counterclaim is substantially similar to the complaint initially filed by the NWCRP, but also seeks damages related to non-NWCRP states and guaranty funds, in addition to asserting claims for other violations of state law.

      On October 30, 2009, all of the parties now in the position of defendant - the AIG parties' competitors, the NWCRP and NCCI - filed motions to dismiss many of the AIG parties' amended claims, and the AIG parties filed a motion to dismiss many of their competitor's counterclaims. On July 1, 2010 the Court denied the pending motions to dismiss as to all claims, except that it dismissed the AIG parties' claim for unjust enrichment. On July 30, 2010, the NWCRP filed a motion for reconsideration of the Court's decision denying its motion to dismiss the accounting claim asserted against it by the AIG parties, and that motion was denied on August 16, 2010.

      On April 1, 2009, a purported class action was filed in Illinois federal court against AIG and certain of its subsidiaries on behalf of a putative class of NWCRP participant members with respect to the underpayment of residual market assessments for workers compensation insurance. The complaint was styled as an "alternative complaint," should the court grant the AIG parties' motion to dismiss all claims against the defendants in the NWCRP lawsuit for lack of subject matter jurisdiction. The allegations in the class action complaint are substantially similar to those filed by the NWCRP, but the complaint adds certain former AIG executives as defendants and a RICO claim against those individuals. On August 28, 2009, the class action plaintiffs filed an amended complaint, removing the AIG executives as defendants. On October 30, 2009, the AIG parties filed a motion to dismiss many of the claims asserted in the class action complaint. On July 1, 2010, the Court denied the pending motion to dismiss as to all claims, except that it dismissed the plaintiffs' claim for promissory estoppel against the AIG subsidiary defendants (the promissory estoppel claim against AIG survives). Class discovery has been completed, and on July 16, 2010, the plaintiffs filed a motion for class certification. The AIG parties filed their opposition to this motion on October 8, 2010.

      On January 5, 2011, the AIG parties executed a term sheet with a group of intervening plaintiffs, made up of seven participating members of the NWCRP that filed a motion to intervene in the class action for the purpose of settling the claims at issue on behalf of a settlement class. The proposed class-action settlement would require AIG to pay $450,000 to satisfy all liabilities to the class members arising out of the workers compensation premium reporting issues, a portion of which would be funded out of the remaining amount held in a fund established as part of AIG's settlement with the NYAG and NYDOI in 2006 (the "Workers Compensation Fund"), as addressed above, less any amounts previously withdrawn to satisfy AIG's regulatory settlement obligations, as addressed below. On January 13, 2011, their motion to intervene was granted. On January 19, 2011, the intervening class plaintiffs filed their Complaint in Intervention. On January 28, 2011, the AIG parties and the intervening class plaintiffs entered into a settlement agreement embodying the terms set forth in the January 5, 2011 term sheet and filed a joint motion for certification of the settlement class and preliminary approval of the settlement. If approved by the

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

      Court (and such approval becomes final), the settlement agreement will resolve and dismiss with prejudice all claims that have been made or that could have been made in the consolidated litigations pending in the Northern District of Illinois arising out of workers compensation premium reporting, including the class action, other than claims that are brought by or against any class member that opts out of the settlement. The $450,000 settlement amount along with the $146,500 in fines, penalties, and premium taxes discussed in the NAIC examination of workers' compensation premium reporting matter below may be funded in part from the $338,000 held in the Workers Compensation Fund. In the event that the proposed class action settlement is not approved, or that certain class members opt out of the settlement and continue to pursue their claims against the AIG parties, litigation would resume. The AIG parties have established a reserve equal to the amounts payable under the settlement.

      On March 28, 2008, a Minnesota federal court granted AIG's motion to dismiss a lawsuit filed by the Minnesota Workers Compensation Reinsurance Association and the Minnesota Workers Compensation Insurers Association against AIG and certain of its subsidiaries, including the Company, with respect to the underpayment of residual market assessments for workers compensation insurance. On April 25, 2008, plaintiffs appealed to the United States Court of Appeals for the Eighth Circuit and also filed a new complaint making similar allegations in Minnesota state court. On April 30, 2008, substantially identical claims were also filed in Minnesota state court by the Minnesota Insurance Guaranty Association and Minnesota Assigned Risk Plan. On September 11, 2008, the parties to both actions entered into a settlement, resulting in the dismissal of all claims against AIG. In exchange for the dismissal and a broad release of claims, the financial terms of the settlement provided for AIG's payment of $21,500 to plaintiffs and waiver of its right to collect $3,500 in payments due from the plaintiffs.

      A purported class action was filed in South Carolina federal court on January 25, 2008 against AIG and certain of its subsidiaries on behalf of a class of employers that obtained workers compensation insurance from AIG companies and allegedly paid inflated premiums as a result of AIG's alleged underreporting of workers compensation premiums. An amended complaint was filed on March 24, 2008, and the AIG parties filed a motion to dismiss the amended complaint on April 21, 2008. On July 8, 2008, the court granted the AIG parties' motion to dismiss all claims without prejudice and granted plaintiff leave to refile subject to certain conditions. Plaintiffs filed their second amended complaint on July 22, 2008. On March 27, 2009, the court granted the AIG parties' motion to dismiss all claims in the second amended complaint related to pre-2001 policies and all claims against certain AIG subsidiaries, denied the motion to dismiss as to claims against AIG and the remaining subsidiaries, and granted the AIG parties' motion to strike certain allegations from the complaint. On July 19, 2010, the South Carolina Supreme Court held that the filed-rate doctrine did not bar plaintiffs' claims. Merits discovery on the plaintiffs' pending claims is proceeding. However, this action no longer involves allegations of underreporting of workers' compensation premium and no longer relates to the regulatory settlements and litigation concerning those issues.

      In April 2007, the National Association of Insurance Commissioners (the
      NAIC) formed a Settlement Review Working Group, directed by the State of Indiana, to review the Workers Compensation Residual Market Assessment portion of the settlement between AIG, the NYAG, and the NYDOI. In late 2007, the Settlement Review Working Group, under the direction of Indiana, Minnesota and Rhode Island, recommended that a multi-state targeted market conduct examination focusing on workers compensation insurance be commenced under the direction of the NAIC's Market Analysis Working Group. AIG was informed of the multi-state targeted market

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

      conduct examination in January 2008. The lead states in the multi-state examination are Delaware, Florida, Indiana, Massachusetts, Minnesota, New York, Pennsylvania and Rhode Island. All other states (and the District of Columbia) agreed to participate in the multi-state examination. The examination focused on legacy issues related to AIG's writing and reporting of workers compensation insurance between 1985 and 1996.

      On December 17, 2010, AIG and the lead states reached an agreement to settle all regulatory liabilities arising out of the subjects of the multistate examination. The regulatory settlement agreement, which has been agreed to by all 50 states and the District of Columbia, includes, among other terms, (i) AIG's payment of $100,000 in regulatory fines and penalties; (ii) AIG's payment of $46,500 in outstanding premium taxes;
      (iii) AIG's agreement to enter into a compliance plan describing agreed-upon specific steps and standards for evaluating AIG's ongoing compliance with state regulators governing the setting of workers compensation insurance premium rates and the reporting of workers compensation premiums; and (iv) AIG's agreement to pay up to $150,000 in contingent fines in the event that AIG fails to comply substantially with the compliance plan requirements. The $146,500 in fines, penalties and premium taxes can be funded out of the $338,000 held in the Workers Compensation Fund, discussed above, to the extent that such monies have not already been used to fund the class action settlement discussed above. The regulatory settlement is contingent upon and will not become effective until, among other events: (i) a final, court-approved settlement is reached in all the lawsuits currently pending in Illinois arising out of workers compensation premium reporting issues, discussed above, including the putative class action, except that such settlement need not resolve claims between AIG and the Liberty Mutual Group in order for the regulatory settlement to become effective; and (ii) a settlement is reached and consummated between AIG and certain state insurance guaranty funds that may assert claims against AIG for underpayment of guaranty-fund assessments.

      AIG and certain subsidiaries have established a reserve equal to the amounts payable under the proposed settlement.

      After the NYAG filed its complaint against insurance broker Marsh, policyholders brought multiple federal antitrust and Racketeer Influenced and Corrupt Organizations Act (RICO) class actions in jurisdictions across the nation against insurers and brokers, including AIG and a number of its subsidiaries, alleging that the insurers and brokers engaged in a broad conspiracy to allocate customers, steer business, and rig bids. These actions, including 24 complaints filed in different federal courts naming AIG or an AIG subsidiary as a defendant, were consolidated by the judicial panel on multi-district litigation and transferred to the United States District Court for the District of New Jersey for coordinated pretrial proceedings.

      The consolidated actions have proceeded in that court in two parallel actions, In re insurance Brokerage Antitrust Litigation (the Commercial Complaint) and In re Employee Benefit Insurance Brokerage Antitrust Litigation (the Employee Benefits Complaint, and, together with the Commercial Complaint, the multi-district litigation).

      The plaintiffs in the Commercial Complaint are a group of corporations, individuals and public entities that contracted with the broker defendants for the provision of insurance brokerage services for a variety of insurance needs. The broker defendants were alleged to have placed insurance coverage on the plaintiffs' behalf with a number of insurance companies named as defendants, including certain AIG subsidiaries, including American Home Assurance Company (American Home), AIU Insurance Company, National Union Fire Insurance Company

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

      of Pittsburgh, Pa., Chartis Specialty Insurance Company (f/k/a American International Specialty Lines Insurance Company), Chartis Property Casualty Company (f/k/a both Birmingham Fire Insurance Company of Pennsylvania and AIG Casualty Company), Commerce and Industry Insurance Company, Lexington Insurance Company, National Union Fire Insurance Company of Louisiana, New Hampshire Insurance Company, and The Insurance Company of the State of Pennsylvania. The Commercial Complaint also named various brokers and other insurers as defendants (three of which have since settled). The Commercial Complaint alleges that defendants engaged in a widespread conspiracy to allocate customers through "bid-rigging" and "steering" practices. The Commercial Complaint also alleges that the insurer defendants permitted brokers to place business with AIG subsidiaries through wholesale intermediaries affiliated with or owned by those same brokers rather than placing the business with AIG subsidiaries directly. Finally, the Commercial Complaint alleges that the insurer defendants entered into agreements with broker defendants that tied insurance placements to reinsurance placements in order to provide additional compensation to each broker. Plaintiffs assert that the defendants violated the Sherman Antitrust Act, RICO, the antirust laws of 48 states and the District of Columbia, and were liable under common law breach of fiduciary duty and unjust enrichment theories. Plaintiffs seek treble damages plus interest and attorneys' fees as a result of the alleged RICO and the Sherman Antitrust Act violations.

      The plaintiffs in the Employee Benefits Complaint are a group of individual employees and corporate and municipal employees alleging claims on behalf of two separate nationwide purported classes: an employee class and an employer class that acquired insurance products from the defendants from January 1, 1998 to December 31, 2004. The Employee Benefits Complaint names AIG, and certain of its subsidiaries, including American Home, as well as various other brokers and insurers, as defendants. The activities alleged in the Employee Benefits Complaint, with certain exceptions, tracked the allegations of contingent commissions, bid-rigging and tying made in the Commercial Complaint.

      The court in connection with the Commercial Complaint granted (without leave to amend) defendants' motions to dismiss the federal antitrust and RICO claims on August 31, 2007 and September 28, 2007, respectively. The court declined to exercise supplemental jurisdiction over the state law claims in the Commercial Complaint and therefore dismissed it in its entirety. On January 14, 2008, the court granted defendants' motion for summary judgment on the ERISA claims in the Employee Benefits Complaint and subsequently dismissed the remaining state law claims without prejudice, thereby dismissing the Employee Benefits Complaint in its entirety. On February 12, 2008 plaintiffs filed a notice of appeal to the United States Court of Appeals for the Third Circuit with respect to the dismissal of the Employee Benefits Complaint. Plaintiffs previously appealed the dismissal of the Commercial Complaint to the United States Court of Appeals for the Third Circuit on October 10, 2007.

      On August 16, 2010, the Third Circuit affirmed the dismissal of the Employee Benefits Complaint in its entirety, affirmed in part and vacated in part the District Court's dismissal of the Commercial Complaint, and remanded the case for further proceedings consistent with the opinion. The Third Circuit also affirmed in part and vacated in part the District Court's dismissal of the Commercial Complaint, and remanded the case for further proceedings consistent with the opinion. With respect to the antitrust claims in the Commercial Complaint, the Third Circuit affirmed the dismissal of all of plaintiffs' claims, except reversed the District Court's dismissal of an alleged "Marsh-centered" conspiracy to protect incumbent insurers that is based on allegations of bid-rigging involving excess casualty insurance. The Court remanded this claim to the District Court, instructing it to consider whether plaintiffs must satisfy the heightened pleading standard for fraud, and if so, whether this remaining claim meets

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

      that standard. With respect to the RICO claims in the Commercial Complaint, the Third Circuit affirmed the dismissal of all of plaintiffs' claims, except reversed the District Court's dismissal of an alleged "Marsh-centered" enterprise based on allegations of bid-rigging involving excess casualty insurance. The Court remanded this claim to the District Court for consideration as to whether plaintiffs had adequately pled the remaining RICO elements not previously considered by the District Court dismissing the Commercial Complaint. Because the Third Circuit vacated in part the judgment dismissing the federal claims in the Commercial Complaint, the Third Circuit also vacated the District Court's dismissal of the state-law claims in the Commercial Complaint. On October 1, 2010, defendants in the Commercial Complaint filed motions to dismiss the remaining remanded claims in the District Court of New Jersey.

      On March 18, 2011, AIG and its subsidiaries named as defendants, and certain other insurer and broker defendants, agreed in principle to settle the multi-district litigation with a class consisting of all purchasers of commercial insurance policies from 1998 through 2004 that were issued by any of the defendants named in the Commercial Complaint and brokered through any of the insurance brokers named as defendants in the Commercial Complaint. If the settlement is finalized and approved by the Court, and there is a minimum level of participation in the settlement fund by eligible class members, the AIG defendants will pay a total of $6,750 towards a total group settlement payment of $36,750. A portion of the total settlement fund, which includes plaintiffs' attorneys' fees and class notice and administration fees, would be distributed to purchasers of excess casualty policies from any of the settling defendants and brokered through Marsh, with the remainder being used to fund a settlement that would be paid to a charitable or educational organization to be agreed to by the settling parties. As of April 22, 2011, the AIG defendants had accrued a liability for their portion of the settlement.

      A number of complaints making allegations similar to those in the multi-district litigation have been filed against AIG, certain subsidiaries and other defendants in state and federal courts around the country. The defendants have thus far been successful in having the federal actions transferred to the District of New Jersey and consolidated into the multi-district litigation. These additional consolidated actions are still pending in the District of New Jersey, but are currently stayed. The AIG defendants have sought to have state court actions making similar allegations stayed pending resolution of the multi-district litigation. These efforts have generally been successful, although four cases have proceeded (one each in Florida and New Jersey state courts that have settled, and one each in Texas and Kansas state courts that are proceeding). In the Texas case, a hearing was held on November 11, 2009 on defendants' Special Exceptions. In the Kansas case, defendants are appealing the trial court's April 2010 denial of defendants' motion to dismiss to the Kansas Supreme Court.

      On August 24, 2007, the Ohio Attorney General filed a complaint in the Ohio Court of Common Pleas against AIG and a number of its subsidiaries, and several other broker and insurer defendants, asserting violation of Ohio's antitrust laws. The complaint, which is similar to the Commercial Complaint, alleged that the AIG defendants and the other broker and insurer defendants conspired to allocate customers, divide markets, and restrain competition in commercial lines of casualty insurance sold through the broker defendant. The complaint sought treble damages on behalf of Ohio public purchasers of commercial casualty insurance, disgorgement on behalf of both public and private purchasers of commercial casualty insurance, as well as a $0.5 per day penalty for each day of conspiratorial conduct. The AIG defendants, along with other co-defendants, moved to dismiss the complaint on November 16, 2007. On June 30, 2008, the court denied defendants' motion to dismiss. On August 18, 2008, defendants filed their answers to the complaint. On April 1, 2010, the AIG defendants and the Ohio

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

      Attorney General executed an agreement settling the Ohio Attorney General's claims. The settlement agreement calls for the AIG defendants to pay a total of $9,000, and to continue to maintain certain producer compensation disclosure and ongoing compliance initiatives.

      AIG Domestic Claims, Inc. (AIGDC, n/k/a Chartis Claims, Inc.), an indirect wholly owned subsidiary of AIG that provides certain claims adjustment services to the Company, was named as a defendant in a putative class action lawsuit in the 14th Judicial District Court for the State of Louisiana. Plaintiffs were medical providers who allege that AIGDC (as well as other defendants not affiliated with the Company) failed to comply with certain provisions of the Louisiana Any Willing Provider Act (the
      Act). The complaint sought monetary penalties and injunctive relief related to preferred provider organization discounts taken by defendants on bills submitted by Louisiana medical providers and hospitals who provided treatment or services to workers' compensation claimants. These claimants were occupationally ill or injured workers whose employers were named insureds under workers compensation policies issued by various insurance companies, including the Company. On September 23, 2005, certain defendants, including AIGDC filed a motion for summary judgment, seeking dismissal of plaintiffs' claims, and plaintiffs cross-moved for partial summary judgment. On July 20, 2006, the Court both denied AIGDC's motion for summary judgment and granted plaintiffs' partial motion for summary judgment, holding that AIGDC is a "group purchaser" under the Act, and that the Act applies to medical services provided to workers' compensation claimants.

      On November 28, 2006, the Court issued an order certifying a class of providers and hospitals. In an unrelated action also arising under the Act, a Louisiana appellate court ruled that the Court lacked jurisdiction to adjudicate the claims at issue. In response, AIGDC along with its co-defendants filed an exception for lack of subject matter jurisdiction. On January 19, 2007, the Court denied the motion, holding that it has jurisdiction over the putative class claims. AIGDC, along with the other defendants in the action, appealed the Court's class certification and jurisdictional ruling.

      On January 25, 2008, plaintiffs and AIGDC agreed to resolve this action on a classwide basis for $28,750. The court granted final approval of the settlement in May 2008 and most of the settlement funds have been distributed. The action has also been dismissed with prejudice.

      AIG is also subject to various legal proceedings which have been disclosed in AIG's periodic filings under the Securities Exchange Act of 1934, as amended, in which the Company is not named as a party, but whose outcome may nonetheless adversely affect the Company's financial position or results of operation.

      Except as may have been otherwise noted above with respect to specific matters, the Company cannot predict the outcome of the matters described above, reasonably estimate the potential costs related to these matters, or determine whether other AIG subsidiaries, including the Company, would have exposure to proceedings in which they are not named parties by virtue of their participation in an intercompany pooling arrangement. In the opinion of management, except as may have been otherwise noted above with respect to specific matters, the Company's ultimate liability for the matters referred to above is not likely to have a material adverse effect on the Company's financial position, although it is possible that the effect would be material to the Company's results of operations for an individual reporting period.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

B.    LEASES

      As of December 31, 2010, all leases were transferred from the Company to National Union. The total lease expense was $0, $11,157 and $14,004 in 2010, 2009 and 2008, respectively. These lease expenses are allocated to each affiliate based upon the percentage of space occupied. The Company's share of these transactions is based on its allocation as a member of the Commercial Pool, based upon its stated pool percentage.

C.    OTHER CONTINGENCIES

      In the ordinary course of business, the Company enters into structured settlements to settle certain claims. Structured settlements involve the purchase of an annuity to fund future claim obligations. In the event the life insurers providing the annuity, on certain structured settlements, are not able to meet their obligations, the Company would be liable for the payments of benefits. As of December 31, 2010, the Company has not incurred a loss and there has been no default by any of the life insurers included in the transactions. Management believes that based on the financial strength of the life insurers involved in these structured settlements the likelihood of a loss is remote.

      The estimated loss reserves eliminated by such structured settlement annuities and the present value of annuities due from all life insurers (mostly affiliates) which the Company remains contingently liable amounted to $1,607,811 as of December 31, 2010. Also, as of December 31, 2010, the Company had the following amounts of annuities in excess of 1% of its policyholders' surplus due from the following life insurers:

                                                                                            Licensed in
Name of life insurer                                            Location      Balances        New York
------------------------------------------------------------    ---------    ----------     -----------
American General Life Insurance Company                         Texas        $   75,169         Yes
United States Life Insurance Company in the City of New York    New York        882,500         Yes
American General Life Insurance Company of Delaware             Delaware        317,994          No
BMO Life Assurance Company                                      Canada          269,011          No

      As part of its private equity portfolio investment, as of December 31, 2010 the Company may be called upon for an additional capital investment of up to $388,468. The Company expects only a small portion of this portfolio will be called during 2011.

      As fully disclosed in Note 5, the Company has guaranteed the policyholder obligations of certain affiliated insurance companies. Each of the guaranteed affiliates has admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under any of these guarantees is remote.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

NOTE 12 - OTHER SIGNIFICANT MATTERS

The Company underwrites a significant concentration of its direct business with brokers.

The Company's direct percentage of policyholder dividend participating policies is 0.05 percent. Policyholder dividends are accounted for on an incurred basis. In connection therewith, during 2010, 2009 and 2008, policyholder dividends amounted to $0, $0 and $341, respectively, and were reported as Other Income in the accompanying statements of income.

As of December 31, 2010 and 2009, other admitted assets as reported in the accompanying statements of admitted assets were comprised of the following balances:

OTHER ADMITTED ASSETS                                2010        2009
---------------------------------------------    ----------   ----------
Paid loss clearing                               $  318,312   $  301,435
Loss funds on deposit                                40,858       70,207
Other assets                                        127,464      104,219
Intangible asset - Canada                          (107,372)    (120,793)
Note receivable - reinsurance commutation            37,044       37,044
Allowance provision                                (245,740)    (265,629)
Guaranty funds receivable and on deposit             12,199       15,174
                                                 ----------   ----------

   TOTAL OTHER ADMITTED ASSETS                   $  182,765   $  141,657
                                                 ==========   ==========

Guaranty funds receivable represent payments to various state insolvency funds which are recoupable against future premium tax payment in the respective states. Various states allow insurance companies to recoup assessments over a period of five to ten years. As of December 31, 2010 and 2009, the Company's liability for insolvency assessments amounted to $40,428 and $38,272, respectively, with related assets for premium tax credits of $12,183 and $15,174, respectively. Of the amount accrued, the Company expects to pay approximately $28,245 for insolvency assessments during the next year. In addition, the Company anticipates it will realize $7,698 of premium tax offset credits and the associated liability in years two through five. The remaining $4,485 will be realized between years six and ten.

The Company routinely assesses the collectability of its receivable balances for potentially uncollectible premiums receivable due from agents and reinsurance recoverable balances. In connection therewith, as of December 31, 2010 and 2009, the Company had established an allowance for doubtful accounts of $245,740 and $265,629, respectively, which was reported as a contra asset within Other Admitted Assets in the accompanying Statements of Admitted Assets.

During 2010, 2009 and 2008, the Company recorded $30,549, $25,860 and $48,507, respectively, for allowance for doubtful accounts to Net Loss from Agents' Balances Charged-off in the accompanying Statements of Income.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

As of December 31, 2010 and 2009, other liabilities as reported in the accompanying Statements of Liabilities, Capital and Surplus were comprised of the following balances:

OTHER LIABILITIES                                                       2010         2009
-----------------------------------------------------------------    ----------   ----------
Other liabilities, includes suspense accounts, expense
  account balances and certain accruals                              $   60,578    $  99,712
Accrued retrospective premiums                                           64,651       70,893
Deferred commission earnings                                              4,357        6,146
Servicing carrier liability                                               5,597        3,686
Retroactive reinsurance payable                                           1,258        1,733
Retroactive reinsurance reserves - assumed                                4,174        6,970
Retroactive reinsurance reserves - ceded                                 (2,077)      (2,028)
Loss clearing                                                             1,777          979
Remittances and items not allocated                                      28,426       41,968
Advance premiums                                                         11,102       12,185
Amounts withheld or retained by company for account of others            12,459        8,068
Policyholder funds on deposit                                             9,057       11,069
Liability for pension and severance pay                                  16,448       12,832
Accounts payable                                                         29,894       27,470
                                                                     ----------   ----------
   TOTAL OTHER LIABILITIES                                           $  247,701   $  301,683
                                                                     ==========   ==========

NOTE 13 - SUBSEQUENT EVENTS

Type I - Recognized Subsequent Events:

Subsequent events have been considered through April 29, 2011 for the statutory statement issued on April 29, 2011.

On February 23, 2011, NY SAP approved the Company's request to receive a capital contribution of $1,937,124 in cash from its parent Chartis U.S. Inc. and to reflect such contribution in its December 31, 2010 annual statement. The capital contribution was received by the Company on February 25, 2011.

Type II - Nonrecognized Subsequent Events:

Subsequent events have been considered through April 29, 2011 for the statutory statement issued on April 29, 2011.

On February 25, 2011, the Company entered into a Capital Maintenance Agreement
(CMA) with its Ultimate Parent, AIG. The CMA provides that in the event that the Company's Total Adjusted Capital (TAC) falls below 425% of the

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

Company's Authorized Control Level (ACL) Risk Based Capital (RBC), as estimated by the Company at the end of the first and third fiscal quarters, subject to any adjustments or modifications required by the Company's domiciliary regulator or its independent auditors, AIG will, within a specified time period prior to the close of the following fiscal quarter, contribute cash, cash equivalents, securities or other acceptable instruments that qualify as admitted assets to the Company so that the Company's TAC is projected to be equal to 425% of its ACL RBC as of the second and fourth fiscal quarters. The current CMA supersedes and replaces a CMA that related to the Company's December 31, 2009 surplus position.

On March 11, 2011 a major earthquake occurred near the northeast coast of Honshu, Japan, triggering a tsunami in the Pacific Ocean. In the first quarter of 2011, the Chartis insurers recorded a catastrophe loss of $1,300,000 related to this event, which has been named the Tohoku Earthquake and Tsunami. The loss recorded in connection with this event is a preliminary estimate based on Chartis' current assessment of the coverage provided under its direct policies and the provisions of its reinsurance coverage.

On March 28, 2011 the Company purchased structured securities from AIG for $587,571, the fair value of the assets as of the acquisition date, in an arms' length transaction. The investments purchased were asset-backed securities, primarily residential mortgage-backed securities and collateralized debt obligations.

Asbestos Loss Portfolio Transfer

On March 31, 2011, certain Chartis U.S. and non-U.S. insurers (Chartis Reinsureds), including the Commercial Pool participants, entered into a loss portfolio transfer reinsurance agreement (Asbestos Reinsurance LPT), with an inception date of January 1, 2011, with Eaglestone Reinsurance Company (Eaglestone). Under the Asbestos Reinsurance LPT, the Chartis Reinsureds transfer all of their net U.S. asbestos liabilities to Eaglestone, a newly reorganized non-pool affiliate and wholly owned subsidiary of Chartis U.S, Inc. The Chartis Reinsureds will make a payment of $2,679,000 to Eaglestone (representing the net carrying value of their asbestos reserves) and Eaglestone will provide coverage up to an aggregate limit of $5,000,000 on the assumed asbestos portfolio. The Commercial Pool participants' shares of the net ceded reserves (and payment) to Eaglestone are presented below. The Asbestos Reinsurance LPT is subject to the receipt of required regulatory approvals. The Commercial Pool Participants are seeking to account for the Asbestos Reinsurance LPT as prospective reinsurance and to record the Asbestos Reinsurance LPT in their respective first quarter 2011 financial statements.

On April 19, 2011, the Chartis Reinsureds, Eaglestone and National Indemnity Company (NICO), a subsidiary of Berkshire Hathaway, Inc., entered into a Master Transaction Agreement pursuant to which, at closing, Eaglestone and NICO will enter into a loss portfolio transfer retrocession agreement (Asbestos Retrocession LPT), with an inception date of January 1, 2011. Pursuant to the Asbestos Retrocession LPT, Eaglestone will transfer $1,870,000 of the net U.S. asbestos liabilities it assumed from the Chartis Reinsureds to NICO. Eaglestone will make a payment of $1,650,000 to NICO and NICO will provide coverage up to an aggregate limit of $3,500,000 and also assume responsibility for claims handling and collection of (and collectability risk on) the Chartis Reinsureds' third-party reinsurance related to the asbestos exposures it is assuming from Eaglestone. The closing of the transaction contemplated by the Master Transaction Agreement is subject to the receipt of required regulatory approvals and other closing conditions, and is expected to occur in the second quarter of 2011.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2010, 2009 AND 2008

                                 (000'S OMITTED)

Excess Workers' Compensation Loss Portfolio Transfer

On March 31, 2011, the Commercial Pool participants entered into a loss portfolio transfer agreement (Excess Workers' Compensation Reinsurance LPT), with an inception date of January 1, 2011, with Eaglestone to transfer $2,720,000 of net excess workers' compensation liabilities to Eaglestone on a funds withheld basis. The Commercial Pool participants will establish an initial funds withheld liability in the aggregate of $2,720,000 to Eaglestone and Eaglestone will provide coverage up to an aggregate limit of $5,500,000 on the assumed exposures. The Commercial Pool participants will credit interest of 4.25 percent per annum on the funds withheld balance. The Commercial Pool participants' shares of the net ceded reserves (and initial funds withheld liability) to Eaglestone are presented below. The Excess Workers' Compensation LPT is subject to the receipt of required regulatory approvals. The Commercial Pool Participants are seeking to account for the Excess Workers' Compensation Reinsurance LPT as prospective reinsurance and to record the Excess Workers' Compensation Reinsurance LPT in their respective first quarter 2011 financial statements.

                                   ASBESTOS LOSS    EXCESS WORKERS'
COMPANY                              TRANSFER        COMPENSATION          TOTAL
------------------------------     -------------    ---------------    ------------
National Union                     $     814,000    $     1,034,000    $  1,848,000
American Home                            772,000            979,000       1,751,000
C&I                                      236,000            299,000         535,000
Chartis PC                               107,000            136,000         243,000
New Hampshire                            107,000            136,000         243,000
ISOP                                     107,000            136,000         243,000
Chartis Casualty                               -                  -               -
Granite State                                  -                  -               -
Illinois National                              -                  -               -
                                   -------------    ---------------    ------------
                                   $   2,143,000    $     2,720,000    $  4,863,000
                                   =============    ===============    ============

Funding of Eaglestone Capitalization

On March 31, 2011, the Company, National Union, and New Hampshire (Funding Participants) approved the funding of $1,700,000 as part of a plan to capitalize Eaglestone. The Funding Participants will treat the distribution to their immediate parent (Chartis U.S., Inc.) as a return of capital. National Union and New Hampshire have received regulatory approvals for the return of capital, but have not yet paid their distributions of $510,000 and $170,000, respectively. The Company has not yet received regulatory approval and has not yet paid its planned distribution of $1,020,000. The Funding Participants expect to settle the distributions in the second quarter of 2011.

                           PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

The following financial statements of Variable Separate Account are included in Part B of this Registration Statement:
     -   Report of Independent Registered Public Accounting Firm

     -   Statement of Assets and Liabilities as of December 31, 2010


     -   Schedule of Portfolio Investments as of December 31, 2010


     - Statement of Operations for the year ended December 31, 2010, except as indicated


     - Statement of Changes in Net Assets for the years ended December 31, 2010 and 2009, except as indicated

     -   Notes to Financial Statements

The following consolidated financial statements of SunAmerica Annuity and Life Assurance Company are included in Part B of this Registration Statement:



     -   Report of Independent Registered Public Accounting Firm



     -   Consolidated Balance Sheets as of December 31, 2010 and 2009 (restated)


     -   Consolidated Statements of Income (Loss) and Comprehensive Income
         (Loss) for the years ended December 31, 2010, 2009 (restated) and 2008 (restated)


     - Consolidated Statements of Shareholder's Equity for the years ended December 31, 2010, 2009 (restated) and 2008 (restated)


     - Consolidated Statements of Cash Flows for the years ended December 31, 2010, 2009 (restated) and 2008 (restated)


     -   Notes to Consolidated Financial Statements


The following statutory financial statements of American Home Assurance Company are included in Part B of this Registration Statement:
     -   Report of Independent Auditors

     - Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2010 and 2009


     - Statements of Income and Changes in Capital and Surplus for the years ended December 31, 2010, 2009 and 2008


     - Statements of Cash Flow for the years ended December 31, 2010, 2009 and 2008

     -   Notes to Statutory Basis Financial Statements

(b) Exhibits


(1)   Resolutions Establishing Separate Account...................................  1
(2)   Custody Agreements..........................................................  1
(3)   (a)  Form of Distribution Contract..........................................  1
      (b)  Form of Selling Agreement..............................................  1
(4)   Variable Annuity Contract...................................................  2
      (a)  Group Annuity Certificate..............................................  5
      (b)  Individual Annuity Contract............................................  5
      (c)  (Polaris Rewards) Group Annuity Contract...............................  5
      (d)  (Polaris Rewards) Individual Annuity Contract..........................  5
      (e)  Form of Extended Legacy Program Guide..................................  12
(6)   Corporate Documents of Depositor
      (a)  Amended and Restated Articles of Incorporation.........................  10
      (b)  Amended and Restated Bylaws............................................  10
      (c)  Article of Amendment to the Amended and Restated Articles of
           Incorporation..........................................................  10
(7)   Reinsurance Contract........................................................  9
(8)   Material Contracts
      (a)  Anchor Series Trust Form of Fund Participation Agreement...............  1
      (b)  SunAmerica Series Trust Form of Fund Participation Agreement...........  1
      (c)  American Funds Form of Fund Participation Agreement....................  4
      (d)  Lord Abbett Form of Fund Participation Agreement.......................  4
      (e)  Van Kampen Form of Fund Participation Agreement........................  3
      (f)  AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund
           Participation Agreement................................................  11
(9)   (a)  Opinion of Counsel and Consent of Depositor............................  1
      (b)  Opinion of Counsel and Consent of Sullivan & Cromwell LLP, Counsel to
           American Home Assurance Company........................................  7

(10)  Consent of Independent Registered Public Accounting Firm....................  Filed Herewith
(11)  Financial Statements Omitted from Item 23...................................  Not Applicable
(12)  Initial Capitalization Agreement............................................  Not Applicable
(13)  Other
      (a)  Diagram and Listing of All Persons Directly or Indirectly Controlled By
           or Under Common Control with SunAmerica Annuity and Life Assurance
           Company, the Depositor of Registrant...................................  12
      (b)  Power of Attorney -- SunAmerica Annuity and Life Assurance Company
           Directors..............................................................  12
      (c)  Power of Attorney -- American Home Assurance Company Directors.........  13
      (d)  General Guarantee Agreement by American Home Assurance Company.........  6
      (e)  Notice of Termination of Guarantee as Published in the Wall Street
           Journal on November 24, 2006...........................................  8
      (f)  Notice of Termination of Support Agreement.............................  12
      (g)  Capital Maintenance Agreement of American International Group, Inc.....  12



 1 Incorporated by reference to Initial Registration Statement, File Nos. 333-
   25473 and  811-03859, filed on April 18, 1997, Accession No. 0000950148-97-
   000989.

 2 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No.
   3, File Nos. 333-25473 and 811-03859, filed on March 20, 1998, Accession No. 0000950148-98-000534.

 3 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-66114 and 811-03859, filed on October 25, 2001, Accession No. 0000950148-01-502065.

 4 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-91860 and 811-03859, filed on October 28, 2002, Accession No. 0000898430-02-003844.


 5 Incorporated by reference to Post-Effective Amendment No. 24 and Amendment
   No. 25, File Nos. 333-25473 and 811-03859, filed on April 19, 2004, Accession No. 0000950129-04-002177.



 6 Incorporated by reference to Post-Effective Amendment No. 26 and Amendment
   No. 27, File Nos. 333-25473 and 811-03859, filed on August 12, 2005,
   Accession No. 0000950129-05-008172.



 7 Incorporated by reference to Post-Effective Amendment No. 18 and Amendment
   No. 22, File Nos. 333-67685 and 811-07727, filed on October 21, 2005,
   Accession No. 0000950134-05-019473.


 8 Incorporated by reference to Post-Effective Amendment No. 16 and Amendment
   No. 17, File Nos. 333-66106 and 811-07727, filed on December 12, 2006,
   Accession No. 0000950124-06-007496.

 9 Incorporated by reference to Post-Effective Amendment No. 30 and Amendment
   No. 31, File Nos. 333-25473 and 811-03859, filed on April 30, 2007, Accession No. 0000950124-07-002480.


10 Incorporated by reference to Post-Effective Amendment No. 8 and Amendment No.
   9, File Nos. 333-137866 and 811-07727, filed on July 21, 2009, Accession No. 0000950123-09-023939.



11 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No.
   8, File Nos. 333-157199 and 811-03859, filed on August 25, 2010, Accession No. 0000950123-10-080861.



12 Incorporated by reference to Post-Effective Amendment No. 17 and Amendment
   No. 18, File Nos. 333-137867 and 811-03859, filed on April 27, 2011,
   Accession No. 0000950123-11-040070.



13 Incorporated by reference to Post-Effective Amendment No. 49 and Amendment
   No. 42, File Nos. 002-86837 and 811-03859, filed on April 29, 2011, Accession No. 0000950123-11-042282.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

(a) The officers and directors of SunAmerica Annuity and Life Assurance Company, Depositor, are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.


NAME                             POSITION
----                             --------
Jana W. Greer(1)                 Director, President and Chief Executive Officer
Michael J. Akers(2)              Director and Senior Vice President
N. Scott Gillis(1)               Director, Senior Vice President and Chief
                                 Financial Officer
Roger E. Hahn(2)                 Director
William J. Kane(3)               Director
Scott H. Richland(4)             Director
Edwin R. Raquel(1)               Senior Vice President and Chief Actuary
Christine A. Nixon               Senior Vice President and Secretary
Stewart R. Polakov(1)            Senior Vice President and Controller
Mallary L. Reznik                Senior Vice President, General Counsel and Chief
                                 Compliance Officer (Rule 38A-1)
Timothy W. Still(1)              Senior Vice President
Edward T. Texeria(1)             Senior Vice President and Chief Accounting Officer
Gavin D. Friedman                Vice President and Deputy General Counsel
William T. Devanney, Jr.(1)      Vice President
Rodney A. Haviland(1)            Vice President
Stephen J. Stone(1)              Vice President
Monica F. Suryapranata(1)        Vice President and Variable Annuity Product
                                 Controller
Manda Ghaferi                    Assistant Vice President
Virginia N. Puzon                Assistant Secretary



--------

  (1)  21650 Oxnard Street, Woodland Hills, CA 91367

  (2)  2929 Allen Parkway, Houston, TX 77019


  (3)  10816 Andora Avenue, Chatsworth, CA 91311



  (4)  P.O. Box 297, Palos Verdes Estates, CA 90274



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


The Registrant is a separate account of SunAmerica Annuity and Life Assurance Company ("Depositor"). The Depositor is a subsidiary of American International Group, Inc. For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 13(a). An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No. 0001047469-11-001283, filed on February 24, 2011.


ITEM 27.  NUMBER OF CONTRACT OWNERS


As of March 14, 2011, the number of Polaris II contracts funded by Variable Separate Account was 60,339 of which 24,657 were qualified contracts and 35,682 were non-qualified contracts.


ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SunAmerica Annuity and Life Assurance Company

Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's Bylaws ("Bylaws") authorize the indemnification of directors and officers to the full extent permitted by the laws, including the advance of expenses under the procedures set forth therein. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to Section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the Bylaws.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which was filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

    SunAmerica Annuity and Life Assurance Company -- Variable Separate Account SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account One
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
    Two
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
    Four
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
    Five
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account Seven
    SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
    Nine
    First SunAmerica Life Insurance Company -- FS Variable Separate Account First SunAmerica Life Insurance Company -- FS Variable Annuity Account One First SunAmerica Life Insurance Company -- FS Variable Annuity Account Two First SunAmerica Life Insurance Company -- FS Variable Annuity Account Five First SunAmerica Life Insurance Company -- FS Variable Annuity Account Nine Anchor Series Trust
    SunAmerica Series Trust
    SunAmerica Equity Funds
    SunAmerica Income Funds
    SunAmerica Focused Series, Inc.
    SunAmerica Money Market Funds, Inc.
    SunAmerica Senior Floating Rate Fund, Inc.

(b) Directors, Officers and principal place of business:


OFFICER/DIRECTORS*                               POSITION
------------------                               --------
Peter A. Harbeck            Director
James T. Nichols            Director, President & Chief Executive Officer
Stephen A. Maginn(1)        Director, Chief Distribution Officer
Frank Curran                Vice President, Controller, Financial Operation
                            Principal and Chief Financial Officer, Treasurer
James D. Siegel             Chief Compliance Officer
John T. Genoy               Vice President
Mallary L. Reznik(2)        Vice President
Christine A. Nixon(2)       Secretary
Virginia N. Puzon(2)        Assistant Secretary



--------

  * Unless otherwise indicated, the principal business address of SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

  (1)  Principal business address is 21650 Oxnard Street, Woodland Hills, CA
       91367.

  (2) Principal business address is 1 SunAmerica Center, Los Angeles, California 90067.

(c) SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

General Representations
-----------------------

The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) - (d) of the Rule have been complied with.

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

Undertakings of the Registrant
------------------------------

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Undertakings of the Depositor Regarding Guarantor
-------------------------------------------------

During any time there are insurance obligations outstanding and covered by the guarantee issued by American Home Assurance Company ("American Home Guarantee Period") , filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to policy owners covered by the American Home Guarantee promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of American Home in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent auditors of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to policy owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of American Home, free of charge upon a policy owner's request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Separate Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to be signed on its behalf, in the City of Los Angeles, and State of California, on this 27th day of April, 2011.


                                        VARIABLE SEPARATE ACCOUNT
                                        (Registrant)

                                        By: SUNAMERICA ANNUITY AND LIFE
                                            ASSURANCE COMPANY


                                        By:       /s/ MALLARY L. REZNIK

                                            ------------------------------------

                                                     MALLARY L. REZNIK,
                                            SENIOR VICE PRESIDENT & GENERAL
                                                           COUNSEL


                                        By: SUNAMERICA ANNUITY AND LIFE
                                            ASSURANCE COMPANY
                                            (Depositor)


                                        By:       /s/ MALLARY L. REZNIK

                                            ------------------------------------

                                                     MALLARY L. REZNIK,
                                            SENIOR VICE PRESIDENT & GENERAL
                                                           COUNSEL


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.




          SIGNATURE                             TITLE                          DATE
          ---------                             -----                          ----
JANA W. GREER*                       Director, President & Chief          April 27, 2011
-----------------------------             Executive Officer
JANA W. GREER                       (Principal Executive Officer)


MICHAEL J. AKERS*                              Director                   April 27, 2011
-----------------------------
MICHAEL J. AKERS


N. SCOTT GILLIS*                  Director, Senior Vice President &       April 27, 2011
-----------------------------          Chief Financial Officer
N. SCOTT GILLIS                     (Principal Financial Officer)


ROGER E. HAHN*                                 Director                   April 27, 2011
-----------------------------
ROGER E. HAHN


WILLIAM J. KANE*                               Director                   April 27, 2011
-----------------------------
WILLIAM J. KANE


SCOTT H. RICHLAND*                             Director                   April 27, 2011
-----------------------------
SCOTT H. RICHLAND


STEWART R. POLAKOV*               Senior Vice President & Controller      April 27, 2011
-----------------------------       (Principal Accounting Officer)
STEWART R. POLAKOV


/s/ MANDA GHAFERI                          Attorney-in-Fact               April 27, 2011
-----------------------------
*MANDA GHAFERI

                                   SIGNATURES



American Home Assurance Company has caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 28th day of April, 2011.



                                        AMERICAN HOME ASSURANCE COMPANY



                                        BY: /s/ SEAN T. LEONARD

                                            ------------------------------------

                                            SEAN T. LEONARD


                                            CHIEF FINANCIAL OFFICER AND SENIOR
                                            VICE PRESIDENT



This amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.




           SIGNATURE                             TITLE                          DATE
           ---------                             -----                          ----

*PETER D. HANCOCK                        Chairman and Director             April 28, 2011
------------------------------
PETER D. HANCOCK


*JOHN Q. DOYLE                          Director, President and            April 28, 2011
------------------------------          Chief Executive Officer
JOHN Q. DOYLE


*ROBERT S. SCHIMEK                              Director                   April 28, 2011
------------------------------
ROBERT S. SCHIMEK


*JAMES BRACKEN                                  Director                   April 28, 2011
------------------------------
JAMES BRACKEN


*PETER J. EASTWOOD                              Director                   April 28, 2011
------------------------------
PETER J. EASTWOOD


*DAVID NEIL FIELDS                              Director                   April 28, 2011
------------------------------
DAVID NEIL FIELDS


*DAVID L. HERZOG                                Director                   April 28, 2011
------------------------------
DAVID L. HERZOG


*LOUIS P. IGLESIAS                              Director                   April 28, 2011
------------------------------
LOUIS P. IGLESIAS


*MONIKA MARIA MACHON                            Director                   April 28, 2011
------------------------------
MONIKA MARIA MACHON


*KRISTIAN P. MOOR                               Director                   April 28, 2011
------------------------------
KRISTIAN P. MOOR


*RALPH W. MUCERINO                              Director                   April 28, 2011
------------------------------
RALPH W. MUCERINO


*SID SANKARAN                                   Director                   April 28, 2011
------------------------------
SID SANKARAN


*CHRISTOPHER L. SPARRO                          Director                   April 28, 2011
------------------------------
CHRISTOPHER L. SPARRO


*NICHOLAS CHARLES WALSH                         Director                   April 28, 2011
------------------------------
NICHOLAS CHARLES WALSH


*MARK TIMOTHY WILLIS                            Director                   April 28, 2011
------------------------------
MARK TIMOTHY WILLIS


*BY:  /s/ SEAN T. LEONARD
      ------------------------
      SEAN T. LEONARD
      ATTORNEY-IN-FACT

                                  EXHIBIT INDEX

EXHIBIT NO.                                      DESCRIPTION
-----------                                      -----------
10            Consent of Independent Registered Public Accounting Firm